As filed with the Securities and Exchange Commission on April 26, 2019

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 68	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 287	☒

Separate Account VA B

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-851

Alison Ryan, Esquire

Brian Stallworth, Esquire

c/o Office of the General Counsel

Transamerica Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2019 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2019

To The

Prospectus and Statement of Additional Information Dated May 1, 2019

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

Subaccount	Year	Separate Account Expense 2.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.465422 $1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.02258 $0.993342	$1.369074 $1.465422 $1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607 $0.993351	$1.406261 $1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307 $1.058956	$1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 113,442.404 114,167.431 328,459.216
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.524882 $1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838 $0.993356	$1.431662 $1.524882 $1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838	0.000 0.000 6,390.561 6,828.617 7,263.823 7,694.524 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183 $0.993364	$1.470700 $1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587012 $1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418 $0.993369	$1.497339 $1.587012 $1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418	4,049.440 4,097.477 10,503.280 11,390.671 12,135.160 13,538.501 10,554.282 12,180.747 13,842.306 0.000

2

TRANSAMERICA LANDMARK VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Supplement Dated May 1, 2019

To The

Prospectus and Statement of Additional Information Dated May 1, 2019

The following hereby replaces the corresponding information in the APPENDIX – CONDENSED FINANCIAL INFORMATION contained in the prospectus and Statement of Additional Information.

Subaccount	Year	Separate Account Expense 2.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.465422 $1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258 $0.993342	$1.369074 $1.465422 $1.342238 $1.308791 $1.340560 $1.305216 $1.188512 $1.105311 $1.089880 $1.002258	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 2.00%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607 $0.993351	$1.406261 $1.500790 $1.370617 $1.332552 $1.360898 $1.321132 $1.199467 $1.112201 $1.093467 $1.002607	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units

TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339 $1.000000	$1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.95%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804 $1.000000	$0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40 – Service Class Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990 $1.000000	$1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation – Moderate Growth – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069 $1.000000	$1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	0.000 0.000 0.000 0.000 30,017.573 31,375.530 32,695.465 35,400.651 35,434.724 35,474.345 35,519.648
TA JPMorgan Asset Allocation - Moderate – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658 $1.000000	$1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650 $1.000000	$0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	85,275.046 85,746.647 86,220.862 48,924.942 49,195.517 49,467.585 49,741.157 50,016.245 50,292.851 50,570.993 9,285.237

2

TA Multi-Managed Balanced – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.00340 $0.905514 $0.733029 $1.000000	$1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return – Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950 $1.000000	$1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Subaccount	Year	Separate Account Expense 1.80%
		Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities – Service Class Subaccount Inception Date May 3, 2004	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.231585 $1.224796 $1.245048 $1.269687 $1.237817 $1.292240 $1.254592 $1.190388 $1.162706 $1.135955	$1.209849 $1.231585 $1.224796 $1.245048 $1.269687 $1.237817 $1.292240 $1.254592 $1.190388 $1.162706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 87,233.052 145,405.960
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.524882 $1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838 $0.993356	$1.431662 $1.524882 $1.389896 $1.348655 $1.374647 $1.331866 $1.206852 $1.116845 $1.095871 $1.002838	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

3

Subaccount	Year	Separate Account Expense 1.50%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183 $0.993364	$1.470700 $1.561819 $1.419374 $1.373213 $1.395548 $1.348132 $1.217987 $1.123816 $1.099477 $1.003183	0.000 0.000 0.000 0.000 0.000 13,419.354 26,101.414 7,093.115 7,144.331 0.000

Subaccount	Year	Separate Account Expense 1.30%
		Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587012 $1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418 $0.993369	$1.497399 $1.587012 $1.439439 $1.389890 $1.409713 $1.359135 $1.225513 $1.128521 $1.101913 $1.003418	102,181.254 134,109.291 143,870.749 169,205.079 61,567.200 94,238.459 71,728.299 23,932.997 21,145.046 0.000

4

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2019
to the
Prospectus Dated May 1, 2019
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2019
The following investment choices are hereby added to your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds II, Inc. - Class I
BlackRock Basic Value V.I. Fund	BlackRock Basic Value V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: Capital appreciation with secondary objective of income.
BlackRock High Yield V.I. Fund - Class I Shares	BlackRock High Yield V.I. Fund - Class I Shares	BlackRock Advisors, LLC.
Investment Objective: High level of current income with a secondary objective of capital appreciation when consistent with primary objective.
TRANSAMERICA SERIES TRUST
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA International Equity Index - Service Class(1)	Transamerica International Equity Index VP - Service Class(1)	SSGA Funds Management, Inc.(1)
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: High total return through the combination of income and capital appreciation.
TA U.S. Equity Index - Service Class(2)	Transamerica U.S. Equity Index VP - Service Class(2)	SSGA Funds Management, Inc.(2)
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
The following subaccount will only be available to owners that held an investment in this subaccount on May 1, 2009. However, if any such owner surrenders all of his or her money from this subaccount after May 1. 2009, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock Advisors, LLC.
Investment Objective: High total investment return.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Merrill Lynch, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
1

The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
BlackRock Variable Series Fund, Inc.	0.10%
2

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
3

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(5) Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(6) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
5

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

6

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	$2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204	193,635.354 218,805.006 292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979 747,775.364 936,857.924
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	$2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396	66,096.901 71,961.484 81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263 430,732.011 499,795.115
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129	$2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637	328,895.711 416,760.885 647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192 1,891,321.926 2,233,939.965
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191	$2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513	242,718.137 283,491.082 437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699 884,397.190 939,953.055
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041	$2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858	77,192.505 108,853.475 112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697 562,291.975 610,674.208
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709	$1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
7

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	$2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615	239,162.979 269,449.231 283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418 865,328.271 904,593.534
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	$1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848	42,609.402 61,552.089 62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527 134,074.657 217,880.547
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	$2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352	25,797.922 25,839.736 25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368 76,993.905 79,981.861
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	$1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468	62,076.870 62,693.874 63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453 94,945.390 132,761.289
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	$3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781	101,301.799 117,654.911 132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752 505,851.059 668,937.173
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	$2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361	18,427.474 18,615.777 21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191 98,909.768 103,853.710
8

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	$1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723	3,750.849 5,073.732 5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063 22,135.901 22,231.264
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	$1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,897.797 11,901.854 1,999.116
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	$2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736	61,532.177 65,070.396 70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918 127,398.871 116,367.952
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	$1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573	155,528.891 167,017.311 185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705 569,954.555 597,619.981
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	$2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,024.655 17,253.438 21,455.255
9

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	$2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385	13,568.496 14,407.297 15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446 93,045.640 67,440.194
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	$1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963	64,581.050 70,562.274 77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175 116,873.434 141,530.681
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	$0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876	78,339.063 82,688.280 87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036 197,081.488 213,131.202
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	$2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913	71,817.935 99,524.873 95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398 381,135.740 440,838.189
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	$1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088	257,424.562 369,934.032 448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189 1,491,853.748 1,941,604.581
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287	$1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
10

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	$2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776	459,719.934 731,707.199 1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088 2,668,464.893 1,256,954.507
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169 $1.000000	$1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169	8,981.145 90,791.257 103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964 318,755.851 107,314.253
TA BlackRock Global Real Estate Securities - Initial Class(4) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	$2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147	29,191.037 28,911.511 30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695 85,598.679 77,337.559
TA BlackRock Government Money Market - Initial Class(5) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	$0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790	100,097.367 580,516.741 684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712 1,771,139.564 1,269,698.817
TA BlackRock Smart Beta 40 - Initial Class(6) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	$1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302	32,472.079 39,824.090 41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856 79,284.999 69,506.930
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	8,972.407 24,313.545 28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779 80,415.700 0.000
11

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	$1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102	122,555.606 142,265.033 142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340 352,063.468 382,307.487
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	$1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670	462,425.478 504,861.288 533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076 683,290.702 669,637.329
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	$2.290927 $2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015	711,435.846 1,104,506.102 1,161,457.081 1,194,311.281 1,495,107.875 1,836.852.949 1,983,969.406 2,295,673.738 2,663,229.920 138,566.563
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	$1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624	71,558.186 97,752.560 115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812 551,615.394 512,429.517
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304	$2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469	916,927.705 1,283,517.016 1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878 1,510,307.161 1,655,466.961
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	$2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468	676,895.176 784,589.305 1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822 2,058,687.626 2,237,224.015
12

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	$1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335	495,084.386 874,442.823 1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406 2,052,466.584 2,157,194.866
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	$2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633	233.977.438 361,267.092 398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806 775,684.824 773,179.078
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	0.000 0.000 0.000 17,264.043 0.000 0.000 0.000 0.000 2,470.866 2,488.746
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	4,076.147 9,345.332 7,967.568 4,079.467 892.690 893.956 895.327 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	$1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	0.000 0.000 0.000 0.000 0.000 0.000 47,946.359 0.000 0.000 0.000
13

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	$1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543	0.000 27,427.002 33,385.741 32,651.688 2,754.273 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	$3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218	89,508.510 104,513.196 117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084 464,676.791 541,117.098
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	$2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058	37,888.527 51,599.275 55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661 29,766.351 44,713.021
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153 $1.000000	$1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	0.000 13,242.015 15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	$1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905	283,533.666 395,149.254 418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453 1,256,702.466 1,276,639.241
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595	$3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857	324,008.399 490,929.339 617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038 1,547,738.181 1,794,312.791
14

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	$3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922	81,856.893 102,575.154 103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046 362,042.810 421,278.627
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	$2.499553 $2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576	262,327.983 318,057.472 332,333.914 425,768.145 605,664.677 700,744.103 820,231.226 1,016,010.759 1,448,051.369 2,104,906.366
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	$1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254	133,511.236 289,559.509 297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420 953,004.670 1,020,585.859
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	$2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353	577,049.901 743,702.778 835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111 1,694,037.159 1,817,051.238
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(5)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(6)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
15

Transamerica Landmark Variable Annuity
Issued by
TRANSAMERICA LIFE INSURANCE COMPANY
Supplement Dated May 1, 2019
to the
Prospectus Dated May 1, 2019
This Prospectus Supplement must be accompanied or preceded
by the Prospectus for the
Transamerica Landmark Variable Annuity dated May 1, 2019
The following investment choices available for your policy:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUBADVISOR
MUTUAL FUND AND VARIABLE INSURANCE TRUST
Rational Trend Aggregation VA Fund(1)	Rational Trend Aggregation VA Fund(1)	Rational Capital LLC(1)
Investment Objective: Total return on investment, with dividend income as an important component of that return.
Rational Insider Buying VA Fund	Rational Insider Buying VA Fund	Rational Capital LLC
Investment Objective: Long-term capital appreciation.
TRANSAMERICA SERIES TRUST
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation with capital preservation as a secondary objective.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide the investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
(1)	Effective on or about November 1, 2018, Rational Dividend Capture VA Fund subadvised by Rational Capital LLC changed changed its name to Rational Trend Aggregation VA Fund and is still subadvised by Rational Capital LLC.
All terms used that are not defined in this supplement shall have the same meanings as the same terms used in the prospectus.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 3 in the body of the prospectus.
We have developed this variable annuity product in cooperation with Huntington and its affiliates, and have included underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.
The following hereby amends, and to the extent inconsistent replaces, the corresponding Section 5 in the body of the prospectus.
The chart below provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis:
Incoming Payments to the Company and TCI
Fund	Maximum Fee % of assets
The Huntington Funds	0.25%
1

The following information hereby supplements the corresponding APPENDIX contained in the prospectus.
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses available on December 31, 2015. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
calling:	(800) 525-6205
writing:	Transamerica Life Insurance Company
4333 Edgewood Road NE
Cedar Rapids, IA 52499-0001

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
2

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 29,874.135
3

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
4

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 37,609.858 37,609.858 37,609.858 17,585.995
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

5

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	$1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394	368,208.488 404,252.754 429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437 161,581.225 41,217.246
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423	$1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381	372,512.525 478,547.139 635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236 37,603.038 18,875.057
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431	$2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730	6,477.234 6,536.084 14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575 11,373.739 1,387.122
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	4,022,242.257 6,512,538.987 7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809 2,237,059.425 16,227.510
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	572,473.035 712,699.595 857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164 167,541.078 11,828.232
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	403,006.611 449,616.943 639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678 123,506.687 0.000
6

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	555,386.748 655,201.231 867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012 132,466.085 3,161.077
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	307,998.650 399,626.824 514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828 49,629.575 12,147.528
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	$1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073	1,773,562.086 1,903,461.642 2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041 459,036.135 151,843.347
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338	$1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531	2,366,622.014 2,817,748.274 3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915 643,419.289 358,038.999
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328	$1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169	28,082.691 32,392.703 49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580 285,615.592 98,591.301
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747	$1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925	48,246.245 49,970.686 75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131 107,589.902 55,762.886
7

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013	$1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606	525,299.692 633,478.137 743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815 546,118.821 344,755.172
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597	$1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273	234,023.928 280,967.691 372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723 9,114.792 17,072.046
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	$1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985	751,955.048 1,359,024.669 1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232 1,313,977.890 354,008.601
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653	$1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177	221,712.639 249,213.830 323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495 302,260.044 160,409.283
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673	$1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025	56,989.123 59,731.595 68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168 122,341.446 36,267.928
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	21,745.441 25,840.535 49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
8

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224	$2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860	0.000 0.000 0.000 0.000 0.000 0.000 12,886.320 14,610.734 14,964.476 16,070.843
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674	$1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880	0.000 7,497.079 21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553 59,799.046 31,875.087
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503	$2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854	16,617.261 17,072.648 19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780 24,995.217 17,467.911
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489	$1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898	69,286.359 89,387.857 101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485 289,059.371 194,303.105
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308	$1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873	813,942.685 1,019,065.200 1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565 1,272,412.700 536,976.055
Rational Trend Aggregation VA Fund(4) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801	$1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901	767,483.344 973,308.571 1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734 357,561.070 134,308.720
9

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	230,224.843 259,592.217 308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126 69,157.730 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504	$0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260	57,513.431 60,644.783 71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228 102,206.601 49,762.474
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100	$1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846	150,274.195 177,289.096 226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975 194,067.464 43,174.866
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377	$1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163	579,049.772 874,159.543 1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229 1,898,150.249 3,174,107.097
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377	$1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163	447,657.055 35,543.598 588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828 481,412.351 609,795.772
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.336551 $10.018405 $9.536912 $9.999646	$10.538768 $11.336551 $10.018405 $9.536912	90,208.548 65,728.239 57,859.042 16,011.027
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.616059 $2.425685	$2.285292 $2.616059	41,268.463 44,158.948
10

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136	$1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398	880,316.411 1,103,951.428 1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411 1,664,705.243 915,067.668
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.753013 $10.483340 $9.998941	$11.918079 $12.753013 $10.483340	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	3,694,852.730 4,628,018.641 5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814 5,502,054.595 990,580.454
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$9.467562 $10.398566 $9.362504 $9.448792 $9.911029	16,243.428 9,632,239 8,991.122 14,618.172 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.607307 $9.116051 $9.251716 $9.871102 $9.998938	$9.406093 $10.607307 $9.116051 $9.251716 $9.871102	13,799.726 12,594.302 12,626.779 12,644.587 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832	$1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931	193,867.388 230,718.822 297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477 9,418.845 6,418.003
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414	$0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428	3,100,805.376 4,335,700.349 5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987 1,002,475.403 742,834.929
11

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050	$1.0952201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365	2,162,212.319 2,492,943.549 2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041 752,917.972 22,484.590
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.325813 $10.166524 $9.998941	$10.886332 $11.325813 $10.166524	410.323 467.842 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.920114 $10.235836 $9.998941	$11.306219 $11.920114 $10.235836	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	5,119,970.644 6,253,223.315 7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544 4,835,279.160 1,140,849.543
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579	$1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623	204,409.904 334,981.387 435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377 27,755.696 28,285.684
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.042826 $9.998817	$9.335013 $11.042826	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,391,739.714 1,598,467.795 1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156 35,417.552 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211	$1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790	86,824.823 98,225.118 101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953 56,134.013 42,925.556
12

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.361603 $1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859	$2.304591 $2.361603 $1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651	113,870.441 116,338.188 133,279.545 154,417.614 224,217.948 246,010.586 256,881.057 272,861.830 295,977.826 4,327.978
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023	$1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267	2,376,539.555 3,691,868.265 4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818 4,316,339.716 3,004,713.401
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564	$1.259998 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076	196,551.968 286,135.786 356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244 372,699.441 227,478.900
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960	$1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829	8,745,521.532 10,696,305.410 12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142 12,775,885.589 8,939,688.529
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825	$1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359	20,544,871.789 23,603,259.926 26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102 11,239,943.228 7,507,740.524
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	507,185.477 627,260.332 705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
13

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575	$1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923	178,082.040 215,934.894 309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129 8,380.008 8,454.308
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421	$1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661	2,374,260.846 2,795,008.878 3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443 3,209,422.822 2,394,771.793
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.0298862 $0.985164	$2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	129,077.149 178,096.870 240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172 36,649.277 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	4,052,626.845 4,809,521.795 5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	768,735.305 829,013.758 939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	596,262.499 623,719.827 670,211.216 634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	$1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001	6,790,702.445 8,389,338.798 9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751 1,886,930.181 803,310.790
14

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	396,805.787 562,355.304 634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401 1,254,062.356 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	$1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829	4,834,115.462 5,398,275.828 5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523 1,992,651.927 892,503.698
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	237,762.317 304,150.481 320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208	$2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587	41,705.721 48,322.532 54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941 2,802.927 3,289.004
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665	$1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024	645,989.330 868,146.823 926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302 503,434.319 299,283.714
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	448,384.342 462,249.337 510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434 3,665.881 0.000
15

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	103,625.283 142,335.977 193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911 26,556.163 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	524,894.810 546,928.979 563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219 3,614.102 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708 $1.133644 $0.992107	$1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666 $1.196708 $1.133644	4,555,574.725 5,835,157.538 6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585 2,825,039.568 899,504.139
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,123,311.437 1,443,720.746 1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	6,063,151.477 2,234,442.214 4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369 228,373.920 40,860.882
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	717,888.764 824,814.937 1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
16

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	1,524,980.447 1,810,004.171 2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,255,307.649 3,449,079.815 3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	$2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838	244,787.273 298,757.356 395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466 69,076.446 52,331.003
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581	$2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276	379,588.346 472,854.374 616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070 100,387.124 103,170.210
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.950552 $1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619	$1.850967 $1.950552 $1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048	10,009.617 16,380.978 19,763.661 48,107.777 50,588.684 49,744.808 51,601.279 67,506.996 51,373.267 45,313.108
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499	$0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074	222,455.296 286,930.185 403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804 109,240.990 88,264.204
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.211232 $9.998817	$10.498753 $11.211232	0.000 0.000
17

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271	$1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164	189,363.200 221,351.657 236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733 90,107.334 817.209
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective November 1, 2018, Rational Dividend Capture Fund was renamed Rational Trend Aggregation VA Fund.
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(7)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
18

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

Separate Account VA B

Supplement Dated May 1, 2019

to the

Prospectus dated May 1, 2019

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM Variable Annuity dated May 1, 2019

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica Income EliteSM II
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica AxiomSM Variable Annuity	Transamerica PrincipiumSM II Variable Annuity
Income EliteSM Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are offering for the Retirement Income Max® rider as described in the Retirement Income Max® Rider Fees, Retirement Income Max®– Base Benefit – Withdrawal Percentage and the Retirement Income Max® – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective variable annuity prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEE

Single	Joint
1.35%	1.45%

GROWTH PERCENTAGE

7.20%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.25%	4.75%
70-74	5.40%	4.90%
75-79	5.50%	5.00%
≥ 80	5.75%	5.25%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the benefit anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days after the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica Income EliteSM II	333-186032
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica AxiomSM Variable Annuity	333-187913	Transamerica PrincipiumSM II Variable Annuity	333-187912
Income EliteSM Variable Annuity	333-187914	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

Transamerica Variable Annuity Series	MEMBERS® Variable Annuity Series
Partners Variable Annuity Series	Transamerica Advisor EliteSM II
Transamerica AxiomSM II	Transamerica AxiomSM Variable Annuity
Transamerica PrincipiumSM III	Transamerica Advisor EliteSM Variable Annuity
Transamerica LandmarkSM Variable Annuity	MEMBERS® LandmarkSM Variable Annuity
Transamerica FreedomSM Variable Annuity	MEMBERS® FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity	MEMBERS® ExtraSM Variable Annuity
Transamerica LibertySM Variable Annuity	MEMBERS® LibertySM Variable Annuity
Transamerica PrincipiumSM II Variable Annuity	Transamerica InspireSM Variable Annuity
Transamerica Variable Annuity I-Share

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Rate Sheet Supplement dated May 1, 2019

(for Applications signed on or after May 1, 2019)

to the

Prospectus dated May 1, 2019

This Rate Sheet Prospectus Supplement (this “supplement”) applies to the above listed Transamerica variable annuities and should be read and retained with the prospectus. If you would like another copy of the current prospectus, please call us at (800) 525-6205.

All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov. Please see the SEC file number table below for your applicable product.

We are issuing this supplement to provide the rider fee, growth and withdrawal percentages that we are currently offering for the Retirement Income Choice® 1.6 rider as described in the Retirement Income Choice® 1.6 Fees, Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage and the Retirement Income Choice® 1.6 – Base Benefit –Growth sections of the prospectus. This supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement(s), and must be used in conjunction with the above effective prospectuses, as amended.

The amounts listed below apply for applications signed between May 1, 2019 and June 30, 2019. The rider fee, growth and withdrawal percentages may be different than those listed below for applications signed after June 30, 2019. The rider fee and withdrawal percentages applicable to your policy will not change for the life of your policy (unless subject to an automatic step-up as described in the Automatic Step-Up section of your prospectus. At the time of an automatic step-up the rider fee percentage may increase by no more than 0.75% from the current rider fee percentage listed below). The growth percentage can change upon manual reset, which is a manual process under which your current rider is terminated and a new rider is issued. You can only elect to reset during the 30 day period following each successive fifth rider anniversary and if all other rider issue requirements are met as further described in the Retirement Income Choice® 1.6 – Base Benefit- Manual Resets section of your prospectus. The Rate Sheet Prospectus Supplement applicable to your policy will be included with your prospectus. Please work with your financial professional or visit www.transamerica.com to confirm the current rates.

RIDER FEES

Rider Benefit	Single Life Option	Joint Life Option
Base Benefit Designated Allocation Group A	1.50%	1.60%
Base Benefit Designated Allocation Group B	1.50%	1.60%
Base Benefit Designated Allocation Group C	1.50%	1.60%
Death Benefit	0.40%	0.35%
Income Enhancement	0.30%	0.50%

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

1

GROWTH PERCENTAGE

6.00%

WITHDRAWAL PERCENTAGE

Age at time of first withdrawal	Withdrawal Percentage - Single Life Option*	Withdrawal Percentage - Joint Life Option*
0-58	0.00%	0.00%
59-64	4.00%	3.50%
65-69	5.10%	4.60%
70-74	5.20%	4.70%
75-79	5.50%	5.00%
≥ 80	6.00%	5.50%

* The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday.

Please note: In order for you to receive the rider fee, growth and withdrawal percentages reflected above, your application must be signed within the time period disclosed above. We must also receive your completed application within 7 calendar days from the date that this supplement is no longer effective, and the policy must be funded within 60 calendar days from the date that this supplement is no longer effective. If these conditions are not met, your application will be considered not in good order. If you decide to proceed with the purchase of the policy, additional paperwork may be required to issue the policy with the applicable rates in effect at that time.

Transamerica Life Insurance Company
Product Name	SEC File Number	Product Name	SEC File Number
Transamerica Variable Annuity Series	333-185573	MEMBERS® Variable Annuity Series	333-185573
Partners Variable Annuity Series	333-185573	Transamerica Advisor EliteSM II	333-186031
Transamerica AxiomSM II	333-186029	Transamerica AxiomSM Variable Annuity	333-187913
Transamerica PrincipiumSM III	333-186030	Transamerica Advisor EliteSM Variable Annuity	333-187915
Transamerica LandmarkSM Variable Annuity	33-33085	MEMBERS® LandmarkSM Variable Annuity	33-33085
Transamerica FreedomSM Variable Annuity	33-56908	MEMBERS® FreedomSM Variable Annuity	33-56908
Transamerica ExtraSM Variable Annuity	333-187910	MEMBERS® ExtraSM Variable Annuity	333-187910
Transamerica LibertySM Variable Annuity	333-187911	MEMBERS® LibertySM Variable Annuity	333-187911
Transamerica PrincipiumSM II Variable Annuity	333-187912	Transamerica InspireSM Variable Annuity	333-215598
Transamerica Variable Annuity I-Share	333-186031

This Supplement must be accompanied or preceded by the current Prospectus dated May 1, 2019.

Please read this Supplement carefully and retain it for future reference.

2

TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued Through
SEPARATE ACCOUNT VA B
By
TRANSAMERICA LIFE INSURANCE COMPANY
The Transamerica LandmarkSM Variable Annuity is a flexible premium deferred annuity policy (the “policy”), which is no longer available for purchase by new policy owners. The policy offers many investment choices. You may invest in the separate account, which provides a means of investing in various underlying fund portfolios. You bear the entire investment risk for all amounts you put in the separate account. You may also invest in a fixed account, which offers interest at rates that are guaranteed by Transamerica Life Insurance Company. You can choose any combination of these investment choices.
This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.
If you would like more information about the Transamerica LandmarkSM Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2019. Please call us at (800) 525-6205 or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at (800)-732-0330. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.
The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.
We want to let you know that beginning January 1, 2021, we will no longer mail copies of shareholder reports for funds in your portfolio. This change is permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on our website. We’ll let you know by mail each time a report is posted. The notification will have a URL for accessing the report.
If you’ve already elected to receive documents from us electronically, you’re not affected by this change. You’re already receiving an email with a link to the reports so there’s nothing you need to do.
You do have the option of continuing to receive paper copies of all future shareholder reports free of charge. If you’d like this option, give us a call at the number on your account statement, Monday through Thursday 8 - 6:30, or Friday 8 - 5:30 ET.
Prospectus Date: May 1, 2019
Statement of Additional Information Date: May 1, 2019

The subaccounts currently available under this policy invest in the following underlying fund portfolios:
SUBACCOUNT	UNDERLYING FUND PORTFOLIO
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class
TA BlackRock Global Real Estate Securities - Service Class	Transamerica BlackRock Global Real Estate Securities VP - Service Class
TA BlackRock Government Money Market - Service Class	Transamerica BlackRock Government Money Market VP - Service Class
TA BlackRock Smart Beta 40- Service Class	Transamerica BlackRock Smart Beta 40 VP - Service Class
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class

SUBACCOUNT	UNDERLYING FUND PORTFOLIO
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class

TABLE OF CONTENTS continued
v

GLOSSARY OF TERMS
accumulation unit - An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date. For more information on unit values, including how they are calculated after the annuity commencement date, please see the Statement of Additional Information.
adjusted policy value - The policy value increased or decreased by any excess interest adjustment.
Administrative Office - Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant—The person on whose life any annuity payments involving life contingencies will be based.
annuitize (annuitization)—When you switch from the accumulation period to the income phase and we begin to make annuity payments to you (or your designee).
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option—A method of receiving a stream of annuity payments selected by the owner.
assumed investment return or AIR— The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
cash value—The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by the Company since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
fixed account—One or more investment options under the policy that are part of the Company's general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit—Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.
owner (you, your)—The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date—The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year—A policy year begins on the policy date and on each anniversary thereafter.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value—The portion of the policy value that is invested in the separate account.
subaccount— A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
1

valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made generally at the close of business on each business day.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice such as telephone instructions or any other means acceptable to the Company. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.
2

SUMMARY
The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.
THE ANNUITY POLICY
The flexible premium deferred variable annuity policy offered by Transamerica Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.
This policy currently offers subaccounts that are listed in the “Appendix–Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.
The fixed account offers an interest rate that the Company guarantees.
The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.
PURCHASE
The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. However, we do not offer this policy for sale to new policy owners. You can generally add as little as $50 at any time during the accumulation phase.
INVESTMENT CHOICES
You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix–Portfolios Associated with the Subaccounts” section in this prospectus and described in the underlying fund portfolio prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.
You can also allocate your premium payments to the fixed account.
We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year. Currently, we do not charge a transfer fee. We reserve the right to impose restrictions and limitations on transfers.
EXPENSES
Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.
We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy after annuity payments have begun. A surrender charge of up to 4% of adjusted policy value will apply during the first four years after the annuity commencement date.
Full surrenders, partial surrenders, and transfers from a guaranteed period option of the fixed account may also be subject to an excess interest adjustment, which may increase or decrease the amount you receive. This adjustment may also apply to amounts applied to an annuity payment option from a guaranteed period option of the fixed account prior to the end of the guaranteed period option.
3

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount's value) that depends on the death benefit option that you select, as follows:
•	1.30% if you choose the Return of Premium Death Benefit
•	1.50% if you choose the Annual Step-Up Death Benefit
During the accumulation phase, we deduct an annual service charge of no more than $35 from the policy value on each policy anniversary. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.
Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable. State premium taxes currently range from 0% to 3.50%, depending on the state.
If you elect the Initial Payment Guarantee feature when you annuitize, then there is a daily fee (during the income phase) currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts.
We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount's value) as follows:
•	0.30% if you choose the American Funds - Asset Allocation FundSM - Class 2
•	0.30% if you choose the American Funds - Bond FundSM - Class 2
•	0.30% if you choose the American Funds - Growth FundSM - Class 2
•	0.30% if you choose the American Funds - Growth-Income FundSM - Class 2
•	0.30% if you choose the American Funds - International FundSM - Class 2
•	0.20% if you choose the AB Balanced Wealth Strategy Portfolio - Class B
•	0.20% if you choose the State Street Total Return V.I.S. Fund - Class 3
•	0.15% if you choose the Franklin Allocation VIP Fund - Class 4
•	0.15% if you choose the TA International Equity Index - Service Class
•	0.15% if you choose the TA U.S. Equity Index - Service Class
If you elect the Additional Death DistributionSM (“ADD”), then there is an annual rider fee during the accumulation phase of 0.25% of the policy value.
If you elect the Additional Death Distribution+SM (“ADD+”), then there is an annual rider fee during the accumulation phase of 0.55% of the policy value.
If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.
If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 1.25% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.
If you elect the Retirement Income Max® rider, there is an annual rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
If you elect the Retirement Income Choice® 1.6 rider, there is a rider fee which is disclosed in a Rate Sheet Prospectus Supplement which may be amended by us from time to time.
The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.
ACCESS TO YOUR MONEY
You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).
You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges and/or excess interest adjustments. You may have to pay income tax and a tax penalty on any money you take out.
If you have policy value in the fixed account, you may take out any cumulative interest credited free of excess interest adjustments.
Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.
Surrenders are not generally permitted during the income phase unless you elect the Life with Emergency CashSM annuity payment option.
4

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.
ANNUITY PAYMENTS (THE INCOME PHASE)
The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down. However, the Initial Payment Guarantee is available for an extra fee and it guarantees a minimum amount for each variable annuity payment.
DEATH BENEFIT
If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.
Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.
When you purchase a policy you must choose a guaranteed minimum death benefit option:
•	Annual Step-Up Death Benefit
•	Return of Premium Death Benefit
After the policy is issued, you cannot make an election and the death benefit option cannot be changed.
The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.
TAXES
Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59½ when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.
ADDITIONAL FEATURES
This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.
These features include, but are not limited to, the following:
•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.
•	You can elect an optional feature at the time of annuitization that guarantees your variable annuity payments will never be less than a percentage of the initial variable annuity payment. This feature is called the “Initial Payment Guarantee” (“IPG”). There is an extra charge for this feature.
•	You may elect one of two optional riders that might pay an additional amount on top of the policy death benefit, in certain circumstances. These features are called the “Additional Death DistributionSM” (“ADD”) and “Additional Death Distribution+SM” (“ADD+”). There is an extra charge for these riders.
•	Under certain medically related circumstances, you may surrender all or a portion of the policy value without any surrender charge or excess interest adjustment. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”
5

•	Under certain unemployment circumstances, you may surrender all or a portion of the policy value free of any surrender charges or excess interest adjustments. This feature is called the “Unemployment Waiver.”
•	You may generally make transfers and/or change the allocation of additional premium payments by telephone or other electronic means acceptable to the Company. We may restrict or eliminate this feature.
•	You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”
•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”
•	You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Max® rider.” If you elect the Retirement Income Max® rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Appendix - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
•	You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income Choice® 1.6 rider.” If you elect the Retirement Income Choice® 1.6 rider, you must allocate 100% of your policy value in certain designated investment choices. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.
OTHER INFORMATION
Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.
No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for transfer and inheritance tax purposes.
Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.
There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.
State Variations. Policies issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and the general availability of riders. This prospectus describes the material rights and obligations of a policy owner, and the maximum fees and charges for all policy features and benefits are set forth in the fee table of this prospectus. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your agent or contact us for specific information that is applicable to your state.
Old Policies. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.
6

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2018) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.
INQUIRIES
If you need more information or want to make a transaction, please contact us at:
Transamerica Life Insurance Company
Administrative Office
Attention: Customer Care Group
4333 Edgewood Road NE
Cedar Rapids, IA 52499
(800) 525-6205
You may check your policy at www.transamerica.com. Follow the logon procedures. We cannot guarantee that you will be able to access this site.
You should protect your logon information, because on-line (or telephone) options may be available and could be made by anyone who knows your logon information. We may not be able to verify that the person providing instructions using your logon information is you or someone authorized by you.
7

Annuity Policy FEE TABLE AND EXPENSE EXAMPLES
The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.
The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See Notes to Fee Table and Expense Examples, No. 5.
The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, transfer cash value between investment options, or request special services. State premium taxes may also be deducted. Excess interest adjustments may be made to amounts surrendered (partial and full), transferred or applied to annuity payment options from cash value from the fixed account. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(1)
Base Policy	8%
Transfer Fee(2)	$0-$10
Special Service Fee(3)	$0-$25
The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)
Annual Service Charge(4)	$0-$35 per policy
Separate Account Annual Expenses (as a percentage, annually, of average separate account value)(5):
Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%
Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)
Double Enhanced Death Benefit - No Longer Available	0.65%
Annual Step-Up Death Benefit	0.20%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.30%
Optional Death Benefit Riders: (You may only elect one of the optional riders listed below)
Additional Death DistributionSM (annual charge based on policy value)	0.25%
Additional Death Distribution+SM (annual charge based on policy value)	0.55%

Maximum
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the Guaranteed Lifetime Withdrawal Benefit optional riders listed below)(6)
Retirement Income Max® rider (annual charge - a % of withdrawal base):* (for riders issued on or after May 1, 2017)
Base Benefit	2.50%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued on or after May 1, 2017)
Base Benefit Designated Allocation Group A*	2.50%
Base Benefit Designated Allocation Group B*	2.50%
Base Benefit Designated Allocation Group C*	2.50%
8

Maximum
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued on or after May 1, 2017)
Death Benefit (Single Life Option)*	0.55%
Death Benefit (Joint Life Option)*	0.50%
Income EnhancementSM Benefit (Single Life Option)*	0.45%
Income EnhancementSM Benefit (Joint Life Option)*	0.65%
*The Current rider fee will be less than or equal to the stated Maximum. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchase the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued December 12, 2011 to April 30, 2017)
Base Benefit	2.00%	1.25%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued May 1, 2014 to April 30, 2017)
Base Benefit Designated Allocation Group A	2.20%	1.45%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued May 1, 2014 to April 30, 2017)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

	Maximum	Current
Optional Guaranteed Lifetime Withdrawal Benefit Riders: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge - a % of Principal Back Total Withdrawal Base)	1.25%	1.25%
Retirement Income Max® rider (annual charge - a % of withdrawal base): (for riders issued prior to December 12, 2011)
Base Benefit	1.75%	1.00%
Retirement Income Choice® 1.6 rider (annual charge - a % of withdrawal base): (for riders issued prior to May 1, 2014)
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.6 rider: (for riders issued prior to May 1, 2014)
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%

9

Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available:
5 for LifeSM rider (annual charge - a % of Total Withdrawal Base)	1.35%
5 for LifeSM with Growth (with additional death benefit)	1.60%
5 for LifeSM with Growth (without additional death benefit)	1.35%

	Single	Joint
Income SelectSM for Life - Single and Joint Life Option (annual charge - a % of Total Withdrawal Base):
Base Benefit	1.15%	1.35%
Additional Benefits available with Income SelectSM for Life rider:
Growth Benefit	0.25%	0.50%
Death Benefit	0.25%	0.20%
Income EnhancementSM Benefit	0.10%	0.20%
Total Income SelectSM for Life Rider Fees with Highest Combination of Benefits	1.75%	2.25%

	Maximum	Current
Retirement Income Choice® - Single Life Option: (annual charge - a % of Withdrawal Base)
Base Benefit	2.10%	1.35%
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® Rider Fees (Single Life) with Highest Combination of Benefits	2.50%	1.75%
Retirement Income Choice® - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® with Double Withdrawal Base Benefit rider- Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.25%	0.25%
Income EnhancementSM Benefit	0.15%	0.15%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	2.80%	2.05%
Retirement Income Choice® with Double Withdrawal Base Benefit rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit	2.40%	1.65% (1)
Additional Benefits available with the Retirement Income Choice® with Double Withdrawal Base Benefit rider:
Death Benefit	0.20%	0.20%
Income EnhancementSM Benefit	0.30%	0.30%
Total Retirement Income Choice® with Double Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	2.90%	2.15%
Retirement Income Choice® 1.4 rider (annual charge - a % of withdrawal base):
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.4 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
10

	Maximum	Current
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.4 Rider Fees (Joint Life) with Highest Combination of Benefits	3.15%	2.40%
Retirement Income Choice® 1.2 rider (annual charge - a % of withdrawal base):
Base Benefit Open Allocation Option	2.30%	1.55%
Base Benefit Designated Allocation Group A	2.30%	1.55%
Base Benefit Designated Allocation Group B	1.85%	1.10%
Base Benefit Designated Allocation Group C	1.45%	0.70%
Additional Benefits available with the Retirement Income Choice® 1.2 rider:
Death Benefit (Single Life Option)	0.40%	0.40%
Death Benefit (Joint Life Option)	0.35%	0.35%
Income EnhancementSM Benefit (Single Life Option)	0.30%	0.30%
Income EnhancementSM Benefit (Joint Life Option)	0.50%	0.50%
Total Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits and Allocation Options	3.15%	2.40%
Income LinkSM rider (annual charge a - % of withdrawal base):
Base Benefit	2.00%	1.25%

Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector	0.30%
Managed Annuity Program	0.45%
Managed Annuity Program II	0.45%
(1) The current fee is 1.55% for policyowners who purchase the base benefit only with no additional benefits elected.
The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2018 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.
Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses)(7):
Lowest Gross	0.53%
Highest Gross	3.27%
Expense Examples(8):
The following Examples are intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.
The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your policy has a 5% return each year, the highest Total Portfolio Annual Operating Expenses of any of the portfolios for the year ended December 31, 2018, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Liquidity Rider, highest Fund Facilitation Fee, Annual Step-Up Death Benefit, Additional Death Distribution+SM rider and Retirement Income Choice® 1.6 rider - Joint Life with additional Death Benefit and Income EnhancementSM options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):
1 Year	$1,520
3 Years	$3,022
5 Years	$4,422
10 Years	$7,885
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If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):
1 Year	$ 800
3 Years	$2,392
5 Years	$3,972
10 Years	$7,885
If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):
1 Year	$1,568
3 Years	$3,151
5 Years	$4,126
10 Years	$7,987
If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):
1 Year	$ 848
3 Years	$2,521
5 Years	$4,126
10 Years	$7,987
Please remember that these Examples are illustrations and do not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Examples. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.
For information concerning compensation paid for the sale of the policies, see OTHER INFORMATION - Distributor of the Policies.
Notes to Fee Table and Expense Examples
Owner Transaction Expenses:
1) Maximum Surrender Charge:
The surrender charge, if any is imposed, applies to each premium payment, regardless of how policy value is allocated among the investment options. The surrender charge decreases based on the number of years since the premium payment was made.
If you select the Life with Emergency CashSM annuity payment option, you will be subject to a surrender charge after the annuity commencement date. See EXPENSES.
2) Transfer Fee:
The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer. Currently, we do not charge a transfer fee, but reserve the right to do so.
3) Special Services Fees:
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
4) Annual Service Charge:
Annual Service Charge: The annual service charge is assessed per policy on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.
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5) Separate Account Annual Expenses:
Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit. During the income phase, the mortality and expense risk fee is at an annual rate of 1.25%
Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.
Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds - International Fund - Class 2 (0.30%), AB Balanced Wealth Strategy Portfolio - Class B (0.20%), State Street Total Return V.I.S. Fund - Class 3 (0.20%), Franklin Allocation VIP Fund - Class 4 (0.15%), TA International Equity Index - Service Class (0.15%) and TA U.S. Equity Index - Service Class (0.15%).
We charge a fund facilitation fee in order to make certain subaccounts available as investment choices under the policies. We apply the fee to subaccounts that invest in underlying fund portfolios that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Liquidity Rider: This fee is only charged for the first four policy years.
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Liquidity Rider, the Annual Step-Up Death Benefit fee, plus the Fund Facilitation fee, but does not include any annual optional rider fees. The Double Enhanced Death Benefit is not included in the total since it is no longer available. The death benefits are mutually exclusive.
OPTIONAL RIDERS
In some cases, riders to the policy are available that provide optional benefits. There are additional fees (annualized fee charged on a yearly or quarterly basis, depending on the rider) for those riders.
Optional Death Benefit Riders:
Additional Death Distribution Rider and Additional Death Distribution+ Rider: This annual fee is a percentage of the policy value and is only deducted during the accumulation phase.
6) Optional Guaranteed Lifetime Withdrawal Benefit Riders:
Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value. After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.
Retirement Income Max® Rider and Retirement Income Choice® 1.6 Rider - Withdrawal Base: We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value. For riders issued prior to the date of this prospectus, the withdrawal percentage, growth percentage and fee information can be found in the Statement of Additional Information “Appendix - Prior Withdrawal/Growth Percentages and Rider Fees”.
Optional Guaranteed Lifetime Withdrawal Benefit Riders - No Longer Available
5 for LifeSM Rider, 5 for LifeSM with Growth rider and Income SelectSM for Life rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.
Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life rider with one or more of the following options - Growth Option, Additional Death Payment Option, Joint Life Option, Income EnhancementSM Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life rider base benefit fee.
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Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Base Benefit rider, Retirement Income Choice® 1.4 rider and Retirement Income Choice® 1.2 rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.
Retirement Income Choice® Rider, Retirement Income Choice® with Double Withdrawal Benefit Rider, Retirement Income Choice® 1.4 Rider and Retirement Income Choice® 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income Choice® rider, Retirement Income Choice® with Double Withdrawal Benefit rider, Retirement Income Choice® 1.4 rider or Retirement Income Choice® 1.2 rider with one or more of the following options - Death Benefit or Income EnhancementSM Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Maximum Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Current Total Retirement Income Choice® 1.4 and Retirement Income Choice® 1.2 Rider Fees (Joint Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current), the Death Benefit (Joint Life Option), plus the Income EnhancementSM Benefit (Joint Life Option).
Maximum Total Income LinkSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.
Optional Guaranteed Minimum Income Benefit Riders - No Longer Available:
Family Income Protector: The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.
Managed Annuity Program: The Managed Annuity Program fee is 0.45% of the minimum income base value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted at an annual rate of 1.25%.
Managed Annuity Program II: A rider fee, 0.45% of the minimum income base on the rider anniversary, is charged annually prior to annuitization. We will also charge this fee if you take a complete surrender. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment option. This fee is deducted even if the adjusted policy value exceeds the minimum income base.
7) Total Portfolio Annual Operating Expenses:
Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers. We have not verified the accuracy of information provided by unaffiliated fund portfolios. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.
8) Expense Examples:
Expense Examples: The Example does not reflect premium tax charges, special service fees, or transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.
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THE ANNUITY POLICY
This prospectus describes the Transamerica LandmarkSM Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.
An annuity is a contract between you (the owner) and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.
The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.
The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional premium payments of $50 or more until the annuity commencement date. You are not required to make any additional premium payments.
The policy is a “variable” annuity because the value of your policy can go up or down based on the performance of your subaccounts. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your subaccounts. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive from the separate account also depends upon the investment performance of your subaccounts for the income phase. However, if you annuitize under the Initial Payment Guarantee feature, then you will receive stabilized annuity payments that will never be less than a percentage of your initial variable annuity payment. There is an extra charge for this feature.
The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.
Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.
PURCHASE
Policy Issue Requirements
The Company will not issue a policy unless:
•	the Company receives in good order (See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;
•	the Company receives in good order (at our Administrative Office) a minimum initial premium payment; and
•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).
•	the owner and annuitant have an immediate familial relationship.
Please note, certain riders described herein may require a younger age. Please carefully read the applicable rider sections regarding any age limitations.
We reserve the right to reject any application or premium payment.
Premium Payments
You should make checks for premium payments payable only to Transamerica Life Insurance Company and send them to the Administrative Office. Your check must be honored in order for us to pay any associated annuity payments and benefits due under the policy.
We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by us will be returned.
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We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.
Initial Premium Requirements
The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium payment must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you or your financial intermediary, if applicable, within five business days and explain why. We will also return your initial premium payment at that time unless you instruct us to hold it and credit it within two business days after your information is both complete and in good order.
The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.
There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.
Additional Premium Payments
You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50 . We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative Office. Additional premium payments must be received in good order before the close of a regular business session of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment. Additional premium payments received in good order on non-market days or after our close of business on market days will receive next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order.
Maximum Total Premium Payments
For issue ages 0-80, we reserve the right to require prior approval of any cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. We may approve premium payments over $1,000,000 but restrict access to certain optional benefits. For issue ages over 80, we reserve the right to require prior approval of any cumulative premium payments over $500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. If you do not obtain prior approval for premium payments in excess of the dollar amounts listed above, the business will be deemed not in good order.
Allocation of Premium Payments
When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation. You could lose the amount you allocate to the subaccounts.
If you allocate premium payments to the Dollar Cost Averaging program, (if it is available), you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.
You may change allocations for future additional premium payments by sending written instructions to our Administrative Office, or by telephone, or other electronic means acceptable to us, subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions, or any other means acceptable to us. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.
We reserve the right to restrict or refuse any premium payment.
Policy Value
You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. Regular trading on the New York Stock Exchange usually closes at 4:00 p.m., Eastern time. Holidays are generally not business days.
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INVESTMENT OPTIONS
The Transamerica LandmarkSM Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.
The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.
More detailed information, including an explanation of the portfolios' fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.
Note: If you received a summary prospectus for any of the underlying fund portfolios listed in “Appendix - Underlying Fund Portfolios Associated with the Subaccounts,” please follow the instructions on the first page of the summary prospectus to obtain a copy of the full underlying fund prospectus or its statement of additional information.
Selection of Underlying Fund Portfolios
The underlying fund portfolios offered through this variable annuity are selected by us, and we may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, volatility, hedgeability, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premium payments and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).
We have developed this variable annuity product in cooperation with one or more distributors, and may include certain underlying fund portfolios based on their recommendations. Their selection criteria may differ from our selection criteria.
If you elect a guaranteed lifetime withdrawal benefit rider, as discussed later in this prospectus, we require you to allocate your policy value to designated investment options. This requirement is intended to reduce the Company’s costs and risks associated with offering the rider, and we select which underlying fund portfolios to make available under the riders with these factors in mind. Certain designated investment options invest in fund portfolios with volatility control strategies, which could limit full participation in market gains and the growth of the riders. See the Investment Restrictions section below for information regarding the potential impact of volatility control strategies on the value of the guaranteed lifetime withdrawal benefit riders.
Designated investment options, including those that invest in fund portfolios with volatility control strategies, are also available to contract owners who do not elect a guaranteed lifetime withdrawal benefit rider. Although volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns, such strategies could limit your full participation in market gains and ability to maximize potential growth of your policy value.
You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio's prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the underlying fund's website provide more current information, including information about any regulatory actions or investigations relating to a fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.
You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.
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We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.
We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios (or portfolio classes), close existing portfolios (or portfolio classes), or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.
We reserve the right to limit the number of subaccounts you are invested in at any one time.
If you elect certain optional riders, you will be subject to investment restrictions. In the future, we may change the investment restrictions.
Not all subaccounts may be available for all policies, in all states, or through all financial intermediary firms.
Addition, Deletion, or Substitution of Investment Options
We cannot and do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We retain the right, subject to any applicable law, to make certain changes in the separate account and its investment options. We reserve the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio. To the extent required by applicable law, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and prior regulatory approval. Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.
New subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by us. Each additional subaccount will purchase shares in an underlying fund portfolio or other investment vehicle. We may also close one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is closed, we will notify you and request a reallocation of the amounts invested in the closed subaccount. If we do not receive additional instructions, any subsequent premium payments or transfers (including dollar cost averaging transactions or asset rebalance programs transactions) into a closed or liquidated subaccount will be re-allocated to the remaining available investment options according to the investment allocation instructions you previously provided. If your previous investment allocation instructions do not include any available investment options, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and any premium payment will be returned. Under asset rebalance programs the value remaining in the closed subaccount will be excluded from any future rebalancing. The value of the closed subaccount will continue to fluctuate due to portfolio performance, and may exceed the original rebalance percentages you requested. As you consider your overall investment strategy within your annuity, you should also consider whether or not to re-allocate the value remaining in the closed subaccount to another investment option. If you decide to re-allocate the value of the closed subaccount, you will need to provide us with instructions to achieve your goal. Under certain situations involving annuitizations (e.g., policy reached maximum annuity commencement date) if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be used to purchase annuity units pro-rata in the other investment options you have purchased accumulation units in and which are open to new investment. Moreover, in certain situations involving death benefit adjustments for continued policies, if an investment option is closed to new investment, the amount that would have been allocated thereto will instead be allocated pro-rata to the other current investment options you have value allocated to and which are open to new investment.
In the event of any such substitution or change, we may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, we also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new underlying fund portfolio for an existing underlying fund portfolio.
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In addition, a subaccount could become no longer available due to the liquidation of its corresponding underlying fund portfolio. To the extent permitted by applicable law, upon advance notice to you and unless you otherwise instruct us, we will:
1)	Re-allocate any policy value in the liquidated fund to the money market subaccount or a subaccount investing in another underlying fund portfolio designated by us; and
2)	Allocate any subsequent Purchase Payments and/or transfers (including Dollar Cost Averaging transactions or asset rebalance programs transactions) to the other subaccounts you have selected.
Static Allocation Models
A Static Allocation Model is an allocation strategy comprised of two or more underlying fund portfolios that together provide a unique allocation mix not available as a single underlying fund portfolio. Policy owners that elect a Static Allocation Model directly own subaccount units of the underlying fund portfolios that comprise a particular model. In other words, a Static Allocation Model is not a group of underlying fund portfolios with one accumulation/annuity unit value, but rather, direct investment in a certain allocation of subaccounts. There is no additional charge associated with investing in a Static Allocation Model.
Each of the Static Allocation Models is just that: static. The allocations or “split” between one or more subaccounts is not monitored and adjusted to reflect changing market conditions. However, a policy owner's investment in a Static Allocation Model will be rebalanced annually to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election.
Only one Static Allocation Model may be elected at any one time. Additionally, the entire policy value must be allocated to the elected model.
You may request to transfer from one model to another, or transfer from a model to any other investment option. Each transfer into or out of a Static Allocation Model is considered one transfer.
The Fixed Account
Premium payments allocated and amounts transferred to the fixed account become part of our general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.
While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment option by giving us notice within 30 days before the end of the expiring guaranteed period.
Surrenders, withdrawals, transfers, and amount applied to an annuity payment option from a guaranteed period option of the fixed account are generally subject to an excess interest adjustment (except at the end of the guaranteed period). See ACCESS TO YOUR MONEY - Excess Interest Adjustment for more information about when an excess interest adjustment applies. This adjustment will also be made to amounts that you apply to an annuity payment option. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum. Please see “Appendix – Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable non-forfeiture law at the time the policy is issued.
If you select the fixed account, your money will be placed with our other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase. The interest credited as well as principal invested in the fixed account is based on our claims-paying ability.
We reserve the right to refuse any premium payment or transfer to the fixed account.
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Transfers
During the accumulation phase, you may make transfers to or from any investment option within certain limitations.
Transfers out of a guaranteed period option of the fixed account are limited to the following:
•	Transfers at the end of a guaranteed period. No excess interest adjustment will apply.
•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.
•	Other than at the end of a guaranteed period, transfers of amounts from the guaranteed period option in excess of amounts equal to interest credited, including transfers in connection with the Portfolio Allocation Method discussed later in this prospectus, are subject to an excess interest adjustment. If it is a negative adjustment, the maximum amount you can transfer in any one policy year is 25% of the amount in that guaranteed period option, less any previous transfers during the current policy year. If it is a positive adjustment, we do not limit the amount that you can transfer. (Note: This restriction may prolong the period of time it takes to transfer the full amount in the guaranteed period option of the fixed account. You should carefully consider whether investment in the fixed account meets your needs and investment criteria.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation.
In general, each transfer from a subaccount must be at least $500, or the entire subaccount value if less than $500. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transfer requests received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.
During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.
Transfers made by telephone, or other electronic means acceptable to us, are subject to the limitations described in ADDITIONAL FEATURES - Telephone and Electronic Transactions.
Market Timing and Disruptive Trading
Statement of Policy. This variable annuity policy was not designed to accommodate market timing or frequent or large transfers among the subaccounts or between the subaccounts and the fixed account. (Both frequent and large transfers may be considered disruptive.)
Market timing and disruptive trading can adversely affect you, other owners, beneficiaries and underlying fund portfolios. The adverse effects may include: (1) dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as (a) impeding a portfolio manager’s ability to seek or sustain an investment objective; (b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or (c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and (3) increased brokerage and administrative expenses. These costs are borne by all owners invested in those subaccounts, not just those making the transfers.
We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.
Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.
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Deterrence. If we determine you or anyone acting on your behalf is engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.
We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the premium payment or transfer, or series of premium payments or transfers, would have a negative impact on an underlying fund portfolio's operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more trades or variable insurance products that we believe are connected by owner or persons engaged in trading on behalf of owners.
In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transferred with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.
For policies with Portfolio Allocation Method or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Allocation Method or Open Allocation Method may have to change their selected underlying fund portfolios. We will contact you in the event this occurs.
Please note: If you engage a third party investment adviser for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment adviser in providing these services.
In addition to our internal policies and procedures, we will administer your variable annuity to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.
Under our current policies and procedures, we do not:
•	impose redemption fees on transfers; or
•	expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or
•	provide a certain number of allowable transfers in a given period.
Redemption fees, transfer limits, and other procedures or restrictions imposed by the underlying funds or our competitors may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.
In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.
Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful
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trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.
Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product. In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.
Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Owners should be aware that we do not monitor transfer requests from owners or persons acting on behalf of owners against, nor do we apply, the frequent trading policies and procedures of the respective underlying fund portfolios that would be affected by the transfers.
Owners should be aware that we are required to provide to an underlying fund portfolio or its payee, promptly upon request, certain information about the trading activity of individual owners, and to restrict or prohibit further purchases or transfers by specific owners or persons acting on their behalf, identified by an underlying fund portfolio as violating the frequent trading policies established for the underlying fund portfolio.
Omnibus Orders. Owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios' ability to apply their respective frequent trading policies and procedures.
We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it may affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.
Investment Restrictions
If you are eligible to elect certain optional riders, you will be subject to investment restrictions requiring you to invest in certain underlying portfolios, known as designated investment options. In the future, we may change the investment restrictions.
One or more of the underlying fund portfolios that may be designated investment options under each optional rider in part, may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. Our requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with the applicable riders. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does
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not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in underlying fund portfolios with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the riders. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the riders that do not invest in funds that utilize volatility control strategies.
For more information about the underlying fund portfolios and the investment strategies they employ, please refer to the underlying fund portfolios' current prospectuses.
EXPENSES
Note: The following section on expenses and the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
There are charges and expenses associated with your policy that reduce the return on your investment in the policy.
Surrender Charges
During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.
You can take a withdrawal of up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy each year free of surrender charges. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.
The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:
Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
4 – 5	5%
5 – 6	4%
6 – 7	3%
more than 7	0%
For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your surrender charge free amount ($10,000), you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].
Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].
You can generally choose to receive the full amount of a requested withdrawal by directing us to deduct any applicable surrender charge (and any applicable excess interest adjustment) from your remaining policy value. You receive your cash value upon full surrender.
For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.
Surrender charges and excess interest adjustments are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver.
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Keep in mind that withdrawals may be taxable and, if made before age 59½, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.
An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges from seven years to four years. The surrender charge schedule is the same during the first four years for each premium payment. There is an extra charge for this rider.
Life with Emergency CashSM Surrender Charge
If you select the Life with Emergency CashSM annuity payment option, then you can surrender your policy even after annuity payments have begun. However, there is a surrender charge during the first four years after the annuity commencement date (no matter which policy or variation thereof you previously purchased). The following schedule shows the current surrender charge:
Number of Years Since Annuity Commencement Date	Surrender Charge (as a % of premium surrendered)
0 – 1	4%
1 – 2	3%
2 – 3	2%
3 – 4	1%
more than 4	0%
We can change the surrender charge, and you will be subject to whatever surrender schedule is in effect at the time you annuitize under the Life with Emergency CashSM annuity payment option.
Note carefully the following three things about this surrender charge:
•	this surrender charge is measured from the annuity commencement date and not from the premium payment date;
•	this surrender charge is a percentage of the premium; and
•	under this payment option, there is no surrender charge free amount.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, amounts applied when a death benefit is calculated, and amounts applied to an annuity option from the fixed account may be subject to an excess interest adjustment. This adjustment could retroactively reduce the interest credited in the fixed account to the guaranteed minimum or increase the amount credited. This adjustment may also apply to amounts applied to an annuity payment option. (However, please note that a death benefit will not be reduced if the excess interest adjustment results in a decrease in the cash value available to you.) Please see “Appendix - Excess Interest Adjustment Examples” for an example showing the effect of a hypothetical excess interest adjustment calculation. The excess interest adjustment plays a role in calculating the total interest credited to the fixed account.
Mortality and Expense Risk Fees
We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy (including distribution related expenses), and assuming the risk that the current charges will be insufficient in the future to cover costs of selling, distributing and administering the policy.
If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.
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Administrative Charges
We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.
Premium Taxes
A deduction is also made for premium taxes, if any, imposed on us by a state, municipality or other government agency. The tax, currently ranging from 0% to 3.50%, is assessed at the time premium payments are made or when annuity payments begin. We pay the premium tax at the time it is imposed. We will, at our discretion, deduct the total amount of premium taxes, if any, from the policy value when such taxes are due to the applicable taxing authority, you begin receiving annuity payments, you surrender the policy or a death benefit is paid.
Federal, State and Local Taxes
We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.
Special Service Fees
We may deduct a charge for special services, including overnight delivery; duplicate policies; non-sufficient checks on new business; duplicate Form 1099 and Form 5498 tax forms; duplicate disclosure documents and semi-annual reports; check copies; printing and mailing previously submitted forms; and asset verification requests from mortgage companies. We may charge a fee for each service performed. In addition, we may consider as special services customer initiated changes, modifications and transactions which are submitted in such a manner as to require us to incur additional processing costs.
Transfer Fee
You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer. Currently we are not charging for transfers.
Service Charge
During the accumulation phase, an annual service charge of $35 (but not more than 2% of the policy value) is charged on each policy anniversary. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.
Initial Payment Guarantee
If you elect the Initial Payment Guarantee feature at the time of annuitization, there is a fee (during the income phase) currently at an annual rate of 1.25% of the daily net asset value. This fee may be higher or lower at the time you annuitize and elect the feature.
Fund Facilitation Fee
We charge a fund facilitation fee in order to make certain subaccounts available as investment options under the policies. We apply the fee to subaccounts that invest in underlying funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify.
Optional Benefits
If you elect to purchase optional benefits, we will deduct an additional fee. For some optional benefits the fee is assessed against the daily net asset value of each subaccount and for others it is deducted from each investment option in proportion to the amount of policy value in each investment option. Please refer to the FEE TABLE AND EXPENSE EXAMPLES for the list of fees for each optional benefit and ADDITIONAL FEATURES for more information.
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Underlying Fund Portfolio Fees and Expenses
The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest underlying fund portfolio expenses for the previous calendar year are found in the ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.
Reduced Fees and Charges
We may at our discretion, reduce or eliminate certain fees and charges for certain policies (including employer-sponsored savings plans) which may result in decreased costs and expenses.
Revenue We Receive
This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.
We (and/or our affiliates) may receive some or all of the following types of payments:
• Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from certain underlying fund portfolios available as investment options under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue. These fees are paid from the underlying fund portfolios’ assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of 12b-1 fees (see the prospectuses for the underlying funds for more information).
• Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, sub-adviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). However, amounts paid from an investment adviser’s or sub-adviser’s (or other service provider’s) revenues are not paid from the underlying portfolios’ assets. The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.
The following chart provides the maximum combined percentages of Support Fees and underlying fund portfolio fees (i.e. sub-transfer agent, Rule 12b-1, and Shareholder Services) that we anticipate will be paid to us on an annual basis. Please Note: Some of the underlying funds listed in the chart below may not currently be available under your policy:
Incoming Payments to the Company and/or TCI
Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST (“TST”)	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.55%
AB VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND	0.395%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
MFS ® VARIABLE INSURANCE TRUST	0.50%
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NOTES TO INCOMING PAYMENTS TABLE:
Maximum Fee % of assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on funds invested in subaccounts that are closed to new premium payments, depending on the terms of the agreements supporting those payments and on the services provided.
TST: Because TST is managed by TAM, an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us and to provide administrative services to the policyholders who invest in subaccounts that invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. A variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2018 we received approximately $233.7 million in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.
Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.
Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from underlying fund portfolio assets. Owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and sub-advisers of the underlying fund portfolios (or their affiliates):
•	may each directly or indirectly pay TCI conference sponsorship or marketing allowance payments that provides such advisers and sub-advisers with access to TCI's wholesalers at TCI's national and regional sales conferences as well as internal and external meetings and events that are attended by TCI's wholesalers and/or other TCI employees.
•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.
•	may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.
For the calendar year ended December 31, 2018, TCI and its affiliates received payments that totaled approximately $2,600,000.00. The firms that paid to participate in TCI sponsored events included but were not limited to the following: Aegon Asset Management • Aegon USA Investment Management • Alger •  Allianz Global Investors •  American Century Investment Management, Inc. • Alliance Bernstein• American Funds • Advent Capital Management, LLC • Barrow, Hanley, Mewhinney & Strauss • Belle Haven Investments • BlackRock Investment Management, LLC • BNY Mellon/Dreyfus •  CBRE Clarion Securities •  Charles Schwab & Co., Inc. • Columbia Threadneedle Investments • Dimensional Fund Advisors •  Deutsche Asset Management •  Federated Securities Corp. • Fidelity Investments • Franklin Templeton Services, LLC • Goldman Sachs Asset Management • Hartford Funds • Invesco •  Ivy Investments•  Janus Henderson Investors•  Jennison Associates LLC•  John Hancock Investments• JP Morgan Asset Management• Invesco • Legg Mason Global Asset Management•  Lord Abbett & Co.•  LSV Asset Management •  Manning & Napier Advisors•  MFS Investment Management•  Mesirow Financial •  Milliman Financial Risk Management LLC • Morgan Stanley Investment Management Inc. • Morningstar Advisers • Natixis Global Asset Management • Neuberger Berman • New York Life/Mainstay Investments • Oppenheimer Funds, Inc. • Pacific Investment Management Company • PGIM Investments• Principal Global Investors • PineBridge Investments LLC •  Pinnacle Financial• Amundi Pioneer Investment Management, Inc. • Putnam Investments• Rockefeller & Co. • Schroder Investment Management • State Street Global Advisors• Systematic Financial Management • Thompson Siegel & Walmsley • T. Rowe Price Associates, Inc. • Torray, LLC• The Vanguard Group, Inc. • Virtus Investment Partners• Voya Investment Management • Wellington Management Company and Wells Fargo Asset Management .
Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.
Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the sub-advisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.
For further details about the compensation payments we make in connection with the sale of the policies, see OTHER INFORMATION - Distribution of the Policies in this prospectus.
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ACCESS TO YOUR MONEY
During the accumulation phase, you can have access to the money in your policy in the following ways:
•	by taking a withdrawal or surrender; or
•	by taking systematic payouts (See ADDITIONAL FEATURES - Systematic Payout Option for more details).
Surrenders
During the accumulation phase, if you take a full surrender, you will receive your cash value.
If you want to take a withdrawal, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment options in proportion to the policy value. Surrenders may be referred to as withdrawals on your policy statement and other documents.
You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See DEATH BENEFIT, for more details. A withdrawal also may have a negative impact on certain other benefits and guarantees of your policy.
Withdrawals may be subject to a surrender charge. Withdrawals from the fixed account may be subject to an excess interest adjustment. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.
Surrenders from qualified policies may be restricted or prohibited.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial, unless you elect a Life with Emergency CashSM payment option.
If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.
Delay of Payment and Transfer
Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative Office. We may defer such payment from the separate account if:
•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.
Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica Aegon Government Money Market VP portfolio (or any money market portfolio offered under this policy) suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, surrender (either full or partial), loan, or death benefit from the TA Aegon Government Money Market subaccount until the portfolio is liquidated.
Any payment or transfer request which is not in good order will cause a delay. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” an owner's account. If these laws apply in a particular situation, we would not be allowed to pay any request for surrenders (either full or partial), or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.
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Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.
Excess Interest Adjustment
Surrenders, withdrawals, transfers, and amounts applied to an annuity option from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment. If at the time of such transactions the guaranteed interest rate set by us for the applicable period has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value (but not below the excess interest adjustment floor described in “Appendix - Excess Interest Adjustment Examples”). However, if the guaranteed interest rate for the applicable period has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value upon surrender or transfer. Please see “Appendix - Excess Interest Adjustment Examples” to see how the excess interest adjustment is calculated and illustrative examples using hypothetical values.
Any amount surrendered in excess of the cumulative interest credited for that guaranteed period option is generally subject to an excess interest adjustment. An excess interest adjustment may also be made on amounts applied to an annuity payment option.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Is the amount (before surrender charges, premium taxes and the application of any Guaranteed Minimum Death Benefits, if any) being surrendered, withdrawn, transferred, paid upon death, or applied to an income option that is subject to the excess interest adjustment;
G	=	Is the guaranteed interest rate for the guaranteed period applicable to “S”;
C	=	Is the current guaranteed interest rate then being offered on new premium payments for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2%,
M	=	Number of months remaining in the current option period for “S”, rounded up to the next higher whole number of months; and
*	=	multiplication
Please see “Appendix - Excess Interest Adjustment Examples” for more detailed information concerning the excess interest adjustment calculation.
There will be no excess interest adjustment on any of the following:
•	surrenders of cumulative interest credited;
•	Nursing Care and Terminal Condition Withdrawal Option surrenders;
•	Unemployment Waiver surrenders;
•	transfers from a Dollar Cost Averaging fixed source;
•	surrenders to satisfy any minimum distribution requirements; and
•	Systematic Payout Option payments, which do not exceed cumulative interest credited at the time of payment.
Please note that in these circumstances you will not receive a higher cash value if interest rates have fallen nor will you receive a lower cash value if interest rates have risen.
The excess interest adjustment may vary for certain policies and may not be applicable for all policies.
Signature Guarantee
As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:
•	Any surrender over $250,000 unless it is a custodial owned annuity;
•	Any non-electronic disbursement request made on or within 15 days of a change to the address of record for a policy owner’s account;
•	Any electronic fund transfer instruction changes on or within 15 days of an address change;
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•	Any surrender when we have been directed to send proceeds to a different personal address from the address of record for that contract owner's account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;
•	Any surrender when we do not have an originating or guaranteed signature on file unless it is a custodial owned annuity;
•	Any other transaction we require.
We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800)525-6205.
You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business. A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.
ANNUITY PAYMENTS (THE INCOME PHASE)
Upon the annuity commencement date, which is the date your policy is annuitized and annuity payments begin, your annuity switches from the accumulation phase to the income phase. You can generally change the annuity commencement date by giving us 30 days notice with the new date or age. The earliest annuity commencement date is at least 30 days after you purchase your policy. Unless required by state law, the latest annuity commencement date cannot be after the date specified in your policy unless a later date is agreed to by us.
Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse is eligible to and elects to continue the policy). If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Your policy may not be “partially” annuitized, i.e., you may not apply a portion of your policy value to an annuity option while keeping the remainder of your policy in force.
After the annuitant's death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.
Annuity Payment Options
The policy provides several annuity payment options (also known as income options) that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)
In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease. Please note that these changes only occur annually under the Initial Payment Guarantee.
You must also decide if you want your annuity payments to be guaranteed for the annuitant's lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, annuity payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).
A charge for premium taxes and an excess interest adjustment may be made when annuity payments begin.
The annuity payment options currently available are explained below. Some options are fixed only.
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Income for a Specified Period (fixed only). We will make level annuity payments only for a fixed period. No funds will remain at the end of the period. If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level annuity payments followed by a smaller final annuity payment.
If your policy is a qualified policy, this annuity payment option may not satisfy minimum required distribution rules. Consult a tax adviser before electing this option.
Life Income. You may choose between:
•	No Period Certain (fixed or variable) - Payments will be made only during the annuitant's lifetime. The last annuity payment will be the payment immediately before the annuitant's death.
•	10 Years Certain (fixed or variable) - Payments will be made for the longer of the annuitant's lifetime or ten years.
•	Guaranteed Return of Policy Proceeds (fixed only) - Payments will be made for the longer of the annuitant's lifetime or until the total dollar amount of annuity payments we made to you equals the annuitized amount (i.e., the adjusted policy value less premium tax, if applicable).
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the annuitant's lifetime. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit (unlike all other life annuitization options which are not surrenderable). The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the annuitant and is generally equal to the surrender value (i.e., the amount that would be available for surrender according to the Life with Emergency CashSM benefit schedule) without any surrender charges. For qualified policies the death benefit ceases on the date the annuitant reaches the IRS age limitation.
Joint and Survivor Annuity. You may choose:
•	No Period Certain (fixed or variable) - Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Annuity payments will be made as long as either person is living.
•	10 Year Certain (fixed only) - Payments will be made for the longer of the lifetime of the annuitant and joint annuitant or ten years.
•	Life with Emergency CashSM (fixed or variable)-Payments will be made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living. With the Life with Emergency CashSM feature, you are able to surrender all or a portion of the Life with Emergency CashSM benefit. The amount you surrender must be at least $2,500. We will provide you with a Life with Emergency CashSM benefit schedule that will assist you in estimating the amount you have available to surrender. A partial surrender will reduce all future payments pro rata. A surrender charge may apply and there may be tax consequences (consult a tax adviser before requesting a full or partial surrender). The maximum surrender charge is 4% of the premium surrendered (see “Expenses” for the surrender charge schedule). You will be subject to whatever surrender schedule is in effect at the time you annuitize under this annuity payment option. The Life with Emergency CashSM benefit will continue through age 100 of the surviving joint annuitant.
The Life with Emergency CashSM benefit is also a death benefit that is paid upon the death of the surviving joint annuitant and is generally equal to the surrender value without any surrender charges. For qualified policies the death benefit ceases on the date the surviving joint annuitant reaches the IRS joint age limitation.
Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies, all ages or we may limit certain annuity payment options to ensure they comply with the applicable tax law provisions.
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NOTE CAREFULLY
IF:
•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and
•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;
THEN:
•	we may make only one (two, three, etc.) annuity payments.
IF:
•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and
•	the person receiving annuity payments dies prior to the end of the guaranteed period;
THEN:
•	the remaining guaranteed annuity payments will be continued to a new payee, or their present value may be paid in a single sum.
However, IF:
•	you choose Life with Emergency CashSM; and
•	the annuitant dies (if both joint annuitants die) before age 101;
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee's address of record. The person receiving annuity payments is responsible for keeping us informed of his/her current address.
You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels) or a later date if agreed to by us. If you do not elect an annuity payment option, the default option will be variable payments under Life with 10 Years Certain. If any portion of the default annuitization is a variable payout option, then annuity units will be purchased proportionally based off your available current investment allocations. Please note, all benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization. The only benefits that remain include the guarantees provided under the terms of the annuity option.
DEATH BENEFIT
We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive the death benefit as a lump sum withdrawal. The guarantees of these death benefits are based on our claims-paying ability. No death benefit will be payable upon or after the annuity commencement date. Please note that there is a mandatory annuity commencement date.
We will determine the amount of and process the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative Office of satisfactory proof of the annuitant's death, directions regarding how to process the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”). For policies with multiple beneficiaries, we will process the death benefit when the first beneficiary provides us with due proof of their share of the death proceeds. We will not pay any remaining beneficiary their share until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk until they submit due proof of death. Please note, we may be required to remit the death benefit proceeds to a state prior to receiving “due proof of death.” See OTHER INFORMATION - Abandoned or Unclaimed Property.
Please Note: Such due proof of death must be received in good order to avoid a delay in processing the death benefit claim. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.
The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once we receive due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary's instructions.
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We may permit the beneficiary to give a “one-time” written instruction to reallocate the policy value in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant's death.
When We Pay A Death Benefit
We will pay a death benefit IF:
•	you are both the annuitant and sole owner of the policy; and
•	you die before the annuity commencement date.
We will pay a death benefit to you (owner) IF:
•	you are not the annuitant; and
•	the annuitant dies before the annuity commencement date.
If the designated beneficiary receiving the death benefit is the surviving spouse of the owner, then he or she may elect, if eligible, to continue the policy as the new annuitant and owner, instead of receiving the death benefit. See DEATH BENEFIT - Spousal Continuation. All surrender charges will be waived.
When We Do Not Pay A Death Benefit
We will not pay a death benefit IF:
•	you are not the annuitant; and
•	you die prior to the annuity commencement date.
Please note the new owner (unless it is the deceased owner's spouse) must generally surrender the policy within five years of your death.
Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner's death (who is not the annuitant) the entire interest must be distributed within five years. See TAX INFORMATION for a more detailed discussion of the distribution requirements under the Code.
Deaths After the Annuity Commencement Date
The amount payable, if any, on or after the annuity commencement date depends on the annuity income option.
IF:
•	you are not the annuitant; and
•	you die on or after the annuity commencement date; and
•	the guaranteed amount in the policy has not been paid;
THEN:
•	the remaining portion of the guaranteed amount in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.
IF:
•	you are the owner and annuitant; and
•	you die after the annuity commencement date; and
•	the annuity payment option you selected did not have or no longer has a guaranteed period;
THEN:
•	no additional payments will be made.
NOTE: If you elect the Life with Emergency CashSM and the annuitant dies before age 101, then a Life with Emergency CashSM death benefit equaling the amount available for surrender will be paid.
IF:
•	annuity payments are being made under the Life with Emergency CashSM; and
•	the annuitant dies before age 101 (or earlier, if a qualified policy);
THEN:
•	a Life with Emergency CashSM death benefit will be paid.
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Succession of Ownership
If an owner (who is not the annuitant) dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:
•	any surviving owner;
•	primary beneficiary;
•	contingent beneficiary; or
•	owner's estate.
Spousal Continuation
If the sole primary beneficiary is the spouse, upon the owner's or the annuitant's death, the beneficiary may elect to continue the policy in his or her own name. Upon the annuitant's death if such election is made, the policy value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the annuitant. Any excess of the death benefit amount over the policy value will be allocated to each applicable investment option in the ratio that the policy value in the investment option bears to the total policy value. The terms and conditions of the policy that applied prior to the annuitant's death will continue to apply, with certain exceptions described in the policy. For purposes of the death benefit on the continued policy, the death benefit is calculated in the same manner as it was prior to continuation on the date the spouse continues the policy. See TAX INFORMATION - Same Sex Relationships for more information concerning spousal continuation involving same sex spouses.
For these purposes, if the sole primary beneficiary of the policy is a revocable grantor trust and the spouse of the owner/annuitant is the sole grantor, trustee, and beneficiary of the trust and the trust is using the spouse of the owner/annuitant's social security number at the time of claim, she or he shall be treated as the owner/annuitant's spouse. In those circumstances, the owner/annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
For these purposes, if the owner is an individual retirement account within the meaning of IRC sections 408 or 408A and if the annuitant's spouse is the sole primary beneficiary of the annuitant's interest in such account, the annuitant's spouse will be treated as the beneficiary of the policy for purposes of applying the spousal continuation provisions of the policy.
Amount of Death Benefit
Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greatest of:
•	the policy value on the date we receive the required information in good order at our Administrative Office;
•	the cash value on the date we receive in good order the required information at our Administrative Office (this will be more than the policy value if there is a positive excess interest adjustment that exceeds the surrender charge);
•	minimum required cash value on the date we receive the required information in good order at our Administrative Office; and
•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross withdrawals, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding death benefit calculations.
Please note: The death benefit terminates upon annuitization.
Guaranteed Minimum Death Benefit
The following generally applies, depending on the state of issue, to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.
The guaranteed minimum death benefit terminates upon annuitization and there is a mandatory annuity commencement date. On the policy application, you may generally choose a guaranteed minimum death benefit listed below (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.
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Annual Step-Up Death Benefit
Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:
•	the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any policy anniversary with the largest policy value; minus
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) since the date of the policy anniversary with the largest policy value.
The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.20% annually.
Return of Premium Death Benefit
The Return of Premium Death Benefit is equal to:
•	total premium payments; less
•	any adjusted partial withdrawals (please see “Appendix - Death Benefit”) as of the date of death.
This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.
Please note: You will not receive a guaranteed minimum death benefit if you do not choose one when you purchase your policy.
Double Enhanced Death Benefit - No Longer Available
The death benefit under this option is the greater of 1 or 2 below:
1.	The 6% Annually Compounding through age 80 Death Benefit, which is equal to:
•	the total premium payments; less
•	any adjusted partial withdrawals;
•	accumulated at an effective annual rate of 6% from each premium payment date and each surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
2.	The Monthly Step-Up through age 80 Death Benefit, which is equal to:
•	the largest policy value on the policy date or on any monthly anniversary before the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
•	any premium payments since the date of any monthly anniversary with the largest policy value; minus
•	any adjusted partial withdrawals since the date of the monthly anniversary with the largest policy value.
This benefit is not available if the owner or annuitant is age 76 or older on the policy date and requires you to invest only in certain “designated investment options”. There is an extra charge for this death benefit of 0.65% annually.
Designated Investment Options. If you elected the Double Enhanced Death Benefit, you must allocate 100% of your policy value to one or more of the designated investment options approved for the Double Enhanced Death Benefit. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Please note:
•	All policy value must be allocated to one or more designated investment options or your death benefit will terminate.
•	You may transfer amounts among the designated investment options; however, you cannot transfer any amount to any other subaccount if you elect this death benefit.
The Double Enhanced Death Benefit was not available if a guaranteed lifetime withdrawal benefit was chosen.
The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering a guaranteed minimum death benefit at any time for new sales.
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Adjusted Partial Withdrawal
When you request a partial withdrawal, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial withdrawal. Under certain circumstances, the adjusted partial withdrawal may be more than the dollar amount of your withdrawal request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of withdrawal. It is also possible that if a death benefit is paid after you have made a partial withdrawal, then the total amount paid could be less than the total premium payments.
The formula used to calculate the adjusted partial withdrawal amount is: adjusted partial withdrawal = (amount of the gross partial withdrawal * value of the current death proceeds immediately prior to the gross partial withdrawal) / policy value immediately prior to the gross withdrawal.
We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial withdrawal” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial withdrawal.
TAX INFORMATION
NOTE: We have prepared the following information on federal taxes as a general discussion of the subject. It is not intended as tax advice to any taxpayer. The federal tax consequences discussed herein reflects our understanding of current law, and the law may change. No representation is made regarding the likelihood of continuation of the present federal tax law or of the current interpretations by the Internal Revenue Service. The discussion briefly references federal estate, gift and generation-skipping transfer taxes, but principally discusses federal income taxes. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances.
Introduction
Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code (the “Code”) for annuities. Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until withdrawn. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes. Thus, the owner must generally include in income any increase in the policy value over the investment in the policy during each taxable year.
There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.
If you purchase the policy as an individual retirement annuity or as a part of a 403(b) plan, 457 plan, a pension plan, a profit sharing plan (including a 401(k) plan), or certain other employer sponsored retirement programs, your policy is referred to as a qualified policy. There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate. To the extent there is a conflict between a plan's provisions and a policy's provisions, the plan's provisions will control.
If you purchase the policy other than as part of any arrangement described in the preceding paragraph, the policy is referred to as a nonqualified policy.
You will generally not be taxed on increases in the value of your policy, whether qualified or nonqualified, until a distribution occurs (e.g., as a surrender, withdrawal, or as annuity payments). However, you may be subject to current taxation if you assign or pledge or enter into an agreement to assign or pledge any portion of the policy. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All amounts received from the policy that are includible in income are taxed at ordinary income rates; no amounts received from the policy are taxable at the lower rates applicable to capital gains.
The Internal Revenue Service (“IRS”) has not reviewed the policy for qualification as an IRA annuity, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements.
The value of living and death benefit options and riders elected may need to be taken into account in calculating minimum required distributions from a qualified plan/or policy.
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We may occasionally enter into settlements with owners and beneficiaries to resolve issues relating to the policy. Such settlements will be reported on the applicable tax form (e.g., Form 1099) provided to the taxpayer and the taxing authorities.
Taxation of Us
We are at present taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as a part of us and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account. We may benefit from any dividends received or foreign tax credits attributable to taxes paid by certain underlying fund portfolios to foreign jurisdictions to the extent permitted under federal tax law.
Tax Status of a Nonqualified Policy
Diversification Requirements. In order for a nonqualified variable policy which is based on a segregated asset account to qualify as an annuity policy under Section 817(h) of the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations apply a diversification requirement to each of the subaccounts. Each separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations but we do not have control over the underlying fund portfolio companies. The owners bear the risk that the entire contract could be disqualified as an annuity policy under the Code due to the failure of a subaccount to be deemed to be “adequately diversified.”
Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. In Revenue Ruling 2003-91, the IRS stated that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.
Revenue Ruling 2003-91 also gave an example of circumstances under which the owner of a variable policy would not possess sufficient control over the assets underlying the policy to be treated as the owner of those assets for federal income tax purposes. To the extent the circumstances relating to the issuance and ownership of a policy vary from those described in Revenue Ruling 2003-91, owners bear the risk that they will be treated as the owner of Separate Account assets and taxed accordingly.
We believe that the owner of a policy should not be treated as the owner of the underlying assets. We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets. Concerned owners should consult their own tax advisers regarding the tax matter discussed above.
Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the annuity starting date, the entire interest in the policy must generally be distributed (1) within 5 years after such owner's date of death or (2) to (or for the benefit of) a designated beneficiary, over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary) and such distribution begin not later than 1 year after the date of the owner’s death (also known as a “stretch” payout). The designated beneficiary must be an individual. The only method we use for making distribution payments from a nonqualified “stretch” payment option is the required minimum distribution method as set forth in Revenue Ruling 2002-62. The applicable payments are calculated using the Single Life Expectancy Table set forth in Treasury Regulations § 1.401(a)(9)-9, A-1. However, if upon such owner's death the owner's surviving spouse is the designated beneficiary of the policy, then the policy may be continued with the surviving spouse as the new owner. If any owner is a non-natural person (except in the case of certain grantor trusts), then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner.
The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.
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Taxation of a Nonqualified Policy
The following discussion assumes the policy qualifies as an annuity policy for federal income tax purposes.
In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value as collateral for a loan generally will be treated as a distribution of such portion. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. The taxable portion of a distribution is taxable as ordinary income.
Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these rules with a competent tax adviser. A policy owned by a trust using the grantor's social security number as its taxpayer identification number will be treated as owned by the grantor (natural person) for the purposes of our application of Section 72 of the Code. Consult a tax adviser for more information on how this may impact your policy.
Different Individual Owner and Annuitant
If the owner and annuitant on the policy are different individuals, there may be negative tax consequences to the owner and/or beneficiaries under the policy if the annuitant predeceases the owner including, but not limited, to the assessment of penalty tax and the loss of certain death benefit distribution options. You may wish to consult your legal counsel or tax adviser if you are considering designating a different individual as the annuitant on your policy to determine the potential tax ramifications of such a designation.
Annuity Starting Date
This section makes reference to the annuity starting date as defined in Section 72 of the Code and the applicable regulations. Generally, the definition of annuity starting date will correspond with the definition of annuity commencement date used in your policy and the dates will be the same. However, in certain circumstances, your annuity starting date and annuity commencement date will not be the same date. If there is a conflict between the definitions, we will interpret and apply the definitions in order to ensure your policy maintains its status as an annuity policy for federal income tax purposes. You may wish to consult a tax adviser for more information on when this issue may arise.
It is possible that at certain advanced ages a policy might no longer be treated as an annuity contract if the policy has not been annuitized before that age or have other tax consequences. You should consult with a tax adviser about the tax consequences in such circumstances.
Taxation of Annuity Payments
Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.
In general, the excludable portion of each annuity payment you receive will be determined as follows:
•	Fixed payments-by dividing the “investment in the policy” on the annuity starting date by the total expected return under the policy (determined under Treasury regulations) for the term of the payments. This is the percentage of each annuity payment that is excludable.
•	Variable payments-by dividing the “investment in the policy” on the annuity starting date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.
The remainder of each annuity payment is includable in gross income. Once the “investment in the policy” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income.
If you select more than one annuity payment option, special rules govern the allocation of the policy's entire “investment in the policy” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.
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If, after the annuity starting date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the policy” as of the annuity starting date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction on your tax return.
Taxation of Surrenders and Withdrawals - Nonqualified Policies
When you surrender your policy, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the policy”. The “investment in the policy” is generally equal to the premiums you pay for the policy, reduced by any amounts you have previously received from the policy that are excludible from gross income. Withdrawals are generally treated first as taxable income to the extent of the excess in the policy value over the “investment in the policy.” Distributions taken under the systematic payout option are treated for tax purposes as withdrawals, not annuity payments. In general, loans, pledges, and collateral assignments as security for a loan are taxed in the same manner as withdrawals and surrenders. You may also be subject to current taxation if you make a gift of a nonqualified policy without valuable consideration. All taxable amounts received under a policy are subject to tax at ordinary rather than capital gain tax rates.
If your policy contains an excess interest adjustment feature (also known as a market value adjustment), then your policy value immediately before a policy withdrawal (or transaction taxed like a withdrawal) may have to be increased by any positive excess interest adjustments that result from the transaction. There is, however, no definitive guidance on the proper tax treatment of excess interest adjustments, and you may want to discuss the potential tax consequences of an excess interest adjustment with your tax adviser.
The Code also provides that amounts received from the policy that are includible in gross income (including the taxable portion of some annuity payments) may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some withdrawals and other amounts will be exempt from the penalty tax. Amounts received that are not subject to the penalty tax include, among others, any amounts: (1) paid on or after the taxpayer reaches age 59½; (2) paid after an owner (or where the owner is a non-natural person, an annuitant) dies; (3) paid if the taxpayer becomes disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) over the life of the taxpayer or the joint life of the taxpayer and the taxpayer's designated beneficiary; (5) paid under an immediate annuity; or (6) which come from premium payments made prior to August 14, 1982. Regarding the disability exception, because we cannot verify that the owner is disabled, we will report such withdrawals to the IRS as early withdrawals with no known exception from the penalty tax.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You may wish to consult a tax adviser for more information regarding the imposition of penalty tax.
Guaranteed Lifetime Withdrawal Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. It is possible that the withdrawal base (with respect to the guaranteed lifetime withdrawal benefits) and the guaranteed future value (with respect to the guaranteed minimum accumulation benefit) could be taken into account to determine the policy value that is used to calculate required distributions and the amount of the distribution that would be included in income. The proper treatment of the Income Enhancement Option under a guaranteed lifetime withdrawal benefit is unclear. It is possible that the IRS could determine that the benefit provides some form of long term care insurance. In that event, the Internal Revenue Service may determine the Income Enhancement Option is an incidental benefit with adverse consequences for qualification as an Individual Retirement Annuity, you could be treated as in receipt of some amount of income attributable to the value of the benefit even though you have not received a payment from your policy, and the amount of income attributable to guaranteed lifetime withdrawal payments could be affected. In addition, if the Income Enhancement Benefit causes an increase in payments calculated to meet the Required Minimum Distribution requirements it may violate the rules governing such distributions with adverse tax consequences. In view of this uncertainty, you should consult a tax adviser with any questions.
Aggregation
All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner (policyholder) during the same calendar year are treated as one annuity for purposes of determining the amount includable in the owner's income when a taxable distribution (other than annuity payments) occurs. If you are considering purchasing multiple policies from us (or our affiliates) during the same calendar year, you may wish to consult with your tax adviser regarding how aggregation will apply to your policies.
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Tax-Free Exchanges of Nonqualified Policies
We may issue the nonqualified policy in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the policy immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional premium payment made as part of the exchange. Your policy value immediately after the exchange may exceed your investment in the policy. That excess may be includable in income should amounts subsequently be withdrawn or distributed from the policy (e.g., as a withdrawal, surrender, annuity income payment or death benefit).
If you exchange part of an existing contract for the policy, and within 180 days of the exchange you received a payment other than certain annuity payments (e.g., you take a withdrawal) from either contract, the exchange may not be treated as a tax free exchange. Rather, some or all of the amount exchanged into the policy could be includible in your income and subject to a 10% penalty tax.
You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the policy, especially if you may take a withdrawal from either contract within 180 days after the exchange.
Medicare Tax
Distributions from nonqualified annuity policies are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals, trusts, and estates whose income exceeds certain threshold amounts. We are required to report distributions taken from nonqualified annuity policies as being potentially subject to this tax. While distributions from qualified policies are not subject to the tax, such distributions may be includable in income for purposes of determining whether certain Medicare Tax thresholds have been met. As such, distributions from your qualified policy could cause your other investment income to be subject to the tax. Please consult a tax adviser for more information.
Same Sex Relationships
Same sex couples have the right to marry in all states. The parties to each marriage that is valid under the law of any state will each be treated as a spouse as defined in this policy. Individuals in other arrangements, such as civil unions, registered domestic partnerships, or other similar arrangements, that are treated as a valid marriage under the applicable state law, will each be treated as a spouse as defined in this policy for state law purposes. However, individuals in other arrangements that are not recognized as marriage under the relevant state law, will not be treated as married or as spouses as defined in this policy for federal tax purposes. Therefore, exercise of the spousal continuation provisions of this policy or any riders by individuals who do not meet the definition of “spouse” may have adverse tax consequences and/or may not be permissible. Please consult a tax adviser for more information on this subject.
Taxation of Death Benefit Proceeds
Amounts may be distributed from the policy because of your death or the death of the annuitant. Generally, such amounts should be includable in the income of the recipient: (1) if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; (2) if distributed via withdrawals, these amounts are taxed in the same manner as surrenders; or (3) if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.
Transfers, Assignments or Exchanges of Policies
A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transaction or designation should contact a competent tax adviser with respect to the potential tax effects.
Charges
It is possible that the IRS may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the IRS may treat fees associated with certain optional benefits as a taxable withdrawal, which might also be subject to a tax penalty if the withdrawal occurs prior to age 59½. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable withdrawals, the tax rules associated with these benefits are unclear, and we advise that you consult your tax adviser prior to selecting any optional benefit under the policy.
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Federal Estate, Gift and Generation-Skipping Transfer Taxes
The estate and gift tax unified credit basic exclusion amount is $10,000,000, subject to inflation adjustments (using the C-CPI-U), for taxable years beginning after December 31, 2017, and before January 1, 2026. The maximum rate is 40%.
The uncertainty as to how the current law might be modified in the future underscores the importance of seeking guidance from a competent adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.
Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.
Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.
Qualified Policies
The qualified policy is designed for use with several types of tax-qualified retirement plans which are briefly described below. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. The distribution rules under Section 72(s) of the Code do not apply to annuities provided under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code, but other similar rules may. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, employers, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.
Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or withdrawals according to the requirements in the IRS regulations (minimum required distributions) must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the individual retirement annuity (other than nondeductible contributions) generally are taxed only when distributed from the annuity. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.
SIMPLE and SEP IRAs are types of IRAs that allow employers to contribute to IRAs on behalf of their employees. SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions. Subject to certain exceptions, distributions prior to age 59½ are subject to a 10 percent penalty tax, which is increased to 25 percent if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. SEP IRAs permit employers to make contributions to IRAs on behalf of their employees, up to a specified dollar amount for the year and subject to certain eligibility requirements as provided by Section 408(k) of the Code. Distributions from SEP IRAs are subject to the same rules that apply to IRA distributions and are taxed as ordinary income.
The IRS has not reviewed this policy for qualification as a traditional IRA, SIMPLE IRA or SEP IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
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Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA, a traditional IRA or other allowed qualified plan. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The ability to make cash contributions to Roth IRAs is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is an amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when taken 5 tax years after the first contribution to any Roth IRA of the individual and taken after one of the following: attaining age 59½, to pay for qualified first time home buyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when taken from earnings and may be subject to a penalty tax unless an exception applies. Please note that specific tax ordering rules apply to Roth IRA distributions. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, minimum required distributions at death are generally the same as for traditional IRAs.
The IRS has not reviewed this policy for qualification as a Roth IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements.
Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to Federal Insurance Contributions Act (FICA or Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989, unless certain events have occurred. Specifically distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59½. For policies issued after 2008, amounts attributable to non-elective contributions may be subject to distribution restrictions specified in the employer's section 403(b) plan. Employers using the policy in connection with Section 403(b) plans may wish to consult with their tax adviser.
Pursuant to tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other product providers.
Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties.
Deferred Compensation Plans. Section 457(b) of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans established and maintained by state and local governments (and their agencies and instrumentalities) and tax exempt organizations. Under such plans a participant may be able to specify the form of investment in which his or her participation will be made. For non-governmental Section 457(b) plans, all such investments, however, are typically owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457(b) plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable in the year paid (or in the year paid or made available in the case of a non-governmental 457(b) plan). Distributions from non-governmental 457(b) plans are subject to federal income tax withholding as wages, distributions from governmental 457(b) plans are subject to withholding as “eligible rollover distributions” as described in the section entitled “Withholding.” below. Contributions to and distributions from such plans are limited by the Code and may be subject to penalties. Deferred compensation plans of governments and tax-exempt entities that do not meet the requirements of Section 457(b) are taxed under Section 457(f), which means compensation deferred under the plan is included in gross income in the first year in which the compensation is not subject to substantial risk of forfeiture.
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Ineligible Owners-Qualified
We currently will not issue new policies to/or for the following plans: 403(a), 403(b), 412(i)/412(e)(3), 419, 457 (we will in certain limited circumstances accept 457(f) plans), employee stock ownership plans, Keogh/H.R.-10 plans and any other types of plans at our sole discretion.
Taxation of Surrenders and Withdrawals - Qualified Policies
In the case of a withdrawal under a qualified policy (other than from a deferred compensation plan under Section 457 of the Code), a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the policy” to your total account balance or accrued benefit under the retirement plan. Your “investment in the policy” generally equals the amount of any non-deductible premium payments made by you or on your behalf. If you do not have any non-deductible premium payments, your investment in the contract will be treated as zero.
In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59½, unless you meet one of the exceptions to this rule which are similar to the penalty exceptions for distributions from nonqualified policies discussed above. However, the exceptions applicable for qualified policies differ from those provided to nonqualified policies. You may wish to consult a tax adviser for more information regarding the application of these exceptions to your circumstances. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy.
Qualified Plan Required Distributions
For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If a participant is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA which is not subject to the lifetime required minimum distribution rules), distributions generally must begin no later than April 1 of the year following the calendar year in which the owner (or plan participant) reaches age 70½. The actuarial present value of death and/or living benefit options and riders elected may need to be taken into account in calculating minimum required distributions. Consult a competent tax adviser before purchasing an optional living or death benefit.
Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules. We do not attempt to provide more than general information about the use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.
The Code generally requires that interest in a qualified policy be non-forfeitable.
You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.
Optional Living Benefits
For policies with a guaranteed lifetime withdrawal benefit or a guaranteed minimum accumulation benefit the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may impact the value of these optional benefits. Additionally, the actions of the qualified plan as contract holder may cause the qualified plan participant to lose the benefit of the guaranteed lifetime withdrawal benefit. In view of this uncertainty, you should consult a tax adviser before purchasing this policy as a qualified policy.
Withholding
The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or taken. The amount of withholding varies according to the type of distribution. The withholding rates applicable to the taxable portion of periodic payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. A 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does
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not apply, however, to nontaxable distributions or if (i) the employee (or employee's spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or 403(b) tax-sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Annuity Purchases by Residents of Puerto Rico
The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Annuity Policies Purchased by Non-resident Aliens and Foreign Corporations
The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner's country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.
Foreign Account Tax Compliance Act (“FATCA”)
If the payee of a distribution from the policy is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the policy or the distribution. The rules relating to FATCA are complex, and a tax adviser should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the policy.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.
We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive.
ADDITIONAL FEATURES
Systematic Payout Option
You can select at any time (during the accumulation phase) to receive regular surrenders (i.e., partial surrenders) from your policy by using the systematic payout option. Under this option, you can receive the greater of (1) or (2), divided by the number of surrenders made per year, where: (1) up to 10% of your premium payments (reduced by prior surrenders in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.
This amount may be taken free of surrender charges.
Any systematic withdrawal in excess of the remaining rider withdrawal amount could affect your rider values (if elected). Systematic surrenders can be made monthly, quarterly, semi-annually, or annually. Each surrender must be at least $40. Monthly and quarterly surrenders must generally be made by electronic funds transfer directly to your checking or savings account.
Any systematic withdrawal in excess of your remaining surrender charge free amount may be subject to a surrender charge. If the request does not exceed the surrender charge free amount, future systematic payments will be recalculated based on the remaining free amounts.
Keep in mind that surrenders under the systematic payout option may be taxable, and if made before age 59½, may be subject to a 10% federal penalty tax. There is no charge for this benefit.
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Income Benefit Programs
The Family Income Protector and Managed Annuity Programs are no longer available, but if you have previously elected one of these benefits you can still upgrade. If you upgrade your minimum annuitization value or minimum income base, you will generally receive the Managed Annuity Program II. See Rider Grid for Additional Information on each of these riders.
Initial Payment Guarantee
You may only elect to purchase the Initial Payment Guarantee which provides annually stabilized payments that are guaranteed to never be less than a percentage of the initial variable annuity payment at the time you annuitize your policy. You cannot terminate this payment guarantee (or eliminate the charge for it) after you have elected it. The guarantee only applies to variable annuity payments. There is an additional charge for this guarantee.
The Initial Payment Guarantee does not establish or guarantee the performance of any subaccount.
Under the Initial Payment Guarantee, you receive annuity payments that are stabilized—that is, held level throughout each policy year—and are guaranteed to never be less than a percentage of the initial payment. The guaranteed percentage is subject to change from time to time; however once you annuitize, the guaranteed percentage will not change during the life of the Initial Payment Guarantee. Contact us for the current guaranteed percentage.
The payment amount is adjusted once each year (on the anniversary of your annuity commencement date) to reflect the investment performance of your selected investment choice(s) over the preceding year (but your payment will not be less than the guaranteed minimum).
Fee. There is a charge for the Initial Payment Guarantee, which is in addition to the base product mortality and expense risk fee and administrative charge. This fee is reflected in the amount of the annuity payments that you receive if you select the Initial Payment Guarantee. It is reflected in the calculation of the annuity unit values (i.e., your payment is “net” the initial payment guarantee fee, mortality and expense risk fee, and administrative charges).
The Initial Payment Guarantee fee is currently equal to an annual rate of 1.25% of the daily net asset value in the subaccounts. We can change the fee, and you pay whatever the fee is when you annuitize.
Other Terms and Conditions. The Initial Payment Guarantee uses a 5% assumed investment return to calculate your annuity payments. This means that the dollar amount of the annuity payments will remain level if the investment return (net of fees and expenses) exactly equals 5%. The payments will increase if actual investment performance (net of fees and expenses) exceeds the assumed investment return, and decrease if actual performance is below the assumed investment return (but not below the guaranteed level).
Termination. The Initial Payment Guarantee is irrevocable.
The Initial Payment Guarantee may vary for certain policies and may not be available for all policies, in all states or at all times.
Liquidity Rider
The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.
The Liquidity Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.
Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.
Termination. The rider is irrevocable.
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Please note:
•	This feature terminates upon annuitization and there is a mandatory annuity commencement date.
•	We may credit interest in the fixed account at a lower rate if you select this rider.
•	The Liquidity Rider is not suitable for an investor purchasing the policy for a long term investment.
Additional Death DistributionSM
The optional Additional Death DistributionSM rider pays an additional amount (based on rider earnings, if any, since the rider was issued) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death DistributionSM is only available for issue ages through age 80. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution benefit is based on our claims-paying ability.
The Additional Death DistributionSM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death DistributionSM Benefit Amount. The Additional Death DistributionSM is payable only if you elected the rider prior to the death triggering the payment of the policy death benefit and a death benefit is payable under the policy. The Additional Death DistributionSM is equal to:
•	the Additional Death DistributionSM factor (see below); multiplied by
•	the rider earnings, if any, on the date the death benefit is calculated.
Rider earnings are policy gains accrued and not previously withdrawn since the rider date. This amount is equal to the current policy value minus the policy value on the rider date minus premiums paid after the rider date plus amounts withdrawn after the rider date that exceed rider earnings on the date of the withdrawal. No benefit is payable under the Additional Death DistributionSM rider if there are no rider earnings on the date the death benefit is calculated.
If you purchase your policy as part of a 1035 exchange or add the Additional Death DistributionSM rider after you purchase the policy, rider earnings do not include any gains before the 1035 exchange or the date the Additional Death DistributionSM is added to your policy.
The Additional Death DistributionSM factor is 40% for issue ages under 71 and 25% for issue ages 71-80, based on the annuitant’s age.
No benefit is paid under the rider unless (a) the rider is in force, (b) a death benefit is payable on the policy, and (c) there are rider earnings when the death benefit is calculated.
For purposes of computing taxable gains, both the death benefit payable under the policy and the Additional Death DistributionSM will be considered.
Please see “Appendix - Additional Death Distribution Rider” for an example which illustrates the Additional Death DistributionSM payable as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death DistributionSM, the spouse will generally receive a one-time policy value increase equal to the Additional Death DistributionSM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 80 if the Additional Death Distribution benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, 0.25% of the policy value is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the Additional Death DistributionSM would not pay any benefit (because there are no rider earnings).
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the Additional Death DistributionSM is paid or added to the policy value under a spousal continuation.
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Once terminated, the Additional Death DistributionSM may be re-elected if still being offered; however, a new rider will be issued and the additional death benefit will be re-determined. Please note that if the rider is terminated and then re-elected, it will only cover gains, if any, since it was re-elected and the terms of the new rider may be different than the terminated rider.
Please note: This feature terminates upon annuitization.
Additional Death Distribution+SM
The optional Additional Death Distribution+SM rider pays an additional amount (based on the benefit base) when a death benefit is payable during the accumulation phase under your policy, in certain circumstances. The Additional Death Distribution+SM is only available for issue ages through age 75. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The Additional Death Distribution+ benefit is based on our claims-paying ability.
The Additional Death Distribution+SM may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
Additional Death Distribution+SM Benefit Amount. An additional death benefit is only payable if a death benefit is paid on the base policy to which the rider is attached. The amount of the additional benefit is dependent on the amount of time that has passed since the rider date as follows:
•	If a death benefit is payable within the first five years after the rider date, the additional benefit amount will be equal to the sum of all Additional Death Distribution+ rider fees paid since the rider date.
•	If a death benefit is payable after five years following the rider date, the additional benefit will be equal to the rider benefit base multiplied by the rider benefit percentage.
The rider benefit base at any time is equal to the policy value less any premium payments added after the rider date.
The rider benefit percentage equals 30% for issue ages 0 - 70 and 20% for issue ages 71 - 75, based on the annuitant’s age.
No benefit is payable under the Additional Death Distribution+SM if the policy value on the date the death benefit is paid is less than the premium payments after the rider date.
For purposes of computing taxable gains, both the death benefit payable under the policy and the additional benefit will be considered.
Please see “Appendix - Additional Death Distribution+SM Rider” for an example that illustrates the additional death benefit payable as well as the effect of a withdrawal on the Additional Death Distribution+SM benefit amount.
Spousal Continuation. If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving the death benefit and Additional Death Distribution+SM, then the spouse will generally receive a one-time policy value increase equal to the Additional Death Distribution+SM. At this time the rider will terminate. The spouse will have the option of immediately re-electing the rider through age 75 if the Additional Death Distribution+ benefit is still being offered. Certain owners may have the option to continue the rider without receiving the one-time policy value increase. See TAX INFORMATION - Tax Status of a Nonqualified Policy - Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
Rider Fee. A rider fee, currently 0.55% of the policy value, is deducted annually on each rider anniversary prior to annuitization. We will also deduct this fee upon full surrender of the policy or other termination of the rider.
Please note: The rider fee is deducted pro rata from each investment option. The fee is deducted even during periods when the rider would not pay any benefits.
Termination. The rider will remain in effect until:
•	you cancel it by notifying our Administrative Office in writing in good order,
•	the policy is annuitized or surrendered,
•	the policy value becomes zero, or
•	the additional death benefit is paid or added to the policy value under a spousal continuation.
Please note: This feature terminates upon annuitization.
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Nursing Care and Terminal Condition Withdrawal Option
No surrender charges or excess interest adjustments will apply if you take a withdrawal ($1,000 minimum), under certain circumstances, because you or your spouse has been:
•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or
•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).
You may exercise this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may withdraw under this benefit. There is no charge for this benefit.
The Nursing Care and Terminal Condition Withdrawal Option may vary for certain policies and may not be available for all policies, in all states or at all times.
Unemployment Waiver
No surrender charges or excess interest adjustments will apply to surrenders after you or your spouse become unemployed due to:
•	involuntary termination of employment
•	involuntary lay off;
In order to qualify, you (or your spouse, whichever is applicable) must have been:
•	employed full time for at least two years prior to becoming unemployed;
•	employed full time on the policy date;
•	unemployed for at least 60 days in a row at the time of surrender;
•	must have a minimum cash value at the time of surrender of $5,000; and
•	you (or your spouse) must be receiving unemployment benefits.
You must provide written proof from your State's Department of Labor, which verifies that you qualify for and are receiving unemployment benefits at the time of surrender.
You may select this benefit at any time during the accumulation phase. This benefit is also available to the annuitant or annuitant's spouse if the owner is not a natural person. There is no restriction on the maximum amount you may surrender under this benefit. There is no charge for this benefit.
The Unemployment Waiver may vary for certain policies and may not be available for all policies, in all states or at all times.
Telephone and Electronic Transactions
Currently, certain transactions may be made by telephone or other electronic means acceptable to us upon our receipt of the appropriate authorization. We may discontinue this option at any time. To access information and perform transactions electronically, we require you to create an account with a username and password, and to maintain a valid e-mail address.
We will not be liable for following instructions communicated by telephone or electronically we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions we receive are genuine. Our procedures require you to provide information to verify your identity when you call us and we will record conversations with you. We may also require written confirmation of the request. When someone contacts our Administrative Office and follows our procedures, we will assume you are authorizing us to act upon those instructions. For electronic transactions through the internet, you will need to provide your username and password. You are responsible for keeping your password confidential and must notify us of any loss, theft or unauthorized use of your password.
Telephone and other electronic transactions must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. Transactions received in good order on non-market days or after our close of business on market days will get next-day pricing. See OTHER INFORMATION – Sending Forms and Transaction Requests in Good Order. Please note that the telephone and/or electronic device transactions may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider's, or your financial representative(s) can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request if the volume of transactions is unusually high, we might not have anyone available, or lines available, to take your transaction. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.
We reserve the right to revoke your telephone and other electronic transaction privileges at any time without revoking all owners' privileges. We may deny telephone and electronic transaction privileges to market timers or disruptive traders.
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Dollar Cost Averaging Program
During the accumulation phase, you may instruct us to automatically make transfers into one or more subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.
Dollar Cost Averaging programs that may be available under your policy:
•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from the fixed account, money market or other specified subaccount.
•	Special —You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program. This program is only available for new premium payments, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).
A Dollar Cost Averaging program will begin the next business day after we have received in good order all necessary information and the minimum required amount. See OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.
NOTE CAREFULLY:
New Dollar Cost Averaging instructions are required to start a new Dollar Cost Averaging program once the previous Dollar Cost Averaging program has completed. Additional premium payments, absent new allocation instructions, received after a Dollar Cost Averaging program has completed, will be allocated according to the current premium payment allocations at that time but will not reactivate a completed Dollar Cost Averaging program.
IF:
•	we do not receive all necessary information to begin or restart a Dollar Cost Averaging program;
THEN:
•	any amount allocated to a fixed source will be invested in that fixed source but will be transferred to the money market investment option within 30 days of allocation to fixed source if new Dollar Cost Averaging instructions are not received;
•	any amount in a variable source will be invested in that variable source and will remain in that variable investment option; and
•	new Dollar Cost Averaging instructions will be required to begin a Dollar Cost Averaging program.
You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions. Transfers from a Dollar Cost Averaging fixed source are not subject to an excess interest adjustment. A Dollar Cost Averaging program can be used in conjunction with Asset Rebalancing and a guaranteed lifetime withdrawal benefit (subject to any investment restrictions involving the source). There is no charge for this benefit.
The Dollar Cost Averaging Program may vary for certain policies and may not be available for all policies, in all states or at all times. See your policy for availability of the fixed account options. We reserve the right to terminate the availability of any Dollar Cost Averaging program at any time.
Asset Rebalancing
During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue asset rebalancing. New instructions are required to start asset rebalancing. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually. Asset rebalancing can be used in conjunction with a guaranteed lifetime withdrawal benefit. Please note, any amounts rebalanced may be immediately
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transferred to the Portfolio Allocation Method (PAM) investment options or Open Allocation subaccounts as applicable under the Portfolio Allocation Method or Open Allocation Method (OAM). There is no charge for this benefit. We reserve the right to terminate the availability of any asset rebalancing program at any time.
Guaranteed Lifetime Withdrawal Benefits
You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider. Some important aspects of each of these riders are summarized in the Guaranteed Lifetime Withdrawal Benefit Comparison Table below and are described in more detail. You should consult with tax and financial professionals to determine which of these riders, if any, is appropriate for you.
The following benefits are no longer available, but if you have previously elected one of these riders you can still upgrade:
•	5 for LifeSM rider
•	5 for LifeSM with Growth rider
•	Income SelectSM for Life rider
•	Retirement Income Choice® rider
•	Retirement Income Choice® with Double Withdrawal Base Benefit rider
•	Retirement Income Choice® 1.4 rider
•	Retirement Income Choice® 1.2 rider
•	Income LinkSM rider
See “Appendix - Rider Grid Variations” for additional information on each of the riders above.
Guaranteed Lifetime Withdrawal Benefit Comparison Table
Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Election: At Issue Post Issue	Election: At Issue Post Issue	Election: At Issue Post Issue
Cannot be elected if you have Retirement Income Max® or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Living Benefits or Retirement Income Choice® 1.6 riders.	Cannot be elected if you have Retirement Income Max® or Living Benefits riders.
Benefit:
Provides:
(1) Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.
(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.	Benefit:
Provides:
(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e.,a series of level cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select.
(2) Growth—On each of the first 10 rider anniversaries, we add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
The Growth Percentage is disclosed in the Rate Sheet Prospectus Supplement.
(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.
Investor Need Rider Addresses: • Market Participation • Protection of Assets • Retirement income for life	Investor Need Rider Addresses: • Retirement income for life • Conservative range of investment choices	Investor Need Rider Addresses: • Retirement income for life • Moderate range of investment options • Income for long term care
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Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Upgrades:
(1) Before the annuitant's 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.
(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).	Upgrades:
You may request by sending us written notice. If you elect to manually reset, the current rider terminates and a new rider is issued (which may have a higher rider fee percentage and lower growth rate percentage.) If you have elected the joint life option under the rider, you cannot elect a manual reset if the annuitant or the annuitant's spouse is 86 or older (unless state law requires a lower maximum age).
Additional Options:
Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).	Additional Options:
(1) Death Benefit Option—You may add an amount to the death benefit payable under the base policy.
(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant's spouse. The annuitant's spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).
(3) Income EnhancementSM Option—If the rider has been in effect for at least 12 months, then you may elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant or the annuitant's spouse, if the joint life option is elected, is confined in a hospital or nursing facility because of a medical necessity, and has been so confined for an “elimination period” (i.e., 180 days within the last 365 days). You cannot elect this option if the qualifying person(s) is/are already confined in a hospital or nursing facility when the rider is elected. In addition, the increase to the withdrawal percentage stops when the qualifying person(s) is/are no longer confined.
Availability: 0 - 80 (unless state law requires a lower maximum issue age	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)	Availability: Younger than age 86 (unless state law requires a lower maximum issue age)
Current Charge: 1.25% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.	Current Charge: You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
Investment Restrictions:
Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.	Investment Restrictions: You must allocate 100% of your policy value to one or more investment options that we designate.
Withdrawal Option:
5% For Life - Policyholder can withdraw up to 5% of the 5% For Life total withdrawal base each year starting with the rider anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life Minimum Remaining Withdrawal Amount has reached zero.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Single Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
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Living Benefits Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider
Withdrawal Option:
7% Principal Back - Policyholder can withdraw up to 7% of the 7% Principal Back total withdrawal base per year until at least the time at which the 7% Principal Back minimum remaining withdrawal amount has reached zero.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.	Withdrawal Percentages (Joint Life):
The Withdrawal Percentage is disclosed in the Rate Sheet Prospectus Supplement.
You may contact us at www.transamerica.com for the current Rate Sheet Prospectus Supplement applicable for this rider.
For riders issued prior to the date of this prospectus, please reference the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information.
Living Benefits Rider
You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal SolutionSM rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 0-80. The maximum issue age may be lower if required by state law. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. If you elect the Living Benefits Rider you cannot elect the Retirement Income Max® or the Retirement Income Choice® 1.6 riders. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Living Benefits Rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a benefit, please contact your financial intermediary or our Administrative Office.
You should view the Living Benefits Rider as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.
Please note:
•	Certain protections under the rider are available only if you hold the rider for ten years.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantees due to the decreasing life expectancy as you age. This risk may be heightened if amounts are transferred based on the Portfolio Allocation Method. See Portfolio Allocation Method below.
•	If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment options under the policy (including guaranteed period options in the fixed account) and the variable investment options you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See Portfolio Allocation Method below.
•	Any such transfers out of a guaranteed period option may be subject to an excess interest adjustment. (See Portfolio Allocation Method, below.)
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The maximum annual withdrawal amount is either “principal back, which is defined as up to 7% of your total withdrawal base each rider year until your minimum remaining withdrawal amount reaches zero, or “for life”, which is defined as up to 5% of your total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero due to excess withdrawals.
•	Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.
•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Living Benefits Rider for a qualified policy.
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Guaranteed Minimum Accumulation Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment options you select. The level of protection under the Guaranteed Minimum Accumulation Benefit is not 100% of your premium payments and is only in effect for the first ten rider years.
Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value. After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:
•	the guaranteed future value on the rider date; plus
•	a percentage of subsequent premium payments (as described below); less
•	subsequent adjusted partial withdrawals (as described below).
After the guaranteed future value date, the guaranteed future value equals zero.
Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:
Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%
Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:
•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or
•	the gross partial withdrawal amount.
(The gross withdrawal amount is the amount you request, plus any surrender charges or excess interest adjustment that may be applicable.)
In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount by which we reduce your policy value.
See the “Appendix - Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.
Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will calculate an amount equal to the difference between your policy value (the policy value will then be subject to investment risk) and the guaranteed future value, and this amount will be added on the next valuation date following the guaranteed future value date. This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.
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Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000–$90,000) to your policy value.
Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.
Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider
If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment options you select.
Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:
•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.
•	“for life,” for withdrawals of up to 5% of your total withdrawal base.
You may elect to make a withdrawal under either “principal Back” or “for life”. However, it is not a requirement that you specify a withdrawal as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See Adjusted Partial Withdrawals below.)
Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.
Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.
Please note:
•	Any amount withdrawn in a rider year (including any surrender charge or excess interest adjustment) in excess of the maximum withdrawal amount is an excess withdrawal.
•	The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See Maximum Annual Withdrawal Benefit, Total Withdrawal Base, and Minimum Remaining Withdrawal Amount, below.)
•	We will not refund rider charges that have been paid up to the point of terminating the policy or receiving annuity payments.
Withdrawals under the guaranteed minimum withdrawal benefit also:
•	reduce your policy value;
•	reduce the guaranteed future value;
•	reduce your death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties (See TAX INFORMATION).
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Maximum Annual Withdrawal Amount. Under this benefit:
•	Principal Back: You can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.
Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).
OR
•	For Life: You can withdraw up to 5% of what we call your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant's 59th birthday and lasting until the annuitant's death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see Adjusted Partial Withdrawals, below). A penalty tax may be assessed on amounts surrendered from the policy before the taxpayer reaches age 59½.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).
You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which cannot exceed the maximum annual withdrawal amount at that time) and frequency (annually, semi-annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.
Please note:
•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant's 59th birthday.
•	Any withdrawal before the rider anniversary following the annuitant's 59th birthday will reduce the benefits under the 5% “for life” guarantee.
•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).
•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% penalty. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59½. You should consult a tax adviser before purchasing this rider with a qualified policy.
Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value. After the rider date, the total withdrawal base is equal to:
•	the total withdrawal base on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.
Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
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Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value. After the rider date, the minimum remaining withdrawal amount is equal to:
•	the minimum remaining withdrawal amount on the rider date; plus
•	subsequent premium payments; less
•	subsequent adjusted partial withdrawals (as described below).
We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant's death.
Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge or excess interest adjustment that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by the greater of the dollar amount of the excess withdrawal or a pro rata amount (possibly to zero). See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.
Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.
Rider Fee. A rider fee, 1.25% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment option in proportion to the amount of policy value in each investment option. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).
We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.
Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 1.25% of your policy value if that total withdrawal base is higher than your policy value.
Portfolio Allocation Method
If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and amounts will be transferred back and forth between the PAM TA Aegon U.S. Government Securities - Service Class subaccount (which invests in the Transamerica Aegon U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment option” and collectively, the “PAM investment options”) and the variable investment options you choose to the extent the disclosed formula mandates. You should read the underlying fund prospectus for the variable PAM investment option(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to support the guarantees under the rider. We will transfer amounts to the PAM investment options proportionally from all your variable investment options. Currently, PAM transfers are being made to the PAM TA Aegon U.S. Government Securities - Service Class subaccount. We will not transfer amounts to the PAM investment options if your policy value is greater than guarantees under the rider.
PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment options to the PAM investment options to the extent the disclosed formula mandates to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the PAM investment options, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.
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Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.
Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts
The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment options.
Transactions you make also affect the number of PAM transfers including:
•	additional premium payments; and
•	excess withdrawals.
These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.
You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment option is at our discretion and may be subject to an excess interest adjustment if the transfer occurs before the end of a guarantee period. Any transfer we make out of PAM investment options to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option. Please note that if your policy value is 100% allocated to the fixed account, we will be unable to transfer any of your policy value out of PAM investment options. If a merger of an underlying investment option occurs, the policy value allocated to the existing subaccount will be merged into the surviving underlying investment option.
Generally, transfers to the PAM investment options first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment options when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment options will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment option(s) we deem appropriate. The policy value allocated to the PAM investment options will remain there unless the performance of your chosen investment options recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.
We reserve the right to change investment choices in the future for new purchasers of the Living Benefits Rider, including changing the PAM investment option, as we deem necessary to support the guarantees thereunder. We will not change the PAM investment option for any existing policyholders of a Living Benefits Rider.
The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.
Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.
The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next.
See “Appendix - PAM Method Transfers” for more detail regarding the workings of the mathematical model.
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Upgrades
Prior to the annuitant's 86th birthday and after the third rider anniversary, you can upgrade the rider by providing us the required notice. If you upgrade your rider, the current rider will terminate and a new rider will be issued. The new rider’s total withdrawal base, guaranteed future value and minimum remaining withdrawal amount will equal the policy value on the date of the upgrade. At that time, the maximum annual withdrawal amount will be recalculated using the new total withdrawal base.
If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back” and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.
Annuitization
If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.
Termination
The Living Benefits Rider will terminate upon the earliest of the following:
•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);
•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.
Retirement Income Max® Rider
If you elect the Retirement Income Max® rider identified below, which provides certain guaranteed benefits, The Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefits. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Max® rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, other designated investment options are available under the Retirement Income Max® rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Max® rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Max® rider you cannot elect the Living Benefits Rider or Retirement Income Choice® 1.6 riders. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Max® rider for a qualified policy. Please Note: This rider may
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not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Max® rider may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Max® – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse's if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and the growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Max® rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
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Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information, for your withdrawal percentage depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
•	by means other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees.
•	due to an excess withdrawal, then this rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified investment options. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus supplement that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).In order to receive the applicable withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement applicable to you. You can contact us at www.transamerica.com to receive a Rate Sheet
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Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
On each rider anniversary, the withdrawal base will equal the greatest of:
•	the current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
See “Appendix - Hypothetical Example of the Withdrawal Base Calculation - Retirement Income Max® Rider” which illustrates the hypothetical example of the withdrawal base calculation.
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base, or the withdrawal base is increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up, and if no automatic step-up occurs then there will be no withdrawal percentage increase.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
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Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options approved for the Retirement Income Max® rider. See “Appendix - Designated Investment Options” for a complete listing of available subaccounts. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day after you terminate your rider, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Retirement Income Max® – Joint Life Option
If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
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•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	This option may not be permitted in the case of certain non-natural owners.
•	The rider's issue ages may vary if you elect this option.
Retirement Income Max® Rider Fees
Retirement Income Max® Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter. Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the rider fee is the rider fee percentage times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:
(A)	is the withdrawal base;
(B)	is the rider fee percentage; and
(C)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Withdrawal Base = $100,000; Rider Fee percentage = 1.25%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for first quarter rider fee. The rider fee is:
= 100,000*0.0125*(91/365)
= 1,250*(91/365)
= $311.64
A portion of the rider fee will be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the rider fee:
•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
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Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000; and 30 remaining days in the rider quarter.
Example 2: Calculation for first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000*0.0125*(30/365)
= 125*(30/365)
= $10.27
Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):
= 311.64 + 10.27
= $321.91
Retirement Income Max® Rider Issue Requirements
We will not issue the Retirement Income Max® rider unless:
•	the annuitant is not yet age 86 (lower if required by state law);
•	the annuitant is also an owner (except in the case of non-natural owners);
•	there are no more than two owners; and
•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Max® rider will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
•	the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.
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Retirement Income Choice® 1.6 Rider
If you elect the Retirement Income Choice® 1.6 rider identified below, which provides certain guaranteed benefits, the Company requires your policy value to be allocated into designated investment options. One or more of the designated investment options may include a volatility control strategy. Volatility control strategies, in periods of high market volatility, could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your policy value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Volatility control strategies are intended to help limit overall volatility and reduce the effects of significant market downturns during periods of high market volatility, providing policy owners with the opportunity for smoother performance and better risk adjusted returns. Volatility control (and similar terms) can encompass a variety of investment strategies of different types and degrees; therefore, you should read the applicable annuity and underlying fund portfolio prospectuses carefully to understand how these investment strategies may affect your policy value and rider benefit. The Company’s requirement to invest in accordance with designated investment options, which may include volatility control, may reduce our costs and risks associated with this rider. You pay an additional fee for the rider benefits which, in part, pay for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, volatility control strategies might not provide meaningful additional benefit to you. You should carefully evaluate with your financial adviser whether to invest in funds with volatility control strategies, taking into consideration the potential positive or negative impact that such strategy may have on your investment objectives, your policy value and the benefits under the Retirement Income Choice® 1.6 rider. If you determine that funds with volatility control strategies are not consistent with your investment objectives, there continues to be other designated investment options available under the Retirement Income Choice® 1.6 rider that do not invest in funds that utilize volatility control strategies.
You may elect to purchase the optional Retirement Income Choice® 1.6 rider, which provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment options which are designed to help manage our risk and support the guarantees under the rider. If you elect the Retirement Income Choice® 1.6 rider you cannot elect another the Living Benefits Rider or the Retirement Income Max®. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax adviser before electing the Retirement Income Choice® 1.6 rider for a qualified policy. Please Note: This rider may not be issued or added to Inherited IRAs (sometimes also referred to as beneficiary IRAs) or a nonqualified annuity under which death benefits are being distributed under a stretch withdrawal option. The guaranteed lifetime withdrawal benefit is based on our claims-paying ability.
The Retirement Income Choice® 1.6 rider and additional options may vary for certain policies and may not be available for all policies, in all states, at all times or through all financial intermediaries. We may discontinue offering this benefit at any time for new sales, which includes new sales to existing policyowners. In some cases, a benefit not available through a financial intermediary may be obtained by contacting us directly. For more information on the options for electing a benefit, please contact your financial intermediary or our Administrative Office.
Retirement Income Choice® 1.6 – Base Benefit
Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant's spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date. The withdrawal percentage and growth percentage that are used to determine your rider withdrawal amount will be disclosed in a Rate Sheet Prospectus Supplement included with your prospectus.
Of course you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix – Hypothetical Adjusted Partial Withdrawals – Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
Please note:
•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.
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•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.
•	The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.
•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.
•	All policy value must be allocated to a limited number of specified investment options. The investment options are categorized within designated investment groups, each of which has a different price point. You should consult with your registered representative to assist you in determining whether these investment options are suited for your financial needs and risk tolerance.
•	Any amount of withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.
•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.
•	Any withdrawal will reduce your rider death benefit (if applicable).
•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected and the surviving spouse was eligible to and elected to continue the policy), the Retirement Income Choice® 1.6 rider terminates and all benefits thereunder cease.
Like all withdrawals, withdrawals while this rider is in effect also:
•	reduce your policy value;
•	reduce your base policy death benefit and other benefits;
•	may be subject to surrender charges or excess interest adjustments if the withdrawal is greater than the surrender charge free amount;
•	may be subject to income taxes and federal tax penalties; and
•	may be limited or restricted under certain qualified policies.
Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See Withdrawal Base Adjustments and Rider Death Benefit Adjustments below.
The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant's spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (for riders issued prior to the date of this prospectus, see “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” in the Statement of Additional Information depending on when you purchased your rider).
For qualified policies: If the plan participant (generally the annuitant) is at least 70½ years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:
•	the rider withdrawal amount described above; or
•	an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).
Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.
If your policy value reaches zero:
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•	by means other than an excess withdrawal, then you cannot make further premium payments and all policy features, benefits, and guarantees other than the base guaranteed lifetime withdrawal benefits and the rider death benefit (if applicable), provided by this rider terminate. If your policy value reaches zero by other than an excess withdrawal, we will, unless instructed otherwise, disburse any remaining minimum required distribution amount for the current rider year and set up monthly payments beginning in the next rider year according to your guarantees
•	due to an excess withdrawal, then the rider terminates (as does the policy).
Please note:
•	If the rider is added prior to the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday, however, you will still be charged a rider fee prior to this time.
•	The rider year begins on the rider date and thereafter on each rider anniversary. Withdrawals requested for the upcoming rider year must be taken the day after each rider anniversary or later within the rider year. Any withdrawal taken on the rider anniversary date will count towards the previous rider year withdrawals.
•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider's guarantees.
•	Excess withdrawals may cause you to lose the benefit of the rider.
•	All policy value must be allocated to a limited number of specified funds. (See Designated Investment Options below.)
Rate Sheet Prospectus Supplement
The withdrawal, growth and fee percentages are disclosed in a Rate Sheet Prospectus Supplement. We periodically issue new Rate Sheet Prospectus Supplements that may reflect different withdrawal, growth and fee percentages than the previous Rate Sheet Prospectus Supplements. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085). In order for you to receive the withdrawal, growth and fee percentages: (1) your application must be signed and received within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Withdrawal percentages reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you. For riders issued prior to the date of this prospectus, the applicable withdrawal, growth and fee percentages are set forth in the “Appendix – Prior Withdrawal/Growth Percentages and Rider Fees” located in the Statement of Additional Information.
Retirement Income Choice® 1.6 – Base Benefit – Withdrawal Percentage
Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant's spouse's age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant's spouse's if younger and the joint life option is elected) 59th birthday.
Please note, once established, the withdrawal percentage will not change except in certain instances involving automatic step-ups. Withdrawal percentages will change when an automatic step-up occurs and you had crossed into another age band prior to the automatic step-up, see Automatic Step-Up section in the prospectus.
Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.
Please note:
•	We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee.
•	Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.
•	Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.
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On each rider anniversary, the withdrawal base will equal the greatest of:
•	current withdrawal base;
•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see Growth below);
•	the policy value on any monthiversarySM (the same day of the month as of the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) within the current rider year, including the current rider anniversary (see Automatic Step-Up below).
Retirement Income Choice® 1.6 – Base Benefit – Growth Percentage
Growth. On each of the first ten rider anniversaries, we will add a growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The growth credit is equal to the growth percentage multiplied by the withdrawal base immediately before the rider anniversary.
Please note: Because a withdrawal will eliminate the potential application of the growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.
Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. If neither value is greater than the current withdrawal base or the withdrawal base increased by any growth credit, no automatic step-up will occur. The withdrawal percentage (as indicated in the Rate Sheet Prospectus Supplement) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider.
Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. Charges as a result of the automatic step-up feature will be reversed. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. You are not subject to fee increases for any Automatic Step-Up that you have opted out of. Opting out of one step-up does not operate as an opt-out of any future step-ups.
Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Any amount of gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical excess withdrawals in more detail.
Please Note: You retain all responsibility for monitoring excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.
Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or subsequent premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an assumed annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the assumed withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)
Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.
See the “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail.
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Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options available under the respective designated allocation groups that have been approved for the Retirement Income Choice® 1.6 rider. See “Appendix - Designated Investment Options” for a complete listing of available investment options. Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary) you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.
Please note:
•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first. If you terminate the rider you will lose all of its benefits.
•	We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then an owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.
Manual Resets. You can effectively “reset” the withdrawal base to the policy value using a manual process under which your current rider is terminated and a new rider is issued. You can only elect a reset during the 30 day periods following each successive fifth rider anniversary and if all other rider issue requirements are met. When the new rider is issued, the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. Your new rider will have a new rider date, new rider fee percentage (which may be higher than your current rider fee percentage), and its own terms and benefits (which may not be as advantageous as the current rider). The new rider date will be the date we receive all necessary information in good order. Please note that this “reset” procedure may be referred to as a “manual upgrade” in your policy rider and other materials.
Please note:
•	Manual resets, unlike automatic step-ups, occur only if you so elect during the 30 day window following each successive fifth rider anniversary.
•	Manual resets result in the purchase of a new rider whose terms may be more or less favorable than the current rider whereas automatic step-ups do not require termination of the existing rider and repurchase of a new rider (although fees may increase at the time of an automatic step-up).
•	Owners may decide to terminate an existing rider if it no longer meets their needs and then elect a new available rider that does.
Retirement Income Choice® 1.6 – Additional Options
You may elect the following options with this rider (the options are not mutually exclusive):
•	Death Benefit;
•	Joint Life; and
•	Income EnhancementSM.
There is an additional fee if you elect the Death Benefit and/or the Income EnhancementSM Benefit option(s) under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit and/or the Income EnhancementSM Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See Retirement Income Choice® 1.6 Rider Fees. There may be different issue ages depending upon which options you elect. The rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us.
Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the death of the annuitant’s spouse if later). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See DEATH BENEFIT.
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Rider Death Benefit. The rider death benefit on the rider date is the policy value. After the rider date, the rider death benefit is equal to:
•	the rider death benefit on the rider date; plus
•	subsequent premium payments; less
•	adjustments for withdrawals (as described under Rider Death Benefit Adjustments, below).
Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix - Hypothetical Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.
Please note:
•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.
•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.
•	Manual resets to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.
•	If an owner who is not the annuitant dies and the surviving spouse is eligible to and elects to continue the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. See TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)
•	The additional death benefit adjustment differs from the adjusted partial withdrawal amount for the Guaranteed Minimum Death Benefits described in DEATH BENEFIT - Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.
The additional death benefit payment option may be referred to as “rider death benefit” on your policy statement and other documents.
Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse is eligible to and elects to continue the policy, see TAX INFORMATION – Tax Status of a Nonqualified Policy – Distribution Requirements) If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.
Please note:
•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.
•	The annuitant's spouse (or in certain instances a non-natural entity acting for the benefit of the annuitant's spouse) must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option. (Please see Spousal Continuation section for more detail regarding annuitant's spouse).
•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant's death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.
•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.
•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.
•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.
•	You cannot elect a manual reset if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).
•	This option may not be permitted in the case of certain non-natural owners.
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Income EnhancementSM Option. If you elect this rider, you can also elect to have your withdrawal percentage increase to 150% of the non-income enhanced withdrawal percentage if either the annuitant (or the annuitant’s spouse if the joint life option is elected) is confined, due to a medical necessity in a hospital or nursing facility. Benefits from this option are not available unless the rider has been in effect for 12 months (the “waiting period”) and confinement must meet the elimination period of 180 days within the last 365 days. The elimination period and waiting period can, but do not need to, run concurrently.
Please note:
•	You cannot elect the Income EnhancementSM Option if the qualifying person or persons is/are already admitted to a hospital or already reside in a nursing facility.
•	Confinement must be prescribed by a physician based on the individual's inability to sustain themselves outside of a hospital or nursing facility due to physical or cognitive ailments.
•	The increase to the withdrawal percentage stops when the qualifying person or persons is/are no longer confined as described above.
•	The hospital and/or nursing facility must meet the criteria listed below to qualify for the benefit.
A Qualifying Hospital must meet the following criteria:
•	It is operated pursuant to the laws of the jurisdiction in which it is located;
•	It is operated primarily for the care and treatment of sick and injured persons on an inpatient basis;
•	It provides 24-hour Nursing Service by or under the supervision of Nurses;
•	It is supervised by a staff of one or more licensed Physicians; and
•	It has medical, surgical and diagnostic facilities or access to such facilities.
A Qualifying Nursing Facility must meet the following criteria:
•	It is operated pursuant to the laws and regulations of the state in which it is located as a skilled nursing facility or Alzheimer's disease/Memory Care facility;
•	It provides room and board accommodations;
•	Will provide 24-hour nursing services, 7 days a week by on-site Nurses on a continuing inpatient basis;
•	It has a planned program of policies and procedures developed with the advice of, and periodically reviewed by, at least one licensed Physician; and
•	It performs and maintains a clinical assessments based on uniform minimum data sets as set forth in Section 1819(b)(3)(A) of the Social Security Act, as amended.
A Qualifying Nursing Facility does not include:
•	Assisted living facilities or residential care facilities;
•	A place primarily for treatment of mental or nervous disorders, drug addiction or alcoholism;
•	A home for the aged, a rest home, community living center or a place that provides domestic, residential, retirement or educational care;
•	Personal care homes, personal care boarding homes, or residential care facilities;
•	A rehabilitation hospital or basic care facilities;
•	Adult foster care facilities, congregate care facilities, family and group living assisted living facilities, domiciliary care homes, independent living apartments, hotels or motels; or
•	Other facilities similar to those described above.
We will require confirmation of confinement in a qualifying hospital or a qualifying nursing facility while benefit payouts are being received. Confirmation of that confinement will be attained and approved by completing our “Income EnhancementSM Election and Proof of Confinement Questionnaire” form. This form requires additional proof of confinement which may be a physician’s statement, a statement from a hospital or nursing facility administrator, or any other information satisfactory to us which may include information from third party or company interviews and/or visits of the facility. If it is determined that the qualifying individual was not confined in an eligible facility as defined above and has received payments under the Income EnhancementSM Option, those payments could be considered an excess withdrawal and have a negative effect on the rider values. If confinement ceases, you may re-qualify by satisfying another 180-day elimination period requirement.
Retirement Income Choice® 1.6 Fees
Retirement Income Choice® 1.6 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups. It will be deducted automatically from your policy value at the end of each rider quarter.
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Your rider fee may increase (or decrease) at the time of any automatic step-up. See Automatic Step-Up section. Your current rider fee will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement. All Rate Sheet Prospectus Supplements are also available on the EDGAR system at www.sec.gov (File Number 33-33085).
In order for the fee disclosed on the applicable Rate Sheet Prospectus Supplement to apply: (1) your application must be signed within the stated time period set forth in the applicable Rate Sheet Prospectus Supplement and (2) your application must be received and your policy must be funded within the stated time periods set forth in the applicable Rate Sheet Prospectus Supplement. Rider fees reflected in a Rate Sheet Prospectus Supplement with an effective period that does not include the date you signed your application will not apply to your policy. You should not purchase this rider without first obtaining the applicable Rate Sheet Prospectus Supplement. You can contact us at www.transamerica.com to receive a Rate Sheet Prospectus Supplement applicable to you.
On an annual basis, in general terms, the base rider fee is the applicable rider fee percentage multiplied by the withdrawal base.
The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
The following example uses these assumed values: Initial Premium = $100,000; Fund Allocations such that Group A = $50,000, Group B = $30,000, and Group C = $20,000; Withdrawal Base = $100,000; Policy Value = $100,000; Investment Group fee percentages of Group A = 1.45%, Group B = 1.10% and Group C = 0.70%; and 91 total days in the rider quarter.
Example 1: Calculation at rider issue for the first quarter fee. The rider fee is:
= 100,000 * [(50,000*0.0145) + (30,000*0.0110) + (20,000*0.0070)] / 100,000 * (91/365)
= 100,000 * (725 + 330 + 140) / 100,000 * (91/365)
= 100,000 * 1,195/100,000 * (91/365)
= 1,195 * (91/365)
= $297.93
A portion of the rider fee will also be assessed upon full surrender of the policy or other termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.
The fee adjustment at rider termination is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:
(A)	is the withdrawal base;
(B)	is the sum of each designated investment group's rider fee percentage multiplied by the applicable designated investment group's value;
(C)	is the total policy value; and
(D)	is the number of (remaining) days in the rider quarter divided by the total number of days in the applicable rider year.
Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. The rider fee percentage will not exceed 0.75% from the current rider fee percentage in effect when you purchased the rider. The current rider fee will be disclosed in a Rate Sheet Prospectus Supplement which may be amended from time to time by us. Please contact your financial intermediary or call our Administrative Office to determine whether the Rate Sheet Prospectus Supplement has been amended. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.
Please note regarding the base rider fee:
•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.
•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).
•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.
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Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1; Subsequent Premium = $10,000, allocated such that Group A = $5,000, Group B = $3,000, and Group C = $2,000; and 30 remaining days in the rider quarter.
Example 2: Calculation of the first quarter rider fee adjustment for a subsequent premium. The fee adjustment is:
= 10,000 * [(5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 10,000 * (30/365)
= 10,000 * (72.50 + 33 + 14) / 10,000 * (30/365)
= 10,000 * 119.50/10,000 * (30/365)
= 119.50 * (30/365)
= $9.82
Total fee assessed at end of first rider quarter (assuming no further fee adjustments):
= 297.93 + 9.82
= $307.75
Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a rider fee adjustment will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee for that quarter. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.
The following example uses these assumed values: All initial values as in Example 1, as well as a subsequent premium payment as in Example 2; Withdrawal Base = $110,000; Policy Value = $90,000; Fund Transfer from Group A = $5,000, into Group B = $3,000, and into Group C = $2,000; and 15 remaining days in the rider quarter.
Example 3: Calculation of the first quarter rider fee adjustment for a fund transfer. The fee adjustment is:
= 110,000 * [(-5,000*0.0145) + (3,000*0.0110) + (2,000*0.0070)] / 90,000 * (15/365)
= 110,000 * (-72.50 + 33 + 14) / 90,000 * (15/365)
= 110,000 * -25.50/90,000 * (15/365)
= -31.17 * (15/365)
= $-1.28
Total fee assessed at end of the first rider quarter (assuming no further rider fee adjustments):
= 307.75 - 1.28
= $306.47
Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit. Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.
We will also deduct a portion of all rider fees, including additional option fees, pro rata upon surrender of the policy or other termination of the rider.
Retirement Income Choice® 1.6 Rider Issue Requirements
We will not issue the Retirement Income Choice® 1.6 rider if:
•	the annuitant is 86 or older (lower if required by state law);
•	the annuitant is not an owner (except in the case of non-natural owners);
•	there are more than two owners; and
•	the joint life option is elected, and the annuitant’s spouse is 86 or older (lower if required by state law) and (1) is not a joint owner along with the annuitant or (2) is not the sole primary beneficiary (and there is no joint owner).
The use of joint life option may not be permitted in the case of certain non-natural owners.
Termination
The Retirement Income Choice® 1.6 rider and any additional options will terminate upon the earliest of the following:
•	the date we receive written notice from you requesting termination of the rider if such notice is received before midnight of the 30th calendar day after you receive the rider;
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•	the date we receive written notice from you requesting termination or manual reset of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;
•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse was eligible to and elected to continue the policy as the surviving spouse);
•	annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);
•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;
•	the date an excess withdrawal reduces your policy value to zero; or
•	termination of your policy.
Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount (this option also guarantees that if the annuitant dies before the sum of all annuity payments equals the policy value, and rider benefit if elected, on the maximum annuity commencement date, the annuitant's beneficiary will receive a final payment equal to the difference). Please contact us for more information concerning your options.
OTHER INFORMATION
State Variations
Oregon. The Retirement Income Choice® 1.6 rider will not terminate upon assignment or ownership changes.
Washington. The Retirement Income Choice® 1.6 designated funds excludes fixed account and does not allow funds to be allocated to the Dollar Cost Averaging fixed account. The Living Benefits Rider fee cannot be deducted from the fixed account.
Ownership
You, as owner of the policy, exercise all rights under the policy. You can generally change the owner at any time by notifying us in writing at our Administrative Office. If we do not have an originating signature or guaranteed signature on file or if the Company suspects fraud, we may require a notarized signature. There may be limitations on your ability to change the ownership of a qualified policy. An ownership change may be a taxable event.
Beneficiary
The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.). The Company will not be liable for any payment made before the written notice is received in our Administrative Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.
Right to Cancel Period
You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 10 days after you receive the policy (for replacements the right cancel period is generally 30 days), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. However, if state law requires, we will refund your original premium payment(s), or surrender value, if greater. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative Office, written notice of cancellation and the returned policy. The policy will then be deemed void.
Assignment
You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be
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effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.
Termination for Low Value
If a withdrawal or fee (including an optional rider fee, administrative fee, or owner transaction fee) reduces your cash value below the minimum specified in your policy, we reserve the right to terminate your policy and send you a full distribution of your remaining cash value. All benefits associated with your annuity policy will be terminated. Federal law may impose restrictions on our right to terminate certain qualified policies. We do not currently anticipate exercising this right if you have certain optional benefits, however, we reserve the right to do so. For all other policies, including policies with certain other optional benefits, we intend to exercise this termination provision.
Sending Forms and Transaction Requests in Good Order
We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the subaccounts affected by the requested transaction; the signatures of all owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner's consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.
“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative Office specified in the Glossary of Terms. We reserve the right to reject electronic transactions that do not meet our requirements.
Regulatory Modifications to Policy
We reserve the right to amend the policy or any riders attached thereto as necessary to comply with specific direction provided by state or federal regulators, through change of law, rule, regulation, bulletin, regulatory directives or agreements.
Certain Offers
From time to time, we have (and we may again) offered you some form of payment or incentive in return for terminating or modifying certain guaranteed benefits.
When we make an offer, we may vary the offer amount, up or down, among the same group of policy owners based on certain criteria such as account value, the difference between account value and any applicable benefit base, investment allocations and the amount and type of withdrawals taken. For example, for guaranteed benefits that have benefit bases that can be reduced on either a pro rata or dollar-for-dollar basis depending on the amount of withdrawals taken, we may consider whether you have taken any withdrawal that has caused a pro rata reduction in your benefit base, as opposed to a dollar-for-dollar reduction. Also, we may increase or decrease offer amounts from offer to offer. In other words, we may make an offer to a group of policy owners based on an offer amount, and, in the future, make another offer based on a higher or lower offer amount to the remaining policy owners in the same group.
If you accept an offer that requires you to terminate a guaranteed benefit and you retain your policy, we will no longer charge you for the benefit, and you will not be eligible for any future offers related to that type of guaranteed benefit, even if such future offer would have included a greater offer amount or different payment or incentive.
We may also make an offer to you to exchange an existing rider for a different rider.
Mixed and Shared Funding
The underlying fund portfolios may serve as investment vehicles for variable life insurance policies, variable annuity policies and retirement plans (“mixed funding”) and shares of the underlying fund portfolios also may be sold to separate accounts of other insurance companies (“shared funding”). While we currently do not foresee any disadvantages to owners and participants arising from either mixed or shared funding, it is possible that the interests of owners of various policies and/or participants in various plans for which the underlying fund portfolios serve as investments might at some time be in conflict. We and each underlying fund portfolio’s Board of Directors intend to monitor events in order to identify any material conflicts and to determine what action, if any, to take.
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Such action could include the sale of underlying fund portfolio shares by one or more of the separate accounts, which could have adverse consequences. Such action could also include a decision that separate funds should be established for variable life and variable annuity separate accounts. In such an event, we would bear the attendant expenses, but owners and plan participants would no longer have the economies of scale resulting from a larger combined fund. Please read the prospectuses for the underlying fund portfolios, which discuss the underlying fund portfolios’ risks regarding mixed and shared funding, as applicable. Please see Voting Rights section below for how shares held by the Company would be voted.
Exchanges and/or Reinstatements
You can generally exchange a nonqualified annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer qualified policies directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there may be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange or transfer another annuity for this one unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange, transfer or otherwise).
You may ask us to reinstate your policy after such an exchange, transfer, withdrawal or surrender and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds distributed to the applicable investment options. The dollar amount will be used to purchase new accumulation units at the then current price. In the event any subaccount previously invested in is closed and we don’t receive additional instructions, funds will be reallocated to the remaining available investment options according to the investment allocation instructions you previously provided. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. Generally for non-qualified annuity reinstatements, unless you return the original company check, if a portion of the prior withdrawal was taxable, we are required to report the taxable amount form the distribution even though the funds have been reinstated. The cost basis will be adjusted accordingly. The taxable amount will be reported on Form 1099-R which you will receive in January of the year following the distribution. Qualified annuity reinstatements may be subject to tax reporting and rollover requirements. We recommend that you consult a tax professional to explain the possible tax consequences of reinstatements.
Voting Rights
To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and/or other individuals that have voting interests in the portfolios. We will send you and/or other individuals requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.
Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.
Abandoned or Unclaimed Property
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity, life and other insurance policies) under various circumstances. In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information and identifying information for owners, insureds, annuitants, beneficiaries and other payees. Such updates should be communicated in a form and manner satisfactory to us.
Legal Proceedings
We, like other life insurance companies, are subject to regulatory and legal proceedings, including class action lawsuits, in the ordinary course of our business. Such legal and regulatory matters include proceedings specific to us and other proceedings generally applicable to business practices in the industry in which we operate. In some lawsuits and regulatory proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation or regulatory proceeding cannot be predicted with certainty, at the present time, we believe that there are no pending or threatened proceedings or lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on our ability to meet our obligations under the policy.
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The Company was the subject of inquiries and remains under audits and market conduct examinations with a focus on the handling of unreported claims and abandoned property. The audits and related examination activity may result in additional payments to beneficiaries, escheatment of funds deemed abandoned, and administrative penalties. The Company previously implemented changes in the procedures for the identification of unreported claims and handling of escheatable property to comply with the terms of regulatory agreements and newly adopted laws and regulations. The Company does not believe that any regulatory actions or agreements that result from these audits and examinations will have a material adverse impact on our ability to meet our obligations.
Cyber Security
Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of our information technology or communications systems may result in a material adverse effect on our results of operations and corporate reputation.
Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance its existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition.
A computer system failure or security breach may disrupt our business, damage our reputation and adversely affect our results of operations, financial condition and cash flows.
We rely heavily on computer and information systems and internet and network connectivity to conduct a large portion of our business operations. This includes the need to securely store, process and transmit confidential information, including personal information, through a number of complex systems. In many cases this also includes transmission and processing to or through commercial customers, business partners and third-party service providers. The introduction of new technologies, computer system failures, cyber-crime attacks or security or privacy breaches may materially disrupt our business operations, damage our reputation, result in regulatory and litigation exposure, investigation and remediation costs, and materially and adversely affect our results of operations, financial condition and cash flows.
The information security risk that we face includes the risk of malicious outside forces using public networks and other methods, including social engineering and the exploitation of targeted offline processes, to attack our systems and information. It also includes inside threats, both malicious and accidental. For example, human error and lack of sufficiently automated processing can result in improper information exposure or use. We also face risk in this area due to its reliance in many cases on third-party systems, all of which may face cyber and information security risks of their own. Third-party administrators or distribution partners used by us or our subsidiaries may not adequately secure their own information systems and networks, or may not adequately keep pace with the dynamic changes in this area. Potential bad actors that target us and our applicable third parties may include, but are not limited to, criminal organizations, foreign government bodies, political factions, and others.
In recent years information security risk has increased sharply due to a number of developments in how information systems are used by companies such as us, but also by society in general. Threats have increased as criminals and other bad actors become more organized and employ more sophisticated techniques. At the same time companies increasingly make information systems and data available through the internet, mobile devices or other network connections to customers, employees and business partners, thereby expanding the attack surface that bad actors can exploit.
Large, global financial institutions such as us have been, and will continue to be subject to information security attacks for the foreseeable future. The nature of these attacks will also continue to be unpredictable, and in many cases may arise from circumstances that are beyond our control. If we fail to adequately invest in defensive infrastructure, technology and processes or to effectively execute against its information security strategy, it may suffer material adverse consequences.
To date the highest impact information security incidents that we have experienced are believed to have been the result of e-mail phishing attacks targeted at our business partners and commercial customers. This in turn led to unauthorized use of valid our website credentials to engage in fraudulent transactions and improper data exfiltration. Additionally, we have also faced other types of attacks, including but not limited to other types of phishing attacks and distributed denial of service (DDoS) attacks. Although to our knowledge these events have thus far not been material in nature, our management believes that significant investment will be required to establish and maintain adequate information security systems that are capable of addressing the possibility of these types
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of attacks, as well as for the possibility of more significant and sophisticated information security attacks, in the future. There is no guarantee that the measures that we take will be sufficient to stop all types of attacks or mitigate all types of information security or privacy risks.
We maintain cyber liability insurance to help decrease the impact of cyber-attacks and information security events, subject to the terms and conditions of the policy, however such insurance may not be sufficient to cover all applicable losses that we may suffer.
A breach of data privacy or security obligations may disrupt our business, damage our reputation and adversely affect financial conditions and results of operations.
Pursuant to applicable laws, various government agencies and independent administrative bodies have established numerous rules protecting the privacy and security of personal information and other confidential information held by us. For example, certain of our businesses are subject to laws and regulations enacted by U.S. federal and state governments, the E.U. or other non-U.S. jurisdictions and/or enacted by various regulatory organizations relating to the privacy and/or security of the information of customers, employees or others. Effective May 25, 2018, the General Data Protection Regulation (GDPR) took effect in the E.U. Compared to the previous directive, the GDPR, among other things, increased compliance obligations, impacted our businesses’ collection, processing and retention of personal data and reporting of data breaches, and provides for significantly increased penalties for non-compliance. The New York Department of Finance Services (NYDFS), pursuant to its cybersecurity regulation, requires financial institutions regulated by the NYDFS, including certain Aegon subsidiaries, to, among other things, satisfy an extensive set of minimum cyber security requirements, including but not limited to governance, management, reporting, policy, technology and control requirements. Numerous other U.S. laws also impose various information security and privacy related obligations with respect to various Aegon subsidiaries operating in the U.S., including but not limited to the Gramm-Leach-Bliley Act and related state laws (GLBA), and the Health Insurance Portability and Accountability Act (HIPAA), among many others. Other legislators and regulators with jurisdiction over our businesses are considering potential enhanced information security risk management and privacy rules and regulations. A number of Aegon’s subsidiaries are also subject to our systems, employees and business partners have access to, and routinely process, the personal information of consumers. We rely on various processes and controls to protect the confidentiality, integrity and availability of personal information and other confidential information that is accessible to, or in the possession of, us, our systems, employees and business partners. It is possible that an employee, business partner or system could, intentionally or unintentionally, inappropriately disclose or misuse personal or confidential information. Our data or data in our possession could also be the subject of an unauthorized cyber intrusion or cybersecurity attack. If we fail to maintain adequate processes and controls or if we or our business partners fail to comply with relevant laws and regulations, policies and procedures, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or other confidential information could occur. Such control inadequacies or non-compliance could cause disrupted operations and misstated or unreliable financial data, materially damage our reputation or lead to increased regulatory scrutiny or civil or criminal penalties or litigation, which, in turn, could have a material adverse effect on our business, financial condition and results of operations. In addition, we analyze personal information and customer data to better manage our business, subject to applicable laws and regulations and other restrictions. It is possible that additional regulatory or other restrictions regarding the use of such techniques may be imposed. Additional privacy and security obligations have been imposed by various governments with jurisdiction over Aegon or its subsidiaries in recent years, and more such obligations are likely to be imposed in the near future. Such restrictions and obligations could have material impacts on our business, financial conditions and/or results of operations.
For a complete description regarding Transamerica’s policies for its websites, including the Privacy Policy and Terms of Use for such websites, please visit: www.transamerica.com/individual/privacy-policy and www.transamerica.com/individual/terms-of-use.
Transamerica Life Insurance Company
Transamerica Life Insurance Company was incorporated under the laws of the State of Iowa on April 19, 1961 as NN Investors Life Insurance Company, Inc. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by Aegon N.V. of The Netherlands, the securities of which are publicly traded. Aegon N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in the District of Columbia, Guam, Puerto Rico, the U.S. Virgin Islands, and all states except New York.
All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.
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Financial Condition of the Company
We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits are not assured and depend upon certain factors discussed below.
Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.
We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.
As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and policy value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments. We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policy owners or to provide the collateral necessary to finance our business operations.
How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the Iowa Department of Insurance as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative Office referenced in this prospectus. In addition, the SAI is available on the SEC's website at www.sec.gov. Our financial strength ratings which reflect the opinions of leading independent rating agencies of our ability to meet our obligations to our policy owners are available on our website (www.transamerica.com/individual/what-we-do/about-us/financial-strength/), and the websites of these nationally recognized statistical ratings organizations – A.M. Best Company (www.ambest.com), Moody’s Investors Service (www.moodys.com), Standard & Poor’s Rating Services (www.standardandpoors.com) and Fitch, Inc. (www.fitchratings.com).
The Separate Account
The Company established a separate account, called Separate Account VA B, under the laws of the State of Iowa on January 19, 1990. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.
The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company's other income, gains or losses.
The assets of the separate account are held in the Company's name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.
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The Underlying Funds
At the time you purchase your policy, you may allocate your premium to subaccounts. These are subdivisions of our separate account, an account that keeps your policy assets separate from our company assets. The subaccounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each underlying fund portfolio has varying degrees of investment risk. Underlying fund portfolios are also subject to separate fees and expenses such as management fees and operating expenses. “Master-feeder” or “fund of funds” invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Read the underlying fund portfolio prospectuses carefully before investing. We do not guarantee the investment results of any underlying fund portfolio. Certain underlying fund portfolios may not be available in all states and in all share classes. Please see “Appendix A - Portfolios Associated with the Subaccounts” for additional information.
Other Transamerica Policies
We offer a variety of fixed and variable annuity policies. They may offer features, including investment options, and have fees and charges, that are different from those in the policy offered by this prospectus. Not every policy we issue is offered through every financial intermediary. Some financial intermediaries may not offer and/or limit the offering of certain features or options, as well as limit the availability of the policies, based on issue age, or other criteria established by the financial intermediary. Upon request, your financial professional can show you information regarding other Transamerica annuity policies that he or she distributes. You can also contact us to find out more about the availability of any of the Transamerica annuity policies.
You should work with your financial professional to decide whether this policy is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.
Distribution of the Policies
Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI may market the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.
We have discontinued new sales of the policies. You may, however, continue to make premium payments to fund your policy pursuant to its terms, and exercise all other rights and options under your policy - such as reallocating your policy value among investment choices, making surrenders and full surrenders, and making changes of ownership of your policy.
Compensation to Broker-Dealers Who Sold the Policies. The policies have been offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay ongoing commissions through TCI to the selling firms for their past sales of the policies.
The selling firms were paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions varies depending on the selling agreement, but the maximum commission is 7.2% of premium payment (additional amounts may be paid as overrides to wholesalers).
To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, the Company and TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are described further below.
The sales representative who sold you the policy may receive a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm's internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may continue to receive in connection with your policy. Also inquire about any ongoing compensation arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.
You should be aware that a selling firm or its sales representatives may have received different compensation or incentives for selling one product over another. In some cases, these differences may have created an incentive for the selling firm or its sales representatives to have recommended or sold this policy to you.
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Special Compensation Paid to Affiliated Firms. We and/or our affiliates may provide paid-in capital to TCI. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.
TCI's registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guarantees.
Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, may continue to pay certain selling firms additional cash amounts in order to receive enhanced marketing services and increased access to their sales representatives. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.
As of 2018, TCI had revenue sharing agreements with more than 70 brokers and other financial intermediaries including, without limitation:
1st Global Capital • Ameriprise Financial Services, Inc. • AXA Advisors LLC • AXA Network • BBVA Compass Investment Solutions, Inc. • Bruderman Brothers, LLC • Cadaret, Grant & Co. • Cambridge Investment Research, Inc. •  CCO Investments •  Centarus Financial, Inc. • Cetera Advisors LLC • Cetera Financial Group Inc. •  CFD Investments, Inc. • Charles Schwab • Citigroup Global Markets, Inc. • Edward D. Jones & Co., L.P.• Financial Data Services, Inc. • Equity Services, Inc. • Fifth Third Securities, Inc. • FSC Securities Corporation •  Geneos Wealth Management, Inc. • HD Investments • Hantz Financial Services, Inc. • Huntington Investment Company • Independent Financial Group • Invest Financial Corporation • Investacorp, Inc. • The Investment Centers • Investment Centers of America, Inc. • James T. Borello & Co. • Janney Montgomery Scott, LLC • J.P. Morgan Securities LLC • Kestra Investment Services • Key Investment Services, Inc. • KMS Financial Services Inc. • LPL Financial, Corp. • M&T Securities • Merrill Lynch, Pierce, Fenner & Smith Inc. • MML Investors Services • Morgan Stanley Smith Barney LLC • Mutual of Omaha Investor Services • National Planning Corporation • Park Avenue Securities, LLC • Parkland Securities, LLC • Pershing LLC • Questar Capital • Raymond James & Associates, Inc. • Raymond James Financial Services, Inc. • RBC Wealth Management • Royal Alliance Associates, Inc. • SagePoint Financial, Inc. • Securian Financial Services, Inc. • Securities America, Inc. • Securities Service Network, Inc. • Sigma Financial • Signator Investors, Inc. • SII Investments, Inc. • SunTrust Investment Services, Inc. • TD Ameritrade •  Transamerica Financial Advisors, Inc. • Triad Advisors, Inc. • UBS Financial Services Inc. • United Planners Financial Services of America • US Bancorp Investments, Inc. • VOYA Financial Advisors, Inc. •  Wells Fargo Advisors, LLC • Woodbury Financial
For the calendar year ended December 31, 2018 TCI paid approximately $33,000,000 to these brokers and other financial intermediaries in connection with revenue sharing arrangements. TCI Expects to have revenue sharing arrangements with a number of brokers and other financial intermediaries in 2019, including some or all of the foregoing brokers and financial intermediaries, among others, on terms similar to those discussed above.
No specific charge is assessed directly to owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.
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TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
Glossary of Terms
The Policy - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Performance
Historical Performance Data
Published Ratings
State Regulation of Transamerica Life Insurance Company
Administration
Records and Reports
Distribution of the Policies
Voting Rights
Other Products
Custody of Assets
Independent Registered Public Accounting Firm
Other Information
Financial Statements
Financial Statements for Merrill Lynch
Appendix - Condensed Financial Information
Appendix - Merrill Lynch Condensed Financial Information
Appendix - Huntington Condensed Financial Information
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APPENDIX
UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS
The following is a list of current underlying fund portfolios available under the policy, which are subject to change as discussed in this prospectus. Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income Choice® 1.2 rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Balanced Wealth Strategy Portfolio - Class B	AB Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: To maximize total return consistent with the Adviser's determination of reasonable risk.
AB Growth and Income Portfolio - Class B	AB Growth and Income Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
AMERICAN FUNDS INSURANCE SERIES® TRUST
American Funds - Asset Allocation FundSM - Class 2	American Funds - Asset Allocation FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds - Bond FundSM - Class 2	American Funds - Bond FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.
American Funds - Growth FundSM - Class 2	American Funds - Growth FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide growth of capital.
American Funds - Growth-Income FundSM - Class 2	American Funds - Growth-Income FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital and income.
American Funds - International FundSM - Class 2	American Funds - International FundSM - Class 2	Capital Research and Management CompanySM
Investment Objective: To achieve long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity ® VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.
Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity ® VIP Contrafund® Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term capital appreciation.
Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity ® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks long-term growth of capital.
Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity ® VIP Value Strategies Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks capital appreciation.
STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.
State Street Total Return V.I.S. Fund - Class 3	State Street Total Return V.I.S. Fund - Class 3	SSGA Funds Management, Inc.
Investment Objective: The highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.
TRANSAMERICA SERIES TRUST*(2)
TA 60/40 Allocation - Service Class	Transamerica 60/40 Allocation VP - Service Class	Transamerica Asset Management, Inc.
Investment Objective: Seeks long-term capital appreciation and current income.
TA Aegon High Yield Bond - Service Class	Transamerica Aegon High Yield Bond VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks a high level of current income by investing in high-yield debt securities.
TA Aegon U.S. Government Securities - Service Class	Transamerica Aegon U.S. Government Securities VP - Service Class	Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide as high a level of total return as is consistent with prudent investment strategies.
TA American Funds Managed Risk - Balanced - Service Class	Transamerica American Funds Managed Risk VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.
TA Barrow Hanley Dividend Focused - Service Class	Transamerica Barrow Hanley Dividend Focused VP - Service Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
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UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA BlackRock Equity Smart Beta 100 - Service Class	Transamerica BlackRock Equity Smart Beta 100 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation.
TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks high total investment return. Total investment return is the combination of capital appreciation and investment income.
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Allocation Managed Risk - Growth - Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.
TA BlackRock Global Real Estate Securities - Service Class(4)	Transamerica BlackRock Global Real Estate Securities VP - Service Class(4)	BlackRock Investment Management, LLC(4)
Investment Objective: Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
TA BlackRock Government Money Market - Service Class(3)(5)	Transamerica BlackRock Government Money Market VP - Service Class(3)(5)	BlackRock Investment Management, LLC(5)
Investment Objective: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.
TA BlackRock Smart Beta 40- Service Class(6)	Transamerica BlackRock Smart Beta 40 VP - Service Class(6)	BlackRock Investment Management, LLC(6)
Investment Objective: Seeks capital appreciation and current income.
TA BlackRock Smart Beta 50 - Service Class	Transamerica BlackRock Smart Beta 50 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation.
TA BlackRock Smart Beta 75 - Service Class	Transamerica BlackRock Smart Beta 75 VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: Seeks long-term capital appreciation and capital preservation as a secondary objective.
TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Greystone International Growth - Service Class	Transamerica Greystone International Growth VP - Service Class	Greystone Managed Investments Inc.
Investment Objective: Seeks capital growth.
TA International Equity Index - Service Class	Transamerica International Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada.
TA Janus Balanced - Service Class	Transamerica Janus Balanced VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
TA Janus Mid-Cap Growth - Service Class	Transamerica Janus Mid-Cap Growth VP - Service Class	Janus Capital Management LLC
Investment Objective: Seeks long-term capital appreciation.
TA Jennison Growth - Service Class	Transamerica Jennison Growth VP - Service Class	Jennison Associates LLC
Investment Objective: Seeks long-term growth of capital.
TA JPMorgan Asset Allocation - Conservative - Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA JPMorgan Asset Allocation - Growth - Service Class	Transamerica JPMorgan Asset Allocation - Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks long-term capital appreciation.
TA JPMorgan Asset Allocation - Moderate - Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation and current income.
TA JPMorgan Asset Allocation - Moderate Growth - Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
84

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks total return, consisting of current income and capital appreciation.
TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks to earn a total return modestly in excess of the total return performance of the S&P 500® (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500®.
TA JPMorgan International Moderate Growth - Service Class	Transamerica JPMorgan International Moderate Growth VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks capital appreciation with current income as a secondary objective.
TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP–Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks growth from capital appreciation.
TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Seeks current income and preservation of capital.
TA Legg Mason Dynamic Allocation - Balanced - Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Legg Mason Dynamic Allocation - Growth - Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and income.
TA Levin Large Cap Value - Service Class	Transamerica Levin Large Cap Value VP - Service Class	Transamerica Asset Management, Inc. & Levin Capital Strategies, L.P.
Investment Objective: Seeks long-term capital appreciation.
TA Madison Diversified Income - Service Class	Transamerica Madison Diversified Income VP - Service Class	Madison Asset Management. LLC
Investment Objective: Seeks high total return through the combination of income and capital appreciation.
TA Managed Risk - Balanced ETF - Service Class	Transamerica Managed Risk - Balanced ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks to balance capital appreciation and income.
TA Managed Risk - Conservative ETF - Service Class	Transamerica Managed Risk - Conservative ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks current income and preservation of capital.
TA Managed Risk - Growth ETF - Service Class	Transamerica Managed Risk - Growth ETF VP - Service Class	Milliman Financial Risk Management LLC
Investment Objective: Seeks capital appreciation as a primary objective and income as a secondary objective.
TA Market Participation Strategy - Service Class	Transamerica Market Participation Strategy VP - Service Class	Quantitative Management Associates LLC
Investment Objective: Seeks capital appreciation.
TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Seeks to maximize long-term growth.
TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and Aegon USA Investment Management, LLC
Investment Objective: Seeks to provide high total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.
TA PIMCO Tactical - Balanced - Service Class	Transamerica PIMCO Tactical–Balanced VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Conservative - Service Class	Transamerica PIMCO Tactical–Conservative VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Tactical - Growth - Service Class	Transamerica PIMCO Tactical–Growth VP–Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks a combination of capital appreciation and income.
TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Seeks aximum total return consistent with preservation of capital and prudent investment management.
85

UNDERLYING FUND PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)
SUBACCOUNT (1)	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TA PineBridge Inflation Opportunities - Service Class	Transamerica PineBridge Inflation Opportunities VP - Service Class	PineBridge Investments LLC
Investment Objective: Seeks maximum real return consistent with preservation of real capital.
TA QS Investors Active Asset Allocation - Conservative - Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP - Service Class	QS Investors, LLC
Investment Objective: Seeks current income and preservation of capital.
TA QS Investors Active Asset Allocation - Moderate - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation and current income.
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP - Service Class	QS Investors, LLC
Investment Objective: Seeks capital appreciation with current income as secondary objective.
TA Small Mid Cap Value - Service Class	Transamerica Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
TA Torray Concentrated Growth - Service Class	Transamerica Torray Concentrated Growth VP – Service Class	Torray, LLC
Investment Objective: Seeks to achieve long-term growth of capital.
TA TS&W International Equity - Service Class	Transamerica TS&W International Equity VP – Service Class	Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks maximum long-term total return, consistent with reasonable risk to principal, by investing in a diversified portfolio of common stocks of primarily non-U.S. issuers.
TA U.S. Equity Index - Service Class	Transamerica U.S. Equity Index VP - Service Class	SSGA Funds Management, Inc.
Investment Objective: Seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index.
TA WMC US Growth - Service Class	Transamerica WMC US Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Seeks to maximize long-term growth.
(1)	Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.
(2)	Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholders that purchased the policy before May 1, 2003.
(3)	There can be no assurance that the Transamerica Aegon Government Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA Aegon Government Money Market - Service Class subaccount may become extremely low and possibly negative.
(4)	Effective November 1, 2018, Transamerica Clarion Global Real Estate Securities VP advised by CBRE Clarion Securities LLC was renamed Transamerica BlackRock Global Real Estate Securities VP and is advised by BlackRock Investment Management, LLC.
(5)	Effective November 1, 2018, Transamerica AEGON Government Money Market VP advised by Aegon USA Investment Management, LLC was renamed Transamerica BlackRock Government Money Market VP and is advised by BlackRock Investment Management, LLC.
(6)	Effective November 1, 2018, Transamerica AB Dynamic Allocation VP advised by AllianceBernstein L.P. was renamed TA BlackRock Smart Beta 40 VP and is advised by BlackRock Investment Management, LLC.
* All underlying fund portfolios in the Transamerica Series Trust are advised by Transamerica Asset Management. The entities listed are the sub-advisers unless otherwise indicated.
Certain subaccounts may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any subaccount at any time. In some cases, a subaccount not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a subaccount, please contact your financial intermediary or our Administrative Office.
86

CLOSED INVESTMENT OPTIONS:
The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to provide capital growth.
JANUS ASPEN SERIES
Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Henderson Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Seeks capital appreciation.
The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST
TA Small/Mid Cap Value - Initial Class	Transamerica Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P. & Thompson, Siegel & Walmsley LLC
Investment Objective: Seeks to maximize total return.
The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco V.I. Value Opportunities Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.
Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Franchise Fund – Series II Shares	Invesco Advisers, Inc.
Investment Objective: Seek capital growth.
AB VARIABLE PRODUCTS SERIES FUND, INC.
AB Large Cap Growth Portfolio – Class B	AB Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S& P 500® Index.
Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks to achieve capital appreciation.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation. Secondary goal is income.
JANUS ASPEN SERIES
Janus Henderson Enterprise Portfolio – Service Shares	Janus Henderson Enterprise Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
Janus Henderson Global Research Portfolio – Service Shares	Janus Henderson Global Research Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.
87

SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
MFS ® VARIABLE INSURANCE TRUST
MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Seek total Return.
Effective open of business on September 17, 2012, the following subaccounts are closed to new investments.
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: To maximize income while maintaining prospects for capital appreciation.
Templeton Foreign VIP Fund - Class 2	Templeton Foreign VIP Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long-term capital growth.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Allocation VIP Fund - Class 4(1)	Franklin Allocation VIP Fund - Class 4(1)	Franklin Templeton Services, LLC
Investment Objective: Seeks capital appreciation. Secondary goal is income.
MFS ® VARIABLE INSURANCE TRUST
MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS ® Investment Management
Investment Objective: Seek capital appreciation.
(1)	Effective May 1, 2019, Franklin Founding Funds Allocation VIP Fund sub-advised by Franklin Templeton Service, LLC will be renamed Franklin Allocation VIP Fund and is still sub-advised by Franklin Templeton Service, LLC.
Effective December 12, 2011, the Invesco V.I. Value Opportunities Fund (Series II) was closed to new investments. Effective on or about August 18, 2017, the Invesco V.I. Value Opportunities Fund (Series II) fund was replaced with Transamerica Barrow Hanley Dividend Focused VP (Initial Class)
SUBACCOUNT	UNDERLYING FUND PORTFOLIO	ADVISOR/SUB-ADVISER
TRANSAMERICA SERIES TRUST – Initial Class
TA Barrow Hanley Dividend Focused - Initial Class	Transamerica Barrow Hanley Dividend Focused VP - Initial Class	Barrow, Hanley, Mewhinney, & Strauss, LLC
Investment Objective: Seeks total return gained from the combination of dividend yield, growth of dividends and capital appreciation.
88

APPENDIX
Designated Investment Options
The table below identifies the Designated Investment Options available for use with the Guaranteed Minimum Death Benefits and our Guaranteed Lifetime Withdrawal Benefits.
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/18
AB Balanced Wealth Strategy Portfolio - Class B	√					A	A
AB Growth and Income Portfolio - Class B							A
American Funds - Asset Allocation FundSM - Class 2	√						A
American Funds - Bond FundSM - Class 2	√	√	√	√	√	C	A
American Funds - Growth FundSM - Class 2							A
American Funds - Growth-Income FundSM - Class 2							A
American Funds - International FundSM - Class 2							A
Fidelity ® VIP Balanced Portfolio - Service Class 2	√						A
Fidelity ® VIP Contrafund® Portfolio - Service Class 2							A
Fidelity ® VIP Mid Cap Portfolio - Service Class 2							A
Fidelity ® VIP Value Strategies Portfolio - Service Class 2							A
State Street Total Return V.I.S. Fund - Class 3	√					A	A
TA 60/40 Allocation - Service Class						A	A
TA Aegon High Yield Bond - Service Class							A
TA Aegon U.S. Government Securities - Service Class	√	√	√	√	√	C	A
TA American Funds Managed Risk - Balanced - Service Class(2)	√	√	√		√	B	A
TA Barrow Hanley Dividend Focused - Service Class							A
TA BlackRock Equity Smart Beta 100 - Service Class	√						A
TA BlackRock Global Allocation - Service Class						A	A
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class(2)	√	√	√		√	B	A
TA BlackRock Global Allocation Managed Risk - Growth - Service Class(2)	√					A	A
TA BlackRock Global Real Estate Securities - Service Class							A
TA BlackRock Government Money Market - Service Class	√	√	√	√	√	C	A
TA BlackRock Smart Beta 40- Service Class	√	√	√		√	C	A
TA BlackRock Smart Beta 50 - Service Class	√					B	A
TA BlackRock Smart Beta 75 - Service Class	√					A	A
TA BlackRock Tactical Allocation - Service Class(2)						B	A
TA Greystone International Growth - Service Class							A
TA International Equity Index - Service Class	√						A
TA Janus Balanced - Service Class						A	A
TA Janus Mid-Cap Growth - Service Class							A
TA Jennison Growth - Service Class							A
TA JPMorgan Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	C	A
89

Designated Investment Options — (Continued)
	Double Enhanced Death Benefit(1)	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Max® Rider	Retirement Income Choice® 1.6 Rider	Retirement Income Choice® 1.6 Rider
Subaccounts		Before 12/12/11	12/12/11 to 11/9/14	11/10/14 to 1/31/18	Post 2/1/18	Before 2/28/19	Post 3/1/18
TA JPMorgan Asset Allocation - Growth - Service Class							A
TA JPMorgan Asset Allocation - Moderate - Service Class(2)	√	√	√		√	B	A
TA JPMorgan Asset Allocation - Moderate Growth - Service Class(2)	√					A	A
TA JPMorgan Core Bond - Service Class		√	√	√	√	C	A
TA JPMorgan Enhanced Index - Service Class							A
TA JPMorgan International Moderate Growth - Service Class(2)	√					A	A
TA JPMorgan Mid Cap Value - Service Class							A
TA JPMorgan Tactical Allocation - Service Class		√	√	√	√	C	A
TA Legg Mason Dynamic Allocation - Balanced - Service Class(2)		√	√	√	√	B	A
TA Legg Mason Dynamic Allocation - Growth - Service Class(2)						A	A
TA Levin Large Cap Value - Service Class							A
TA Madison Diversified Income - Service Class		√	√	√	√	B	A
TA Managed Risk - Balanced ETF - Service Class(2)	√	√	√	√	√	B	A
TA Managed Risk - Conservative ETF - Service Class(2)	√	√	√	√	√	C	A
TA Managed Risk - Growth ETF - Service Class(2)	√					A	A
TA Market Participation Strategy - Service Class		√	√				A
TA Morgan Stanley Capital Growth - Service Class							A
TA Multi-Managed Balanced - Service Class	√					A	A
TA PIMCO Tactical - Balanced - Service Class(2)		√	√			B	A
TA PIMCO Tactical - Conservative - Service Class(2)		√	√	√	√	C	A
TA PIMCO Tactical - Growth - Service Class(2)						A	A
TA PIMCO Total Return - Service Class	√	√	√	√	√	C	A
TA PineBridge Inflation Opportunities - Service Class		√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Conservative - Service Class(2)	√	√	√	√	√	C	A
TA QS Investors Active Asset Allocation - Moderate - Service Class(2)		√	√	√	√	B	A
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class(2)						A	A
TA Small Mid Cap Value - Service Class							A
TA T. Rowe Price Small Cap - Service Class							A
TA Torray Concentrated Growth - Service Class							A
TA TS&W International Equity - Service Class							A
TA U.S. Equity Index - Service Class	√						A
TA WMC US Growth - Service Class							A
Fixed Account	√	√	√	√	√	C	A
(1)	The Double Enhanced Death Benefit is no longer available on new policies.
(2)	This subaccount invests in an underlying fund that utilized a volatility management strategy as part of its investment objective and/or principal
90

Designated Investment Options — (Continued)
investment strategy. See “Investment Restrictions” earlier in the prospectus for information on how volatility management strategies may impact your policy value in certain optional riders.
Certain designated investment options may not be available in all states, at all times or through all financial intermediaries. We may discontinue offering any designated investment option at any time. In some cases, a designated investment option not available through a financial intermediary may be obtained by contacting us directly. For more information on the options available for electing a designated investment option, please contact your financial intermediary or our Administrative Office.
91

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (including any applicable fund facilitation fees) available on December 31, 2018. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:
Calling:	(800) 525-6205
Writing:	Transamerica Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499

Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293
92

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524
93

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078
94

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	$2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204	1,671,542.783 1,772,033.034 1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	$2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396	439,246.743 481,731.268 514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	$2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615	1,678,778.834 2,134,059.039 2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	$1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848	384,558.251 465,166.451 513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	$2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352	62,874.500 70,742.073 92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	$1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468	536,153.5891 612,457.752 702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760
96

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	$3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781	1,085,667.054 1,236,689.739 1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	$2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361	489,522.248 554,666.708 607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	$1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723	374,075.221 412,892.145 415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	$1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489	249,929.782 285,003.857 305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	85,906.047 88,658.993 92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	$2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736	336,149.524 373,385.206 389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390
97

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	$1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573	653,306.935 739,363.445 818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	$2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661	78,316.335 88,847.034 94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	$2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385	76,382.400 91,660.908 97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	$1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963	364,163.541 378,347.662 391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	$0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876	288,395.322 402,711.085 426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	$2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913	1,031,301.526 1,210,407.247 1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506
98

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	$1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088	1,296,821.565 1,538,256.910 1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287	$1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	$2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776	4,099,645.637 5,028,205.481 5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	$2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147	393,192.133 434,853.051 519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	$0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790	1,474,994.990 2,892,873.294 2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	$1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302	291,531.989 310,821.044 269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737
99

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,278,363.420 1,459,293.106 1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	$1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102	1,540,077.621 1,464,878.620 1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	$1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670	1,773,561.115 2,152,080.308 2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	$2.290927 $2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015	2,543,731.521 2,968,893.523 3,167,339.602 3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	$1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624	2,695,450.697 3,367,779.579 3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304	$2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469	3,402,545.931 3,769,487.294 4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009
100

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	$2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468	4,671,685.127 5,409,249.519 6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	$1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335	3,780,614.345 4,589,850.853 5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	$2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633	1,730,762.140 2,367,423.205 2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	204,557.298 418,964.212 410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	388,045.289 420,042.184 445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	612,136.844 707,384.081 811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516
101

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	307,240.747 49,170.544 172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	239,406.204 413,067.251 420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	$3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218	1,433,839.998 1,640,242.459 1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	$2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058	2,215,688.871 2,443,220.775 2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	$1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905	1,400,894.476 1,987,422.116 2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595	$3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857	2,150,622.004 2,394,005.796 2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171
102

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	$3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922	1,021,992.105 1,217,779.903 1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	$2.499553 $2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576	1,625,601.108 2,126,342.282 2,555,543.460 2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	$1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254	937,701.184 1,054,504.845 1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	$2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353	3,260,278.574 3,966,939.561 4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2019, Franklin Templeton Founding Funds Allocation VIP Fund was renamed Franklin Allocation VIP Fund..
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(7)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.
103

APPENDIX
POLICY VARIATIONS
The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.
Approximate First Issue Date
Policy Form Number	AV201 101 65 189	January 1991
	AV254 101 87 196	June 1996
	AV320 101 99 197	May 1997
	AV376 101 106 1197	May 1998
	AV432 101 114 199	May 2000
	AV494 101 124 100	May 2000
	AV620 101 137 101	May 2001
	AV720 101 148 102	May 2002
	AV920 101 168 603	November 2003
Policy Endorsement Form Number	AE830 292	May 1992
	AE847 394	June 1994
	AE871 295	May 1995
	AE909 496	June 1996
	AE890 196	June 1996
	AE945 197	May 1997

Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Guaranteed Minimum Death Benefit Option(s)	Total premiums paid, less any partial surrenders and any surrender charges made before death, accumulated at 4% to the date we receive due proof of death or the policy value on the date we receive due proof of death, which ever is greater.	5% Annually Compounding	A. 5% Annually Compounding B. Annual Step-Up Option A is only available if owner and annuitant are both under age 75.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greater of:
1) the policy value on the date we receive due proof of death, or
	2) the total premiums paid for this policy, less any partial surrenders and any surrender charges made before death, accumulated at 4% interest per annum to the date we receive due proof of death	Greater of: 1) policy value or 2) 5% Annually Compounding Death Benefit	Greater of: 1) policy value or 2) guaranteed minimum death benefit
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	1.40%	1.40%
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	No	No
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.	1 and 3 year guaranteed periods available.
104

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Number: AV201 101 65 189	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE830 292 AE847 394	Landmark 96 & Prior Form Numbers: AV201 101 65 189 AE847 394 AE871 295
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	N/A	N/A	N/A
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	N/A	Yes	Yes
Asset Rebalancing	N/A	Yes	Yes
Dollar Cost Averaging Fixed Account Option	N/A	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	N/A	Yes - Endorsement AE 847 394	Yes - Endorsement AE 847 394
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding B. Annual Step-Up C. Return or Premium Option A is only available if owner and annuitant are both under age 75.	A. 5% Annually Compounding
B. Annual Step-Up
C. Return of Premium
Option A is only available if owner and annuitant are both under age 75. Option B is only available if owner and annuitant are under age 81.	A. 5% Annually Compounding
B. Double Enhanced
C. Return of Premium
Option A is only available if owner and annuitant are both under Age 75. Option B is only available if owner and annuitant are both under age 81.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
Death Proceeds	Greatest of (a) annuity purchase value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.40% for Step-up • 1.40% for Compounding	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55%for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)	• 1.40% for Return of Premium (Years 1-7)
• 1.25% for Return of Premium (Years 8+)
• 1.55% for Compounding (Years 1-7)
• 1.40% for Compounding (Years 8+)
• 1.55% for Annual Step-up (Years 1-7)
• 1.40% for Annual Step Up (Years 8+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	No	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
105

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 96 & Prior Form Numbers: AV254 101 87 196 AE909 496 AE 890 196	Landmark 97 Form Numbers: AV320 101 99 197 AE945 197	Landmark 98 Form Numbers: AV376 101 106 1197 AE 945 197
Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $35 + $49,999.99 = $0	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	Applicable	Applicable
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Not Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes - Endorsement AE 890 196	Yes - Endorsement AE 945 197	Yes - Endorsement AE 945 197
Unemployment Waiver	N/A	N/A	N/A
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Guaranteed Minimum Death Benefit Option(s)	A. 5% Annually Compounding
B. Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
C. Return of Premium
D. Monthly Step-Up through age 80
Option A is only available if owner and annuitant are both under age 75. Option B and D are only available if owner and annuitant are both under age 81.	A. Double Enhanced Death Benefit - Greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit - greater of (1) 6% Annually Compounding through age 80 or (2) monthly step-up through age 80
B. Return of Premium Death Benefit
Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.
Double Enhanced Death Benefit Designated Funds	N/A	N/A	N/A
106

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• 1.40% for Return of Premium • 1.55% for Compounding • 1.55% for Annual Step-up • 1.55% for Double Enhanced	• 1.25% for Return of Premium • 1.50% for Double Enhanced	• B-Share: 1.30% for Return of Premium
• 1.55% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.05% for Double Enhanced (Years 1-4)
• 1.55% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25% for Individual Annuity and 1.55% for Group Policy	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	No	No
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options. (Group Policy AV432 101 114 199 $0-$2000 = 2% or if policy value is over $2001 = $40)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Not Available	Not Available	Available
Optional Riders	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
• Group Policy AV432 101 114 199 options - Income SelectSM for Life, Living Benefits Rider 2005, Guaranteed Minimum Income Benefit RGMI 4 499.	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• Family Income Protector
• Managed Annuity Program
• Managed Annuity Program II
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	Yes - Endorsements for Group Policy AV432 101 114 199 - AE 1073 199, AE 1075 199, or AE 1076 199	No	No
Excess Interest Adjustment	Yes	Yes	Yes
107

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2000 Form Numbers: AV432 101 114 199 CRT AV494 101 124 100 and RGMI 1 798	Landmark 2001 Form Numbers: AV620 101 137 101 and RGMI 1 798	Landmark 2002 Form Numbers: AV720 101 148 102 RGMI 1 798
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - One per year.	Yes - One per year.

Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Guaranteed Minimum Death Benefit Option(s)	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 6 0203) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 80 or younger. Option C is available if owner and annuitant are age 90 or younger.	A. Double Enhanced Death Benefit (RGMD 15 0108) - greater of (1) 6% Annually Compounding through age 80 or (2) Monthly Step-Up through age 80
B. Annual Step Up Death Benefit (RGMD 5 0103)
C. Return of Premium Death Benefit (RGMD 8 0603)
Option A and B are available if owner and annuitant are age 75 or younger.
For riders issued on or after December 12, 2011. Option C is available is owner and annuitant are age 86 or younger.
For riders issued prior to December 12, 2011. Option C is available if owner and annuitant are age 90 or younger.
108

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Double Enhanced Death Benefit Designated Funds
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.	N/A	N/A	• AB Balanced Wealth Strategy Portfolio - Class B
• American Funds - Asset Allocation FundSM - Class 2
• American Funds - Bond FundSM - Class 2
• Fidelity® VIP Balanced Portfolio - Service Class 2
• Franklin Allocation VIP Fund - Class 4
• State Street Total Return V.I.S. Fund - Class 3
• TA BlackRock Smart Beta 40- Service Class
• TA BlackRock Government Money Market - Service Class
• TA Aegon U.S. Government Securities - Service Class
• TA American Funds Managed Risk - Balanced - Service Class
• TA BlackRock Equity Smart Beta 100 - Service Class
• TA BlackRock Smart Beta 50 - Service Class
• TA BlackRock Smart Beta 75 - Service Class
• TA International Equity Index - Service Class
• TA JPMorgan Asset Allocation - Conservative - Service Class
• TA JPMorgan Asset Allocation - Moderate Growth - Service Class
• TA JPMorgan Asset Allocation - Moderate - Service Class
• TA JPMorgan International Moderate Growth - Service Class
• TA Managed Risk - Balanced ETF - Service Class
• TA Managed Risk - Conservative ETF - Service Class
• TA Managed Risk - Growth ETF - Service Class
• TA Multi-Managed Balanced - Service Class
• TA PIMCO Total Return - Service Class
• TA QS Investors Active Asset Allocation - Conservative - Service Class
• TA U.S. Equity Index - Service Class
Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.
109

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.80% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.30% for Double Enhanced (Years 1-4)
• 1.80% for Double Enhanced (Years 5+)	• B-Share: 1.30% for Return of Premium
• 1.50% for Annual Step Up
• 1.95% for Double Enhanced
• L-Share (Optional Liquidity Rider): 1.80% for Return of Premium (Years 1-4)
• 1.30% for Return or Premium (Years 5+)
• 2.00% for Annual Step Up (Years 1-4)
• 1.50% for Annual Step-Up (Years 5+)
• 2.45% for Double Enhanced (Years 1-4)
• 1.95% for Double Enhanced (Years 5+)
Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes - 1.25%	Yes - 1.25%	Yes - 1.25%
Fund Facilitation Fee	No	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.	Yes -
• 0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.
• 0.20% if you choose AB Balanced Wealth Strategy Portfolio or State Street Total Return V.I.S. Fund.
• 0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund, TA International Equity Index or TA U.S. Equity Index.
Guaranteed Period Options (available in the fixed account)	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.	1, 3, 5, and 7 year guaranteed periods available.
Annual Contract Charge (Service Charge)	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.	If policy value is:
 $0-$1,750 = 2%
 $1,751-$49,999.99 = $35
 + $49,999.99 = $0
Assessed either on a policy anniversary or on surrender. The service charge is deducted pro-rata from the investment options.
Distribution Financing Charge	N/A	N/A	N/A
Liquidity (L-Share) Optional Rider	Available	Available	Available
110

POLICY VARIATIONS — (Continued)
Product Feature	Landmark 2002 - Revised Form Number: AV720 101 148 102	Landmark 2003 Form Number: AV920 101 168 603	Landmark 2008 Form Number: AV920 101 168 603
Optional Riders	• Managed Annuity Program
• 5 for LifeSM 2005
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer
• Taxpayer Plus 2
• Taxpayer 2003	• 5 for Life 2005SM
• 5 for LifeSM with Growth
• 5 for LifeSM Growth with Death Benefit
• Income SelectSM for Life
• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Max®
• Living Benefits Rider 2003
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer 2003	• Retirement Income Choice®
• Retirement Income Choice® 2008 (with Double Withdrawal Base Benefit)
• Retirement Income Choice® 1.2
• Retirement Income Choice® 1.4
• Retirement Income Choice® 1.6
• Income LinkSM
• Retirement Income MaxSM
• Living Benefits Rider 2005
• Taxpayer Plus 2
• Taxpayer 2003
Premium EnhancementSM	No	No	No
Excess Interest Adjustment	Yes	Yes	Yes
Asset Rebalancing	Yes	Yes	Yes
Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes
Nursing Care and Terminal Condition Withdrawal Option	Yes	Yes	Yes
Unemployment Waiver	Yes	Yes	Yes
Surrender Charge Free Amount Limited to a Certain Number of Withdrawals	Yes - One per year.	Yes - We reserve the right to limit to one per year.	Yes - We reserve the right to limit to one per year.
111

APPENDIX
Excess Interest Adjustment Examples
Surrenders (full and partial), transfers, death benefits and amounts applied to an annuity option, from a guaranteed period option of the fixed account before the end of its guaranteed period (the number of years you specified the money would remain in the guaranteed period option) may be subject to an excess interest adjustment (“EIA”). At the time you request a surrender, if the guaranteed interest rate set by the Company has risen since the date of the initial guarantee, the excess interest adjustment will result in a lower cash value. However, if the guaranteed interest rate set by us has fallen since the date of the initial guarantee, the excess interest adjustment will result in a higher cash value.
Excess interest adjustments will not reduce the adjusted policy value for a guaranteed period option below the premium payments and transfers to that guaranteed period option, less any prior partial surrenders and transfers from the guaranteed period option, plus interest at the policy's minimum guaranteed effective annual interest rate. This is referred to as the excess interest adjustment floor.
The formula that will be used to determine the excess interest adjustment is:
S* (G-C)* (M/12)
S	=	Gross amount being surrendered that is subject to the excess interest adjustment
G	=	Guaranteed interest rate in effect for the policy
M	=	Number of months remaining in the current option period, rounded up to the next higher whole number of months.
C	=	Current guaranteed interest rate then being offered on new premiums for the next longer option period than “M”. If this policy form or such an option period is no longer offered, “C” will be the U.S. Treasury rate for the next longer maturity (in whole years) than “M” on the 25th day of the previous calendar month, plus up to 2% (the amount of the “adjustment” will be based on an actuarial risk based analysis considering a number of financial criteria including the prevailing interest rate environment).
*	=	multiplication
The following examples are for illustrative purposes only and are calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal. In the following examples ^ denotes exponentiation. Please note the exponentiation represents the compounding of the interest rate.
112

Excess Interest Adjustment Examples — (Continued)
Example 1 (Full Surrender, rates increase by 3%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 8.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S*(G-C)*(M/12) where:	G = .055 C = .085 M = 42 = 50,000.00 * (0.055 * 0.085) * (42/12)
= -5,250.00, but excess interest adjustment cannot cause the adjusted policy value to fall below the excess interest adjustment floor, so the adjustment is limited to 51,129.21 - 54,181.21 = -3,052.00
Adjusted policy value = policy value + excess interest adjustment	= 54,181.21 + (-3,052.00) = 51,129.21
Upon full surrender of the policy, the net surrender value (adjusted policy value less any surrender charge) will never be less than that required by the non-forfeiture laws of your state.
Example 2 (Full Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current Rate = 4.5% per annum
Guaranteed minimum interest rate = 1.50%
Surrender in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Amount subject to excess interest adjustment	= 54,181.21 – 4,181.21 = 50,000.00
Excess interest adjustment floor	= 50,000.00 * (1.015) ^ 1.5 = 51,129.21
Excess interest adjustment S* (G-C)* (M/12) where:	G = .055 C = .045 M = 42 = 50,000.00 * (.055-.045) * (42/12) = 1,750.00
Adjusted policy value	= 54,181.21 + 1,750.00 = 55,931.21
Upon full surrender of the policy, the net surrender value will never by less than that required by the non-forfeiture laws of your state. For the purpose of these illustrations no surrender charges are assumed.
113

Excess Interest Adjustment Examples — (Continued)
On a withdrawal, the Company will pay the policyholder the full amount of surrender requested (as long as the policy value is sufficient). Amounts surrendered will reduce the policy value by an amount equal to:
R - E + SC
R	=	the requested withdrawal;
E	=	the excess interest adjustment; and
SC	=	the surrender charges on (EPW - E): where
EPW	=	the excess partial withdrawal amount.
Example 3 (Withdrawal, rates increase by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 6.5% per annum
Withdrawal of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .065 M = 42 = 15,818.79 * (.055 - .065) * (42/12) = -553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 - (-553.66) + 0.00) = 33,627.55
Example 4 (Partial Surrender, rates decrease by 1%):
Assumptions:
Single premium payment = $50,000
Guarantee period = 5 Years
Guarantee rate = 5.5% per annum
Current rate = 4.5% per annum
Partial Surrender of $20,000 in the middle of policy year 2
Summary:
Policy value at middle of policy year 2	= 50,000.00 * (1.055) ^ 1.5 = 54,181.21
Cumulative earnings	= 54,181.21 – 50,000.00 = 4,181.21
Amount free of excess interest adjustment	= 4,181.21
Excess interest adjustment S*(G-C)*(M/12) where:	S = 20,000 – 4,181.21 = 15,818.79 G = .055 C = .045 M = 42 = 15,818.79 * (.055 - .045)* (42/12) = 553.66
Remaining policy value at middle of policy year 2	= 54,181.21 - (R - E + surrender charge) = 54,181.21 - (20,000.00 – 553.66 + 0.00) = 34,734.87
114

APPENDIX
Death Benefit
Adjusted Withdrawals. If you take a withdrawal, then your guaranteed minimum death benefit is reduced by an amount called the adjusted withdrawal. The amount of the reduction depends on the relationship between your death proceeds and policy value. The adjusted withdrawal is equal to the gross withdrawal multiplied by the death proceeds immediately prior to the withdrawal divided by the policy value immediately prior to the withdrawal. The formula is AW = GW x (DP/PV) where:
AW = adjusted withdrawal
GW= gross withdrawal
DP = death proceeds prior to the withdrawal = greatest of (PV, CV, or GMDB)
PV = policy value prior to the withdrawal
GMDB = guaranteed minimum death benefit prior to the withdrawal
CV = cash value prior to the withdrawal
The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.
Example 1: Death Proceeds Greater than Policy Value
Assumptions:
GMDB = $75,000
PV = $50,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$50,000) = $23,241
Summary:
Reduction in guaranteed minimum death benefit	=$23,241
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$51,759
New policy value (after withdrawal)	=$34,506
The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value immediately prior to the withdrawal.
Example 2: Death Proceeds Equal to Policy Value
Assumptions:
GMDB = $50,000
PV = $75,000
DP = $75,000
GW = $15,494
AW = $15,494 x ($75,000/$75,000) = $15,494
Summary:
Reduction in guaranteed minimum death benefit	=$15,494
Reduction in policy value	=$15,494
New guaranteed minimum death benefit amount	=$34,506
New policy value (after withdrawal)	=$59,506
The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was greater than the guaranteed minimum death benefit immediately prior to the withdrawal.
These examples are for illustrative purposes only. The purpose of these illustrations is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
115

Death Benefit — (Continued)
Hypothetical Example
In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals. The difference between the two “Policy Value” columns is the fee for the guaranteed minimum death benefit.
End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$ 94,850	$ 94,700	$100,000	$ 94,500	$100,000
2	18%	$110,832	$110,515	$100,000	$110,093	$110,093
3	15%	$126,182	$125,655	$100,000	$124,955	$124,955
4	-7%	$115,899	$115,226	$100,000	$114,334	$124,955
5	2%	$116,884	$116,033	$100,000	$114,905	$124,955
6	10%	$127,228	$126,127	$100,000	$124,672	$124,955
7	14%	$143,577	$142,146	$100,000	$140,257	$140,257
8	-3%	$137,618	$136,033	$100,000	$133,945	$140,257
9	17%	$159,431	$157,391	$100,000	$154,706	$154,706
10	6%	$167,163	$164,788	$100,000	$161,668	$161,668
*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of hypothetical base policy fees and hypothetical death benefit fees. For purposes of this example we assumed a Mortality and Expense Risk Fee and Administrative Charge of 1.15% for Policy Value, 1.30% for Return of Premium and 1.50% for Annual Step-Up. Different hypothetical returns and fees would produce different results.
116

APPENDIX
ADDITIONAL DEATH DISTRIBUTIONSM RIDER
The following example illustrates the Additional Death DistributionSM additional death benefit payable by this rider as well as the effect of a withdrawal on the Additional Death DistributionSM benefit amount. The annuitant is less than age 71 on the Rider Date.
Example 1
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $25,000
Gross withdrawals after the rider date = $30,000
Policy value on date of surrender = $150,000
Summary:
Rider earnings on date of surrender (policy value on date of surrender – policy value on rider date – premiums paid after rider date + surrenders since rider date that exceeded rider earnings = $150,000 - $100,000 - $25,000 + 0):	$ 25,000
Amount of surrender that exceeds rider earnings ($30,000 - $25,000):	$ 5,000
Base policy death benefit (assumed) on the date of death benefit calculation:	$200,000
Policy value on the date of death benefit calculations:	$175,000
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $175,000 - $100,000 - $25,000 + $5,000):	$ 55,000
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $55,000):	$ 22,000
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$222,000
Example 2
Assumptions:
Policy value on the rider date = $100,000
Premiums paid after the rider date before surrender = $0
Gross withdrawals after the rider date = $0
Base policy death benefit (assumed) on the date of death benefit calculation = $100,000
Policy value on the date of death benefit calculations = $75,000
Summary:
Rider earnings (= policy value on date of death benefit calculations – policy value on rider date – premiums since rider date + surrenders since rider date that exceeded rider earnings = $75,000 - $100,000 - $0 + $0):	$ 0
Additional death benefit amount (= additional death benefit factor * rider earnings = 40%* $0):	$ 0
Total death benefit paid (= base policy death benefit plus additional death benefit amount):	$100,000
117

APPENDIX
ADDITIONAL DEATH DISTRIBUTION+SM RIDER
Assume the Additional Death Distribution+SM rider is added to a new policy opened with $100,000 initial premium payment. The annuitant is less than age 71 on the rider date. On the first and second rider anniversaries, the policy value is $110,000 and $95,000 respectively when the rider fees are deducted. The annuitant adds a $25,000 premium payment in the 3rd rider year when the policy value is equal to $115,000 and then takes a withdrawal of $35,000 during the 4th rider year when the policy value is equal to $145,000. After 5 years, the policy value is equal to $130,000 and the death proceeds are equal to $145,000.
Example 1
Assumptions:
Account value on rider date (equals initial policy value since new policy) = $100,000
Additional death benefit during first rider year = $0
Rider fee on first rider anniversary (= rider fee * policy value = 0.55% * $110,000) = $605
Additional death benefit during 2nd rider year (= sum of total rider fees paid) = $605
Summary:
Rider fee on second rider anniversary (= rider fee * policy value = 0.55% * $95,000)	$ 522.50
Additional death benefit during 3rd rider year (= sum of total rider fees paid = $605 + $522.50)	$ 1,127.50
Rider benefit base in 3rd rider year prior to premium addition (= account value less premiums added since rider date = $115,000 – $0)	$115,000.00
Rider benefit base in 3rd rider year after premium addition (= $140,000 - $25,000)	$115,000.00
Rider benefit base in 4th rider year prior to withdrawal (= account value less premiums added since rider date = $145,000 - $25,000)	$120,000.00
Rider benefit base in 4th rider year after withdrawal = (account value less premiums added since rider date =$110,000 - $25,000)	$ 85,000.00
Rider benefit base in 5th rider year (= $130,000 - $25,000)	$105,000.00
Additional death benefit = rider benefit percentage * rider benefit base = 30% * $105,000	$ 31,500.00
Total death proceeds in 5th rider year (= base policy death proceeds + additional death benefit amount = $145,000 + $31,500)	$176,500.00
118

APPENDIX
LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS
The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.
GUARANTEED MINIMUM ACCUMULATION BENEFIT
Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:
1)	the gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount of gross partial withdrawal;
B	is the policy value immediately prior to the gross partial withdrawal; and
C	is the guaranteed future value immediately prior to the gross partial withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.
Example 1:
Assumptions:
Policy value prior to withdrawal (“PV”) = $90,000
Guaranteed future value prior to withdrawal (“GFV”) = $100,000
Gross withdrawal amount (“WD”) = $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $90,000) * $100,000 = $11,111.11
Step Two.  Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?
$11,111.11 pro rata amount
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $11,111.11 = $88,888.89
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.
Example 2:
Assumptions:
PV = $120,000
GFV= $100,000
WD= $10,000
Step One.  What is the pro rata value of the amount withdrawn?
1.	Formula is (WD / PV) * GFV = pro rata amount
2.	($10,000 / $120,000) * $100,000 = $8,333.33
Step Two.  Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?
$10,000 withdrawal
Step Three.  After the withdrawal is taken, what will be new guaranteed future value?
$100,000 - $10,000 = $90,000
Result.   If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Total Withdrawal Base.  Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
119

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the total withdrawal base prior to the withdrawal of the excess amount.
Minimum Remaining Withdrawal Amount.  Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Minimum remaining withdrawal amount (“MRWA”)
2.	Total withdrawal base (“TWB”)
3.	Maximum annual withdrawal amount (“MAWA”)
Example 1 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $7,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)
2.	$100,000 - $7,000 = $93,000.
Result.  In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.
Example 2 (7% “principal back”):
Assumptions:
TWB = $100,000
MRWA = $100,000
7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)
WD = $8,000
EWD = $1,000 ($8,000 - $7,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
120

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $8,000 - $7,000 = $1,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)
2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?
$1,120.48 pro rata amount
Step Four.  What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48
2.	$100,000 - $8,120.48 = $91,879.52
Result.  The “principal back” minimum remaining withdrawal amount is $91,879.52.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).
New “principal back” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments
2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82
Step Three.  Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?
$1,204.82 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $1,204.82 = $98,795.18
Result.   The new “principal back” total withdrawal base is $98,795.18
New “principal back” maximum annual withdrawal amount:
Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “principal back” maximum annual withdrawal amount?
$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66
Result.  Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.
Example 3 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $5,000
Excess withdrawal (“EWD”) = None
PV = $100,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?
No.  There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.
121

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
Step Two.  What is the minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).
2.	$100,000 - $5,000 = $95,000.
Result.  In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.
Example 4 (5% “for life”):
Assumptions:
TWB = $100,000
MRWA = $100,000
5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)
WD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
You = Owner and Annuitant (Age 60)
Step One.  Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?
Yes.  $7,000 - $5,000 = $2,000 (the excess withdrawal amount)
Step Two.  Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)
2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?
$2,235.29 pro rata amount
Step Four.  What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?
1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29
2.	$100,000 - $7,235.29 = $92,764.71
Result.   The “for life” minimum remaining withdrawal amount is $92,764.71.
NOTE.  For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).
New “for life” total withdrawal base:
Step One.  The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.
Step Two.  Calculate how much the total withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three.  Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four.  What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result.   The new “for life” total withdrawal base is $97,647.06
122

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)
New “for life” maximum annual withdrawal amount:
Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.
Step One.  What is the new “for life” maximum annual withdrawal amount?
$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35
Result.  Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.
123

APPENDIX
PAM METHOD TRANSFERS
To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model. For further clarification on how PAM works, see Portfolio Allocation Method in the body of the prospectus.
The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation and threshold amounts, transfers into or out of the PAM Subaccount may occur. The formula is:
Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))
Where:
e = Base of the Natural Logarithm
NormDist = Cumulative Standard Normal Distribution
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:
d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
Where:
ln = Natural Logarithm Function
G = Guarantee Ratio
R = Rate
F = Fees
V = Volatility
T = Time
After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount may occur based on the transfer threshold amounts.
Following is a brief discussion of the values used in the formula.
♦	The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.
♦	The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.
♦	The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.
♦	The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.
♦	The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.
♦	The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.
♦	The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.
♦	The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.
♦	The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.
♦	The FIXED ACCOUNT TRANSFER THRESHOLD (FATT) is the percentage that the Guarantee Ratio must be below before any of the policy value can be transferred to the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
124

PAM METHOD TRANSFERS — (Continued)
♦	The SEPARATE ACCOUNT TRANSFER THRESHOLD (SATT) is the percentage that the Guarantee Ratio must exceed before any of the policy value can be transferred from the PAM Subaccount. This threshold is set to a fixed percentage at rider issue and is then recalculated after each PAM Subaccount transfer.
Example:
Day 1: Policy Value Declines by 10%
For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:
Guarantee Ratio = 90%
Rate = 4.5%
Volatility = 10%
Fees = 3%
Time = 20
FATT = 95
SATT = 105%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.90)+(.06 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1=.658832
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.004509))
X = 36.7235%
Therefore, 36.7235% of the policy value is transferred to the PAM Subaccount since the guarantee ratio (90%) is less than the FATT (95%), resulting in a total transfer of $33,051.15.
Day 2: Policy Value Recovers to 99% of Initial Value after the 10% Decline
For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $99,000 producing a guarantee ratio of 99% ($99,000/$100,000). We will also assume:
Rate = 2%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5% (G last transfer *.95) = (.9*.95)
SATT = 94.5% (G last transfer *1.05) = (.9*1.05)
PAM Subaccount Value = $33,051.15
Value in other investment options = $65,948.85 ($99,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $99,000 = 33.3850%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(.99)+(.02 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= -.005376
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(-0.005376))
X = 37.0143%
Although the GR is greater than the SATT, since the percentage required in the PAM Subaccount (37.0143%) is greater than the amount allocated to the PAM Subaccount (33.3850%), none of the policy value will be transferred to the PAM Subaccount. Consequently, the amount in the PAM Subaccount will remain $33,051.15 and the FATT And SATT will not recalculate.
Day 3: Policy Value Recovers to 105% of Initial Value after the increase to 99% of Initial Value
125

PAM METHOD TRANSFERS — (Continued)
For purposes of this example we will assume that after the policy value recovered further the next to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:
Rate = 3%
Volatility = 15%
Fees = 3.05%
Time = 10
FATT = 85.5%
SATT = 94.5%
PAM Subaccount Value = $33,051.15
Value in other investment options = $71,948.85 ($105,000 - $33,051.15)
PAM Subaccount Value as percent of Policy Value = $33,051.15 / $105,000 = 31.4773%
First we calculate d1.
d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]
d1=[ln(1.05)+(.03 – .0305 +.5*.15 ^ 2)* 10]/[.15 * 10^.5]
d1= .329488
Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.
Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))
X= (2.718282 ^ -.0305 * 10) * (1 – NormDist(.329488))
X = 27.3394%
While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 27.3394% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%. Because the policy value is greater than or equal to the value of the guarantee, and there is no current need for any policy value to be allocated to the PAM Subaccount.
126

APPENDIX
Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit Riders
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”) (also referred to as Total Withdrawal Base (“TWB”) for some riders);
2.	Rider Withdrawal Amount (“RWA”) (also referred to as Maximum Annual Withdrawal Amount (“MAWA”) for some riders); and
3.	Rider Death Benefit (“RDB”) (also referred to as Minimum Remaining Withdrawal Amount (“MRWA”) for some riders (if applicable)).
Withdrawal Base.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the withdrawal base prior to the withdrawal of the excess amount.
Rider Death Benefit.  Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:
1)	the excess gross partial withdrawal amount; and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);
B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and
C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.
The following demonstrates, on a purely hypothetical basis, the effects of withdrawals under a guaranteed lifetime withdrawal benefit. The withdrawal percentages shown may not be available on all riders. Certain features (growth and rider death benefits) may not be available on all riders. For information regarding a specific rider, please refer to that rider section in this prospectus.
Example 1 (Base):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
Gross partial withdrawal (“GPWD”) = $5,000
Excess withdrawal (“EWD”) = None
Policy Value (“PV”) = $100,000
Question: Is any portion of the withdrawal greater than the rider withdrawal amount?
No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.
Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.
127

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 2 (Excess Withdrawal):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)
GPWD = $7,000
EWD = $2,000 ($7,000 - $5,000)
PV = $90,000
NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.
1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments
2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94
Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?
$2,352.94 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $2,352.94 = $97,647.06
Result. The new withdrawal base is $97,647.06
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.
Question: What is the new rider withdrawal amount?
$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35
Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).
Example 3 (Base demonstrating growth):
Assumptions:
WB = $100,000
Withdrawal Percentage = 5%
WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Question:   Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Result.   In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.
128

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Example 4 (Base demonstrating WB growth with Additional Death Payment Option):
Assumptions:
Withdrawal Percentage = 5%
WB at rider issue = $100,000
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the growth stops on the 10th rider anniversary.
GPWD = $8,144
EWD = None
PV = $90,000 in 10 years
Step One.  Is any portion of the withdrawal greater than the rider withdrawal amount?
No.  There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.
Step Two.  What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)
2.	$100,000 - $8,144 = $91,856.
Result.  In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.
Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):
Assumptions:
Withdrawal Percentage = 5%.
WB at rider issue = $100,000
Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.
WB in 10 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 10 = $162,889.
RDB (optional additional death benefit for additional cost) = $100,000
RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)
Please Note: Withdrawals under these riders can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.
GPWD = $10,000
EWD = $1,856 ($10,000 - $8,144)
PV = $90,000 in 10 years
Step One.  Is any portion of the total withdrawal greater than the rider withdrawal amount?
Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)
Step Two.  Calculate how much of the rider death benefit is affected by the excess withdrawal.
1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)
2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74
Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?
$2,082.74 pro rata amount.
Step Four. What is the rider death benefit after the withdrawal has been taken?
1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74
2.	$100,000 - $10,226.74 = $89,773.26.
Result. The rider benefit is $89,773.26.
129

Hypothetical Adjusted withdrawals -Guaranteed Lifetime Withdrawal Benefit
Riders — (Continued)
Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).
The 5 For LifeSM,5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders and any additional options they offer may vary for certain policies, may not be available for all policies, and may not be available in all states.
This disclosure explains the material features of the 5 For LifeSM, 5 For LifeSM with Growth, 5 For LifeSM with Growth and Death, Income SelectSM for Life, Retirement Income Choice®, Retirement Income Choice® with Double Withdrawal Base Benefit, Retirement Income Choice® 1.4, Retirement Income Choice® 1.2, Retirement Income Max® and Retirement Income Choice® 1.6 riders.
130

APPENDIX
Hypothetical Example of the Withdrawal Base Calculation -Retirement Income Max® rider
The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income Max® rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values. The assumed withdrawal percentage in the example below is 6.30%
Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount*	High MonthiversarySM Value	Withdrawal Base	Rider Withdrawal Amount
	$100,000	$	$	$		$$100,000	$100,000	$ 6,300
1	$102,000	$	$	$		$$102,000	$100,000	$ 6,300
1	$105,060	$	$	$		$$105,060	$100,000	$ 6,300
1	$107,161	$	$	$		$$107,161	$100,000	$ 6,300
1	$110,376	$	$	$		$$110,376	$100,000	$ 6,300
1	$112,584	$	$	$		$$112,584	$100,000	$ 6,300
1	$115,961	$	$	$		$$115,961	$100,000	$ 6,300
1	$118,280	$	$	$		$$118,280	$100,000	$ 6,300
1	$121,829	$	$	$		$$121,829	$100,000	$ 6,300
1	$124,265	$	$	$		$$124,265	$100,000	$ 6,300
1	$120,537	$	$	$		$$124,265	$100,000	$ 6,300
1	$115,716	$	$	$		$$124,265	$100,000	$ 6,300
1	$109,930	$	$		$$105,000	$124,265	$124,265 [1]	$ 7,829
2	$112,129	$	$	$		$$112,129	$124,265	$ 7,829
2	$115,492	$	$	$		$$115,492	$124,265	$ 7,829
2	$117,802	$	$	$		$$117,802	$124,265	$ 7,829
2	$121,336	$	$	$		$$121,336	$124,265	$ 7,829
2	$124,976	$	$	$		$$124,976	$124,265	$ 7,829
2	$177,476	$50,000	$	$		$$177,476	$174,265	$10,979
2	$175,701	$	$	$		$$177,476	$174,265	$10,979
2	$172,187	$	$	$		$$177,476	$174,265	$10,979
2	$167,022	$	$	$		$$177,476	$174,265	$10,979
2	$163,681	$	$	$		$$177,476	$174,265	$10,979
2	$166,955	$	$	$		$$177,476	$174,265	$10,979
2	$170,294	$	$		$$182,979	$177,476	$182,979 [2]	$11,528
3	$166,888	$	$	$		$$166,888	$182,979	$11,528
3	$171,895	$	$	$		$$171,895	$182,979	$11,528
3	$173,614	$	$	$		$$173,614	$182,979	$11,528
3	$178,822	$	$	$		$$178,822	$182,979	$11,528
3	$175,246	$	$	$		$$178,822	$182,979	$11,528
3	$151,741		$$20,000	$9,676	$		$$173,303	$
3	$154,775	$	$	$	$		$$173,303	$
3	$159,419	$	$	$	$		$$173,303	$
3	$161,013	$	$	$	$		$$173,303	$
3	$165,843	$	$	$	$		$$173,303	$
3	$174,135	$	$	$	$		$$173,303	$
3	$181,101	$	$	$	$		$$181,101 [1]	$11,409
(1)	Automatic Step Up Applied
(2)	Growth Applied
*	Growth Percentage = 5%
131

APPENDIX
RIDER GRID VARIATIONS
The information below is a summary of riders previously available for purchase but are no longer available. This appendix describes the material features of the riders. Please refer to your personal rider pages and any supplemental mailings for your specific coverage and features regarding these riders. Listed below are the abbreviations that will be used in the following grid for your reference.
Abbreviation	Definition
ADB	Additional Death Benefit
ADD	Additional Death Distribution
ADD+	Additional Death Distribution Plus
DB	Death Benefit
DCA	Dollar Cost Averaging
FIP	Family Income Protector
GFV	Guaranteed Future Value
GMAB	Guaranteed Minimum Accumulation Benefit
GMDB	Guaranteed Minimum Death Benefit
GMIB	Guaranteed Minimum Income Benefit
GMLB	Guaranteed Minimum Living Benefit
GMWB	Guaranteed Minimum Withdrawal Benefit
GPO	Guaranteed Period Option
GPS	Guaranteed Principal SolutionSM
IE	Income EnhancementSM
ILSD	Income Link Start Date
ILSW	Income Link Systematic Withdrawal
Abbreviation	Definition
ILWY	Income Link Withdrawal Year
ISFL	Income SelectSM For Life
MAP	Managed Annuity Program
MAV	Minimum Annuitization Value
MAWA	Maximum Annual Withdrawal Amount
MIB	Minimum Income Base
MRWA	Minimum Remaining Withdrawal Amount
N/A	Not Applicable
OAM	Open Allocation Method
PAM	Portfolio Allocation Method
RDB	Rider Death Benefit
RIC	Retirement Income Choice®
RMD	Required Minimum Distribution
RWA	Rider Withdrawal Amount
TWB	Total Withdrawal Base
WB	Withdrawal Base
WD	Withdrawal
Income LinkSM Rider Specific Withdrawal Benefit Terms:
Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner. The RWA is zero prior to the establishment of this date. The date and the corresponding withdrawal option can change any time prior to the ILSD. Once ILSD is set, it cannot be changed.
ILSD - This is the date the policy owner elects to begin receiving payments using one of the 4 ILSW options. This date may be changed prior to the establishment of the withdrawal year.
ILWY - Also known as the withdrawal year, is each 12 month period beginning on the ILSD. This is the time period for withdrawing your RWA which is reset at the beginning of each withdrawal year.
ILSW - This rider offers 4 new systematic payment options specific to this rider only. ANY withdrawal that is not an ILSW (including other systematic payment options) will be treated as a 100% excess.
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Purpose of Rider	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MAV that you will have to apply to a payment option.
• Growth rate for MAV is currently at 6% but will never be less than 3%.
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 6% but will never be less than 3%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.	• This is a GMIB rider.
• Assures you of a minimum level of income in the future by guaranteeing a MIB that you will have to apply to a payment option.
• Growth rate for MIB is 5% but there is no guaranteed minimum growth rate for the rider and it could be as low as 0%
• Once rider is issued, the annual growth rate will not change during the life of a rider.
• The rider also guarantees a minimum amount for those payments once you begin to receive them.
132

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• If you terminate the FIP rider (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after December of 2000 and prior to February of 2002.
NOTE: As of February 2002, no new issues of this rider are allowed. This does not change any of the other terms and conditions of the FIP riders issued before February of 2002.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after March of 2001 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP riders added on or before January 24, 2003.	• Issue age 0-84, but not yet 85 years old (unless state law requires a lower maximum issue age)
• If you terminate the MAP II (except pursuant to an upgrade) you cannot re-elect the rider.
• Available on contracts issued after September of 2002 and prior to January of 2003.
NOTE: As of January 24, 2003, no new issues of this rider are allowed. This does not change any of the other terms and conditions of any MAP II riders added on or before January 24, 2003.
Base Benefit and Optional Fees	Prior to Annuitization (Accumulation Phase)
Base fee is 0.30% of the MAV
After Annuitization (Income Phase)
Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase)
Base fee is 0.45% of the MIB
After Annuitization (Income Phase)
		Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.	Prior to Annuitization (Accumulation Phase) Currently 0.45% of the MIB After Annuitization (Income Phase) Guaranteed Minimum Payment Fee is 1.25% of the daily net asset value in the separate account.
Fee Frequency	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
• The rider fee is waived if the policy value is greater than 200% of the MAV.	• The rider fee is charged annually on the rider date prior to annuitization.
• Fee is also assessed at time of total surrender of the annuity, or annuitization.
		• The rider fee is waived if the policy value is greater than 200% of the MIB.	• The rider fee is charged annually on the rider date prior to annuitization. • Fee is also assessed at time of total surrender of the annuity, or annuitization.
Death Benefit	N/A	N/A	N/A
Investment restrictions and/or Designated Funds Available	N/A	N/A	N/A
Withdrawal Benefits	N/A	N/A	N/A
Automatic Step-Up Benefit	N/A	N/A	N/A
133

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Exercising Rider	• Must wait a minimum of 10 years to annuitize with the benefits of this rider.
• Once the 10-year waiting period has been satisfied, may only annuitize within 30 days after any policy anniversary prior to the 95th birthday in order to utilize the benefit of the FIP.
• Annuity payments under the FIP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP.
• Annuity payments under the MAP are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain	• May annuitize within 30 days after any rider anniversary prior to the 95th birthday.
• If you annuitize any time other than 30 days after any rider anniversary prior to the 95th birthday you cannot utilize the benefits of the MAP II.
• Annuity payments under the MAP II are guaranteed to never be less than the initial payment.
• During the first year of annuitization, each payment will be stabilized to equal the first or initial payment.
• During subsequent years, the stabilized payment will be either increased or decreased (never below the initial payment), and held level for that year.
• Settlement options available for annuitization are:
–Life Only
–Life w/10 Years Certain
–Life w/20 Years Certain
–Joint Life & Full Survivor
–Joint Life & Full Survivor w/10 Years Certain
–Joint Life & Full Survivor w/20 Years Certain
Income Benefit or Other Benefit Payout Considerations	If you choose to annuitize your policy prior to the end of the 10 year waiting period, you may not utilize the benefit of the FIP rider.	If you annuitize using the MAP rider before the 10th rider anniversary, the first payment will be calculated with an annuity factor age adjustment resulting in lower payments than if an annuity factor age adjustment was not used. The age adjustment shown in the table below should be subtracted from your current age nearest birthday. The years shown in the table below should be considered complete years since the Rider Date and the age adjustment is as follows:
Rider YearsAge Adjustment

 1................................................9
 2................................................8
 3................................................7
 4................................................6
 5................................................5
 6................................................4
 7................................................3
 8................................................2
 9................................................1
10+............................................0	If you annuitize using the MAP II rider before the 10th rider anniversary, the MAP II annuity income will not be fully vested and the first payment will be calculated with an annuity income vesting percentage of less than 100%, which reduces the amount of your first payment by up to 50%. The years shown in the table below should be considered complete years since the Rider Date and the income vesting schedule is as follows:
Rider YearsVesting %

 1...........................................50%
 2...........................................55%
 3...........................................60%
 4...........................................65%
 5...........................................70%
 6...........................................75%
 7...........................................80%
 8...........................................85%
 9...........................................90%
10.......................................100%
134

RIDER GRID VARIATIONS — (Continued)
Rider Name	Family Income Protector	Managed Annuity Program	Managed Annuity Program II
Rider Form Number[1]	RGMI 1 798	RGMI 15 0301	RGMI 21 0902
Rider Upgrade	• Can upgrade the rider within 30 days after any policy anniversary, prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective between February of 2002 and May of 2003 the rider available for upgrade was the MAP.
• Effective since May of 2003 the rider available for upgrade is the MAP II.	• Can upgrade any time after the first Rider Anniversary and prior to the annuitant's 91st birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of the upgrade, including any charges and features.
• Effective May of 2003 the only rider available for upgrade is the MAP II.	• Can upgrade any time within 30 days after any Rider Anniversary prior to the annuitant's 85th birthday.
• The old rider is terminated, and the new rider is issued.
• New rider is issued using the current policy value, and not the original premium.
• The policyholder upgrades to whatever rider is available at the time of upgrade, including all its charges and features.
Rider Termination	The rider is irrevocable and cannot be terminated upon request. The rider however can be terminated upon the earliest of the following:
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MAV under the FIP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).	The rider will terminate upon the earliest of the following:
• the date we receive written notice from you requesting termination of the MAP II (you may not terminate the rider before the first rider anniversary);
• annuitization (you will still get guaranteed minimum stabilized payments if you annuitize using the MIB under the MAP II);
• upgrade (although a new rider will be issued);
• termination of your Policy; or
• 30 days after the Rider Anniversary after your 94th birthday (earlier if required by state law).

Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Purpose of Rider	This is an Additional Death Benefit Rider which can pay an additional benefit at time of death to help alleviate the burden of taxes.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB Rider that guarantees withdrawals for the annuitant's lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each calendar year until the death of the annuitant.
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
135

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age) • Not available in all states. • Can be added at any time including post-issue.	• Issue age 0-90, but not yet 91 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial.
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age at least 55 years old and not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person, trust or custodial).
• Maximum of 2 living Joint Owners (with one being the Annuitant).
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of Policy Value - 0.25%	Percentage of TWB - 0.60% (prior to 11/4/13)	Growth Only - Percentage of TWB - 0.60% (prior to 11/4/13) Growth and Death - Percentage of TWB - 0.85% (prior to 11/4/13)
Fee Frequency	Assessed each rider anniversary and at rider termination and equal to the policy value multiplied by rider fee percentage.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	The rider itself provides an additional death benefit to help alleviate the burden of taxes upon death for the beneficiary of the tax-deferred annuity.	Upon the death of the annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.	• Growth Only - N/A
• Growth and Death - Upon the death of an annuitant this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
136

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	N/A	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.	N/A	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage.
• Starting with January 1st following the annuitant's 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the Withdrawal Percentage, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
137

RIDER GRID VARIATIONS — (Continued)
Rider Name	Additional Death Benefit	5 For LifeSM3	5 For LifeSM with Growth 5 For LifeSM with Growth and Death[3]
Rider Form Number[1]	RTP 1 201	RGMB 12 0105	RGMB 14 0905 (Growth Only) RGMB 15 0905 (Growth and Death)
Exercising Rider	Amount is paid whenever a death benefit is paid and the rider is attached.
• amount paid=ADB Factor x Rider Earnings*
• ADB Factor - 40% for issue ages 0-70 and 25% for issue ages 71-80.
*Rider earnings are defined as:
–the death proceeds of the base policy; minus
–policy value on the rider date; minus
–premium payments after the rider date; plus
–surrenders after the rider date that exceed the rider earnings on the date of the surrender.
NOTE: No benefit is payable under the ADB rider if there are no rider earnings on the date the death benefit is calculated.	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).	• The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of the withdrawal.
• If the policy value goes to zero, but the minimum withdrawal benefits are still guaranteed, the policyholder can no longer add premiums or take withdrawals in excess of the MAWA.
• The rider benefits cease when the annuitant has died (the withdrawals do not continue for the lifetime of any spouse who continues the policy when the original annuitant dies).
Income Benefit or Other Benefit Payout Considerations	Spousal Continuation:
	If a spouse is eligible to and elects to continue the policy as the new owner instead of receiving a death benefit and Additional Death Benefit, the spouse will generally receive a one-time policy value increase equal to the Additional Death Benefit. At this time the rider will terminate.	N/A	Growth: The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
Rider Upgrade	N/A	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 90 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• May upgrade their rider anytime after the 3rd anniversary as long as the annuitant meets age requirements in effect at that time.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the TWB, MRWA and MAWA values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
Rider Termination	The rider can be added or dropped at any time. If the rider is dropped and re-added, the rider will only cover earnings accumulated since the rider was re-added.
The rider will remain in effect until:
• you cancel it by notifying our administrative office in writing.
• the policy is annuitized or surrendered
• or the additional death benefit is paid.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• The policyholder must wait 3 years from the Rider Add Date to terminate.
• After the three-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.

138

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Purpose of Rider	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a Living Benefit Rider and should be viewed as a way to permit you to invest in variable investment options while still having your policy value and liquidity protected to the extent provided by this rider.
This rider is a combination of two separate annuity guarantees:
1) A GMWB and
2) A GMAB (a.k.a. principal protection benefit or guarantee future value benefit).
The rider will guarantee that the policy value of the policy will be at least as high as the GFV after a waiting period has expired.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the MAWA each year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
Availability	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age 0-80, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
**Effective 5/1/2005: This rider is only available for states that have not approved the 2005 version of the Living Benefit Rider.	• Issue age at least 55 years old, but not yet 81 years old (unless state law requires a lower maximum issue age)
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Percentage of “Principal Back” TWB - 0.75% (prior to 11/4/13)	Percentage of “Principal Back” TWB - 0.90% (5/1/2009 - 11/3/13) Percentage of “Principal Back” TWB - 0.60% (prior to 5/1/2009)	Percentage of the TWB. Additional option fees would be added to the base.
Single Life

(5/1/07 - 11/3/13)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(prior to 5/1/07)
Base Fee.....................................0.40%
Growth Benefit Fee...................0.25%
DB Fee......................................0.25%
IE Benefit Fee............................0.10%
Joint Life
(5/1/07 - 11/3/13)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(prior to 5/1/07)
Base Fee.....................................0.60%
Growth Benefit Fee...................0.50%
DB Fee......................................0.20%
IE Benefit Fee............................0.20%
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.
139

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Death Benefit	N/A	N/A	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of the annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit and then this rider will terminate.
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Must adhere to the Portfolio Allocation Method. See below.	Must adhere to the Portfolio Allocation Method. See below.	TA Aegon Government Money Market
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Multi-Managed Balanced
Fixed Account GPOs or DCA Accounts
Allocation Methods	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
Current PAM Safe Fund: TA U.S. Government Securities	Portfolio Allocation Method (PAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money may be moved back into the separate accounts (pro-rata based on the policyholder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment options.
		Current PAM Safe Fund: TA U.S. Government Securities	N/A
140

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Withdrawal Benefits - See “Living Benefits Rider Adjusted Partial Withdrawals” and “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendices for examples showing the effect of withdrawals on the WB.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The GMWB guarantees a withdrawal amount regardless of the policy value. The policyholder has 2 withdrawal guarantees available. Once the rider is issued, values for both withdrawal guarantees will be calculated indefinitely as follows:
a) 7% Principal Back: The policyholder can withdraw up to 7% of the 7% Principal Back TWB per year until at least the time at which the 7% Principal Back MRWA has reached zero.
b) 5% For Life: The policyholder can withdraw up to 5% of the 5% For Life TWB each year starting with the Rider Anniversary following the annuitant's 59th birthday until at least the later of the death of the annuitant or the time when the 5% For Life MRWA* has reached zero.
* The MRWA represents the total minimum dollar amount of guaranteed withdrawals the policyholder has remaining provided they take no more than the MAWA each year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.	The MAWA that can be withdrawn per calendar year under this rider is equal to the TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age at the time of the first withdrawal.
• Starting with January 1st following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a MAWA available under the rider for withdrawal.
• On each January 1st following the Rider Date, the MAWA will be reset equal to the greater of:
 1) The For Life TWB multiplied by the For Life Withdrawal Percentage based on the annuitant's2 attained age, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire MAWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next calendar year.
Automatic Step-Up Benefit	N/A	N/A	N/A
141

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Exercising Rider	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	“For Life” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “For Life” MAWA until the later of 1) the annuitant's death or 2) the “For Life” MRWA is zero.
“Principal Back” GMWB:
The policyholder is guaranteed to be able to withdraw up to the “Principal Back” MAWA until the “Principal Back” MRWA is zero.
“GMAB”:
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, the GMAB feature will add the difference to the policy value on a pro-rata basis based on their current account value.
a) The addition to the policy will not be considered premium and should not affect any other policy calculations, including the GMDB calculations.
b) At the end of the waiting period, the GMAB will not provide any more benefits, unless the policyholder chooses to upgrade the rider.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the MAWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2] this rider will pay an additional death benefit amount equal to the excess, if any, of the MRWA over the base policy death benefit.
Exercising the Income Enhancement Option: If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical impairment; does not include dementia, Alzheimer's or other forms of mental illness.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	The GFV is the policy value we are guaranteeing on the GFV date. After the Rider Issue Date, the GFV is equal to the GFV on the Rider Issue Date, plus a percentage of premiums (not including premium enhancements) received after the Rider Date as shown in the table below, less an adjustment for withdrawals.
Year Rec'd% Added to GFV

 1.........................................100%
 2...........................................90%
 3...........................................80%
 4...........................................70%
 5...........................................60%
 6-10.....................................50%
 10+.........................................0%
At the end of the GMAB waiting period (currently 10 years), should the policy value be less than the GFV, we will add the difference to the policy value on a pro-rata basis based on their current policy value.	Growth: This optional feature rewards the policyholder for delaying their first withdrawal. The TWB will accumulate using the growth rate of 5% until the earlier of the first withdrawal or the 10th rider anniversary.
The income benefit percentage is determined by the annuitant's2 age at the time of the first withdrawal taken on or after January 1st following the annuitant's2 59th birthday. The income benefit percentage is as follows:
Age 1st WDFor Life WD%

 55-58..................................0.0%
 59-64..................................4.5%
 65-69..................................5.0%
 70-74..................................5.5%
 75-79..................................6.0%
 80-84..................................6.5%
 85-89..................................7.0%
 90-94..................................7.5%
 95+......................................8.0%
Please note that once established at the time of the first withdrawal, the income benefit percentage will not increase even though the annuitant's2 age increases.
142

RIDER GRID VARIATIONS — (Continued)
Rider Name	Living Benefit Rider 2003	Living Benefit Rider 2004	Income SelectSM For Life[3]
Rider Form Number[1]	RGMB 1 0603 (2003)	RGMB 4 0504 (2004)	RGMB 18 0106 (w/o IE) RGMB 20 0106 (with IE)
Rider Upgrade	Rider upgrades are not available.	• May upgrade anytime after the 5th Anniversary by terminating the rider and adding the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• Must be prior to the annuitant's 86th birthday
• An upgrade will reset the MRWA, TWB, MAWA and the GFV values.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.	• Upgrades allowed within 30 day window following the 1st rider anniversary and each rider anniversary thereafter.
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 81 years old.
• An upgrade will reset the MRWA, TWB, MAWA and the Income Benefit Percentage determination.
• Rider Fee will be the fee that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization or upgrade.
• The policyholder must wait 5 years from the Rider Start Date to terminate.
• After the five-year waiting period, the policyholder may terminate the rider at any time.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.
143

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue
Percentage of WB. Additional option fees would be added to the base.

Single Life
(prior to 11/4/13)
Base Fee.....................................0.60%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(prior to 11/4/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Percentage of WB. Additional option fees would be added to the base.

Single Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.25%
IE Benefit Fee............................0.15%
Joint Life
(1/19/09 - 11/3/13)
Base Fee.....................................0.90%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
(11/10/08 - 1/18/09)
Base Fee.....................................0.75%
DB Fee......................................0.20%
IE Benefit Fee............................0.30%
Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.

Base Benefit Fees
(2/21/11 - 11/3/13)
Group A....................................1.40%
Group B....................................1.00%
Group C....................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
Base Benefit Fees
(9/21/09 - 2/2011)
Group A....................................1.25%
Group B....................................0.90%
Group C....................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life...........................0.25%
DB Joint Life.............................0.20%
IE Single Life.............................0.15%
IE Joint Life..............................0.30%
144

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Fee Frequency	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• Fee is deducted annually during the accumulation phase on each rider anniversary. • A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
The RDB does not reset due to the automatic step-up feature.
145

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as a designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk – Balanced
TA BlackRock Global Allocation Managed Risk – Growth
TA BlackRock Smart Beta 50
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
American Funds - Bond Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA American Funds Managed Risk – Balanced
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk – Balanced
TA BlackRock Global Allocation Managed Risk – Growth
TA BlackRock Smart Beta 50
TA BlackRock Smart Beta 75
TA BlackRock Tactical Allocation
TA Janus Balanced
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan Asset Allocation - Moderate
TA JPMorgan Core Bond
TA JPMorgan International Moderate Growth
TA JPMorgan Tactical Allocation
TA Legg Mason Dynamic Allocation – Balanced
TA Legg Mason Dynamic Allocation – Growth
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Managed Risk – Conservative ETF
TA Managed Risk – Growth ETF
TA Market Participation Strategy
TA Multi-Managed Balanced
TA PIMCO Tactical – Balanced
TA PIMCO Tactical – Conservative
TA PIMCO Tactical – Growth
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
TA QS Investors Active Asset Allocation – Moderate Growth
TA QS Investors Active Asset Allocation - Moderate
Fixed Account GPOs or DCA Accounts	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation – Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical – Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Smart Beta 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation – Moderate
TA Legg Mason Dynamic Allocation – Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical – Balanced
TA QS Investors Active Asset Allocation - Moderate
Designated Allocation Group C
American Funds - Bond Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical – Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
Allocation Methods	N/A	N/A	N/A
146

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” appendix for examples showing the effect of withdrawals on the WB.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDFor Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) the RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0-58....................................0.0%
 59-69..................................5.0%
 70-79..................................6.0%
 80+......................................7.0%
Age 1st WDJoint Life WD%

 0-58....................................0.0%
 59-69..................................4.5%
 70-79..................................5.5%
 80+ .....................................6.5%
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
The percentage (after 2/1/2010) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58..................................0.0%
 59-64..................................4.0%
 65-74..................................5.0%
 75 + .....................................6.0%
Age 1st WDJoint Life WD%
 0 - 58..................................0.0%
 59-64..................................3.5%
 65-74..................................4.5%
 75 + .....................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.
147

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 rider years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee. Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.
148

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each calendar year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
–Qualification standards can be met again on the annuitant's2 life.
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
Double Withdrawal Base Feature: If no withdrawals have been made within the first 10 rider years or the anniversary following attained age 67, the WB on that rider anniversary will be the greater of;
1) the current WB; or
2) premiums applied within 90 days of the rider date multiplied by 2.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.
149

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice®	Retirement Income Choice® with Double Withdrawal Base Benefit[3]	Retirement Income Choice® 1.4[3]
Rider Form Number[1]	RGMB 27 0108 (w/o IE) RGMB 29 0108 (with IE)	RGMB 31 0708 (w/o IE) RGMB 33 0708 (with IE)	RGMB 37 0809 (w/o IE) RGMB 38 0809 (with IE)
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB, RDB, RWA and Income Benefit determination.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.
• The rider will be terminated the date we receive written notice from you requesting termination.

Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Purpose of Rider	This is a GLWB rider that guarantees withdrawals for the annuitant's2 lifetime, regardless of policy value.
• The policyholder can withdraw the RWA each rider year until the death of the annuitant.[2]
• This benefit is intended to provide a level of payments regardless of the performance of the designated variable investment options you select.	This is a GLWB rider that guarantees tiered withdrawals for the annuitant's2 lifetime.
• The policyholder can withdraw (required to use systematic withdrawals) the RWA each rider year until the death of the annuitant[2].
• This benefit is intended to provide a level of tiered payments regardless of the performance of the designated variable investment option you select.
150

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Availability	• Issue age 0-85, but not yet 86 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.	• Issue age 55-80, but not yet 81 years old (unless state law requires a lower maximum issue age).
• Single Annuitant ONLY. Annuitant must be an Owner (unless owner is a non-natural person)
• Maximum of 2 living Joint Owners (with one being the Annuitant)
• Cannot be added to a policy with other active GMLB or GMIB riders.
• Cannot be added on policies with Growth or Double Enhanced Death Benefits.
• Not available on qualified annuity which has been continued by surviving spouse or beneficiary as a new owner.
Base Benefit and Optional Fees at issue	Fee based on designated allocation groups and the optional benefits selected. If you elect a combination of designated allocations from among the various groups below, then your fee will be based on a weighted average of your choices.
Base Benefit Fees

(12/12/11 - 11/3/13)
OAM Option.................................................1.25%
Group A.........................................................1.55%
Group B.........................................................1.10%
Group C.........................................................0.70%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.30%
IE Joint Life....................................................0.50%
Base Benefit Fees

(2/21/11 - 12/12/11):
OAM Option.................................................1.20%
Group A.........................................................1.40%
Group B.........................................................1.00%
Group C.........................................................0.45%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
IE Joint Life....................................................0.30%
Base Benefit Fees

(5/1/09 - 2/20/11):
OAM Option.................................................1.10%
Group A.........................................................1.25%
Group B.........................................................0.90%
Group C.........................................................0.40%
Additional option fees would be added to the base and are as follows:
DB Single Life................................................0.25%
DB Joint Life..................................................0.20%
IE Single Life..................................................0.15%
	IE Joint Life....................................................0.30%	Percentage of TWB - 0.90% for Single and Joint Life Riders (prior to 11/3/2013)
151

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Fee Frequency	• The fee is calculated at issue and each subsequent rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is calculated on a quarterly basis and varies depending on the fund allocation option you have chosen.
• A “rider fee adjustment” will be applied for transfers between allocation groups and for subsequent premium payments and withdrawals that change the withdrawal base.
• The base rider fee adjustment will be calculated using the same formula as the base rider fee.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is deducted at the time the rider is terminated or upgraded.	• The fee is calculated at issue and each subsequent calendar rider quarter for the upcoming quarter based on the fund values and WB at that point in time and stored.
• Deducted at each rider quarterversary in arrears during the accumulation phase.
• The fee is adjusted for new deposits that increase the WB and decreased for withdrawals that are not ILSW or RMD systematic withdrawals.
• The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.
• A pro-rated fee is assessed at the time of rider termination or full surrender.
Death Benefit	For an additional fee, the optional death benefit may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the base policy death benefit and then this rider will terminate.
	The RDB does not reset due to the automatic step-up feature.	N/A
152

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Designated Funds Available - Policyholders who add these riders may only invest in the investment options listed. Investment options may not be available as designated fund based on rider issue date.
Requiring that you designate 100% of your policy value to the designated investment options, some of which employ strategies that are intended to reduce the risk of loss and/or manage volatility, may reduce investment returns and may reduce the likelihood that we will be required to use our own assets to pay amounts due under this benefit.
PLEASE NOTE: These investment options may not be available on all products, may vary for certain policies and may not be available for all policies. Please reference “Portfolios Associated With the Subaccount” Appendix in your prospectus for available funds. You cannot transfer any amount to any other non-designated subaccount without losing all your benefits under this rider.	Designated Allocation Group A
AB Balanced Wealth Strategy Portfolio
American Funds - Asset Allocation Fund
Fidelity VIP Balanced Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
State Street Total Return V.I.S. Fund
TA 60/40 Allocation
TA BlackRock Global Allocation
TA BlackRock Global Allocation Managed Risk - Growth
TA BlackRock Smart Beta 75
TA Janus Balanced
TA JPMorgan Asset Allocation - Moderate Growth
TA JPMorgan International Moderate Growth
TA Legg Mason Dynamic Allocation - Growth
TA Managed Risk – Growth ETF
TA Multi-Managed Balanced
TA PIMCO Tactical - Growth
TA QS Investors Active Asset Allocation – Moderate Growth
Designated Allocation Group B
TA American Funds Managed Risk - Balanced
TA BlackRock Global Allocation Managed Risk - Balanced
TA BlackRock Smart Beta 50
TA BlackRock Tactical Allocation
TA JPMorgan Asset Allocation - Moderate
TA Legg Mason Dynamic Allocation - Balanced
TA Madison Diversified Income
TA Managed Risk – Balanced ETF
TA Market Participation Strategy
TA PIMCO Tactical - Balanced
TA QS Investors Active Asset Allocation – Moderate
Designated Allocation Group C
American Funds Bond Fund
TA AB Dynamic Allocation
TA Aegon Government Money Market
TA Aegon US Government Securities
TA JPMorgan Asset Allocation - Conservative
TA JPMorgan Core Bond
TA JPMorgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PIMCO Tactical - Conservative
TA PIMCO Total Return
TA PineBridge Inflation Opportunities
TA QS Investors Active Asset Allocation - Conservative
Fixed Account	American Funds Bond Fund
TA Aegon Government Money Market
TA Aegon U.S. Government Securities
TA AB Dynamic Allocation
TA JPMorgan Asset Allocation - Conservative
TA JP Morgan Core Bond
TA JP Morgan Tactical Allocation
TA Managed Risk – Conservative ETF
TA PineBridge Inflation Opportunities
TA PIMCO Tactical Conservative
TA PIMCO Total Return
TA QS Investors Active Asset Allocation - Conservative
Fixed Account
153

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Allocation Methods	Open Allocation Method (OAM):
• This program will automatically allocate assets from the policyholder's separate accounts to a subaccount of our choosing when the policy value has dropped relative to the guaranteed amount.
• If the policy value increases enough in relation to the guaranteed amounts, the money will be moved back into the separate accounts (pro-rata based on the policy holder's current separate account values).
• The allocation of assets between the accounts is at our sole discretion but will initially use modern financial theory to determine the correct allocation.
• The policyholder may not allocate premium payments to, nor transfer policy value into or out of the OAM investment options.
	Current OA Subaccount: TA ProFund UltraBear	N/A
Withdrawal Benefits - See “Adjusted Partial Withdrawals - Guaranteed Lifetime Withdrawal Benefit Riders” and “Adjusted Partial Withdrawals - Income Link” appendices for examples showing the effect of withdrawals on the WB.
The percentage (after 12/12/2011) is determined by the attained age of the annuitant[2] at the time of the first withdrawal.

Age 1st WDSingle Life WD%
 0 - 58........................................................0.0%
 59-64........................................................4.0%
 65-79........................................................5.0%
 80 + .........................................................6.0%
Age 1st WDJoint Life WD%
 0 - 58........................................................0.0%
 59-64........................................................3.5%
 65-79........................................................4.5%
 80 + ..........................................................5.5%
NOTE: Prior to 2/1/2010 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-69 70-79 80+
–After 2/1/2010 and prior to 12/12/2011 the age bands regarding the withdrawal percentages above were as follows:
 0-58 59-64 65-74 75+
• Starting the rider anniversary following the annuitant's2 59th birthday, the withdrawal percentage increases above 0% which creates a RWA available under the rider for withdrawal.
• On each rider anniversary, the RWA will be reset equal to the greater of:
 1) The WB multiplied by the Withdrawal Percentage based on the attained age of the annuitant[2] at the time of their first withdrawal if applicable, and
 2) The RMD amount for this policy for the current calendar year.
• The policyholder does not have to take the entire RWA in any year.
• If they do not take the full amount available, the remaining portion does not carry over to the next rider year.	Withdrawal Option Election Date - This is the date the withdrawal option is selected by the policy owner.
ILSD - This is the date the policy owner elects to begin receiving payments.
ILWY - This is each 12 month period beginning on the ILSD and establishes the time period for withdrawing your RWA and is reset at the beginning of each withdrawal year.
ILSW - There are 4 systematic payment options specific to this rider. Any withdrawal that is not an ILSW will be considered an excess withdrawal.
The withdrawal percentage is used to calculate the RWA and is determined by electing a withdrawal option, which is not required to elect at the time of issue. Once selected, the ILSWs are not required to begin immediately. Your withdrawal option is not locked in until the ILSD and the percentage is not recalculated at the time of an automatic step-up. Withdrawal options are as listed below:
Single Life
5% for 7 years and 4% thereafter
6% for 6 years and 4% thereafter
7% for 5 years and 4% thereafter
8% for 4 years and 4% thereafter
9% for 3 years and 4% thereafter
10% for 2 years and 4% thereafter
Joint Life
4.5% for 7 years and 3.5% thereafter
5.5% for 6 years and 3.5% thereafter
6.5% for 5 years and 3.5% thereafter
7.5% for 4 years and 3.5% thereafter
8.5% for 3 years and 3.5% thereafter
9.5% for 2 years and 3.5% thereafter
On each ILSD and the beginning of each ILWY thereafter, the RWA is equal to the withdrawal option percentage multiplied by the withdrawal base.
154

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Automatic Step-Up Benefit	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary;
3) The highest policy value on a rider monthiversarySM*; or
4) The current WB immediately prior to anniversary processing increased by the growth rate percentage**
* Item 3) is set to zero if there have been any excess withdrawals in the current rider year.
** Item 4) is set to zero after the first 10 years or if there have been any withdrawals in the current rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage after the 5th rider anniversary.
• If the largest value is 1) or 4) above, this is not considered a step-up.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
NOTE: The benefit percentage will also increase if you have crossed into another age band prior to an automatic step-ups after the election date.	On each rider anniversary, the WB will be set to the greatest of:
1) The current WB:
2) The policy value on the rider anniversary; or
3) The highest policy value on a rider monthiversarySM for the current rider year*
* Item 3) is set to zero if there have been any withdrawals that are not ILSW or RMD systematic withdrawals in the current rider year. The highest monthly value is the largest policy value on each rider monthiversary during the rider year.
A step-up will occur if the largest value is either 2) or 3) above. A step-up will allow us to change the rider fee percentage.
• Owner will have a 30 day window after the rider anniversary to reject an automatic step-up if we increase the rider fee.—Must be in writing.
• If an owner rejects an automatic step-up, they retain the right to all future automatic step-ups.
Exercising Rider	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each rider year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
Exercising Death Option: This optional feature may be elected with this rider. Upon the death of an annuitant[2], this rider will pay an additional death benefit amount equal to the excess, if any, of the RDB over the greater of the base policy death benefit or any GMDB.
Exercising the Income Enhancement Option:
If qualifications are met, this optional feature doubles the income benefit percentage until the annuitant[2] is no longer confined (either has left the facility or deceased).
Qualifications:
–Confinement must be due to a medical necessity due to physical or cognitive ailment.
–Must be the annuitant[2] who is confined.
–Waiting period of 1 year from the rider date before the increase in the income benefit percentage is applicable.
–Elimination period is 180 days within the last 12 months which can be satisfied during the waiting period.
–Proof of confinement is required. This may be a statement from a physician or a hospital or nursing facility administrator.
	–Qualification standards can be met again on the annuitant's2 life.	Exercising Base Benefit: The policyholder is guaranteed to be able to withdraw up to the RWA each withdrawal year even if the policy value is zero at the time of withdrawal. The rider benefits cease when the annuitant[2] has died.
155

RIDER GRID VARIATIONS — (Continued)
Rider Name	Retirement Income Choice® 1.2[3]	Income LinkSM3
Rider Form Number[1]	RGMB 35 0109 (w/o IE) RGMB 36 0109 (with IE)	RGMB 39 0110
Income Benefit or Other Benefit Payout Considerations	Growth: Benefit is not elected separately, but is built into the rider. The WB will grow at 5% growth annually. This will only be credited on the rider anniversary for up to 10 rider years. If a withdrawal has occurred in the current rider year the 5% growth will not be applied.
NOTE: There is not an adjustment or credit for partial years of interest. Growth is not accumulated daily. Only calculated at the end of the year if no withdrawals were taken.	Systematic Withdrawal Options:
1. 72t/72q SPO - This allows fixed level payments that will not change for at least 5 years and payments will not exceed RWA. Only 5, 6 and 7 year options available.
2. RMD Only SPO - This allows a modal amount equal to the annual RMD requirement for the current calendar year less all withdrawals taken in current calendar year divided by the number of payments remaining in the calendar year. Will not reduce RWA and is only available prior to ILSD.
3. RWA SPO no RMD kick out - Allows modal payments of the remaining RWA divided by the number of payments remaining in the current withdrawal year. Payments will be adjusted for any step-ups, premium additions or excess withdrawals and will reduce the RWA with each payment.
4. RWA SPO with RMD kick out - This allows for payments equal to #3 above with an additional payment to satisfy the RMD paid on December 27th each calendar year. Modal payments are not affected by this RMD payment.
Rider Upgrade	• Upgrades allowed within a 30 day window following each successive 5th rider anniversary.
• Rider availability and fees may vary at time of upgrade
• Upgrades are subject to issue age restrictions of the rider at the time of upgrade. Currently the maximum upgrade age is 85 years old.
• An upgrade will reset the WB and RDB.
• Rider Fee Percentage will be the fee percentage that applies to the new rider at the time of upgrade.
• Growth percentage will be the percentage available at the time of upgrade.	• No upgrades allowed, however the owner may terminate the existing rider any time after the 5th rider anniversary and add the new rider in place at that time, as long as the covered lives meet the age requirements in effect at that time.
• New rider addition will be subject to issue age restrictions of the rider at the time of termination and re-addition. Currently the maximum age is 80 years old.
• Rider availability and fees are subject to what applies to the new rider being added.
Rider Termination	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed within 30 day window following each successive 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still being offered.	• The rider can be “free looked” within 30 days of issue. The request must be made in writing.
• The rider will be terminated upon policy surrender, annuitization, annuitant[2] death or upgrade.
• The date the policy to which this rider is attached is assigned or if the owner is changed without our approval.
• Termination allowed at any time after the 5th rider anniversary.
• The rider will be terminated the date we receive written notice from you requesting termination.
• After termination, there is no wait period to re-add the rider, assuming the rider is still available.
(1)	Rider form number may be found on the bottom left corner of your rider pages.
(2)	If the rider's Joint Life option has been elected for an additional fee, the benefits and features available could differ from the Single Life Option based on the age of the annuitant's spouse.
(3)	This rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the riders. The application and operation of the riders are governed by the terms and conditions of the rider itself.
156

APPENDIX
Guaranteed Lifetime Withdrawal Benefit
Adjusted withdrawals - Income LinkSM Rider (No Longer Available)
When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:
1.	Withdrawal Base (“WB”)
2.	Rider Withdrawal Amount (“RWA”)
3.	Income LinkSM rider Systematic Withdrawals (“ILSW”)
Withdrawal Base.  Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:
1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and
2)	a pro rata amount, the result of (A / B) * C, where:
A	is the amount in 1 above;
B	is the policy value prior to the withdrawal; and
C	is the withdrawal base prior to the withdrawal.
The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.
Assumptions:
WB = $100,000
RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)
ILSW = $500 per month
Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)
PV = $90,000
Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).
Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.
New withdrawal base:
Step One. The withdrawal base is reduced only by the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.
Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.
1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments
2.	($10,000 / ($90,000)) * $100,000 = $11,111
Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?
$11,111 pro rata amount.
Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?
$100,000 - $11,111 = $88,889
Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.
New rider withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?
$3,000 (the remaining rider withdrawal amount) - ($3,000*11.11%) = $2,667
157

Guaranteed Lifetime Withdrawal BenefitAdjusted withdrawals - Income LinkSM Rider (No
Longer Available) — (Continued)
Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.
New Income LinkSM rider systematic withdrawal amount:
Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.
Question: What is the new Income LinkSM rider systematic withdrawal amount?
$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444
Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444.
158

STATEMENT OF ADDITIONAL INFORMATION
TRANSAMERICA LANDMARKSM VARIABLE ANNUITY
Issued through
SEPARATE ACCOUNT VA B
Offered by
TRANSAMERICA LIFE INSURANCE COMPANY
This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM Variable Annuity offered by Transamerica Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2019, by calling (800) 525-6205, or write us at: Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.
This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.
Dated: May 1, 2019

ii

GLOSSARY OF TERMS
accumulation unit—An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.
adjusted policy value—The policy value increased or decreased by any excess interest adjustment.
Administrative Office—Transamerica Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499, (800) 525-6205.
annuitant - The person on whose life any annuity payments involving life contingencies will be based.
annuity commencement date—The date upon which annuity payments are to commence.
annuity payment option - A method of receiving a stream of annuity payments selected by the owner.
annuity unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.
assumed investment return or AIR—The annual effective rate shown in the contract that is used in the calculation of each variable annuity payment.
beneficiary(ies)—The person(s) who has the right to the death benefit as set forth in the policy.
business day—A day when the New York Stock Exchange is open for regular trading.
cash value - The adjusted policy value less any applicable surrender charge and rider fees (imposed upon surrender).
Code—The Internal Revenue Code of 1986, as amended.
enrollment form—A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.
excess interest adjustment—A positive or negative adjustment to amounts paid out or transferred from the fixed account guaranteed period options prior to the end of the guaranteed period. The adjustment reflects changes in the interest rates declared by us since the date any payment was received by, or an amount was transferred to, the guaranteed period option. The excess interest adjustment can either decrease or increase the amount to be received by the owner upon withdrawals, surrenders or commencement of annuity payments, depending upon whether there has been an increase or decrease in interest rates, respectively. The excess interest adjustment will not decrease the interest credited to your policy below the guaranteed minimum.
excess partial surrender—The portion of a partial surrender (surrender) that exceeds the free amount.
fixed account—One or more guaranteed period options under the policy that are part of our general assets and are not in the separate account.
free amount—The amount that can be withdrawn each year without incurring any surrender charges or excess interest adjustments.
guaranteed lifetime withdrawal benefit - Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income Max® rider and the Retirement Income Choice® 1.6 rider.
guaranteed period options—The various guaranteed interest rate periods of the fixed account which we may offer and into which premium payments may be paid or amounts transferred.
nonqualified policy—A policy other than a qualified policy.
owner (you, your) - The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.
policy date - The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.
policy value—On or before the annuity commencement date, the policy value is equal to the owner's:
•	premium payments; minus
•	gross withdrawals (withdrawals plus or minus excess interest adjustments plus the surrender charge on the portion of the requested withdrawal that is subject to the surrender charge plus taxes (on the withdrawal)); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.
policy year - A policy year begins on the policy date and on each anniversary thereafter.
premium payment—An amount paid to us by the owner or on the owner's behalf as consideration for the benefits provided by the policy.
qualified policy—A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.
separate account—Separate Account VA B, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.
separate account value - The portion of the policy value that is invested in the separate account.
service charge—An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $35, but will not exceed 2% of the policy value.
subaccount - A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.
supportable payment—The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.
surrender charge—A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”
valuation period—The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.
variable annuity payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.
written notice—Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

In order to supplement the description in the prospectus, the following provides additional information about the Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.
THE POLICY—GENERAL PROVISIONS
Owner
The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with our consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.
Unless we have been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.
Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner's estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.
The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.
When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment we have made or action we have taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.
Entire Contract
The entire contract consists of the policy and any application, endorsements and riders. If any portion of the policy or rider attached thereto shall be found to be invalid, unenforceable or illegal, the remainder shall not in any way be affected or impaired thereby, but shall have the same force and effect as if the invalid, unenforceable or illegal portion had not been inserted.
Misstatement of Age or Sex
During the Accumulation Phase. If the age of any person whose life or age a benefit provided under a guaranteed benefit has been misstated, any such benefit will be that which would have been purchased on the basis of the correct age. If that person would not have been eligible for that guaranteed benefit at the correct age, (i) the benefit will be rescinded; and (ii) any charges that were deducted for the benefit will be refunded and applied to the total account value of the policy.
We reserve the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the policy.
After the Annuity Commencement Date. We may require proof of the annuitant’s or owner’s age and/or sex before any payments associated with any benefits are made. If the age or sex of the annuitant and/or owner has been misstated, we will change the payment associated with any benefits payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by us shall be paid in full with the next payment due such person, beneficiary, or payee. The dollar amount of any overpayment made by us due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest specified in your policy, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to us.
Reallocation of Annuity Units After the Annuity Commencement Date
After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, we reserve the right to include the value of those annuity units as part of the transfer. The request must be in writing to our Administrative Office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.
After the annuity commencement date, no transfers may be made from the fixed account to the separate account.
Annuity Payment Options
Note: Portions of the following discussion do not apply to annuity payments under the Initial Payment Guarantee. See the “Stabilized Payments” section of this SAI.
During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by us in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under life income with variable payments for 10 years certain using the existing policy value of the separate account. These default options may be restricted with respect to qualified policies.
The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount we have at the death of a payee. Naming these payees cancels any prior choice of a successor payee.
A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells us in writing and we agree.
Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “Annuity 2000” (male, female and unisex if required by law) mortality table projected for improvement using projection scale G. The rates were projected dynamically using an assumed annuity commencement date of 2005. the “Annuity 2000” mortality rates are adjusted based on improvements in mortality to more appropriately reflect increased longevity. The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary. For certain qualified policies the use of unisex mortality tables may be required.
Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state and Federal law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant's actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.
Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.
Death Benefit
Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or any other proof satisfactory to us will constitute due proof of death. If the annuitant dies after the annuity commencement date, no death benefit is payable and the amount payable will depend on the annuity income option.
Upon receipt in good order of this proof and an election of a method of settlement, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary(ies) to make the payment. The death benefit may be paid as a lump sum, as annuity payments or as otherwise permitted by the Company in accordance with applicable law unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner's spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner's death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner's death and must be made for the new owner's lifetime or for a period certain (so long as any period certain does not exceed the new owner's life expectancy). If the sole new owner is the deceased owner's surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.
Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending us written notice. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by us. We will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.
Death of Owner
Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See the TAX INFORMATION section in the prospectus for more information about these rules. Other rules may apply to qualified policies.
Assignment
During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on us until a copy has been filed at its Administrative Office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. We assume no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.
Unless you so direct by filing written notice with us, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary's creditors.
Ownership under qualified policies is restricted to comply with the Code.
Evidence of Survival
We reserve the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until we receive such evidence.
Non-Participating
The policy will not share in our surplus earnings; no dividends will be paid.
Amendments
No change in the policy is valid unless made in writing by us and approved by one of our officers. No registered representative has authority to change or waive any provision of the policy.
We reserve the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.
Employee and Agent Purchases
The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of ours or our affiliated companies or their immediate family. In such a case, we in our discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs we experience on those purchases. We may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.
Present Value of Future Variable Payments
The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).
Stabilized Payments
If you have selected a payout feature that provides for stabilized payments (e.g., the Initial Payment Guarantee), please note that the stabilized payments remain level throughout each year and are adjusted on your annuitization anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The annuity units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On the anniversary of your annuity commencement date we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance of the subaccounts will be increased because more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance of the subaccounts will be decreased because fewer variable annuity units are credited to you. If the Initial Payment Guarantee is chosen, then the stabilized variable annuity payment will equal the greater of the guaranteed payment or the supportable payment at that time.
The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.
Hypothetical Changes in Annuity Units with Stabilized Payments*
♦Assumed Investment Rate = 5.0% ♦Life & 10 Year Certain ♦Male aged 65 ♦First Variable Payment = $500
	Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments In Annuity Units	Cumulative Adjusted Annuity Units
At Issue: January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052
*	The total separate account expenses and portfolio expenses included in the calculations are 2.25% (2.25% is a hypothetical figure). If higher (or lower) expenses were charged, the numbers would be lower (or higher).

INVESTMENT EXPERIENCE
A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.
Accumulation Units
Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.
Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the Administrative Office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.
An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.
The net investment factor for any subaccount for any valuation period is determined by dividing (A + B - C) by (D) and subtracting (D) from the result, where the net result of:
A	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus
B	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus
C	a per share credit or charge for any taxes determined by us to have resulted during the valuation period from the investment operations of the subaccount;
D	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and
E	is an amount representing the separate account charge and any optional benefit fees, if applicable.
Illustration of Separate Account Accumulation Unit Value Calculations
Formula and Illustration for Determining the Net Investment Factor
Net Investment Factor =	(A + B - C)	- E
D

Where:
A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
Assume A = $11.57
B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
Assume B = 0
C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
Assume C = 0
D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
Assume D = $11.40
E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.95% on an annual basis; On a daily basis, this equals 0.000052912.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.000052912 = Z = 1.014859369
(11.40)
Formula for Determining Accumulation Unit Value
Accumulation Unit Value = A * B
Where:
A =	The accumulation unit value for the immediately preceding valuation period.
Assume A = $X
B =	The net investment factor for the current valuation period.
Assume B = Y
Then, the accumulation unit value = $X * Y = $Z
Annuity Unit Value and Annuity Payment Rates
The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to A multiplied by B multiplied by C, where:
A	is the variable annuity unit value for the subaccount on the immediately preceding business day;
B	is the net investment factor for that subaccount for the valuation period; and
C	is the assumed investment return adjustment factor for the valuation period.
The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.
The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:
(i)	is the result of:
(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which we determine to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. (For calculating Initial Payment Guarantee annuity payments, the factor is higher at a rate of 2.50%).
The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.
The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Calculations for Annuity Unit
Value and Variable Annuity Payments
Formula for Determining Annuity Unit Value
Annuity Unit Value = A * B * C
Where:
A =	Annuity unit value for the immediately preceding valuation period.
Assume A = $X
B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.
Assume B = Y
C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.
Assume C = Z
Then, the annuity unit value is: $X * Y * Z = $Q
Formula for Determining Amount of
First Monthly Variable Annuity Payment
First monthly variable annuity payment =	A * B
$1,000

Where:
A =	The adjusted policy value as of the annuity commencement date.
Assume A = $X
B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.
Assume B = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000
Formula for Determining the Number of Annuity Units
Represented by Each Monthly Variable Annuity Payment
Number of annuity units =	A
B

Where:
A =	The dollar amount of the first monthly variable annuity payment.
Assume A = $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
Assume B = $Y

Then, the number of annuity units =	$X	= Z
$Y
PERFORMANCE
We periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges. These figures may also reflect the premium enhancement, if any.
Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.
Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.
HISTORICAL PERFORMANCE DATA
Money Market Yields
We may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula.
Current Yield = ((NCS * ES)/UV) * (365/7)
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.
Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made. Surrender charges are based on the number of years since the date the premium payment was made, not the policy issue date.
We may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula.
Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1
Where:
NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES	=	Per unit expenses of the subaccount for the 7-day period.
UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.
Total Returns
We may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.
Total returns will be calculated using subaccount unit values which we calculate on each business day based on the performance of the separate account's underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula.
P (1 + T)N = ERV
Where:
T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.
Other Performance Data
We may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.
We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%.
CTR = (ERV / P)-1
Where:
CTR	=	The cumulative total return net of subaccount recurring charges for the period.
ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.
P	=	A hypothetical initial payment of $1,000.
All non-standard performance data will only be advertised if the standard performance data is also disclosed.
Adjusted Historical Performance Data
From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.
PUBLISHED RATINGS
We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect our financial strength. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.
STATE REGULATION OF US
We are subject to the laws of jurisdiction governing insurance companies and to regulation by the jurisdiction Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering our operations for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves so that the Department may determine the items are correct. Our books and accounts are subject to review by the Department of Insurance at all times, and a full examination of our operations are conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which it may operate.
ADMINISTRATION
We perform administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.
RECORDS AND REPORTS
All records and accounts relating to the separate account will be maintained by us. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, we will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments we send to you) you may only receive quarterly confirmations.
DISTRIBUTION OF THE POLICIES
We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below).
TCI's home office is located at 1800 California St. Suite 5200 Denver, Colorado 80202. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.
The policies were offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.
We and our affiliates provide paid-in capital to TCI and pay for TCI's operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI's assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2018, 2017 and 2016 the amounts paid to TCI in connection with all policies sold through the separate account were $62,731,496, $67,744,515 and $63,974,281, respectively.
We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) marketing allowances, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. Differences in compensation paid to a selling firm or its sales representatives for selling one product over another may create conflicts of interests for such firms or its sales representatives.

VOTING RIGHTS
To the extent required by law, we will vote the underlying fund portfolios' shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we will determine that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.
Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.
After the annuity commencement date, you have the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person's number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.
The number of votes that you have the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. We will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by us in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.
Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.
OTHER PRODUCTS
We make other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.
CUSTODY OF ASSETS
We hold assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from our general account assets. We maintain records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by our fidelity bond, presently in the amount of $5,000,000, covering the acts of our officers and employees.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the Separate Account VA B, as of December 31, 2018, and for the years ended December 31, 2018 and 2017, and the statutory-basis financial statements and schedules of Transamerica Life Insurance Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
OTHER INFORMATION
A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS
Separate Account
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.
The Company
Transamerica Life Insurance Company (“TLIC”) did not maintain effective internal controls over the processes and procedures related to the appropriate accounting for intercompany/affiliated reinsurance, which limited their ability to detect and correct presentation errors. This aggregated deficiency resulted in a material weakness, and is not expected to have any material impact on our ability to perform our obligations under the terms of your contract. We are in the process of remediating this material weakness by enhancing the level of the processes and procedures related to intercompany/affiliated reinsurance. We believe that these enhanced processes and procedures will effectively remediate the material weakness, but the material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and management has concluded, through testing, that these controls are operating effectively.
FINANCIAL STATEMENTS FOR MERRILL LYNCH
The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the ML subaccounts of Separate Account VA B, which are available for investment by Transamerica LandmarkSM Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of us to meet our obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

APPENDIX
CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 46,933.885 47,193.448 49,674.121 52,674.226
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 22,964.379 23,101.307 23,905.985 52,520.293
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 84,912.448 88,557.826 92,509.807 121,575.675

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 6,717.500 6,762.180 6,807.003 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 11,071.970 11,133.207 11,718.410 205,776.524
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 46,164.191 526,446.810 531,893.499 531,590.170
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 413,859.639 1,013,995.665 1,160,664.773 790,528.677
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 9,027.685 426,857.029 478,251.510 777,986.243
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 17,010.561 17,104.639 18,003.731 19,091.078
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 421,016.513 423,344.915 455,585.217

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 1,355,737.959 463,518.460 464,384.753 448,930.578
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 317,212.857 328,287.611 258,699.142 101,995.049
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	$1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875	$2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649	$2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	$1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,864.799 5,864.799
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020	$2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,623.407 3,623.407
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891	$2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264	$2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159	$3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671	$2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	$1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267	$1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,934.519 12,934.519
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359	$1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644	$4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644	$1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564	$2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,814.466 2,814.466
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574	$1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343	$0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 3,605.290 3,605.290

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274	$1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641	$1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.328273 $2.166693	$2.013889 $2.328273	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724	$2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223	$2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563	$0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465	$1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692	$1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420	$2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,878.884 2,878.884

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.085513 $2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904	$2.981400 $3.085513 $2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,262.005 4,262.005
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040	$1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 83,775.596 123,020.028
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162	$1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890	$1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,339.499 139,438.845
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950	$1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 62,843.993 29,230.606
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036	$2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831	$0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,189.865 12,119.380
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	$1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	$1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496	$3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009 2008	$2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657 $1.469806	$2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059	$1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 71,510.801 114,559.978
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	$1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666	$3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.636971 $2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283	$2.477729 $2.636971 $2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757	$1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date October 25, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982	$1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314	$2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073	$1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623	$2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635	$2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437	$1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988	$2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812	$2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555	$1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990	$1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768	$1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399	$3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488	$1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789	$2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708	$1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878	$0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712	$2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615	$1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267	$2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243	$2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057	$0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847	$1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238	$1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183	$2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.610390 $1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145	$2.535622 $2.610390 $1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244	$1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031	$1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554	$1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424	$1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935	$2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270	$0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.387945 $1.248525 $1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540 $0.991628	$1.298080 $1.387945 $1.248525 $1.227965 $1.275725 $1.245227 $1.140391 $1.073726 $1.079859 $0.995540	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.563713 $1.346882 $1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731 $0.988759	$1.422454 $1.563713 $1.346882 $1.313109 $1.388844 $1.363186 $1.171166 $1.071485 $1.105944 $0.998731	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214 $1.000000	$1.173517 $1.231311 $1.134082 $1.111040 $1.171809 $1.106791 $0.988214	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432	$3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337	$2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.243021 $1.132148 $1.096316 $1.148026 $1.086478 $0.991308 $1.000000	$1.133417 $1.243021 $1.132148 $1.096316 $1.148026 $1.086478 $0.991308	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.198811 $1.108130 $1.077165 $1.122567 $1.053664 $0.994180 $1.000000	$1.114135 $1.198811 $1.108130 $1.077165 $1.122567 $1.053664 $0.994180	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.287448 $1.144123 $1.113284 $1.176783 $1.128737 $0.986143 $1.000000	$1.164538 $1.287448 $1.144123 $1.113284 $1.176783 $1.128737 $0.986143	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224	$1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389	$3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043	$2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.545539 $2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895	$2.405282 $2.545539 $2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759	$1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561	$2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	$1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706	0.000 0.000 0.000 0.000 60,562.823 245,262.879 337,480.036 363,877.726 262,294.333 103,789.700
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422	$2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421	0.000 0.000 0.000 1,249.361 6,370.204 25,704.889 26,251.684 59,933.524 34,694.280 6,670.364
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151	$2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043	0.000 0.000 0.000 0.000 0.000 40,598.369 53,364.972 53,883.428 55,482.337 9,740.951

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 0.000 1,936.519 244,720.654 616,091.722 363,634.860 399,555.105 410,170.933 9,853.129
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 0.000 7,129.967 30,758.766 67,547.558 196,493.649 311,630.059 271,435.858 178,316.348 11,523.364
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 0.000 9,906.878 9,940.815 50,247.444 46,852.151 41,038.620 45,743.723 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 7,650.508 18,333.435 18,420.277 24,466.380 18,383.823 7,905.858 7,951.527 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 0.000 12,946.734 12,990.981 40,716.091 19,754.492 6,666.278 6,674.627 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	$1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667	0.000 0.000 0.000 0.000 57,824.666 261,263.794 267,630.442 326,248.227 330,382.780 121,447.343

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627	$2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952	0.000 0.000 5,120.961 13,517.934 26,077.949 109,059.350 96,861.049 131,111.092 129,326.667 150,157.435
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193	$2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385	0.000 0.000 0.000 0.000 11,623.077 39,563.698 40,041.672 44,423.073 12,435.034 1,696.004
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615	$2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989	0.000 0.000 0.000 0.000 18,135.749 54,620.705 69,646.166 82,426.511 40,757.537 21,798.944
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116	$3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089	0.000 0.000 0.000 0.000 15,824.179 19,945.182 26,429.487 29,397.521 37,549.773 78,368.166
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986	$2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212	0.000 0.000 5,235.215 8,097.766 16,729.481 27,411.121 29,712.031 71,985.119 38,941.226 27,653.352
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	$1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066	0.000 0.000 0.000 0.000 18,408.230 87,150.167 332,353.663 367,376.766 363,672.028 314,913.565

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535	$1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076	0.000 0.000 0.000 0.000 229,677.022 306,207.774 532,452.950 613,275.675 296,664.630 149,924.450
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261	$1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897	0.000 0.000 0.000 0.000 0.000 47,202.742 49,378.036 102,618.677 72,672.068 32,958.212
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 5,887.222
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241	$4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 10,097.410 10,854.543 10,954.259
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183	$1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350	0.000 0.000 0.000 0.000 13,785.189 22,595.471 35,966.172 48,347.721 41,651.846 23,411.310
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355	$3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124	0.000 0.000 0.000 0.000 0.000 42,553.658 50,833.855 68,182.373 66,643.664 22,807.141

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800	$1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404	0.000 0.000 0.000 0.000 0.000 32,769.857 51,111.958 92,054.707 79,233.535 48,365.398
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 0.000 0.000 30,703.945 294,757.632 266,864.001 267,891.252 396,458.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392	$0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210	0.000 0.000 0.000 4,888.550 9,707.539 41,667.225 81,311.822 187,795.451 130,600.395 8,344.313
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998912	$0.952090	0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370	$1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063	0.000 0.000 0.000 3,833.654 9,214.804 65,598.706 152,044.124 227,263.178 144,904.080 72,182.379
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917	$1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725	0.000 0.000 6,485.180 6,990.537 46,250.706 155,732.767 114,907.730 402,875.104 843,366.220 342,297.735

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917	$1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725	0.000 0.000 0.000 0.000 0.000 39,067.695 97,861.531 470,400.071 1,266,155.447 2,669,122.258
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.130350 $9.903918 $9.492901 $9.999457	$10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.348444 $2.183096	$2.037341 $2.348444	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302	$2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309	0.000 0.000 5,876.012 6,032.157 55,202.990 133,807.362 159,845.178 251,742.450 135,582.715 73,186.888
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.597600 $10.426903 $9.998377	$11.691544 $12.597600 $10.426903	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 0.000 31,334.426 39,371.822 322,029.738 2,078,518.196 2,910,738.710 3,124,429.550 2,480,620.015 658,412.645
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.380201 $8.982319 $9.178822 $9.861041 $9.998372	$9.141125 $10.380201 $8.982319 $9.178822 $9.861041	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760	$2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055	0.000 0.000 5,187.132 6,973.374 9,122.159 34,913.326 38,233.178 66,557.596 51,737.748 17,752.026

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718	$0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514	0.000 0.000 7,981.342 225,770.001 970,640.600 113,999.812 189,563.005 673,707.215 654,619.853 440,000.123
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059	$1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440	0.000 0.000 17,086.460 26,216.820 211,757.249 581,557.277 643,148.320 537,145.610 240,393.582 31,207.477
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.187741 $10.111778 $9.998377	$10.679382 $11.187741 $10.111778	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.774836 $10.180726 $9.998377	$11.091317 $11.774836 $10.180726	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 0.000 56,561.520 127,668.425 228,417.833 650,897.400 908,159.310 807,395.544 670,712.869 328,853.904
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425	$1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585	0.000 0.000 0.000 0.000 0.000 7,128.697 10,302.148 6,190.182 3,482.247 13,048.971
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.992002 $9.998252	$9.227959 $10.992002	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 16,291.653 59,625.383 79,642.293 251,263.537 210,629.999 226,873.650 77,935.096 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047	$2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778	0.000 0.000 0.000 0.000 4,928.799 65,928.354 64,195.169 74,662.312 76,626.513 15,674.903
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.221349 $2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687	$3.121870 $3.221349 $2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798	0.000 0.000 0.000 3,607.482 3,672.944 24,083.116 47,471.835 44,929.877 56,504.693 30,425.502
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129	$1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595	0.000 0.000 58,881.280 116,250.584 313,047.368 1,237,252.021 2,657,882.571 4,197,895.985 5,944,969.214 4,505,718.814
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875	$2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319	0.000 0.000 0.000 7,441.570 88,650.977 230,809.927 240,111.717 260,999.898 674,959.724 571,928.006
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219	$1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041	0.000 0.000 28,372.048 50,690.434 605,056.980 1,763,984.107 5,652,130.815 10,718,247.125 14,828,463.187 16,765,444.188
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464	$1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267	0.000 0.000 20,747.493 67,009.340 1,007,084.616 2,243,775.898 4,758,048.192 7,910,917.190 10,241,192.532 10,411,653.390

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 16,575.360 112,283.831 116,574.772 151,637.916 99,455.338
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564	$2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179	0.000 0.000 0.000 0.000 0.000 0.000 7,513.629 7,821.188 3,993.082 1,031.675
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168	$0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938	0.000 0.000 17,246.509 19,046.225 474,565.481 786,394.216 1,176,675.501 1,852,252.336 2,677,758.302 2,664,470.878
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 0.000 0.000 47,656.270 33,107.219 32,000.419 32,439.522 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 166,530.117 201,646.504 253,722.511 320,710.790 134,769.415 21,032.357
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 7,247.406 7,474.169 9,396.120 9,877.384 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 16,019.953 33,567.793 73,201.228 15,144.491

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996964	$0.892687	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.289311 $1.236716	$1.254362 $1.289311	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	$1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235	0.000 0.000 156,313.805 337,006.885 724,135.306 1,093,632.043 1,568,357.879 1,373,782.909 1,041,894.057 745,788.996
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 17,031.136 62,251.751 146,471.778 327,315.337 318,493.940 271,658.618 98,792.989 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	$1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778	0.000 0.000 339,015.000 511,981.215 949,496.870 1,700,924.605 1,858,479.387 1,874,366.485 1,536,145.686 1,109,171.392
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 14,227.660 44,100.256 45,095.917 46,951.932 30,575.853
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780	$3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606	0.000 0.000 0.000 0.000 0.000 18,518.796 14,693.788 29,309.477 12,627.381 21,794.885
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952	$2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116	0.000 0.000 15,217.942 0.000 113,158.874 70,933.139 199,995.869 233,342.416 211,459.991 394,601.103

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 16,470.343 35,580.111 82,070.687 60,680.872 43,547.220 107,850.937 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 11,987.035 32,767.147 36,137.021 37,990.988 56,243.223 36,164.268 36,364.276 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 33,843.289 33,846.109 51,620.742 320,940.319 318,160.921 36,488.976 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622	$1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885	0.000 0.000 4,712.578 67,192.878 221,590.363 690,472.529 1,143,952.389 1,299,130.000 1,221,105.752 781,038.096
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 5,884.258 39,050.449 52,859.999 75,894.851 56,851.024 21,784.880
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 0.000 202,300.104 253,720.741 157,048.980 1,565,761.524 1,916,113.534 65,291.723 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 8,123.129 189,340.644 377,613.843 466,643.895 401,437.383
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 15,742.407 143,425.616 782,234.651 1,615,166.634 1,469,688.704 417,167.608
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 79,678.237 277,943.113 495,458.405 557,113.561 262,358.929 2,487.550
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	$1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394	0.000 0.000 0.000 4,824.654 4,892.394 54,388.769 61,211.230 108,742.008 82,095.728 13,148.568
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007	$3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005	0.000 0.000 0.000 7,252.958 17,931.895 52,776.700 55,876.958 73,553.618 54,264.057 84,877.519
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.753044 $2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883	$2.594441 $2.753044 $2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249	0.000 0.000 0.000 0.000 0.000 0.000 7,097.056 7,085.373 9,074.441 1,863.936

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $0.719388	$1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230	0.000 0.000 7,131.193 6,622.620 6,077.710 9,905.730 26,349.115 61,712.612 55,787.727 55,234.420
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.159631 $9.998252	$10.378371 $11.159631	0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743	$2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040	0.000 0.000 0.000 2,366.467 382.495 21,809.508 31,161.293 51,300.048 35,400.143 25,461.426

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	$1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390	758,220.454 785,360.113 871,146.993 1,083,020.726 1,158,010.022 1,235,887.235 1,136,419.390 1,104,510.991 1,074,224.979 1,104,617.535
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	2,453,522.278 2,693,643.405 2,933,367.266 2,948,432.688 2,305,856.452 1,928,349.675 615,852.079 303,630.852 100,194.465 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	267,593.958 270,062.249 130,851.238 149,084.013 151,705.063 154,294.550 512,560.812 250,261.730 162,654.183 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	$1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399	1,015,461.326 1,071,327.956 2,062,190.668 1,207,940.535 1,418,019.962 1,470,965.083 1,100,727.743 869,676.670 852,116.283 758,998.175
Franklin Allocation VIP Fund - Class 4(3) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	$1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784	939,641.323 1,096,442.487 1,234,196.824 1,543,493.589 1,622,409.517 1,676,166.461 1,631,267.011 1,640,785.303 1,675,339.612 1,649,520.594
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	13,226.401 13,888.531 14,525.523 15,185.746 15,869.488 16,532.432 10,468.530 17,591.812 25,512.853 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322 $1.126486	$1.182269 $1.205282 $1.200396 $1.222031 $1.248053 $1.218514 $1.273956 $1.238666 $1.177000 $1.151322	306,883.687 314,327.166 190,176.722 418,206.799 426,807.974 441,399.465 748,938.476 540,491.937 561,137.240 974,277.080
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.144919 $9.912032 $9.496038 $9.999471	$10.294172 $11.144919 $9.912032 $9.496038	12,473,042 13,795.268 7,176.951 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.608635 $10.430920 $9.998417	$11.707575 $12.608635 $10.430920	6,369,736 6,581.949 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$9.219639 $10.191636 $9.234885 $9.379647 $9.901652	3,703,238 7,240.772 2,132.607 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.396260 $8.991805 $9.184016 $9.861758 $9.998413	$9.159804 $10.396260 $8.991805 $9.184016 $9.861758	17,693.020 19,098.449 54,610.050 52,143.224 9,165.777

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323 $1.047238	$0.870963 $0.880626 $0.897718 $0.915134 $0.932934 $0.951082 $0.969581 $0.988547 $1.007723 $1.027323	546,522.372 575,474.333 760,148.271 734,489.204 678,841.061 637,352.093 4,933,920.653 5,195,940.992 1,356,986.669 1,578,466.270
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558 $1.000000	$1.357546 $1.448296 $1.348114 $1.347518 $1.379585 $1.334980 $1.273324 $1.227163 $1.230558	258,580,913 283,097.325 369,056.829 437,366.373 555,476.552 396,227.051 377,051.307 415,622.009 276,950.883
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.197545 $10.115681 $9.998417	$10.694024 $11.197545 $10.115681	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.785148 $10.184643 $9.998417	$11.106521 $11.785148 $10.184643	1,466.407 1,578.691 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.995615 $9.998292	$9.235542 $10.995615	1,716.965 3,675.077
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247 $0.979668	$1.471554 $1.567519 $1.419609 $1.387493 $1.445555 $1.445576 $1.350946 $1.284960 $1.279792 $1.200247	1,878,891.391 1,942,638.737 2,135,987.340 2,868,064.823 3,835,528.571 4,325,143.182 4,565,660.711 4,531,924.403 7,634,315.262 7,265,720.730
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589 $0.961203	$1.718465 $1.890572 $1.612898 $1.547500 $1.618455 $1.610601 $1.379332 $1.274183 $1.329232 $1.205589	8,269,220.137 8,972,222.486 9,728,889.851 11,150,020.284 11,787,842.843 12,257,176.242 12,075,546.416 12,458,983.370 12,497,748.195 12,668,302.571
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994 $0.988819	$1.625141 $1.750662 $1.536941 $1.488591 $1.556163 $1.546150 $1.392087 $1.300858 $1.322304 $1.223994	2,855,812.609 3,251,925.030 3,204,251.936 3,739,860.278 3,988,110.983 4,472,833.363 5,020,553.742 5,044,233.756 5,880,502.101 4,773,636.635

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493 $0.683054	$0.988557 $1.144261 $0.960328 $0.968571 $1.006441 $1.034225 $0.937530 $0.849823 $0.936974 $0.866493	2,621,494.078 3,243,383.295 2,990,689.241 3,190,167.921 3,445,579.914 3,513,310.349 3,049,460.677 2,982,751.609 3,851,805.352 3,563,928.078
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932 $1.000000	$1.104269 $1.164526 $1.074682 $1.102980 $1.148341 $1.079194 $1.005932	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988 $1.000000	$1.155433 $1.236609 $1.113574 $1.146564 $1.204448 $1.135095 $1.000988	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	$1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999	1,394,423.001 2,322,812.430 2,555,702.397 2,780,680.610 2,895,216.679 3,780,960.362 4,182,466.850 4,413,619.976 4,452,796.220 4,772,916.670
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	30,431.352 31,213.436 113,535.514 123,952.390 117,494.186 138,011.015 6,758.802 148,325.817 284,588.732 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	$1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488	5,194,384.506 6,323,538.264 6,977,985.996 7,323,041.076 7,910,166.240 8,398,966.548 5,083,575.292 4,933,724.532 4,716,494.561 5,522,508.291
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494 $1.000000	$1.180802 $1.237739 $1.138890 $1.114645 $1.174447 $1.108196 $0.988494	0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041 $0.930174	$2.135625 $2.265959 $2.029582 $1.922244 $1.960975 $1.809279 $1.566437 $1.420983 $1.396253 $1.149041	816,332.359 917,643.711 909,016.910 986,578.812 1,651,958.127 1,637,503.444 1,610,887.296 1,697,975.902 461,605.110 337,708.225
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156 $1.072024	$1.346328 $1.386860 $1.351068 $1.344079 $1.363236 $1.332021 $1.396607 $1.326819 $1.276669 $1.217156	1,933,617.982 1,983,280.717 1,934,985.324 2,238,851.563 2,664,658.028 2,925,699.382 3,693,534.504 3,256,912.149 3,452,836.914 3,589,127.295
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	250,018.288 306,772.121 438,126.848 459,022.428 477,930.854 567,426.167 230,370.048 223,939.067
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285 $0.658706	$1.943196 $2.242263 $1.983251 $1.673614 $1.754214 $1.704341 $1.277274 $1.122275 $1.177784 $0.923285	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.163297 $9.998292	$10.386896 $11.163297	5,422.094 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	$1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456	66,070.202 70,648.563 62,633.815 78,137.665 487,867.233 715,014.101 992,565.057 1,117,476.869 537,502.793 231,591.510

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906	$2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832	21,873.563 14,110.668 10,944.772 11,605.733 176,330.712 291,684.880 106,703.964 139,832.467 20,590.653 89,035.336
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485	$2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173	0.000 0.000 0.000 0.000 0.000 0.000 72,656.211 89,376.385 29,362.878 29,515.643
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	11,010,435 11,021.420 4,567.191 54,395.713 652,115.967 2,306,259.256 2,267,560.879 2,308,679.114 1,446,302.422 14,254.269
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	90,652,168 91,163.448 98,182.206 165,505.300 293,326.633 779,670.502 958,608.272 966,534.467 509,655.462 10,772.689
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	107,816.841 61,330.518 6,762.209 79,618.931 238,343.308 384,391.334 238,626.594 233,200.022 186,295.401 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	270,430.622 283,266.675 288,777.062 297,731.786 389,314.341 612,474.368 362,723.178 315,474.915 167,432.006 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	247,944.360 241,297.284 63,031.727 170,423.680 277,479.458 521,640.108 301,147.958 299,867.110 113,695.708 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	$1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620	283,083.233 292,095.259 284,294.752 370,923.590 466,430.726 507,026.748 646,019.503 831,308.216 1,640,445.453 334,924.587
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835	$2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858	373,610.886 385,327.820 394,003.500 490,523.374 588,312.654 744,796.126 653,783.071 648,901.720 633,355.150 727,552.357
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067	$1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706	98,389.118 132,198.055 135,151.112 146,202.936 235,610.895 279,829.090 311,101.206 531,580.705 541,557.169 364,857.087
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095	$2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926	18,189.107 19,480.211 20,105.045 20,114.705 29,555.794 99,502.803 99,841.557 344,866.791 256,993.322 230,440.551
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665	$3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865	294,226.885 267,536.490 330,387.857 322,473.308 413,433.869 470,022.157 454,687.225 525,038.443 630,656.130 970,335.362

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474	$2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287	86,021.687 135,384.959 94,356.321 67,453.957 88,023.032 124,484.962 104,522.211 148,617.310 118,936.185 121,456.047
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	$1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890	0.000 0.000 0.000 0.000 188,750.251 774,079.552 1,615,269.534 1,727,041.417 1,510,908.194 889,794.353
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732	$1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743	377,088.529 402,824.385 405,293.313 470,788.397 1,031,450.507 1,485,539.429 1,920,062.073 2,110,261.582 1,832,571.028 977,072.049
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212	$1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749	25,372,323 25,416.874 25,461.539 25,506.316 215,985.953 229,706.184 250,835.638 375,511.865 354,796.382 373,958.077
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	987,574 1,277.382 2,157.908 6,058,937 34,635.445 35,747.126 37,614.371
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732	$3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028	4,018.904 4,107.592 11,793.446 12,430.330 15,278.738 17,631.179 24,264.043 51,677.289 57,980.150 43,648.341

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515	$1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171	19,888.911 21,549.617 23,136.847 23,887.706 41,984.652 108,022.454 122,337.322 206,053.002 436,311.054 106,525.241
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096	$2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037	63,387.103 70,211.465 71,464.483 72,379.848 99,897.691 117,672.585 138,124.752 160,627.027 120,153.011 126,642.023
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621	$1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857	32,087.284 35,837.223 36,125.638 36,129.387 110,846.608 275,096.763 328,980.315 481,024.769 541,901.827 275,430.903
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	9,811.339 10,292.227 6,702.204 15,852.109 166,806.093 360,650.644 365,179.183 456,133.511 519,664.773 32,520.335
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431	$0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606	55,873.269 58,738.101 61,798.782 61,804.170 97,316.959 219,248.826 259,442.955 330,229.509 280,141.344 579,810.392
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998917	$0.953355	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729	$2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616	$1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433	77,008.947 81,000.326 76,367.860 149,332.753 355,072.059 738,883.663 983,941.103 956,590.350 479,711.133 282,045.323
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073	$1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	$1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620	29,647.779 36,760.712 57,433.917 109,635.753 418,629.652 1,751,484.585 8,914,863.918 9,682,973.249 5,834,519.964 3,239,390.262
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	$1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620	0.000 0.000 32,090.143 32,588.837 0.000 14,305.159 287,061.134 702,896.269 2,121,677.359 5,177,468.178
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.188748 $9.936436 $9.505430 $9.999511	$10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 8,534.920

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240	$2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286	811.644 39,285.543 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233	$2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606	923,276.162 1,191,422.978 1,244,978.594 1,426,923.664 1,437,436.225 1,328,006.664 1,381,600.694 1,341,200.392 1,412,709.355 1,408,848.979
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.641717 $10.442962 $9.998538	$11.755682 $12.641717 $10.442962	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	452,363.427 576,008.074 630,539.572 806,327.545 4,147,466.073 11,526,971.602 13,412,444.098 16,033,378.154 11,804,994.485 3,315,301.590
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.444443 $9.020236 $9.199535 $9.863908 $9.998534	$9.215893 $10.444443 $9.020236 $9.199535 $9.863908	0.000 0.000 0.000 3,032.414 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410	$2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381	$2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493	133,185.484 266,571.648 266,310.931 334,426.329 360,564.522 462,678.021 419,988.877 505,590.630 370,794.705 526,283.600
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.0378832 $1.055212	$0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328	$0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906	353,800.839 637,525.216 2,641,430.576 1,362,358.894 3,196,967.469 4,128,181.273 4,439,245.368 4,437,086.589 4,725,145.095 3,667,996.341
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077	$1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501 $1.016333	$1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309501	85,472.707 106,099.270 257,910.376 464,394.698 1,654,399.595 2,286,283.032 2,264,294.880 1,954,715.330 548,884.514 470,782.112
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.226947 $10.127373 $9.998538	$10.737988 $11.226947 $10.127373	0.000 0.000 29,277.136
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.816084 $10.196412 $9.998538	$11.152173 $11.816084 $10.196412	0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	482,267.864 520,466.594 583,957.547 1,513,517.479 2,732,770.016 4,424,951.607 4,432,268.563 3,639,232.481 2,076,094.034 2,923,217.886
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430	$1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470	$1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029	89,457.450 118,374.442 106,311.641 101,735.519 111,887.776 129,324.220 136,885.422 164,719.396 112,469.933 160,577.658
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.006468 $9.998413	$9.258355 $11.006468	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	118,497.046 114,153.328 405,226.707 372,586.172 711,041.317 688,366.151 798,038.803 433,614.061 170,107.693 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441	$2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953	$2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099	151,586.478 135,774.591 125,966.508 121,234.668 108,224.497 119,705.919 126,484.076 127,224.932 68,633.515 62,864.957
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.712703 $2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700	$2.641518 $2.712703 $2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.315444 $2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373	$3.219406 $3.315444 $2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166	59,963.173 87,088.872 93,245.357 94,406.509 111,823.553 140,849.041 214,273.479 290,656.021 430,835.717 81,411.224
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217	$1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362	$1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226	978,562.083 1,047,573.140 1,119,473.068 1,560,957.407 3,451,966.148 10,472,053.150 17,064,243.015 22,765,336.265 27,849,732.178 25,050,219.818
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787	$1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908	$2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306	1,099,503.921 1,135,202.494 1,149,166.998 2,129,102.920 2,728,923.359 2,623,302.696 2,578,297.819 2,515,733.981 3,121,189.765 3,475,662.838
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584	$1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595	$2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322	3,779,191.302 3,877,842.459 4,004,817.563 4,642,273.873 6,311,787.048 9,237,579.655 16,916,868.320 35,285,125.285 49,222,170.615 53,086,963.265
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230	$1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012	$1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545	2,308,606.974 2,427,356.916 2,980,756.370 4,367,719.399 9,469,001.803 15,558,605.858 21,613,231.968 31,724,075.074 36,520,423.233 38,045,011.423
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	98,940.588 138,167.733 142,921.668 422,340.538 213,642.512 230,555.229 272,210.301 96,165.811

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014	$2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074	$2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866	22,220.698 26,837.435 20,671.143 40,807.799 31,556.975 44,960.873 44,253.864 46,347.639 60,922.227 44,837.725
TA JPMorgan International Moderate Growth - Service Class(9) Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764	$1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200	678,587.248 671,987.108 593,494.703 1,003,411.775 1,205,100.304 2,126,793.201 5,562,154.106 10,145,713.693 14,030,029.809 12,870,949.721
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	138,438.580 144,087.545 120,355.645 213,011.128 42,186.012 47,225.009 30,125.685 31,091.417 15,915.819 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	47.623 48.591 289,942.355 860,929.092 1,491,326.187 1,759,582.319 1,417,242.334 359,282.870
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 167,761.108 314,733.956 291,412.988 301,923.360 76,149.312

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 51,039.541 203,585.697 260,644.468 182,381.950 112,449.035
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996969	$0.893865	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.306288 $1.251588	$1.273387 $1.306288	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	$1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286	0.000 0.000 627,849.145 2,182,237.004 5,468,233.712 8,073,319.833 8,487,502.316 7,728,505.730 5,012,986.656 1,804,911.954
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	1,809.220 176,933.230 217,599.743 615,506.599 2,044,822.472 5,080,984.598 4,997,181.245 4,315,795.576 2,138,944.804 19,935.886
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	$1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619	0.000 0.000 494,082.402 1,714,831.447 3,895,963.447 6,531,659.962 6,526,640.077 8,106,995.978 6,214,419.658 3,983,771.635
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 64,327.833 207,912.490 283,583.761 200,443.532 30,660.904
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520	$3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802	$3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848	49,771.510 37,290.912 2,313.794 29,525.986 315,499.246 372,129.008 372,525.168 393,381.648 105,472.364 64,446.336
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991	$2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965	$2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127	189,899.706 216,878.368 228,821.871 316,474.689 449,304.256 775,807.686 1,394,998.932 1,641,786.814 1,604,784.231 1,016,051.229
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	11,667.051 12,258.753 119,651.461 153,431.029 300,354.594 439,753.736 346,523.951 961,294.619 1,046,269.085 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	113,430.484 120,692.312 141,900.122 145,151.305 337,470.059 405,667.017 418,748.092 357,136.098 148,851.255 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	55.819 56.954 13,218.125 50,552.639 204,397.028 506,450.835 428,458.450 458,863.182 612,824.360 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202	$1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549	$1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804	620,690.576 734,169.294 969,710.171 1,659,551.232 3,616,084.180 8,446,638.256 12,098,292.395 12,805,473.224 14,947,526.431 6,615,969.946
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	8,044.053 48,485.025 90,211.100 256,824.659 335,406.818 867,522.939 446,191.950 183,710.463
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 0.000 0.000 588,178.756 1,601,830.063 2,203,459.036 3,626,974.526 4,309,748.070 435,949.336 34,220.233
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	2,980.776 2,997.259 208,788.083 412,268.726 717,877.692 1,280,797.271 1,486,764.586 988,737.253
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	66,046.308 66,386.663 101,911.778 478,134.420 1,026,898.509 1,277,453.972 1,002,255.753 670,299.993

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	12,503.708 0.000 614,247.360 1,619,436.765 1,740,872.756 1,791,641.007 1,241,451.110 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326	$3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	$1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936	335,494.423 323,241.772 302,621.324 463,797.609 390,932.997 307,348.815 262,942.967 189,132.796 159,205.504 22,599.376
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476	$3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075	13,434.413 13,623.052 0.000 0.000 0.000 0.000 0.000 7,404.970 7,423.526 27,968.401
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784	$3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802	190,164.217 211,546.258 201,849.156 254,506.361 302,303.307 350,083.654 352,511.511 344,820.304 555,344.153 702,990.799
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.645277 $2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158	$2.505701 $2.645277 $2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.833542 $2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804	$2.675593 $2.833542 $2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847	394,886.175 693,265.153 701,019.862 716,444.036 764,716.377 817,134.608 829,197.358 847,575.477 883,743.308 945,823.128
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128	$1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159	$1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119	204,346.269 180,954.859 178,305.727 206,114.729 200,043.051 197,530.842 159,350.538 163,563.668 201,777.027 325,162.863
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.174311 $9.998413	$10.412539 $11.174311	0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395	$2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909	$2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661	456,019.693 591,981.666 621,346.655 634,132.657 704,499.901 817,934.192 934,853.609 1,029,006.964 266,480.531 778,558.995

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264	$1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967	13,708,081.589 13,425,490.789 14,530,301.307 14,490,120.955 15,150,778.251 16,627,436.740 11,915,988.884 11,598,741.302 11,289,229.653 12,336,637.527
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250	$1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965	2,795,011.930 3,076,377.155 3,346,815.063 3,437,250.104 5,179,896.132 5,623,023.484 6,408,459.503 8,153,164.222 8,280,002.492 9,022,306.720
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633	$2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404	26,473,206.144 29,939,846.916 30,734,361.569 33,764,980.807 43,059,534.788 44,392,956.545 45,576,363.297 49,924,165.939 55,584,926.023 61,139,525.508
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426	$1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922	4,838,147.834 5,435,191.211 5,854,500.483 6,535,887.142 8,451,343.280 9,927,247.497 11,324,957.904 14,918,730.359 15,812,096.324 16,251,928.103
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570	$1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473	12,401.878 12,494.997 17,495.048 17,624.477 21,579.553 21,705.499 27,136.442 34,777.357 36,500.724 124,501.668
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480	$1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231	4,776,373.352 5,379,260.014 5,725,808.081 6,677,843.655 8,751,541.803 9,548,712.859 10,428,300.887 13,185,540.517 12,688,296.605 11,232,669.527

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897	$3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854	13,963,869.640 15,741,482.485 16,785,564.225 18,482,847.566 24,608,524.228 26,643,353.268 28,615,014.991 31,848,426.515 36,234,535.730 40,024,858.605
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622	$2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874	9,737,496.745 9,976,020.498 10,199,358.595 11,362,459.380 14,740,223.321 16,598,124.855 15,151,077.273 16,622,222.693 17,147,264.984 19,513,547.212
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488	$1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617	6,390,107.974 7,496,694.824 8,327,918.044 8,997,538.842 13,348,949.774 14,904,576.808 18,112,671.912 20,812,552.571 13,168,895.136 10,220,074.678
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665	$1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603	1,864,533.691 2,022,837.567 2,264,556.700 2,632,298.284 4,439,853.750 5,085,858.000 5,819,813.701 7,381,543.219 5,798,387.717 4,620,400.233
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	773,497.641 859,529.861 960,165.374 1,087,977.217 1,504,974.561 1,598,490.199 1,741,310.875
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149	$1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737	2,946,626.695 3,300,957.589 3,620,523.871 3,974,636.525 4,911,296.905 5,303,039.570 5,850,004.401 7,500,468.414 9,258,898.301 9,896,647.643

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223	$0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948	4,830,856.197 5,518,682.539 5,974,046.693 6,862,567.776 9,913,284.948 11,042,629.186 13,498,040.319 17,516,007.806 20,314,628.251 20,429,840.558
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811	$2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144	9,494.346 10,816.843 24,895.067 25,554.427 58,431.915 81,836.881 89,397.854 96,627.596 128,923.612 142,985.309
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617	$2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251	2,525,365.834 2,872,783.031 3,247,384.152 3,840,812.320 5,630,552.004 6,844,406.316 8,032,792.725 9,999,053.356 10,361,432.940 9,651,130.235
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840	$1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449	7,484,601.385 8,380,854.372 9,437,730.666 10,438,222.753 13,915,431.041 15,670,094.492 17,000,013.230 20,857,633.126 22,464,952.548 26,451,848.070
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021	$0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164	4,268,405.839 4,849,434.693 5,697,213.955 6,505,898.028 10,714,741.236 11,721,686.670 14,209,371.721 17,130,197.527 16,888,673.812 16,704,737.852
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401	$2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341	11,034,615.862 13,537,957.397 13,878,269.934 13,844,399.964 17,148,106.266 20,238,998.918 23,194,900.492 21,429,589.905 22,756,331.149 27,302,386.481

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.941259 $1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437 $1.713214	$1.916390 $1.941259 $1.920255 $1.944097 $1.972284 $1.913769 $1.987869 $1.920079 $1.811946 $1.762437	10,663,098.554 10,152,649.079 11,606,473.604 10,321,353.445 13,332,783.099 12,652,466.195 17,642,246.055 19,269,005.216 20,764,674.065 22,535,337.271
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598	$1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255	$2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266	35,808,346.315 41,980,507.423 43,273,271.543 46,225,449.343 58,931,577.175 62,819,399.889 68,576,591.884 74,669,912.434 82,725,159.579 48,575,817.522
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025	$2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145	5,481,392.641 6,261,929.138 6,754,082.517 7,409,026.038 9,011,687.609 9,220,188.062 9,535,963.071 9,845,953.792 10,325,442.075 11,302,486.735
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.271166 $1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968 $1.457374	$1.274262 $1.271166 $1.290767 $1.310646 $1.330892 $1.351447 $1.372316 $1.393622 $1.415097 $1.436968	27,457,765.340 27,989,289.230 35,402,256.235 34,126,355.332 32,873,403.453 37,792,876.962 41,944,551.870 48,866,691.955 53,684,897.329 57,633,797.839
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596	$1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104	3,657,208.298 3,975,316.126 4,501,266.714 5,103,388.509 6,327,533.930 6,169,074.594 6,206,331.237 7,010,416.430 8,489,785.532 9,743,473.817

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	15,551,056.346 16,181,293.447 16,421,958.543 17,996,845.182 20,241,850.322 20,447,210.437 15,986,115.620 12,502,531.689 8,436,376.776 246,689.620
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162	$1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292	18,861,823.187 18,880,490.671 17,947,891.327 18,887,681.558 20,922,249.790 22,515,280.144 21,120,188.473 22,736,799.361 24,317,778.748 27,384,443.068
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977	$1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385	13,959,378.190 14,702,666.971 15,408,139.479 16,886,101.852 23,470,847.229 24,787,445.258 27,502,791.538 29,447,153.495 13,833,114.588 12,417,843.198
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.205407 $1.641377 $1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189 $0.614465	$2.152855 $2.205407 $1.641377 $1.694692 $1.544816 $1.426703 $1.052131 $0.922975 $0.943190 $0.853189	23,847,241.718 23,595,710.998 25,924,900.295 29,309,303.894 38,804,398.040 40,354,622.607 42,949,001.982 45,396,032.262 52,357,241.585 9,892,342.618
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539	$1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504	29,706,570.446 32,739,514.904 37,217,556.677 39,718,454.893 47,647,231.963 60,252,577.007 72,975,793.570 85,776,304.179 88,315,307.993 99,394,711.108
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844	$1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285	50,859,207.971 55,167,462.059 58,434,918.624 65,662,302.479 83,885,060.819 91,237,315.481 91,749,039.190 104,265,013.098 117,065,850.291 123,847,691.782

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893	$1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418	115,401,279.658 123,626,970.148 132,380,048.282 142,801,177.190 177,927,906.605 190,938,328.690 208,547,543.153 223,537,298.210 248,589,493.199 274,301,230.202
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395	$1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197	81,088,357.082 88,960,359.519 98,388,105.585 107,595,778.231 135,661,913.152 151,752,034.628 165,120,320.892 177,428,171.444 197,310,450.182 222,083,583.313
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.276442 $2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531 $1.054397	$3.032190 $3.276442 $2.746157 $2.504333 $2.545029 $2.263399 $1.734465 $1.513943 $1.526082 $1.345531	12,634,089.854 13,649,692.104 12,921,337.504 13,186,465.706 14,029,004.248 12,554,202.213 11,433,369.698 9,935,887.763 14,944,913.076 18,493,168.655
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284	$1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106	3,634,539.346 3,150,217.946 2,891,182.831 3,074,531.558 3,348,170.361 3,869,247.958 3,570,099.835 2,977,193.352 3,187,115.145 3,595,582.991
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	7,125,895.563 7,926,017.909 7,454,102.910 7,111,033.592 8,423,517.710 7,411,344.238 4,434,938.671 3,469,591.395 1,992,607.122 15,768.131
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	817,860.388 943,581.567 1,102,875.376 1,014,097.890 1,000,621.795 210,096.195 105,644.722

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	467,661.518 237,591.851 294,953.499 682,339.336 404,977.617 291,753.562 195,516.459
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117 $0.991642	$1.357580 $1.444407 $1.292968 $1.265457 $1.308226 $1.270692 $1.158006 $1.084947 $1.085798 $0.996117	4,977,398.857 5,619,061.626 6,793,646.715 6,896,952.118 7,532,264.710 5,333,478.375 2,870,291.639 545,326.022 310,278.291 173,654.502
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	3,766,057.486 4,003,696.730 4,169,926.965 3,578,192.424 2,482,223.696 1,668,993.846 1,716,961.940 284,009.631 0.000 2,988.346
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308 $0.988772	$1.487577 $1.627251 $1.394766 $1.353141 $1.424171 $1.391012 $1.189222 $1.082656 $1.112020 $0.999308	5,880,377.646 6,047,106.466 6,359,947.056 7,711,998.495 13,330,723.535 3,931,568.560 1,563,535.398 567,103.422 434,269.758 17,990.600
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610 $1.000000	$1.210323 $1.263676 $1.158206 $1.129126 $1.185044 $1.113805 $0.989610	751,104.813 767,363.592 742,245.007 910,428.528 1,347,403.607 1,270,619.912 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246	$3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151	13,317,627.859 13,131,919.229 13,491,440.068 14,077,121.574 17,650,330.474 18,923,561.152 21,517,587.805 23,127,320.876 24,187,428.034 26,153,442.034

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965	$2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025	14,483,261.712 15,025,223.021 13,466,204.451 12,506,818.013 11,665,360.225 10,753,003.661 8,665,215.661 7,262,614.093 6,637,810.583 7,236,997.568
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.275688 $1.156226 $1.114158 $1.160991 $1.093367 $0.992710 $1.000000	$1.168966 $1.275688 $1.156226 $1.114158 $1.160991 $1.093367 $0.992710	1,797,208.936 1,573,169.923 1,493,268.870 1,128,045.761 860,130.045 766,964.597 271,523.564
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.230312 $1.131694 $1.094704 $1.135254 $1.060353 $0.995588 $1.000000	$1.149077 $1.230312 $1.131694 $1.094704 $1.135254 $1.060353 $0.995588	1,363,837.160 1,434,652.589 1,606,375.905 1,567,611.215 1,931,829.664 1,324,092.721 313,394.004
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.321264 $1.168450 $1.131398 $1.190067 $1.135885 $0.987536 $1.000000	$1.201043 $1.321264 $1.168450 $1.131398 $1.190067 $1.135885 $0.987536	405,972.765 332,008.476 236,666.793 317,816.738 268,669.317 248,264.733 137,033.323
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501	$1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748	41,872,897.627 46,870,676.652 51,388,539.893 54,771,779.394 63,968,860.691 75,374,410.168 92,053,021.339 98,472,345.601 109,546,622.600 114,517,983.038
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816	2,856,274.983 3,226,992.366 2,774,034.844 2,522,782.539 3,066,578.172 651,806.406 975,265.286
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287 $0.982260	$1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287	1,535,194.687 2,222,821.892 1,672,542.810 1,966,468.909 2,704,616.607 2,148,746.500 3,005,733.287

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352 $1.004928	$1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352	987,564.910 1,044,584.174 2,254,705.737 2,191,125.122 2,858,965.941 2,119,621.308 673,212.019
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$13.544184 $11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667 $3.755780	$11.808101 $13.544184 $11.902309 $9.978301 $10.394138 $10.031107 $7.472625 $6.520569 $6.802210 $5.296667	250,614.706 299,839.454 323,874.892 364,434.258 510,029.507 642,629.283 710,004.618 815,085.455 905,661.017 1,011,550.201
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725	$2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620	18,568,265.862 19,638,132.219 20,082,756.861 21,146,138.674 25,081,696.863 27,815,094.375 26,751,184.339 27,680,682.853 28,437,572.871 30,066,170.494
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$6.925223 $5.638412 $5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576 $2.089912	$6.576059 $6.925223 $5.638412 $5.364158 $5.534397 $5.109467 $3.898286 $3.380002 $3.511899 $2.992576	5,035,490.931 5,830,970.708 6,385,370.207 7,010,985.997 8,812,475.384 9,490,998.576 10,202,220.440 11,103,550.460 11,489,787.584 13,327,503.364
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.453679 $2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687 $1.389689	$2.040991 $2.453679 $2.027168 $2.036577 $2.041273 $2.186269 $1.785505 $1.553147 $1.840235 $1.722687	11,112,602.142 10,601,712.576 10,245,862.783 10,563,433.347 12,422,702.526 12,590,835.191 11,812,553.554 12,918,777.143 13,924,017.030 17,104,277.051
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132	$1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797	33,296,032.097 36,697,323.516 39,708,135.843 44,045,913.853 54,978,330.017 60,260,941.308 67,108,046.625 77,461,596.837 44,165,776.368 50,629,748.616

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	$1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595	3,264,670.852 3,788,150.806 4,733,982.884 4,825,603.021 4,966,720.178 4,652,404.638 4,243,178.264 4,358,126.163 3,176,084.209 1,834,244.097
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993	$1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625	10,749,154.818 11,694,022.429 12,559,596.617 12,376,305.046 14,243,313.248 14,804,940.290 12,903,720.920 11,915,848.073 11,575,794.661 12,260,215.305
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356	$1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174	2,939,416.065 3,240,517.263 3,625,484.594 4,011,701.405 4,649,733.159 5,124,582.336 5,643,180.953 6,668,114.227 6,073,999.550 6,080,832.422
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	13,385,836.752 16,402,491.551 16,767,762.752 17,827,559.189 17,037,747.923 15,903,574.654 12,129,840.585 11,002,812.595 5,888,366.869 342,751.375
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	5,082,670.786 5,486,283.696 6,899,696.201 6,132,405.228 6,440,570.894 6,669,357.840 6,723,163.334 4,335,253.677 1,758,795.251 150,622.372
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	6,433,476.530 7,084,884.076 7,717,999.888 7,740,910.774 8,081,324.968 6,864,086.527 5,880,491.065 3,905,538.641 2,225,606.298 28,512.540

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	5,106,445.148 5,719,260.219 6,077,687.516 4,118,036.699 4,029,090.306 3,792,028.972 3,289,417.936 2,221,314.046 1,691,024.699 17,907.186
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	5,664,644.522 6,404,089.237 6,193,132.124 6,966,445.996 5,373,268.899 4,861,526.222 4,196,512.257 3,081,847.882 1,913,942.901 36,301.797
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	$1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083	8,281,453.501 9,982,118.970 10,748,096.079 11,232,778.225 11,108,366.632 9,811,787.157 8,677,473.265 7,118,121.215 4,652,314.477 3,276,384.444
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988614 $2.494762 $2.350388 $2.375776 $2.157911 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465	$2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944	13,041,245.772 15,303,921.685 15,903,423.109 16,219,844.744 19,762,472.400 19,043,058.702 19,064,067.062 18,864,025.723 19,352,445.444 18,686,857.250
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092	$1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336	3,250,000.207 3,812,826.530 4,175,365.511 4,534,533.589 5,750,875.991 6,554,170.029 7,217,321.341 8,869,225.071 8,703,300.422 8,720,273.355
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254	$2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043	392,130.777 550,078.361 566,398.404 589,243.550 648,763.236 787,956.392 846,571.265 1,001,261.435 1,160,526.601 1,241,073.854

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594	$1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251	2,815,972.334 3,601,056.249 3,846,397.326 4,126,778.140 4,907,475.220 5,602,902.209 6,129,997.107 7,894,455.150 6,485,080.290 5,776,561.722
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417	$3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305	9,144,158.007 10,365,454.973 10,765,766.436 11,824,398.038 13,939,967.682 14,999,794.230 14,968,433.524 16,543,612.315 18,217,206.864 18,842,595.591
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075	$2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245	4,044,991.783 4,937,137.797 5,297,811.917 5,745,199.134 6,468,089.786 6,960,925.398 5,112,909.620 4,962,833.155 5,180,243.294 5,048,353.346
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	$1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151	3,738,473.748 4,352,654.365 5,355,893.808 5,967,946.251 8,570,615.112 10,014,344.474 10,608,245.203 10,591,618.060 8,192,991.354 3,962,360.580
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044	$1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800	5,293,888.735 6,329,068.585 7,182,061.177 8,867,391.227 10,736,196.854 11,572,097.747 13,125,725.645 13,351,180.746 7,819,838.498 5,134,949.174
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154	$1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580	1,697,278.828 1,950,977.752 2,093,953.002 2,336,032.316 3,269,606.847 3,438,047.473 4,313,421.665 5,393,707.555 4,402,885.407 2,628,590.852

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	203,050.079 212,222.604 270,374.307 312,368.187 406,551.184 417,775.623 462,168.954
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396	$2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153	844,468.660 944,622.925 1,137,743.050 1,264,978.043 1,630,499.366 1,871,719.752 2,066,071.319 2,770,633.806 2,865,041.474 3,398,124.257
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445	$1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679	2,616,420.880 3,289,277.507 3,590,997.213 4,410,390.903 5,506,393.655 6,158,557.884 6,943,163.234 8,995,800.714 9,051,516.019 9,041,165.400
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date December 31, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285	$2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883	238,083.767 288,636.292 285,560.520 318,470.562 336,614.945 383,428.804 414,383.010 429,328.072 449,469.489 514,013.861
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950	$2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562	2,387,920.784 2,697,717.989 2,948,781.642 3,419,936.919 4,100,708.333 4,916,207.706 5,483,321.332 6,298,081.037 5,352,663.651 3,466,326.583
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117	$1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823	2,387,749.808 2,728,305.341 3,101,137.005 3,289,075.628 3,937,613.577 4,500,628.847 4,938,016.602 5,955,705.991 5,722,814.265 5,457,285.240

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	1,645,209.416 2,291,109.411 2,884,138.907 2,896,168.178 3,325,650.745 2,951,776.116 2,619,636.167 1,967,086.227 715,680.337 2,605.961
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531	$0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271	3,643,791.075 4,181,484.358 4,585,599.050 5,087,588.984 6,050,009.631 6,735,179.044 8,434,799.032 8,864,265.081 7,049,314.050 4,689,616.951
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998925	$0.955243	0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309	$2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521	3,707,265.314 4,311,963.350 4,944,724.131 5,332,714.253 7,162,324.328 8,227,093.768 8,887,173.431 8,694,449.322 9,012,921.282 10,131,493.043
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196	$2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908	4,323,590.078 4,387,864.585 4,890,107.210 4,601,970.768 5,013,018.618 11,602,496.868 11,913,250.882 4,612,663.846 3,075,773.200 2,185,947.989
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250	$1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501	4,687,455.162 5,586,828.961 6,948,967.700 5,608,528.487 6,981,907.472 6,966,003.984 9,323,332.303 9,955,312.417 12,648,176.151 14,015,304.875

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157	$1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358	6,442,595.717 6,170,508.394 7,985,758.712 7,935,793.804 7,555,340.870 8,209,499.262 21,082,939.214 12,062,214.950 11,418,895.108 5,877,174.025
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157	$1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358	2,302,011.996 1,219,121.057 3,672,453.128 3,203,430.969 2,669,537.732 2,931,963.249 12,172,762.330 17,082,804.780 10,844,525.758 16,654,125.738
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.277125 $9.985489 $9.524294 $9.999592	$10.462752 $11.277125 $9.985489 $9.524294	711,497.934 808,837.299 251,720.615 105,751.234
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083	$2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303	17,269,116.697 21,026,445.308 22,010,888.491 23,358,370.680 28,932,889.572 31,096,752.636 34,714,556.987 38,339,747.916 43,352,188.301 23,039,329.898
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515	$2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601	4,463,770.097 5,701,945.202 6,319,880.296 6,165,367.848 6,888,466.023 6,934,456.529 6,439,929.341 4,693,027.263 3,873,506.055 1,363,494.337
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.708330 $10.467150 $9.998780	$11.852774 $12.708330 $10.467150	17,779,825 24,955.082 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	34,698,427.817 43,039,293.175 49,262,580.660 54,607,473.478 59,908,595.114 61,597,978.179 63,404,565.105 56,581,753.707 33,542,967.877 4,602,981.694

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$9.390410 $10.334318 $9.322970 $9.427425 $9.908136	133,033.835 163,592.254 102,580.303 111,010.855 6,759.966
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.541783 $9.077556 $9.230789 $9.868224 $9.998776	$9.329458 $10.541783 $9.077556 $9.230789 $9.868224	237,275.740 303,710.685 377,617.617 434,065.700 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377	$2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721	1,970,377.857 2,014,405.449 2,157,066.819 2,190,560.248 2,634,964.970 2,547,239.631 2,788,271.247 2,799,884.183 2,549,784.917 2,780,511.837
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633	$2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760	1,874,335.698 2,230,515.540 2,548,681.335 2,946,666.711 3,194,236.516 3,066,099.248 2,821,345.907 2,137,194.645 1,194,819.376 499,997.796
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255	$0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558	13,500,191.721 13,336,696.152 18,352,080.392 18,098,962.792 14,280,254.036 16,144,521.446 16,646,481.033 21,118,569.618 23,254,199.285 25,985,405.325
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018	$0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379	13,312,643.713 16,880,922.168 19,314,534.926 25,703,843.891 28,168,440.822 21,664,491.923 24,268,769.002 16,936,197.348 12,496,464.504 10,703,944.406
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964	$1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102	944,307.829 1,091,862.396 1,250,680.053 1,384,190.957 1,492,715.637 1,668,563.363 1,781,767.195 2,013,971.586 2,044,909.202 2,388,619.773

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496	$1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549	6,605,831.819 8,639,980.661 10,976,575.869 12,380,781.241 10,898,966.626 12,013,461.214 13,102,214.833 9,402,118.631 1,593,165.138 451,065.211
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.286104 $10.150822 $9.998780	$10.826673 $11.286104 $10.150822	52,134.238 57,455.019 111,039.320
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.878339 $10.220022 $9.998780	$11.244276 $11.878339 $10.220022	81,166.961 35,707.065 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	33,058,195.617 40,019,877.970 43,895,028.739 48,709,765.491 54,398,626.904 51,074,814.429 43,129,840.553 24,446,774.302 11,903,808.679 1,621,280.990
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222	$1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829	6,363,482.265 7,567,012.177 6,330,492.245 6,889,555.136 7,476,582.648 8,094,704.378 7,572,170.019 7,915,581.638 7,839,779.450 8,835,238.392
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929	$2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853	1,399,379.903 1,898,199.789 1,981,484.598 2,239,486.108 1,999,647.534 2,007,856.193 1,558,374.028 1,240,204.870 805,931.948 512,855.910
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.028249 $9.998655	$9.304234 $11.028249	16,658.973 14,574.459
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	15,970,321.893 14,884,235.192 14,731,739.102 16,090,138.493 15,461,745.187 14,109,352.954 9,318,857.489 6,167,664.040 4,302,364.392 286,431.450

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920	$1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868	6,082,746.484 6,781,266.080 6,952,663.298 7,374,737.307 10,617,554.124 10,713,096.208 12,043,196.607 13,462,121.005 7,443,102.303 7,923,902.251
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040	$2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038	2,318,372.858 2,366,656.467 2,504,595.239 2,626,812.570 3,033,897.482 3,197,059.889 3,119,116.035 3,164,153.938 1,121,882.864 513,541.011
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.245630 $1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889	$2.193209 $2.245630 $1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311	10,930,266.947 12,683,273.741 13,253,587.453 15,914,983.932 19,398,755.645 18,695,950.580 20,278,955.529 22,444,136.628 25,019,131.107 4,224,866.239
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.462204 $2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677	$3.371922 $3.462204 $2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709	2,308,064.999 2,242,513.394 2,290,841.425 2,947,515.325 2,812,442.105 2,903,292.832 2,730,660.279 1,980,982.648 1,961,098.895 190,014.743
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017	$1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426	9,505,097.275 10,750,537.057 12,695,281.887 17,013,803.306 20,913,640.584 27,037,571.420 34,097,121.359 42,243,263.916 29,418,615.465 20,802,165.029
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040	$1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227	16,571,691.743 19,380,005.895 22,115,580.139 23,866,848.969 29,314,956.576 31,219,151.445 34,024,509.325 29,334,853.713 23,188,548.413 18,443,406.477

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903	$1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779	12,201,593.197 13,416,052.930 13,848,072.556 15,218,560.247 20,594,704.497 20,886,898.666 20,614,104.454 24,850,313.563 24,915,037.538 27,195,429.639
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193	$2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723	5,867,023.128 7,090,247.444 8,191,310.600 9,772,228.559 11,407,215.717 12,530,245.389 13,288,249.416 12,904,068.069 12,814,566.186 10,548,426.746
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174	$1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176	18,713,748.572 21,065,272.022 22,194,913.733 25,964,126.786 29,556,506.943 32,012,391.027 33,375,587.065 36,853,589.059 41,473,571.840 56,910,835.893
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519	$2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311	73,697,570.419 85,124,008.833 94,923,199.437 105,798,041.121 116,164,186.817 128,909,064.489 124,349,434.801 117,749,510.606 113,505,579.652 100,183,906.392
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864	$1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161	14,556,151.216 16,194,766.599 20,161,420.789 19,083,463.360 23,137,648.478 25,559,492.567 27,648,040.431 30,975,801.290 40,844,824.438 45,388,294.155
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124	$1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464	72,708,103.155 81,494,966.484 88,662,411.564 96,107,928.996 103,364,563.712 110,159,842.926 100,654,700.638 82,472,299.174 65,246,320.198 48,632,341.782

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	3,933,719.981 4,415,162.842 5,641,995.032 4,641,188.489 4,701,243.399 4,822,188.592 4,299,515.063 3,205,251.506
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042	$1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805	6,426,836.403 6,964,039.298 6,659,932.855 6,849,631.667 9,294,292.315 8,065,434.711 7,775,561.430 8,047,856.330 19,935,713.259 21,719,354.330
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132	$2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896	1,173,058.121 1,468,941.857 1,552,012.367 1,283,659.900 1,437,171.927 1,364,575.122 933,859.331 457,048.385 365,258.779 66,701.703
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190	$1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687	23,536,262.034 27,048,661.300 30,342,424.010 33,821,369.021 33,301,738.036 35,922,709.224 31,617,709.863 29,136,414.808 27,217,637.088 23,283,303.166
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	6,065,728.180 7,003,230.698 7,252,846.768 5,375,958.468 6,172,010.768 5,804,388.702 3,966,492.311 2,836,009.006 1,188,659.684 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	10,929,593.650 12,773,962.097 13,547,323.964 15,038,163.461 14,639,186.420 15,863,209.080 12,456,648.148 3,272,895.640

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	6,161,902.925 6,706,259.274 8,835,422.261 8,716,406.217 8,442,275.262 7,510,896.861 3,134,814.610
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	7,051,446.031 6,715,671.664 8,416,079.243 9,664,269.576 7,705,330.926 5,286,958.173 1,616,834.461
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996977	$0.895647	33,237.660
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.324296 $1.266678	$1.294791 $1.324296	2,542,444.849 2,785,739.960
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	$1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912	37,727,459.532 42,512,425.170 46,576,593.803 52,250,894.838 55,158,671.166 54,296,022.488 38,483,093.656 23,295,906.340 9,725,817.279 13,554,185.023
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	9,124,151.157 9,189,887.797 10,563,810.739 10,439,815.444 10,824,234.430 10,228,169.582 8,605,627.676 3,537,223.547 1,073,755.591 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	$1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931	51,564,715.020 58,930,614.008 68,484,626.157 74,324,647.134 83,628,438.825 76,066,311.071 54,244,131.719 43,631,049.916 35,148,257.392 17,391,617.912
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	5,983,075.750 5,154,214.174 6,583,316.650 7,203,782.971 6,878,590.250 5,984,939.974 1,368,852.803

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723	$3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805	8,275,598.458 9,210,603.066 9,031,088.725 10,045,937.328 12,724,904.965 13,203,159.780 14,008,411.715 15,656,224.943 17,053,736.139 19,322,912.370
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622	$3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672	1,047,959.920 1,187,537.238 1,096,111.450 1,413,514.504 1,164,268.967 1,419,637.811 921,484.943 646,497.923 412,040.777 308,956.902
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186	$2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632	2,663,737.268 3,100,460.703 3,057,579.746 2,715,803.959 2,824,140.569 2,777,079.529 2,827,219.379 1,857,775.776 1,601,979.951 1,516,297.817
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797	$2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654	8,920,340.434 12,992,598.665 12,079,410.507 10,317,405.579 10,983,320.494 10,291,731.732 8,740,219.908 7,698,130.080 5,748,539.281 2,125,417.511
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	8,650,293.634 10,325,559.769 11,093,809.856 11,786,276.367 11,741,540.681 11,434,206.717 7,826,328.936 7,354,858.586 5,339,433.969 174,804.927
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	5,953,575.311 7,285,747.369 7,773,487.641 7,819,567.593 6,413,819.804 6,856,940.718 4,863,404.671 3,804,137.088 3,059,329.025 26,955.702

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	6,010,400.317 7,272,499.548 7,821,222.372 8,338,175.618 7,628,748.362 7,441,990.919 5,300,746.806 4,965,305.872 3,023,113.324 174,362.523
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434	$1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914	8,279,971.756 8,723,185.890 9,601,297.431 9,942,672.189 14,405,091.177 19,310,610.713 24,033,386.614 20,900,228.969 24,077,618.747 24,207,633.730
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698	$1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128	22,089,362.579 25,679,747.458 27,455,684.060 30,122,010.074 32,727,805.445 36,532,339.353 37,646,728.713 25,225,114.819 17,309,040.532 6,838,365.294
TA PineBridge Inflation Opportunities - Service Class Subaccount nception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	6,126,351.192 6,624,172.990 7,384,513.119 8,216,600.577 9,135,376.085 9,686,696.844 8,643,082.748 2,624,256.684
TA ProFunds UltraBear Fund - Service Class OAM Subaccount inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	100,785,566.993 36,397,295.003 64,130,709.537 45,372,731.530 19,856,757.902 14,747,695.979 44,957,963.655 45,168,626.840 3,584,184.325 172,759.606
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	6,718,141.040 7,819,526.377 10,336,762.899 11,339,413.622 13,634,729.520 15,290,846.487 12,682,093.880 7,436,026.896

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	14,690,793.585 16,977,685.404 19,259,856.326 24,297,339.107 26,088,700.763 24,235,190.533 16,635,454.489 9,805,060.739
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	13,250,497.767 14,450,680.577 16,450,954.169 18,183,903.310 20,381,462.698 20,280,958.890 11,605,767.331 1,772,627.161
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249	$3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190	5,651,439.325 6,566,254.263 7,029,464.295 8,243,854.539 10,151,606.557 11,500,823.282 13,548,929.590 15,060,253.416 16,772,110.280 18,422,100.576
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	$2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271	3,472,610.572 4,172,420.035 4,437,858.882 4,441,355.460 5,082,479.179 5,431,274.354 4,506,246.143 4,006,526.416 2,527,108.191 700,801.303
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981	$2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041	5,660,844.700 5,856,833.864 6,175,924.624 6,457,502.545 6,495,319.911 7,172,488.698 7,213,577.241 8,144,370.772 8,889,266.285 8,936,449.147
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705	$3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490	3,189,330.063 3,751,192.868 3,932,812.998 3,683,946.638 3,759,695.896 3,965,198.631 3,151,007.829 2,467,702.802 1,519,465.114 714,925.002

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.518756 $2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748	$2.392954 $2.518756 $2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134	6,892,234.530 7,936,142.950 8,579,170.665 9,321,336.162 12,081,059.843 12,870,755.163 14,064,297.312 15,527,529.035 16,345,830.622 18,141,208.482
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.958940 $2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899	$2.802303 $2.958940 $2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201	1,002,115.080 1,154,212.946 1,274,057.431 1,519,428.082 1,746,569.158 2,039,041.532 1,504,643.571 1,322,334.352 989,003.337 768,079.928
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656	$1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791	6,501,383.389 7,011,678.538 6,694,227.381 6,862,931.309 7,279,250.780 7,259,353.414 6,975,372.762 7,781,865.693 8,745,877.827 9,766,951.495
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180	$1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602	1,219,810.258 1,304,386.641 1,345,890.574 2,363,393.171 1,270,041.222 1,275,903.820 1,235,381.256 1,068,306.135 976,999.975 745,245.758
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.196411 $9.998655	$10.464105 $11.196411	11,425.358 8,699.903
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735	$2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041	12,743,798.617 14,283,649.487 15,224,430.286 16,649,003.649 19,986,736.158 21,880,212.985 24,230,058.126 27,963,163.440 18,454,639.693 20,711,697.307

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880	$2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972	2,069,134.750 2,403,184.288 2,863,233.156 3,235,431.096 3,121,744.065 3,284,124.214 3,021,605.083 3,060,237.164 1,001,287.112 1,018,724.145

Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495	$1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005	792,524.785 801,895.710 984,502.884 1,045,668.262 1,256,841.218 1,153,016.115 1,090,567.147 1,096,542.580 915,534.930 1,062,378.786
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572	$1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619	271,419.827 274,898.694 314,070.955 322,674.602 355,908.302 360,285.691 415,483.023 503,085.905 522,188.267 519,535.692
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351	$2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366	2,242,059.097 2,772,105.949 2,984,486.522 3,338,559.792 3,790,807.087 4,340,454.490 4,283,149.447 5,020,305.328 5,496,754.401 5,297,430.381
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737	$1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630	421,071.419 474,696.327 631,722.831 710,873.567 900,057.307 1,078,246.324 1,252,096.435 1,479,502.816 1,419,263.706 1,534,495.184

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.440186	$2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473	1,095.314 1,100.929 1,107.130 1,114.093 1,120.667 6,924.224 13,648.279 25,358.207 27,375.574 29,312.700
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844	$1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288	551,441.606 558,665.470 581,887.819 615,766.829 630,043.393 664,814.715 715,853.384 858,149.032 880,427.347 877,970.161
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498	$3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892	953,387.440 1,331,595.725 1,393,129.843 1,503,169.564 1,712,605.753 1,976,711.384 2,169,690.092 2,613,500.424 2,977,928.551 3,178,397.215
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024	$2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052	488,518.761 617,672.428 624,339.175 669,757.742 774,002.245 843,579.242 795,451.152 659,665.747 873,876.697 787,878.876
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149	$1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151	558,318.836 594,797.004 648,702.743 789,741.848 1,043,921.219 1,196,310.351 1,379,110.322 1,267,294.579 866,859.982 588,084.456
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140	$1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536	267,669.940 279,125.603 290,259.022 310,523.566 354,975.466 430,652.761 498,858.763 678,609.738 1,135,683.894 354,034.009

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	46,511.765 46,713.947 48,724.751 50,533.207 59,928.843 60,241.102 60,835.601
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713	$1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230	393,737.856 475,431.569 425,417.330 437,754.484 524,757.197 561,839.196 595,128.693 1,028,388.380 1,771,295.213 2,690,143.845
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.105471 $0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096 $0.443594	$1.012906 $1.105471 $0.884809 $0.881153 $0.916704 $0.867255 $0.686613 $0.580904 $0.684810 $0.601096	356,967.912 427,958.486 448,926.859 491,412.369 553,377.207 605,279.961 985,151.424 1,333,440.716 1,289,070.845 1,347,456.666
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116	$2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220	353,749.905 353,865.760 353,984.612 362,169.703 393,175.296 395,173.848 396,300.842 417,265.090 425,384.235 430,263.507
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642	$2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229	107,843.497 180,390.883 195,293.869 204,406.937 241,328.512 305,405.537 372,808.943 515,883.015 652,116.529 828,197.553
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703	$1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604	368,837.811 499,622.570 563,511.059 667,822.405 782,096.180 838,654.695 939,166.636 1,095,714.392 1,349,909.394 1,076,513.265

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565	$0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508	349,050.296 437,886.659 502,397.133 728,522.231 812,725.770 1,035,099.262 1,198,167.626 1,389,457.964 1,643,067.862 1,579,289.277
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767	$2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735	1,372,644.402 1,543,565.316 1,764,687.917 2,081,255.376 2,177,442.531 2,456,032.492 2,834,051.928 3,177,342.123 3,152,682.214 3,372,781.616
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018	$1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649	2,099,364.913 2,205,707.277 2,659,440.748 3,271,722.119 3,492,072.044 3,997,275.067 5,011,222.035 5,573,586.900 6,811,157.520 7,234,033.846
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420	$1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380	19,190.985 0.000 23,960.243 24,609.943 21,169.559 20,295.365 20,491.808 35,027.809 17,647.775 30,146.753
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217	$2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019	15,506,885.372 18,191,079.468 20,044,219.614 22,301,546.290 25,787,496.785 29,166,515.809 33,422,698.240 39,204,255.339 45,565,914.596 20,784,592.785
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169	$2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024	454,578.380 543,874.798 614,402.279 719,223.552 895,060.469 889,007.376 924,422.692 1,124,926.075 1,250,627.099 1,415,132.812

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566	$1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956	4,005,969.920 4,579,779.885 5,190,403.908 5,312,332.627 5,803,467.439 6,553,501.562 6,522,077.004 8,237,146.762 8,248,211.347 10,004,040.280
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677	$1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102	402,156.074 487,025.745 499,323.516 492,604.223 509,812.698 573,373.164 878,454.550 945,525.468 942,208.394 1,008,425.388
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	979,330.348 1,110,108.808 1,062,764.218 771,109.596 910,831.351 958,245.509 1,234,604.642 1,090,877.782 690,269.269 103,766.411
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492	$1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084	1,049,465.603 1,402,040.324 1,320,297.757 1,512,826.269 1,528,378.042 1,859,348.175 1,727,100.976 1,887,071.714 1,386,403.845 1,394,947.327
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860	$1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922	609,451.089 845,548.899 981,788.757 1,126,123.398 1,217,091.011 1,605,484.234 1,895,813.058 2,391,949.939 1,634,298.148 1,557,250.291
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.273792 $1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130	$2.222915 $2.273792 $1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294	12,639,375.241 15,017,588.837 16,124,579.821 17,897,898.354 21,006,553.964 23,654,547.157 26,525,019.462 29,907,267.590 33,176,693.389 3,862,502.777

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117	$1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496	2,111,190.273 2,733,838.685 2,978,562.029 2,678,840.533 3,201,944.306 3,333,357.024 4,136,342.933 4,450,855.988 4,588,907.539 4,562,527.250
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025	$1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798	1,544,740.326 2,241,044.252 2,325,801.422 2,649,556.572 2,872,171.733 3,241,789.545 3,265,176.816 3,824,200.710 3,793,897.159 4,244,659.141
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811	$1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814	2,813,633.394 3,282,194.569 3,576,906.428 3,933,754.645 4,321,908.298 4,302,530.778 5,443,398.983 6,663,040.221 7,013,369.259 7,060,340.141
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828	$1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130	3,347,031.118 3,952,235.015 4,257,388.953 4,845,350.072 5,525,624.406 6,582,381.089 6,433,354.797 6,925,236.216 7,684,200.997 7,457,633.762
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662	$3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867	2,814,792.644 3,237,749.322 3,637,396.624 4,026,858.479 4,574,077.645 4,881,339.622 5,366,681.611 6,277,601.940 6,697,496.728 6,894,886.783
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1,2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018	$1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896	135,349,475 112,672.786 168,762.368 228,820.697 285,325.122 288,004.748 176,369.109 157,065.838 170,261.077 118,787.234

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	470,074.494 529,505.451 592,255.112 573,502.007 659,171.023 708,999.586 389,669.850 320,452.121 293,688.042 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289 $0.991646	$1.375967 $1.461800 $1.306618 $1.276944 $1.318147 $1.278439 $1.163345 $1.088338 $1.087596 $0.996289	680,651.305 694,371.228 733,124.393 608,991.415 494,294.089 325,438.360 163,386.389 72,853.339 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	482,675.727 583,313.231 648,761.280 373,980.395 383,712.411 249,311.744 189,856.993 7,150.688 7,182.873 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483 $0.988776	$1.507787 $1.646914 $1.409548 $1.365472 $1.435032 $1.399545 $1.194752 $1.086069 $1.113867 $0.999483	294,762.544 388,128.977 456,068.171 535,619.247 663,515.407 343,941.286 75,097.475 100,081.135 62,377.985 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857	$3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083	922,532.662 1,177,965.120 1,354,552.763 1,554,631.099 1,695,276.290 1,905,009.622 2,184,404.919 2,433,611.411 1,995,474.266 2,243,307.369
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695	$2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952	1,182,622.380 1,052,640.991 1,090,476.966 893,259.194 1,010,304.422 1,082,424.334 1,080,796.020 645,762.772 564,443.388 522,107.535

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265	$1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221	3,447,879.695 4,037,647.086 4,008,066.283 4,713,618.454 5,201,887.813 5,806,070.807 7,163,955.813 7,783,485.518 8,715,554.840 8,129,237.918
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872	$12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438	2,430,431.523 2,812,427.725 3,106,801.827 3,498,221.789 3,963,322.930 4,455,698.860 5,157,941.121 6,042,755.946 6,976,760.074 7,926,847.518
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691	$2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754	1,235,442.088 1,529,534.101 1,620,996.422 1,770,532.824 1,887,081.276 2,179,406.824 2,094,579.967 2,340,674.995 2,326,057.744 2,191,490.584
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$7.139565 $5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141	$6.789695 $7.139565 $5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951	3,741,765.840 4,259,340.944 4,855,590.182 5,729,549.945 6,539,519.464 7,377,802.376 8,635,776.614 10,007,245.067 11,520,112.968 13,227,358.924
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790	$2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151	4,639,785.731 5,562,402.072 5,979,754.300 6,409,559.787 7,062,096.485 7,663,433.963 8,551,871.566 9,901,353.400 11,539,750.219 12,873,999.163
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444	$1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184	24,309,144.871 29,617,961.439 32,968,760.452 36,378,500.532 41,417,621.219 46,076,857.875 51,957,567.362 59,331,848.303 59,398,807.132 65,225,513.298

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	$1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394	9,360,646.577 11,569.021.219 13,937,946.921 15,097,893.411 14,490,465.851 13,849,741.522 12,360,697.011 11,117,756.377 7,118,347.462 4,221,944.017
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323	$2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833	9,136,418.975 10,578,734.483 11,418,919.867 12,243,849.778 13,509,070.583 13,878,122.835 10,813,561.714 7,901,921.077 5,362,385.038 4,965,377.972
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948	$2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151	1,254,221.720 1,808,096.021 2,019,668.479 2,193,864.287 2,468,986.558 2,770,003.056 3,054,765.710 4,503,243.886 3,058,788.053 1,992,785.972
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	49,150,515.519 57,546,076.499 61,229,002.961 56,232,278.726 58,764,126.600 58,837,799.222 44,987,411.630 35,818,173.784 17,641,226.158 269,768.174
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	18,518,530.947 21,643,910.907 28,421,707.212 27,708,047.790 29,747,278.718 31,564,280.949 31,908,333.652 15,650,416.354 6,112,073.587 256,270.891
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	15,638,084.136 18,240,301.423 20,013,479.456 21,613,289.062 21,067,167.983 21,029,944.801 17,653,279.337 11,383,837.203 5,623,638.427 191,615.659

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	11,706,679.088 13,374,334.081 13,471,903.577 13,225,169.837 15,334,525.559 13,715,447.737 11,027,296.204 7,572,546.852 3,671,938.882 58,438.637
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	11,146,899.104 13,429,817.347 13,672,450.572 14,701,580.231 14,518,107.269 14,789,256.910 12,009,211.677 9,921,386.510 5,094,393.650 30,877.106
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	$1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073	38,023,953.726 43,385,117.359 46,928,753.005 46,892,843.252 43,505,478.469 36,709,763.231 35,675,727.144 25,046,461.605 16,383,988.542 11,521,877.756
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203	$2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022	16,527,377.609 19,482,000.983 22,694,401.281 24,722,322.631 29,720,438.651 29,865,129.534 29,233,650.150 28,084,487.200 27,043,375.459 24,451,878.411
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068	$2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945	2,198,767.594 2,590,914.373 3,073,824.635 3,679,523.163 4,591,401.914 5,378,641.638 6,378,990.297 8,669,082.383 8,349,290.962 7,678,062.704
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947	$2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030	2,043,147.941 2,468,720.629 2,928,024.142 3,470,127.809 4,396,453.726 4,923,641.496 5,715,365.089 7,356,618.414 6,998,925.046 5,384,954.426

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573	$3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598	8,986,833.759 10,426,893.100 11,471,005.593 12,874,225.116 15,350,357.545 17,212,575.080 16,730,842.113 17,568,000.261 18,208,258.418 17,477,081.788
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994	$2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913	6,327,538.330 7,334,919.691 8,209,261.860 9,404,097.563 10,639,934.870 12,119,403.385 11,018,289.324 9,932,387.258 10,718,887.942 10,628,631.887
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	$1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985	12,217,544.363 15,232,373.966 18,118,698.342 20,513,059.773 23,298,356.539 25,519,298.294 27,368,016.351 28,579,799.079 21,414,797.830 10,488,197.085
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255	$1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535	10,744,492.676 13,030,933.168 15,673,845.588 19,007,294.818 23,304,127.295 25,835,534.349 29,787,996.038 26,491,187.668 15,936,754.744 7,116,425.353
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127	$1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500	2,143,964.730 2,720,084.568 3,401,855.118 3,727,200.999 4,780,145.278 5,328,757.836 5,689,439.012 7,683,401.832 5,976,010.023 2,692,336.081
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	544,939.916 761,607.170 860,527.881 1,048,408.945 1,271,323.560 1,819,713.886 1,973,909.978

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335	$4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994	687,868.604 786,312.697 878,795.131 996,503.155 1,143,636.668 1,326,870.505 1,447,234.741 2,099,850.799 2,119,676.228 2,096,105.807
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245	$1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525	2,225,663.417 2,696,680.687 3,074,255.730 3,786,739.478 4,603,533.971 5,340,318.301 6,034,701.489 8,133,425.465 7,616,340.725 5,817,755.811
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371	$2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972	3,321,710.812 3,944,331.110 4,661,497.076 5,336,171.888 6,746,018.225 8,074,597.280 9,297,228.260 11,148,156.060 7,792,122.193 4,175,843.644
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358	$1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500	3,226,355.142 3,940,313.219 4,722,283.253 5,793,140.452 8,032,121.565 8,952,593.326 10,259,523.617 12,625,982.983 10,421,983.742 10,354,170.872
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	7,552,354.856 9,203,544.007 10,129,059.389 10,440,664.417 11,429,382.743 11,169,243.218 11,239,489.518 9,477,051.195 4,397,140.944 109,575.284
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608	$0.938575 $1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754	4,601,864.655 5,728,233.536 6,906,638.648 7,872,161.656 9,352,562.453 11,155,361.205 12,954,546.953 14,046,543.640 10,464,732.391 5,617,088.560

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998930	$0.956509	60,755.433
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657	$2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603	3,258,600.166 4,013,951.898 4,468,394.828 4,586,408.154 4,911,020.248 5,168,361.950 5,306,608.079 5,481,299.209 6,700,417.384 7,788,419.684
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 2, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767	$2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898	8,069,246.483 9,738,522.484 11,590,128.696 11,698,955.177 14,181,948.541 16,042,211.790 14,559,317.424 9,749,138.416 6,432,135.391 2,928,900.930
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 9, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053	$1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736	3,813,380.531 4,380,948.995 5,040,156.225 3,978,881.322 4,630,427.898 4,532,530.677 6,101,184.798 6,858,757.025 8,751,397.919 9,441,322.483
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 9, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	$1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779	24,217,103.886 26,642,581.343 31,995,391.539 31,102,818.693 29,721,037.364 37,000,030.115 81,698,445.103 58,416,500.497 38,299,084.600 19,729,524.018
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	$1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779	6,189,195.153 2,188,472.858 7,717,272.073 8,254,789.196 6,028,698.341 7,303,668.247 28,668,646.172 44,388,668.303 26,806,779.631 40,956,880.424
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.336551 $10.018405 $9.536912 $9.999646	$10.538768 $11.336551 $10.018405 $9.536912	3,257,054.071 3,148,569.046 1,579,789.077 521,302.075

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149	$2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338	10,054,816.608 11,519,919.083 11,137,905.861 12,860,301.490 18,172,905.101 19,772,604.617 21,711,499.905 25,083,765.439 28,832,641.347 16,697,064.979
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918	$2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604	9,323,999.353 12,061,271.336 13,692,518.790 14,201,721.564 16,303,356.159 16,928,956.899 14,825,565.722 12,644,819.239 10,621,465.179 4,662,567.878
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.753013 $10.483340 $9.998941	$11.918079 $12.753013 $10.483340	22,492.728 30,048.048 10,602.112
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	136,841,319.414 164,007,023.394 188,096,525.316 206,727,799.736 223,626,839.358 235,269,989.567 239,596,177.397 231,786,847.207 130,137,736.134 28,085,032.124
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$9.467562 $10.398566 $9.362504 $9.448792 $9.911029	917,001.052 979,990.333 995,461.410 948,334.319 69,428.852
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.607307 $9.116051 $9.251716 $9.871102 $9.998938	$9.406093 $10.607307 $9.116051 $9.251716 $9.871102	589,977.711 578,962.769 531,137.005 524,114.948 32,881.653
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011	$2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400	1,504,618.712 1,639,675.622 1,763,064.846 2,192,371.735 2,770,343.640 2,871,804.740 3,084,616.731 3,470,081.012 3,818,803.854 4,710,271.599

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727	$2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042	4,904,104.843 5,883,459.952 6,766,969.833 7,354,032.448 8,340,919.784 8,221,974.104 7,301,756.211 5,364,263.928 3,222,869.342 1,362,330.196
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459	$0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875	6,524,441.759 6,265,427.682 7,637,968.813 8,433,857.166 9,477,642.842 11,399,353.966 13,764,546.495 14,180,279.472 14,871,632.196 24,877,409.404
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019	$0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264	43,154,868.687 42,587,529.993 54,635,477.454 60,280,147.910 60,755,365.655 59,899,687.311 73,672,072.695 64,796,472.804 42,745,167.171 37,051,237.111
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458	$1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197	1,268,436.462 1,727,367.784 1,928,855.915 2,020,193.860 2,121,444.542 2,169,852.054 2,235,770.044 2,807,047.567 2,957,651.585 3,548,764.380
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137	$1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255	39,821,386.492 46,591,497.318 52,550,430.950 57,798,336.901 61,575,858.802 66,571,507.496 66,078,811.717 47,493,227.607 7,485,119.057 1,564,842.545
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.325813 $10.166524 $9.998941	$10.886332 $11.325813 $10.166524	275,470.149 249,446.990 173,850.728
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.920114 $10.235836 $9.998941	$11.306219 $11.920114 $10.235836	203,949.915 21,598.046 14,037.643

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	133,525,048.093 156,869,873.248 177,166,330.175 194,390,634.831 212,487,390.016 189,489,988.105 154,172,279.152 77,738,165.206 38,165,945.429 6,901,863.972
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702	$1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706	5,264,403.213 5,297,359.469 5,346,157.177 5,808,215.153 6,781,543.698 6,548,908.483 6,022,690.005 6,925,481.027 8,013,822.994 8,987,606.149
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453	$2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145	3,978,394.068 5,362,701.858 5,796,339.624 7,023,946.836 6,495,813.368 6,855,803.887 4,418,209.220 2,720,553.951 2,244,866.019 1,189,781.598
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.042826 $9.998817	$9.335013 $11.042826	33,927.507 20,245.110
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	47,206,177.504 47,777,810.442 49,384,468.394 50,164,077.952 46,273,695.594 43,834,772.822 26,290,673.522 18,432,986.595 11,511,404.941 1,111,447.302
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572	$2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188	2,863,298.247 2,985,499.736 3,045,589.036 3,712,251.486 4,944,332.287 5,404,533.072 5,820,382.482 6,455,153.892 3,551,435.851 3,845,902.437

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274	$2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041	4,442,962.033 5,042,236.411 5,738,708.593 6,607,895.305 7,047,614.272 7,504,370.518 7,161,427.507 6,738,478.184 2,958,351.397 1,042,276.981
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.930298 $2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516	$2.867581 $2.930298 $2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472	5,119,553.744 5,430,331.831 5,799,577.878 6,746,285.111 8,699,607.060 9,114,251.630 9,936,626.772 10,585,396.337 12,447,056.047 1,930,170.088
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.563802 $2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743	$3.477764 $3.563802 $2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751	4,087,799.369 4,854,736.989 5,108,503.922 6,934,854.280 5,657,106.512 5,987,683.800 5,609,779.454 4,676,532.924 4,290,415.798 454,071.915
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182	$1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542	6,549,224.435 9,100,493.376 11,015,163.493 11,836,511.502 14,479,154.574 18,311,075.926 21,859,359.569 23,316,442.694 26,990,492.756 33,285,129.742
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669	$1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527	89,619,801.611 104,938,573.341 120,100,793.907 136,204,489.321 158,109,434.465 180,976,403.922 197,716,439.585 172,276,251.373 142,529,167.672 105,203,621.119
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202	$1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883	13,499,048.232 14,497,634.551 15,611,954.804 17,310,200.045 21,855,603.911 23,273,941.362 24,490,417.308 26,523,509.067 28,290,306.950 32,904,624.667

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610	$2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371	10,403,958.293 12,936,889.479 15,942,298.675 18,805,807.145 21,300,856.238 24,221,017.836 22,911,968.985 22,861,926.976 26,134,707.802 24,137,341.323
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489	$1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538	21,002,946.055 22,467,452.780 23,560,971.605 26,536,429.839 36,194,881.868 40,006,644.537 44,774,326.604 49,437,800.564 55,000,176.235 61,833,926.968
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311	$2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283	238,035,291.570 273,644,175.623 308,615,412.527 347,508,177.021 388,111,518.192 434,703,202.587 435,511,189.634 424,586,346.626 418,587,645.991 386,670,361.200
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860	$1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224	19,424,386.620 21,515,341.283 23,156,721.457 25,811,701.270 34,481,518.093 38,227,174.263 40,790,825.106 44,943,037.378 50,939,712.596 60,752,838.246
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104	$2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473	328,075,458.070 375,269,092.629 412,520,896.403 459,389,589.951 504,091,055.904 542,357,098.157 488,786,272.025 396,196,624.586 278,166,320.727 233,399,400.346
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	14,818,352.800 16,753,035.262 20,059,623.293 19,028,471.072 18,818,823.807 17,716,187.183 19,390,373.001 6,474,217.227

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889	$2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934	3,467,267.810 3,677,677.836 3,535,939.526 3,584,584.486 3,544,814.077 3,156,634.088 2,922,701.209 2,883,947.705 3,864,769.316 5,749,342.506
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983	$2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187	2,614,371.434 3,258,408.838 3,697,124.667 3,918,126.585 4,776,694.536 4,144,285.722 1,319,771.486 770,397.510 917,768.372 661,930.502
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837	$1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090	72,645,623.251 80,783,707.367 86,177,971.187 98,493,261.723 104,211,116.936 113,336,884.876 101,182,670.823 93,856,625.698 88,125,051.101 76,356,604.593
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	6,613,705.866 8,136,571.549 9,331,851.088 9,378,472.013 9,416,393.548 8,849,552.459 6,140,156.668 3,806,868.483 1,561,054.288 61,107.107
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	62,662,601.049 73,474,766.173 81,495,875.130 86,664,223.864 89,358,850.455 96,997,069.816 79,004,787.431 19,534,006.319
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	46,271,980.932 51,970,885.515 60,590,269.944 68,063,912.471 61,223,972.470 53,250,380.237 20,940,665.672

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	20,155,803.248 22,870,142.069 26,744,312.368 33,067,656.304 23,950,394.928 18,807,072.324 6,998,971.252
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996983	$0.896829	7,610.297
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.341827 $1.281982	$1.314522 $1.341827	35,499,150.613 38,980,361.614
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	$1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001	265,999,849.920 301,193,967.513 335,497,707.777 365,725,827.705 398,299,558.289 396,509,995.868 281,236,662.561 166,191,826.366 53,621,897.786 27,060,609.813
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	58,553,753.774 66,850,618.859 73,213,422.679 80,176,102.240 82,510,870.986 82,442,688.734 71,277,483.882 40,276,868.415 14,449,210.437 176,781.532
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	$1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829	172,862,944.694 203,615,572.643 229,892,924.435 265,545,979.824 284,995,383.516 268,852,091.285 183,622,151.066 149,621,938.475 115,926,222.590 67,710,656.191
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	20,078,048.422 21,039,660.831 24,971,078.021 25,570,516.567 22,503,790.576 19,007,729.758 3,616,340.916
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433	$3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095	2,454,975.129 2,557,935.643 2,815,798.479 2,994,845.500 3,840,108.542 4,137,634.761 4,486,377.710 4,726,297.484 6,092,160.403 7,615,461.148

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022	$4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546	2,954,720.197 3,409,787.496 3,519,316.859 3,905,290.243 3,392,947.116 3,135,242.048 2,942,818.635 1,653,088.090 585,962.574 379,992.303
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234	$2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310	3,963,751.302 4,689,490.370 4,660,428.568 4,577,261.863 5,016,424.976 4,367,207.865 3,840,637.001 3,627,281.647 3,458,012.268 3,717,824.184
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219	$2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336	39,017,460.301 46,661,030.912 43,494,346.744 35,817,216.432 32,019,297.807 25,078,081.068 23,855,479.418 19,775,895.624 17,171,888.059 8,947,670.520
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	40,770,628.777 45,735,584.519 50,478,085.723 49,536,623.880 52,779,263.365 52,114,477.689 27,326,552.404 24,904,583.672 21,408,646.788 835,274.537
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	21,256,274.116 24,112,763.303 26,612,254.750 28,401,055.632 25,182,844.578 24,964,184.853 17,344,261.865 15,190,228.823 11,520,759.710 359,995.981
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	20,781,404.700 25,524,960.457 27,377,293.894 28,740,131.508 25,100,883.681 23,162,639.053 14,278,484.235 12,621,113.392 10,243,894.069 361,705.450

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188	$1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646	6,885,043.659 8,303,062.509 9,046,826.111 10,198,177.887 15,125,343.166 17,004,125.871 22,100,523.344 24,703,406.520 27,980,795.089 32,214,383.308
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986	$1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615	94,560,926.491 110,398,178.112 124,929,824.428 135,639,822.498 151,260,369.525 170,312,050.923 174,536,788.027 114,519,901.172 73,736,840.516 33,058,967.579
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	25,924,191.324 29,560,739.623 33,129,223.775 35,972,684.044 40,970,894.201 44,282,772.806 45,169,195.946 13,949,664.906
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	279,984,608.715 114,246,478.800 194,452,968.513 146,528,442.126 74,462,651.661 58,343,755.583 128,495,293.926 136,459,502.220 11,667,751.424 355,021.819
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	40,925,547.100 46,666,088.595 56,150,293.128 63,066,425.065 71,722,922.636 75,090,889.280 70,169,462.017 32,630,582.822
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	60,706,154.396 67,783,524.260 75,707,906.773 84,581,921.590 93,118,462.865 89,554,305.374 55,009,944.265 34,994,570.348

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	93,069,908.427 104,348,213.710 116,817,262.018 128,614,864.725 143,834,496.701 145,846,668.165 81,079,399.095 7,245,447.742
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378	$4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580	135,444.910 146,191.831 152,040.271 190,068.523 350,185.730 389,854.800 498,601.657 590,693.935 636,916.575 735,668.019
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	$2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838	8,177,811.308 10,257,417.042 11,762,494.910 12,266,888.121 13,745,727.422 14,316,611.874 12,494,272.214 12,395,396.272 8,424,409.957 1,889,738.740
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110	$3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467	3,548,069.558 3,912,055.572 4,190,826.582 4,515,744.778 5,704,602.791 6,307,902.523 6,375,635.716 7,008,873.702 9,190,415.842 9,886,226.010
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873	$4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012	5,944,283.183 7,033,194.594 7,863,516.905 9,068,463.589 9,258,077.195 10,080,264.519 8,249,874.646 6,590,742.942 4,136,813.642 1,943,334.850
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.857469 $2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426	$2.720135 $2.857469 $2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691	2,149,940.750 2,506,771.562 2,813,626.695 3,171,298.892 4,019,627.982 4,603,404.552 5,192,962.876 5,722,095.039 6,422,022.904 8,048,674.440

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.045757 $2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121	$2.890263 $3.045757 $2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406	1,552,240.554 2,121,043.907 2,313,672.367 2,776,753.868 3,309,597.512 3,712,634.229 3,427,920.055 3,392,263.192 3,007,539.072 2,334,552.269
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904	$1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334	3,280,104.386 3,244,654.152 3,315,497.171 3,593,362.873 4,386,318.511 4,685,821.173 5,001,623.711 5,856,136.524 6,544,921.681 7,419,352.001
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810	$2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389	2,404,022.565 2,726,911.653 2,878,521.194 3,423,200.445 3,761,197.837 4,021,843.432 3,423,898.156 2,204,902.485 2,064,099.051 1,398,385.819
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.211232 $9.998847	$10.498753 $11.211232	71,573.116 34,500.477
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915	$2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573	5,542,409.510 6,229,775.357 6,644,416.036 7,689,488.791 10,864,585.050 12,576,275.264 13,889,143.981 16,501,401.208 10,472,563.619 12,156,718.618
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414	$3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212	4,466,341.531 5,596,315.911 6,378,415.463 6,975,170.214 7,557,783.456 7,888,829.713 7,458,334.092 7,364,669.736 2,519,024.801 2,018,876.949

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	$2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204	1,671,542.783 1,772,033.034 1,821,895.016 2,130,884.029 3,062,432.261 3,282,853.098 3,132,005.311 3,245,096.115 3,684,679.822 4,603,028.921
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	$2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396	439,246.743 481,731.268 514,254.540 563,874.416 741,479.067 784,504.887 867,482.395 1,026,076.563 1,323,526.990 1,601,860.798
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	$2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615	1,678,778.834 2,134,059.039 2,337,798.691 2,555,371.437 3,558,470.008 4,035,728.449 3,940,964.007 4,334,157.245 5,237,823.042 6,017,677.711
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	$1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848	384,558.251 465,166.451 513,280.482 583,820.799 906,580.525 1,187,062.981 1,394,513.361 1,745,547.555 2,076,464.423 2,473,212.069
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	$2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352	62,874.500 70,742.073 92,061.594 106,707.899 125,915.900 144,552.046 178,376.922 192,081.364 247,592.928 277,453.762
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	$1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468	536,153.5891 612,457.752 702,360.560 801,137.027 1,113,633.577 1,252,360.563 1,507,300.770 2,094,438.697 2,248,242.558 2,186,092.760

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	$3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781	1,085,667.054 1,236,689.739 1,356,422.693 1,668,195.142 2,358,356.382 2,836,601.484 2,889,672.287 3,912,415.682 4,975,285.834 5,354,900.713
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	$2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361	489,522.248 554,666.708 607,796.918 988,787.690 1,231,808.019 1,338,281.609 1,288,931.146 1,409,051.847 1,600,219.581 1,568,415.562
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	$1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723	374,075.221 412,892.145 415,929.003 455,369.541 788,777.324 916,596.332 1,239,436.961 1,428,336.891 877,267.691 605,023.639
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	$1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489	249,929.782 285,003.857 305,192.337 332,515.502 375,890.984 417,861.058 529,967.918 712,962.881 831,977.650 488,924.122
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	85,906.047 88,658.993 92,316.061 93,555.448 175,941.297 177,398.688 178,951.010
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	$2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736	336,149.524 373,385.206 389,466.174 403,960.653 517,730.828 647,899.865 719,356.176 833,109.173 1,248,941.609 1,569,166.390

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	$1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573	653,306.935 739,363.445 818,914.979 910,020.446 1,302,627.133 1,462,983.894 1,573,432.159 2,153,324.564 2,462,188.664 2,547,712.342
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	$2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661	78,316.335 88,847.034 94,381.045 100,381.674 229,607.578 244,605.861 269,337.706 289,109.351 359,445.496 443,893.860
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	$2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385	76,382.400 91,660.908 97,529.994 120,481.167 215,955.785 240,206.363 282,645.552 451,103.348 516,185.363 478,997.423
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	$1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963	364,163.541 378,347.662 391,142.847 430,889.891 555,485.157 866,396.781 1,106,481.510 1,236,601.400 1,112,259.629 1,148,186.066
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	$0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876	288,395.322 402,711.085 426,939.559 745,369.253 920,744.345 969,406.017 1,061,115.444 1,141,510.336 1,277,324.777 1,348,728.179
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	$2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913	1,031,301.526 1,210,407.247 1,258,108.952 1,473,706.258 2,003,469.747 2,157,044.067 2,512,914.847 2,781,053.381 3,541,121.197 4,092,068.506

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	$1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088	1,296,821.565 1,538,256.910 1,686,720.061 1,931,809.944 2,423,362.835 2,716,413.767 3,939,528.945 3,106,858.807 4,203,179.351 6,011,581.969
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287	$1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 98,173.352 88,336.654 105,907.878
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	$2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776	4,099,645.637 5,028,205.481 5,165,209.125 5,836,674.609 7,813,115.084 8,828,821.350 9,916,418.402 11,227,151.017 13,436,880.158 7,623,927.116
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	$2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147	393,192.133 434,853.051 519,014.077 613,328.142 827,415.947 860,837.824 845,902.484 928,814.007 1,072,986.989 1,223,920.007
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	$0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790	1,474,994.990 2,892,873.294 2,989,954.154 3,550,948.734 3,465,737.866 4,172,598.900 4,705,081.936 5,190,240.954 5,481,088.281 8,420,583.580
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	$1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302	291,531.989 310,821.044 269,362.636 303,070.419 462,958.289 440,462.830 555,722.059 711,143.955 896,481.799 762,827.737

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	1,278,363.420 1,459,293.106 1,594,869.773 1,627,072.474 1,599,420.931 1,916,312.091 1,881,232.603 2,122,948.693 1,113,300.535 0.000
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	$1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102	1,540,077.621 1,464,878.620 1,350,644.837 1,442,162.300 1,951,206.293 2,279,685.441 2,123,557.972 2,367,558.278 2,753,021.903 2,941,447.496
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	$1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670	1,773,561.115 2,152,080.308 2,326,400.807 2,657,882.697 3,660,850.648 4,153,241.453 4,575,233.057 4,915,991.861 3,195,530.367 2,995,825.830
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	$2.290927 $2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015	2,543,731.521 2,968,893.523 3,167,339.602 3,317,204.905 3,904,561.550 4,428,310.623 4,719,090.936 5,520,662.954 6,603,343.901 1,262,749.349
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	$1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624	2,695,450.697 3,367,779.579 3,736,907.798 3,797,585.727 4,145,316.154 4,410,032.260 6,961,840.689 7,773,681.802 7,255,665.870 7,543,940.535
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469 $0.943304	$2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1.282768 $1.373148 $1.209469	3,402,545.931 3,769,487.294 4,060,069.363 4,517,856.555 5,163,087.764 5,331,317.924 5,084,523.138 5,189,871.862 5,571,386.808 6,537,539.009

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	$2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468	4,671,685.127 5,409,249.519 6,564,041.663 7,272,320.332 8,472,443.776 9,632,866.383 10,385,000.361 12,327,287.481 13,470,158.065 14,986,491.047
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	$1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335	3,780,614.345 4,589,850.853 5,313,919.511 6,075,191.335 8,017,898.360 8,707,592.314 8,605,379.219 10,082,704.394 12,203,170.432 12,727,172.376
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	$2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633	1,730,762.140 2,367,423.205 2,458,849.772 2,306,277.560 2,845,273.043 3,488,138.802 3,605,581.649 4,087,855.463 5,287,496.656 5,783,261.087
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	204,557.298 418,964.212 410,140.971 454,232.151 476,852.325 507,255.397 499,803.738 641,124.330 597,980.014 568,218.571
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	388,045.289 420,042.184 445,699.772 640,479.579 770,941.439 752,225.347 318,565.728 128,646.544 116,896.182 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462 $0.991650	$1.394696 $1.479485 $1.320476 $1.288589 $1.328200 $1.286277 $1.168742 $1.091750 $1.089393 $0.996462	612,136.844 707,384.081 811,437.478 704,784.310 1,134,576.862 1,157,108.366 1,628,654.773 832,039.221 32,517.907 16,969.516

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	307,240.747 49,170.544 172,612.099 100,103.045 70,523.875 65,403.293 14,189.680 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658 $0.988780	$1.528312 $1.666836 $1.424493 $1.377915 $1.445955 $1.408111 $1.200284 $1.089474 $1.115713 $0.999658	239,406.204 413,067.251 420,253.889 416,244.216 526,523.482 705,504.095 633,081.539 626,958.824 163,793.436 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	$3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218	1,433,839.998 1,640,242.459 1,720,619.457 1,767,693.093 2,359,540.326 2,721,531.565 2,856,287.206 3,179,066.179 3,604,608.387 4,294,821.382
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	$2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058	2,215,688.871 2,443,220.775 2,601,057.340 2,567,927.410 2,633,946.065 1,815,297.350 715,686.017 488,161.706 386,559.268 344,599.806
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	$1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905	1,400,894.476 1,987,422.116 2,071,860.525 2,272,738.034 3,239,538.086 3,904,026.854 5,895,168.241 6,865,629.700 6,873,397.385 6,904,300.326
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857 $1.192595	$3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401091 $2.088952 $2.172744 $1.686857	2,150,622.004 2,394,005.796 2,578,409.207 2,831,054.265 3,745,888.126 4,167,131.807 4,533,245.783 5,197,234.850 6,463,490.436 7,634,988.171

CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	$3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922	1,021,992.105 1,217,779.903 1,304,345.551 1,321,390.361 1,757,169.203 2,036,888.601 2,075,115.142 2,572,491.839 2,956,117.592 3,408,196.303
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	$2.499553 $2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576	1,625,601.108 2,126,342.282 2,555,543.460 2,811,862.513 3,779,336.249 4,209,651.757 4,698,469.723 5,025,568.348 5,624,209.627 6,625,940.817
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	$1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254	937,701.184 1,054,504.845 1,123,931.918 1,304,495.842 1,710,277.248 1,985,390.575 2,034,778.016 2,718,904.965 3,224,918.077 3,639,852.715
TA WMC US Growth - Initial Class Subaccount Inception Date May 2, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	$2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353	3,260,278.574 3,966,939.561 4,582,762.508 4,831,240.774 6,359,593.171 7,553,724.567 8,210,029.399 10,087,038.327 7,425,505.637 9,406,811.699
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2019, Franklin Templeton Founding Funds Allocation VIP Fund was renamed Franklin Allocation VIP Fund..
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(7)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.

APPENDIX
MERRIL LYNCH CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1,2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	$1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865 $0.923875	$2.298984 $2.498188 $2.154747 $1.984479 $2.001565 $1.873544 $1.424018 $1.242655 $1.198425 $1.086865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159 $0.862649	$2.771103 $2.770850 $2.152580 $2.151315 $1.985297 $1.784039 $1.332167 $1.167896 $1.241295 $1.156159	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.535246 $2.395973 $2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857 $1.035076	$2.283453 $2.535246 $2.395973 $2.073788 $2.255752 $2.099210 $1.555283 $1.395230 $1.463114 $1.326857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.906807 $2.611540 $2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253 $1.821581	$2.632623 $2.906807 $2.611540 $2.565868 $2.643681 $2.648624 $2.361100 $2.190491 $2.321873 $2.158253	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.088061 $1.990293 $1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950 $0.902644	$1.986688 $2.088061 $1.990293 $1.803150 $1.913018 $1.902054 $1.779585 $1.574187 $1.558390 $1.381950	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	$1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942 $1.107020	$2.831534 $3.103103 $2.610673 $2.478934 $2.525471 $2.313883 $1.807584 $1.592351 $1.675557 $1.465942	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483 $0.910891	$2.054903 $2.298692 $2.087353 $1.813985 $1.937846 $1.827469 $1.462504 $1.278295 $1.299135 $1.156483	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823 $0.855264	$2.690310 $2.764499 $2.097568 $2.133949 $2.042045 $1.881770 $1.415464 $1.265864 $1.295339 $1.069823	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547 $1.424159	$3.392130 $4.072212 $3.455848 $3.158516 $3.284679 $3.169095 $2.386072 $2.130925 $2.445238 $1.945547	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499 $0.911671	$2.401638 $2.978387 $2.558402 $2.395023 $2.530873 $2.430770 $1.910105 $1.537997 $1.729625 $1.400499	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	$1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150 $0.663267	$1.234367 $1.319725 $1.230919 $1.104290 $1.215441 $1.188548 $1.067114 $0.969150 $0.968305 $0.879150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181 $0.589359	$1.110995 $1.250036 $1.180187 $1.040215 $1.119412 $1.069028 $0.852636 $0.763581 $0.789334 $0.726181	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849 $1.165644	$4.215478 $4.341896 $3.494806 $3.188970 $3.143878 $2.865403 $2.220014 $1.941523 $2.019455 $1.645849	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339 $0.864644	$1.807263 $1.990042 $1.606898 $1.614416 $1.694469 $1.617301 $1.291791 $1.102661 $1.311428 $1.161339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387 $0.880564	$2.902910 $3.021984 $2.446942 $2.300639 $2.405182 $2.659871 $1.926801 $1.630592 $1.863598 $1.402387	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051 $1.024574	$1.740303 $1.891630 $1.727309 $1.623780 $1.670814 $1.579182 $1.360551 $1.254804 $1.263576 $1.179051	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687 $0.619343	$0.836828 $1.012551 $0.887600 $0.847185 $0.926856 $1.066958 $0.887602 $0.768076 $0.879228 $0.829687	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545 $0.898274	$1.824726 $1.918909 $1.830866 $1.628547 $1.740860 $1.718925 $1.653817 $1.444951 $1.413954 $1.289545	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788 $1.086641	$1.101973 $1.127308 $1.126582 $1.150816 $1.179353 $1.155393 $1.212121 $1.182621 $1.127596 $1.106788	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.328273 $2.166693	$2.013889 $2.328273	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363 $1.224724	$2.293864 $2.657510 $2.340896 $2.089701 $2.222953 $2.031580 $1.599576 $1.468172 $1.465861 $1.361363	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079 $1.282223	$2.142246 $2.444212 $2.252206 $2.294250 $2.367672 $2.137899 $2.108886 $1.726413 $1.878958 $1.667079	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753 $1.019563	$0.819357 $0.831325 $0.850358 $0.869828 $0.889784 $0.910199 $0.931098 $0.952583 $0.974377 $0.996753	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372 $0.988465	$1.451478 $1.553855 $1.451322 $1.455640 $1.495389 $1.452017 $1.389691 $1.343934 $1.352264 $1.267372	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014 $1.234692	$1.814991 $2.263275 $1.823189 $1.867512 $1.915116 $2.071239 $1.799183 $1.510396 $1.720944 $1.596014	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817 $0.869420	$2.438370 $2.531680 $2.011618 $2.106282 $2.274442 $2.332856 $1.719024 $1.616887 $1.776941 $1.360817	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.085513 $2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243 $0.938904	$2.981400 $3.085513 $2.320204 $2.419446 $2.227584 $2.075641 $1.546518 $1.370999 $1.413373 $1.291243	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585 $1.075040	$1.560386 $1.667881 $1.515678 $1.486461 $1.553973 $1.559331 $1.462256 $1.395644 $1.394793 $1.312585	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892 $1.054162	$1.968631 $2.255634 $1.855204 $1.793371 $1.874302 $1.871797 $1.515039 $1.379172 $1.496046 $1.334892	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057 $1.088890	$1.881105 $2.076657 $1.777723 $1.711475 $1.796096 $1.793512 $1.541252 $1.428688 $1.495519 $1.361057	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372 $1.101950	$1.750028 $1.891711 $1.666462 $1.619565 $1.698897 $1.693769 $1.530219 $1.434869 $1.463531 $1.359372	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051 $0.924036	$2.408487 $2.628399 $2.225373 $2.048581 $2.103156 $1.887821 $1.461560 $1.288043 $1.311394 $1.168051	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654 $0.676831	$0.946547 $1.099392 $0.925824 $0.936975 $0.976952 $1.007379 $0.916325 $0.833473 $0.922095 $0.855654	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.110986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	$1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	$1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689 $0.968496	$3.511386 $3.375414 $2.410027 $2.528603 $2.320988 $2.244466 $1.552587 $1.378839 $1.500331 $1.207689	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487 $0.968657	$2.149084 $2.288114 $2.056439 $1.954357 $2.000566 $1.852143 $1.609055 $1.464675 $1.444108 $1.192487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481 $1.045059	$1.268200 $1.310894 $1.281443 $1.279185 $1.301875 $1.276440 $1.342931 $1.280234 $1.236068 $1.182481	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	$1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date January 3, 1995	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380 $1.032666	$3.500441 $3.862675 $3.238160 $2.984127 $2.988381 $2.877453 $2.048453 $1.815936 $1.829933 $1.396380	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.636971 $2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849 $0.869283	$2.477729 $2.636971 $2.168123 $2.082953 $2.170722 $2.023424 $1.558600 $1.364972 $1.432608 $1.232849	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936 $1.326757	$1.766886 $2.144378 $1.788326 $1.815439 $1.838103 $1.987309 $1.638577 $1.439800 $1.724012 $1.629936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561 $0.606982	$1.678136 $1.713349 $1.356563 $1.349747 $1.292297 $1.189904 $0.918933 $0.830774 $0.882800 $0.766561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655 $0.978314	$2.638762 $2.700724 $2.143882 $2.138718 $2.052245 $1.894252 $1.466552 $1.329459 $1.415605 $1.232655	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404 $0.777073	$1.981594 $2.148007 $1.848196 $1.698000 $1.708430 $1.595250 $1.209535 $1.052896 $1.012949 $0.916404	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825 $0.719623	$2.368912 $2.362880 $1.831173 $1.825631 $1.680625 $1.506565 $1.122223 $0.981427 $1.040564 $0.966825	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.123349 $2.001823 $1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754 $0.848035	$1.917179 $2.123349 $2.001823 $1.728421 $1.875483 $1.741064 $1.286786 $1.151525 $1.204600 $1.089754	0.000 0.000 0.000 0.000 11,352.406 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.442657 $2.189195 $2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471 $1.497371	$2.217709 $2.442657 $2.189195 $2.145670 $2.205332 $2.204057 $1.959985 $1.813885 $1.917983 $1.778471	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.290159 $2.177613 $1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339 $0.968454	$2.184329 $2.290159 $2.177613 $1.968064 $2.082870 $2.065869 $1.928126 $1.701390 $1.680202 $1.486339	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.625929 $1.428878 $1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925 $0.663198	$1.522335 $1.625929 $1.428878 $1.362975 $1.385935 $1.285542 $1.099827 $0.977605 $1.037290 $0.898925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097 $0.981635	$2.573065 $2.812908 $2.360769 $2.236170 $2.272578 $2.077095 $1.618641 $1.422407 $1.493081 $1.303097	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207 $0.765437	$1.769581 $1.974662 $1.788744 $1.550695 $1.652532 $1.554594 $1.241082 $1.082104 $1.097058 $0.974207	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890 $0.672988	$2.169356 $2.223712 $1.683145 $1.708161 $1.630606 $1.498951 $1.124757 $1.003412 $1.024276 $0.843890	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564 $1.203812	$2.938332 $3.518760 $2.978900 $2.715974 $2.817555 $2.711766 $2.036752 $1.814490 $2.077047 $1.648564	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150 $0.721555	$1.947856 $2.409682 $2.064851 $1.928277 $2.032676 $1.947523 $1.526626 $1.226212 $1.375631 $1.111150	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913 $0.665990	$1.270122 $1.354608 $1.260372 $1.127955 $1.238452 $1.208086 $1.082009 $0.980277 $0.977035 $0.884913	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930 $0.591768	$1.143177 $1.283083 $1.208434 $1.062523 $1.140620 $1.086619 $0.864540 $0.772338 $0.796441 $0.730930	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848 $1.000000	$1.676516 $1.780343 $1.430186 $1.430572 $1.393695 $1.314867 $0.959848	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411 $0.989399	$3.666708 $3.767387 $3.025002 $2.753564 $2.707991 $2.462098 $1.902897 $1.660099 $1.722514 $1.400411	0.000 0.000 0.000 0.000 11,024.312 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081 $0.668488	$1.431888 $1.572828 $1.266923 $1.269745 $1.329455 $1.265807 $1.008569 $0.858793 $1.018901 $0.900081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260 $0.684789	$2.313368 $2.402339 $1.940472 $1.820010 $1.898059 $2.093911 $1.513125 $1.277365 $1.456348 $1.093260	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728 $0.963708	$1.677483 $1.818862 $1.656810 $1.553726 $1.594824 $1.503672 $1.292335 $1.188962 $1.194347 $1.111728	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113 $0.621878	$0.861071 $1.039335 $0.908864 $0.865360 $0.944425 $1.084523 $0.900007 $0.776893 $0.887144 $0.835113	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 2, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117 $0.969712	$2.070100 $2.163634 $2.054907 $1.818015 $1.937086 $1.901173 $1.820088 $1.582695 $1.541541 $1.399117	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510 $1.177615	$1.254104 $1.276669 $1.269048 $1.291117 $1.316279 $1.283510 $1.339783 $1.300515 $1.233305 $1.205510	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457 $1.027267	$2.020679 $2.330395 $2.042500 $1.813749 $1.919946 $1.746736 $1.368617 $1.250246 $1.241859 $1.147457	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.607288 $1.445160 $1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851 $1.000000	$1.454814 $1.607288 $1.445160 $1.410398 $1.457201 $1.462843 $1.305835 $1.213027 $1.288367 $1.198851	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684 $1.283243	$2.254312 $2.559001 $2.345797 $2.378873 $2.442350 $2.194708 $2.155723 $1.756553 $1.901584 $1.677684	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499 $1.038057	$0.864119 $0.866289 $0.883955 $0.901979 $0.920422 $0.939244 $0.958448 $0.978153 $0.998096 $1.018499	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538 $0.982847	$1.512617 $1.610443 $1.497468 $1.494842 $1.526644 $1.475883 $1.405201 $1.351179 $1.354248 $1.264538	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548 $0.993349	$1.399952 $1.494791 $1.365804 $1.328529 $1.357460 $1.318454 $1.197634 $1.111050 $1.092869 $1.002548	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485 $0.980238	$1.513714 $1.877340 $1.505516 $1.535100 $1.565387 $1.684650 $1.455806 $1.216304 $1.379994 $1.274485	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732 $0.681183	$2.006980 $2.073637 $1.640200 $1.708653 $1.836082 $1.873452 $1.374025 $1.285608 $1.406270 $1.071732	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.610390 $1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300 $0.760145	$2.535622 $2.610390 $1.952318 $2.025627 $1.855570 $1.722138 $1.276252 $1.125127 $1.155416 $1.050300	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981 $1.029244	$1.569944 $1.668699 $1.509456 $1.472254 $1.532427 $1.530345 $1.427973 $1.356219 $1.348157 $1.262981	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575 $0.895031	$1.757301 $2.001595 $1.638803 $1.576501 $1.640491 $1.629646 $1.311439 $1.188718 $1.282529 $1.138575	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615 $0.969554	$1.760074 $1.933032 $1.646885 $1.577292 $1.646394 $1.638016 $1.400187 $1.291539 $1.345027 $1.217615	0.000 0.000 0.000 0.000 11,322.434 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698 $1.019424	$1.700048 $1.828867 $1.602378 $1.548949 $1.616712 $1.605444 $1.443478 $1.346197 $1.365731 $1.262698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383 $0.790935	$2.165519 $2.351548 $1.980630 $1.815084 $1.853665 $1.656664 $1.275757 $1.119062 $1.133581 $1.004383	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371 $0.681270	$0.976371 $1.131238 $0.950329 $0.959431 $0.997921 $1.026472 $0.931412 $0.845113 $0.932693 $0.863371	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991 $0.985143	$2.148350 $2.494351 $2.248777 $2.008067 $2.111290 $1.873752 $1.454481 $1.234613 $1.238443 $1.028991	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271 $1.000000	$1.097084 $1.158088 $1.069800 $1.099032 $1.145346 $1.077432 $1.005271	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348 $1.000000	$1.147887 $1.229752 $1.108479 $1.142441 $1.201301 $1.133250 $1.000348	0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482 $0.814860	$1.213252 $1.297248 $1.166943 $1.147733 $1.192365 $1.163861 $1.065864 $1.003566 $1.009293 $0.930482	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612 $0.999944	$1.251712 $1.325171 $1.217895 $1.194129 $1.227044 $1.189834 $1.129832 $1.081544 $1.069707 $0.997612	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056 $0.719152	$1.236326 $1.359103 $1.170641 $1.141286 $1.207106 $1.184799 $1.017919 $0.931286 $0.961242 $0.868056	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235 $0.792432	$3.018541 $2.887808 $2.052163 $2.142621 $1.955974 $1.883015 $1.296183 $1.144880 $1.240333 $0.993235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907 $0.949337	$2.213075 $2.344489 $2.096093 $1.982814 $2.019130 $1.859526 $1.606907 $1.456897 $1.429019 $1.174907	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.811952 $1.624525 $1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192 $1.000000	$1.706057 $1.811952 $1.624525 $1.540121 $1.572689 $1.452455 $1.258732 $1.142985 $1.124192	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589 $1.148224	$1.464714 $1.504765 $1.464004 $1.454497 $1.474146 $1.437198 $1.504982 $1.428177 $1.371400 $1.305589	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482 $1.000000	$1.083189 $1.138418 $1.040023 $1.033908 $1.080623 $1.064394 $1.014482	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941 $1.000000	$1.171028 $1.270809 $1.077916 $1.078749 $1.177840 $1.164433 $1.019941	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011 $1.000000	$1.120703 $1.193574 $1.055021 $1.053592 $1.123243 $1.106265 $1.016011	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816 $1.208389	$3.617036 $4.169398 $3.681948 $3.101911 $3.247100 $3.149129 $2.357463 $2.067284 $2.167177 $1.695816	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063 $0.813043	$2.895519 $3.180485 $2.651755 $2.432983 $2.423880 $2.321531 $1.644388 $1.450644 $1.455682 $1.105063	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.545539 $2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053 $0.802895	$2.405282 $2.545539 $2.082714 $1.991143 $2.064457 $1.915332 $1.468496 $1.279556 $1.336019 $1.144053	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.05%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Initial Class Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410 $1.111759	$1.554538 $1.878126 $1.559268 $1.574197 $1.585601 $1.706594 $1.400618 $1.224370 $1.457831 $1.371410	0.000 0.000 0.000 0.000 11,129.975 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308 $0.897561	$2.543028 $2.590012 $2.045678 $2.030433 $1.939259 $1.781237 $1.372240 $1.237543 $1.311824 $1.136308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	$1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706	0.000 0.000 0.000 0.000 0.000 27,932.517 29,337.456 29,700.512 30,056.948 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421 $0.939422	$2.407339 $2.608220 $2.243084 $2.059804 $2.071465 $1.933294 $1.465123 $1.274754 $1.225782 $1.108421	0.000 0.000 0.000 12,412.512 13,136.057 13,327.571 12,481.231 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043 $0.877151	$2.901628 $2.892812 $2.240766 $2.232891 $2.054540 $1.840855 $1.370558 $1.198015 $1.269578 $1.179043	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 7,395.549

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 0.000 0.000 48.906 35,666.748 27,001.052 28,759.054 30,181.112 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 0.000 0.000 18,815.971 42,250.545 42,804.290 42,255.001 22,961.165 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 0.000 0.000 8,520.443 8,682.746 0.000 0.000 0.000 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 0.000 0.000 8,989.394 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 0.000 0.000 8,856.370 13,673.356 0.000 0.000 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.646902 $2.494181 $2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147 $1.052489	$2.391071 $2.646902 $2.494181 $2.152468 $2.334463 $2.166088 $1.600131 $1.431236 $1.496482 $1.353147	0.000 0.000 0.000 0.000 8,770.492 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.034762 $2.718528 $2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946 $1.852161	$2.756643 $3.034762 $2.718528 $2.663181 $2.735892 $2.732964 $2.429133 $2.246966 $2.374759 $2.200946	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.180040 $2.071890 $1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319 $0.917825	$2.080322 $2.180040 $2.071890 $1.871599 $1.979814 $1.962693 $1.830935 $1.614828 $1.593933 $1.409319	0.000 0.000 0.000 0.000 4,938.978 15,120.203 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	$1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667	0.000 0.000 0.000 0.000 0.000 0.000 82,807.723 83,670.376 84,440.499 85,199.566
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952 $1.125627	$2.964955 $3.239733 $2.717662 $2.572972 $2.613586 $2.387601 $1.859698 $1.633434 $1.713753 $1.494952	0.000 0.000 0.000 0.000 9,812.290 14,202.005 0.000 0.000 0.000 6,057.904
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385 $0.926193	$2.151731 $2.399917 $2.172898 $1.882810 $2.005473 $1.885699 $1.504685 $1.311282 $1.328759 $1.179385	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989 $0.869615	$2.816992 $2.886142 $2.183468 $2.214842 $2.113239 $1.941679 $1.456242 $1.298500 $1.324847 $1.090989	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089 $1.448116	$3.552012 $4.251565 $3.597527 $3.278395 $3.399346 $3.270105 $2.454908 $2.185936 $2.501006 $1.984089	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 4,734.801
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212 $0.926986	$2.514748 $3.109462 $2.663184 $2.485829 $2.619123 $2.508153 $1.965138 $1.577656 $1.769039 $1.428212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	$1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066	0.000 0.000 0.000 0.000 11,422.984 29,136.832 65,333.371 68,676.942 54,728.060 39,581.406
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076 $0.666535	$1.277419 $1.361728 $1.266382 $1.132780 $1.243139 $1.212049 $1.085023 $0.982521 $0.978794 $0.886076	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897 $0.592261	$1.149722 $1.289797 $1.214169 $1.067040 $1.144910 $1.090162 $0.866941 $0.774108 $0.797876 $0.731897	0.000 0.000 0.000 0.000 9,874.868 9,948.250 10,021.336 10,103.555 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444 $1.185241	$4.414081 $4.533044 $3.638007 $3.309946 $3.253573 $2.956683 $2.284024 $1.991619 $2.065498 $1.678444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350 $0.879183	$1.892434 $2.077676 $1.672758 $1.675672 $1.753606 $1.668837 $1.329046 $1.131125 $1.341342 $1.184350	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124 $0.895355	$3.039619 $3.154957 $2.547148 $2.387860 $2.489036 $2.744527 $1.982307 $1.672619 $1.906034 $1.430124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404 $1.041800	$1.822328 $1.974942 $1.798103 $1.685388 $1.729125 $1.629499 $1.399786 $1.287179 $1.292390 $1.202404	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 0.000 0.000 50,960.180 85,889.332 80,702.800 83,125.629 31,141.397 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210 $0.622392	$0.866027 $1.044795 $0.913191 $0.869050 $0.947986 $1.088080 $0.902519 $0.778682 $0.888745 $0.836210	0.000 0.000 0.000 0.000 3,066.864 3,089.655 3,112.352 3,137.885 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998912	$0.952090	0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063 $0.913370	$1.910677 $2.003369 $1.905875 $1.690307 $1.801578 $1.773664 $1.701475 $1.482204 $1.446171 $1.315063	0.000 0.000 0.000 0.000 0.000 0.000 11,637.691 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917	$1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725	0.000 0.000 0.000 0.000 0.000 0.000 17,401.232 454,343.992 182,055.852 98,561.663
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725 $1.104917	$1.153963 $1.177010 $1.172804 $1.194522 $1.220554 $1.192252 $1.247108 $1.213163 $1.153327 $1.128725	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 25,345.362
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.130350 $9.903918 $9.492901 $9.999457	$10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.348444 $2.249623	$2.037341 $2.348444	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309 $1.245302	$2.401936 $2.774500 $2.436815 $2.168963 $2.300497 $2.096289 $1.645690 $1.506038 $1.499261 $1.388309	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 5,753.954
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 0.000 0.000 6,644.548 530,237.387 1,118,113.642 1,284,112.489 1,172,490.319 582,534.882 224,063.697

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.597600 $10.426903 $9.998377	$11.691544 $12.597600 $10.426903	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.380201 $8.982319 $9.178822 $9.861041 $9.998372	$9.141125 $10.380201 $8.982319 $9.178822 $9.861041	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055 $1.303760	$2.243162 $2.551796 $2.344467 $2.381251 $2.450251 $2.205984 $2.169653 $1.770920 $1.921752 $1.700055	0.000 0.000 0.000 0.000 887.581 3,179.641 12,491.084 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514 $1.036718	$0.857982 $0.867975 $0.885241 $0.902849 $0.920859 $0.939231 $0.957970 $0.977190 $0.996632 $1.016514	0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,502.040 235,643.390 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440 $1.005059	$1.519819 $1.622217 $1.510755 $1.510827 $1.547539 $1.498245 $1.429746 $1.378584 $1.383060 $1.292440	0.000 0.000 0.000 9,586.106 189,895.151 292,837.835 291,361.686 222,282.536 20,741.218 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.187741 $10.111778 $9.998377	$10.679382 $11.187741 $10.111778	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.774836 $10.180726 $9.998377	$11.091317 $11.774836 $10.180726	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 0.000 0.000 30,830.292 287,341.904 389,396.931 404,915.823 377,202.253 109,496.068 14,799.727

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585 $1.255425	$1.900487 $2.362886 $1.897863 $1.938312 $1.981898 $2.137183 $1.851021 $1.549329 $1.760129 $1.627585	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Dat May 1, 2017	2018 2017	$10.992002 $9.998252	$9.227959 $10.992002	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778 $0.884047	$2.553283 $2.643175 $2.094075 $2.186205 $2.353824 $2.407199 $1.768610 $1.658628 $1.817472 $1.387778	0.000 0.000 0.000 0.000 4,088.444 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.221349 $2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798 $0.954687	$3.121870 $3.221349 $2.415271 $2.511209 $2.305283 $2.141727 $1.591079 $1.406351 $1.445577 $1.316798	0.000 0.000 0.000 0.000 11,722.667 7,009.633 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595 $1.093129	$1.633919 $1.741330 $1.577795 $1.542866 $1.608221 $1.609026 $1.504440 $1.431668 $1.426614 $1.338595	0.000 0.000 10,009.235 10,159.978 43,205.551 61,943.358 218,245.527 275,086.197 178,609.716 171,768.883

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319 $1.071875	$2.061386 $2.354931 $1.931219 $1.861397 $1.939695 $1.931415 $1.558709 $1.414746 $1.530148 $1.361319	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 188,538.236
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041 $1.107219	$1.969808 $2.168158 $1.850616 $1.776448 $1.858813 $1.850702 $1.585737 $1.465576 $1.529645 $1.388041	0.000 0.000 0.000 0.000 56,257.064 181,796.436 797,853.772 1,129,029.835 1,143,630.336 1,590,197.997
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267 $1.120464	$1.832447 $1.974966 $1.734723 $1.680974 $1.758135 $1.747696 $1.574321 $1.471873 $1.496877 $1.386267	0.000 0.000 74,269.151 140,928.197 860,539.427 970,212.007 1,554,329.064 1,521,530.042 679,577.424 1,215,639.778
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 19,416.783 43,518.459 44,151.689 43,635.008 23,655.744
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date July 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179 $0.939564	$2.521968 $2.744115 $2.316560 $2.126300 $2.176543 $1.947962 $1.503707 $1.321284 $1.341301 $1.191179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938 $0.682168	$0.982462 $1.137742 $0.955325 $0.964004 $1.002193 $1.030359 $0.934481 $0.847472 $0.934834 $0.864938	0.000 0.000 0.000 0.000 91,943.189 183,016.042 395,410.292 402,760.132 312,416.754 256,349.992

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 0.000 5,256.770 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 60,112.749 95,445.424 105,393.597 376,446.635 166,398.869
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 116,800.835 146,982.939 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 26,005.323 26,500.718 0.000
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996964	$0.892687	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.289311 $1.236716	$1.254362 $1.289311	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	$1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235	0.000 0.000 0.000 0.000 626,538.671 741,094.821 656,076.046 522,188.532 12,532.098 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	$1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778	0.000 0.000 0.000 0.000 15,757.093 224,343.262 0.000 0.000 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606 $0.984780	$3.676751 $3.523945 $2.508741 $2.624488 $2.401937 $2.315949 $1.597346 $1.414403 $1.534525 $1.231606	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116 $0.984952	$2.250384 $2.388889 $2.140731 $2.028513 $2.070399 $1.911167 $1.655462 $1.502471 $1.477040 $1.216116	0.000 0.000 0.000 10,910.235 11,546.213 28,104.676 41,389.714 30,770.368 67,122.535 52,034.250
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 0.000 30,748.867 16,010.048 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885 $1.062622	$1.327968 $1.368630 $1.333963 $1.327721 $1.347303 $1.317099 $1.381645 $1.313249 $1.264241 $1.205885	0.000 0.000 21,992.117 52,990.305 613,024.811 669,726.037 790,965.105 742,815.004 75,489.106 50,492.265
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 13,744.531 51,958.242 53,032.662 54,084.370 40,389.092 0.000
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 0.000 0.000 105,190.749 107,194.482 148,419.816 111,140.120 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 88,610.542 92,082.786 97,229.348 103,065.257
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 0.000 13,302.601 13,556.008 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	$1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005 $1.050007	$3.665345 $4.032703 $3.370819 $3.097301 $3.092612 $2.969090 $2.107490 $1.862762 $1.871617 $1.424005	0.000 0.000 0.000 0.000 3,407.285 2,664.207 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.753044 $2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249 $0.883883	$2.594441 $2.753044 $2.256948 $2.161945 $2.246441 $2.087867 $1.603525 $1.400171 $1.465249 $1.257249	0.000 0.000 0.000 0.000 2,828.658 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230 $1.349067	$1.850184 $2.238839 $1.861647 $1.884357 $1.902282 $2.050674 $1.685868 $1.476982 $1.763333 $1.662230	0.000 0.000 0.000 0.000 61.374 8,060.406 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.159631 $9.998252	$10.378371 $11.159631	0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.770582 $1.397774 $1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764 $0.610890	$1.739320 $1.770582 $1.397774 $1.386672 $1.323759 $1.215296 $0.935799 $0.843534 $0.893727 $0.773764	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040 $0.994743	$2.763063 $2.819602 $2.231716 $2.219824 $2.123824 $1.954562 $1.508818 $1.363745 $1.447850 $1.257040	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	$1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390	0.000 27,429.005 27,429.005 27,429.005 47,195.029 47,195.029 49,390.290 50,536.682 26,744.458 63,727.345
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	1,201,574.452 1,201,574.452 1,201,574.452 1,201,574.452 1,216,928.007 1,216,928.007 1,218,633.207 1,219,804.416 1,201,574.452 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	$1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399	64,877.417 100,767.530 409,127.426 331,154.398 333,967.695 338,591.500 349,110.020 329,250.655 330,164.316 181,968.857

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	$1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784	0.000 26,399.867 26,399.867 26,399.867 44,705.918 44,705.918 46,739.029 26,247.751 26,201.141 510,576.825
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	$1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056	0.000 0.000 12,986.007 12,455.427 12,453.457 12,114.117 16,692.902 16,244.901 16,812.371 13,025.572
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.144919 $9.912032 $9.496038 $9.999471	$10.294172 $11.144919 $9.912032 $9.496038	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.608635 $10.430920 $9.998417	$11.707575 $12.608635 $10.430920	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$9.219639 $10.191636 $9.234885 $9.379647 $9.901652	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.396260 $8.991805 $9.184016 $9.861758 $9.998413	$9.159804 $10.396260 $8.991805 $9.184016 $9.861758	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	$0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792	0.000 0.000 122,300.137 192,882.733 18,472.781 17,977.768 18,598.955 82,642.283 207,637.729 2,131,405.253

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.197545 $10.115681 $9.998417	$10.694024 $11.197545 $10.115681	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.785148 $10.184643 $9.998417	$11.106521 $11.785148 $10.184643	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.995615 $9.998292	$9.235542 $10.995615	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	$1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755	0.000 0.000 0.000 139,581.819 139,581.819 203,416.368 203,576.352 417,342.590 586,838.867 420,033.768
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	$1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123	5,393,380.982 5,459,304.048 5,518,285.437 5,626,149.605 6,600,972.000 6,940,529.509 6,920,182.893 6,857,511.448 7,126,145.167 6,655,850.072
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	$1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527	149,715.987 488,901.826 489,212.592 489,909.470 490,773.661 567,738.444 567,740.158 683,984.222 685,433.405 817,897.028
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	$0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514	213,604.075 215,946.900 341,307.433 542,445.360 545,856.395 651,719.759 651,515.322 661,954.106 449,486.403 447,997.049

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	$1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999	29,239.935 29,429.257 29,619.418 29,813.282 30,008.389 30,204.230 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	$1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488	101,554.321 101,994.046 102,093.279 206,540.103 204,854.299 204,867.372 156,744.627 156,744.627 147,071.307 147,110.726
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	$1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514	37,640.112 37,876.409 54,786.073 56,633.947 57,442.447 59,098.291 66,383.597 68,879.326 72,380.240 52,216.120
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	$1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214	22,805.556 33,035.839 70,097.401 203,397.845 204,633.677 244,708.326 249,799.255 229,313.514 230,031.466 234,004.071
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.163297 $9.998292	$10.386896 $11.163297	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	$1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456	0.000 0.000 0.000 0.000 0.000 8,360.139 30,334.769 37,886.129 16,389.050 8,028.917
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832 $0.789906	$2.064341 $2.232179 $1.915932 $1.755936 $1.762414 $1.641621 $1.241644 $1.078183 $1.034740 $0.933832	0.000 0.000 0.000 0.000 47,279.201 47,831.738 45,790.758 46,663.088 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173 $0.731485	$2.467734 $2.455390 $1.898222 $1.887853 $1.733656 $1.550310 $1.151979 $1.004963 $1.062913 $0.985173	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 0.000 0.000 0.000 37,593.533 363,460.169 374,998.367 385,024.482 331,432.622 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 3,805.466 4,061.725 45,275.255 75,209.609 72,316.357 75,747.238 66,039.212 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 0.000 0.000 0.000 73,168.820 74,154.665 75,423.105 75,495.002 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	0.000 0.000 112,390.905 112,390.905 185,078.360 165,285.968 34,688.154 34,196.237 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 0.000 0.000 0.000 33,932.579 34,329.085 32,867.869 33,488.278 0.000 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.206675 $2.075293 $1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497 $0.862057	$1.997335 $2.206675 $2.075293 $1.787474 $1.934796 $1.791722 $1.320981 $1.179211 $1.230539 $1.110497	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.538309 $2.269370 $2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235 $1.522053	$2.310241 $2.538309 $2.269370 $2.218821 $2.274936 $2.268051 $2.011950 $1.857390 $1.959188 $1.812235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,497.246
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.379877 $2.257395 $2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573 $0.984438	$2.275527 $2.379877 $2.257395 $2.035183 $2.148630 $2.125871 $1.979273 $1.742218 $1.716320 $1.514573	0.000 0.000 0.000 0.000 3,628.082 3,870.644 3,938.544 27,251.823 23,261.642 23,261.642
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	$1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620	0.000 0.000 0.000 0.000 9,648.069 18,432.299 207,553.204 209,751.284 190,745.207 192,782.722

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858 $0.997835	$2.680513 $2.923147 $2.447306 $2.312472 $2.344362 $2.137450 $1.661602 $1.456560 $1.525190 $1.327858	0.000 0.000 83,414.882 83,414.882 160,476.195 145,091.456 44,209.062 44,802.594 47,798.346 48,273.391
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706 $0.778067	$1.843443 $2.052020 $1.854275 $1.603578 $1.704706 $1.599737 $1.273999 $1.108069 $1.120632 $0.992706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 9,588.897
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926 $0.684095	$2.259953 $2.310868 $1.744840 $1.766452 $1.682108 $1.542513 $1.154603 $1.027506 $1.046301 $0.859926	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865 $1.223665	$3.060969 $3.656587 $3.088021 $2.808578 $2.906484 $2.790496 $2.090762 $1.858017 $2.121670 $1.679865	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 1,370.910
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287 $0.733474	$2.029239 $2.504174 $2.140575 $1.994112 $2.096921 $2.004139 $1.567161 $1.255672 $1.405243 $1.132287	0.000 0.000 0.000 0.000 74,678.880 75,770.615 23,673.846 24,114.146 0.000 1,806.971
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	$1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890	0.000 0.000 0.000 0.000 9,205.132 83,350.231 99,357.727 114,280.168 58,888.515 19,094.079

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743 $0.668732	$1.307056 $1.390567 $1.290680 $1.152255 $1.262024 $1.228050 $1.097186 $0.991582 $0.985890 $0.890743	0.000 0.000 0.000 0.000 19,093.924 19,368.317 19,640.847 15,852.545 11,522.347 12,447.164
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749 $0.594212	$1.176388 $1.317107 $1.237451 $1.085375 $1.162295 $1.104552 $0.876671 $0.781246 $0.803660 $0.735749	0.000 0.000 0.000 0.000 13,108.657 13,985.079 14,616.399 14,808.005 0.000 3,957.098
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028 $1.005732	$3.819799 $3.915006 $3.135862 $2.847495 $2.793515 $2.533632 $1.953385 $1.699947 $1.759544 $1.427028	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171 $0.679515	$1.491697 $1.634481 $1.313370 $1.313077 $1.371451 $1.302599 $1.035342 $0.879417 $1.040797 $0.917171	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037 $0.696096	$2.410003 $2.496521 $2.011623 $1.882127 $1.958025 $2.154771 $1.553292 $1.308045 $1.487677 $1.114037	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857 $0.979621	$1.747547 $1.890149 $1.717540 $1.606727 $1.645188 $1.547360 $1.326630 $1.217509 $1.220033 $1.132857	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 0.000 0.000 24,883.988 109,357.391 104,777.043 124,182.409 53,402.782 12,456.986
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606 $0.624431	$0.886089 $1.066887 $0.930676 $0.883960 $0.962368 $1.102413 $0.912612 $0.785838 $0.895164 $0.840606	0.000 0.000 0.000 0.000 9,522.888 10,159.560 10,618.178 10,757.373 0.000 9,018.126
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998917	$0.953355	0.000
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705 $0.985729	$2.156509 $2.248403 $2.130216 $1.880031 $1.998259 $1.956418 $1.868386 $1.620695 $1.574694 $1.425705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433 $0.923616	$1.970385 $2.061899 $1.957728 $1.732901 $1.843355 $1.811243 $1.734128 $1.507691 $1.468157 $1.332433	0.000 0.000 0.000 0.000 1,633.468 1,979.204 1,922.844 1,914.488 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445 $1.197073	$1.306499 $1.326730 $1.315588 $1.335195 $1.357900 $1.320848 $1.375383 $1.331776 $1.259858 $1.228445	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	$1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620	0.000 0.000 0.000 0.000 44,299.456 26,831.902 48,987.851 206,527.705 136,652.067 24,586.443
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620 $1.117307	$1.190010 $1.211384 $1.204700 $1.224617 $1.248856 $1.217502 $1.271027 $1.233998 $1.170842 $1.143620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 30,985.556 156,980.896
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.188748 $9.936436 $9.505430 $9.999511	$10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286 $1.044240	$2.105120 $2.421781 $2.117401 $1.875662 $1.980626 $1.797527 $1.404961 $1.280286 $1.268583 $1.169286	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606 $1.259233	$2.476985 $2.855538 $2.503067 $2.223573 $2.353796 $2.140654 $1.677234 $1.531880 $1.522005 $1.406606	0.000 0.000 40,756.198 0.000 6,929.060 7,392.326 7,516.264 7,614.800 84,711.251 43,022.991
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.641717 $10.442962 $9.998538	$11.755682 $12.641717 $10.442962	0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	0.000 0.000 155,684.323 155,684.323 2,113,418.815 4,508,171.347 4,851,653.380 4,920,778.203 2,509,430.647 329,123.084
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.44443 $9.020236 $9.199535 $9.863908 $9.998534	$9.215893 $10.44443 $9.020236 $9.199535 $9.863908	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535 $1.304410	$2.348386 $2.659222 $2.431716 $2.459987 $2.519433 $2.258442 $2.212882 $1.798690 $1.942441 $1.709535	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493 $1.318381	$2.313277 $2.626366 $2.408265 $2.441262 $2.507069 $2.252712 $2.211273 $1.801333 $1.950932 $1.722493	0.000 0.000 0.000 0.000 12,838.680 13,221.426 12,929.918 13,142.175 0.000 0.000
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883 $1.055212	$0.900197 $0.900239 $0.916343 $0.932754 $0.949515 $0.966565 $0.983914 $1.001668 $1.019591 $1.037883	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906 $1.048328	$0.884821 $0.893309 $0.909314 $0.925596 $0.942212 $0.959117 $0.976319 $0.993936 $1.011740 $1.029906	0.000 0.000 0.000 0.000 0.000 370,239.346 105,679.540 63,539.649 398,059.063 8,394.417

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567 $0.999077	$1.575794 $1.673565 $1.552354 $1.545843 $1.574863 $1.518776 $1.442494 $1.383625 $1.383377 $1.288567	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504 $1.016333	$1.567320 $1.669620 $1.551860 $1.548906 $1.583423 $1.529972 $1.457166 $1.402252 $1.404061 $1.309504	0.000 0.000 0.000 15,292.406 850,852.261 989,507.276 949,552.079 929,933.490 50,700.613 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.226947 $10.127373 $9.998538	$10.737988 $11.226947 $10.127373	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.816084 $10.196412 $9.998538	$11.152173 $11.816084 $10.196412	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	0.000 0.000 0.000 87,420.603 453,042.666 555,920.279 542,557.983 451,178.901 100,482.327 4,150.862
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712 $0.996430	$1.576929 $1.950918 $1.560710 $1.587482 $1.614836 $1.733620 $1.494444 $1.245517 $1.409677 $1.298712	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029 $1.269470	$1.959895 $2.431924 $1.949498 $1.987147 $2.027842 $2.182426 $1.886504 $1.575925 $1.786830 $1.649029	0.000 0.000 7,330.169 36,168.534 34,782.902 33,930.685 0.000 0.000 0.000 4,773.296
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.006468 $9.998413	$9.258355 $11.006468	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 0.000 0.000 0.000 19,744.623 24,420.563 27,559.317 28,276.107 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131 $0.692441	$2.090819 $2.154928 $1.700344 $1.766983 $1.894113 $1.927933 $1.410517 $1.316497 $1.436545 $1.092131	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099 $0.893953	$2.633143 $2.720466 $2.151100 $2.241343 $2.408449 $2.458228 $1.802560 $1.687128 $1.845080 $1.406099	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.712703 $2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273 $0.772700	$2.641518 $2.712703 $2.023888 $2.094749 $1.914192 $1.772192 $1.310124 $1.152141 $1.180264 $1.070273	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.315444 $2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166 $0.965373	$3.219406 $3.315444 $2.480961 $2.574459 $2.358715 $2.187072 $1.621594 $1.430495 $1.467518 $1.334166	0.000 0.000 0.000 0.000 5,097.573 5,438.389 5,542.167 5,614.823 51,783.276 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970 $1.046217	$1.635485 $1.734071 $1.564751 $1.522459 $1.580804 $1.574803 $1.465859 $1.388767 $1.377141 $1.286970	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226 $1.105362	$1.684971 $1.792188 $1.620712 $1.581726 $1.645501 $1.643102 $1.533280 $1.456240 $1.448252 $1.356226	0.000 0.000 22,581.536 207,770.812 872,546.886 1,052,504.997 1,462,925.058 1,390,411.612 642,059.029 479,146.755
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190 $0.909787	$1.830646 $2.080001 $1.698829 $1.630257 $1.692280 $1.676970 $1.346223 $1.217246 $1.310081 $1.160190	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306 $1.083908	$2.125869 $2.423819 $1.983819 $1.908353 $1.984722 $1.972381 $1.588650 $1.439076 $1.553408 $1.379306	0.000 0.000 0.000 0.000 0.000 0.000 0.000 166,087.433 166,087.433 166,087.433
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775 $0.985584	$1.833535 $2.008746 $1.707219 $1.631085 $1.698384 $1.685606 $1.437351 $1.322564 $1.373976 $1.240775	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322 $1.119595	$2.031300 $2.231432 $1.900901 $1.821144 $1.901848 $1.889829 $1.616089 $1.490698 $1.552816 $1.406322	0.000 0.000 0.000 0.000 374,186.606 557,161.033 2,157,604.869 2,539,634.867 2,818,638.699 4,797,561.409
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654 $1.036230	$1.770969 $1.900473 $1.661047 $1.601730 $1.667707 $1.652027 $1.481721 $1.378467 $1.395050 $1.286654	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545 $1.133012	$1.889706 $2.032656 $1.781899 $1.723312 $1.798877 $1.784689 $1.604492 $1.497127 $1.519577 $1.404545	0.000 0.000 375,518.490 696,420.975 3,003,695.732 4,015,501.530 3,989,524.368 4,035,529.834 1,519,389.463 1,155,574.690
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 8,674.824 22,416.240 29,000.311 30,637.883 31,460.581 39,765.449
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504 $0.804014	$2.255978 $2.443751 $2.053257 $1.877039 $1.912244 $1.704831 $1.309645 $1.145963 $1.157996 $1.023504	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 1, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866 $0.950074	$2.600759 $2.824269 $2.379559 $2.179852 $2.226990 $1.989207 $1.532527 $1.343951 $1.361635 $1.206866	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200 $0.685764	$1.007199 $1.164093 $0.975536 $0.982472 $1.019382 $1.045988 $0.946795 $0.856962 $0.943458 $0.871200	0.000 0.000 0.000 0.000 69,347.377 104,393.427 215,490.378 413,116.394 450,242.097 1,232,088.909
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	0.000 0.000 11,766.701 12,010.102 12,713.690 12,903.594 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	0.000 0.000 78,379.160 649,811.483 1,562,743.435 1,731,750.813 1,570,235.919 1,019,436.446
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 238,718.417 284,919.626 300,424.072 243,371.146
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996969	$00.893865	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.306288 $1.251588	$1.273387 $1.306288	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	$1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286	0.000 0.000 396,435.381 929,536.946 1,457,154.460 1,701.228.688 1,478,715.193 991,746.200 523,300.802 428,511.404
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 0.000 25,607.456 89,314.337 120,536.700 121,320.498 64,459.130 31,248.854 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	$1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619	0.000 0.000 41,246.110 42,675.901 422,795.257 530,309.162 554,724.841 417,867.472 199,546.838 38,496.677

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 94,453.172 197,726.172 657,586.921 183,567.041 80,643.930
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124 $0.805520	$3.144626 $3.001006 $2.127400 $2.215735 $2.017767 $1.937758 $1.330605 $1.172387 $1.267018 $1.012124	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848 $0.995802	$3.791653 $3.626893 $2.576982 $2.690595 $2.457615 $2.364977 $1.627962 $1.438676 $1.557811 $1.247848	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206 $0.964991	$2.305434 $2.436314 $2.172871 $2.050411 $2.082857 $1.913500 $1.649495 $1.491839 $1.459709 $1.197206	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127 $0.995965	$2.320652 $2.458627 $2.198917 $2.079569 $2.118340 $1.951598 $1.687164 $1.528234 $1.499432 $1.232127	0.000 0.000 0.000 0.000 130,736.406 168,036.301 148,104.419 187,042.023 36,855.958 25,360.941
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 123,102.769 310,667.526 321,533.069 335,183.838 192,153.525 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428 $1.167202	$1.525925 $1.563784 $1.517706 $1.504156 $1.520743 $1.478995 $1.544955 $1.462495 $1.400929 $1.330428	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804 $1.074549	$1.369466 $1.408606 $1.370256 $1.361177 $1.378556 $1.345012 $1.408160 $1.335805 $1.283433 $1.221804	0.000 0.000 80,400.807 269,875.558 531,521.246 717,634.147 987,772.481 1,094,332.710 626,939.281 354,748.368
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	0.000 0.000 5,392.659 123,008.128 166,405.321 202,966.337 206,154.591 37,534.136
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 0.000 0.000 0.000 73,811.066 64,779.831 353,544.427 408,835.485 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 0.000 0.000 167,374.816 420,583.623 487,641.524 441,867.292
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 0.000 0.000 22,690.328 33,933.819 35,364.581 45,712.780 12,302.604
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 0.000 387,179.807 896,705.199 1,103,594.005 989,870.995 385,688.106 108,916.216
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017 $1.228326	$3.768008 $4.332702 $3.816822 $3.207683 $3.349588 $3.240572 $2.419989 $2.116896 $2.213754 $1.728017	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	$1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936	0.000 0.000 14,238.479 14,285.478 77,026.911 78,910.042 2,389.680 2,876.597 0.000 0.000
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075 $0.826476	$3.016446 $3.305141 $2.748954 $2.515985 $2.500430 $2.388972 $1.688023 $1.485472 $1.486982 $1.126075	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802 $1.061784	$3.779862 $4.150496 $3.462491 $3.175305 $3.164286 $3.031938 $2.147901 $1.894745 $1.900032 $1.442802	0.000 0.000 0.000 0.000 3,524.005 3,759.613 3,825.558 3,875.708 0.000 1,665,.891
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.645277 $2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796 $0.816158	$2.505701 $2.645277 $2.159028 $2.059052 $2.129636 $1.970963 $1.507453 $1.310268 $1.364748 $1.165796	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.833542 $2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847 $0.893804	$2.675593 $2.833542 $2.318400 $2.216467 $2.298568 $2.132121 $1.634299 $1.424230 $1.487513 $1.273847	0.000 0.000 16,331.214 32,974.129 34,871.344 36,341.678 0.000 0.000 47,130.807 49,221.949
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487 $1.130128	$1.619460 $1.951731 $1.616423 $1.627899 $1.635677 $1.756187 $1.437792 $1.253779 $1.489191 $1.397487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119 $1.364159	$1.907996 $2.304233 $1.912281 $1.931816 $1.946365 $2.094079 $1.718178 $1.502319 $1.790060 $1.684119	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 12,310.277 11,999.643
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.174311 $9.998413	$10.412539 $11.174311	0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925 $0.912395	$2.649264 $2.691557 $2.120688 $2.099729 $2.000540 $1.833024 $1.408682 $1.267286 $1.340066 $1.157925	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661 $1.005909	$2.849487 $2.902061 $2.292499 $2.275825 $2.173134 $1.996020 $1.537808 $1.387204 $1.469877 $1.273661	0.000 0.000 0.000 0.000 10,970.142 11,703.584 11,909.319 12,065.453 0.000 0.000

Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B(2) Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967 $0.722264	$1.934558 $2.086683 $1.786667 $1.633456 $1.635443 $1.519616 $1.146547 $0.993144 $0.950792 $0.855967	1,699,498.834 1,977,476.284 1,563,218.510 1,373,301.680 1,688,988.414 1,856,868.991 1,757,989.773 1,700,473.585 1,861,372.354 2,122,408.122
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965 $0.553250	$1.912958 $1.898680 $1.464243 $1.452676 $1.330745 $1.187087 $0.879919 $0.765726 $0.807891 $0.746965	668,385.603 824,156.495 844,608.349 897,151.244 1,002,710.012 1,248,802.910 1,423,374.074 2,034,000.483 2,295,332.573 2,179,227.634
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.532994 $3.314505 $2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381 $1.350022	$3.205742 $3.532994 $3.314505 $2.847834 $3.074981 $2.840605 $2.089154 $1.860343 $1.936582 $1.743381	1.894.240.928 2,212,668.976 2,384,399.684 2,535,333.814 3,551,640.042 4,225,254.986 4,572,229.792 5,281,191.429 5,745,328.726 6,262,873.823

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.791876 $1.598086 $1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385 $1.050950	$1.634914 $1.791876 $1.598086 $1.558655 $1.594145 $1.585420 $1.402951 $1.291978 $1.359440 $1.254385	2,188,707.001 2,557,242.991 3,131,281.542 3,500,857.158 4,529,923.755 5,039,841.505 5,271,910.667 5,992,438.852 6,677,682.714 6,747,432.913
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443159 $2.311739 $2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554 $0.988496	$2.341807 $2.443159 $2.311739 $2.079072 $2.189572 $2.161063 $2.007092 $1.762348 $1.731892 $1.524554	331,669.048 422,338.173 427,778.838 526,010.214 760,305.094 872,580.536 1,390,416.298 1,012,224.083 1,475,595.470 1,330,553.052
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333 $0.665388	$1.604271 $1.704999 $1.491048 $1.415330 $1.432111 $1.321867 $1.125360 $0.995374 $1.050978 $0.906333	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404 $0.831633	$2.289628 $2.490706 $2.080149 $1.960735 $1.982886 $1.803440 $1.398505 $1.222909 $1.277401 $1.109404	3,046,733.128 3,646,256.412 3,871,643.635 4,058,851.055 4,639,353.435 4,807,095.572 5,311,677.779 5,407,209.433 6,211,481.160 6,514,540.755
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922 $0.797426	$1.936386 $2.150142 $1.938187 $1.672038 $1.773105 $1.659832 $1.318619 $1.144045 $1.154180 $1.019922	1,188,230.195 1,294,598.700 1,465,694.539 1,556,742.834 1,942,436.531 2,140,509.640 2,347,817.852 2,860,028.480 2,972,119.345 3,073,775.832
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473 $0.434570	$1.989726 $1.800854 $1.362885 $1.383086 $1.333280 $1.209447 $0.892974 $0.760017 $0.756872 $0.622473	47,500.051 51,255.223 66,581.335 88,412.992 103,370.551 112,289.721 112,696,189 147,345.670 238,573.653 260,184.237

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231 $0.556480	$1.884158 $1.921841 $1.447550 $1.461882 $1.388663 $1.270284 $0.948503 $0.842013 $0.855314 $0.701231	440,167.327 471,603.450 496,781.039 556,621.971 849,368.741 1,149,733.375 1,468,758.337 1,989,109.472 2,010,067.107 2,074,648.360
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854 $1.360897	$3.489044 $4.157637 $3.502575 $3.177820 $3.280512 $3.141854 $2.348232 $2.081674 $2.371228 $1.872854	1,370,766.871 1,640,268.796 1,771,467.186 1,922,463.398 2,793,051.437 3,344,982.891 3,694,807.816 4,101,222.583 4,654,611.092 5,030,714.301
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874 $0.745622	$2.114207 $2.602581 $2.219253 $2.062340 $2.163329 $2.062537 $1.608870 $1.285903 $1.435540 $1.153874	778,715.271 828,836.813 918,023.696 957,156.867 1,145,355.689 1,423,881.231 1,474,844.851 1,672,248.384 2,012,944.419 2,098,125.549
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617 $0.671488	$1.345094 $1.427500 $1.321708 $1.177078 $1.286048 $1.248360 $1.112603 $1.003030 $0.994830 $0.896617	243,169.386 324,407.782 347,252.096 392,135.684 866,945.379 1,139,663.068 1,521,671.720 1,494,342.217 1,546,752.708 1,172,505.510
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603 $0.596665	$1.210634 $1.352101 $1.267217 $1.108754 $1.184412 $1.122806 $0.888968 $0.790262 $0.810942 $0.740603	47,419.658 53,338.316 66,490.339 70,556.395 98,459.987 129,387.559 162,445.651 176,590.191 275,207.510 233,028.197
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057 $1.000000	$1.732465 $1.830696 $1.463449 $1.456690 $1.412186 $1.325774 $0.963057	170,542.955 183,609.434 188,995.939 195,647.628 301,090.121 426,222.785 438,674.766

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737 $0.399149	$1.553681 $1.588470 $1.269227 $1.149687 $1.125125 $1.017953 $0.782899 $0.679643 $0.701749 $0.567737	190,049.971 211,304.865 246,164.161 328,517.873 562,288.097 876,386.446 1,296,347.998 1,387,652.354 1,463,003.181 1,846,665.535
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948 $0.438223	$0.985941 $1.077643 $0.863806 $0.861504 $0.897588 $0.850431 $0.674291 $0.571330 $0.674525 $0.592948	738,177.952 854,642.681 1,065,886.412 1,267,106.218 1,503,352.904 1,698,547.902 2,061,462.636 2,967,431.124 3,576,750.919 3,596,813.241
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144 $1.007811	$2.176384 $2.564784 $2.291991 $1.959720 $2.066364 $1.935092 $1.561949 $1.431772 $1.498603 $1.319144	122,899.948 124,071.165 128,458.497 130,962.915 140,620.011 148,496.476 238,913.299 260,067.667 267,857.509 306,188.003
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251 $0.707617	$2.510878 $2.594577 $2.085513 $1.946490 $2.020010 $2.217519 $1.594598 $1.339509 $1.519723 $1.135251	359,001.648 425,267.828 524,714.403 575,723.430 624,599.624 953,058.687 1,240,556.285 1,335,678.966 1,278,669.795 1,105,295.850
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449 $0.995840	$1.820692 $1.964416 $1.780648 $1.661689 $1.697276 $1.592426 $1.361906 $1.246795 $1.246334 $1.154449	787,063.730 854,758.011 970,115.892 1,057,742.591 1,272,865.634 1,372,566.597 1,517,775.179 1,797,129.014 1,969,853.215 2,070,128.670
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164 $0.627021	$0.911926 $1.095279 $0.953105 $0.903045 $0.980718 $1.120673 $0.925467 $0.794945 $0.903305 $0.846164	471,736.498 490,197.227 505,112.093 524,366.948 610,259.933 763,274.077 1,044,081.843 1,146,458.518 1,179,806.597 1,202,403.682

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341 $0.973401	$2.182564 $2.269944 $2.145351 $1.888754 $2.002596 $1.955855 $1.863261 $1.612266 $1.562668 $1.411341	789,652.579 819,471.266 949,399.966 1,015,356.129 1,329,485.418 1,547,587.594 1,660,998.545 1,748,863.132 2,047,782.263 2,266,604.654
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.941533 $1.920527 $1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695 $1.713467	$1.916659 $1.941533 $1.920527 $1.944377 $1.972563 $1.914038 $1.988155 $1.920374 $1.812219 $1.762695	1,306,519.010 1,691,710.770 1,804,630.472 1,699,738.893 2,109,164.514 2,292,867.093 2,728,821.687 2,770,039.375 3,521,605.838 4,627,975.789
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574 $1.149598	$1.254897 $1.274283 $1.264155 $1.281906 $1.304063 $1.268199 $1.320708 $1.279064 $1.210634 $1.179574	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266 $1.159255	$2.395109 $2.748591 $2.397260 $2.118380 $2.231428 $2.020167 $1.575106 $1.431801 $1.415251 $1.301266	3,824,626.313 4,586,865.221 4,746,318.996 5,199,974.059 6,476,109.401 7,182,310.976 7,966,609.001 8,938,409.803 10,211,734.893 5,458,999.070
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788 $1.000000	$1.525582 $1.677155 $1.500613 $1.457359 $1.498334 $1.496765 $1.329572 $1.229001 $1.298946 $1.202788	5,742,200.525 6,091,192.756 6,655,365.564 7,190,548.608 7,847,729.842 8,033,386.498 7,585,863.942 7,841,971.823 7,196,893.882 6,259,351.681
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145 $1.326025	$2.446747 $2.763751 $2.521111 $2.544176 $2.599253 $2.324264 $2.271788 $1.842018 $1.984355 $1.742145	608,623.972 772,594.891 857,724.429 972,449.339 932,899.285 1,033,471.331 1,081,236.704 1,124,552.294 1,158,668.867 1,327,206.411

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.271380 $1.290982 $1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207 $1.457617	$1.274476 $1.271380 $1.290982 $1.310854 $1.331114 $1.351674 $1.372548 $1.393856 $1.415331 $1.437207	1,115,225.084 1,197,285.407 1,483,025.147 5,318,054.373 2,468,938.255 3,235,104.331 3,406,337.102 3,725,450.399 3,718,178.795 4,685,968.758
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104 $1.015596	$1.641785 $1.739337 $1.609413 $1.598736 $1.624746 $1.563014 $1.480866 $1.416913 $1.413194 $1.313104	437,153.449 585,480.112 615,776.329 655,098.160 739,990.059 720,627.639 808,433.346 886,725.188 1,167,701.953 1,254,415.304
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130 $0.993363	$1.464141 $1.555622 $1.414435 $1.369106 $1.392054 $1.345425 $1.216138 $1.122662 $1.098884 $1.003130	132,385.957 163,387.835 173,654.513 308,344.575 194,147.438 230,550.189 198,176.307 273,179.837 151,965.695 1,271.874
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292 $0.819162	$1.328665 $1.639710 $1.308538 $1.327723 $1.347272 $1.442818 $1.240712 $1.031495 $1.164590 $1.070292	1,929,053.727 1,918,215.334 1,875,911.075 1,914,465.751 2,246,878.086 2,211,077.834 2,317,565.806 2,761,764.696 2,660,038.559 2,607,734.333
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385 $0.516977	$1.599864 $1.644854 $1.294692 $1.342143 $1.435162 $1.457195 $1.063501 $0.990155 $1.077792 $0.817385	2,151,546.352 2,262,001.283 2,506,828.798 2,710,725.485 3,091,298.109 3,504,979.253 4,281,548.667 4,967,079.211 2,012,757.310 2,382,182.992
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.205731 $1.641615 $1.694922 $1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301 $0.614547	$2.153177 $2.205731 $1.641615 $1.694922 $1.545022 $1.426888 $1.052271 $0.923096 $0.943307 $0.853301	3,906,727.729 4,509,426.168 4,937,736.370 5,331,641.753 7,438,052.351 8,214,700.167 9,049,179.976 10,326,379.411 11,765,307.227 946,294.570

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504 $1.063539	$1.703957 $1.802221 $1.622275 $1.574557 $1.630876 $1.620689 $1.504875 $1.422211 $1.406840 $1.311504	4,304,992.423 5,339,896.226 5,495,589.878 6,734,424.545 8,136,905.584 9,734,885.171 11,917,072.171 14,606,781.757 13,742,101.520 15,040,899.409
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285 $0.924844	$1.907269 $2.161699 $1.761244 $1.686002 $1.745847 $1.725805 $1.382019 $1.246526 $1.338317 $1.182285	5,044,445.492 5,639,875.776 6,049,164.411 7,188,316.934 7,538,663.178 8,503,758.024 9,304,281.371 11,881,563.276 12,915,360.212 12,561,671.486
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418 $1.001893	$1.910335 $2.087713 $1.769983 $1.686911 $1.752190 $1.734724 $1.475604 $1.354407 $1.403599 $1.264418	9,193,095.467 9,992,546.271 10,972,180.724 11,910,013.497 16,445,793.106 18,671,561.527 20,299,044.263 23,179,903.337 26,813,288.877 28,468,057.645
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197 $1.053395	$1.845145 $1.975179 $1.722119 $1.656562 $1.720559 $1.700197 $1.521178 $1.411685 $1.425170 $1.311197	11,447,469.775 13,189,293.010 14,072,568.826 14,399,982.318 19,553,237.501 20,140,143.244 21,457,844.935 24,587,764.407 27,790,913.868 29,577,667.104
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.276995 $2.746628 $2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756 $1.054565	$3.032694 $3.276995 $2.746628 $2.504757 $2.545469 $2.263797 $1.734769 $1.514214 $1.526348 $1.345756	1,344,032.525 1,242,722.183 1,319,200.341 1,472,050.849 1,531,558.277 1,577,565.319 1,806,413.251 2,048,313.716 2,228,936.635 2,257,964.166
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106 $0.690284	$1.039107 $1.197997 $1.001495 $1.006151 $1.041384 $1.065927 $0.962486 $0.869011 $0.954359 $0.879106	315,936.116 332,082.064 287,415.543 298,662.807 329,874.037 402,069.877 397,123.936 428,810.360 553,566.560 440,331.056

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587 $0.985157	$2.246815 $2.595811 $2.328816 $2.069369 $2.165064 $1.912054 $1.476936 $1.247505 $1.245265 $1.029587	197,160.587 208,012.415 153,118.089 132,753.001 162,374.939 226,911.822 245,196.885 132,035.488 86,260.691 1,264.976
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581 $1.000000	$1.133621 $1.190765 $1.094597 $1.119013 $1.160456 $1.086300 $1.008581	150,575.032 175,099.897 196,388.407 116,905.677 131,555.993 150,107.752 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629 $1.000000	$1.186149 $1.264465 $1.134195 $1.163222 $1.217153 $1.142576 $1.003629	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137 $0.817541	$1.278540 $1.360323 $1.217707 $1.191804 $1.232078 $1.196729 $1.090599 $1.021799 $1.022598 $0.938137	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190 $0.999958	$1.309064 $1.379051 $1.261231 $1.230576 $1.258309 $1.214174 $1.147291 $1.092843 $1.075590 $0.998190	240,642.228 408,947.688 245,274.487 334,766.946 385,262.173 343,580.024 96,183.730 175,723.595 85,461.584 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203 $0.721522	$1.302888 $1.425226 $1.221601 $1.185152 $1.247349 $1.218305 $1.041556 $0.948214 $0.973918 $0.875203	236,415.002 266,018.712 347,868.508 471,926.595 509,383.430 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151 $0.820246	$3.281780 $3.124160 $2.209286 $2.295389 $2.085175 $1.997569 $1.368303 $1.202638 $1.296542 $1.033151	1,506,066.807 1,663,650.115 1,830,469.127 1,979,018.326 2,376,039.481 2,772,164.276 3,087,620.936 3,219,809.065 3,540,897.929 3,867,565.545
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025 $0.980965	$2.401952 $2.532034 $2.252717 $2.120558 $2.148813 $1.969262 $1.693398 $1.527762 $1.491197 $1.220025	878,868.429 1,035,925.531 863,113.948 1,187,311.580 1,242,364.475 794,222.176 668,415.213 567,200.231 542,253.110 574,592.539
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.881519 $1.678653 $1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907 $1.000000	$1.780333 $1.881519 $1.678653 $1.583661 $1.609223 $1.478906 $1.275378 $1.152398 $1.127907	279,902.014 293,581.182 261,828.152 8,407.823 8,777.969 313,387.741 334,838.440 16,981.697 9,711.289
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748 $1.186501	$1.589776 $1.625191 $1.573442 $1.555582 $1.568870 $1.522055 $1.586028 $1.497669 $1.431103 $1.355748	4,594,434.340 5,318,627.001 6,237,338.425 6,665,989.341 9,310,794.847 10,543,686.171 12,422,408.451 13,337,857.115 14,641,906.053 15,270,689.091
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1 2012	2018 2017 2016 2015 2014 2013 2012	$1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816 $1.000000	$1.119255 $1.170528 $1.064139 $1.052728 $1.094892 $1.073158 $1.017816	303,154.185 70,895.562 74,967.450 91,688.292 104,975.148 71,606.620 13,229.826
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount inception date May 1 2012	2018 2017 2016 2015 2014 2013 2012	$1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287 $1.000000	$1.210030 $1.306653 $1.102913 $1.098356 $1.193369 $1.173998 $1.023287	286,048.803 309,507.944 292,167.398 304,821.776 419,471.483 304,005.984 37,400.560
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1 2012	2018 2017 2016 2015 2014 2013 2012	$1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352 $1.000000	$1.158053 $1.227264 $1.079494 $1.072760 $1.138069 $1.115373 $1.019352	137,016.617 163,849.632 111,516.101 125,062.485 152,305.152 172,112.504 53,537.540

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$13.546495 $11.904337 $9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572 $3.756418	$11.810123 $13.546495 $11.904337 $9.979998 $10.395898 $10.032821 $7.473906 $6.521686 $6.803386 $5.297572	234,236.585 275,269.296 292,408.997 320,767.873 446,209.818 502,888.858 541,989.026 636,878.737 737,945.900 837,110.316
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620 $0.614725	$2.299490 $2.513339 $2.085271 $1.903885 $1.887462 $1.798902 $1.267967 $1.113058 $1.111455 $0.839620	1,836,824.078 2,048,769.690 2,251,409.072 2,522,770.460 2,960,564.911 3,271,491.058 3,416,358.503 3,655,973.198 3,982,648.012 4,541,528.679
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$6.926412 $5.639378 $5.365073 $5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078 $2.090260	$6.577194 $6.926412 $5.639378 $5.365073 $5.535345 $5.110340 $3.898954 $3.380587 $3.512499 $2.993078	600,402.637 739,805.056 826,530.938 965,013.912 1,118,071.123 1,267,908.510 1,403,245.864 1,574,907.358 1,782,397.216 2,030,235.915
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.454132 $2.027538 $2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988 $1.389928	$2.041368 $2.454132 $2.027538 $2.036944 $2.041637 $2.186659 $1.785829 $1.553426 $1.840568 $1.722988	1,009,897.315 1,073,880.828 1,294,499.306 1,399,776.707 1,483,391.258 1,469,363.854 1,679,447.214 1,866,215.885 2,040,372.325 2,304,287.513
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797 $0.568132	$1.690797 $1.713548 $1.346805 $1.330223 $1.264269 $1.155555 $0.885855 $0.794965 $0.838555 $0.722797	5,304,832.543 6,516,057.850 7,282,275.052 7,861,696.394 9,970,654.940 11,134,549.250 12,412,981.949 14,356,433.175 9,392,431.626 10,358,560.405

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	$1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595	126,431.988 137,983.283 163,564.375 133,703.144 178,147.099 1,614,032.533 1,605,561.448 1,614,981.558 15,912.070 15,061.478
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625 $0.724993	$1.951467 $2.103881 $1.800503 $1.645299 $1.646494 $1.529132 $1.153153 $0.998373 $0.955329 $0.859625	1,619,884.669 1,952,558.387 2,117,044.539 2,384,226.929 2,987,276.645 3,477,410.366 3,634,420.367 3,759,625.547 4,174,226.670 4,710,332.859
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174 $0.555356	$1.929676 $1.914321 $1.475587 $1.463217 $1.339730 $1.194513 $0.884994 $0.769766 $0.811761 $0.750174	824,672.853 884,052.582 990,233.214 1,134,379.347 1,466,058.667 1,724,208.055 1,907,286.677 2,317,891.891 3,103,267.422 3,481,196.973
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	1,031,682.798 1,246,814.378 882,582.464 836,329.018 814,516.598 807,630.888 797,735.351 609,163.758 169,017.748 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	263,086.713 258,263.244 324,291.931 336,237.325 362,605.971 362,002.244 491,085.886 251,691.998 204,791.571 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	343,604.251 347,172.587 353,952.909 358,608.613 365,719.469 354,071.309 201,985.251 194,143.272 195,026.335 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	879,761.840 889,904.395 917,115.230 862,412.238 868,222.194 840,315.263 766,964.704 426,414.869 384,249.809 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	243,198.574 236,991.212 240,818.716 241,163.910 230,078.169 249,639.484 248,380.705 221,720.076 222,946.286 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.267504 $2.126229 $1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532 $0.862646	$2.058501 $2.267504 $2.126229 $1.825970 $1.970641 $1.819546 $1.337552 $1.190476 $1.238656 $1.114532	2,465,208.078 2,797,661.276 2,894,309.152 3,173,871.329 3,970,436.850 4,433,530.939 4,750,040.425 5,980,457.316 6,755,078.318 7,494,055.454
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.867126 $2.555812 $2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243 $1.674181	$2.617282 $2.867126 $2.555812 $2.491536 $2.547015 $2.531818 $2.239319 $2.061177 $2.167746 $1.999243	843,071.934 949,313.284 1,124,032.233 1,243,224.176 1,648,365.819 1,810,421.288 1,880,219.398 2,072,169.371 2,668,120.478 2,834,212.165
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.484891 $2.350075 $2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499 $1.000935	$2.382988 $2.484891 $2.350075 $2.112516 $2.223703 $2.193663 $2.036365 $1.787166 $1.755413 $1.544499	422,690.686 482,067.976 576,975.732 717,797.270 947,962.171 1,085,029.656 1,162,876.596 1,212,498.016 1,391,695.380 1,484,358.831
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	$1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083	609,176.634 779,626.392 531,383.806 732,574.689 913,241.885 781,743.571 507,780.887 411,961.190 217,226.673 105,870.318

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944 $0.993465	$2.748700 $2.988614 $2.494762 $2.350388 $2.375776 $2.159711 $1.673956 $1.463049 $1.527482 $1.325944	1,365,891.927 1,483,715.088 1,658,709.528 1,835,532.723 2,345,423.859 2,374,707.175 2,381,988.783 2,824,938.006 3,000,649.359 3,473,488.254
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336 $0.741092	$1.808474 $2.007116 $1.808366 $1.559278 $1.652718 $1.546381 $1.227884 $1.064793 $1.073705 $0.948336	670,529.815 764,014.036 822,729.236 921,351.704 1,150,134.879 1,474,512.978 1,559,097.449 1,963,188.551 1,739,988.752 1,833,860.412
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043 $0.558254	$2.568681 $2.323702 $1.757714 $1.782883 $1.717833 $1.557508 $1.149391 $0.977781 $0.973264 $0.800043	45,545.992 62,693.169 65,595.399 69,216.101 102,875.673 130,052.071 132,584.616 158,621.914 178,271.647 308,528.299
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251 $0.558594	$1.900700 $1.937751 $1.458811 $1.472532 $1.398090 $1.278281 $0.954001 $0.846465 $0.859417 $0.704251	297,231.051 328,660.682 352,720.165 402,409.969 579,787.206 695,457.134 836,343.150 1,028,982.005 1,069,290.337 995,030.466
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305 $1.326417	$3.417472 $4.070332 $3.427340 $3.108034 $3.206887 $3.069829 $2.293268 $2.031945 $2.313438 $1.826305	1,005,398.717 1,114,366.158 1,218,997.806 1,351,927.823 1,786,073.870 1,984,503.290 2,210,019.988 2,501,685.094 3,143,431.955 3,523,499.957
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245 $0.748075	$2.131674 $2.622782 $2.235368 $2.076295 $2.176892 $2.074441 $1.617356 $1.292052 $1.441694 $1.158245	315,638.615 337,959.979 354,557.542 394,106.706 445,592.933 471,545.838 480,863.370 467,222.482 490,103.326 500,757.274

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	$1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151	382,293.732 422,067.323 445,846.116 487,834.264 492,577.438 485,163.357 457,740.552 404,318.530 214,991.163 175,139.013
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800 $0.672044	$1.352885 $1.435058 $1.328062 $1.182143 $1.290946 $1.252502 $1.115734 $1.005351 $0.996636 $0.897800	330,691.257 396,461.471 458,287.602 478,562.071 794,650.202 850,503.864 954,739.294 926,297.304 890,064.315 464,491.624
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580 $0.597154	$1.217633 $1.359234 $1.273279 $1.113519 $1.188922 $1.126523 $0.891475 $0.792094 $0.812424 $0.741580	31,412.649 34,186.523 34,705.089 46,298.000 49,434.351 55,530.059 99,856.044 111,649.022 99,421.868 64,168.906
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	30,573.713 31,912.425 33,388.513 35,125.043 36,784.811 38,489.231 40,393.351
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153 $0.701396	$2.743725 $2.803776 $2.239184 $2.027298 $1.983007 $1.793227 $1.378468 $1.196068 $1.234365 $0.998153	286,638.316 301,772.513 307,454.612 323,088.178 365,069.287 393,145.911 433,963.231 436,620.785 562,924.937 739,292.816
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679 $0.543445	$1.228719 $1.342339 $1.075455 $1.072054 $1.116413 $1.057240 $0.837856 $0.709560 $0.837304 $0.735679	554,077.102 620,584.718 656,950.539 749,270.870 877,114.618 927,541.111 960,052.837 1,157,521.578 1,644,546.565 1,758,572.080

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883 $1.016285	$2.205500 $2.597811 $2.320358 $1.983001 $2.089872 $1.956141 $1.578171 $1.445927 $1.512686 $1.330883	103,057.118 107,788.851 111,396.467 116,549.971 151,400.140 152,079.451 214,550.600 249,983.073 255,888.061 270,691.442
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562 $0.709950	$2.531634 $2.614726 $2.100680 $1.959687 $2.032692 $2.230349 $1.603039 $1.345938 $1.526253 $1.139562	93,074.589 97,157.346 101,205.179 127,071.248 152,361.912 197,277.007 314,362.876 268,091.733 244,969.021 198,781.102
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823 $0.999117	$1.835744 $1.979673 $1.793599 $1.672954 $1.707944 $1.601644 $1.369109 $1.252772 $1.251683 $1.158823	195,831.071 201,755.987 235,862.045 247,627.413 467,104.552 505,711.822 532,273.361 678,861.506 600,796.904 559,663.797
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	627,457.982 683,012.539 712,158.695 759,368.599 777,354.712 776,521.084 741,763.831 728,680.382 31,181.884 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271 $0.627531	$0.917192 $1.101052 $0.957660 $0.906912 $0.984435 $1.124370 $0.928048 $0.796770 $0.904935 $0.847271	364,538.720 383,081.796 406,825.325 417,673.189 494,605.213 641,768.493 813,434.676 975,896.490 714,375.258 370,650.298
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998925	$0.955243	0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521 $1.001309	$2.256288 $2.345456 $2.215635 $1.949661 $2.066151 $2.016924 $1.920489 $1.660953 $1.609061 $1.452521	435,519.812 531,306.401 564,792.475 594,186.265 744,736.774 846,586.853 880,631.395 1,077,888.464 1,187,293.716 1,399,866.031
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908 $0.939196	$2.063664 $2.153108 $2.038312 $1.798931 $1.907954 $1.869187 $1.784325 $1.546734 $1.501747 $1.358908	96,880.034 95,319.857 96,626.027 103,566.963 103,206.070 99,287.356 88,835.493 17,913.082 8,716.682 3,098.118
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13,1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501 $1.240250	$1.394188 $1.411583 $1.395622 $1.412253 $1.432024 $1.388848 $1.441919 $1.392059 $1.313015 $1.276501	1,643,817.665 1,899,082.069 2,005,690.183 2,150,647.660 2,714,890.640 2,964,283.385 3,346,874.840 4,361,325.416 4,647,781.996 5,545,491.014
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358 $1.136157	$1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307883 $1.265974 $1.197654 $1.166358	398,484.823 470,002.471 686,601.529 762,486.909 583,678.315 612,558.940 848,295.025 924,610.916 453,218.737 327,021.484
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358 $1.136157	$1.246362 $1.264987 $1.254313 $1.271297 $1.292629 $1.256459 $1.307833 $1.265974 $1.197654 $1.166358	341,127.134 42,064.955 581,374.325 520,483.484 489,114.185 381,270.355 1,216,399.795 1,629,313.174 1,260,900.453 1,380,784.750
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.277125 $9.985489 $9.524294 $9.999592	$10.462752 $11.277125 $9.985489 $9.524294	170,454.239 195,426.827 13,902.775 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303 $1.050083	$2.180339 $2.500874 $2.180124 $1.925554 $2.027311 $1.834468 $1.429616 $1.298898 $1.283245 $1.179303	3,778,314.789 4,331,025.968 4,844,231.870 5,320,972.715 6,670,648.136 7,237,015.648 7,699,227.387 8,537,442.676 9,991,992.107 4,443,852.375
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601 $1.280515	$2.594310 $2.981924 $2.606177 $2.308371 $2.436357 $2.209209 $1.725844 $1.571597 $1.556876 $1.434601	350,433.499 384,888.991 390,507.816 409,966.047 428,570.136 453,439.624 347,499.170 273,048.658 173,447.388 101,250.868
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.708330 $10.467150 $9.998780	$11.852774 $12.708330 $10.467150	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	9,534,832.151 10,777,014.604 11,906,040.604 12,879,764.299 13,302,174.283 13,567,397.651 12,981,756.773 12,331,494.186 8,028,328.842 3,215,956.546
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$9.390410 $10.334318 $9.322970 $9.427425 $9.908136	0.000 0.000 0.000 2,545.702 2,569.045
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.541783 $9.077556 $9.230789 $9.868224 $9.998776	$9.329458 $10.541783 $9.077556 $9.230789 $9.868224	1,227.913 1,249.161 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721 $1.330377	$2.466927 $2.785161 $2.539394 $2.561364 $2.615523 $2.337664 $2.283753 $1.850796 $1.992826 $1.748721	165,368.616 184,785.985 238,798.569 250,087.370 297,233.469 316,864.619 223,109.835 217,783.429 218,555.902 233,005.695

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760 $1.340633	$2.422788 $2.742544 $2.507402 $2.534309 $2.594954 $2.324820 $2.275322 $1.848023 $1.995615 $1.756760	33,189.067 33,582.695 39,314.081 49,991.274 51,455.130 51,861.037 56,800.744 36,840.607 10,619.259 11,894.652
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558 $1.086255	$0.954468 $0.951683 $0.965873 $0.980263 $0.994891 $1.009799 $1.024875 $1.040284 $1.055804 $1.071558	661,407.458 790,813.516 829,038.872 1,166,529.318 1,394,591.898 1,226,861.737 1,074,409.382 1,677,655.484 2,227,947.014 2,123,099.205
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379 $1.066018	$0.926702 $0.932874 $0.946739 $0.960881 $0.975221 $0.989809 $1.004609 $1.019683 $1.034921 $1.050379	305,129.079 389,778.294 574,346.403 406,772.880 486,299.212 845,669.799 910,258.892 956,971.681 646,367.714 974,815.223
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102 $1.018964	$1.655355 $1.752844 $1.621121 $1.609577 $1.634956 $1.572065 $1.488696 $1.423702 $1.419261 $1.318102	135,011.931 149,946.015 155,650.573 174,567.930 234,497.845 242,883.650 397,529.139 412,521.193 535,988.454 543,850.632
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549 $1.033496	$1.641552 $1.743518 $1.615777 $1.607957 $1.638943 $1.578948 $1.499370 $1.438604 $1.436219 $1.335549	900,633.641 1,013,883.548 1,168,829.532 1,222,508.651 1,132,901.569 1,137,733.695 1,267,651.275 1,248,906.465 357,049.151 3,911.383
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.286104 $10.150822 $9.998780	$10.826673 $11.286104 $10.150822	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.878339 $10.220022 $9.998780	$11.244276 $11.878339 $10.220022	0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	2,169,563.946 2,363,643.171 2,524,469.368 2,664,302.598 2,424,334.955 2,568,715.509 1,820,281.367 1,256,977.670 585,586.209 184,223.139
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829 $0.822222	$1.340234 $1.653170 $1.318628 $1.337305 $1.356328 $1.451799 $1.247826 $1.036898 $1.170113 $1.074829	1,191,715.561 1,293,242.995 1,302,823.133 1,348,587.142 1,416,718.567 1,624,005.982 1,555,405.237 1,655,237.760 2,447,601.814 2,778,264.734
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853 $1.290929	$2.052715 $2.539556 $2.029792 $2.062913 $2.098956 $2.252306 $1.941176 $1.616793 $1.827773 $1.681853	165,021.293 163,019.805 160,583.570 157,503.383 157,702.527 152,357.524 76,137.494 47,683.848 25,016.970 29,939.324
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.028249 $9.998655	$9.304234 $11.028249	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	313,730.345 333,348.627 177,679.689 208,437.833 179,384.188 176,620.904 227,353.715 38,352.643 0.000 0.000
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868 $0.518920	$1.613869 $1.658426 $1.304730 $1.351877 $1.444861 $1.466320 $1.069631 $0.995363 $1.082927 $0.820868	1,481,661.904 1,452,315.148 1,676,943.867 1,950,550.411 2,560,372.235 2,784,312.552 2,949,236.736 3,440,064.198 2,147,351.979 2,227,234.886

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038 $0.909040	$2.757778 $2.840782 $2.239642 $2.326738 $2.492841 $2.536859 $1.854746 $1.730832 $1.887300 $1.434038	95,630.262 98,576.465 100,959.054 49,731.109 28,170.106 24,790.835 40,744.235 39,498.255 0.000 0.000
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.245630 $1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311 $0.622889	$2.193209 $2.245630 $1.670497 $1.723901 $1.570661 $1.449854 $1.068677 $0.937031 $0.957074 $0.865311	2,913,746.447 3,378,003.363 3,689,649.166 4,085,287.999 4,850,391.020 5,375,513.112 5,647,477.262 6,555,990.414 8,349,858.999 857,184.270
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.462204 $2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709 $0.981677	$3.371922 $3.462204 $2.583179 $2.672640 $2.441455 $2.257126 $1.668593 $1.467598 $1.501147 $1.360709	133,842.293 147,722.017 167,156.190 190,859.122 180,240.821 170,320.958 170,174.655 124,150.408 61,974.021 0.000
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426 $1.067017	$1.717984 $1.816152 $1.634007 $1.585174 $1.641068 $1.630007 $1.512767 $1.428953 $1.412819 $1.316426	2,757,821.386 3,171,038.721 3,033,951.448 3,181,964.889 3,804,118.305 5,104,725.401 5,637,549.311 5,614,703.828 6,280,443.002 6,925,793.497
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227 $1.124040	$1.764791 $1.871525 $1.687482 $1.642046 $1.703198 $1.695703 $1.577709 $1.493988 $1.481436 $1.383227	1,715,659.589 2,228,054.421 2,510,099.167 2,783,265.624 2,907,154.951 3,179,252.067 3,951,358.412 2,907,540.246 2,930,639.869 2,624,131.818
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779 $0.927903	$1.923047 $2.178498 $1.774062 $1.697443 $1.756820 $1.735793 $1.389338 $1.252508 $1.344067 $1.186779	3,151,509.245 3,407,638.616 3,526,079.109 3,699,167.536 4,975,437.106 5,247,076.552 5,424,916.435 5,579,410.352 6,276,321.747 6,853,529.061

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723 $1.102193	$2.226516 $2.531028 $2.065486 $1.981080 $2.054290 $2.035490 $1.634649 $1.476365 $1.588963 $1.406723	464,708.492 484,414.651 721,584.395 750,725.762 810,002.501 892,894.083 838,994.825 1,000,047.953 916,228.458 988,652.257
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176 $1.005174	$1.926022 $2.103818 $1.782754 $1.698247 $1.763099 $1.744674 $1.483329 $1.360826 $1.409570 $1.269176	7,174,556.959 7,647,845.043 8,355,788.618 8,948,025.361 11,120,782.343 11,497,747.147 11,542,374.826 13,003,328.210 14,063,418.746 13,903,826.398
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311 $1.138519	$2.127544 $2.330221 $1.979234 $1.890619 $1.968581 $1.950369 $1.662940 $1.529364 $1.588408 $1.434311	10,001,105.152 11,155,277.058 12,752,446.228 13,929,639.128 15,011,111.703 16,737,844.670 16,498,862.430 16,372,682.244 14,715,311.526 12,160,747.467
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161 $1.056864	$1.860324 $1.990431 $1.734575 $1.667720 $1.731296 $1.709964 $1.529176 $1.418402 $1.431255 $1.316161	4,012,920.388 4,332,059.168 5,092,335.140 5,314,904.075 6,419,689.905 7,318,887.714 7,655,261.220 8,933,168.535 9,966,418.351 9,984,457.528
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464 $1.152124	$1.979217 $2.122616 $1.855297 $1.789020 $1.861964 $1.841824 $1.650977 $1.535934 $1.554379 $1.432464	10,604,020.828 11,100,041.150 11,985,616.107 12,953,023.215 13,787,808.887 14,577,659.002 11,633,948.091 9,974,543.915 5,424,597.720 4,184,422.810
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	116,178.565 119,051.105 443,110.948 388,703.549 404,328.470 457,935.662 437,107.998 335,842.314

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805 $0.682042	$1.971107 $2.128841 $1.783416 $1.625577 $1.651184 $1.467747 $1.124191 $0.980778 $0.988148 $0.870805	737,967.907 770,423.597 722,505.283 773,415.277 881,674.343 1,056,914.532 1,266,381.494 1,446,566.135 1,623,014.681 1,757,942.545
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896 $0.966132	$2.723972 $2.949298 $2.477599 $2.262981 $2.305105 $2.052898 $1.576937 $1.378801 $1.392839 $1.230896	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 144,534.896 144,561.619
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687 $0.691190	$1.045592 $1.204881 $1.006743 $1.010925 $1.045818 $1.069947 $0.965634 $0.871423 $0.956557 $0.880687	2,608,470.966 2,894,864.646 3,018,019.425 3,486,486.910 3,553,162.398 3,679,446.264 2,972,644.825 3,018,639.559 2,775,434.826 2,710,250.999
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	253,475.743 348,422.865 252,753.164 267,714.069 268,437.435 192,764.337 115,305.795 123,456.048 30,955.169 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	1,605,446.394 1,764,754.053 1,950,257.163 1,964,402.291 2,108,173.725 2,127,842.538 1,843,429.341 338,865.339
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	914,027.786 951,279.133 1,899,559.031 1,940,106.095 440,280.455 452,095.693 247,909.497

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	395,976.747 416,605.714 421,262.357 429,673.872 412,263.372 418,332.455 0.000
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996977	$0.895647	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.324296 $1.266678	$1.294791 $1.324296	0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	$1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912	4,961,222.409 5,303,854.635 5,301,397.992 5,776,009.703 5,692,643.460 4,944,594.904 2,603,105.615 1,539,711.974 353,158.021 180,842.122
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	825,218.540 906,257.257 933,295.049 636,616.200 643,344.074 649,594.428 388,059.878 339,995.079 297,927.343 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	$1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931	4,865,838.892 5,607,385.612 6,104,283.526 6,793,827.389 6,999,032.765 5,525,645.175 4,147,470.062 1,911,246.833 1,481,645.983 984,132.741
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	394,777.329 403,412.645 415,197.755 291,716.178 292,212.209 230,746.871 163,535.672
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805 $0.749723	$3.014549 $2.868339 $2.027381 $2.105354 $1.911596 $1.830377 $1.253160 $1.100883 $1.186252 $0.944805	1,403,601.743 1,585,964.720 1,800,658.957 2,098,692.316 2,473,499.611 2,837,315.773 3,104,534.493 3,344,120.411 3,687,908.041 3,983,502.581

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672 $1.012622	$3.971154 $3.787328 $2.683073 $2.793143 $2.543767 $2.440664 $1.675125 $1.475975 $1.593493 $1.272672	3,820.765 3,875.803 0.000 0.000 0.000 0.000 0.000 14,716.394 0.000 0.000
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632 $0.984186	$2.421757 $2.551642 $2.269042 $2.134873 $2.162256 $1.980601 $1.702306 $1.535039 $1.497561 $1.224632	172,773.243 194,733.783 156,549.236 105,816.647 90,970.649 82,763.500 83,106.992 79,490.368 59,763.435 123,076.777
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654 $1.012797	$2.430577 $2.567447 $2.289500 $2.158875 $2.192635 $2.014092 $1.736065 $1.567872 $1.533791 $1.256654	1,427,917.452 1,466,646.898 1,020,085.293 473,472.650 566,136.491 556,859.140 590,437.252 711,629.805 349,539.732 143,067.708
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	386,641.266 408,200.305 546,422.776 446,172.422 454,697.325 463,083.715 194,583.784 23,900.676 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	0.000 234,930.178 236,229.440 237,535.886 238,849.555 240,170.488 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	42,311.536 46,884.865 45,061.746 100,565.924 21,097.870 14,129.704 31,855.175 17,266.757 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914 $1.190434	$1.602924 $1.637816 $1.584892 $1.566127 $1.578717 $1.530847 $1.594413 $1.504848 $1.437263 $1.360914	2,497,724.517 2,886,221.520 3,259,532.006 3,458,340.769 4,578,992.118 5,417,305.109 6,718,467.888 6,814,270.562 7,380,461.081 7,737,509.485
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128 $1.092698	$1.434366 $1.470997 $1.426728 $1.413105 $1.426917 $1.388085 $1.448972 $1.370456 $1.312870 $1.246128	2,084,680.385 2,197,670.791 2,263,022.320 2,456,157.473 2,113,099.024 2,406,388.227 2,675,021.207 1,743,323.764 1,109,138.278 358,669.657
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	847,782.613 844,950.853 877,141.579 893,874.597 895,055.339 713,686.857 879,606.325 375,035.353
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	2,868,515.247 991,447.939 1,705,852.760 954,497.349 440,505.177 186,970.520 793,602.181 500,947.106 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	420,762.480 474,332.544 505,168.859 529,340.283 470,995.455 514,660.404 497,261.743 140,723.627
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	776,136.454 855,050.983 1,025,768.552 1,060,019.509 1,076,533.440 943,875.290 661,202.060 53,195.054

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	1,359,767.851 1,469,389.162 1,645,767.365 1,747,030.640 1,933,107.632 1,911,473.492 975.396.672 0.000
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190 $1.170249	$3.697418 $4.238932 $3.723252 $3.119845 $3.248260 $3.133265 $2.332960 $2.034727 $2.121571 $1.651190	1,649,980.683 1,951,549.600 2,147,893.813 2,334,962.888 3,047,826.037 3,382,205.154 3,886,617.297 4,424,717.054 5,060,894.910 5,844,942.032
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	$2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271	110,020.826 111,182.452 111,381.929 114,432.052 95,735.687 218,809.957 198,188.611 211,884.015 165,426.183 165,426.183
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041 $0.774981	$2.913283 $3.182647 $2.639294 $2.408523 $2.386574 $2.273471 $1.601682 $1.405318 $1.402607 $1.059041	780,837.641 885,497.224 954,648.755 1,038,869.132 1,374,915.531 1,451,609.353 1,659,894.033 1,852,385.881 2,213,786.727 2,552,564.798
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490 $1.079705	$3.958868 $4.334153 $3.605081 $3.296353 $3.275219 $3.128977 $2.210107 $1.943843 $1.943542 $1.471490	80,176.629 82,005.844 83,519.626 84,009.981 84,034.549 81,711.306 50,774.971 40,950.500 10,191.523 11,794.704
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.518756 $2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134 $0.756748	$2.392954 $2.518756 $2.049723 $1.949069 $2.009931 $1.854696 $1.414354 $1.225706 $1.272903 $1.084134	1,282,575.615 1,592,310.673 1,754,820.458 1,867,000.359 2,688,909.863 3,190,304.650 3,388,038.468 3,915,442.285 4,252,897.750 4,971,205.622

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.958940 $2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201 $0.908899	$2.802303 $2.958940 $2.413887 $2.300979 $2.379174 $2.200387 $1.681660 $1.461177 $1.521607 $1.299201	23,837.595 36,389.270 36,986.962 39,813.755 23,489.622 26,306.594 56,971.150 52,889.493 52,891.180 52,893.195
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791 $0.949656	$1.401615 $1.684188 $1.390750 $1.396518 $1.399048 $1.497693 $1.222547 $1.062925 $1.258782 $1.177791	673,939.784 760,294.311 911,111.249 992,843.717 1,282,392.389 1,384,132.902 1,545,294.690 1,873,092.703 2,427,269.368 2,762,393.826
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602 $1.387180	$1.998333 $2.406168 $1.991011 $2.005435 $2.014574 $2.161065 $1.767918 $1.541241 $1.831042 $1.717602	72,707.940 69,631.773 96,229.563 132,642.601 136,660.275 134,095.696 88,875.080 95,006.937 104,159.386 108,294.523
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.196411 $9.998655	$10.464105 $11.196411	0.000 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041 $0.737735	$2.206312 $2.234883 $1.755703 $1.733247 $1.646502 $1.504184 $1.152560 $1.033797 $1.089949 $0.939041	2,410,505.648 2,783,054.436 3,080,842.986 3,253,788.107 3,857,214.056 4,336,792.156 5,270,878.157 6,076,540.999 4,594,476.867 5,178,358.881
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972 $1.022880	$2.984367 $3.030414 $2.386846 $2.362526 $2.249285 $2.059879 $1.582325 $1.423142 $1.503523 $1.298972	124,292.142 143,354.821 190,322.030 234,133.296 407,787.931 430,797.194 419,796.943 431,284.402 360,718.946 270,753.172

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005 $0.730495	$1.985765 $2.138733 $1.828528 $1.669260 $1.668825 $1.548343 $1.166494 $1.008920 $0.964479 $0.867005	315,698.527 319,197.694 326,655.175 271,196.409 319,963.098 333,565.353 329,391.243 367,664.397 381,109.209 409,151.109
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619 $0.559572	$1.963661 $1.946107 $1.498610 $1.484577 $1.357955 $1.209558 $0.895253 $0.777914 $0.819539 $0.756619	96,501.469 108,096.885 125,809.346 143,488.180 147,623.824 180,875.193 199,019.114 267,848.462 279,175.214 372,591.904
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.641676 $3.411430 $2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888 $1.373173	$3.309290 $3.641676 $3.411430 $2.926794 $3.155559 $2.910736 $2.137580 $1.900641 $1.975611 $1.775888	1,204,969.817 1,516,229.594 1,634,115.584 1,884,795.008 2,094,033.999 2,483,962.148 3,001,816.272 3,409,914.084 3,654,915.019 4,137,757.821
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.847037 $1.644865 $1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807 $1.068980	$1.687750 $1.847037 $1.644865 $1.601917 $1.635973 $1.624605 $1.435508 $1.319994 $1.386872 $1.277807	1,327,919.331 1,666,519.344 1,771,928.006 1,920,263.344 2,085,453.574 2,370,875.571 2,298,751.523 2,834,696.909 3,001,510.778 3,345,937.541
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.518273 $2.379301 $2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970 $1.005430	$2.417400 $2.518273 $2.379301 $2.136689 $2.246935 $2.214400 $2.053593 $1.800501 $1.766779 $1.552970	365,840.858 490,678.055 647,882.852 762,977.536 862,052.243 1,089,395.908 1,283,867.069 1,441,614.092 1,560,642.444 1,553,576.479
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.729564 $1.510306 $1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581 $0.666047	$1.629809 $1.729564 $1.510306 $1.431488 $1.446312 $1.333014 $1.133170 $1.000796 $1.055143 $0.908581	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366 $0.842351	$2.353737 $2.556637 $2.132067 $2.006716 $2.026392 $1.840279 $1.424962 $1.244196 $1.297713 $1.125366	1,001,708.170 1,381,858.683 1,439,091.705 1,527,021.734 1,617,899.627 1,640,026.579 1,757,632.563 2,002,521.467 2,145,435.511 2,056,714.078
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630 $0.807737	$1.990623 $2.207084 $1.986592 $1.711280 $1.812038 $1.693777 $1.343597 $1.163980 $1.172556 $1.034630	149,662.864 184,095.141 194,719.718 231,098.740 275,212.093 285,754.852 305,422.657 409,502.380 347,152.514 389,020.966
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473 $0.994989	$2.045515 $1.848597 $1.396959 $1.415575 $1.362584 $1.234212 $0.909910 $0.773278 $0.768942 $0.631473	48,052.015 64,651.491 71,801.420 73,488.371 84,967.208 86,425.015 89,093.526 91,056.305 92,859.423 94,396.847
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288 $0.562844	$1.934032 $1.969775 $1.481473 $1.493940 $1.417026 $1.294325 $0.965031 $0.855411 $0.867643 $0.710288	182,099.505 242,604.420 252,650.376 293,088.124 311,192.370 327,518.495 366,827.016 391,437.778 376,324.216 469,911.027
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892 $1.378498	$3.586844 $4.267825 $3.590105 $3.252434 $3.352574 $3.206127 $2.392732 $2.117979 $2.409019 $1.899892	566,964.283 946,078.483 1,004,402.071 1,064,442.708 1,242,025.219 1,368,659.080 1,478,479.513 1,664,407.876 1,849,968.413 1,820,582.982
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052 $0.753024	$2.167015 $2.663623 $2.267966 $2.104508 $2.204293 $2.098481 $1.634493 $1.304448 $1.454089 $1.167052	115,493.196 185,769.178 195,931.953 208,631.705 235,591.138 243,200.234 258,224.932 291,123.880 324,757.038 297,835.132

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151 $0.673149	$1.368515 $1.450201 $1.340748 $1.192271 $1.300718 $1.260729 $1.121956 $1.009965 $1.000224 $0.900151	107,445.276 151,488.743 222,788.186 262,690.337 374,070.183 402,683.326 435,282.055 484,284.938 522,432.907 441,537.212
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536 $0.598140	$1.231719 $1.373606 $1.285472 $1.123082 $1.197944 $1.133954 $0.896470 $0.795747 $0.815369 $0.743536	29,860.006 33,884.109 34,259.013 49,164.352 50,400.033 59,017.962 83,053.332 109,658.585 115,679.621 115,188.846
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032 $1.000000	$1.749642 $1.846098 $1.473592 $1.464627 $1.417786 $1.329079 $0.964032	23,210.496 24,462.657 25,844.077 27,411.622 33,034.396 34,597.656 37,965.207
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230 $0.368713	$1.456605 $1.487011 $1.186408 $1.073099 $1.048619 $0.947333 $0.727505 $0.630620 $0.650168 $0.525230	82,302.676 107,366.454 111,760.819 138,351.679 150,952.632 157,319.292 164,500.348 179,018.916 164,470.170 146,980.894
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.995559 $0.796839 $0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340 $0.399491	$0.912196 $0.995559 $0.796839 $0.793538 $0.825554 $0.781013 $0.618340 $0.523148 $0.616725 $0.541340	158,275.867 276,278.357 281,849.394 298,038.814 358,018.742 385,014.898 417,262.870 475,875.156 530,380.370 362,438.814
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220 $1.020116	$2.235778 $2.630859 $2.347580 $2.004293 $2.110232 $1.973249 $1.590394 $1.455683 $1.521387 $1.337220	43,534.483 50,923.522 56,008.250 61,961.876 69,719.054 78,036.105 85,062.057 93,448.103 102,120.109 112,547.355

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229 $0.714642	$2.573599 $2.655437 $2.131294 $1.986287 $2.058266 $2.256177 $1.620011 $1.358840 $1.539371 $1.148229	39,050.132 82,207.745 127,444.423 158,663.471 166,689.036 174,267.205 213,712.713 243,904.631 191,671.966 161,234.803
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604 $1.005703	$1.866117 $2.010436 $1.819679 $1.695613 $1.729374 $1.620152 $1.383572 $1.264757 $1.262412 $1.167604	86,443.145 169,313.041 187,586.397 200,345.390 239,588.106 263,448.902 274,927.432 372,908.467 361,857.133 328,881.147
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508 $0.628565	$0.927812 $1.112699 $0.966835 $0.914705 $0.991916 $1.131799 $0.933266 $0.800445 $0.908216 $0.849508	143,124.999 236,911.871 256,178.201 278,336.286 371,699.803 438,510.640 506,366.073 632,758.917 667,859.204 510,659.087
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735 $0.988767	$2.250044 $2.336649 $2.205147 $1.938534 $2.052329 $2.001464 $1.903896 $1.644974 $1.592018 $1.435735	381,745.433 451,064.845 486,312.095 504,777.983 614,326.235 697,790.126 755,885.366 817,274.004 931,917.979 1,012,050.720
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649 $1.740018	$1.975339 $1.998018 $1.973476 $1.995040 $2.020976 $1.958114 $2.030943 $1.958786 $1.845743 $1.792649	663,119.017 1,033,376.880 1,220,448.605 1,340,523.041 1,708,849.699 1,769,679.933 2,120,593.977 2,257,581.602 2,626,780.708 2,668,465.578
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380 $1.158420	$1.283364 $1.301251 $1.289009 $1.305180 $1.325777 $1.287416 $1.338732 $1.294588 $1.223523 $1.190380	0.000 0.000 0.000 0.000 0.000 0.000 10,645.516 10,724.426 8,706.897 9,715.008

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019 $1.174217	$2.462241 $2.821417 $2.457147 $2.168093 $2.280411 $2.061466 $1.604940 $1.456743 $1.437773 $1.320019	2,562,203.381 3,508,723.446 3,904,753.487 4,371,860.632 5,307,134.606 5,883,266.918 6,350,301.800 7,382,495.173 8,200,977.056 3,044,228.719
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.698731 $1.517677 $1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969 $1.000000	$1.547503 $1.698731 $1.517677 $1.471763 $1.510916 $1.507099 $1.336776 $1.233828 $1.302136 $1.203969	1,384,429.922 2,110,588.396 2,250,075.228 2,349,895.259 2,589,014.333 2,312,702.413 2,424,842.397 2,749,647.585 1,599,918.929 708,205.113
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024 $1.339169	$2.507840 $2.828551 $2.576425 $2.596169 $2.648444 $2.364755 $2.307934 $1.868540 $2.009964 $1.762024	124,775.476 174,264.439 195,404.575 178,425.665 205,934.944 248,748.246 190,927.730 221,041.025 204,891.130 206,237.116
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956 $1.482566	$1.315600 $1.310464 $1.328679 $1.347167 $1.365957 $1.384989 $1.404323 $1.424033 $1.443835 $1.463956	724,545.787 1,753,525.767 1,926,883.029 1,737,465.516 1,977,047.305 2,576,523.386 2,195,015.845 2,718,859.661 3,517,568.155 3,078.096.210
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102 $1.025677	$1.682742 $1.780078 $1.644687 $1.631372 $1.655467 $1.590224 $1.504417 $1.437321 $1.431436 $1.328102	138,103.330 226,454.835 236,164.013 250,496.278 264,725.794 304,429.015 319,098.188 328,666.265 344,494.972 354,185.810
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303 $0.993367	$1.483953 $1.574339 $1.429347 $1.381506 $1.402594 $1.353599 $1.221728 $1.126149 $1.100689 $1.003303	131,784.628 239,423.207 194,556.443 179,893.649 157,794.034 181,649.693 332,589.922 214,678.813 122,002.568 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084 $0.828492	$1.363827 $1.680602 $1.339186 $1.356820 $1.374775 $1.470090 $1.262298 $1.047888 $1.181344 $1.084084	548,270.456 679,728.916 659,010.989 660,387.086 630,609.679 691,107.848 730,877.450 863,056.457 947,109.447 899,383.022
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922 $0.522860	$1.642219 $1.685882 $1.325029 $1.371566 $1.464469 $1.484756 $1.082014 $1.005894 $1.093306 $0.827922	324,091.763 427,927.395 444,444.096 483,773.702 516,970.112 512,902.105 677,985.419 765,899.224 101,928.872 95,182.932
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.273792 $1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294 $0.625130	$2.222915 $2.273792 $1.689785 $1.742092 $1.585675 $1.462273 $1.076768 $0.943185 $0.962411 $0.869294	3,968,831.086 5,498,220.358 6,141,185.249 6,441,174.596 7,341,459.665 8,159,776.524 9,302,789.190 10,310,494.684 11,142,728.019 2,051,071.106
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496 $1.074117	$1.746534 $1.844507 $1.657884 $1.606754 $1.661765 $1.648938 $1.528836 $1.442720 $1.425031 $1.326496	301,668.417 998,960.729 1,107,881.368 1,364,400.546 1,259,890.987 1,364,339.859 1,673,380.893 1,852,744.971 2,652,875.442 2,501,460.962
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798 $0.934025	$1.954917 $2.212411 $1.799904 $1.720483 $1.778910 $1.755888 $1.404033 $1.264501 $1.355615 $1.195798	1,615,570.298 2,926,165.494 3,419,202.044 3,597,841.267 4,010,983.152 4,361,964.820 4,904,843.257 4,962,931.609 4,846,990.224 4,956,584.794
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814 $1.011811	$1.957979 $2.136608 $1.808773 $1.721340 $1.785308 $1.764902 $1.499056 $1.373886 $1.421687 $1.278814	1,687,527.567 2,526,297.059 2,884,659.861 3,055,707.527 3,872,956.824 3,839,338.614 4,313,622.259 5,196,168.491 4,885,136.762 5,078,719.466

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130 $1.063828	$1.891156 $2.021417 $1.759837 $1.690350 $1.753065 $1.729756 $1.545347 $1.431983 $1.443528 $1.326130	1,558,233.584 2,126,188.745 2,257,592.030 2,433,581.175 2,968,810.539 3,437,939.053 3,835,522.584 3,705,371.143 3,953,356.832 3,853,227.627
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867 $1.072662	$3.130651 $3.377814 $2.826953 $2.574211 $2.612185 $2.319704 $1.774989 $1.547016 $1.557120 $1.370867	1,469,642.334 1,894,238.257 2,149,382.073 2,196,625.373 2,674,035.923 3,144,246.480 3,394,481.895 3,971,674.763 4,231,098.425 4,794,379.991
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896 $0.693018	$1.058741 $1.218819 $1.017403 $1.020629 $1.054808 $1.078076 $0.972012 $0.876311 $0.960974 $0.883896	59,130.865 48,854.326 74,860.657 78,894.602 35,122.746 35,196.449 43,020.281 43,318.099 91,196.732 77,970.577
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767 $0.985161	$2.277299 $2.627125 $2.353439 $2.088181 $2.181515 $1.923740 $1.483777 $1.251416 $1.247323 $1.029767	103,253.086 99,583.584 138,618.238 130,232.732 117,373.663 103,992.963 79,774.641 89,184.622 72,711.611 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.379892 $1.233401 $1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448 $0.818345	$1.298875 $1.379892 $1.233401 $1.205397 $1.244287 $1.206806 $1.098161 $1.027339 $1.026637 $0.940448	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364 $0.999962	$1.326808 $1.395683 $1.274558 $1.241745 $1.267846 $1.221569 $1.152583 $1.096261 $1.077372 $0.998364	102,383.172 101,808.174 100,136.306 44,609.758 0.000 4,817.736 4,887.848 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.445701 $1.237328 $1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381 $0.722243	$1.323577 $1.445701 $1.237328 $1.198641 $1.259696 $1.228546 $1.048774 $0.953385 $0.977792 $0.877381	101,702.429 164,173.461 169,568.453 181,216.007 191,288.342 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083 $0.830857	$3.373816 $3.207002 $2.264535 $2.349325 $2.131016 $2.038460 $1.394255 $1.223626 $1.317216 $1.048083	228,210.225 177,307.026 209,800.147 240,714.091 260,627.383 242,402.458 278,112.048 425,573.529 457,075.829 618,945.517
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952 $0.990695	$2.461906 $2.591388 $2.302130 $2.163870 $2.189471 $2.003550 $1.720340 $1.549757 $1.510448 $1.233952	125,387.180 146,635.113 138,389.286 129,810.524 160,361.732 116,000.476 175,227.883 64,667.093 61,500.591 106,270.010
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29. 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.903002 $1.695316 $1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037 $1.000000	$1.803333 $1.903002 $1.695316 $1.597024 $1.620403 $1.486983 $1.280456 $1.155257 $1.129037	115,391.754 113,691.568 65,279.863 67,287.993 60,262.963 38,935.035 11,270.133 5,185.256 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221 $1.198265	$1.629446 $1.663270 $1.607936 $1.587343 $1.598537 $1.548550 $1.611259 $1.519235 $1.449581 $1.371221	1,167,213.174 1,998,881.364 2,215,506.632 2,311,226.521 2,685,537.911 2,728,240.011 3,129,682.945 3,174,633.832 3,599,315.337 3,296,819.621
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438 $3.820872	$12.191733 $13.963424 $12.252662 $10.256879 $10.668525 $10.280692 $7.647247 $6.663030 $6.940581 $5.396438	577,546.026 692,034.221 756,915.096 852,322.099 966,790.140 1,082,926.806 1,204,093.297 1,376,631.504 1,617,241.183 1,885,082.319

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754 $0.622691	$2.363941 $2.579946 $2.137387 $1.948576 $1.928918 $1.835694 $1.291996 $1.132477 $1.129182 $0.851754	367,467.752 669,488.847 733,272.754 775,832.634 811,513.146 849,762.005 974,775.004 1,067,583.519 1,137,578.073 957,571.141
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$7.139565 $5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951 $2.126141	$6.789695 $7.139565 $5.804363 $5.513901 $5.680499 $5.236599 $3.989387 $3.453866 $3.583343 $3.048951	548,641.423 756,661.478 826,407.371 920,542.937 1,141,587.289 1,305,222.787 1,731,364.122 1,972,253.340 2,134,346.845 2,233,824.646
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8,1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151 $1.413790	$2.107341 $2.529673 $2.086880 $2.093467 $2.095199 $2.240705 $1.827259 $1.587105 $1.877702 $1.755151	1,191,436.926 1,464,147.190 1,564,597.886 1,699,416.186 1,856,822.561 1,989,894.293 2,225,277.534 2,530,274.280 2,784,821.944 3,193,538.526
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184 $0.575444	$1.738047 $1.758810 $1.380343 $1.361352 $1.291938 $1.179104 $0.902570 $0.808764 $0.851858 $0.733184	5,813,832.762 8,836,076.855 9,845,911.345 10,744,122.784 12,765,863.024 13,781,219.750 15,827,410.641 18,041,358.089 15,414,266.249 14,398,155.023

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	$1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394	634,228.970 682,125.094 771,268.199 814,928.473 838,519.045 962,747.698 729,401.430 739,429.087 147,274.400 127,718.867

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833 $0.816323	$2.241063 $2.411307 $2.059550 $1.878317 $1.875968 $1.738808 $1.308696 $1.130799 $1.079926 $0.969833	401,142.729 627,745.996 699,919.596 703,461.815 761,069.713 807,859.297 828,047.487 745,778.142 332,246.843 382,750.199
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151 $0.755948	$2.678996 $2.652411 $2.040502 $2.019415 $1.845350 $1.642083 $1.214190 $1.054017 $1.109325 $1.023151	174,369.066 197,650.047 307,356.226 331,458.830 392,386.479 538,723.857 559,724.307 633,847.168 670,003.143 637,984.447
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	4,021,727.424 4,651,552.231 5,399,361.869 4,954,325.745 4,923,822.298 4,980,270.198 5,739,566.478 5,457,608.113 3,296,560.608 6,721.451
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.148591 $1.1125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	861,245.971 929,702.577 992,611.341 1,064,676.512 1,199,165.434 1,572,105.989 1,638,608.543 1,057,055.964 430,836.907 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	584,227.011 705,094.111 684,368.868 710,557.648 670,761.375 683,647.297 541,517.978 333,346.114 13,156.025 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	294,899.899 385,310.283 405,378.778 377,474.957 313,360.071 327,948.055 174,700.359 85,630.480 24,722.354 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	375,929.942 487,874.440 483,674.160 529,752.663 500,226.363 490,478.385 431,102.318 354,794.770 10,714.306 0.000
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.383606 $2.230714 $1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248 $0.890856	$2.168192 $2.383606 $2.230714 $1.911936 $2.059349 $1.897696 $1.392250 $1.236708 $1.284217 $1.153248	352,046.205 412,867.505 451,987.915 511,807.611 650,715.510 692,197.027 787,478.976 929,691.471 1,015,891.980 1,336,923.027
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.742004 $2.439467 $2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054 $1.572932	$2.508025 $2.742004 $2.439467 $2.373440 $2.421503 $2.402306 $2.120581 $1.948016 $2.044707 $1.882054	230,661.220 391,306.183 589,740.825 731,218.754 1,355,600.434 1,918,701.432 2,091,771.093 2,466,641.160 2,928,706.439 3,869,355.085
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.570805 $2.426549 $2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902 $1.017336	$2.470265 $2.570805 $2.426549 $2.176976 $2.287031 $2.251689 $2.086122 $1.827203 $1.791215 $1.572902	238,989.256 258,539.738 279,611.756 314,728.106 331,027.909 352,702.597 402,697.846 344,564.275 398,843.395 836,429.053
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	$1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073	2,695,812.623 3,227,693.183 3,701,931.626 3,475,338.007 3,082,575.881 3,082,310.283 2,567,618.408 2,412,160.716 1,943,332.470 1,267,104.031
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022 $1.031203	$2.909948 $3.157670 $2.630701 $2.473594 $2.495393 $2.263981 $1.751320 $1.527631 $1.591765 $1.379022	1,115,767.274 1,348,306.038 1,421,163.935 1,531,519.674 1,916,531.305 2,016,183.610 1,891,018.317 1,576,566.221 1,386,820.357 1,808,449.795

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945 $0.804068	$2.001184 $2.216589 $1.993189 $1.715280 $1.814489 $1.694403 $1.342765 $1.162115 $1.169536 $1.030945	199,321.034 230,222.820 254,734.237 266,615.325 280,166.322 315,684.517 368,248.959 624,462.500 375,440.224 486,168.042
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030 $0.706947	$2.453317 $2.496191 $1.875555 $1.889475 $1.790430 $1.633781 $1.216905 $1.077600 $1.091941 $0.893030	86,515.395 122,762.504 166,774.131 179,435.963 304,199.539 308,257.613 353,915.330 490,304.339 420,666.596 440,768.830
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598 $1.264573	$3.323069 $3.950047 $3.319515 $3.004336 $3.093779 $2.955724 $2.203677 $1.948696 $2.214293 $1.744598	190,855.742 244,148.912 246,941.497 282,637.444 301,284.612 308,248.048 385,906.818 412,535.591 607,219.229 844,962.534
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913 $0.757994	$2.202956 $2.705110 $2.301019 $2.133073 $2.232022 $2.122792 $1.651800 $1.316950 $1.466580 $1.175913	199,415.856 291,746.655 309,838.083 319,324.580 282,315.758 298,854.512 342,111.110 337,886.500 393,433.501 515,058.744
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	$1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985	1,284,886.562 1,440,615.392 1,536,450.138 1,689,864.780 1,807,243.387 1,832,337.457 1,901,457.438 2,019,176.174 921,236.033 380,394.155
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535 $0.674255	$1.384375 $1.465545 $1.353601 $1.202518 $1.310604 $1.269067 $1.128272 $1.014638 $1.003872 $0.902535	190,448.572 290,801.072 321,481.752 599,765.861 650,815.257 778,612.199 1,106,855.433 1,291,097.086 877,277.517 879,637.426

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500 $0.599127	$1.246024 $1.388171 $1.297832 $1.132756 $1.207066 $1.141472 $0.901525 $0.799440 $0.818330 $0.745500	40,935.873 93,907.258 102,448.076 129,731.114 146,147.292 209,427.797 209,630.219 209,841.826 219,705.288 216,135.191
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994 $1.039335	$4.146680 $4.229040 $3.370822 $3.045864 $2.973442 $2.683577 $2.058824 $1.782863 $1.836327 $1.481994	6,622.265 7,029.546 7,474.998 8,852.474 11,808.400 17,585.518 26,189.351 30,803.924 48,025.387 325,885.714
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525 $0.702245	$1.619385 $1.765611 $1.411790 $1.404556 $1.459787 $1.379692 $1.091246 $0.922333 $1.086242 $0.952525	108,074.881 143,413.817 156,572.140 179,646.775 196,484.472 222,611.510 245,832.954 301,124.662 307,908.772 437,079.852
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972 $0.719371	$2.616322 $2.696836 $2.162394 $2.013286 $2.084189 $2.282350 $1.637182 $1.371883 $1.552619 $1.156972	54,241.590 60,862.487 62,005.582 75,454.789 77,931.272 137,104.251 193,918.861 196,390.815 275,856.287 269,974.117
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500 $1.012358	$1.897096 $2.041779 $1.846240 $1.718667 $1.751164 $1.638943 $1.398243 $1.276894 $1.273275 $1.176500	55,667.491 174,547.833 213,995.902 219,940.093 241,469.264 368,644.590 414,453.706 451,580.891 492,565.715 598,236.876

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	1,144,132.106 1,544,575.373 1,648,400.401 1,721,173.824 1,765,744.305 1,678,266.393 1,773,868.972 1,844,050.315 564,495.930 522.844
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.124490 $0.976125 $0.922583 $1.069777 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754 $0.629608	$0.938575 $1.124490 $0.976125 $0.922583 $0.999475 $1.139286 $0.938505 $0.804149 $0.911517 $0.851754	107,385.332 113,177.296 212,035.791 230,693.011 287,967.884 299,517.150 359,179.321 280,908.328 262,335.009 346,786.411
TA 60/40 Allocation - Service Class Subaccount Inception Date May 1, 2018	2018	$0.998930	$0.956509	323,230.034
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603 $1.018657	$2.341044 $2.428756 $2.289812 $2.010987 $2.126945 $2.072178 $1.969227 $1.699740 $1.643398 $1.480603	89,248.415 105,100.692 111,140.687 125,388.573 166,155.619 170,805.454 224,523.764 246,702.873 286,368.230 405,787.534
TA Aegon High Yield Bond - Service Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898 $0.949767	$2.128436 $2.216300 $2.094002 $1.844453 $1.952378 $1.908942 $1.818674 $1.573385 $1.524631 $1.376898	144,034.590 157,402.643 178,123.782 183,372.738 188,711.316 192,566.401 193,373.358 202,005.613 222,166.854 243,534.079
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736 $1.237053	$1.418312 $1.433164 $1.414174 $1.428215 $1.445352 $1.399015 $1.449604 $1.396710 $1.314814 $1.275736	280,518.068 382,068.250 502,107.198 273,552.678 293,427.070 313,366.921 359,065.340 500,588.655 888,544.428 1,161,095.539

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	$1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779	815,306.356 1,467,422.002 1,640,504.189 1,204,926.378 1,249,220.608 1,572,857.700 3,513,372.489 3,649,966.027 1,941,844.743 997,124.850
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779 $1.148918	$1.285479 $1.302104 $1.288579 $1.303459 $1.322729 $1.283183 $1.333006 $1.287774 $1.215879 $1.181779	50,485.745 0.000 64,829.836 34,589.177 8,374.165 33,584.463 915,204.650 1,444,604.136 1,064,482.678 1,306,625.912
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.336551 $10.018405 $9.536912 $9.999646	$10.538768 $11.336551 $10.018405 $9.536912	366,948.952 373,694.487 141,723.042 27,998.876
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338 $1.079149	$2.285292 $2.616059 $2.276071 $2.006353 $2.108228 $1.903932 $1.480831 $1.342761 $1.323972 $1.214338	301,711.142 427,371.641 490,585.319 578,509.157 715,609.962 767,462.033 933,643.161 1,270,384.065 1,555,265.523 914,758.965
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604 $1.294918	$2.675739 $3.069432 $2.677392 $2.366784 $2.493089 $2.256200 $1.759082 $1.598704 $1.580608 $1.453604	542,153.054 667,692.946 754,676.791 825,411.014 815,454.575 911,298.381 721,840.416 572,281.356 756,461.681 997,495.819
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.753013 $10.483340 $9.998941	$11.918079 $12.753013 $10.483340	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	29,786,912.213 36,250,536.796 39,809,432.116 43,915,535.139 44,970,147.108 45,862,811.210 48,480,671.742 47,586,559.221 22,295,198.563 4,449,760.276

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$9.467562 $10.398566 $9.362504 $9.448792 $9.911029	201,708.128 221,783.223 224,346.754 81,016.952 7,339.053
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.607307 $9.116051 $9.251716 $9.871102 $9.998938	$9.406093 $10.607307 $9.116051 $9.251716 $9.871102	0.000 31,564.063 55,079.460 56,271.534 0.000
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400 $1.348011	$2.549418 $2.872593 $2.613967 $2.631408 $2.681759 $2.392138 $2.332372 $1.886448 $2.027218 $1.775400	30,049.665 32,161.318 35,906.168 37,508.531 48,087.859 70,461.613 90,879.351 117,503.704 161,142.937 202,556.310
TA BlackRock Global Real Estate Securities - Service Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042 $1.355727	$2.498881 $2.823071 $2.575953 $2.598477 $2.655419 $2.374297 $2.319167 $1.879905 $2.026045 $1.780042	211,928.909 248,844.253 297,425.892 370,146.150 363,745.695 367,076.560 309,761.994 154,046.128 75,818.500 98,463.588
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875 $1.090459	$0.977245 $0.972463 $0.985021 $0.997764 $1.010661 $1.023775 $1.036989 $1.050533 $1.064042 $1.077875	352,609.226 372,604.040 387,632.097 408,319.096 495,892.715 1,627,715.277 1,464,841.168 2,546,518.578 1,907,065.195 2,289,303.600
TA BlackRock Government Money Market - Service Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264 $1.078019	$0.955808 $0.960270 $0.972661 $0.985199 $0.997964 $1.010867 $1.023982 $1.037275 $1.050711 $1.064264	3,167,577.599 2,639,309.407 2,318,377.432 2,280,724.167 2,999,559.376 4,302,329.122 3,567,891.132 4,855,372.383 3,624,745.462 2,903,374.982
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197 $1.032458	$1.710659 $1.807822 $1.668691 $1.653554 $1.676319 $1.608668 $1.520365 $1.451112 $1.443750 $1.338197	39,872.811 78,850.017 85,429.397 122,041.180 143,137.684 146,703.200 161,604.129 172,714.745 238,921.824 271,642.775

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255 $1.045137	$1.693095 $1.794694 $1.659939 $1.648662 $1.677130 $1.612566 $1.528267 $1.463422 $1.458130 $1.353255	4,342,484.060 4,861,369.989 5,697,041.737 6,099,751.292 5,601,069.416 5,815,483.563 6,134,764.739 5,543,019.285 563,973.113 80,063.842
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.325813 $10.166524 $9.998941	$10.886332 $11.325813 $10.166524	12,474.915 5,404.826 5,154.413
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.920114 $10.235836 $9.998941	$11.306219 $11.920114 $10.235836	12,159.202 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	9,975,755.313 11,696,460.569 12,768,214.603 13,283,828.633 13,891,160.932 14,766,401.930 13,938,681.325 8,752,537.721 2,301,921.883 384,164.955
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706 $1.029702	$1.711865 $2.107382 $1.677624 $1.698048 $1.718813 $1.836166 $1.575082 $1.306244 $1.471150 $1.348706	96,476.893 81,493.209 63,376.789 78,469.889 111,176.532 111,733.361 163,263.194 219,686.947 214,405.004 217,290.086
TA Greystone International Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145 $1.305453	$2.117196 $2.614139 $2.085307 $2.115178 $2.147893 $2.300269 $1.978606 $1.644699 $1.855655 $1.704145	235,038.546 278,924.837 281,669.654 346,730.147 365,145.538 368,267.717 297,178.693 151,227.747 172,103.598 191,488.561
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.042826 $9.998817	$9.335013 $11.042826	1,680.402 1,710.435
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	2,220,748.115 2,085,661.315 1,058,300.583 1,051,459.916 1,048,758.482 1,053,547.859 863,145.147 269,918.172 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188 $0.715572	$2.269777 $2.327812 $1.827775 $1.890106 $2.016138 $2.042045 $1.486673 $1.380711 $1.499222 $1.134188	268,564.348 212,518.546 229,410.158 240,999.470 281,783.839 408,732.103 470,599.655 580,409.017 213,252.633 151,173.931
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041 $0.919274	$2.844364 $2.924162 $2.300855 $2.385641 $2.550908 $2.590834 $1.890470 $1.760676 $1.916075 $1.453041	94,162.415 104,125.178 110,259.307 115,774.347 122,128.795 145,299.837 138,549.606 77,571.969 87,595.160 38,908.596
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.930298 $2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472 $0.798516	$2.867581 $2.930298 $2.175535 $2.240674 $2.037477 $1.877059 $1.380840 $1.208329 $1.231751 $1.111472	327,715.609 358,654.883 333,814.918 434,797.073 388,434.274 494,696.703 652,896.899 765,301.475 1,257,970.129 220,190.385
TA Jennison Growth - Service Class Subaccount Inception Date November 18, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.563802 $2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751 $0.992743	$3.477764 $3.563802 $2.653769 $2.740290 $2.498313 $2.305146 $1.700742 $1.492912 $1.524040 $1.378751	157,195.847 213,700.724 236,795.976 243,259.240 236,496.744 304,886.256 375,353.313 425,837.999 673,450.134 49,337.534
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542 $1.081182	$1.775477 $1.873207 $1.682029 $1.628543 $1.682639 $1.668008 $1.544993 $1.456515 $1.437238 $1.336542	138,379.973 279,042.746 240,264.815 262,539.845 523,223.842 591,928.032 713,701.393 845,867.126 1,326,399.793 1,488,307.815
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527 $1.136669	$1.820182 $1.926443 $1.733584 $1.683598 $1.742852 $1.731760 $1.608077 $1.519752 $1.504008 $1.401527	8,039,996.163 9,157,023.650 11,246,271.970 13,192,925.235 14,110,752.092 16,433,838.749 18,881,346.243 17,677,498.763 14,314,804.405 12,315,637.838

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883 $0.940202	$1.987343 $2.246878 $1.826144 $1.743847 $1.801306 $1.776232 $1.418904 $1.276631 $1.367260 $1.204883	333,639.127 340,750.603 349,242.074 400,949.493 510,650.895 539,238.268 666,948.369 677,820.576 778,859.286 992,684.491
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371 $1.114610	$2.296462 $2.605367 $2.121978 $2.031253 $2.102166 $2.078828 $1.666162 $1.501835 $1.613207 $1.425371	1,694,027.636 1,950,436.482 2,224,095.079 3,297,295.678 3,705,354.652 3,924,165.708 4,298,785.597 3,406,721.868 3,348,225.870 3,285,472.688
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538 $1.018489	$1.990416 $2.169847 $1.835101 $1.744674 $1.807722 $1.785307 $1.514897 $1.387033 $1.433899 $1.288538	860,372.685 981,742.364 1,028,362.757 1,075,080.256 1,368,636.495 1,415,699.468 1,536,242.668 1,811,429.761 2,596,002.182 2,695,850.034
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283 $1.151311	$2.194261 $2.398537 $2.033266 $1.938414 $2.014370 $1.991807 $1.694938 $1.555706 $1.612582 $1.453283	27,886.317.532 31,867,220.704 35,216,056.335 39,293,030.726 42,732,197.436 45,333,786.219 46,400,274.857 46,043,913.118 44,952,443.388 42,233,699.200
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224 $1.070860	$1.922560 $2.052955 $1.785537 $1.713344 $1.775158 $1.749828 $1.561728 $1.445722 $1.455947 $1.336224	1,489,210.876 1,837,279.377 2,376,338.945 2,594,559.631 3,218,293.910 3,390,662.147 3,882,960.538 4,293,542.656 4,977,380.770 6,166,576.513
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473 $1.165104	$2.041380 $2.184951 $1.906034 $1.834331 $1.905368 $1.881047 $1.682810 $1.562448 $1.578099 $1.451473	45,609,107.506 51,960,609.185 56,997,545.733 63,369,771.652 68,996,102.727 73,344,004.016 71,923,177.642 56,627,587.676 29,308,159.328 24,929,817.147

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $1.000000	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	1,151,882.554 1,476,752.931 1,853,198.305 1,818,608.010 2,190,118.230 2,557,781.665 2,741,576.753 1,491,955.231
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date July 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934 $0.830889	$2.449078 $2.639811 $2.207143 $2.007843 $2.035443 $1.805751 $1.380371 $1.201886 $1.208546 $1.062934	533,977.395 495,454.896 518,480.641 473,665.176 230,673.281 159,961.290 185,920.948 188,142.639 220,713.552 309,923.342
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187 $0.976983	$2.809410 $3.035775 $2.545252 $2.320211 $2.358738 $2.096535 $1.607288 $1.402552 $1.414049 $1.247187	49,575.268 79,470.441 73,094.796 56,436.082 59,442.667 44,868.081 45,895.086 50,329.621 76,312.631 201,576.955
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090 $0.694837	$1.072082 $1.232953 $1.028185 $1.030422 $1.063889 $1.086276 $0.978437 $0.881220 $0.965399 $0.887090	6,578,448.023 8,212,963.035 8,703,662.668 9,809,466.874 11,075,331.153 11,812,118.266 11,543,734.775 13,311,784.572 11,810,604.631 9,546,101.793
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886 $0.985164	$2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	120,703.954 204,543.022 133,145.808 163,284.831 108,777.344 132,923.722 95,508.021 34,455.114 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount inception date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $1.000000	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	8,122,660.300 10,102,851.639 11,652,928.437 12,165,144.416 12,455,760.935 13,318,116.679 11,960,519.823 4,729,031.527

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	6,078,418.941 6,274,297.147 7,210,082.090 7,880,624.109 7,595,198.816 7,778,595.823 3,780,792.917
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	1,117,223.458 1,149,943.228 1,257,723.777 1,615,221.372 1,305,590.671 1,313,855.548 392,481.472
TA Levin Large Cap Value - Service Class Subaccount Inception Date May 1, 2018	2018	$0.996983	$0.896829	0.000
TA Madison Diversified Income - Service Class Subaccount Inception Date June 1, 2017	2018 2017	$1.341827 $1.281982	$1.314522 $1.341827	9,104.192 9,207.955
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	$1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001	30,039,763.393 33,769,397.817 35,861,914.914 38,006,534.377 39,265,014.422 38,868,031.199 27,963,095.008 15,779,168.929 3,494,376.081 950,901.242
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	3,069,165.751 3,203,690.643 4,155,463.223 3,830,501.677 4,368,471.837 4,990,578.251 4,815,381.780 2,880,126.446 1,016,920.128 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	$1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829	18,627,723.263 20,672,417.533 22,875,224.683 24,681,536.276 25,852,992.439 25,132,460.094 19,990,316.759 11,577,810.988 7,528,559.200 2,657,019.616
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	2,285,011.942 2,545,503.300 2,748,844.396 2,828,751.685 2,424,195.006 2,296,385.724 798,608.009

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095 $0.832433	$3.413596 $3.241595 $2.286714 $2.369998 $2.147652 $2.052367 $1.402391 $1.229552 $1.322299 $1.051095	282,998.020 250,063.465 194,050.762 249,157.154 254,727.018 307,117.794 383,424.455 424,718.507 429,296.543 572,202.855
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546 $1.024022	$4.095911 $3.898573 $2.756469 $2.863899 $2.603070 $2.492645 $1.707422 $1.501448 $1.617809 $1.289546	117,566.998 137,941.367 121,699.832 110,319.333 110,917.791 103,508.284 119,783.409 115,075.821 162,882.219 238,008.044
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310 $0.997234	$2.502701 $2.631711 $2.335657 $2.193233 $2.216994 $2.026737 $1.738528 $1.564589 $1.523399 $1.243310	62,870.173 65,371.339 74,573.084 77,818.396 80,374.900 56,128.699 40,016.357 122,778.132 107,755.703 103,480.291
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336 $1.024219	$2.506902 $2.642835 $2.352097 $2.213544 $2.243738 $2.056974 $1.769538 $1.594938 $1.557207 $1.273336	2,752,926.678 2,933,924.580 2,628,804.550 2,210,090.964 2,252,588.203 2,682,764.066 2,587,096.350 2,120,628.896 1,457,360.336 473,859.131
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	2,480,127.122 2,731,075.852 2,918,364.382 2,535,624.706 2,607,863.654 2,297,319.091 893,750.271 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	574,600.660 615,563.199 639,451.416 699,119.531 655,525.278 529,477.130 83,085.397 20,223.814 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	426,171.891 466,112.527 282,989.535 272,560.893 257,745.053 219,389.438 109,788.660 0.000 0.000 0.000
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646 $1.206188	$1.656475 $1.689190 $1.631394 $1.608915 $1.618659 $1.566484 $1.628308 $1.533791 $1.462038 $1.381646	618,286.515 844,589.648 792,916.552 917,930.684 1,109,561.554 1,130,549.219 1,438,183.406 1,814,797.982 2,417,106.173 2,775,488.472
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615 $1.104986	$1.479373 $1.514131 $1.465674 $1.448832 $1.460109 $1.417595 $1.476859 $1.394065 $1.332858 $1.262615	7,992,757.101 9,332,602.282 10,488,498.237 11,233,062.611 12,206,605.332 13,838,318.263 15,119,216.559 12,995,664.816 10,237,561.095 4,468,163.679
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $1.000000	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	2,504,041.280 2,666,682.050 2,812,002.871 2,875,438.376 3,159,663.146 3,290,232.707 3,603,775.701 1,845,111.188
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	14,080,002.320 4,263,318.707 9,044,867.796 6,258,013.629 1,966,022.990 1,157,798.445 5,438,426.332 3,772,223.748 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $1.000000	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	3,249,274.202 3,844,368.895 4,656,127.765 4,240,246.470 4,447,833.223 4,515,972.167 4,038,656.292 2,534,981.135

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $1.000000	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	2,907,297.990 3,698,233.465 3,774,421.759 4,394,695.057 4,761,573.669 4,976,891.637 3,144,734.787 411,906.943
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $1.000000	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	8,055,150.203 8,674,459.889 8,913,904.992 9,099,089.713 9,557,722.584 9,482,295.498 6,123,957.705 208,900.488
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580 $1.269378	$4.090492 $4.680268 $4.102819 $3.431152 $3.565343 $3.432355 $2.550630 $2.220162 $2.310370 $1.794580	18,900.359 18,954.964 30,785.177 30,849.758 39,860.677 43,912.947 52,092.637 58,021.509 58,786.685 63,758.628
TA Small Mid Cap Value - Service Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	$2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838	139,555.282 139,570.149 148,187.260 149,187.940 89,690.392 99,240.622 98,961.962 77,923.657 11,121.654 26,022.308
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467 $0.854110	$3.274611 $3.570280 $2.954940 $2.691282 $2.661504 $2.530385 $1.779173 $1.557956 $1.551893 $1.169467	141,032.583 159,579.664 141,770.607 169,121.661 141,610.512 188,639.867 239,676.572 385,766.410 449,566.931 518,102.371
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012 $1.091873	$4.083199 $4.461413 $3.703653 $3.379834 $3.351557 $3.195598 $2.252732 $1.977404 $1.973204 $1.491012	277,010.819 296,134.266 305,250.256 302,173.956 308,978.397 321,091.853 383,408.642 226,832.253 231,990.601 258,568.930

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.857469 $2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691 $0.843426	$2.720135 $2.857469 $2.320802 $2.202499 $2.266805 $2.087607 $1.588828 $1.374186 $1.424304 $1.210691	98,236.634 113,591.318 125,308.380 176,031.885 253,985.632 314,352.778 390,092.677 394,265.661 580,143.841 1,013,444.760
TA Torray Concentrated Growth - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.045757 $2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406 $0.919121	$2.890263 $3.045757 $2.479839 $2.359196 $2.434568 $2.247181 $1.714040 $1.486352 $1.544789 $1.316406	106,890.676 116,428.206 170,820.331 169,801.366 185,406.891 190,333.604 219,007.601 141,883.789 177,995.907 619,828.967
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334 $1.167904	$1.758075 $2.108321 $1.737568 $1.741348 $1.741063 $1.860148 $1.515432 $1.314957 $1.554192 $1.451334	52,430.515 54,759.917 57,118.823 146,251.001 215,005.522 212,813.410 237,823.061 382,882.497 528,344.397 587,236.463
TA TS&W International Equity - Service Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389 $1.402810	$2.061082 $2.476808 $2.045442 $2.056223 $2.061529 $2.207073 $1.802010 $1.567856 $1.858979 $1.740389	73,950.873 76,649.621 97,733.089 97,748.488 104,872.465 120,032.899 220,920.132 163,840.459 152,576.784 496,589.693
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.211232 $9.998817	$10.498753 $11.211232	2,681.547 0.000
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573 $0.942915	$2.876076 $2.907555 $2.279667 $2.246092 $2.129478 $1.941581 $1.484781 $1.329149 $1.398595 $1.202573	228,546.157 252,955.865 333,027.582 373,962.850 408,781.546 443,815.306 511,223.364 643,622.796 327,274.834 498,549.182

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC US Growth - Service Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212 $1.034414	$3.078170 $3.119474 $2.452179 $2.422417 $2.301749 $2.103766 $1.612851 $1.447720 $1.526478 $1.316212	399,519.397 493,470.363 527,211.004 601,912.312 624,744.164 660,914.065 463,454.765 399,969.691 5,020.155 54,886.368

Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Growth and Income Portfolio - Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204 $0.738833	$2.038392 $2.192146 $1.871437 $1.705914 $1.702946 $1.577669 $1.186830 $1.024988 $0.978382 $0.878204	193,635.354 218,805.006 292,580.997 320,469.535 536,749.904 569,030.033 661,915.647 692,530.979 747,775.364 936,857.924
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396 $0.565961	$2.015675 $1.994683 $1.533753 $1.517153 $1.385704 $1.232456 $0.910853 $0.790303 $0.831363 $0.766396	66,096.901 71,961.484 81,779.844 96,996.104 149,217.583 167,717.617 190,771.498 311,362.263 430,732.011 499,795.115
BlackRock Basic Value V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637 $0.879129	$2.150276 $2.362731 $2.210085 $1.893322 $2.038292 $1.877358 $1.376640 $1.222237 $1.268565 $1.138637	328,895.711 416,760.885 647,001.628 711,433.421 881,662.312 946,122.529 1,154,833.042 1,565,413.192 1,891,321.926 2,233,939.965
BlackRock Global Allocation V.I. Fund Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513 $1.706191	$2.733970 $2.987541 $2.656606 $2.583423 $2.634440 $2.612261 $2.304786 $2.116184 $2.220125 $2.042513	242,718.137 283,491.082 437,948.159 446,999.610 505,986.114 516,974.542 514,763.829 591,506.699 884,397.190 939,953.055

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
BlackRock High Yield V.I. Fund - Class I Shares Subaccount Inception Date July 3, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858 $1.020041	$2.489103 $2.589113 $2.442628 $2.190313 $2.299911 $2.263255 $2.095794 $1.834768 $1.797749 $1.577858	77,192.505 108,853.475 112,141.203 120,317.194 277,369.539 290,997.174 323,553.833 486,644.697 562,291.975 610,674.208
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832 $0.666709	$1.655760 $1.754494 $1.529813 $1.447839 $1.460673 $1.344251 $1.141029 $1.006238 $1.059328 $0.910832	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615 $1.012451	$2.871198 $3.114069 $2.593097 $2.437036 $2.457291 $2.228311 $1.722877 $1.502076 $1.564362 $1.354615	239,162.979 269,449.231 283,700.896 292,998.601 378,816.109 397,028.773 416,578.380 533,649.418 865,328.271 904,593.534
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848 $0.755259	$1.889103 $2.091396 $1.879677 $1.616787 $1.709454 $1.595530 $1.263782 $1.093210 $1.099640 $0.968848	42,609.402 61,552.089 62,659.498 63,911.980 73,476.282 74,836.283 94,217.820 110,218.527 134,074.657 217,880.547
Fidelity VIP Growth Opportunities Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352 $0.568927	$2.683174 $2.421261 $1.827021 $1.848627 $1.776795 $1.607000 $1.182989 $1.003873 $0.996764 $0.817352	25,797.922 25,839.736 25,889.490 25,941.927 67,601.756 69,582.551 71,819.921 74,345.368 76,993.905 79,981.861
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468 $0.569269	$1.985316 $2.018999 $1.516252 $1.526754 $1.446003 $1.318845 $0.981851 $0.869018 $0.880152 $0.719468	62,076.870 62,693.874 63,369.828 64,135.564 68,954.632 232,384.128 254,418.200 281,842.453 94,945.390 132,761.289

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781 $1.351755	$3.569696 $4.241099 $3.562366 $3.222550 $3.316852 $3.167276 $2.360244 $2.086107 $2.369263 $1.865781	101,301.799 117,654.911 132,699.013 145,905.610 275,393.558 297,413.332 350,692.017 398,414.752 505,851.059 668,937.173
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361 $0.760482	$2.221154 $2.726105 $2.317730 $2.147514 $2.246013 $2.135026 $1.660490 $1.323223 $1.472847 $1.180361	18,427.474 18,615.777 21,903.652 28,082.269 32,122.167 36,632.192 56,021.502 84,920.191 98,909.768 103,853.710
Franklin Income VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723 $0.674813	$1.392373 $1.473281 $1.360078 $1.207682 $1.315580 $1.273260 $1.131434 $1.016968 $1.005682 $0.903723	3,750.849 5,073.732 5,552.646 20,496.961 35,699.382 39,681.350 45,665.931 18,252.063 22,135.901 22,231.264
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489 $0.599635	$1.253227 $1.395506 $1.304040 $1.137625 $1.211658 $1.145233 $0.904048 $0.801269 $0.819803 $0.746489	0.000 0.000 0.000 0.000 0.000 0.000 0.000 11,897.797 11,901.854 1,999.116
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999 $1.000000	$1.767055 $1.861694 $1.483857 $1.472636 $1.423414 $1.332374 $0.964999	0.000 0.000 1,871.751 2,347.921 2,821.173 3,328.550 3,930.708
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736 $0.714794	$2.865971 $2.921431 $2.327418 $2.102009 $2.051015 $1.850161 $1.418737 $1.227967 $1.264171 $1.019736	61,532.177 65,070.396 70,749.102 85,271.119 90,580.141 96,501.229 102,481.306 124,665.918 127,398.871 116,367.952

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573 $0.553819	$1.283468 $1.398672 $1.117835 $1.111554 $1.154692 $1.090790 $0.862311 $0.728468 $0.857507 $0.751573	155,528.891 167,017.311 185,149.534 190,869.235 245,045.863 280,054.197 334,020.858 368,740.705 569,954.555 597,619.981
Janus Henderson Mid Cap Value Portfolio - Service Shares Subaccount Inception Date October 9, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661 $1.035702	$2.303815 $2.706882 $2.411849 $2.056122 $2.161591 $2.018285 $1.624295 $1.484495 $1.549208 $1.359661	0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,024.655 17,253.438 21,455.255
MFS ® New Discovery Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385 $0.721754	$2.638029 $2.717863 $2.178182 $2.026982 $2.097320 $2.295573 $1.645861 $1.378473 $1.559306 $1.161385	13,568.496 14,407.297 15,302.548 29,988.283 34,857.197 39,360.042 42,074.375 74,228.446 93,045.640 67,440.194
MFS ® Total Return Series – Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963 $1.015691	$1.912780 $2.057638 $1.859665 $1.730313 $1.762153 $1.648416 $1.405624 $1.283009 $1.278746 $1.180963	64,581.050 70,562.274 77,649.968 85,508.439 114,066.879 124,533.091 135,979.342 148,350.175 116,873.434 141,530.681
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date May 1, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876 $0.630121	$0.943994 $1.130417 $0.980781 $0.926525 $1.003248 $1.143036 $0.941134 $0.805995 $0.913165 $0.852876	78,339.063 82,688.280 87,432.812 92,828.200 98,050.843 115,879.655 155,346.803 188,137.036 197,081.488 213,131.202
TA Aegon High Yield Bond - Initial Class Subaccount Inception Date June 1, 1998	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913 $1.020431	$2.356761 $2.443835 $2.302884 $2.021478 $2.136983 $2.080936 $1.976566 $1.705221 $1.647887 $1.483913	71,817.935 99,524.873 95,331.683 134,661.491 185,223.184 205,693.603 271,753.265 326,626.398 381,135.740 440,838.189

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Initial Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088 $1.263925	$1.456296 $1.470818 $1.450611 $1.464293 $1.481129 $1.432932 $1.484019 $1.429157 $1.344691 $1.304088	257,424.562 369,934.032 448,664.010 515,464.565 932,548.223 1,002,460.714 1,099,507.259 1,281,984.189 1,491,853.748 1,941,604.581
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date November 3, 2003	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264 $1.167287	$1.312517 $1.328835 $1.314375 $1.328895 $1.347865 $1.306923 $1.356996 $1.310298 $1.236541 $1.201264	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776 $1.070125	$2.277403 $2.605730 $2.265967 $1.996455 $2.096788 $1.892658 $1.471331 $1.333492 $1.314183 $1.204776	459,719.934 731,707.199 1,002,858.947 1,099,353.889 1,414,092.617 1,654,938.250 1,923,481.361 2,040,309.088 2,668,464.893 1,256,954.507
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169 $1.000000	$1.569845 $1.720684 $1.535020 $1.486386 $1.523667 $1.517572 $1.344073 $1.238713 $1.305361 $1.205169	8,981.145 90,791.257 103,017.006 371,117.407 631,889.237 425,528.048 376,228.793 374,967.964 318,755.851 107,314.253
TA BlackRock Global Real Estate Securities - Initial Class(5) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147 $1.352468	$2.570521 $2.894929 $2.632984 $2.649248 $2.698595 $2.405962 $2.344689 $1.895479 $2.035925 $1.782147	29,191.037 28,911.511 30,126.639 31,432.168 44,685.758 51,252.845 53,782.352 68,924.695 85,598.679 77,337.559
TA BlackRock Government Money Market - Initial Class(6) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790 $1.107014	$0.996981 $0.991612 $1.003957 $1.016387 $1.029083 $1.041878 $1.054856 $1.068064 $1.081306 $1.094790	100,097.367 580,516.741 684,466.512 577,424.418 844,475.880 1,032,273.754 1,214,235.499 1,863,339.712 1,771,139.564 1,269,698.817

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40 - Initial Class(7) Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302 $1.035882	$1.724853 $1.821913 $1.680861 $1.664793 $1.686880 $1.618005 $1.528428 $1.458088 $1.449976 $1.343302	32,472.079 39,824.090 41,215.639 42,318.304 44,789.164 45,999.785 67,544.985 76,275.856 79,284.999 69,506.930
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480 $0.993371	$1.504146 $1.593387 $1.444515 $1.394108 $1.413294 $1.361908 $1.227411 $1.129702 $1.102517 $1.003480	8,972.407 24,313.545 28,229.831 29,865.122 110,263.785 113,936.691 115,385.624 80,113.779 80,415.700 0.000
TA Greystone International Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102 $0.837955	$1.399986 $1.722585 $1.370626 $1.386627 $1.402894 $1.497944 $1.284313 $1.064576 $1.198383 $1.098102	122,555.606 142,265.033 142,750.325 166,292.475 245,168.291 260,634.194 282,685.836 283,234.340 352,063.468 382,307.487
TA Janus Mid-Cap Growth - Initial Class Subaccount Inception Date May 1, 2001	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670 $0.528867	$1.685871 $1.728125 $1.356242 $1.401791 $1.494522 $1.512975 $1.100950 $1.021978 $1.109148 $0.838670	462,425.478 504,861.288 533,882.745 557,558.959 796,999.526 847,350.541 966,157.506 1,056,810.076 683,290.702 669,637.329
TA Jennison Growth - Initial Class Subaccount Inception Date November 18, 1996	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015 $0.634782	$2.290927 $2.339869 $1.736331 $1.787436 $1.624534 $1.495887 $1.099890 $0.962002 $0.980165 $0.884015	711,435.846 1,104,506.102 1,161,457.081 1,194,311.281 1,495,107.875 1,836.852.949 1,983,969.406 2,295,673.738 2,663,229.920 138,566.563
TA JPMorgan Asset Allocation - Conservative - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624 $1.084764	$1.790168 $1.887771 $1.694263 $1.639591 $1.693225 $1.677670 $1.553164 $1.463492 $1.443418 $1.341624	71,558.186 97,752.560 115,109.973 116,456.912 164,140.435 181,615.061 241,789.932 400,704.812 551,615.394 512,429.517

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469 $0.943304	$2.003836 $2.264389 $1.839475 $1.755703 $1.812649 $1.786542 $1.426436 $1,282768 $1.373148 $1.209469	916,927.705 1,283,517.016 1,356,997.193 1,443,098.430 1,513,978.271 1,548,505.887 1,594,197.901 1,687,393.878 1,510,307.161 1,655,466.961
TA JPMorgan Asset Allocation - Moderate Growth - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468 $1.021885	$2.006961 $2.186796 $1.848530 $1.756582 $1.819163 $1.795718 $1.522976 $1.393746 $1.440106 $1.293468	676,895.176 784,589.305 1,038,241.886 1,345,680.474 1,646,704.550 1,733,863.912 1,940,435.641 1,854,760.822 2,058,687.626 2,237,224.015
TA JPMorgan Asset Allocation - Moderate - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335 $1.074425	$1.938498 $2.068938 $1.798554 $1.724989 $1.786339 $1.759986 $1.570026 $1.452682 $1.462229 $1.341335	495,084.386 874,442.823 1,034,154.445 1,150,525.625 1,455,266.949 1,563,880.316 1,771,393.115 1,988,401.406 2,052,466.584 2,157,194.866
TA JPMorgan Enhanced Index - Initial Class Subaccount Inception Date May 2, 1997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633 $0.695084	$2.058919 $2.218160 $1.853689 $1.685474 $1.707802 $1.514335 $1.157026 $1.006921 $1.012004 $0.889633	233.977.438 361,267.092 398,294.420 326,364.957 383,920.860 433,403.815 621,130.852 676,371.806 775,684.824 773,179.078
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717 $0.695766	$1.078838 $1.240110 $1.033640 $1.035377 $1.068466 $1.090423 $0.981688 $0.883713 $0.967652 $0.888717	0.000 0.000 0.000 17,264.043 0.000 0.000 0.000 0.000 2,470.866 2,488.746
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949 $0.985165	$2.308272 $2.658885 $2.378375 $2.107180 $2.198113 $1.935504 $1.490639 $1.255336 $1.249382 $1.029949	4,076.147 9,345.332 7,967.568 4,079.467 892.690 893.956 895.327 0.000 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791 $0.819159	$1.319560 $1.399784 $1.249340 $1.219154 $1.256629 $1.216975 $1.105780 $1.032943 $1.030714 $0.942791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540 $0.999966	$1.344876 $1.412573 $1.288081 $1.253074 $1.277519 $1.229059 $1.157932 $1.099705 $1.079160 $0.998540	0.000 0.000 0.000 0.000 0.000 0.000 47,946.359 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543 $0.722951	$1.344647 $1.466521 $1.253295 $1.212317 $1.272182 $1.238886 $1.056043 $0.958559 $0.981646 $0.879543	0.000 27,427.002 33,385.741 32,651.688 2,754.273 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218 $0.764045	$3.148715 $2.988573 $2.107181 $2.182856 $1.977088 $1.888425 $1.289733 $1.130215 $1.214860 $0.965218	89,508.510 104,513.196 117,105.154 125,044.034 235,685.829 248,035.947 320,702.875 382,649.084 464,676.791 541,117.098
TA Multi-Managed Balanced - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058 $1.000543	$2.523432 $2.652196 $2.352670 $2.208127 $2.230944 $2.038483 $1.747752 $1.572120 $1.529974 $1.248058	37,888.527 51,599.275 55,728.733 28,199.414 42,425.183 35,318.927 45,178.717 29,697.661 29,766.351 44,713.021
TA Multi-Managed Balanced - Service Class Subaccount Inception Date April 29, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153 $1.000000	$1.826643 $1.924719 $1.712134 $1.610487 $1.631643 $1.495088 $1.285530 $1.158110 $1.130153	0.000 13,242.015 15,976.731 10,746.800 0.000 12,967.749 11,104.371 0.000 0.000

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return - Initial Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905 $1.210180	$1.670210 $1.702346 $1.643290 $1.619850 $1.628858 $1.575574 $1.636957 $1.541170 $1.468334 $1.386905	283,533.666 395,149.254 418,701.220 531,313.726 649,135.192 729,763.179 871,202.021 1,018,827.453 1,256,702.466 1,276,639.241
TA Small/Mid Cap Value - Initial Class Subaccount Inception Date May 4, 1993	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857 $1.192595	$3.862136 $4.416785 $3.869933 $3.234792 $3.359635 $3.232715 $2.401901 $2.088952 $2.172744 $1.686857	324,008.399 490,929.339 617,394.224 681,085.738 894,016.015 1,033,616.438 1,120,653.326 1,262,971.038 1,547,738.181 1,794,312.791
TA T. Rowe Price Small Cap - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922 $0.789781	$3.042959 $3.316068 $2.743190 $2.497190 $2.468336 $2.345567 $1.648412 $1.442743 $1.436428 $1.081922	81,856.893 102,575.154 103,597.915 132,590.818 136,709.506 140,942.217 171,449.956 215,748.046 362,042.810 421,278.627
TA Torray Concentrated Growth - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576 $0.771208	$2.499553 $2.624434 $2.130480 $2.020875 $2.078854 $1.913568 $1.455655 $1.258384 $1.303628 $1.107576	262,327.983 318,057.472 332,333.914 425,768.145 605,664.677 700,744.103 820,231.226 1,016,010.759 1,448,051.369 2,104,906.366
TA TS&W International Equity - Initial Class Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254 $0.967802	$1.464074 $1.754874 $1.445564 $1.447990 $1.447038 $1.545246 $1.258268 $1.091270 $1.289168 $1.203254	133,511.236 289,559.509 297,725.010 330,504.344 395,919.348 482,968.417 565,312.108 747,561.420 953,004.670 1,020,585.859
TA WMC US Growth - Initial Class Subaccount Inception Date May 1, 2000	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353 $0.751847	$2.304667 $2.328731 $1.824940 $1.797173 $1.703016 $1.551973 $1.186249 $1.061382 $1.116284 $0.959353	577,049.901 743,702.778 835,480.835 1,005,540.750 1,215,764.694 1,477,111.681 1,661,598.353 1,897,556.111 1,694,037.159 1,817,051.238

MERRIL LYNCH CONDENSED FINANCIAL INFORMATION — (Continued)
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2019, Franklin Templeton Founding Funds Allocation VIP Fund was renamed Franklin Allocation VIP Fund.
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(7)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.

APPENDIX
HUNTINGTON CONDENSED FINANCIAL INFORMATION
The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (including any applicable fund facilitation fees) for each subaccount available on December 31, 2018.
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543 $1.011675	$1.675200 $1.837648 $1.631346 $1.603220 $1.624695 $1.557048 $1.374618 $1.244742 $1.317934 $1.226543	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062 $0.989756	$1.675069 $1.804488 $1.595065 $1.497861 $1.517820 $1.479727 $1.229207 $1.087157 $1.102698 $1.007062	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791 $1.000877	$1.012844 $1.048332 $1.039007 $1.036969 $1.062583 $1.037063 $1.089096 $1.062133 $1.028491 $0.992791	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065 $0.661459	$1.460078 $1.565586 $1.381228 $1.322667 $1.350208 $1.257323 $1.079898 $0.963674 $1.026512 $0.893065	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768 $0.989022	$1.689388 $1.917260 $1.759660 $1.598704 $1.749442 $1.746875 $1.449117 $1.291113 $1.347141 $1.253768	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704 $0.988788	$1.279140 $1.406159 $1.252159 $1.211583 $1.260621 $1.231551 $1.102725 $1.008535 $1.068314 $1.002704	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date May 13, 1994	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081 $1.025589	$1.024945 $1.050061 $1.050915 $1.075090 $1.103373 $1.082543 $1.137353 $1.111300 $1.061135 $1.043081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.000487 $9.831422 $9.464876 $9.999337	$10.110871 $11.000487 $9.831422 $9.464876	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.499258 $10.390986 $9.998016	$11.549003 $12.499258 $10.390986	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.036075 $9.138409 $9.327076 $9.894477 $9.998010	$9.034320 $10.036075 $9.138409 $9.327076 $9.894477	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.237581 $8.897856 $9.132530 $9.854616 $9.998010	$8.975685 $10.237581 $8.897856 $9.132530 $9.854616	0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date April 8, 1991	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509 $0.996216	$0.788956 $0.801688 $0.821228 $0.841237 $0.861814 $0.882873 $0.904471 $0.926704 $0.949305 $0.972509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 29,874.135
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621 $1.000000	$1.109249 $1.189233 $1.112394 $1.117341 $1.149531 $1.117818 $1.071415 $1.037662 $1.045621	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.100392 $10.076941 $9.998016	$10.549188 $11.100392 $10.076941	0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.682890 $10.145639 $9.998016	$10.956089 $11.682890 $10.145639	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.959618 $9.997890	$9.160133 $10.959618	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561 $0.790338	$1.130452 $1.210109 $1.101287 $1.081636 $1.132431 $1.138005 $1.068724 $1.021542 $1.022413 $0.963561	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620 $0.712762	$1.213401 $1.341508 $1.150080 $1.108857 $1.165397 $1.165433 $1.002978 $0.931090 $0.976071 $0.889620	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563 $0.761131	$1.191151 $1.289479 $1.137604 $1.107212 $1.163152 $1.161350 $1.050752 $0.986736 $1.007920 $0.937563	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date May 1, 2006	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297 $0.681505	$0.939200 $1.092472 $0.921342 $0.933804 $0.975070 $1.006905 $0.917245 $0.835545 $0.925739 $0.860297	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430 $0.812728	$1.163622 $1.249082 $1.128008 $1.113780 $1.161630 $1.138317 $1.046565 $0.989269 $0.998799 $0.924430	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153 $0.999934	$1.207842 $1.283771 $1.184458 $1.165878 $1.202718 $1.170812 $1.116124 $1.072630 $1.065040 $0.997153	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408 $0.717267	$1.185749 $1.308652 $1.131591 $1.107530 $1.176003 $1.158801 $0.999482 $0.918034 $0.951266 $0.862408	0.000 0.000 0.000 0.000 0.000 0.000 37,609.858 37,609.858 37,609.858 17,585.995
TA Multi-Managed Balanced - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936 $0.729646	$1.595258 $1.700957 $1.530966 $1.457094 $1.493741 $1.384948 $1.204937 $1.098433 $1.084596 $0.896936	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date May 1, 2002	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354 $0.913723	$1.092684 $1.131135 $1.107340 $1.106997 $1.128280 $1.107861 $1.167289 $1.114428 $1.077556 $1.032354	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699 $1.000000	$1.092002 $1.152203 $1.056735 $1.054634 $1.106600 $1.094258 $1.047037 $1.004699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.126761 $9.997890	$10.302118 $11.126761	0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584 $1.011883	$1.700200 $1.862331 $1.650847 $1.620021 $1.639311 $1.568765 $1.382939 $1.250439 $1.322043 $1.228584	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.589462 $1.370953 $1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504 $0.587796	$1.462713 $1.589462 $1.370953 $1.262614 $1.273489 $1.192035 $0.906020 $0.790629 $0.762481 $0.691504	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.021123 $1.570145 $1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356 $0.629255	$2.021305 $2.021123 $1.570145 $1.569219 $1.448120 $1.301330 $0.971730 $0.851909 $0.905457 $0.843356	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237 $0.989760	$1.697516 $1.825993 $1.611731 $1.511299 $1.529203 $1.488655 $1.234823 $1.090524 $1.104500 $1.007237	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961 $1.000881	$1.026440 $1.060838 $1.049872 $1.046286 $1.070554 $1.043320 $1.094065 $1.065422 $1.030171 $0.992961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101 $0.986463	$2.251545 $2.316163 $1.852171 $1.735531 $1.666380 $1.575642 $1.242561 $1.081537 $1.159181 $1.002101	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487 $0.986784	$2.064059 $2.156581 $1.807838 $1.663084 $1.681866 $1.559727 $1.198698 $1.046994 $1.094182 $1.007487	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627 $0.982894	$1.136259 $1.342274 $1.042077 $1.032616 $1.109707 $1.169604 $0.986570 $0.858603 $1.023881 $0.979627	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254 $0.662108	$1.483108 $1.587946 $1.398904 $1.337636 $1.363495 $1.267830 $1.087314 $0.968862 $1.030532 $0.895254	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.675124 $1.409294 $1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336 $0.597585	$1.528523 $1.675124 $1.409294 $1.338175 $1.363297 $1.249078 $0.975767 $0.859582 $0.904497 $0.791336	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.375979 $1.249471 $1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262 $0.545247	$1.230046 $1.375979 $1.249471 $1.085841 $1.159990 $1.093913 $0.875445 $0.765185 $0.777656 $0.692262	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.808438 $1.372161 $1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841 $0.559483	$1.759903 $1.808438 $1.372161 $1.395966 $1.335842 $1.230995 $0.925948 $0.828090 $0.847369 $0.699841	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.744480 $1.480440 $1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463 $0.610092	$1.453141 $1.744480 $1.480440 $1.353069 $1.407113 $1.357599 $1.022164 $0.912867 $1.047517 $0.833463	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.530623 $1.314783 $1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724 $0.468512	$1.234225 $1.530623 $1.314783 $1.230819 $1.300632 $1.249196 $0.981619 $0.790383 $0.888860 $0.719724	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873 $0.989224	$1.714666 $1.943087 $1.780772 $1.615525 $1.765263 $1.760102 $1.457955 $1.297074 $1.351386 $1.255873	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.366438 $1.274486 $1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267 $0.686750	$1.278061 $1.366438 $1.274486 $1.143374 $1.258451 $1.230594 $1.104865 $1.003447 $1.002566 $0.910267	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.314258 $1.240816 $1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493 $0.619642	$1.168080 $1.314258 $1.240816 $1.093654 $1.176918 $1.123942 $0.896444 $0.802812 $0.829895 $0.763493	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251 $1.000000	$1.649358 $1.755830 $1.413934 $1.417771 $1.384617 $1.309495 $0.958251	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.207090 $1.776501 $1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635 $0.592539	$2.142830 $2.207090 $1.776501 $1.621034 $1.598112 $1.456560 $1.128494 $0.986925 $1.026545 $0.836635	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.244378 $1.004792 $1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179 $0.540650	$1.130085 $1.244378 $1.004792 $1.009494 $1.059549 $1.011292 $0.807750 $0.689490 $0.820034 $0.726179	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.973408 $1.597895 $1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783 $0.575033	$1.895649 $1.973408 $1.597895 $1.502360 $1.570624 $1.736932 $1.258230 $1.064795 $1.216950 $0.915783	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.409775 $1.287309 $1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717 $0.763584	$1.296996 $1.409775 $1.287309 $1.210156 $1.245208 $1.176910 $1.013971 $0.935170 $0.941710 $0.878717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2997	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540080 $1.340545 $1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637 $0.576816	$1.397148 $1.540080 $1.340545 $1.235343 $1.361327 $1.421998 $1.102700 $0.920020 $0.949791 $0.749637	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Trend Aggregation VA Fund(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.254790 $1.304305 $1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222 $0.664167	$1.170370 $1.254790 $1.304305 $1.247295 $1.316224 $1.222306 $1.042331 $0.956731 $0.914045 $0.812222	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880 $0.988792	$1.296311 $1.422941 $1.265267 $1.222482 $1.270108 $1.239002 $1.107778 $1.011666 $1.070072 $1.002880	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.041779 $0.913224 $0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633 $0.637230	$0.860978 $1.041779 $0.913224 $0.871629 $0.953607 $1.097753 $0.913219 $0.790250 $0.904612 $0.853633	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.564960 $1.493169 $1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706 $0.732601	$1.488148 $1.564960 $1.493169 $1.328164 $1.419771 $1.401890 $1.348787 $1.178448 $1.153170 $1.051706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.102412 $1.101703 $1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334 $1.062619	$1.077639 $1.102412 $1.101703 $1.125403 $1.153311 $1.129871 $1.185341 $1.156495 $1.102682 $1.082334	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.328273 $2.166693	$2.013889 $2.328273	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.420480 $1.251247 $1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673 $0.654637	$1.226111 $1.420480 $1.251247 $1.116973 $1.188199 $1.085917 $0.855008 $0.784772 $.0783526 $0.727673	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900 $1.000000	$1.420837 $1.573620 $1.418338 $1.387600 $1.437166 $1.446249 $1.294176 $1.205154 $1.283132 $1.196900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.064769 $0.981129 $0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229 $0.558576	$0.933230 $1.064769 $0.981129 $0.999442 $1.031424 $0.931330 $0.918700 $0.752080 $0.818536 $0.726229	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.819805 $0.838564 $0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920 $1.005408	$0.807979 $0.819805 $0.838564 $0.857752 $0.877430 $0.897580 $0.918183 $0.939360 $0.960863 $0.982920	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.049118 $0.979889 $0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712 $0.667396	$0.979989 $1.049118 $0.979889 $0.982814 $1.009656 $0.980378 $0.938308 $0.907410 $0.913034 $0.855712	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632 $1.000000	$1.640051 $1.755477 $1.607901 $1.567834 $1.605901 $1.563566 $1.423761 $1.324086 $1.305597 $1.200632	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.197216 $0.964416 $0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243 $0.653111	$0.960080 $1.197216 $0.964416 $0.987852 $1.013038 $1.095621 $0.951709 $0.798944 $0.910318 $0.844243	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931 $0.986553	$1.295845 $1.326685 $1.162562 $1.142186 $1.167028 $1.107184 $0.951641 $0.865458 $0.992650 $0.984931	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.656348 $1.316105 $1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324 $0.568826	$1.595300 $1.656348 $1.316105 $1.378036 $1.488054 $1.526284 $1.124677 $1.057860 $1.162568 $0.890324	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.134240 $1.604878 $1.673514 $1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146 $0.649438	$2.062234 $2.134240 $1.604878 $1.673514 $1.540803 $1.435705 $1.069713 $0.948315 $0.977625 $0.893146	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.217660 $1.106544 $1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275 $0.784850	$1.139186 $1.217660 $1.106544 $1.085219 $1.134512 $1.138413 $1.067543 $1.018913 $1.018298 $0.958275	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.291840 $1.062496 $1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509 $0.603728	$1.127469 $1.291840 $1.062496 $1.027088 $1.073443 $1.072010 $0.867689 $0.789876 $0.856811 $0.764509	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.283938 $1.099113 $1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516 $0.673235	$1.163029 $1.283938 $1.099113 $1.058155 $1.110475 $1.108877 $0.952913 $0.883309 $0.924637 $0.841516	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.272466 $1.120954 $1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377 $0.741224	$1.177163 $1.272466 $1.120954 $1.089403 $1.142773 $1.139328 $1.029315 $0.965181 $0.984443 $0.914377	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517 $1.000000	$1.009670 $1.033978 $1.022724 $1.025062 $1.045141 $1.017272 $1.063310 $1.038517	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.739783 $1.473010 $1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149 $0.611631	$1.594214 $1.739783 $1.473010 $1.355996 $1.392127 $1.249584 $0.967437 $0.852588 $0.868049 $0.773149	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.044590 $0.879674 $0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994 $0.643084	$0.899371 $1.044590 $0.879674 $0.890270 $0.928253 $0.957150 $0.870646 $0.791920 $0.876124 $0.812994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698 $0.985137	$2.100986 $2.445380 $2.210005 $1.978259 $2.085045 $1.854985 $1.443428 $1.228247 $1.235071 $1.028698	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952 $1.000000	$1.106681 $1.169542 $1.102589 $1.082501 $1.111874 $1.070239 $1.039838 $0.989952	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675 $0.813516	$1.181952 $1.266890 $1.142414 $1.126348 $1.173021 $1.147789 $1.053722 $0.994571 $1.002699 $0.926675	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328 $0.999938	$1.224080 $1.299105 $1.196863 $1.176375 $1.211762 $1.177890 $1.121227 $1.075961 $1.066785 $0.997328	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525 $0.717974	$1.204498 $1.327378 $1.146105 $1.120091 $1.187601 $1.168512 $1.006375 $0.922983 $0.954989 $0.864525	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.154551 $1.538339 $1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871 $0.618184	$2.241350 $2.154551 $1.538339 $1.614028 $1.481499 $1.432654 $0.991017 $0.880110 $0.957660 $0.770871	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.652503 $1.485186 $1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242 $0.699582	$1.552093 $1.652503 $1.485186 $1.411452 $1.444828 $1.337644 $1.162072 $1.057809 $1.042957 $0.861242	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726 $0.998141	$1.010459 $1.110903 $1.014282 $0.984578 $1.033548 $0.980531 $0.896845 $0.908646 $0.962297 $1.019726	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477 $0.997247	$0.968877 $1.045084 $0.968384 $0.943622 $0.985808 $0.927567 $0.877347 $0.884163 $0.977377 $1.021477	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396 $0.996379	$0.980005 $1.086116 $0.967569 $0.943786 $1.000062 $0.961585 $0.842170 $0.855730 $0.990425 $1.020396	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.228573 $1.200965 $1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221 $0.979433	$1.188558 $1.228573 $1.200965 $1.198848 $1.220110 $1.196257 $1.258582 $1.199822 $1.158440 $1.108221	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897 $1.000000	$0.920570 $0.956644 $0.948874 $0.935083 $0.984829 $0.974558 $1.102224 $1.060897	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186 $1.000000	$1.070869 $1.128246 $1.033259 $1.029692 $1.078850 $1.065248 $1.017785 $0.975186	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081 $1.000000	$1.122801 $1.221467 $1.038594 $1.041928 $1.140424 $1.130212 $0.992384 $0.915081	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474 $1.000000	$1.099345 $1.173704 $1.039987 $1.041113 $1.112644 $1.098513 $1.011360 $0.955474	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145 $0.656576	$1.871604 $2.167122 $1.923348 $1.628628 $1.712929 $1.669951 $1.255790 $1.107211 $1.165962 $0.917145	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.350606 $1.970560 $1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760 $0.628422	$2.130169 $2.350606 $1.970560 $1.815979 $1.818569 $1.751063 $1.246577 $1.105074 $1.113589 $0.849760	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.762693 $1.449300 $1.392364 $1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114 $0.581078	$1.656251 $1.762693 $1.449300 $1.392364 $1.451037 $1.352577 $1.041861 $0.912428 $0.957640 $0.824114	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.031522 $0.860255 $0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048 $0.638216	$0.849936 $1.031522 $0.860255 $0.873299 $0.884198 $0.955975 $0.788222 $0.692600 $0.829303 $0.784048	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.589620 $1.261862 $1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501 $0.575800	$1.553146 $1.589620 $1.261862 $1.258819 $1.207922 $1.114929 $0.863185 $0.782494 $0.833186 $0.725501	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706 $1.012300	$1.751547 $1.912919 $1.690739 $1.654327 $1.669132 $1.592625 $1.399856 $1.262014 $1.330376 $1.232706	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.638256 $1.408898 $1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212 $0.590070	$1.512079 $1.638256 $1.408898 $1.293782 $1.301099 $1.214304 $0.920244 $0.800676 $0.769920 $0.696212	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.083366 $1.613771 $1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100 $0.631694	$2.089721 $2.083366 $1.613771 $1.608104 $1.479654 $1.325757 $0.987050 $0.862777 $0.914308 $0.849100	0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,706.210 17,173.604 18,399.236
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586 $0.989768	$1.743487 $1.869921 $1.645687 $1.538650 $1.552319 $1.506733 $1.246157 $1.097305 $1.108122 $1.007586	0.000 0.000 0.000 0.000 0.000 2,626.622 2,775.611 2,928.420 3,091.126 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302 $1.000889	$1.054216 $1.086345 $1.071981 $1.065205 $1.086716 $1.055974 $1.104093 $1.072026 $1.033538 $0.993302	0.000 0.000 0.000 0.000 0.000 3,809.146 4,025.221 4,246.800 4,482.778 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444 $0.986471	$2.312512 $2.371878 $1.891209 $1.766943 $1.691580 $1.594788 $1.253982 $1.088270 $1.162985 $1.002444	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829 $0.986792	$2.119874 $2.208384 $1.845868 $1.693134 $1.707247 $1.578646 $1.209692 $1.053486 $1.097757 $1.007829	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961 $0.982902	$1.167043 $1.374578 $1.064037 $1.051313 $1.126493 $1.183816 $0.995631 $0.863939 $1.027239 $0.979961	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667 $0.663418	$1.530334 $1.633680 $1.434997 $1.368136 $1.390498 $1.289153 $1.102363 $0.979368 $1.038655 $0.899667	0.000 0.000 0.000 0.000 0.000 56,140.002 57,802.626 59,066.035 54,517.819 0.000
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.726567 $1.448335 $1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717 $0.599889	$1.580131 $1.726567 $1.448335 $1.371221 $1.392865 $1.272430 $0.991099 $0.870520 $0.913324 $0.796717	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 39,148.576 41,240.206
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.418265 $1.284108 $1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980 $0.547358	$1.271596 $1.418265 $1.284108 $1.112678 $1.185163 $1.114376 $0.889212 $0.774927 $0.785253 $0.696980	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 42,034.564 44,280.392
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.864034 $1.410209 $1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615 $0.561641	$1.819375 $1.864034 $1.410209 $1.430477 $1.364852 $1.254040 $0.940520 $0.838635 $0.855650 $0.704615	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 19,441.960 20,480.704

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.798039 $1.521443 $1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130 $0.612447	$1.502188 $1.798039 $1.521443 $1.386481 $1.437635 $1.382983 $1.038231 $0.924479 $1.057738 $0.839130	0.000 0.000 0.000 0.000 0.000 0.000 0.000 16,269.395 37,663.275 39,994.658
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.577626 $1.351210 $1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622 $0.470320	$1.275892 $1.577626 $1.351210 $1.261228 $1.328859 $1.272560 $0.997044 $0.800444 $0.897540 $0.724622	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066 $0.989628	$1.766429 $1.995836 $1.823777 $1.649699 $1.797323 $1.786825 $1.475758 $1.309051 $1.359873 $1.260066	0.000 0.000 0.000 0.000 0.000 9,763.540 10,256.736 10,422.425 6,223.682 0.000
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408408 $1.309802 $1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469 $0.689402	$1.321215 $1.408408 $1.309802 $1.171623 $1.285771 $1.253626 $1.122238 $1.016231 $1.012379 $0.916469	0.000 0.000 0.000 0.000 0.000 1,382.969 1,461.411 30,447.244 33,233.454 33,861.540
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.354646 $1.275213 $1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699 $0.622031	$1.207533 $1.354646 $1.275213 $1.120692 $1.202480 $1.144982 $0.910543 $0.813039 $0.837998 $0.768699	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,400.562 21,490.527
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163 $1.000000	$1.682019 $1.785309 $1.433482 $1.433164 $1.395539 $1.315956 $0.960163	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.274941 $1.825754 $1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337 $0.594830	$2.215237 $2.274941 $1.825754 $1.661123 $1.632835 $1.483839 $1.146264 $0.999514 $1.036588 $0.842337	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.282597 $1.032635 $1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122 $0.542740	$1.168245 $1.282597 $1.032635 $1.034437 $1.082547 $1.030218 $0.820458 $0.698269 $0.828040 $0.731122	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 43,753.895
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.034096 $1.642220 $1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038 $0.577252	$1.959739 $2.034096 $1.642220 $1.539517 $1.604753 $1.769471 $1.278043 $1.078374 $1.228863 $0.922038	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.453139 $1.323021 $1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700 $0.766539	$1.340842 $1.453139 $1.323021 $1.240088 $1.272262 $1.198957 $1.029931 $0.947083 $0.950909 $0.884700	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.587400 $1.377695 $1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753 $0.579051	$1.444349 $1.587400 $1.377695 $1.265878 $1.390887 $1.448619 $1.120051 $0.931748 $0.959073 $0.754753	0.000 0.000 0.000 0.000 0.000 3,272.110 3,427.083 3,381.130 45,714.468 44,312.766
Rational Trend Aggregation VA Fund(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.293389 $1.340482 $1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770 $0.666738	$1.209940 $1.293389 $1.340482 $1.278138 $1.344818 $1.245204 $1.058752 $0.968933 $0.922991 $0.817770	0.000 0.000 0.000 0.000 0.000 0.000 0.000 20,844.999 20,044.952 28,776.879

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223 $0.988800	$1.331424 $1.457178 $1.291933 $1.244607 $1.289313 $1.254053 $1.117951 $1.017960 $1.073573 $1.003223	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.073842 $0.938580 $0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465 $0.639692	$0.890102 $1.073842 $0.938580 $0.893210 $0.974350 $1.118347 $0.927626 $0.800339 $0.913465 $0.859465	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.613073 $1.534568 $1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868 $0.735431	$1.538434 $1.613073 $1.534568 $1.361006 $1.450608 $1.428138 $1.370005 $1.193454 $1.164440 $1.058868	0.000 0.000 0.000 0.000 0.000 1,181.394 1,248.420 18,940.879 85,295.499 83,019.749
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715	$1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701	0.000 0.000 0.000 0.000 0.000 1,184.302 1,251.491 1,320.386 1,393.755 0.000
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701 $1.066715	$1.114050 $1.136297 $1.132245 $1.153217 $1.178350 $1.151026 $1.203984 $1.171214 $1.113456 $1.089701	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.130350 $9.903918 $9.492901 $9.999457	$10.275641 $11.130350 $9.903918 $9.492901	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.348444 $2.249623	$2.037341 $2.348444	0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.464145 $1.285934 $1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638 $0.657170	$1.267548 $1.464145 $1.285934 $1.144587 $1.214010 $1.106248 $0.868461 $0.794763 $0.791192 $0.732638	0.000 0.000 0.000 0.000 0.000 0.000 0.000 18,915.467 61,277.553 42,763.755
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.597600 $10.426903 $9.998377	$11.691544 $12.597600 $10.426903	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247 $1.000000	$1.461768 $1.614173 $1.450638 $1.415050 $1.461294 $1.466217 $1.308202 $1.214619 $1.289421 $1.199247	0.000 0.000 0.000 0.000 0.000 45,842.115 52,352.455 53,308.168 50,236.869 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.175905 $9.225151 $9.374353 $9.900929 $9.998372	$9.200856 $10.175905 $9.225151 $9.374353 $9.900929	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.380201 $8.982319 $9.178822 $9.861041 $9.998372	$9.141125 $10.380201 $8.982319 $9.178822 $9.861041	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.097514 $1.008353 $1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187 $0.560738	$0.964767 $1.097514 $1.008353 $1.024170 $1.053840 $0.948781 $0.933163 $0.761670 $0.826541 $0.731187	0.000 0.000 0.000 0.000 0.000 2,078.341 2,091.886 19,307.147 20,928.047 0.000
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.844997 $0.861800 $0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604 $1.009279	$0.835289 $0.844997 $0.861800 $0.878952 $0.896481 $0.914365 $0.932610 $0.951319 $0.970245 $0.989604	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 87,104.153 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.081355 $1.007052 $1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537 $0.669972	$1.013098 $1.081355 $1.007052 $1.007099 $1.031564 $0.998714 $0.953055 $0.918951 $0.921931 $0.861537	0.000 0.000 0.000 0.000 58,752.197 61,541.439 88,121.072 117,374.930 35,436.769 83,123.114
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.187741 $10.111778 $9.998377	$10.679382 $11.187741 $10.111778	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.774836 $10.180726 $9.998377	$11.091317 $11.774836 $10.180726	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998 $1.000000	$1.687318 $1.800746 $1.644546 $1.598882 $1.632886 $1.585178 $1.439207 $1.334505 $1.312019 $1.202998	0.000 0.000 0.000 0.000 14,947.871 17,252.575 17,547.097 17,839.182 2,510.973 0.000
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.234015 $0.991162 $1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994 $0.655636	$0.992525 $1.234015 $0.991162 $1.012282 $1.035044 $1.116131 $0.966683 $0.809123 $0.919216 $0.849994	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.992002 $9.998252	$9.227959 $10.992002	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270 $0.986561	$1.331013 $1.358669 $1.187114 $1.162899 $1.184710 $1.120658 $0.960410 $0.870855 $0.995916 $0.985270	0.000 0.000 0.000 0.000 0.000 2,774.430 2,901.956 8,253.021 8,981.751 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.707297 $1.352620 $1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384 $0.571014	$1.649231 $1.707297 $1.352620 $1.412130 $1.520390 $1.554867 $1.142389 $1.071339 $1.173932 $0.896384	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 19,187.522 20,212.671

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.199843 $1.649375 $1.714888 $1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221 $0.651937	$2.131902 $2.199843 $1.649375 $1.714888 $1.574268 $1.462578 $1.086546 $0.960392 $0.987170 $0.899221	0.000 0.000 0.000 0.000 0.000 0.000 0.000 14,929.435 16,324.250 17,489.269
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.255077 $1.137214 $1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801 $0.787872	$1.177662 $1.255077 $1.137214 $1.112039 $1.159138 $1.159716 $1.084334 $1.031887 $1.028240 $0.964801	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 22,797.739
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.331506 $1.091937 $1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705 $0.606051	$1.165530 $1.331506 $1.091937 $1.052458 $1.096730 $1.092053 $0.881311 $0.799909 $0.865161 $0.769705	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.323428 $1.129600 $1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250 $0.675836	$1.202349 $1.323428 $1.129600 $1.084318 $1.134596 $1.129643 $0.967917 $0.894571 $0.933681 $0.847250	0.000 0.000 0.000 0.000 55,912.156 56,552.052 231,232.031 263,102.336 122,090.610 400,093.250
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.311534 $1.151993 $1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598 $0.744078	$1.216893 $1.311534 $1.151993 $1.116298 $1.167551 $1.160613 $1.045472 $0.977439 $0.994046 $0.920598	0.000 0.000 0.000 0.000 0.000 2,823.295 2,983.462 75,713.011 89,088.717 91,760.665
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550 $1.000000	$1.032680 $1.054423 $1.039888 $1.039212 $1.056467 $1.025286 $1.068543 $1.040550	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.793322 $1.513907 $1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434 $0.614000	$1.648148 $1.793322 $1.513907 $1.389561 $1.422395 $1.273001 $0.982678 $0.863458 $0.876536 $0.778434	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.076680 $0.904048 $0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535 $0.645567	$0.929734 $1.076680 $0.904048 $0.912262 $0.948401 $0.975057 $0.884335 $0.802002 $0.884680 $0.818535	0.000 0.000 0.000 0.000 0.000 45,617.343 65,549.568 89,509.101 78,410.263 44,091.280
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054 $0.985145	$2.158007 $2.504332 $2.256674 $2.014122 $2.116612 $1.877556 $1.456707 $1.235895 $1.239127 $1.029054	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877 $1.000000	$1.131890 $1.192665 $1.121096 $1.097460 $1.123925 $1.078660 $1.044944 $0.991877	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607 $1.000000	$1.100685 $1.161314 $1.072244 $1.100996 $1.146831 $1.078303 $1.005607	0.000 0.000 0.000 0.000 9,261.761 9,701.467 0.000
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675 $1.000000	$1.151668 $1.233179 $1.111032 $1.144511 $1.202879 $1.134178 $1.000675	0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235 $0.815125	$1.219579 $1.303366 $1.171876 $1.152020 $1.196238 $1.167073 $1.068293 $1.005354 $1.010594 $0.931235	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673 $0.999946	$1.257303 $1.330433 $1.222145 $1.197707 $1.230120 $1.192236 $1.131562 $1.082666 $1.070290 $0.997673	0.000 0.000 0.000 0.000 0.000 2,561.603 2,706.912 2,855.942 3,014.632 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778 $0.719388	$1.242803 $1.365561 $1.175632 $1.145591 $1.211068 $1.188116 $1.020265 $0.932973 $0.962507 $0.868778	0.000 0.000 0.000 0.000 22,905.336 11,000.258 11,126.486 11,248.683 0.000 0.000
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353 $1.000000	$1.177153 $1.234512 $1.136468 $1.112824 $1.173114 $1.107483 $0.988353	0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.220715 $1.580948 $1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120 $0.620571	$2.317012 $2.220715 $1.580948 $1.653887 $1.513646 $1.459455 $1.006602 $0.891316 $0.967013 $0.776120	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.703292 $1.526358 $1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110 $0.702286	$1.604542 $1.703292 $1.526358 $1.446342 $1.476204 $1.362684 $1.180366 $1.071293 $1.053161 $0.867110	0.000 0.000 0.000 0.000 0.000 22,520.687 23,044.250 49,134.111 50,578.195 27,161.953

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080 $0.998149	$1.037885 $1.137687 $1.035705 $1.002433 $1.049202 $0.992468 $0.905090 $0.914306 $0.965451 $1.020080	0.000 0.000 0.000 0.000 15,424.553 16,156.817 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832 $0.997255	$0.995199 $1.070302 $0.988865 $0.960778 $1.000787 $0.938893 $0.885453 $0.889689 $0.980601 $1.021832	0.000 0.000 0.000 0.000 0.000 0.000 0.000 85,132.848 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750 $0.996387	$1.006623 $1.112325 $0.988020 $0.960915 $1.015226 $0.973304 $0.849935 $0.861075 $0.993687 $1.020750	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.266321 $1.234254 $1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752 $0.983201	$1.228702 $1.266321 $1.234254 $1.228468 $1.246590 $1.218649 $1.278371 $1.215089 $1.169738 $1.115752	0.000 0.000 0.000 0.000 0.000 2,231.068 9,860.768 30,186.545 154,184.544 151,275.608
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964 $1.000000	$0.941502 $0.975521 $0.964790 $0.947987 $0.995490 $0.982216 $1.107636 $1.062964	0.000 0.000 0.000 0.000 3,780.223 3,959.682 3,999.922 4,075.717
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486 $1.000000	$0.040444 $0.038746 $0.058417 $0.077974 $0.085784 $0.117575 $0.218481 $0.315837 $0.402430 $0.560486	0.000 0.000 0.000 0.000 0.000 0.000 12,359.432 131,078.387 58,804.151 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077 $1.000000	$1.095252 $1.150535 $1.050578 $1.043900 $1.090531 $1.073625 $1.022771 $0.977077	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867 $1.000000	$1.148377 $1.245597 $1.056010 $1.056306 $1.152771 $1.139099 $0.997255 $0.916867	0.000 0.000 0.000 0.000 0.000 24,784.790 24,671.421 36,431.813
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342 $1.000000	$1.124358 $1.196864 $1.057414 $1.055470 $1.124692 $1.107151 $1.016336 $0.957342	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394 $0.658398	$1.932777 $2.231343 $1.974558 $1.667100 $1.748240 $1.699370 $1.274168 $1.120100 $1.176077 $0.922394	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.422831 $2.025175 $1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539 $0.630841	$2.202125 $2.422831 $2.025175 $1.860849 $1.858041 $1.783828 $1.266176 $1.119148 $1.124463 $0.855539	0.000 0.000 0.000 0.000 9,636.450 9,746.742 9,858.588 9,966.870 0.000 0.000
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.816889 $1.489490 $1.426798 $1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731 $0.583323	$1.712221 $1.816889 $1.489490 $1.426798 $1.482557 $1.377904 $1.058254 $0.924047 $0.967005 $0.829731	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 2.00%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.063212 $0.884083 $0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402 $0.640688	$0.878637 $1.063212 $0.884083 $0.894871 $0.903387 $0.973872 $0.800621 $0.701422 $0.837413 $0.789402	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.159631 $9.998252	$10.378371 $11.159631	0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.638419 $1.296808 $1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442 $0.578024	$1.605557 $1.638419 $1.296808 $1.289906 $1.234112 $1.135759 $0.876741 $0.792446 $0.841316 $0.730442	0.000 0.000 0.000 0.000 0.000 2,784.503 2,942.204 2,884.954 0.000 0.000

Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390 $1.012367	$1.760260 $1.921500 $1.697499 $1.660131 $1.674157 $1.596635 $1.402702 $1.263956 $1.331774 $1.233390	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640 $0.989770	$1.751249 $1.877331 $1.651413 $1.543249 $1.556199 $1.509750 $1.248049 $1.098433 $1.108724 $1.007640	v 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361 $1.000891	$1.058937 $1.090676 $1.075733 $1.068415 $1.089471 $1.058131 $1.105809 $1.073163 $1.034117 $0.993361	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399 $0.663638	$1.538388 $1.641459 $1.441117 $1.373291 $1.395040 $1.292728 $1.104879 $0.981128 $1.040017 $0.900399	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784 $0.989698	$1.775229 $2.004806 $1.831087 $1.655503 $1.802760 $1.791351 $1.478775 $1.311076 $1.361314 $1.260784	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281 $0.988801	$1.337391 $1.462980 $1.296435 $1.248333 $1.292540 $1.256577 $1.119656 $1.019006 $1.074161 $1.003281	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056 $1.030339	$1.081339 $1.102395 $1.097923 $1.117720 $1.141522 $1.114497 $1.165209 $1.132940 $1.076537 $1.053056	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.144919 $9.912032 $9.496038 $9.999471	$10.294172 $11.144919 $9.912032 $9.496038	0.000 0.000 0.000 0.000
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.608635 $10.430920 $9.998417	$11.707575 $12.608635 $10.430920	0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.191636 $9.234885 $9.379647 $9.901652 $9.998413	$9.219639 $10.191636 $9.234885 $9.379647 $9.901652	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.396260 $8.991805 $9.184016 $9.861758 $9.998413	$9.159804 $10.396260 $8.991805 $9.184016 $9.861758	0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792 $1.000804	$0.832371 $0.841607 $0.857945 $0.874591 $0.891605 $0.908945 $0.926620 $0.944739 $0.963061 $0.981792	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date August 16, 2010	2018 2017 2016 2015 2014 2013 2012 2011 2010	$1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539 $1.000000	$1.155659 $1.232915 $1.147630 $1.147118 $1.174412 $1.136447 $1.083955 $1.044657 $1.047539	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.197545 $10.115681 $9.998417	$10.694024 $11.197545 $10.115681	0.000 0.000 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.785148 $10.184643 $9.998417	$11.106521 $11.785148 $10.184643	0.000 0.000 0.000
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$10.995615 $9.998292	$9.235542 $10.995615	0.000 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755 $0.793990	$1.192635 $1.270413 $1.150541 $1.124515 $1.171569 $1.171584 $1.094890 $1.041413 $1.037227 $0.972755	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123 $0.716069	$1.280174 $1.408391 $1.201546 $1.152819 $1.205678 $1.199825 $1.027546 $0.949221 $0.990224 $0.898123	57,438.360 58,086.660 58,437.769 59,118.251 59,828.717 64,156.819 64,698.371 66,098.086 66,426.534 67,545.593
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527 $0.764658	$1.256727 $1.353789 $1.188524 $1.151140 $1.203395 $1.195664 $1.076523 $1.005964 $1.022550 $0.946527	64,025.415 64,379.502 64,735.547 73,441.926 278,532.619 224,415.375 282,263.204 246,284.024 247,749.590 249,345.779

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514 $0.684650	$0.990882 $1.146923 $0.962560 $0.970829 $1.008782 $1.036633 $0.939715 $0.851811 $0.939166 $0.868514	18,140.480 17,823.107 17,885.019 17,546.529 17,188.253 21,297.951 21,695.862 20,791.138 21,247.767 21,201.971
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999 $0.815389	$1.225979 $1.309554 $1.176865 $1.156370 $1.200158 $1.170327 $1.070743 $1.007162 $1.011917 $0.931999	0.000 0.000 0.000 8,343.625 8,983.588 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727 $0.999947	$1.262943 $1.335737 $1.226403 $1.201293 $1.233201 $1.194629 $1.133279 $1.083783 $1.070874 $0.997727	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488 $0.719630	$1.249365 $1.372087 $1.180669 $1.149942 $1.215081 $1.191467 $1.022629 $0.934661 $0.963772 $0.869488	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10. 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514 $0.733029	$1.683034 $1.785747 $1.599460 $1.514870 $1.545393 $1.425843 $1.234467 $1.119835 $1.100340 $0.905514	0.000 0.000 0.000 0.000 0.000 3,178.976 3,438.449 3,810.019 4,438.257 4,748.204
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214 $0.917950	$1.152779 $1.187482 $1.156843 $1.150872 $1.167274 $1.140554 $1.195869 $1.136107 $1.093181 $1.042214	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 9, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398 $1.000000	$1.099380 $1.154289 $1.053500 $1.046280 $1.092476 $1.075010 $1.023603 $0.977398	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1,2017	2018 2017	$11.163297 $9.998292	$10.386896 $11.163297	0.000 0.000

Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456 $1.012578	$1.786679 $1.947452 $1.717910 $1.677632 $1.689337 $1.608752 $1.411267 $1.269795 $1.335965 $1.235456	0.000 0.000 0.000 0.000 3,993.546 14,750.275 10,611.589 10,729.522 6,080.061 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.671769 $1.434920 $1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386 $0.591589	$1.546069 $1.671769 $1.434920 $1.315094 $1.319944 $1.229484 $0.929923 $0.807498 $0.774960 $0.699386	0.000 0.000 0.000 0.000 0.000 18,545.728 6,372.272 0.000 0.000 0.000
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.125924 $1.643511 $1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967 $0.633316	$2.136617 $2.125924 $1.643511 $1.634531 $1.501018 $1.342269 $0.997386 $0.870099 $0.920274 $0.852967	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 344.736 357.825
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817 $0.989774	$1.774858 $1.899831 $1.668748 $1.557171 $1.567931 $1.518910 $1.253785 $1.101851 $1.110539 $1.007817	0.000 0.000 4,093.963 186,536.042 340,348.329 48,055.962 48,830.456 36,499.807 21,752.205 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531 $1.000895	$1.073220 $1.103755 $1.087035 $1.078059 $1.097698 $1.064558 $1.110897 $1.076491 $1.035813 $0.993531	0.000 0.000 0.000 0.000 0.000 2,491.138 4,395.484 5,336.147 5,548.167 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679 $0.986477	$2.354126 $2.409808 $1.917693 $1.788188 $1.708576 $1.607663 $1.261635 $1.092758 $1.165523 $1.002679	0.000 0.000 0.000 6,417.001 6,194.235 5,668.485 4,391.702 4,916.824 4,998.005 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062 $0.986798	$2.158079 $2.243761 $1.871783 $1.713557 $1.724459 $1.591427 $1.217099 $1.057856 $1.100155 $1.008062	0.000 0.000 0.000 6,492.141 6,258.447 16,678.802 25,931.921 21,309.886 8,489.125 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191 $0.982907	$1.188067 $1.396582 $1.078968 $1.063980 $1.137826 $1.193390 $1.001726 $0.867527 $1.029486 $0.980191	0.000 0.000 0.000 8,968.552 8,577.686 0.000 2,284.924 3,372.496 3,132.539 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620 $0.664291	$1.562723 $1.664959 $1.459607 $1.388876 $1.408805 $1.303562 $1.112499 $0.986432 $1.044104 $0.902620	0.000 0.000 0.000 0.000 0.000 25,025.111 78,633.872 80,396.896 67,580.854 41,956.119
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.761896 $1.475084 $1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354 $0.601438	$1.615653 $1.761896 $1.475084 $1.393809 $1.413030 $1.288321 $1.001507 $0.877920 $0.919292 $0.800354	0.000 0.000 680.441 8,809.281 9,613.187 20,104.797 32,572.161 23,749.602 9,046.294 4,436.268

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.447270 $1.307801 $1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147 $0.548765	$1.300164 $1.447270 $1.307801 $1.130988 $1.202304 $1.128276 $0.898539 $0.781508 $0.790374 $0.700147	0.000 0.000 0.000 0.000 0.000 0.000 406.704 413.648 477.369 134.858
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.902213 $1.436271 $1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834 $0.563106	$1.860316 $1.902213 $1.436271 $1.454049 $1.384618 $1.269709 $0.950403 $0.845776 $0.861246 $0.707834	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.834858 $1.549561 $1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947 $0.614029	$1.535983 $1.834858 $1.549561 $1.409331 $1.458464 $1.400263 $1.049137 $0.932347 $1.064643 $0.842947	0.000 0.000 325.342 14,845.518 39,885.576 51,115.421 72,897.246 58,446.539 54,002.048 17,592.961
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.609924 $1.376169 $1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935 $0.471539	$1.304592 $1.609924 $1.376169 $1.282003 $1.348093 $1.288450 $1.007517 $0.807263 $0.903413 $0.727935	0.000 0.000 0.000 410.770 0.000 0.000 0.000 0.000 0.000 0.000
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890 $0.989903	$1.801914 $2.031923 $1.853123 $1.672982 $1.819119 $1.804938 $1.487796 $1.317132 $1.365595 $1.262890	0.000 0.000 0.000 0.000 0.000 5,870.026 11,162.116 11,354.014 11,608.313 2,631.572
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.437201 $1.333965 $1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628 $0.691172	$1.350890 $1.437201 $1.333965 $1.190903 $1.304352 $1.269245 $1.133996 $1.024851 $1.018968 $0.920628	0.000 0.000 0.000 0.000 28,470.391 29,883.010 30,105.816 16,232.985 1,085.105 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.382304 $1.298703 $1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176 $0.623628	$1.234620 $1.382304 $1.298703 $1.139100 $1.219833 $1.159228 $0.920063 $0.819923 $0.843440 $0.772176	0.000 0.000 0.000 0.000 0.000 2,232.422 8,797.116 10,002.472 20,452.107 19,547.703
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445 $1.000000	$1.704211 $1.805298 $1.446694 $1.443552 $1.402898 $1.320309 $0.961445	0.000 0.000 0.000 0.000 0.000 0.000 13,973.757
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.321460 $1.859454 $1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177 $0.596362	$2.265001 $2.321460 $1.859454 $1.688469 $1.656458 $1.502357 $1.158294 $1.008010 $1.043357 $0.846177	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.308834 $1.051698 $1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453 $0.544144	$1.194495 $1.308834 $1.051698 $1.051461 $1.098211 $1.043073 $0.829069 $0.704212 $0.833448 $0.734453	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.075658 $1.672504 $1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223 $0.578739	$2.003727 $2.075658 $1.672504 $1.564847 $1.627955 $1.791527 $1.291440 $1.087532 $1.236867 $0.926223	0.000 0.000 0.000 0.000 0.000 0.000 829.122 1,342.420 1,334.870 0.000
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.482842 $1.347427 $1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734 $0.768517	$1.370962 $1.482842 $1.347427 $1.260493 $1.290654 $1.213903 $1.040731 $0.955131 $0.957124 $0.888734	0.000 0.000 0.000 0.000 0.000 0.000 26,893.829 28,692.640 8,936.459 9,415.459

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.619885 $1.403140 $1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198 $0.580545	$1.476815 $1.619885 $1.403140 $1.286726 $1.411025 $1.466712 $1.131818 $0.939677 $0.965352 $0.758198	0.000 0.000 944.449 1,048.051 35,501.028 82,070.206 123,103.363 108,449.356 94,795.377 39,924.840
Rational Trend Aggregation VA Fund(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.319810 $1.365204 $1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495 $0.668467	$1.237098 $1.319810 $1.365204 $1.299174 $1.364268 $1.260726 $1.069849 $0.977162 $0.929015 $0.821495	0.000 0.000 0.000 0.000 44,567.798 73,794.259 68,561.060 33,176.579 10,054.175 2,827.644
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453 $0.988806	$1.355412 $1.480518 $1.310063 $1.259611 $1.302286 $1.264203 $1.124799 $1.022183 $1.075922 $1.003453	0.000 0.000 0.000 0.000 0.000 3,600.652 3,206.596 3,227.418 0.000 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.095794 $0.955895 $0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365 $0.641342	$0.910095 $1.095794 $0.955895 $0.907911 $0.988429 $1.132267 $0.937332 $0.807127 $0.919410 $0.863365	0.000 0.000 0.000 0.000 21,002.981 21,152.335 21,304.145 11,032.383 171.353 177.807
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.646092 $1.562915 $1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705 $0.737339	$1.573025 $1.646092 $1.562915 $1.383425 $1.471607 $1.445968 $1.384384 $1.203610 $1.172046 $1.063705	0.000 0.000 0.000 193.138 24,087.486 27,700.127 28,910.769 17,200.610 4,597.971 0.000
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457	$1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646	0.000 0.000 0.000 0.000 0.000 7,545.404 10,533.721 11,811.585 31,401.435 253,933.540

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646 $1.069457	$1.139069 $1.159527 $1.153132 $1.172190 $1.195383 $1.165374 $1.216607 $1.181162 $1.120706 $1.094646	0.000 0.000 0.000 0.000 0.000 0.000 0.000 67,916.063 55,218.348 57,916.380
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.188748 $9.936436 $9.505430 $9.999511	$10.349969 $11.188748 $9.936436 $9.505430	0.000 0.000 0.000 0.000
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.421781 $2.249635	$2.105120 $2.421781	0.000 0.000
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.494060 $1.309644 $1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955 $0.658855	$1.295995 $1.494060 $1.309644 $1.163416 $1.231555 $1.120037 $0.877560 $0.801507 $0.796335 $0.735955	0.000 0.000 0.000 0.000 53,673.355 128,786.071 199,660.227 167,759.954 136,888.704 27,188.278
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.641717 $10.442962 $9.998538	$11.755682 $12.641717 $10.442962	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822 $1.000000	$1.489726 $1.641807 $1.472592 $1.433665 $1.477608 $1.479690 $1.317636 $1.220978 $1.293642 $1.200822	0.000 0.000 3,713.516 30,950.411 112,694.320 618,670.603 860,943.729 836,382.187 711,890.728 156,368.132
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.238890 $9.264104 $9.395511 $9.903806 $9.998534	$9.276117 $10.238890 $9.264104 $9.395511 $9.903806	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.44443 $9.020236 $9.199535 $9.863908 $9.998534	$9.215893 $10.44443 $9.020236 $9.199535 $9.863908	0.000 0.000 0.000 0.000 0.000
TA BlackRock Global Real Estate Securities - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.119954 $1.026951 $1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517 $0.562192	$0.986446 $1.119954 $1.026951 $1.041025 $1.069087 $0.960621 $0.942948 $0.768145 $0.831935 $0.734517	0.000 0.000 1,389.316 19,713.350 54,218.989 66,251.632 64,685.139 32,503.786 18,382.235 10,459.677

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.862254 $0.877682 $0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079 $1.011879	$0.854019 $0.862254 $0.877682 $0.893385 $0.909437 $0.925773 $0.942392 $0.959394 $0.976555 $0.994079	0.000 0.000 1,228.069 132,363.570 437,358.220 42,458.079 304,139.074 361,500.736 438,250.044 281,341.634
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.103459 $1.025632 $1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453 $0.671695	$1.035848 $1.103459 $1.025632 $1.023677 $1.046498 $1.011175 $0.963050 $0.926759 $0.927952 $0.865453	0.000 0.000 0.000 80,289.423 143,132.820 360,541.221 333,939.839 65,287.687 0.000 0.000
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.226947 $10.127373 $9.998538	$10.737988 $11.226947 $10.127373	0.000 0.000 517.164
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.816084 $10.196412 $9.998538	$11.152173 $11.816084 $10.196412	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569 $1.000000	$1.719616 $1.831581 $1.669441 $1.619910 $1.651132 $1.599752 $1.449592 $1.341484 $1.316306 $1.204569	0.000 0.000 10,849.496 75,465.860 177,310.116 691,631.960 1,036,682.985 1,024,422.353 766,144.246 155,476.914
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.259210 $1.009417 $1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844 $0.657313	$1.014789 $1.259210 $1.009417 $1.028915 $1.049982 $1.130019 $0.976798 $0.815992 $0.925199 $0.853844	0.000 0.000 442.451 490.968 0.000 0.000 0.000 0.000 352.756 366.039
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.006468 $9.998413	$9.258355 $11.006468	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496 $0.986567	$1.355067 $1.380503 $1.203823 $1.176953 $1.196678 $1.129764 $0.966310 $0.874486 $0.998105 $0.985496	0.000 0.000 0.000 0.000 79,057.966 8,666.014 8,341.002 7,646.845 6,075.691 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.742206 $1.377582 $1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477 $0.572498	$1.686284 $1.742206 $1.377582 $1.435377 $1.542390 $1.574275 $1.154375 $1.080451 $1.181601 $0.900477	0.000 0.000 0.000 3,322.228 2,975.507 0.000 0.000 0.000 0.000 0.000
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.244775 $1.679775 $1.743077 $1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308 $0.653619	$2.179753 $2.244775 $1.679775 $1.743077 $1.596996 $1.480792 $1.097922 $0.968534 $0.993599 $0.903308	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 307.166 0.000
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.280765 $1.158215 $1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193 $0.789912	$1.204141 $1.280765 $1.158215 $1.130355 $1.175918 $1.174202 $1.095719 $1.040662 $1.034951 $0.969193	0.000 0.000 0.000 6,366.863 6,460.333 10,716.327 48,186.516 53,707.244 55,142.217 80,743.921
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.358767 $1.112115 $1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221 $0.607626	$1.191744 $1.358767 $1.112115 $1.069803 $1.112614 $1.105692 $0.890573 $0.806723 $0.870816 $0.773221	0.000 0.000 0.000 0.000 0.000 0.000 0.000 15,042.163 15,163.491 15,301.411
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.350454 $1.150423 $1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107 $0.677580	$1.229342 $1.350454 $1.150423 $1.102161 $1.150995 $1.143731 $0.978062 $0.902177 $0.939767 $0.851107	0.000 0.000 0.000 203,448.512 380,258.261 702,774.962 1,052,951.062 2,079,120.598 1,788,428.715 1,550,037.398
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10,2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.338369 $1.173266 $1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794 $0.745998	$1.244249 $1.338369 $1.173266 $1.134685 $1.184445 $1.175101 $1.056449 $0.985750 $1.000538 $0.924794	0.000 0.000 32,112.860 34,061.887 44,126.627 223,199.692 256,791.472 526,290.748 561,557.819 392,522.068

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900 $1.000000	$1.048347 $1.068302 $1.051509 $1.048770 $1.064092 $1.030658 $1.072035 $1.041900	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.829864 $1.541727 $1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955 $0.615575	$1.685047 $1.829864 $1.541727 $1.412329 $1.442871 $1.288808 $0.992929 $0.870759 $0.882228 $0.781955	0.000 0.000 0.000 7,725.554 7,823.865 0.000 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.098675 $0.920711 $0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246 $0.647227	$0.950599 $1.098675 $0.920711 $0.927258 $0.962102 $0.987210 $0.893600 $0.808807 $0.890435 $0.822246	0.000 0.000 20,045.483 245,876.326 284,150.237 550,898.525 737,732.508 487,924.090 424,132.502 127,468.608
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290 $0.985150	$2.197000 $2.544547 $2.288422 $2.038479 $2.138000 $1.892795 $1.465660 $1.241043 $1.241848 $1.029290	0.000 0.000 229.756 3,122.676 2,636.828 0.000 0.000 0.000 0.000 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167 $1.000000	$1.149077 $1.208388 $1.133652 $1.107570 $1.132050 $1.084328 $1.048376 $0.993167	0.000 0.000 37,470.000 41,475.503 62,170.937 65,057.530 34,493.853 20,408.671
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923 $1.000000	$1.115182 $1.174298 $1.082106 $1.108963 $1.152857 $1.081846 $1.006923	0.000 0.000 0.000 0.000 656.374 670.955 685.865
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982 $1.000000	$1.166841 $1.246969 $1.121255 $1.152775 $1.209192 $1.137899 $1.001982	0.000 0.000 0.000 122,272.650 129,083.542 127,574.488 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286 $0.816191	$1.245427 $1.328366 $1.192009 $1.169522 $1.212022 $1.180148 $1.078133 $1.012608 $1.015898 $0.934286	0.000 0.000 31,490.224 89,336.695 121,780.006 94,168.941 68,851.374 95,153.215 60,934.633 40,701.592
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901 $0.999951	$1.280012 $1.351786 $1.239334 $1.212187 $1.242554 $1.201927 $1.138517 $1.087169 $1.072639 $0.997901	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619 $0.720336	$1.269093 $1.391693 $1.195791 $1.162960 $1.227019 $1.201404 $1.029644 $0.939702 $0.967555 $0.871619	0.000 0.000 34,941.611 160,781.296 187,846.103 192,998.538 224,060.638 266,587.810 325,107.228 263,079.441
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910 $1.000000	$1.191756 $1.247369 $1.146062 $1.120037 $1.178397 $1.110286 $0.988910	0.000 0.000 4,612.856 0.000 0.000 0.000 0.000
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.266019 $1.610062 $1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642 $0.622165	$2.368959 $2.266019 $1.610062 $1.681049 $1.535492 $1.477610 $1.017134 $0.898881 $0.973311 $0.779642	0.000 0.000 0.000 3,180.720 3,221.201 0.000 0.000 0.000 0.000 0.000
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.738119 $1.554518 $1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054 $0.704097	$1.640582 $1.738119 $1.554518 $1.470149 $1.497552 $1.379675 $1.192729 $1.080378 $1.060019 $0.871054	0.000 0.000 3,479.501 0.000 10,198.271 30,155.877 37,717.413 94,666.892 68,834.282 46,654.944

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318 $0.998154	$1.056637 $1.155958 $1.050282 $1.014555 $1.059810 $1.000532 $0.910655 $0.918114 $0.967578 $1.020318	0.000 0.000 0.000 0.000 6,387.105 6,798.618 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067 $0.997261	$1.013166 $1.087487 $1.002773 $0.972369 $1.010869 $0.946497 $0.890882 $0.893389 $0.982753 $1.022067	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987 $0.996392	$1.024827 $1.130210 $1.001935 $0.972537 $1.025485 $0.981209 $0.855161 $0.864655 $0.995864 $1.020987	0.000 0.000 5,717.420 8,113.818 19,934.167 16,004.948 1,450.370 0.000 0.000 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.292192 $1.257005 $1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822 $0.985737	$1.256279 $1.292192 $1.257005 $1.248676 $1.264610 $1.233837 $1.291760 $1.225391 $1.177363 $1.120822	0.000 0.000 21,802.935 38,565.851 41,071.498 258,361.532 352,263.659 335,006.441 353,301.653 106,818.286
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340 $1.000000	$0.955791 $0.988379 $0.975570 $0.956708 $1.002677 $0.987371 $1.111260 $1.064340	0.000 0.000 25,704.775 52,302.841 63,745.173 68,762.245 34,395.123 5,392.186
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223 $1.000000	$0.041198 $0.039411 $0.059293 $0.078994 $0.086744 $0.118656 $0.220060 $0.317488 $0.403747 $0.561223	0.000 0.000 0.000 120,074.592 127,739.330 109,028.386 454,502.961 472,217.156 5,483.245 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date December 12, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354 $1.000000	$1.111866 $1.165667 $1.062323 $1.053501 $1.098391 $1.079252 $1.026124 $0.978354	0.000 0.000 0.000 0.000 58,733.880 74,104.134 82,582.976 83,458.178
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date December 12, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066 $1.000000	$1.165803 $1.262013 $1.067840 $1.066043 $1.161109 $1.145081 $1.000532 $0.918066	0.000 0.000 0.000 48,482.200 93,123.301 235,420.919 307,042.503 279,522.143
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date December 12, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587 $1.000000	$1.141418 $1.212627 $1.069244 $1.065181 $1.132814 $1.112966 $1.019665 $0.958587	0.000 0.000 0.000 0.000 661.631 676.323 691.358 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936 $0.659621	$1.974772 $2.275332 $2.009543 $1.693315 $1.772248 $1.719330 $1.286608 $1.128808 $1.182908 $0.925936	0.000 0.000 277.863 308.339 0.000 0.000 0.000 0.000 0.000 0.000
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.472396 $2.062567 $1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451 $0.632477	$2.251620 $2.472396 $2.062567 $1.891497 $1.884934 $1.806097 $1.279479 $1.128679 $1.131825 $0.859451	0.000 0.000 243.626 5,939.107 33,033.231 27,775.759 27,975.105 14,936.202 354.588 367.944
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.854017 $1.516956 $1.450267 $1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505 $0.584830	$1.750664 $1.854017 $1.516956 $1.450267 $1.503988 $1.395080 $1.069346 $0.931900 $0.973303 $0.833505	0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.084985 $0.900431 $0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999 $0.642343	$0.898414 $1.084985 $0.900431 $0.909633 $0.916487 $0.986040 $0.809044 $0.707399 $0.842889 $0.792999	0.000 0.000 0.000 0.000 0.000 0.000 0.000 2,498.701 4,080.533 4,266.242
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.174311 $9.998413	$10.412539 $11.174311	0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.671920 $1.320741 $1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780 $0.579516	$1.641631 $1.671920 $1.320741 $1.311132 $1.251967 $1.149922 $0.885940 $0.799184 $0.846821 $0.733780	0.000 0.000 0.000 4,260.672 4,314.886 6,613.734 11,579.786 13,513.396 9,212.833 9,701.222

Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595 $1.012991	$1.840850 $2.000565 $1.759585 $1.713282 $1.720152 $1.633275 $1.428555 $1.281555 $1.344388 $1.239595	135,648.863 170,808.310 172,628.588 170,860.962 190,603.878 15,847.978 15,707.232 4,215.371 1,339.292 0.000
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.723452 $1.474930 $1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181 $0.593889	$1.598599 $1.723452 $1.474930 $1.347786 $1.348768 $1.252619 $0.944631 $0.817844 $0.782579 $0.704181	178,136.048 245,474.720 298,989.672 306,549.291 282,162.640 182,081.585 99,979.593 80,613.312 57,777.577 54,289.903
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.191552 $1.689284 $1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812 $0.635775	$2.209123 $2.191552 $1.689284 $1.675115 $1.533750 $1.367498 $1.013149 $0.881242 $0.929309 $0.858812	39,614.672 54,505.280 57,721.878 61,158.535 77,397.692 82,520.131 86,635.247 92,678.195 97,670.039 94,240.453

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165 $0.989782	$1.823143 $1.945741 $1.704083 $1.585482 $1.591754 $1.537451 $1.265353 $1.108731 $1.114202 $1.008165	815,641.922 1,034,977.331 1,641,099.192 2,146,637.889 2,127,744.594 1,418,833.049 1,435,919.942 1,351,751.416 645,068.472 0.000
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876 $1.000903	$1.102391 $1.130409 $1.110019 $1.097628 $1.114332 $1.077518 $1.121116 $1.083204 $1.039220 $0.993876	460,618.144 551,391.777 561,189.404 572,097.279 599,700.650 608,368.825 517,249.372 249,016.240 109,242.732 0.000
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022 $0.986485	$2.418188 $2.468077 $1.958319 $1.820707 $1.734526 $1.627293 $1.273284 $1.099591 $1.169354 $1.003022	138,153.839 171,947.645 186,038.337 141,092.677 176,261.253 135,525.782 113,510.091 83,828.841 90,929.211 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19,2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415 $0.986806	$2.216763 $2.297957 $1.911385 $1.744688 $1.750626 $1.610840 $1.228334 $1.064468 $1.103785 $1.008415	100,271.944 92,339.545 108,065.567 122,091.118 146,066.812 69,709.782 59,149.052 40,666.749 42,198.957 0.000
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531 $0.982915	$1.220373 $1.430316 $1.101801 $1.083310 $1.155097 $1.207941 $1.010962 $0.872941 $1.032876 $0.980531	122,964.658 194,589.549 196,902.124 205,586.740 237,699.151 70,273.724 53,778.227 38,717.474 29,962.321 0.000
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083 $0.665606	$1.612734 $1.713141 $1.497436 $1.420685 $1.436821 $1.325572 $1.127958 $0.997180 $1.052371 $0.907083	346,617.906 430,388.826 614,768.239 849,868.190 871,271.217 489,980.513 494,479.984 488,731.772 504,554.792 128,702.081

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.816338 $1.516190 $1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840 $0.603773	$1.670522 $1.816338 $1.516190 $1.428451 $1.443885 $1.312576 $1.017349 $0.889164 $0.928330 $0.805840	223,884.907 569,176.970 590,985.758 604,354.366 569,273.039 445,527.750 457,452.877 415,897.410 377,690.930 236,115.066
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.491995 $1.344262 $1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949 $0.550901	$1.344334 $1.491995 $1.344262 $1.159104 $1.228572 $1.149520 $0.912765 $0.791529 $0.798147 $0.704949	25,923.836 89,944.920 97,665.707 104,037.836 110,219.009 116,568.956 138,483.276 171,287.662 118,382.467 0.000
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.960924 $1.476269 $1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682 $0.565284	$1.923430 $1.960924 $1.476269 $1.490154 $1.414817 $1.293575 $0.965415 $0.856595 $0.869699 $0.712682	26,014.381 26,991.257 30,984.030 31,989.271 36,802.544 50,658.637 52,308.146 81,735.938 3,313.587 0.000
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.891562 $1.592753 $1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723 $0.616415	$1.588171 $1.891562 $1.592753 $1.444367 $1.490306 $1.426617 $1.065724 $0.944290 $1.075104 $0.848723	151,117.835 216,630.733 243,190.972 252,355.026 265,309.010 173,090.075 130,104.200 109,729.351 76,168.803 49,479.664
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.659618 $1.414484 $1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907 $0.473364	$1.348854 $1.659618 $1.414484 $1.313834 $1.377490 $1.312655 $1.023424 $0.817576 $0.912262 $0.732907	26,780.876 34,011.629 54,842.277 57,265.541 93,891.872 46,569.353 39,958.990 42,297.184 29,680.181 22,972.172
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151 $0.990309	$1.856593 $2.087378 $1.898122 $1.708574 $1.852360 $1.832517 $1.506093 $1.329378 $1.374241 $1.267151	153,361.828 212,566.889 399,481.527 447,622.791 470,040.778 515,201.558 551,933.532 606,983.939 377,392.467 69,621.929

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.481609 $1.371135 $1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929 $0.693852	$1.396768 $1.481609 $1.371135 $1.220488 $1.332821 $1.293130 $1.151928 $1.037963 $1.028966 $0.926929	72,792.517 268,011.949 306,533.726 312,969.768 323,603.710 331,935.032 370,904.267 352,864.110 189,761.703 86.102.866
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.425044 $1.334929 $1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478 $0.626059	$1.276580 $1.425044 $1.334929 $1.167435 $1.246478 $1.181056 $0.934632 $0.830439 $0.851749 $0.777478	20,515.059 21,832.376 31,784.027 34,073.641 73,340.723 77,554.546 108,463.492 120,743.573 98,324.731 75,486.531
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374 $1.000000	$1.738143 $1.835784 $1.466804 $1.459309 $1.414030 $1.326854 $0.963374	3,316.644 3,359.689 9,994.624 12,863.400 13,016.213 13,159.414 13,310.874
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.393128 $1.911220 $1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959 $0.598674	$2.341873 $2.393128 $1.911220 $1.730366 $1.692558 $1.530570 $1.176561 $1.020882 $1.053576 $0.851959	0.000 0.000 224.639 584.034 5,159.835 5,402.071 5,613.855 5,851.444 1,148.076 1,156.449
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.349280 $1.081013 $1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486 $0.546255	$1.235079 $1.349280 $1.081013 $1.077598 $1.122183 $1.062698 $0.842169 $0.713222 $0.841629 $0.739486	648.234 6,864.816 6,885.442 20,410.874 21,126.165 27,032.492 27,281.142 27,550.190 21,961.090 42,677.184
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.139801 $1.719120 $1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579 $0.580998	$2.071795 $2.139801 $1.719120 $1.603730 $1.663482 $1.825232 $1.311867 $1.101463 $1.249029 $0.932579	12,940.493 22,042.193 39,988.079 40,911.181 41,424.002 44,138.502 44,704.904 43,175.606 39,032.564 25,588.048

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.528647 $1.384958 $1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816 $0.771498	$1.417519 $1.528647 $1.384958 $1.291799 $1.318826 $1.236745 $1.057194 $0.967364 $0.966520 $0.894816	27,514.789 29,355.461 35,685.054 46,122.268 116,832.669 117,600.674 118,423.293 119,379.843 125,387.089 89,372.177
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.669953 $1.442257 $1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402 $0.582802	$1.526994 $1.669953 $1.442257 $1.318714 $1.441835 $1.494308 $1.149714 $0.951711 $0.974845 $0.763402	404,394.225 443,113.698 527,610.245 565,457.160 845,248.075 889,180.119 869,540.815 696,855.141 445,718.549 109,918.456
Rational Trend Aggregation VA Fund(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.360569 $1.403228 $1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110 $0.671059	$1.279103 $1.360569 $1.403228 $1.331436 $1.394020 $1.284426 $1.086750 $0.989664 $0.938133 $0.827110	287,016.957 307,382.010 389,445.529 420,145.651 465,349.099 647,991.271 539,431.490 324,822.245 240,321.219 3,166.890
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804 $0.988814	$1.392341 $1.516347 $1.337839 $1.282542 $1.322097 $1.279657 $1.135198 $1.028571 $1.079477 $1.003804	176,343.609 190,472.462 167,297.685 134,208.502 150,042.122 19,689.562 20,280.401 24,206.467 19,277.909 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.129640 $0.982521 $0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281 $0.643827	$0.941002 $1.129640 $0.982521 $0.930461 $1.009999 $1.153559 $0.952145 $0.817459 $0.928438 $0.869281	11,728.289 275,840.760 295,941.204 303,322.128 309,722.610 323,576.546 327,889.494 316,441.904 222,756.074 58,886.257
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.696926 $1.606434 $1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975 $0.740194	$1.626427 $1.696926 $1.606434 $1.417780 $1.503697 $1.473144 $1.406256 $1.218996 $1.183540 $1.070975	101,265.884 142,601.445 154,416.818 161,476.051 190,995.632 199,225.711 149,070.248 128,268.420 71,718.328 16,117.107

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604	$1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143	484,471.701 528,086.825 618,388.148 622,267.458 811,287.185 972,722.278 2,006,577.317 1,223,729.501 1,083,157.909 948,961.707
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143 $1.073604	$1.177759 $1.195366 $1.185281 $1.201330 $1.221493 $1.187308 $1.235845 $1.196282 $1.131718 $1.102143	13,133.596 0.000 34,553.298 0.000 0.000 0.000 115,771.668 240,352.973 211,238.964 228,870.161
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.277125 $9.985489 $9.524294 $9.999592	$10.462752 $11.277125 $9.985489 $9.524294	0.000 1,710.921 2,338.097 2,371.365
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.500874 $2.320572	$2.180339 $2.500874	6,008.589 6,082.660
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540215 $1.346142 $1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017 $0.661424	$1.339998 $1.540215 $1.346142 $1.192314 $1.258422 $1.141102 $0.891446 $0.811784 $0.804176 $0.741017	90,129.526 495,529.809 568,832.962 621,709.728 665,281.853 606,553.241 585,889.806 514,618.068 442,386.713 127,579.095
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.708330 $10.467150 $9.998780	$11.852774 $12.708330 $10.467150	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183 $1.000000	$1.532842 $1.684308 $1.506266 $1.462132 $1.502498 $1.500189 $1.331962 $1.230599 $1.300004 $1.203183	1,708,386.339 1,872,199.563 2,215,146.439 2,353,310.240 2,433,643.471 2,521,291.134 2,591,852.835 2,330,466.524 1,632,995.602 291,448.646
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.334318 $9.322970 $9.427425 $9.908136 $9.998776	$9.390410 $10.334318 $9.322970 $9.427425 $9.908136	4,718.463 6,726.915 4,089.146 579.750 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.541783 $9.077556 $9.230789 $9.868224 $9.998776	$9.329458 $10.541783 $9.077556 $9.230789 $9.868224	3,847.454 3,984.473 0.000 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Real Estate Securities - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.154539 $1.055552 $1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550 $0.564377	$1.019939 $1.154539 $1.055552 $1.066881 $1.092410 $0.978689 $0.957852 $0.777970 $0.840104 $0.739550	10,289.206 69,982.178 83,028.376 85,046.968 226,138.685 242,825.904 216,119.633 210,205.426 109,252.963 17,297.279
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.888898 $0.902134 $0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900 $1.015806	$0.883039 $0.888898 $0.902134 $0.915611 $0.929298 $0.943180 $0.957298 $0.971644 $0.986172 $1.000900	1,170,687.601 1,655,675.046 3,030,600.645 3,254,945.253 3,478,721.545 97,660.840 105,341.822 418,082.018 666,661.526 406,494.558
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.137574 $1.054228 $1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381 $0.674309	$1.071041 $1.137574 $1.054228 $1.049125 $1.069340 $1.030196 $0.978267 $0.938610 $0.937065 $0.871381	379,896.088 590,262.254 658,574.539 672,398.517 653,385.903 634,727.918 614,641.615 583,194.651 32,096.527 19,555.247
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.286104 $10.150822 $9.998780	$10.826673 $11.286104 $10.150822	0.000 0.000 1,920.105
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.878339 $10.220022 $9.998780	$11.244276 $11.878339 $10.220022	1,684.276 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946 $1.000000	$1.769404 $1.879032 $1.707659 $1.652117 $1.678990 $1.621951 $1.465379 $1.352082 $1.322799 $1.206946	1,459,606.528 1,896,541.630 2,230,694.396 2,485,402.605 2,509,552.637 2,674,894.311 2,476,136.358 2,041,605.802 1,442,719.118 252,877.597
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.298118 $1.037549 $1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695 $0.659866	$1.049267 $1.298118 $1.037549 $1.054483 $1.072902 $1.151288 $0.992254 $0.826436 $0.934286 $0.859695	13,522.576 24,188.714 49,933.621 51,678.881 63,155.879 84,236.242 60,007.448 51,268.158 50,346.026 49,348.260
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.028249 $9.998655	$9.304234 $11.028249	1,369.810 7,601.674

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842 $0.986575	$1.392060 $1.413980 $1.229400 $1.198427 $1.214922 $1.143599 $0.975267 $0.879968 $1.001403 $0.985842	68,102.991 190,630.537 305,056.472 324,939.186 377,929.172 189,109.903 56,334.634 60,556.087 28,260.965 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.795998 $1.415950 $1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643 $0.574717	$1.743524 $1.795998 $1.415950 $1.471011 $1.576027 $1.603868 $1.172621 $1.094279 $1.193209 $0.906643	32,968.033 211,396.617 224,451.664 233,656.759 254,111.832 237,664.233 250,119.592 243,482.600 141,263.961 32,165.557
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.314109 $1.726574 $1.786377 $1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502 $0.656153	$2.253770 $2.314109 $1.726574 $1.786377 $1.631848 $1.508645 $1.115275 $0.980928 $1.003358 $0.909502	23,322.796 63,906.857 80,726.320 91,126.306 97,971.451 104,495.753 97,422.934 64,278.765 75,367.225 20,238.301
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.320309 $1.190469 $1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816 $0.792975	$1.245011 $1.320309 $1.190469 $1.158426 $1.201560 $1.196268 $1.113028 $1.053962 $1.045101 $0.975816	821,071.148 956,051.875 1,010,489.471 1,291,157.389 1,451,970.458 1,571,660.019 1,377,429.131 1,139,770.101 1,150,506.227 644,546.241
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.400711 $1.143074 $1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513 $0.609976	$1.232185 $1.400711 $1.143074 $1.096362 $1.136881 $1.126484 $0.904655 $0.817049 $0.879362 $0.778513	73,043.400 78,061.733 117,421.538 119,461.486 83,788.761 56,518.991 52,341.272 52,931.557 54,759.517 670.351
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.392165 $1.182472 $1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922 $0.680208	$1.271072 $1.392165 $1.182472 $1.129527 $1.176103 $1.165232 $0.993516 $0.913707 $0.948989 $0.856922	4,941,796.101 5,652,126.084 7,944,270.336 9,090,557.613 9,498,503.541 10,345,236.763 10,305,409.329 10,066,533.973 9,257,503.259 6,840,081.565

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.379644 $1.205892 $1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099 $0.748882	$1.286441 $1.379644 $1.205892 $1.162813 $1.210221 $1.197139 $1.073105 $0.998333 $1.010327 $0.931099	6,428,044.697 7,819,574.470 8,482,169.077 8,807,216.957 9,227,261.761 8,559,614.301 7,004,981.724 5,513,505.473 4,496,664.128 2,710,277.992
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947 $1.000000	$1.072347 $1.089519 $1.069250 $1.063340 $1.075685 $1.038815 $1.077338 $1.043947	175,062.738 226,998.610 228,241.519 222,491.923 271,496.842 236,087.009 116,889.461 4,751.758
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.886410 $1.584704 $1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316 $0.617968	$1.742294 $1.886410 $1.584704 $1.447452 $1.474387 $1.313077 $1.008650 $0.881921 $0.890902 $0.787316	0.000 36,866.431 83,287.894 91,011.988 97,632.426 14,576.672 0.000 0.000 0.000 0.000
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.132617 $0.946365 $0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868 $0.649738	$0.982886 $1.132617 $0.946365 $0.950296 $0.983087 $1.005768 $0.907718 $0.819160 $0.899173 $0.827868	1,190,871.518 1,627,860.513 1,796,822.467 1,968,028.896 1,992,831.491 2,213,693.674 2,165,740.899 1,772,586.552 1,625,548.401 1,095,105.106
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652 $0.985158	$2.256941 $2.606228 $2.337013 $2.075636 $2.170551 $1.915958 $1.479221 $1.248810 $1.245950 $1.029652	32,352.822 53,955.950 51,827.441 53,026.477 34,150.297 25,167.038 27,801.147 18,987.044 18,834.998 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114 $1.000000	$1.175348 $1.232347 $1.152738 $1.122920 $1.144360 $1.092888 $1.053540 $0.995114	949,464.473 1,151,843.210 1,308,386.350 1,377,181.724 1,386,289.303 1,468,096.392 1,211,631.949 435,031.122

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908 $1.000000	$1.137353 $1.194086 $1.097116 $1.121033 $1.161974 $1.087191 $1.008908	350,003.249 368,200.834 384,781.642 362,907.117 358,723.981 375,713.486 85,002.699
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount inception date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956 $1.000000	$1.190025 $1.267974 $1.136804 $1.165325 $1.218749 $1.143507 $1.003956	120,901.672 132,424.560 139,281.447 147,886.332 151,950.494 45,093.001 0.000
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912 $0.817803	$1.285271 $1.366798 $1.222900 $1.196308 $1.236128 $1.200071 $1.093104 $1.023630 $1.023942 $0.938912	1,561,149.141 1,941,550.644 2,195,353.292 2,434,978.930 2,598,706.981 2,450,646.273 2,195,925.987 1,546,237.557 897,290.712 394,232.975
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250 $0.999959	$1.314952 $1.384569 $1.265649 $1.234284 $1.261475 $1.216626 $1.149041 $1.093979 $1.076184 $0.998250	160,995.385 171,156.646 319,213.187 350,388.747 308,290.271 383,157.624 371,870.592 187,108.835 147,062.187 0.000
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931 $0.721758	$1.309711 $1.431975 $1.226783 $1.189596 $1.251429 $1.221689 $1.043955 $0.949931 $0.975207 $0.875931	2,014,394.491 2,177,912.643 2,479,327.771 2,727,605.405 3,162,670.276 3,060,261.531 2,609,953.408 2,616,799.057 2,357,091.084 1,067,833.660
TA Market Participation Strategy - Service Class Subaccount inception date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747 $1.000000	$1.214086 $1.266975 $1.160654 $1.130959 $1.186379 $1.114515 $0.989747	149,796.640 153,624.459 155,828.455 148,561.107 148,606.591 150,513.147 53,798.165
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.336107 $1.654975 $1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986 $0.624586	$2.449490 $2.336107 $1.654975 $1.722860 $1.569044 $1.505448 $1.033238 $0.910386 $0.982867 $0.784986	22,124.752 31,190.395 22,795.968 79,327.480 81,351.822 64,524.335 16,210.109 15,699.562 0.000 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.791823 $1.597837 $1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014 $0.706832	$1.696295 $1.791823 $1.597837 $1.506665 $1.530230 $1.405619 $1.211587 $1.094204 $1.070422 $0.877014	337,626.559 354,805.180 593,664.926 579,828.542 517,049.982 351,053.196 347,198.824 363,768.465 287,529.648 162,274.323
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671 $0.998162	$1.085526 $1.184037 $1.072624 $1.033083 $1.075969 $1.012797 $0.919103 $0.923880 $0.970792 $1.020671	224,500.098 233,728.261 265,475.539 267,939.314 255,949.367 223,121.468 39,934.297 67,561.636 0.000 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422 $0.997269	$1.040812 $1.113840 $1.024054 $0.990093 $1.026253 $0.958074 $0.899120 $0.898985 $0.986000 $1.022422	8,807.686 8,890.601 28,078.940 9,582.416 10,167.426 10,932.867 82,561.624 0.000 0.000 0.000
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338 $0.996400	$1.052760 $1.157568 $1.023180 $0.990242 $1.041082 $0.993201 $0.863059 $0.870065 $0.999152 $1.021338	154,106.659 151,855.392 156,571.599 169,671.177 177,102.576 28,176.836 18,813.451 10,822.335 12,362.650 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.332114 $1.292029 $1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488 $0.989548	$1.298949 $1.332114 $1.292029 $1.279692 $1.292202 $1.257046 $1.312176 $1.241078 $1.188921 $1.128488	1,066,079.488 1,186,970.925 1,435,990.385 1,517,290.266 1,741,481.453 1,941,518.743 1,675,755.707 1,171,393.971 858,516.537 136,000.820
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426 $1.000000	$0.977665 $1.008000 $0.992025 $0.969976 $1.013587 $0.995180 $1.116750 $1.066426	246,168.906 287,420.955 302,506.501 322,098.069 344,279.897 344,322.709 180,425.697 54,348.680

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345 $1.000000	$0.042427 $0.040421 $0.060648 $0.080580 $0.088209 $0.120311 $0.222465 $0.320009 $0.405751 $0.562345	6,903,869.498 2,984,134.902 4,562,769.234 3,954,081.984 1,749,768.889 1,460,887.986 2,533,044.158 2,818,090.271 115,119.824 0.000
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272 $1.000000	$1.137332 $1.188831 $1.080245 $1.068120 $1.110358 $1.087784 $1.031189 $0.980272	329,586.578 364,049.717 454,297.678 465,646.894 486,421.065 518,383.793 532,024.856 224,776.580
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864 $1.000000	$1.192493 $1.287079 $1.085851 $1.080833 $1.173747 $1.154131 $1.005469 $0.919864	827,067.007 936,237.480 1,035,116.749 1,156,359.289 1,152,855.502 918,974.475 817,683.879 246,755.239
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date may 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465 $1.000000	$1.167569 $1.236745 $1.087306 $1.079998 $1.145176 $1.121783 $1.024706 $0.960465	608,151.791 713,771.047 785,032.877 796,881.119 845,853.023 691,008.852 546,462.436 0.000
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271 $0.661472	$2.039668 $2.343124 $2.063341 $1.733541 $1.808991 $1.749794 $1.305548 $1.142030 $1.193232 $0.931271	51,980.021 65,679.664 83,995.289 86,383.737 97,034.518 104,202.241 95,845.696 88,336.382 57,921.841 19,788.410
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.548755 $2.120018 $1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334 $0.634930	$2.328058 $2.548755 $2.120018 $1.938469 $1.926044 $1.840047 $1.299696 $1.143116 $1.142929 $0.865334	60,075.533 81,286.934 90,827.307 96,593.370 98,068.286 105,559.122 80,679.326 53,851.485 20,726.379 7,466.810

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.50%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.911293 $1.559225 $1.486293 $1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207 $0.587099	$1.810119 $1.911293 $1.559225 $1.486293 $1.536807 $1.421315 $1.086242 $0.943821 $0.982860 $0.839207	4,174.369 4,234.412 14,228.964 23,626.423 24,735.580 24,661.740 21,584.870 16,218.921 13,667.274 14,241.288
TA TS&W International Equity - Service Class Subaccount Inception ate September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.118467 $0.925488 $0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422 $0.644829	$0.928883 $1.118467 $0.925488 $0.932194 $0.936453 $1.004553 $0.821808 $0.716436 $0.851147 $0.798422	5,645.815 10,110.520 10,084.467 10,454.661 11,072.211 5,026.012 3,183.520 3,206.936 3,466.049 1,759.311
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.196411 $9.998655	$10.464105 $11.196411	0.000 1,054.134
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.723554 $1.357526 $1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798 $0.581764	$1.697367 $1.723554 $1.357526 $1.343701 $1.279288 $1.171553 $0.899949 $0.809411 $0.855125 $0.738798	15,904.411 21,867.935 23,800.978 32,519.254 60,422.907 80,554.669 68,239.294 11,936.565 4,319.911 0.000

Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Balanced Wealth Strategy Portfolio - Class B(2) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394 $1.013273	$1.878004 $2.036899 $1.788036 $1.737579 $1.741112 $1.649925 $1.440290 $1.289515 $1.350083 $1.242394	368,208.488 404,252.754 429,442.795 439,610.668 453,154.943 326,912.187 241,499.015 231,301.437 161,581.225 41,217.246
AB Growth and Income Portfolio - Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381 $0.595423	$1.634611 $1.758779 $1.502214 $1.370024 $1.368315 $1.268275 $0.954551 $0.824790 $0.787677 $0.707381	372,512.525 478,547.139 635,812.696 819,210.315 846,178.678 494,259.056 397,833.819 84,802.236 37,603.038 18,875.057

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AB Large Cap Growth Portfolio – Class B Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730 $0.637431	$2.258992 $2.236573 $1.720602 $1.702829 $1.556059 $1.384655 $1.023843 $0.888764 $0.935397 $0.862730	6,477.234 6,536.084 14,634.799 15,251.949 16,222.407 16,424.176 16,622.913 16,839.575 11,373.739 1,387.122
American Funds - Asset Allocation FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398 $0.989787	$1.856124 $1.977029 $1.728094 $1.604666 $1.607850 $1.549943 $1.273134 $1.113350 $1.116648 $1.008398	4,022,242.257 6,512,538.987 7,741,281.492 8,274,629.782 8,698,813.888 5,127,682.060 4,249,037.589 4,075,722.809 2,237,059.425 16,227.510
American Funds - Bond FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105 $1.000908	$1.122332 $1.148591 $1.125662 $1.110913 $1.125609 $1.086297 $1.128027 $1.087721 $1.041503 $0.994105	572,473.035 712,699.595 857,596.406 843,467.975 889,779.982 816,898.016 888,057.689 376,837.164 167,541.078 11,828.232
American Funds - Growth FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254 $0.986490	$2.461933 $2.507750 $1.985902 $1.842755 $1.752076 $1.640522 $1.281122 $1.104178 $1.171929 $1.003254	403,006.611 449,616.943 639,351.762 629,667.590 408,153.331 386,880.615 287,051.204 215,106.678 123,506.687 0.000
American Funds - Growth-Income FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648 $0.986811	$2.256937 $2.334974 $1.938364 $1.765846 $1.768375 $1.623967 $1.235904 $1.068907 $1.106211 $1.008648	555,386.748 655,201.231 867,991.714 897,672.081 640,811.658 496,983.906 409,494.805 155,040.012 132,466.085 3,161.077
American Funds - International FundSM - Class 2(1) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758 $0.982921	$1.242487 $1.453360 $1.117359 $1.096454 $1.166813 $1.217803 $1.017205 $0.876596 $1.035154 $0.980758	307,998.650 399,626.824 514,816.814 573,697.570 573,538.656 257,260.815 133,755.702 72,023.828 49,629.575 12,147.528

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity ® VIP Balanced Portfolio - Service Class 2 Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073 $0.666486	$1.647053 $1.746131 $1.523263 $1.442358 $1.455868 $1.340488 $1.138401 $1.004416 $1.057928 $0.910073	1,773,562.086 1,903,461.642 2,350,453.474 2,490,284.098 2,371,556.589 1,099,627.999 885,455.790 734,133.041 459,036.135 151,843.347
Fidelity ® VIP Contrafund® Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531 $0.605338	$1.708235 $1.853656 $1.544311 $1.452085 $1.464873 $1.329025 $1.028077 $0.896770 $0.934416 $0.809531	2,366,622.014 2,817,748.274 3,231,538.708 3,608,002.662 2,192,311.584 1,558,030.708 1,320,867.899 918,881.915 643,419.289 358,038.999
Fidelity VIP Equity-Income Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169 $0.552328	$1.374651 $1.522630 $1.369166 $1.178257 $1.246415 $1.163919 $0.922373 $0.798279 $0.803373 $0.708169	28,082.691 32,392.703 49,776.219 74,048.779 79,184.557 160,011.081 215,835.870 266,582.580 285,615.592 98,591.301
Fidelity VIP Growth Portfolio – Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925 $0.566747	$1.966810 $2.001177 $1.503615 $1.514774 $1.435361 $1.309777 $0.975578 $0.863899 $0.875390 $0.715925	48,246.245 49,970.686 75,794.123 86,420.483 91,825.370 117,926.134 120,175.565 122,774.131 107,589.902 55,762.886
Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606 $0.618013	$1.624002 $1.930416 $1.622276 $1.468253 $1.511973 $1.444497 $1.076963 $0.952345 $1.082144 $0.852606	525,299.692 633,478.137 743,008.923 836,990.537 790,573.811 1,074,921.668 938,947.235 688,055.815 546,118.821 344,755.172
Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273 $0.474597	$1.379290 $1.693701 $1.440696 $1.335544 $1.397500 $1.329110 $1.034214 $0.824564 $0.918254 $0.736273	234,023.928 280,967.691 372,383.185 439,589.470 470,852.550 231,177.999 204,253.124 50,839.723 9,114.792 17,072.046

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Allocation VIP Fund - Class 4(3)(4) Subaccount Inception Date November 10, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985 $0.990582	$1.893990 $2.125218 $1.928741 $1.732726 $1.874843 $1.851111 $1.518385 $1.337593 $1.380025 $1.269985	751,955.048 1,359,024.669 1,598,867.673 1,855,328.664 1,952,280.176 2,034,813.150 2,171,779.355 2,183,123.232 1,313,977.890 354,008.601
Franklin Income VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177 $0.695653	$1.428290 $1.512039 $1.396559 $1.240678 $1.352199 $1.309342 $1.164070 $1.046832 $1.035719 $0.931177	221,712.639 249,213.830 323,846.501 388,087.623 392,263.960 548,003.591 685,369.259 443,618.495 302,260.044 160,409.283
Franklin Mutual Shares VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025 $0.627673	$1.305391 $1.454321 $1.359677 $1.186736 $1.264588 $1.195852 $0.944479 $0.837525 $0.857321 $0.781025	56,989.123 59,731.595 68,739.864 75,493.714 84,715.490 100,168.754 135,134.795 148,336.168 122,341.446 36,267.928
Invesco V.I. American Franchise Fund – Series II Shares Subaccount Inception Date April 27, 2012	2018 2017 2016 2015 2014 2013 2012	$1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665 $1.000000	$1.761200 $1.856448 $1.480399 $1.469940 $1.421529 $1.331264 $0.964665	21,745.441 25,840.535 49,325.924 54,906.066 56,849.553 58,260.767 74,825.432
Janus Henderson Enterprise Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860 $0.600224	$2.394764 $2.442325 $1.946691 $1.759016 $1.717192 $1.549787 $1.188992 $1.029618 $1.060494 $0.855860	0.000 0.000 0.000 0.000 0.000 0.000 12,886.320 14,610.734 14,964.476 16,070.843
Janus Henderson Global Research Portfolio – Service Shares Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880 $0.547674	$1.262978 $1.377022 $1.101071 $1.095439 $1.138522 $1.076041 $0.851072 $0.719325 $0.847169 $0.742880	0.000 7,497.079 21,790.788 32,504.567 33,316.296 36,744.520 55,713.067 60,881.553 59,799.046 31,875.087

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS ® New Discovery Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854 $0.582503	$2.118580 $2.183777 $1.751011 $1.630270 $1.687684 $1.848139 $1.325715 $1.110886 $1.257234 $0.936854	16,617.261 17,072.648 19,830.429 26,638.142 27,196.901 35,691.664 38,623.606 39,187.780 24,995.217 17,467.911
MFS ® Total Return Series – Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898 $0.773489	$1.449480 $1.560031 $1.410617 $1.313147 $1.337971 $1.252231 $1.068323 $0.975608 $0.972846 $0.898898	69,286.359 89,387.857 101,978.627 139,036.976 167,631.192 184,715.629 202,241.645 297,634.485 289,059.371 194,303.105
Rational Insider Buying VA Fund Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873 $0.584308	$1.561404 $1.704209 $1.468956 $1.340486 $1.462751 $1.512993 $1.161803 $0.959812 $0.981202 $0.766873	813,942.685 1,019,065.200 1,225,133.430 1,374,096.392 1,834,186.993 2,279,197.859 2,182,584.622 1,670,610.565 1,272,412.700 536,976.055
Rational Trend Aggregation VA Fund(5) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901 $0.672801	$1.307981 $1.388530 $1.429243 $1.353451 $1.414277 $1.300527 $1.098200 $0.998101 $0.944278 $0.830901	767,483.344 973,308.571 1,169,550.107 1,315,801.013 1,668,817.873 2,492,488.885 2,143,818.345 1,174,296.734 357,561.070 134,308.720
State Street Total Return V.I.S. Fund - Class 3(2) Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036 $0.988819	$1.417563 $1.540757 $1.356701 $1.298076 $1.335484 $1.290061 $1.142177 $1.032864 $1.081849 $1.004036	230,224.843 259,592.217 308,145.307 328,867.703 350,030.374 181,161.393 172,688.117 173,261.126 69,157.730 0.000
Templeton Foreign VIP Fund - Class 2 Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260 $0.645504	$0.962233 $1.152838 $1.000735 $0.945851 $1.024688 $1.168032 $0.962188 $0.824439 $0.934530 $0.873260	57,513.431 60,644.783 71,649.861 83,086.129 69,534.740 117,827.554 121,914.438 92,740.228 102,206.601 49,762.474

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Aegon High Yield Bond - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846 $0.742100	$1.663068 $1.731725 $1.636169 $1.441174 $1.525507 $1.491563 $1.421043 $1.229378 $1.191277 $1.075846	150,274.195 177,289.096 226,652.848 237,751.297 246,070.637 358,223.954 348,665.531 198,511.975 194,067.464 43,174.866
TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377	$1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163	579,049.772 874,159.543 1,120,551.932 1,403,582.342 1,395,104.485 2,052,067.378 2,321,692.977 2,792,785.229 1,898,150.249 3,174,107.097
PAM TA Aegon U.S. Government Securities - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163 $1.076377	$1.204287 $1.219868 $1.207192 $1.221143 $1.239195 $1.202150 $1.248834 $1.206459 $1.139112 $1.107163	447,657.055 35,543.598 588,359.299 735,997.773 134,980.819 88,282.789 452,862.428 1,503,381.828 481,412.351 609,795.772
TA American Funds Managed Risk - Balanced - Service Class Subaccount Inception Date May 1, 2015	2018 2017 2016 2015	$11.336551 $10.018405 $9.536912 $9.999646	$10.538768 $11.336551 $10.018405 $9.536912	90,208.548 65,728.239 57,859.042 16,011.027
TA Barrow Hanley Dividend Focused - Initial Class Subaccount Inception Date August 16, 2017	2018 2017	$2.616059 $2.425685	$2.285292 $2.616059	41,268.463 44,158.948
TA Barrow Hanley Dividend Focused - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398 $0.663136	$1.370276 $1.571889 $1.371126 $1.212056 $1.276739 $1.155427 $0.900849 $0.818712 $0.809443 $0.744398	880,316.411 1,103,951.428 1,336,764.683 1,530,110.358 1,619,023.884 2,428,477.625 2,336,117.552 1,862,125.411 1,664,705.243 915,067.668
TA BlackRock Equity Smart Beta 100 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$12.753013 $10.483340 $9.998941	$11.918079 $12.753013 $10.483340	0.000 0.000 0.000
TA BlackRock Global Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759 $1.000000	$1.562370 $1.713350 $1.529220 $1.481492 $1.519405 $1.514075 $1.341634 $1.237087 $1.304287 $1.204759	3,694,852.730 4,628,018.641 5,248,172.694 5,791,121.978 6,637,491.027 7,803,344.728 8,455,860.736 8,291,227.814 5,502,054.595 990,580.454

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation Managed Risk - Balanced - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.398566 $9.362504 $9.448792 $9.911029 $9.998938	$9.467562 $10.398566 $9.362504 $9.448792 $9.911029	16,243.428 9,632,239 8,991.122 14,618.172 0.000
TA BlackRock Global Allocation Managed Risk - Growth - Service Class Subaccount Inception Date November 10, 2014	2018 2017 2016 2015 2014	$10.607307 $9.116051 $9.251716 $9.871102 $9.998938	$9.406093 $10.607307 $9.116051 $9.251716 $9.871102	13,799.726 12,594.302 12,626.779 12,644.587 0.000
TA BlackRock Global Real Estate Securities - Service Class(6) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931 $0.565832	$1.042937 $1.178238 $1.075105 $1.084509 $1.108274 $0.990953 $0.967944 $0.784610 $0.845604 $0.742931	193,867.388 230,718.822 297,402.245 290,955.957 267,847.566 264,254.946 225,947.324 76,504.477 9,418.845 6,418.003
TA BlackRock Government Money Market - Service Class(7) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428 $1.018414	$0.902988 $0.907188 $0.918866 $0.930730 $0.942781 $0.954978 $0.967366 $0.979914 $0.992617 $1.005428	3,100,805.376 4,335,700.349 5,238,895.163 6,203,330.398 6,684,489.018 763,787.000 1,333,093.742 1,076,626.987 1,002,475.403 742,834.929
TA BlackRock Smart Beta 40- Service Class(8) Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365 $0.676050	$1.0952201 $1.160919 $1.073752 $1.066461 $1.084871 $1.043104 $0.988576 $0.946635 $0.943214 $0.875365	2,162,212.319 2,492,943.549 2,999,339.002 3,226,456.306 3,484,056.734 3,733,042.543 3,844,924.434 3,657,678.041 752,917.972 22,484.590
TA BlackRock Smart Beta 50 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.325813 $10.166524 $9.998941	$10.886332 $11.325813 $10.166524	410.323 467.842 0.000
TA BlackRock Smart Beta 75 - Service Class Subaccount Inception Date March 21, 2016	2018 2017 2016	$11.920114 $10.235836 $9.998941	$11.306219 $11.920114 $10.235836	0.000 0.000 0.000
TA BlackRock Tactical Allocation - Service Class Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532 $1.000000	$1.803486 $1.911429 $1.733688 $1.674007 $1.697878 $1.636959 $1.476025 $1.359202 $1.327154 $1.208532	5,119,970.644 6,253,223.315 7,115,066.472 7,748,172.085 8,626,055.694 8,942,321.667 8,971,195.522 7,512,173.544 4,835,279.160 1,140,849.543

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Greystone International Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623 $0.661579	$1.072953 $1.324794 $1.056791 $1.071924 $1.088497 $1.165718 $1.002713 $0.833503 $0.940409 $0.863623	204,409.904 334,981.387 435,789.796 572,797.418 489,255.237 64,369.325 33,683.998 28,924.377 27,755.696 28,285.684
TA International Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.042826 $9.998817	$9.335013 $11.042826	0.000 0.000
TA Janus Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069 $0.986580	$1.417295 $1.436757 $1.246759 $1.212964 $1.227238 $1.152921 $0.981275 $0.883639 $1.003605 $0.986069	1,391,739.714 1,598,467.795 1,694,631.241 1,730,227.975 1,633,649.834 594,534.775 501,278.208 84,867.156 35,417.552 0.000
TA Janus Mid-Cap Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790 $0.576211	$1.782883 $1.832907 $1.442212 $1.495360 $1.598953 $1.623981 $1.184984 $1.103623 $1.201029 $0.910790	86,824.823 98,225.118 101,981.731 112,530.172 137,207.963 97,962.469 68,244.011 66,744.953 56,134.013 42,925.556
TA Jennison Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.361603 $1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651 $0.657859	$2.304591 $2.361603 $1.758557 $1.815899 $1.655547 $1.527538 $1.127018 $0.989296 $1.009927 $0.913651	113,870.441 116,338.188 133,279.545 154,417.614 224,217.948 246,010.586 256,881.057 272,861.830 295,977.826 4,327.978
TA JPMorgan Asset Allocation - Conservative - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267 $0.795023	$1.273103 $1.347424 $1.212526 $1.177561 $1.219008 $1.211250 $1.124738 $1.062954 $1.051947 $0.980267	2,376,539.555 3,691,868.265 4,481,145.522 4,867,577.246 5,459,402.300 5,788,066.143 5,848,663.816 4,719,977.818 4,316,339.716 3,004,713.401

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Asset Allocation - Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076 $0.611564	$1.259998 $1.429483 $1.164265 $1.114484 $1.153384 $1.140578 $0.914167 $0.824021 $0.885127 $0.782076	196,551.968 286,135.786 356,928.287 482,162.160 662,738.430 707,349,990 606,163.979 477,531.244 372,699.441 227,478.900
TA JPMorgan Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829 $0.681960	$1.299732 $1.420735 $1.204377 $1.148194 $1.193183 $1.179817 $1.003972 $0.921492 $0.955194 $0.860829	8,745,521.532 10,696,305.410 12,631,625.437 13,608,921.805 14,661,892.162 15,853,632.526 15,437,857.633 14,228,215.142 12,775,885.589 8,939,688.529
TA JPMorgan Asset Allocation - Moderate - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359 $0.750825	$1.315514 $1.408027 $1.228288 $1.182077 $1.227853 $1.212183 $1.084434 $1.006872 $1.016968 $0.935359	20,544,871.789 23,603,259.926 26,241,885.367 28,808,647.719 32,059,822.194 32,871,062.087 30,119,641.729 20,311,375.102 11,239,943.228 7,507,740.524
TA JPMorgan Core Bond - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293 $0.000000	$1.088661 $1.103913 $1.081241 $1.073151 $1.083475 $1.044282 $1.080866 $1.045293	507,185.477 627,260.332 705,518.406 837,956.346 948,056.954 520,086.778 412,407.450 125,984.160
TA JPMorgan Enhanced Index - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923 $0.619575	$1.781642 $1.925198 $1.614118 $1.471414 $1.495846 $1.329564 $1.019300 $0.889460 $0.896749 $0.790923	178,082.040 215,934.894 309,736.333 341,954.558 325,719.102 24,152.842 10,973.751 7,796.129 8,380.008 8,454.308
TA JPMorgan International Moderate Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661 $0.651421	$1.005058 $1.155877 $0.963912 $0.966013 $0.997388 $1.018387 $0.917291 $0.826150 $0.905078 $0.831661	2,374,260.846 2,795,008.878 3,262,864.501 3,507,729.673 4,078,711.623 4,339,526.856 4,364,041.589 3,876,210.443 3,209,422.822 2,394,771.793

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Mid Cap Value - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.0298862 $0.985164	$2.297901 $2.648256 $2.370036 $2.100822 $2.192572 $1.931579 $1.488347 $1.254029 $1.248693 $1.029886	129,077.149 178,096.870 240,324.796 295,028.148 339,353.058 47,679.624 33,654.183 27,422.172 36,649.277 0.000
TA JPMorgan Tactical Allocation - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413 $0.000000	$1.193264 $1.248645 $1.165691 $1.133311 $1.152670 $1.098662 $1.057019 $0.996413	4,052,626.845 4,809,521.795 5,363,052.520 5,928,287.999 6,365,199.250 6,487,597.020 5,327,251.460 1,474,087.865
TA Legg Mason Dynamic Allocation - Balanced - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238 $1.000000	$1.152418 $1.207504 $1.107258 $1.129178 $1.168109 $1.090765 $1.010238	768,735.305 829,013.758 939,478.806 1,018,727.256 898,964.173 961,500.935 552,364.598
TA Legg Mason Dynamic Allocation - Growth - Service Class Subaccount Inception Date May 1, 2012	2018 2017 2016 2015 2014 2013 2012	$1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291 $1.000000	$1.205782 $1.282219 $1.147306 $1.173783 $1.225180 $1.147282 $1.005291	596,262.499 623,719.827 670,211.216 634,691.279 458,011.025 223,059.004 48,621.322
TA Managed Risk - Balanced ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001 $0.818886	$1.312605 $1.393105 $1.243990 $1.214544 $1.252491 $1.213568 $1.103217 $1.031053 $1.029338 $0.942001	6,790,702.445 8,389,338.798 9,195,525.156 10,488,960.824 11,031,370.886 7,853,408.361 6,548,149.667 3,521,187.751 1,886,930.181 803,310.790
TA Managed Risk - Conservative ETF - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480 $0.999965	$1.338800 $1.406889 $1.283530 $1.249259 $1.274264 $1.226539 $1.156129 $1.098537 $1.078552 $0.998480	396,805.787 562,355.304 634,001.107 714,455.686 786,975.000 795,457.364 771,274.508 555,871.401 1,254,062.356 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Managed Risk - Growth ETF - Service Class Subaccount Inception Date May 1, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829 $0.722717	$1.337617 $1.459587 $1.247992 $1.207777 $1.268046 $1.235472 $1.053646 $0.956851 $0.980374 $0.878829	4,834,115.462 5,398,275.828 5,868,231.693 6,320,505.644 6,876,982.017 4,544,808.404 3,781,405.598 2,718,926.523 1,992,651.927 892,503.698
TA Market Participation Strategy - Service Class Subaccount Inception Date September 17, 2012	2018 2017 2016 2015 2014 2013 2012	$1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317 $1.000000	$1.229247 $1.280258 $1.170521 $1.138325 $1.191751 $1.117353 $0.990317	237,762.317 304,150.481 320,609.645 417,628.889 440,715.682 282,796.954 58,484.680
TA Morgan Stanley Capital Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587 $0.626208	$2.504776 $2.384096 $1.685664 $1.751362 $1.591853 $1.524336 $1.044139 $0.918179 $0.989324 $0.788587	41,705.721 48,322.532 54,506.865 73,050.522 117,403.477 49,185.922 5,552.433 2,516.941 2,802.927 3,289.004
TA Multi-Managed Balanced - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024 $0.708665	$1.734531 $1.828584 $1.627424 $1.531551 $1.552445 $1.423221 $1.224345 $1.103543 $1.077443 $0.881024	645,989.330 868,146.823 926,816.028 1,180,972.354 1,199,312.569 957,378.199 900,723.411 796,847.302 503,434.319 299,283.714
TA PIMCO Tactical - Balanced - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908 $0.998168	$1.105189 $1.203104 $1.087760 $1.045616 $1.086881 $1.021051 $0.924764 $0.927731 $0.972919 $1.020908	448,384.342 462,249.337 510,753.211 665,234.868 612,333.423 488,214.343 155,526.559 15,897.434 3,665.881 0.000
TA PIMCO Tactical - Conservative - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659 $0.997274	$1.059723 $1.131830 $1.038551 $1.002130 $1.036691 $0.965909 $0.904680 $0.902735 $0.988165 $1.022659	103,625.283 142,335.977 193,585.368 202,149.175 288,462.719 297,516.460 230,429.022 107,769.911 26,556.163 0.000

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Tactical - Growth - Service Class Subaccount Inception Date November 19, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578 $0.996406	$1.071884 $1.176258 $1.037660 $1.002286 $1.051673 $1.001314 $0.868392 $0.873700 $1.001344 $1.021578	524,894.810 546,928.979 563,506.308 590,802.976 520,691.641 236,431.582 43,112.625 2,954.219 3,614.102 0.000
TA PIMCO Total Return - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.125166 $1.196708 $1.133644 $0.992107	$1.328240 $1.359464 $1.315965 $1.300847 $1.310973 $1.272784 $1.325998 $1.251666 $1.196708 $1.133644	4,555,574.725 5,835,157.538 6,506,628.588 7,295,631.715 7,999,634.908 8,790,016.877 8,269,925.157 5,190,091.585 2,825,039.568 899,504.139
TA PineBridge Inflation Opportunities - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818 $0.000000	$0.992561 $1.021338 $1.003182 $0.978956 $1.020959 $1.000432 $1.120422 $1.067818	1,123,311.437 1,443,720.746 1,582,470.093 1,609,863.386 1,733,120.420 1,956,721.320 1,755,033.076 547,291.799
TA ProFunds UltraBear Fund - Service Class OAM Subaccount Inception Date May 1, 2009	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085 $1.000000	$0.043259 $0.041113 $0.061591 $0.081642 $0.089215 $0.121431 $0.224097 $0.321699 $0.407092 $0.563085	6,063,151.477 2,234,442.214 4,195,044.100 2,688,995.933 1,863,153.172 728,476.123 5,114,352.228 4,199,142.369 228,373.920 40,860.882
TA QS Investors Active Asset Allocation - Conservative - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563 $0.000000	$1.154653 $1.204541 $1.092376 $1.077997 $1.118419 $1.093530 $1.034599 $0.981563	717,888.764 824,814.937 1,024,053.100 1,199,360.139 1,285,846.084 1,358,078.077 1,357,690.120 1,009,189.803
TA QS Investors Active Asset Allocation - Moderate Growth - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070 $0.000000	$1.210650 $1.304088 $1.098040 $1.090831 $1.182270 $1.160229 $1.008787 $0.921070	1,524,980.447 1,810,004.171 2,536,117.295 3,126,914.082 3,792,573.371 1,310,384.417 1,119,475.920 727,411.082

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA QS Investors Active Asset Allocation - Moderate - Service Class Subaccount Inception Date May 2, 2011	2018 2017 2016 2015 2014 2013 2012 2011	$1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731 $0.000000	$1.185353 $1.253090 $1.099513 $1.089976 $1.153485 $1.127698 $1.028090 $0.961731	3,255,307.649 3,449,079.815 3,793,728.721 4,350,742.486 4,541,601.856 4,223,863.608 3,237,581.545 98,516.525
TA Small Mid Cap Value - Service Class Subaccount Inception Date January 22, 2008	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838 $0.662697	$2.084178 $2.389512 $2.100046 $1.760906 $1.833930 $1.770430 $1.318339 $1.150938 $1.200178 $0.934838	244,787.273 298,757.356 395,321.530 487,087.578 547,797.676 186,756.674 192,895.704 162,685.466 69,076.446 52,331.003
TA T. Rowe Price Small Cap - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276 $0.636581	$2.380562 $2.601060 $2.159282 $1.970487 $1.953995 $1.863066 $1.313364 $1.152851 $1.150400 $0.869276	379,588.346 472,854.374 616,504.619 773,222.556 801,506.580 239,172.784 227,870.004 137,982.070 100,387.124 103,170.210
TA Torray Concentrated Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.950552 $1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048 $0.588619	$1.850967 $1.950552 $1.588130 $1.510867 $1.559132 $1.439135 $1.097699 $0.951886 $0.989305 $0.843048	10,009.617 16,380.978 19,763.661 48,107.777 50,588.684 49,744.808 51,601.279 67,506.996 51,373.267 45,313.108
TA TS&W International Equity - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074 $0.646499	$0.949873 $1.141464 $0.942662 $0.947634 $0.950080 $1.017159 $0.830474 $0.722561 $0.856735 $0.802074	222,455.296 286,930.185 403,323.896 508,202.924 528,456.628 132,217.741 108,345.822 81,846.804 109,240.990 88,264.204
TA U.S. Equity Index - Service Class(3) Subaccount Inception Date May 1, 2017	2018 2017	$11.211232 $9.998817	$10.498753 $11.211232	0.000 0.000
TA WMC US Growth - Service Class Subaccount Inception Date September 10, 2007	2018 2017 2016 2015 2014 2013 2012 2011 2010 2009	$1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164 $0.583271	$1.735665 $1.758958 $1.382692 $1.365908 $1.297867 $1.186225 $0.909413 $0.816299 $0.860711 $0.742164	189,363.200 221,351.657 236,180.485 248,175.793 324,704.497 267,541.795 198,245.832 213,839.733 90,107.334 817.209

HUNTINGTON CONDENSED FINANCIAL INFORMATION — (Continued)
(1)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(4)	Effective May 1, 2019, Franklin Templeton Founding Funds Allocation VIP Fund was renamed Franklin Allocation VIP Fund.
(5)	Effective November 1, 2018, TA Clarion Global Real Estate Securities was renamed TA BlackRock Global Real Estate Securities.
(6)	Effective November 1, 2018, TA AEGON Government Money Market was renamed TA BlackRock Government Money Market.
(7)	Effective November 1, 2018, TA AB Dynamic Allocation was renamed TA BlackRock Smart Beta 40.

APPENDIX
Prior Withdrawal/ Growth Percentages and Rider Fees
The table below identifies the prior percentages for the Retirement Income Max® rider.
Rider fee Percentages
Date	Percentage
Prior to February 1, 2018	1.25%
February 1, 2018 to June 30, 2018	1.35%

Date	Single Life	Joint Life
After July 1, 2018	1.35%	1.45%
Growth Percentages
Date	Percentage
Prior to May 1, 2014	5.00%
May 1, 2014 to January 31, 2018	5.50%
After February 1, 2018	7.20%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
Prior to December 12, 2011	0-58 59-64 65-74 ≥75	0.00% 4.50% 5.50% 6.50%	0.00% 4.10% 5.10% 6.10%
December 12, 2011 to May 1, 2014	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 3.80% 4.80% 5.80%
May 1, 2014 to February 16, 2015	0-58 59-64 65-79 ≥80	0.00% 4.30% 5.30% 6.30%	0.00% 4.00% 5.00% 6.00%
February 17, 2015 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.80% 4.80% 5.80%
January 1, 2017 to January 31, 2018	0-58 59-64 65-79 ≥80	0.00% 4.20% 5.20% 6.20%	0.00% 3.70% 4.70% 5.70%
February 1, 2018 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%

Prior Withdrawal/ Growth Percentages and Rider Fees — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.25% 5.40% 5.50% 5.75%	0.00% 3.50% 4.75% 4.90% 5.00% 5.25%

APPENDIX
Prior Withdrawal and Growth Percentages
The table below identifies the prior percentages for the Retirement Income Choice® 1.6 rider.
Rider fee Percentages
Date	Rider Benefit	Single Life Option	Joint Life Option
June 1, 2017 to June 30, 2018	Base Benefit Designated Allocation Group A	1.45%	1.45%
	Base Benefit Designated Allocation Group B	1.10%	1.10%
	Base Benefit Designated Allocation Group C	0.70%	0.70%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
July 1, 2018 to February 28, 2019	Base Benefit Designated Allocation Group A	1.40%	1.50%
	Base Benefit Designated Allocation Group B	1.15%	1.25%
	Base Benefit Designated Allocation Group C	0.80%	0.90%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%

Date	Rider Benefit	Single Life Option	Joint Life Option
After March 1, 2019	Base Benefit Designated Allocation Group A	1.50%	1.60%
	Base Benefit Designated Allocation Group B	1.50%	1.60%
	Base Benefit Designated Allocation Group C	1.50%	1.60%
	Death Benefit	0.40%	0.35%
	Income Enhancement	0.30%	0.50%
Growth Percentages
Date	Percentage
May 1, 2016 to February 28, 2019	5.50%
After March 1, 2019	6.00%
Withdrawal Percentages
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
May 1, 2016 to December 31, 2016	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.75% 4.75% 5.75%
January 1, 2017 to June 30, 2018	0-58 59-64 65-79 ≥80	0.00% 4.00% 5.00% 6.00%	0.00% 3.50% 4.50% 5.50%
July 1, 2018 to February 28, 2019	0-58 59-64 65-79 ≥80	0.00% 4.50% 5.50% 6.00%	0.00% 4.00% 5.00% 5.50%

Prior Withdrawal and Growth Percentages — (Continued)
Date	Age at time of first withdrawal	Singe Life Percentage	Joint Life Percentage
After March 1, 2019	0-58 59-64 65-69 70-74 75-79 ≥80	0.00% 4.00% 5.10% 5.20% 5.50% 6.00%	0.00% 3.50% 4.60% 4.70% 5.00% 5.50%

F I N A N C I A L   S T A T E M E N T S – S T A T U T O R Y   B A S I S

A N D   S U P P L E M E N T A R Y   I NF O R M AT I O N

Transamerica Life Insurance Company

Years Ended December 31, 2018, 2017 and 2016

Transamerica Life Insurance Company

Financial Statements – Statutory Basis

and Supplementary Information

Years Ended December 31, 2018, 2017 and 2016

Report of Independent Auditors

To the Board of Directors of

Transamerica Life Insurance Company

We have audited the accompanying statutory balance sheets of Transamerica Life Insurance Company (the “Company”) as of December 31, 2018 and 2017, and the related statutory statements of operations, of changes in capital and surplus, and of cash flow for each of the three years in the period ended December 31, 2018.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Iowa Insurance Division, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017 or the results of its operations or its cash flows for the years ended December 31, 2018, 2017, and 2016.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2018 and 2017 and the results of its operations and its cash flows for the years ended December 31, 2018, 2017, and 2016, in accordance with the accounting practices prescribed or permitted by the Iowa Insurance Division described in Note 2.

Emphasis of Matter

As discussed in Note 1 to the financial statements, the financial statements give retroactive effect to the merger of Firebird Re Corp (FReC) into the Company on October 1, 2018 in a transaction accounted for as a statutory merger. Our opinion is not modified with respect to this matter.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Summary of Investments - Other Than Investments in Related Parties of the Company as of December 31, 2018 and the Supplementary Insurance Information and Reinsurance of the Company as of December 31, 2018, 2017, and 2016 and for the years then ended are presented for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 25, 2019

2

Transamerica Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands)

	December 31
	2018	2017
Admitted assets
Cash, cash equivalents and short-term investments	$2,216,702	$1,900,643
Bonds	26,467,809	28,033,583
Preferred stocks	97,382	103,437
Common stocks	2,998,481	2,954,730
Mortgage loans on real estate	4,574,654	4,202,142
Real estate	114,446	189,044
Policy loans	551,658	580,338
Securities lending reinvested collateral assets	1,670,537	2,460,919
Derivatives	1,923,048	801,215
Other invested assets	1,658,658	1,637,441

Total cash and invested assets	42,273,375	42,863,492

Accrued investment income	399,446	389,011
Premiums deferred and uncollected	115,210	108,500
Current federal income tax recoverable	–	822,090
Net deferred income tax asset	616,798	534,723
Variable annuity reserve hedge offset deferral	231,853	86,794
Other assets	1,461,317	1,210,199
Separate account assets	71,917,551	80,820,068

Total admitted assets	$117,015,550	$126,834,877

Liabilities and capital and surplus

Aggregate reserves for policies and contracts	$25,906,526	$25,749,685
Policy and contract claim reserves	485,636	399,919
Liability for deposit-type contracts	915,773	1,042,297
Other policyholders’ funds	17,582	17,782
Transfers from separate accounts due or accrued	(1,009,941)	(1,282,980)
Funds held under reinsurance treaties	3,785,867	3,504,298
Asset valuation reserve	683,668	698,859
Interest maintenance reserve	290,361	479,605
Derivatives	933,049	794,861
Payable for collateral under securities loaned and other transactions	2,849,569	2,866,693
Borrowed money	3,042,853	4,163,554
Other liabilities	1,418,761	959,829
Separate account liabilities	71,917,550	80,820,067

Total liabilities	111,237,254	120,214,469
Total capital and surplus	5,778,296	6,620,408

Total liabilities and capital and surplus	$117,015,550	$126,834,877

See accompanying notes.

3

Transamerica Life Insurance Company

Statements of Operations - Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016
Revenues
Premiums and other considerations	$11,422,235	$(3,130,626)	$14,078,543
Net investment income	1,610,651	2,433,048	2,444,917
Commissions and expense allowances on reinsurance ceded	835,062	608,958	394,708
Reserve adjustment on reinsurance ceded	(67,838)	(1,210,892)	13,653
Consideration received on reinsurance recapture and novations	217,258	462,313	7,326
Separate accounts net gain from operations	-	139,852	-
Fee revenue and other income	1,830,164	1,844,079	1,679,532

Total revenue	15,847,532	1,146,732	18,618,679

Benefits and expenses
Death benefits	1,588,268	1,428,999	1,543,390
Annuity benefits	1,068,107	1,098,585	1,304,475
Accident and health benefits	295,343	141,823	327,969
Surrender benefits	14,680,368	13,050,057	10,418,017
Other benefits	132,097	131,327	155,409
Net increase (decrease) in reserves	156,841	(12,630,602)	1,526,057
Commissions	886,178	901,852	1,057,363
Net transfers to (from) separate accounts	(3,475,926)	(2,037,592)	729,211
IMR adjustment due to reinsurance	(13,229)	(2,065,984)	81,293
General insurance expenses and other	1,205,559	1,021,021	1,020,330

Total benefits and expenses	16,523,606	1,039,486	18,163,514

Gain (loss) from operations before dividends and federal income taxes	(676,074)	107,246	455,165

Dividends to policyholders	5,953	8,057	5,969

Gain (loss) from operations before federal income taxes	(682,027)	99,189	449,196
Federal income tax (benefit) expense	(29,827)	(1,047,090)	(138,751)

Net gain (loss) from operations	(652,200)	1,146,279	587,947
Net realized capital gains (losses), after tax and amounts transferred to interest maintenance reserve	(686,354)	(542,579)	(307,183)

Net income (loss)	$(1,338,554)	$603,700	$280,764

See accompanying notes.

4

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

Balance at January 1, 2016	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
As originally presented	$6,762	$1,597	$(58,000)	$150,000	$3,096,538	$2,292	$2,255,496	5,454,685
Merger of Firebird Re Corp (FREC)	-	-	-	-	950,000	-	424,816	1,374,816
Balance at January 1, 2016 (FREC Merger)	6,762	1,597	(58,000)	150,000	4,046,538	2,292	2,680,312	6,829,501
Net income (loss)	-	-	-	-	-	-	280,764	280,764
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	575,869	(536,884)	38,985
Change in net deferred income tax asset	-	-	-	-	-	-	189,046	189,046
Change in nonadmitted assets	-	-	-	-	-	-	111,753	111,753
Cumulative effect of change in accounting principle	-	-		-	-	-	(276,056)	(276,056)
Change in asset valuation reserve	-	-	-	-	-	-	58,227	58,227
Change in surplus in separate accounts	-	-		-	-	-	2,604	2,604
Dividends to stockholders	-	-	-	-	-	-	(385,630)	(385,630)
Return of capital	-	-	-	-	(389,056)	-	-	(389,056)
Other changes - net	-	(315)		-	(3,652)	(225)	11,455	7,263
Balance at December 31, 2016	$6,762	$1,282	$(58,000)	$150,000	$3,653,830	$577,936	$2,135,591	$6,467,401
Net income (loss)	-	-	-	-	-	-	603,700	603,700
Change in net unrealized capital gains/losses, net of taxes	-	-	-	-	-	(489,076)	1,162,662	673,586
Change in net deferred income tax asset	-	-	-	-	-	-	(902,675)	(902,675)
Change in nonadmitted assets	-	-	-	-	-	-	455,996	455,996
Change in asset valuation reserve	-	-	-	-	-	-	118,144	118,144
Change in surplus in separate accounts	-	-	-	-	-	-	(117,876)	(117,876)
Change in surplus as a result of reinsurance	-	-	-	-	-	-	230,908	230,908
Dividends to stockholders	-	-	-	-	-	-	(480,523)	(480,523)
Return of capital	-	-	-	-	(422,572)	-	-	(422,572)
Other changes - net	-	(298)	-	-	(626)	981	(5,738)	(5,681)
Balance at December 31, 2017	$6,762	$984	$(58,000)	$150,000	$3,230,632	$89,841	$3,200,189	$6,620,408

Continued on next page.

5

Transamerica Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Treasury Stock	Surplus Notes	Paid-in Surplus	Special Surplus Funds	Unassigned Surplus	Total Capital and Surplus
Balance at December 31, 2017	$6,762	$984	$ (58,000)	$150,000	$3,230,632	$89,841	$3,200,189	$6,620,408
Net income (loss)	-	-	-	-	-	-	(1,338,554)	(1,338,554)
Change in net unrealized capital gains/losses, net of tax	-	-	-	-	-	145,059	1,105,421	1,250,480
Change in net deferred income tax asset	-	-	-	-	-	-	167,651	167,651
Change in nonadmitted assets	-	-	-	-	-	-	45,136	45,136
Change in asset valuation reserve	-	-	-	-	-	-	15,191	15,191
Change in surplus as a result of reinsurance	-	-	-	-	-	-	17,616	17,616
Return of capital	-	-	-	-	(558,740)	-	-	(558,740)
Dividends to stockholders	-	-	-	-	-	-	(424,567)	(424,567)
Other changes - net	-	(559)	-	-	2,576	(3,047)	(15,295)	(16,325)

Balance at December 31, 2018	$6,762	$425	$(58,000)	$150,000	$2,674,468	$231,853	$2,772,788	$5,778,296

See accompanying notes.

6

Transamerica Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2018	2017	2016
Operating activities
Premiums and annuity considerations	$11,422,390	$5,413,864	$12,213,919
Net investment income	1,728,466	2,416,637	2,274,152
Other income	2,749,714	6,752,780	2,103,378
Benefit and loss related payments	(17,799,778)	(15,725,651)	(13,440,153)
Net transfers from separate accounts	3,746,156	2,315,254	(601,686)
Commissions and operating expenses	(1,852,164)	(2,012,766)	(2,029,374)
Dividends paid to policyholders	(6,350)	(7,348)	(6,935)
Federal income taxes (paid) received	936,341	486,361	(214,756)

Net cash provided by (used in) operating activities	924,775	(360,869)	298,545

Investing activities
Proceeds from investments sold, matured or repaid	$8,587,250	$9,911,821	$13,351,892
Costs of investments acquired	(7,266,323)	(7,968,737)	(15,148,007)
Net change in policy loans	28,681	27,407	41,992
Net cost of investments acquired	(7,237,642)	(7,941,330)	(15,106,015)

Net cash provided by (used in) investing activities	$1,349,608	$1,970,491	$(1,754,123)

Financing and miscellaneous activities
Capital and paid in surplus received (returned)	$(556,833)	$(434,179)	$(408,074)
Dividends to stockholders	(364,220)	(480,523)	(385,630)
Net deposits (withdrawals) on deposit-type contracts	(140,549)	(2,121,885)	(213,365)
Net change in borrowed money	(1,125,180)	1,884,482	1,770,364
Net change in funds held under reinsurance treaties	(271,793)	(75,583)	(63,372)
Net change in payable for collateral under securities lending and other transactions	(18,578)	(151,384)	(800,797)
Other cash (applied) provided	518,829	58,364	670,775

Net cash provided by (used in) financing and miscellaneous activities	(1,958,324)	(1,320,708)	569,901
Net increase (decrease) in cash, cash equivalents and short-term investments	316,059	288,914	(885,677)
Cash, cash equivalents and short-term investments:
Beginning of year	1,900,643	1,611,729	2,497,406

End of year	$2,216,702	$1,900,643	$1,611,729

See accompanying notes.

7

Transamerica Life Insurance Company

Statements of Cash Flow (supplemental) – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
Supplemental disclosures of cash flow information	2018	2017	2016

Non-cash activities during the year not included in the Statutory Statement of Cash Flows:

Non-cash dividend to parent company	$60,347	$-	$-
Investments received for insured securities losses	16,489	-	-
Write off of prepaid real estate related assets	2,727	-	-
Non-cash capital contribution to investment subsidiary	1,971	-	-
Transfer of bonds and mortgage loans related to reinsurance agreement with third party	-	7,196,754	-
Transfer of bonds, mortgage loans, and derivatives related to affiliated reinsurance amendment	-	5,650,741	2,648,094
Transfer of bonds to settle reinsurance obligations	-	22,479	2,556
Asset transfer of ownership between hedge funds	-	62,567	-

8

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis

(Dollars in Thousands, Except per Share amounts)

December  31, 2018

1. Organization and Nature of Business

Transamerica Life Insurance Company (the Company) is a stock life insurance company owned by Commonwealth General Corporation (CGC). CGC is an indirect, wholly-owned subsidiary of Aegon N.V., a holding company organized under the laws of The Netherlands.

On October 1, 2018, the Company completed a merger with Firebird Re Corp (FReC), an Arizona-domiciled affiliate. On January 1, 2016, the Company completed a merger with Global Preferred Re Limited (GPRe), a Bermuda-domiciled affiliate. The mergers were accounted for in accordance with the Statement of Statutory Accounting Principles (SAP) No. 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the mergers were combined and the recorded assets, liabilities and surplus of FReC and GPRe on a US statutory basis were carried forward to the merged company. As a result of the mergers, FReC and GPRe’s common stock was deemed cancelled by operation of law. Each share of the Company’s capital stock issued and outstanding immediately before the merger shall continue to represent one share of the capital stock. As a result of the merger, the business previously ceded from the Company to FReC and GPRe is no longer reflected as ceded risk in the restated merged financials.

Summarized financial information for the company and FReC presented separately for periods prior to the merger is as follows:

	Year Ended December 31 2017	Year Ended December 31 2016
Revenues:
Company	$907,248	$18,431,210
FReC	239,484	187,469

	$1,146,732	$18,618,679

Net income (loss):
Company	$520,708	$332,890
FReC	82,992	(52,126)

	$603,700	$280,764

9

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31 2017
Assets:
Company	$125,311,106
FReC	1,523,771
Change in deferred tax admissibility due to merger	–

$126,834,877

Liabilities:
Company	$119,892,350
FReC	322,119
Change in deferred tax admissibility due to merger	–

$120,214,469

Capital and surplus:
Company	$5,418,756
FReC	1,201,652
Change in deferred tax admissibility due to merger	–

$6,620,408

Nature of Business

The Company sells individual non-participating whole life, endowment and term contracts, structured settlements, pension products and reinsurance, as well as a broad line of single fixed and flexible premium annuity products, guaranteed interest contracts and funding agreements. In addition, the Company offers group life, universal life, credit life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia, Guam, Puerto Rico and US Virgin Islands. Sales of the Company’s products are primarily through a network of agents, brokers, and financial institutions.

10

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

2. Basis of Presentation and Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division (IID), which practices differ from accounting principles generally accepted in the United States of America (GAAP).

The IID recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of Iowa. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed.

The following is a summary of the accounting practices permitted and prescribed by the IID and reflected in the Company’s financial statements:

The Company, with the permission of the Iowa Commissioner of Insurance, is allowed special accounting treatment for certain hedges of interest rate exposures on variable annuity products that would not otherwise conform to current accounting guidance under Statement of Statutory Accounting Principle (SSAP) No. 86 – Derivatives of the NAIC SAP. The Company recognizes a reserve hedge offset deferral for the difference between the hedge results associated with a highly effective clearly defined hedge strategy related to variable annuity interest rate risks and the corresponding interest-rate related impact to variable annuity results. During 2018, 2017 and 2016, the deferral was granted and will be amortized through special surplus funds, change in net unrealized capital gains (losses) financial statement line, on a straight line basis over a period of 10 years beginning in the period of deferral. The Company may request permission from the IID for the deferral annually.

The State of Iowa has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Iowa Administrative Code 508A.1.4, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

11

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A reconciliation of the Company’s net income (loss) and capital and surplus between NAIC SAP and practices prescribed and permitted by the State of Iowa is shown below:

	SSAP#	F/S Page	F/S Line	2018	2017	2016
Net income (loss), State of Iowa basis				$(1,338,554)	$603,700	$280,764
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	-	-	-

Net income (loss), NAIC SAP				$(1,338,554)	$603,700	$280,764

Statutory surplus, state of Iowa basis	XXX	XXX	XXX	$5,778,296	$6,620,408	$6,467,401
State prescribed practices that are an increase(decrease) from NAIC SAP: Separate account asset valuation	56	NA	NA	-	-	-

State permitted practices that are an increase(decrease) from NAIC SAP: Hedge reserve offset deferral	86	Balance Sheet; Statement of Changes in Capital and Surplus	Variable annuity reserve hedge offset deferral Special surplus funds - Change in net unrealized capital gains/ losses	(231,853)	(86,794)	(575,869)

Statutory surplus, NAIC SAP	XXX	XXX	XXX	$5,546,443	$6,533,614	$5,891,532

12

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Use of Estimates

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The effects of the following variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material. Significant accounting policies and variances from GAAP are as follows:

Investments

Investments in bonds, except those to which the Securities Valuation Office (SVO) of the NAIC has ascribed a NAIC designation of 6, are reported at amortized cost using the interest method. Bonds containing call provisions, except make-whole call provisions, are amortized to the call or maturity value/date which produces the lowest asset value, often referred to as yield-to-worst method. Bonds ascribed a NAIC designation of 6 are reported at the lower of amortized cost or fair value with unrealized gains and losses reported in changes in capital and surplus. Prepayment penalty or acceleration fees received in the event a bond is liquidated prior to its scheduled termination date are reported as investment income.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

For GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income (OCI) for those designated as available-for-sale.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. These securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium using either the retrospective or prospective methods. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. For statutory reporting, the retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

For GAAP, all securities purchased or retained that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used.

13

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company closely monitors below investment grade holdings and investment grade issuers where the Company has concerns to determine if an other-than-temporary impairment (OTTI) has occurred. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairment.

For structured securities, cash flow trends and underlying levels of collateral are monitored. An OTTI is considered to have occurred if the fair value of the structured security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An OTTI is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security and the security is in an unrealized loss position. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. The Company will record a charge to the statement of operations for the amount of the impairments.

For GAAP, if it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the OTTI is recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the OTTI should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

Investments in both affiliated and unaffiliated preferred stocks in good standing (those with NAIC designations RP1 to RP3 and P1 to P3), are reported at cost or amortized cost, depending on the characteristics of the securities. Investments in both affiliated and unaffiliated preferred stocks not in good standing (those with NAIC designations RP4 to RP6 and P4 to P6), are reported at the lower of cost, amortized cost, or fair value, depending on the characteristics of the securities. The related net unrealized capital gains and losses for all NAIC designations are reported in changes in capital and surplus.

14

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in net unrealized capital gains or losses reported in changes in capital and surplus.

Common stocks of unaffiliated companies, which include shares of mutual funds, are reported at fair value and the related net unrealized capital gains or losses are reported in changes in capital and surplus.

The Company owns stock issued by the Federal Home Loan Bank (FHLB), which is only redeemable at par, and its fair value is presumed to be par, unless other-than-temporarily impaired.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized. Prepayment penalty or acceleration fees received in the event a loan is liquidated prior to its scheduled termination date are reported as investment income.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost net of encumbrances. Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company classifies as held for sale is measured at lower of carrying amount or fair value less cost to sell. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties. The Company recognizes an impairment loss if the Company determines that the carrying amount of the real estate is not recoverable and exceeds its fair value. The Company deems that the carrying amount of the asset is not recoverable if the carrying amount exceeds the sum of undiscounted cash flows expected to result from the use and disposition. The impairment loss is measured as the amount by which the asset’s carrying value exceeds its fair value.

15

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

The Company has interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.

For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company. The carrying value is amortized over the life of the investment. Amortization is calculated as a ratio of the current year tax credits and tax benefits compared to the total expected tax credits and tax benefits over the life of the investment.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less (principally stated at amortized cost) or money market mutual funds which are primarily reported at fair value.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain.

16

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Valuation Reserves

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, primarily bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals into net investment income over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, forwards, and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions, or net investment in a foreign operation), (B) replication, (C) income generation, or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86.

(A)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability (amortized cost or fair value). Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under US GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and the risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

(B)

Derivative instruments are also used in replication (synthetic asset) transactions. In these transactions, the derivative is accounted for in a manner consistent with the cash instrument and replicated asset. For US GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

17

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

(C)

Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative relates (amortized cost or fair value).

(D)	Derivative instruments held for other investment/risk management activities are measured at fair value with value adjustments recorded in unassigned surplus.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the hedged asset or liability changes, the value of the hedging derivative is expected to move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to derivative instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘BBB’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets instead.

Instruments:

Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Interest rate basis swaps are used in the overall asset/liability management process to modify the interest rate characteristics of the underlying liability to mitigate the basis risk of assets and liabilities resetting on different indices. These interest rate swaps generally provide for the exchange of the difference between a floating rate on one index to a floating rate of another index, based upon an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged at each due date. Swaps meeting hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are

18

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a USD denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in capital and surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Total return swaps are used in the asset/liability management process to mitigate the delta risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These total return swaps generally provide for the exchange of the difference between fixed leg (tied to the S&P or other global market financial index) and floating leg (tied to the London Interbank Offered Rate (LIBOR)) amounts based on an underlying notional amount (also tied to the underlying index). Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Variance swaps are used in the asset/liability management process to mitigate the gamma risk created when the Company has issued minimum guarantee insurance contracts linked to an index. These variance swaps are similar to volatility options where the underlying index provides for the market value movements. Variance swaps do not accrue interest. Typically, no cash is exchanged at the outset of initiating the variance swap, and a single receipt or payment occurs at the maturity or termination of the contract. Variance swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in capital and surplus.

Bond forwards are used to hedge the interest rate risk that future liability claims increase as rates decrease, leading to higher guarantee values.

19

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

The Company issues products providing the customer a return based on the various global equity market indices. The Company uses options to hedge the liability option risk associated with these products. Options are marked to fair value in the balance sheet and fair value adjustments are recorded as capital and surplus in the financial statements. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

Caps are used in the asset/liability management process to mitigate the interest rate risk created due to a rapidly rising interest rate environment. The caps are similar to options where the underlying interest rate index provides for the market value movements. The caps do not accrue interest until the interest rate environment exceeds the caps strike rate. Cash is exchanged at the onset, and a single receipt or payment occurs at the maturity or termination of the contract. Caps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Caps that do not meet hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

The Company uses zero cost collars to hedge the interest rate risk associated with rising short term interest rates, whereby the exposure would otherwise adversely impact the company’s capital generation. The collar position(s) help range bound the floating rate by combining a cap and floor position.

The Company may sell products with expected benefit payments extending beyond investment assets currently available in the market. Because assets will have to be purchased in the future to fund future liability cash flows, the Company is exposed to the risk of future investments made at lower yields than what is assumed at the time of pricing. Forward-starting interest rate swaps are utilized to lock-in the current forward rate. The accrual of income begins at the forward date, rather than at the inception date. These forward-starting swaps meet hedge accounting rules and are carried at cost in the financial statements. Gains and losses realized upon termination of the forward-starting swap are deferred and used to adjust the basis of the asset purchased in the hedged forecasted period. The basis adjustment is then amortized into income as a yield adjustment to the asset over its life.

The Company issues fixed liabilities that have a guaranteed minimum crediting rate. The Company uses receiver swaptions, whereby the swaption is designed to generate cash flows to offset lower yields on assets during a low interest rate environment. The Company pays a single premium at the beginning of the contract and is amortized throughout the life of the swaption. These swaptions are marked to fair value in the balance sheet and the fair value adjustment is recorded in unassigned surplus. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment.

20

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds or sovereign debt by combining a highly rated security as a cash component with a written credit default swap which, in effect, converts the high quality asset into an investment grade corporate asset or a sovereign debt. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss.

Securities Lending Assets and Liabilities

The Company loans securities to third parties under agent-managed securities lending programs accounted for as secured borrowings. Cash collateral received which may be sold or repledged by the Company is reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Non-cash collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

Repurchase Agreements

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. The securities transferred are not removed from the balance sheet, and the cash received as collateral is invested as needed or used for general corporate purposes of the Company. A liability is established to record the obligation to return the cash collateral and included in Borrowed Money on the Balance Sheets.

Other Assets and Other Liabilities

Other assets consist primarily of receivables from reinsurance, accounts receivable and company owned life insurance. Company owned life insurance is carried at cash surrender value.

Other liabilities consist primarily of amounts withheld by the Company, accrued expenses and municipal repurchase agreements. Municipal repurchase agreements are investment contracts issued to municipalities that pay either a fixed or floating rate of interest on the guaranteed deposit balance. The floating interest rate is based on a market index. The related liabilities are equal to the policyholder deposit and accumulated interest. These municipal repurchase agreements require a minimum of 95% of the fair value of the securities transferred to be maintained as collateral.

21

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

The majority of the separate accounts held by the Company, primarily for individual policyholders as well as for group pension plans, do not have any minimum guarantees, and the investment risks associated with fair value changes are borne by the policyholder. The assets in the accounts, carried at estimated fair value, consist of underlying mutual fund shares, common stocks, long-term bonds and short-term investments.

Certain other separate accounts held by the Company provide a minimum guaranteed return of 3% of the average investment balance to policyholders. The assets consist of long-term bonds and short-term investments which are carried at amortized cost.

Assets held in trust for purchases of variable universal life and annuity contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at fair value.

Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The investment risks associated with fair value changes of the separate accounts are borne entirely by the policyholders except in cases where minimum guarantees exist.

Surplus funds transferred from the general account to the separate accounts, commonly referred to as seed money, and earnings accumulated on seed money are reported as surplus in the separate accounts until transferred or repatriated to the general account. The transfer of such funds between the separate account and the general account is reported as surplus contributed or withdrawn during the year.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are calculated by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

For GAAP, policy reserves are calculated based on estimated expected experience or actual account balances.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

22

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance and are not reported as premiums, benefits or changes in reserves in the statement of operations. Interest on these policies is reflected in other benefits.

Premiums and Annuity Considerations

Revenues for life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability using deposit accounting.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

23

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Under GAAP, for certain reinsurance agreements whereby assets are retained by the ceding insurer (such as funds withheld or modified coinsurance) and a return is paid based on the performance of underlying investments, the assets and liabilities for these reinsurance arrangements must be adjusted to reflect the fair value of the invested assets. The NAIC SAP does not contain a similar requirement.

Deferred Income Taxes

The Company computes deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10. Under SSAP 101, admitted adjusted deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the amount of adjusted gross deferred income tax assets expected to be realized within three years limited to an amount that is no greater than 15% of current period’s adjusted statutory capital and surplus, plus 3) the amount of remaining adjusted gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) and reversal patterns of the deferred tax assets and liabilities. The remaining adjusted deferred income tax assets are nonadmitted. Deferred state income taxes are not recorded under SSAP No. 101, whereas under GAAP state income taxes are included in the computation of deferred income taxes.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, incremental costs directly related to the successful acquisition of insurance and investment contracts are deferred. For traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, acquisition costs would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Value of Business Acquired

Under GAAP, value of business acquired (VOBA) is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future contracts and contract changes, premiums, mortality and morbidity, separate account performance, surrenders, operation expenses, investment returns, nonperformance risk adjustment and other factors. VOBA is not recognized under NAIC SAP.

24

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Subsidiaries and affiliated companies

Investments in subsidiaries, controlled and affiliated companies (SCA) are stated in accordance with the Purposes and Procedures Manual of the NAIC SVO, as well as SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities.

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP. Dividends or distributions received from an investee are recognized in investment income when declared to the extent that they are not in excess of the undistributed accumulated earnings attributable to an investee. Changes in investments in SCA’s are recorded as a change to the carrying value of the investment with a corresponding amount recorded directly to unrealized gain/loss (capital and surplus).

Surplus Notes

Surplus notes are reported as surplus rather than as liabilities as would be required under GAAP.

Nonadmitted Assets

Certain assets designated as “nonadmitted”, primarily net deferred tax assets and other assets not specifically identified as an admitted asset within the NAIC SAP, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that they are not impaired.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less and money market mutual funds. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

25

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

3. Accounting Changes and Corrections of Errors

The Company’s policy is to disclose as recent accounting pronouncements the adopted accounting guidance with a current year effective date that has been classified by the NAIC as a substantive change, as well as items classified as nonsubstantive changes that have had a material impact on the financial position or results of operations of the Company.

Recent Accounting Pronouncements

Effective December 31, 2018, the NAIC adopted revisions to SSAP No. 21, Other Admitted Assets. Revisions incorporated accounting guidance for structured settlement income streams acquired by insurers as investments. Periodic-certain structured settlements acquired in accordance with all state and federal laws are to be reported as admitted assets. The adoption of this guidance did not impact the financial position or results of operations of the Company.

Effective January 1, 2018, the NAIC adopted revisions to SSAP No. 100, Fair Value, which allow net asset value (NAV) per share as a practical expedient to fair value, either when specifically named in a SSAP or when specific conditions exist. The revisions adopt ASU 2009-12: Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent) and ASU 2015-07: Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent). The adoption of this guidance did not impact the financial position or results of operations of the Company as the Company does not use NAV as a practical expedient.

Prior Period Correction

During 2018, management identified and corrected errors in the calculation of Related Party balances received and paid. Amounts received from related parties for 2017 and 2016 were understated by $207,569 and $202,159, respectively. Amounts paid to related parties for 2017 and 2016 were understated by $167,018 and $193,093, respectively. This is reflected in the Related Party disclosure in Note 13. The error did not affect any other footnotes or the financial statements.

Change in Accounting Principles

The Company has certain liabilities associated with financial instruments activity including securities lending collateral payable, derivative cash collateral payable, and dollar repurchase agreements. During 2018, Management determined that including these liabilities as part of Note 4 provides the user improved clarity, information, and usefulness. This change is noted as a change in accounting principle and was implemented on a prospective basis beginning in 2018.

Reclassifications

The Company reclassified certain balances within the statutory basis financial statement presentation on the Balance Sheets, Statements of Operations and Statements of Cash Flows to better align with industry practice. All prior period amounts were reclassified to conform with the current period presentation. The Company did not change any financial statement totals reported in the prior periods as a result of reclassifications.

26

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

4. Fair Values of Financial Instruments

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

27

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 -	Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 -

Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments is either reported at fair value or amortized cost (which approximates fair value). Cash is not included in the below tables.

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indices, third-party pricing services, brokers, external fund managers and internal models.

Fair values for fixed maturity securities (including redeemable preferred stock) actively traded are determined from third-party pricing services, which are determined as discussed above in the description of Level 1 and Level 2 values within the fair value hierarchy. For fixed maturity

28

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from third-party pricing services, or are based on non-binding broker quotes or internal models. In the case of private placements, fair values are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Real Estate: Real estate held for sale is typically valued utilizing independent external appraisers in conjunction with reviews by qualified internal appraisers. Valuations are primarily based on active market prices, adjusted for any difference in the nature, location or condition of the specific property. If such information is not available, other valuation methods are applied, considering the value that the property’s net earning power will support, the value indicated by recent sales of comparable properties and the current cost of reproducing or replacing the property.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds were determined primarily by using indices, third-party pricing services and internal models.

Derivative Financial Instruments: The fair value of futures and forwards are based upon the latest quoted market price & spot rates at the balance sheet date. The estimated fair values of equity and interest rate options (calls, puts, caps) are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including equity, interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair values of credit default swaps are based upon active market data, including interest rate quotes, credit spreads, and recovery rates, which are then used to calculate probabilities of default for the fair value calculation. The Company accounts for derivatives that receive and pass hedge accounting in the same manner as the underlying hedged instrument. If that instrument is held at amortized cost, then the derivative is also held at amortized cost.

Policy Loans: The book value of policy loans is considered to approximate the fair value of the loan, which is stated at unpaid principal balance.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short-term and long-term debt instruments. The fair values of these investments are determined using the methods described above under Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices when available. When not available, they are primarily valued either using third-party pricing services or are valued in the same manner as the general account assets as further described in this note. However, some separate account assets are valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or

29

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

internal modeling which utilizes input that are not market observable. The fair value of separate account annuity liabilities is based on the account value for separate accounts business without guarantees. For separate accounts with guarantees, fair value is based on discounted cash flows.

Investment Contract Liabilities: Fair value for the Company’s liabilities under investment contracts, which include deferred annuities and GICs, are estimated using discounted cash flow calculations. For those liabilities that are short in duration, carrying amount approximates fair value. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values. These are included in the Investment Contract Liabilities.

The Company accounts for its investments in affiliated common stock in accordance with SSAP No. 97, as such, they are not included in the following disclosures.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

30

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables set forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments, including those not measured at fair value in the balance sheets, as of December 31, 2018 and 2017, respectively:

	December 31, 2018
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,857,985	$1,857,985	$1,333,140	$524,845	$–	$–
Short-term notes receivable from affiliates	261,000	261,000	–	261,000	–	–
Bonds	27,150,574	26,467,809	6,777,150	19,937,391	436,033	–
Preferred stocks, other than affiliates	91,213	97,382	–	88,216	2,997	–
Common stocks, other than affiliates	171,979	171,979	15,401	6	156,572	–
Mortgage loans on real estate	4,621,578	4,574,654	–	–	4,621,578	–
Other invested assets	240,960	214,317	–	229,234	11,726	–
Derivative assets:
Options	835,056	835,056	–	835,056	–	–
Interest rate swaps	708,359	708,707	–	708,359	–	–
Currency swaps	15,288	15,495	–	15,288	–	–
Credit default swaps	48,036	49,219	–	48,036	–	–
Equity swaps	278,712	278,712	–	278,712	–	–
Interest rate futures	20,473	20,473	20,473	–	–	–
Equity futures	15,386	15,386	15,386	–	–	–
Derivative assets total	1,921,310	1,923,048	35,859	1,885,451	–	–
Policy loans	551,658	551,658	–	551,658	–	–
Securities lending reinvested collateral	1,507,848	1,507,848	71,045	1,436,803	–	–
Separate account assets	71,293,672	71,273,648	67,626,229	3,663,620	3,823	–

Liabilities
Investment contract liabilities	12,930,349	12,022,177	–	243,143	12,687,205	–
Derivative liabilities:
Options	314,840	314,840	–	314,840	–	–
Interest rate swaps	366,016	580,625	–	366,016	–	–
Currency swaps	1,706	645	–	1,706	–	–
Credit default swaps	(1,311)	12,827	–	(1,311)	–	–
Equity swaps	16,512	16,512	–	16,512	–	–
Interest rate futures	6,730	6,730	6,730	–	–	–
Equity futures	870	870	870	–	–	–
Derivative liabilities total	705,363	933,049	7,600	697,763	–	–
Dollar repurchase agreements	204,253	204,253	–	204,253	–	–
Payable for securities lending	1,670,537	1,670,537	–	1,670,537	–	–
Payable for derivative cash collateral	1,179,032	1,179,032	–	1,179,032	–	–
Separate account annuity liabilities	66,262,464	66,264,300	3,069	66,222,440	36,955	–

31

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2017
	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)
Admitted assets
Cash equivalents and short-term investments, other than affiliates	$1,654,664	$1,654,682	$1,077,469	$577,195	$–	$–
Short-term notes receivable from affiliates	168,300	168,300	–	168,300	–	–
Bonds	30,396,348	28,033,583	8,822,765	20,934,757	638,826	–
Preferred stocks, other than affiliates	94,950	96,276	–	91,770	3,180	–
Common stocks, other than affiliates	203,091	203,091	5,320	20	197,751	–
Mortgage loans on real estate	4,330,683	4,202,142	–	–	4,330,683	–
Other invested assets	250,440	212,466	–	244,488	5,952	–
Derivative assets:
Options	170,119	170,119	–	170,119	–	–
Interest rate swaps	574,599	574,448	–	541,454	33,145	–
Currency swaps	8,349	10,269	–	8,349	–	–
Credit default swaps	55,537	36,620	–	55,537	–	–
Equity swaps	9,760	9,760	–	9,760	–	–
Policy loans	580,338	580,338	–	580,338	–	–
Securities lending reinvested collateral	2,460,919	2,460,919	–	2,460,919	–	–
Separate account assets	80,149,650	80,096,666	76,888,437	3,253,417	7,796	–

Liabilities
Investment contract liabilities	12,427,585	11,460,334	–	251,404	12,176,181	–
Derivative liabilities:
Options	45,443	45,443	–	45,443	–	–
Interest rate swaps	305,657	438,194	–	303,184	2,473	–
Currency swaps	5,041	2,776	–	5,041	–	–
Credit default swaps	(12,107)	23,526	–	(12,107)	–	–
Equity swaps	284,921	284,921	–	284,921	–	–
Separate account annuity liabilities	74,664,347	74,665,853	1,550	74,619,387	43,410	–

32

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2018 and 2017:

	2018
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$26,472	$8,205	$34,677
Hybrid securities	–	2,282	–	2,282

Total bonds	–	28,754	8,205	36,959

Preferred stock
Industrial and miscellaneous	–	1,601	2,997	4,598

Total preferred stock	–	1,601	2,997	4,598

Common stock
Mutual funds	12,648	–	–	12,648
Industrial and miscellaneous	2,753	6	156,572	159,331

Total common stock	15,401	6	156,572	171,979

Cash equivalents and short-term
Mutual funds	1,333,140	–	–	1,333,140

Total cash equivalents and short-term	1,333,140	–	–	1,333,140

Securities lending reinvested collateral	71,045	–	–	71,045
Derivative assets	35,859	1,828,844	–	1,864,703
Separate account assets	67,486,247	3,103,229	3,823	70,593,299

Total assets	$68,941,692	$4,962,434	$171,597	$74,075,723

Liabilities:
Derivative liabilities	$7,600	$772,387	$–	779,987
Separate account liabilities	3,069	–	–	3,069

Total liabilities	$10,669	$772,387	$–	$783,056

33

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$–	$21,438	$14,618	$36,056

Total bonds	–	21,438	14,618	36,056

Preferred stock
Industrial and miscellaneous	–	1,964	3,180	5,144

Total preferred stock	–	1,964	3,180	5,144

Common stock
Mutual funds	–	5	–	5
Industrial and miscellaneous	5,320	15	197,751	203,086

Total common stock	5,320	20	197,751	203,091

Cash equivalents and short-term
Government	–	69,167	–	69,167
Money market mutual funds	1,077,470	–	–	1,077,470

Total cash equivalents and short-term	1,077,470	69,167	–	1,146,637

Securities lending reinvested collateral	–	2,460,919	–	2,460,919
Derivative assets	–	721,333	31,703	753,036
Separate account assets	76,780,559	2,607,246	51,040	79,438,845

Total assets	$77,863,349	$5,882,087	$298,292	$84,043,728

Liabilities:
Derivative liabilities	$–	$679,730	$2,473	$682,203
Separate account liabilities	1,550	–	–	1,550

Total liabilities	$1,550	$679,730	$2,473	$683,753

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of level 3 are summarized in the schedule of changes in level 3 asset and liabilities. There were no material asset transfers between level 1 and level 2 or between level 2 and level 3 during the years ended December 31, 2018 and 2017.

Bonds classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Bonds classified as Level 3 are primarily those valued using non-binding broker quotes, which cannot be corroborated by other market observable data, or internal modeling which utilize significant inputs that are not market observable.

Preferred stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Preferred stock classified as Level 3 are internally valued using significant unobservable inputs.

Common stock classified as Level 2 are valued using inputs from third party pricing services or broker quotes. Common stock classified as Level 3 are comprised primarily of shares in the Federal Home Loan Bank (FHLB) of Des Moines, which are valued at par as a proxy for fair value as a result of restrictions that allow redemptions only by FHLB.

Cash equivalents and short-term investments classified as level 1 are primarily money market mutual funds and are measured at fair value. For those securities with a pricing source of ‘amortized cost’; amortized cost is a proxy for fair value.

34

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Securities lending reinvested in collateral is valued and classified in the same way as the underlying collateral, which is primarily composed of short-term investments.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades, or external pricing services. Derivatives classified as Level 3 represent interest rate swaps calculated by simulation using a series of market-consistent inputs to model the dynamics of the swap. The inputs are taken from market instruments to the extent that they exist.

Separate account assets and liabilities are valued and classified in the same way as general account assets and liabilities (described above).

The following tables summarize the changes in assets classified as Level 3 for 2018 and 2017:

	Beginning Balance at January 1, 2018	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)

Bonds
Government	$–	$–	$–	$(3)	$3
RMBS	–	–	–	(26)	26
Other	14,619	–	5,465	108	423
Preferred stock	3,180	–	–	–	(754)
Common stock	197,751	–	270	(2,000)	3,398
Other long term	–	920	1,040	–	(310)
Derivatives	29,230	–	–	(84,445)	(29,230)
Separate account assets	51,040	1,394	249	(43,234)	(77)

Total	$295,820	$2,314	$7,024	$(129,600)	$(26,521)

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2018

Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	–	–
Other	–	–	–	1,479	8,206
Preferred stock	828	–	259	–	2,997
Common stock	–	216	42,400	123	156,572
Other long term	430	–	–	–	–
Derivatives	–	–	(3,869)	(80,576)	–
Separate account assets	100	–	3,490	1,660	3,824

Total	$1,358	$216	$42,280	$(77,314)	$171,598

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

35

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Beginning Balance at January 1, 2017	Transfers in (Level 3)	Transfers out (Level 3)	Total Gains (Losses) Included in Net income (a)	Total Gains (Losses) Included in Surplus (b)
Bonds
Government	$–	$–	$–	$(8)	$8
RMBS	–	–	–	(30)	30
Other	18,746	2,571	2,555	2	1,306
Preferred stock	3,153	–	–	–	(518)
Common stock	192,928	7	6	(2,246)	1,896
Derivatives	(358,974)	457	–	(174,683)	387,747
Separate account assets	45,420	3,249	2,719	16	4,887

Total	$(98,727)	$6,284	$5,280	$(176,949)	$395,356

	Purchases	Issuances	Sales	Settlements	Ending Balance at December 31, 2017
Bonds
Government	$–	$–	$–	$–	$–
RMBS	–	–	–	–	–
Other	$–	$6,082	$–	$11,533	$14,619
Preferred stock	546	–	–	–	3,180
Common stock	155	12,164	1,000	6,148	197,750
Derivatives	–	–	(8,536)	(166,147)	29,230
Separate account assets	5,393	–	755	4,452	51,040

Total	$6,094	$18,246	$(6,781)	$(144,014)	$295,819

(a) Recorded as a component of Net Realized Capital Gains (Losses) on Investments in the Statements of Operations

(b) Recorded as a component of Change in Net Unrealized Capital Gains (Losses) in the Statements of Changes in Capital and Surplus

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Nonrecurring fair value measurements

As indicated in Note 2, real estate held for sale is measured at the lower of carrying amount or fair value less cost to sell. As of December 31, 2018, the Company held no properties as held-for-sale, where fair value was less than its carrying value. As of December 31, 2018, the Company held two properties as held-for sale, where carrying amount of $15,168 was equal to fair value.

Fair value was determined by utilizing an external appraisal following the sales comparison approach. The fair value measurements are classified as Level 3 as the comparable sales and adjustments for the specific attributes of these properties are not market observable inputs.

36

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

5. Investments

Bonds and Stocks

The carrying amounts and estimated fair value of investments in bonds and stocks are as follows:

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2018
Bonds:
United States Government and agencies	$6,387,028	$246,948	$121,683	$6,512,293
State, municipal and other government	732,171	34,020	18,984	747,207
Hybrid securities	249,112	13,176	7,196	255,092
Industrial and miscellaneous	15,065,090	711,594	368,812	15,407,872
Mortgage and other asset-backed securities	4,034,408	257,889	64,185	4,228,112
Total bonds	26,467,809	1,263,627	580,860	27,150,576
Unaffiliated preferred stocks	97,382	3,022	9,191	91,213
Total	$26,565,191	$1,266,649	$590,051	$27,241,789

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$154,552	$18,557	$1,130	$171,979

	Book Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2017
Bonds:
United States Government and agencies	$7,991,164	$647,439	$91,438	$8,547,165
State, municipal and other government	649,273	64,326	4,664	708,935
Hybrid securities	315,345	44,852	11,156	349,041
Industrial and miscellaneous	14,674,617	1,528,517	66,209	16,136,925
Mortgage and other asset-backed securities	4,403,184	298,152	47,054	4,654,282
Total bonds	28,033,583	2,583,286	220,521	30,396,348
Unaffiliated preferred stocks	96,276	5,552	6,878	94,950
	$28,129,859	$2,588,838	$227,399	$30,491,298

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Unaffiliated common stocks	$187,538	$15,572	$19	$203,091

37

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The carrying amount and estimated fair value of bonds at December 31, 2018, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	2018
December 31:	Carrying Value	Fair Value
Due in one year or less	$694,758	$701,949
Due after one year through five years	4,349,981	4,351,741
Due after five years through ten years	5,340,061	5,500,383
Due after ten years	12,048,601	12,368,391

	22,433,401	22,922,464
Mortgage and other asset-backed securities	4,034,408	4,228,112

	$26,467,809	$27,150,576

The estimated fair value of bonds, preferred stocks and common stocks with gross unrealized losses at December 31, 2018 and 2017 is as follows:

		2018

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$408,244	$25,720	$3,771,156	$95,963
State, municipal and other government	81,284	6,595	179,206	12,389
Hybrid securities	13,815	2,063	104,398	5,133
Industrial and miscellaneous	1,490,093	135,948	4,732,483	232,864
Mortgage and other asset-backed securities	762,982	37,966	793,414	26,219

Total bonds	2,756,418	208,292	9,580,657	372,568

Preferred stocks-unaffiliated	22,257	6,098	33,300	3,093
Common stocks-unaffiliated	–	–	11,083	1,130

Total	$2,778,675	$214,390	$9,625,040	$376,791

38

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017

	Equal to or Greater than 12 Months		Less than 12 Months

	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses

United States Government and agencies	$1,367,915	$89,250	$190,002	$2,188
State, municipal and other government	87,540	4,243	48,382	421
Hybrid securities	74,461	11,156	–	–
Industrial and miscellaneous	1,197,291	49,558	1,038,803	16,651
Mortgage and other asset-backed securities	615,787	31,026	746,813	16,028

Total bonds	3,342,994	185,233	2,024,000	35,288

Preferred stocks-unaffiliated	18,880	6,817	3,846	61
Common stocks-unaffiliated	–	–	549	19

	$3,361,874	$192,050	$2,028,395	$35,368

During 2018 and 2017, respectively, there were no loan-backed or structured securities with a recognized OTTI due to intent to sell or lack of intent and ability to hold for a period of time to recover the amortized cost basis. During 2016 there was $27,182 of loan-backed structured securities with a recognized OTTI due to the inability or lack of intent and ability to hold for a period of time to recover the amortized cost basis.

For loan-backed and structured securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield, in 2018, 2017 and 2016 the Company recognized OTTI of $4,339, $7,960 and $17,321, respectively.

39

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following loan-backed and structured securities were held at December 31, 2018, for which an OTTI was recognized during the current reporting period:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
059515AC0	$2,646	$2,494	$152	$2,494	$2,214	3/31/2018
14984WAA8	1,740	1,678	62	1,678	1,530	3/31/2018
3622EEAA0	6,023	5,988	35	5,988	6,022	3/31/2018
52522QAM4	41,713	41,166	547	41,166	40,475	3/31/2018
65536PAA8	648	636	12	636	491	3/31/2018
48123HAA1	259	248	11	248	82	3/31/2018
126380AA2	5,069	5,069	(0)	5,069	5,287	3/31/2018
05950WAM0	1,425	1,172	253	1,172	1,189	06/30/2018
059515AC0	2,368	2,335	33	2,335	2,072	06/30/2018
65536PAA8	622	440	182	440	476	06/30/2018
48123HAA1	239	–	239	–	56	09/30/2018
225470FJ7	1,142	1,106	36	1,106	1,084	12/31/2018
22944BCX4	54,890	54,108	782	54,108	49,073	12/31/2018
36828QQK5	4,500	2,505	1,995	2,505	4,326	12/31/2018

			$4,339

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2018 and 2017 is as follows:

	2018		2017
	Losses 12 Months or More	Losses Less Than 12 Months	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31:
The aggregate amount of unrealized losses	$37,966	$39,883	$31,010	$29,380
The aggregate related fair value of securities with unrealized losses	762,982	815,146	614,741	770,935

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 610 and 468 securities with a carrying amount of $2,993,065 and $3,553,923, and an unrealized loss of $214,390 and $192,050 with an average price of 92.8 and 93.9 (fair value/amortized cost). Of this portfolio, 90.7% and 89.7% were investment grade with associated unrealized losses of $161,075 and $141,101, respectively.

At December 31, 2018 and 2017, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 1,323 and 504 securities with a carrying amount of $9,989,618 and $2,063,194 and an unrealized loss of $375,662 and

40

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

$35,349 with an average price of 96.2 and 97.3 (fair value/amortized cost). Of this portfolio, 89.6% and 87.4% were investment grade with associated unrealized losses of $291,872 and $27,177, respectively.

At December 31, 2018 and 2017, respectively, there were no common stocks that have been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2018 and 2017, respectively, for common stocks that have been in a continuous loss position for less than twelve months, the Company held 13 and 5 securities with a cost of $12,212 and $592 and an unrealized loss of $1,130 and $43 with an average price of 90.8 and 92.8 (fair value/cost).

The following structured notes were held at December 31, 2018 and 2017:

December 31, 2018
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
912810QV3	$14,974	$14,436	$16,404	NO
912810RA8	772,522	875,159	856,899	NO
912810RL4	1,145,407	1,169,921	1,230,189	NO
44965TAA5	5,822	5,137	5,829	NO
44965UAA2	3,605	3,047	3,606	NO

Total	$1,942,330	$2,067,700	$2,112,927

December 31, 2017
CUSIP Identification	Actual Cost	Fair Value	Book /Adjusted Carrying Value	Mortgage- Referenced Security (YES/NO)
44965TAA5	$4,296	$4,802	$4,301	NO
44965UAA2	205	241	205	NO
912810QV3	14,974	15,644	16,022	NO
912810RA8	772,522	951,760	831,117	NO
912810RL4	1,195,281	1,333,989	1,249,924	NO

Total	$1,987,278	$2,306,436	$2,101,569

41

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides the number of 5GI securities, aggregate book adjusted carrying value and aggregate fair value by investment type:

	Number of 5GI Securities	Book /Adjusted Carrying Value	Fair Value
December 31, 2018
Bond, amortized cost	3	$29,647	$29,725
Loan-backed and structured securities, amortized cost	1	8	8
Preferred stock, amortized cost	1	2,996	2,996

Total	5	$32,651	$32,729

December 31, 2017
Bond, amortized cost	4	$33,531	$35,359
Loan-backed and structured securities, amortized cost	1	9	9

Total	5	$33,540	$35,368

During 2018 and 2017, the Company sold, redeemed or otherwise disposed of 152 and 112 securities as a result of a callable feature which generated investment income of $17,409 and $44,912 as a result of a prepayment penalty and/or acceleration fee.

Proceeds from sales and other disposals of bonds and preferred stock and related gross realized capital gains and losses are reflected in the following table. The amounts exclude maturities and include transfers associated with reinsurance agreements.

	Year Ended December 31
	2018	2017	2016
Proceeds	$5,597,099	$17,928,678	$11,073,491

Gross realized gains	$73,153	$2,373,050	$167,936
Gross realized losses	(207,526)	(151,088)	(120,206)

Net realized capital gains (losses)	$(134,373)	$2,221,962	$47,730

The Company had gross realized losses, which relate to losses recognized on other-than-temporary declines in the fair value of bonds and preferred stocks, for the years ended December 31, 2018, 2017 and 2016 of $10,795, 19,101 and $40,319 respectively.

At December 31, 2018 and 2017, the Company had no investments in restructured securities.

42

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Mortgage Loans

The credit quality of mortgage loans by type of property for the years ended December 31, 2018 and 2017 were as follows:

December 31, 2018
	Farm	Commercial	Total
AAA - AA	$219	$2,619,855	$2,620,074
A	42,814	1,734,474	1,777,288
BBB	6,690	157,753	164,443
BB	8,730	4,119	12,849
B	–	–	–

	$58,453	$4,516,201	$4,574,654

December 31, 2017
	Farm	Commercial	Total
AAA - AA	$16,247	$2,421,619	$2,437,866
A	41,447	1,549,298	1,590,745
BBB	–	125,975	125,975
BB	–	16,144	16,144
B	8,912	49,118	58,030

	$66,606	$4,162,154	$4,228,760

The credit quality for commercial and farm mortgage loans was determined based on an internal credit rating model which assigns a letter rating to each mortgage loan in the portfolio as an indicator of the credit quality of the mortgage loan. The internal credit rating model was designed based on rating agency methodology, then modified for credit risk associated with the Company’s mortgage lending process, taking into account such factors as projected future cash flows, net operating income, and collateral value. The model produces a credit rating score and an associated letter rating which is intended to align with S&P ratings as closely as possible. Information supporting the credit risk rating process is updated at least annually.

During 2018, the Company issued mortgage loans with a maximum interest rate of 5.57% and a minimum interest rate of 3.95% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2018 at the time of origination was 69%. During 2017, the Company issued mortgage loans with a maximum interest rate of 7.35% and a minimum interest rate of 3.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2017 at the time of origination was 77%. During 2016, the Company issued mortgage loans with a maximum interest rate of 8.71% and a minimum interest rate of 3.00% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated or acquired during the year ending December 31, 2016 at the time of origination was 91%.

43

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2018 and 2017, the Company did not reduce the interest rate on any outstanding mortgage loans.

The age analysis of mortgage loans and identification in which the Company is a participant or co-lender in a mortgage loan agreement is as follows for December 31, 2018 and 2017.

	Farm	Commercial
		Insured	All Other	Total
December 31, 2018
Recorded Investment (All)
(a) Current	$50,576	$–	$4,435,184	$4,485,760
(b) 30-59 Days Past Due	–	–	–	–
(c) 60-89 Days Past Due	–	–	57,005	57,005
(d) 90-179 Days Past Due	7,875	–	–	7,875
(e) 180+ Days Past Due	–	–	24,014	24,014
Accruing interest 90-179 days past due
(a) Recorded investment	7,876	–	–	7,876
(b) Interest accrued	96	–	–	96
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$31,524	$–	$1,286,604	$1,318,128

		Commercial
	Farm	Insured	All Other	Total
December 31, 2017
Recorded Investment (All)
(a) Current	$66,606	$–	$4,153,714	$4,220,320
(b) 30-59 Days Past Due	–	–	3,641	3,641
(c) 60-89 Days Past Due	–	–	–	–
(d) 90-179 Days Past Due	–	–	–	–
(e) 180+ Days Past Due	–	–	4,799	4,799
Participant or Co-lender in
Mortgage Loan Agreement
(a) Recorded Investment	$34,964	$–	$1,252,751	$1,287,715

At December 31, 2018 and 2017, respectively, multiple mortgage loans with a carrying value of $24,014 and $4,799 were non-income producing for the previous 180 days. There was no accrued interest related to these mortgage loans at December 31, 2018 or 2017. The Company has a mortgage or deed of trust on the property thereby creating a lien which gives it the right to take possession of the property (among other things) if the borrower fails to perform according to the terms of the loan documents. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property. At December 31, 2018 and 2017 there were no taxes, assessments and other amounts advanced and not included in the mortgage loan total.

At December 31, 2018 and 2017, respectively, the Company held $0 and $49,118 in impaired loans with related allowance for credit losses of $0 and $26,618. There were no impaired mortgage loans held without an allowance for credit losses as of December 31, 2018 and 2017, respectively. There were no mortgage loans subject to participant or co-lender mortgage loan agreements for which the Company is restricted from unilaterally foreclosing on the mortgage loans. The average recorded investment in impaired loans during 2018 and 2017 was $49,118 and $10,793, respectively.

44

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2018	2017	2016
Balance at beginning of period	$26,618	$1,421	$1,569
Additions, net charged to operations	–	26,618	174
Recoveries in amounts previously charged off	(26,618)	(1,421)	(322)

Balance at end of period	$–	$26,618	$1,421

As of December 31, 2018 and 2017, the Company had no mortgage loans derecognized as a result of foreclosure.

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. For the years ended December 31, 2018, 2017 and 2016, respectively, the Company recognized $852, $5,359 and $677 of interest income on impaired loans. Interest income of $860, $2,806 and $786, respectively, was recognized on a cash basis for the years ended December 31, 2018, 2017 and 2016.

At December 31, 2018 and 2017, the Company held a mortgage loan loss reserve in the AVR of $46,231 and $42,871, respectively.

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution			Property Type Distribution
	December 31			December 31
	2018	2017		2018	2017
Pacific	28%	28%	Apartment	47%	46%
South Atlantic	22	20	Retail	21	23
Middle Atlantic	16	18	Office	16	17
W. North Central	8	8	Industrial	12	9
E. North Central	8	6	Other	2	2
W. South Central	7	8	Agricultural	1	2
Mountain	6	7	Medical	1	1
E. South Central	4	4
New England	1	1

45

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018, 2017 and 2016, the Company had mortgage loans with a total net admitted asset value of $23,144, $83,445 and $81,895, respectively, which had been restructured in accordance with SSAP No. 36, Troubled Debt Restructuring. There were no realized losses during the years ended December 31, 2018, 2017 and 2016 related to such restructurings. At December 31, 2018 there were no commitments to lend additional funds to debtors owing receivables, however, there was one such commitment at December 31, 2017 for $3,000.

Real Estate

The fair value of property is determined based on an appraisal from a third-party appraiser, along with information obtained from discussions with internal asset managers and a listing broker regarding recent comparable sales data and other relevant property information. Impairment losses of $26,231, $4,033 and $7,500 were taken on real estate in 2018, 2017 and 2016, respectively, to write the book value down to the current fair value, and included in net realized capital gains (losses), within the Summary of Operations, for the year ended December 31, 2018.

As of December 31, 2018, there are 9 properties classified as held for sale. The Company is working with an external commercial real estate advisor firm to actively market the properties and negotiate with potential buyers. During 2018, 6 properties classified as held for sale were disposed of resulting in a net realized gain of $4,579, which was included in net realized capital gains (losses) within the Summary of Operations.

The Company also disposed of other properties during 2018 resulting in net realized gains of $26,756. Two properties were disposed of during 2017 resulting in a realized loss of ($69).

The carrying value of the Company’s real estate assets at December 31, 2018 and 2017 was as follows:

	2018	2017
Home office properties	$52,466	$84,719
Investment properties	18,953	104,325
Properties held for sale	43,027	–
	$114,446	$189,044

Accumulated depreciation on real estate at December 31, 2018 and 2017, was $72,083 and $71,624, respectively.

Other Invested Assets

During 2018, the Company recorded impairments of $3,363, $10,619, and $54,902 throughout 2018, 2017, and 2016. These impairments were primarily related to private equity funds, except for 2017, which also included an impairment for a tax credit fund. The impairments were taken because the decline in fair value of the funds were deemed to be other than temporary and a recovery in value from the remaining underlying investments in the funds were not anticipated. These write-downs are included in net realized capital gains (losses) within the statement of operations.

46

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

During 2017, the Company reassigned its ownership interest in the Prisma Spectrum Fund for an additional interest in the Zero Beta Fund in the amount of $62,567, which resulted in a realized gain of $16,974.

Tax Credits

At December 31, 2018, the Company had ownership interests in forty-seven LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to sixteen years. The amount of contingent equity commitments expected to be paid during the years 2019 to 2029 is $55,107. Other LIHTC tax benefits recognized during 2018 was $76,141. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

At December 31, 2017, the Company had ownership interests in forty-nine LIHTC investments. The remaining years of unexpired tax credits ranged from one to eleven, and the properties were not subject to regulatory review. The length of time remaining for holding periods ranged from one to seventeen years. The amount of contingent equity commitments expected to be paid during the years 2018 to 2029 is $38,608. LIHTC tax credits recognized during 2017 was $12,366. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The following tables provide the carrying value of transferable state tax credits gross of any related tax liabilities and total unused transferable tax credits by state and in total as of December 31, 2018 and 2017:

		December 31, 2018
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount	*
Low-Income Housing Tax Credits	MA	$3,880	$6,220
Economic Redevelopment and Growth Tax Credits	NJ	3,994	20,948

Total		$7,874	$27,168

		December 31, 2017
Description of State Transferable and Non- transferable Tax Credits	State	Carrying Value	Unused Amount
Low-Income Housing Tax Credits	MA	$1,332	$7,400
Economic Redevelopment and Growth Tax Credits	NJ	2,982	14,449

Total		$4,314	$21,849

*The	unused amount reflects credits that the Company deems will be realizable in the period 2019-2030.

The Company did not have any non-transferable state tax credits.

The Company estimated the utilization of the remaining state transferable tax credits by projecting a future tax liability based on projected premium, tax rates and tax credits, and comparing the projected future tax liability to the availability of remaining state transferable tax credits. The Company had no impairment losses related to state transferable tax credits.

47

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Derivatives

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets (cash or securities) on the Company’s behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty. If the net fair value of all contracts with this counterparty is negative, then the Company is required to post similar assets (cash or securities). Fair value of derivative contracts, aggregated at a counterparty level at December 31, was as follows:

	2018	2017
Fair value - positive	$2,109,376	$1,098,479
Fair value - negative	(893,430)	(909,070)

At December 31, 2018, 2017 and 2016, the Company has recorded unrealized gains (losses) of $829,565 ($120,083) and ($591,186), respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. The Company did not recognize any unrealized gains or losses during 2018, 2017 and 2016 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

The maximum term over which the Company is hedging its exposure to the variability of future cash flows is approximately 25 years for forecasted hedge transactions. At December 31, 2018 and 2017, none of the Company’s cash flow hedges have been discontinued as it was probable that the original forecasted transactions would occur by the end of the originally specified time period documented at inception of the hedging relationship. As of December 31, 2018 and 2017, the Company has accumulated deferred gains in the amount of $0 and $1,898, respectively, related to the termination of swaps that were hedging forecasted transactions. It is expected that these gains will be used as basis adjustments on future asset purchases expected to transpire throughout 2019.

48

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Summary of realized gains (losses) by derivative type for year-end December 31, is as follows:

	2018	2017	2016

Options:
Calls	$45,514	$2,067	$1,524
Caps	–	(1,203)	–
Puts	(38,626)	(1,337)	10,700

Total options	$6,888	$(473)	$12,224

Swaps:
Interest rate	$(296,623)	$307,519	$642,433
Credit	(14,247)	10,107	3,046
Foreign exchange	–	–	(2,959)
Total return	(198,766)	(1,412,666)	(510,883)

Total swaps	$(509,636)	$(1,095,040)	$131,637

Futures - net positions	(263,032)	59,052	(337,977)
Lehman settlements	537	1,195	1,241

Total realized gains (losses)	$(765,243)	$(1,035,266)	$(192,875)

Fair value of replicated assets and credit default swaps (as underlying), as of December 31, is as follows:

	2018	2017	2016
Replicated assets	$3,685,810	$3,568,730	$4,576,931
Credit default swaps	40,443	71,130	41,602
Interest rate swaps	2,188	(27,891)	(73,920)

Capital gains (losses) related to credit swap transactions (which are primarily replication transactions), as of December 31, is as follows:

	2018	2017	2016
Capital gains (losses)	$(4,435)	$10,107	$3,046

As stated in Note 2, the Company replicates investment grade corporate bonds, sovereign debt, or commercial mortgage backed securities by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, a payment equal to the notional amount of the contract, less any potential recoveries as determined by the underlying agreement, will be made by the Company to the counterparty to the swap.

49

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following tables present the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at December 31, 2018 and 2017:

		2018

Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)

AAA/AA/A	1
Single name credit default swaps (3)		$5,252	$453,085	2.6
Credit default swaps referencing indices		(109)	10,000	40.9

Subtotal		5,143	463,085	3.4

BBB	2
Single name credit default swaps (3)		28,016	1,754,450	2.7
Credit default swaps referencing indices		7,750	897,000	3.2

Subtotal		35,766	2,651,450	2.9

BB	3
Single name credit default swaps (3)		2,655	135,500	2.6
Credit default swaps referencing indices		-	-	-

Subtotal		2,655	135,500	2.6

B	4
Single name credit default swaps (3)		(2,809)	27,000	2.7
Credit default swaps referencing indices		-	-	-

Subtotal		(2,809)	27,000	2.7

CCC and lower	5
Single name credit default swaps (3)		(312)	5,000	1.0
Credit default swaps referencing indices		-	-	-

Subtotal		(312)	5,000	1.0

In or near default	6
Single name credit default swaps (3)		-	-	-
Credit default swaps referencing indices		-	-	-

Subtotal		-	-	-

Total		$40,443	$3,282,035	3.0

50

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		2017
Rating Agency Designation of Referenced Credit Obligations (1)	NAIC Designation	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
AAA/AA/A	1
Single name credit default swaps (3)		$55,569	$2,051,835	3.0
Credit default swaps referencing indices		13,655	665,000	4.3
Subtotal		69,224	2,716,835	3.3
BBB	2
Single name credit default swaps (3)		1,907	75,000	2.2
Credit default swaps referencing indices		-	-
Subtotal		1,907	75,000	2.2
BB	3
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
B	4
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
CCC and lower	5
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
In or near default	6
Single name credit default swaps (3)		-	-
Credit default swaps referencing indices		-	-
Subtotal		-	-
Total		$71,131	$2,791,835	3.3

(1)

The rating agency designations are based on availability and the blending of the applicable ratings among Moody’s Investors Service (“Moody’s”), Standard and Poor’s Rating Services (“S&P”), and Fitch Ratings. If no rating is available from a rating agency, then an internally derived rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average notional amounts.

(3)	Includes corporate, foreign government and state entities.

The Company may enter into credit default swaps to purchase credit protection on certain of the referenced credit obligations in the table above. At December 31, 2018, the maximum amounts of potential future recoveries available to offset the $3,282,035 from the table above were $0. At December 31, 2017, the maximum amounts of potential future recoveries available to offset the $2,791,835 from the table above were $10,000.

51

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the Company’s outstanding derivative instruments, shown in notional or contract amounts and fair value, are summarized as follows:

	Contract or Notional Amount*		Fair Value
	2018	2017	2018	2017
Derivative assets:
Credit default swaps	$2,379,467	$1,435,700	$48,036	$55,537
Currency swaps	129,622	57,608	15,288	8,349
Equity futures	17	(2)	15,386	–
Equity swaps	3,668,687	408,478	278,712	9,760
Interest rate futures	38	30	20,473	–
Interest rate swaps	24,837,035	20,767,735	708,359	574,599
Options	19,736,876	13,536,702	835,056	170,119
Derivative liabilities:
Credit default swaps	1,262,568	1,756,135	(1,311)	(12,107)
Currency swaps	18,459	41,865	1,706	5,041
Equity futures	(1)	–	870	–
Equity swaps	136,057	5,444,454	16,512	284,921
Interest rate futures	(17)	–	6,730	–
Interest rate swaps	15,034,996	13,175,966	366,016	305,657
Options	(3,466,359)	(7,052,116)	314,840	45,443

*Futures	are presented in contract format. Swaps and options are presented in notional format.

52

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Restricted Assets

The following tables show the pledged or restricted assets as of December 31, 2018 and 2017, respectively:

	Gross Restricted (Admitted & Nonadmitted) 2018
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A)	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total
Collateral held under security lending agreements	$1,669,762	$–	$–	$–	$1,669,762
Subject to repurchase agreements	205,405	–	–	–	205,405
Subject to dollar repurchase agreements	361,063	–	–	–	361,063
FHLB capital stock	133,400	–	–	–	133,400
On deposit with states	37,249	–	–	–	37,249
Pledged as collateral to FHLB (including assets backing funding agreements)	4,405,503	–	–	–	4,405,503
Pledged as collateral not captured in other categories	637,227	–	–	–	637,227
Other restricted assets	1,172,934	–	–	–	1,172,934

Total Restricted Assets	$8,622,543	$–	$–	$–	$8,622,543

	Gross (Admitted & Nonadmitted) Restricted				Percentage
Restricted Asset Category	Total From Prior Year (2017)	Increase/ (Decrease)	Total Nonadmitted Restricted	Total Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$2,461,167	$(791,405)	$–	$1,669,762	1.44%	1.44%
Subject to repurchase agreements	116,023	89,382	–	205,405	0.18%	0.18%
Subject to reverse repurchase agreements	–	–	–	–	0.00%	0.00%
Subject to dollar repurchase agreements	278,626	82,437	–	361,063	0.31%	0.31%
Subject to dollar reverse repurchase agreements	–	–	–	–	0.00%	0.00%
FHLB capital stock	175,800	(42,400)	–	133,400	0.11%	0.11%
On deposit with states	40,862	(3,613)	–	37,249	0.03%	0.03%
Pledged as collateral to FHLB (including assets backing funding agreements)	4,999,339	(593,836)	–	4,405,503	3.76%	3.76%
Pledged as collateral not captured in other categories	600,943	36,284	–	637,227	0.54%	0.54%
Other restricted assets	423,770	749,164	–	1,172,934	1.00%	1.00%

Total Restricted Assets	$9,096,530	$(473,987)	$–	$8,622,543	7.37%	7.37%

53

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The amounts reported as Other restricted assets in the table above represent assets held in trust related to reinsurance.

The following tables show the pledged or restricted assets in other categories as of December 31, 2018 and 2017, respectively:

	Gross (Admitted & Nonadmitted) Restricted 2018
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total
Derivatives	$587,361	$–	$–	$–	$587,361
Secured Funding Agreements	46,723	–	–	–	46,723
AMBAC	3,143	–	–	–	3,143

Total	$637,227	$–	$–	$–	$637,227

	Gross (Admitted & Nonadmitted) Restricted			Percentage

Description of Assets	Total From Prior Year (2017)	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives	$577,146	$10,215	$587,361	0.50%	0.50%
Secured Funding Agreements	19,943	26,780	46,723	0.04%	0.04%
AMBAC	3,854	(711)	3,143	0.00%	0.00%

Total	$600,943	$36,284	$637,227	0.54%	0.54%

The following tables show the collateral received and reflected as assets within the financial statements as of December 31, 2018 and 2017:

	2018
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$1,379,285	$1,379,285	3.05%	3.06%
Securities lending collateral assets	1,670,537	1,670,537	3.69	3.70
Other	3,999	3,999	0.01	0.01

Total Collateral Assets	$3,053,821	$3,053,821	6.75%	6.77%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,054,914	7.77%

54

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	2017
Collateral Assets	Carrying Value	Fair Value	% of CV to Total Assets (Admitted and Nonadmitted)	% of CV to Total Admitted Assets
Cash	$725,234	$725,235	1.55%	1.55%
Securities lending collateral assets	2,460,919	2,460,919	5.25	5.27
Other	9,974	9,973	0.02	0.02

Total Collateral Assets	$3,196,127	$3,196,127	6.82%	6.84%

	Amount	% of Liability to Total Liabilities
Recognized Obligation to return collateral asset	$3,197,011	7.97%

Net Investment Income

Detail of net investment income is presented below:

	Year Ended December 31
	2018	2017	2016
Income:
Bonds	$1,220,282	$1,597,423	$1,821,601
Preferred stocks	7,711	5,655	6,159
Common stocks	100,616	214,463	13,474
Mortgage loans on real estate	202,918	239,980	284,532
Real estate	20,190	20,862	22,698
Policy loans	38,144	39,825	41,872
Cash, cash equivalents and short-term	37,671	23,632	15,464
Derivatives	65,909	100,763	221,031
Other invested assets	72,460	294,772	81,017

Gross investment income	1,765,901	2,537,375	2,507,848
Less: investment expenses	201,761	167,604	142,071

Net investment income before amortization of IMR	1,564,140	2,369,771	2,365,777
Amortization of IMR	46,511	63,277	79,140

Net investment income	$1,610,651	$2,433,048	$2,444,917

55

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Realized Capital Gains (Losses)

Net realized capital gains (losses) on investments, including OTTI, are summarized below:

	Realized Year Ended December 31
	2018	2017	2016
Bonds	$(146,705)	$2,202,327	$(38,959)
Preferred stocks	1,539	535	933
Common stocks	(3,690)	(1,978)	885
Mortgage loans on real estate	(25,561)	89,463	145
Real estate	5,104	(4,101)	(3,377)
Cash, cash equivalents and short-term investments	(41)	(185)	131
Derivatives	(765,780)	(1,036,461)	(185,514)
Other invested assets	113,193	117,051	(143,751)

Change in realized capital gains (losses), before taxes	(821,941)	1,366,651	(369,507)
Federal income tax effect	6,082	(197,793)	(7,059)
Transfer from (to) interest maintenance reserve	129,505	(1,711,437)	69,383

Net realized capital gains (losses) on investments	$(686,354)	$(542,579)	$(307,183)

Unrealized Capital Gains (Losses)

The changes in net unrealized capital gains and losses on investments, including the changes in net unrealized foreign capital gains and losses were as follows:

	Change in Unrealized
	Year Ended December 31
	2018	2017	2016

Bonds	$34,974	$64,814	$87,348
Preferred stocks	(859)	(564)	(102)
Common stocks	1,874	1,468	95
Affiliated entities	157,530	398,521	420,679
Mortgage loans on real estate	26,618	(25,197)	149
Cash equivalents and short-term investments	143	8	(141)
Derivatives	1,052,471	(73,945)	(282,801)
Other invested assets	32,650	180,441	44,126

Change in unrealized capital gains (losses), before taxes	1,305,401	545,546	269,353
Taxes on unrealized capital gains (losses)	(54,921)	124,074	(202,078)

Change in unrealized capital gains (losses), net of tax	$1,250,480	$669,620	$67,275

56

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

6. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life premium and annuity considerations at December 31, 2018 and 2017 were as follows:

	2018		2017
	Gross	Net of Loading	Gross	Net of Loading
Life and annuity:
Ordinary first-year business	$1,077	$173	$233	$(644)
Ordinary renewal business	94,263	84,248	88,791	78,408
Group life direct business	16,474	7,911	17,510	8,438
Credit direct business	13	13	55	55

	$111,827	$92,345	$106,589	$86,257

7. Policy and Contract Attributes

Insurance Liabilities

Policy reserves, deposit funds and policy claims at December 31, 2018 and 2017 were as follows:

	Year Ended December 31
	2018	2017

Life insurance reserves	$11,431,333	$11,854,033
Annuity reserves and supplementary contracts with life contingencies	13,793,355	13,180,233
Accident and health reserves (including long term care)	681,838	715,419
Total policy reserves	$25,906,526	25,749,685

Deposit funds	915,773	1,042,297
Policy claims	485,636	399,919
Total policy reserves, deposit funds and claim liabilities	$27,307,935	$27,191,901

Life Insurance Reserves

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioner’s Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula.

57

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted less than 0.05% of ordinary life insurance in force at December 31, 2018 and 2017.

Annuity Reserves and Supplementary Contracts Involving Life Contingencies

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest.

Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.25 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

For variable annuities with guaranteed living benefits and variable annuities with minimum guaranteed death benefits the Company complies with Valuation Manual section 21 (VM-21), Requirements for Principle-Based Reserves for Variable Annuities. VM-21 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The VM-21 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of VM-21 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA).

58

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in VM-21 for determining the SSA.

Accident and Health Liabilities

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. As of December 31, 2018 and 2017, the Company had insurance in force aggregating $78,179,488 and $93,922,936, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Iowa Insurance Division. The Company established policy reserves of $1,667,131 and $1,816,099 to cover these deficiencies as of December 31, 2018 and 2017, respectively.

For indeterminate premium products, a full schedule of current and anticipated premium rates is developed at the point of issue. Premium rate adjustments are considered when anticipated future experience foretells deviations from the original profit standards. The source of deviation (mortality, persistency, expense, etc.) is an important consideration in the re-rating decision as well as the potential effect of a rate change on the future experience of the existing block of business.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. Unpaid claims include amounts for losses and related adjustment expenses and are estimates of the ultimate net costs of all losses, reported and unreported. These estimates are subject to the impact of future changes in claim severity, frequency and other factors.

Activity in the liability for unpaid claims and related processing costs net of reinsurance is summarized as follows:

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2018
2018	$-	$308,983	$225,500	$83,483
2017 and prior	157,201	(21,859)	83,584	51,758
	157,201	$287,124	$309,084	135,241

Active life reserve	$657,543			$632,180
Total accident and health reserves	$814,744			$767,421

59

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Unpaid Claims Liability Beginning of Year	Claims Incurred	Claims Paid	Unpaid Claims Liability End of Year
Year ended December 31, 2017
2017	$-	$316,002	$215,157	$100,845
2016 and prior	1,425,390	(1,282,531)	86,503	56,356
	1,425,390	$(966,529)	$301,660	157,201

Active life reserve	$3,953,654			$657,543
Total accident and health reserves	$5,379,044			$814,744

The Company’s unpaid claims reserve was decreased by (21,859) and ($1,282,351) for the years ended December 31, 2018 and 2017, respectively, for health claims that were incurred prior to those balance sheet dates. The change in 2018 resulted primarily from variances in the estimated frequency of claims and claim severity. The change in 2017 resulted primarily from a new intercompany reinsurance agreement on the long term care block.

The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2018 and 2017 was $3,091 and $3,278, respectively. The Company incurred $16,534 and paid $16,722 of claim adjustment expenses during 2018, of which $1,771 of the paid amount was attributable to insured or covered events of prior years. The Company incurred -$17,765 and paid $15,543 of claim adjustment expenses during 2017, of which $1,190 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the claim adjustment expense provision for insured events of prior years during 2018.

Deposit-type Contracts

Tabular interest on funds not involving life contingencies has also been determined primarily by formula.

The Company issues certain funding agreements with well-defined class-based annuity purchase rates defining either specific or maximum purchase rate guarantees. However, these funding agreements are not issued to or for the benefit of an identifiable individual or group of individuals. These contracts are classified as deposit-type contracts in accordance with SSAP No. 50.

60

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2018
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,186,894	$–	$–	$1,186,894	1%
At book value less surrender charge of 5% or more	502,104	–	–	502,104	1
At fair value	97,353	–	65,968,217	66,065,570	78
Total with adjustment or at fair value	1,786,351	–	65,968,217	67,754,568	80
At book value without adjustment (minimal or no charge or adjustment)	11,213,583	–	–	11,213,583	13
Not subject to discretionary withdrawal provision	5,744,774	38,792	254,223	6,037,789	7
Total annuity reserves and deposit liabilities	18,744,708	38,792	66,222,440	85,005,940	100%

Less reinsurance ceded	3,225,879	–	–	3,225,879
Net annuity reserves and deposit liabilities	$15,518,829	$38,792	$66,222,440	$81,780,061

	December 31 2017
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$981,060	$–	$–	$981,060	1%
At book value less surrender charge of 5% or more	309,366	–	–	309,366	1
At fair value	104,165	–	74,544,361	74,648,526	80
Total with adjustment or at fair value	1,394,591	–	74,544,361	75,938,952	82
At book value without adjustment (minimal or no charge or adjustment)	12,266,170	–	–	12,266,170	13
Not subject to discretionary withdrawal provision	4,681,115	44,915	75,027	4,801,057	5
Total annuity reserves and deposit liabilities	18,341,876	44,915	74,619,388	93,006,179	100%

Less reinsurance ceded	4,149,269	–	-	4,149,269
Net annuity reserves and deposit liabilities	$14,192,607	$44,915	$74,619,388	$88,856,910

61

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Separate Accounts

Certain separate and variable accounts held by the Company relate to individual variable life insurance policies. The benefits provided on the policies are determined by the performance and/or fair value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. The assets of these separate accounts are carried at fair value. The life insurance policies typically provide a guaranteed minimum death benefit.

Certain separate accounts held by the Company represent funds which are administered for pension plans. The assets consist primarily of fixed maturities and equity securities and are carried at fair value. The Company provides a minimum guaranteed return to policyholders of certain separate accounts. Certain other separate accounts do not have any minimum guarantees and the investment risks associated with fair value changes are borne entirely by the policyholder.

Information regarding the separate accounts of the Company as of and for the years ended December 31, 2018, 2017 and 2016 is as follows:

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2018	$–	$–	$11,732	$9,160,718	$9,172,450

Reserves for separate accounts as of December 31, 2018 with assets at:
Fair value	$–	$23,984	$14,808	$69,455,743	$69,494,535
Amortized cost	–	646,872	–	–	646,872
Total as of December 31, 2018	$–	$670,856	$14,808	$69,455,743	$70,141,407

Reserves for separate accounts by withdrawal characteristics as of December 31, 2018:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	69,201,520	69,201,520
At book value without fair value adjustment and with current surrender charge of less than 5%	–	646,872	–	–	646,872
Subtotal	–	646,872	–	69,201,520	69,848,392
Not subject to discretionary withdrawal	–	23,984	14,808	254,223	293,015
Total separate account reserve liabilities at December 31, 2018	$–	$670,856	$14,808	$69,455,743	$70,141,407

62

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2017	$–	$–	$10,782	$8,705,180	$8,715,962

Reserves for separate accounts as of December 31, 2017 with assets at:
Fair value	$–	$25,346	$19,569	$78,023,636	$78,068,551
Amortized cost	–	633,003	–	–	633,003
Total as of December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

Reserves for separate accounts by withdrawal characteristics as of December 31, 2017:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	77,948,609	77,948,609
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,003	–	–	633,003
Subtotal	–	633,003	–	77,948,609	78,581,612
Not subject to discretionary withdrawal	–	25,346	19,569	75,027	119,942
Total separate account reserve liabilities at December 31, 2017	$–	$658,349	$19,569	$78,023,636	$78,701,554

63

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	Guaranteed Indexed	Nonindexed Guarantee Less Than or Equal to 4%	Nonindexed Guarantee Greater Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2016	$–	$64	$10,970	$8,767,639	$8,778,673

Reserves for separate accounts as of December 31, 2016 with assets at:
Fair value	$–	$21,505	$20,001	$70,154,420	$70,195,926
Amortized cost	–	633,674	–	–	633,674
Total as of December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

Reserves for separate accounts by withdrawal characteristics as of December 31, 2016:
Subject to discretionary withdrawal	$–	$–	$–	$–	$–
With fair value adjustment	–	–	–	–	–
At fair value	–	–	–	70,116,163	70,116,163
At book value without fair value adjustment and with current surrender charge of less than 5%	–	633,674	–	–	633,674
Subtotal	–	633,674	–	70,116,163	70,749,837
Not subject to discretionary withdrawal	–	21,505	20,001	38,257	79,763
Total separate account reserve liabilities at December 31, 2016	$–	$655,179	$20,001	$70,154,420	$70,829,600

A reconciliation of the amounts transferred to and from the Company’s separate accounts is presented below:

	Year Ended December 31
	2018	2017	2016
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$9,198,986	$8,742,039	$8,767,931
Transfers from separate accounts	(12,522,352)	(11,223,730)	(8,507,967)
Net transfers to separate accounts	(3,323,366)	(2,481,691)	259,964
Miscellaneous reconciling adjustments	(152,560)	444,099	469,247
Net transfers as reported in the statements of operations of the life, accident and health annual statement	$(3,475,926)	$(2,037,592)	$729,211

64

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2018 and 2017, the Company’s separate account statement included legally insulated assets of $71,917,551 and $80,820,068, respectively. The assets legally insulated from general account claims at December 31, 2018 and 2017 are attributed to the following products:

	2018	2017
Group annuities	$23,941,313	$27,892,661
Variable annuities	43,329,322	48,043,845
Fixed universal life	695,569	665,407
Variable universal life	3,737,005	3,952,973
Variable life	198,613	222,858
Modified separate accounts	4,813	29,090
Registered Market Value
Annuity Product - SPL	10,916	13,234
Total separate account assets	$71,917,551	$80,820,068

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account paid risk charges of $519,373, $505,695, $483,307, $434,084, and $342,823, to the general account in 2018, 2017, 2016, 2015, and 2014, respectively. During the years ended December 31, 2018, 2017, 2016, 2015, and 2014 the general account of the Company had paid $47,746, $43,334, $77,232, $223,304, and $35,985 respectively, toward separate account guarantees.

At December 31, 2018 and 2017, the Company reported guaranteed separate account assets at amortized cost in the amount of $643,109 and $616,456, respectively, based upon the prescribed practice granted by the State of Iowa as described in Note 2. These assets had a fair value of $679,964 and $669,442 at December 31, 2018 and 2017, respectively, which would have resulted in an unrealized gain of $36,855 and $52,984, respectively, had these assets been reported at fair value.

The Company does not participate in securities lending transactions within the separate account.

8. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

65

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2018	2017	2016
Direct premiums	$14,431,051	$13,588,837	$14,081,227
Reinsurance assumed - non affiliates	1,268,615	1,351,628	1,412,887
Reinsurance assumed - affiliates	125,367	325,332	113,578
Reinsurance ceded - non affiliates	(3,040,806)	(15,100,457)	(2,018,612)
Reinsurance ceded - affiliates	(1,361,992)	(3,295,966)	489,464
Net premiums earned	$11,422,235	$(3,130,626)	$14,078,544

Effective October 1, 2018, the Company recaptured credit insurance business from an affiliate, Ironwood Re Corp. The Company released $1,812 in funds withheld liability, recaptured $2,430 of policyholder reserves and $426 of claim reserves. The transaction resulted in a pre-tax loss of $1,045 which has been included in the Statement of Operations. In addition, the Company released into income a previously deferred unamortized gain resulting from the original cession of this business to Ironwood in the amount of $1,262 ($821 after-tax) with a corresponding charge to unassigned surplus.

Effective October 1, 2018, an affiliate, Transamerica Premier Life Insurance Company (TPLIC) recaptured group health insurance business from the Company. The Company paid consideration of $33,799 and released $13,767 of policyholder reserves, $980 of unearned premium reserve and $7,366 of claim reserves. The transaction resulted in a pre-tax loss of $11,686 which has been included in the Statement of Operations.

Effective July 1, 2018, the Company recaptured term insurance business from an affiliate, Stonebridge Reinsurance Company. The Company received cash of $137,447, recaptured $680,477 in policyholder reserves, $28,815 in claim reserves, net due premiums and commissions of $11,764 and $10,560 in interest maintenance reserve liability. The transaction resulted in a pre-tax loss of $570,641 which was included in the Statement of Operations. In addition, as a result of this transaction, amounts previously deferred to surplus under SSAP No. 61R and Appendix A-791, were released resulting in an increase to earnings, net of tax, of $184,144.

Effective July 1, 2018, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The Company paid consideration of $260,000, ceded $674,799 in policyholder reserves, $27,884 in claim reserves, $8,289 in due premium (net of commissions), and $13,229 in interest maintenance reserves liability. The transaction resulted in a pre-tax gain of $447,623 which will be identified separately on the insurer’s statutory financial statement as a surplus item. Recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured.

Effective June 29, 2018, the Company and Wilton Re U. S. Holdings, Inc. (Wilton Re) entered into an agreement as to the “Final Net Settlement Statements and Other Matters” (NSS) associated with the reinsurance agreement between the two companies that was effective April 1, 2017. This agreement related to the reinsurance of the payout annuity and BOLI/COLI business

66

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

to Wilton Re. As a result of the mutual concessions between the parties, Wilton Re will pay the Company $47,221. In addition, the Company released a reinsurance receivable in the amount of $3,234 related to the initial proposed final NSS that was used for closing. The net pretax impact to Capital and Surplus of these adjustments was $43,986.

Effective June 29, 2018, the Company and Wilton Re agreed to Amendment No. 1 to the Reinsurance Agreement dated June 28, 2017. This amendment converted risks that were ceded on a modified coinsurance basis to a coinsurance basis by reducing the amount of reinsurance ceded in the NSS and reducing the modco reserves ceded. At the close of the original transaction, the company offset the reserve ceded related to a modified separate account contract. Within the amendment to the Master Transaction Agreement, the Company agrees to pay Wilton Re an amount in cash equal to $95,386, which will be offset in full against an equivalent balance of other amounts due and payable to the Company, such that no cash or other assets shall be required to be transferred by the Parties.

Effective December 1, 2017, the Company entered into an agreement with TPLIC, an affiliate, to convert the modified coinsurance agreement to coinsurance and funds withheld. As a result, TLIC transferred cash and invested assets to TPLIC. Assets that were not able to be transferred were retained in a FWH portfolio by TLIC until they mature, are sold or can be transferred. The Company transferred cash and invested assets with a market value of $6,487,360 to TPLIC. The reserves of $4,543,045 and claim reserves of $199,940 net of due and advance premium of $5,815 previously held on a modco basis were transferred to TPLIC. As a result of the transaction $18,642 existing IMR and $1,125,506 newly created IMR ($1,731,547 pre-tax gains) was released and transferred to TPLIC. The transaction results in a pre-tax loss of $606,306 which has been included in the Statement of Operations. Realized gains on the sale of assets supporting the business resulted in gains that offset the impact of the pre-tax loss related to the transaction. The Company ceded modified coinsurance reserves of $4,536,010 as of December 31, 2016 for certain stand-alone long-term care policies under the indemnity reinsurance agreement with TPLIC.

Effective October 1, 2017, the Company recaptured credit life business from an affiliate, Southwest Equity Life Insurance Company. Subsequently, the mortgage life and disability insurance business was recaptured from the Company by TPLIC.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, Transamerica International Reinsurance (Bermuda) Ltd. The Company received cash of $346,458, recaptured $1,260,767 in policyholder reserves, $35,798 claim reserves, $3,502 commissions payable and $26,595 due premium. The transaction results in a pre-tax loss of $927,013 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture at the same consideration. The gain related to this reinsurance agreement was deferred to surplus. The combination of the transaction results in no impact to the surplus of the Company.

Effective October 1, 2017, the Company recaptured term insurance business from an affiliate, LIICA Re I. The Company received cash of $113,953, recaptured $724,596 in policyholder reserves, $19,768 claim reserves and $11,124 in interest maintenance reserve liability. The transaction results in a pre-tax loss of $641,535 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

67

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2017, the Company recaptured certain term insurance business from an affiliate, Transamerica Pacific Insurance Company (TPIC). The company received cash of $1,902 and recaptured $17,310 in policyholder reserves, $2,897 claim reserves and $325 due premium (net of commission). The transaction results in a pre-tax loss of $17,980 which has been included in the Statement of Operations. The Company subsequently entered into an agreement with SCOR Global Life Americas to assume business related to this recapture.

Effective October 1, 2017, the Company novated the reinsurance agreement between TPIC and Transamerica International Re (Bermuda) Ltd. No cash or invested asset or net reserves were transferred as a result of this novation. The transaction results in no pre-tax gain or loss.

Subsequently effective October 1, 2017, the Company entered into a reinsurance agreement to cede an in force block of term insurance business to SCOR Global Life Americas. The company accrued to a funds withheld payable of $314,000 ceding $737,678 in policyholder reserves, $21,886 claim reserves, $10,958 due premium (net of commissions), offset by a reinsurance recoverable of $6,000 receivable and $11,124 in interest maintenance reserves liability. The transaction results in a pre-tax gain of $451,730 which has been identified separately on the insurer’s statutory financial statement as a surplus item and recognition of the surplus increase as income shall be reflected on a net of tax basis as earnings emerge from the business reinsured. The funds withheld balance was paid to SCOR Global Life Americas on December 29, 2017.

On June 28, 2017, Transamerica completed a transaction to reinsure its payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the Master Agreement, the Company entered into a 100% coinsurance (general account liabilities)/100% modified coinsurance (separate account liabilities) reinsurance agreement with Wilton Reassurance Company, with an effective date of April 1, 2017. The Company transferred assets in the amount of $8,312,263, which included a negative ceding commission of $112,183, and released policy and deposit-type reserves of $7,186,330 and reinsurance deposit, policy loans and other balances related to the business of $191,144. Modified coinsurance separate account reserves of $3,695,331 were retained by the Company. As a part of the transaction, the Company realized $972,360 in net gains on the assets that were transferred of which $627,872 were deferred to IMR. The IMR liability simultaneously was released along with historical deferrals associated with the blocks of business in the amount of $921,322, resulting in a pretax loss of $51,266, which has been included in the Statement of Operations.

Effective January 1, 2017, three affiliated reinsurance treaties with TLB were amended to include the cession of all business with secondary guarantee universal life (SGUL) issued or novated by the Company. The Company increased cessions from 80 to 100% coinsurance and increased the expense allowance by fifteen basis points of account value on all business ceded based on the end of the period account value. As consideration for the cessions, the Company received cash and invested assets of $206,742, equal to the additional U.S. statutory reserves, resulting in no gain or loss on the transaction.

68

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Effective October 1, 2016, the Company recaptured fixed annuity and funding agreement business previously ceded to TPLIC, an affiliate, on a coinsurance basis. The Company received cash and invested assets of $3,017,999 and recaptured policy and claim reserves of $3,030,564. A reinsurance receivable from TPLIC was established for the remaining $12,565 of assets to be transferred in support of the transferred policy and claim reserves. In addition, TPLIC transferred $82,218 of transfer date IMR to the Company. The Company paid net consideration to TPLIC resulting in a pre-tax loss of $40,086, which has been included in the Statement of Operations.

Effective October 1, 2016, TPLIC recaptured medium-term note funding agreements previously ceded to the Company on a coinsurance basis. The Company transferred cash and invested assets of $114,175 and released deposit-type reserves of $112,238 and a hedge novation of $2,228. A payable to TPLIC of $292 was established for remaining assets to be transferred in support of the hedge novation. The Company received consideration from TPLIC resulting in a pre-tax gain of $2,936 which has been included in the Statement of Operations.

Effective September 30, 2016, the Company ceded term life business to TWRI, an affiliate, on a coinsurance funds withheld basis. The Company paid an initial reinsurance premium of $41,565, transferred other net assets of $2,042, and released life and claim reserves of $296,656 and $21,926, respectively, resulting in a pre-tax gain of $274,974 ($178,733 net of tax) which has been credited directly to unassigned surplus. Effective January 1, 2017, an amendment was made to the reinsurance agreement with TWRI to allow reinsurance of post December 31, 2016 issue dates up to June 30, 2017 issue dates. The policies with issue dates in 2017 are subject to a $50 million maximum in total annualized premium.

The Company received reinsurance recoveries in the amount of $3,726,987, $3,735,152 and $3,220,276, during 2018, 2017 and 2016, respectively. At December 31, 2018 and 2017, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,061,987 and $285,160. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2018 and 2017 of $42,222,952 and $41,782,338, respectively, of which $20,685,628 and $20,587,204 were ceded to affiliates.

During 2018, 2017 and 2016 amortization of deferred gains associated with previously transacted reinsurance agreements was released into income in the amount of $514,911 ($335,855 after tax), $90,556 ($62,716 after tax) and $255,425 ($176,996 after tax), respectively.

The Company reports a reinsurance deposit receivable of $0 and $0 as of December 31, 2018 and 2017, respectively. In 1996, the Company entered into a reinsurance agreement with an unaffiliated company where, for a net consideration of $59,716, the Company ceded certain portions of future obligations under single premium annuity contracts originally written by the Company in 1993. Consistent with the requirements of SSAP No. 75, Reinsurance Deposit Accounting, the Company reports the net consideration paid as a deposit. The amount reported is the present value of the future payment streams discounted at the effective yield rate determined at inception.

During 2018, 2017 and 2016, the Company obtained letters of credit of $56,994, $55,017 and $98,006, respectively, for the benefit of affiliated and nonaffiliated companies that have reinsured business to the Company where the ceding company’s state of domicile does not recognize the Company as an authorized reinsurer.

69

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

9. Income Taxes

The net deferred income tax asset at December 31, 2018 and 2017 and the change from the prior year are comprised of the following components:

	December 31, 2018
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,594,229	$129,592	$1,723,821
Statutory Valuation Allowance Adjustment	–	–	–
Adjusted Gross Deferred Tax Assets	1,594,229	129,592	1,723,821
Deferred Tax Assets Nonadmitted	96,652	–	96,652
Subtotal (Net Deferred Tax Assets)	1,497,577	129,592	1,627,169
Deferred Tax Liabilities	803,480	206,891	1,010,371
Net Admitted Deferred Tax Assets	$694,097	$(77,299)	$616,798

	December 31, 2017
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$1,460,587	$135,094	$1,595,681
Statutory Valuation Allowance Adjustment	2,432	–	2,432
Adjusted Gross Deferred Tax Assets	1,458,155	135,094	1,593,249
Deferred Tax Assets Nonadmitted	65,996	–	65,996
Subtotal (Net Deferred Tax Assets)	1,392,159	135,094	1,527,253
Deferred Tax Liabilities	774,613	217,917	992,530
Net Admitted Deferred Tax Assets	$617,546	$(82,823)	$534,723

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$133,642	$(5,502)	$128,140
Statutory Valuation Allowance Adjustment	(2,432)	–	(2,432)
Adjusted Gross Deferred Tax Assets	136,074	(5,502)	130,572
Deferred Tax Assets Nonadmitted	30,656	–	30,656
Subtotal (Net Deferred Tax Assets)	105,418	(5,502)	99,916
Deferred Tax Liabilities	28,867	(11,026)	17,841
Net Admitted Deferred Tax Assets	$76,551	$5,524	$82,075

70

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2018	2017	Change
Deferred Tax Assets:
Ordinary
Policyholder reserves	$535,134	$349,887	$185,247
Investments	203,467	184,414	19,053
Deferred acquisition costs	224,432	146,018	78,414
Tax credit carry-forward	349,547	522,986	(173,439)
Foreign CFC Holdings	116,610	97,641	18,969
Policyholder Reserve Transitional Amount	100,487	103,545	(3,058)
Other (including items <5% of ordinary tax assets)	64,552	56,096	8,456
Subtotal	1,594,229	1,460,587	133,642

Statutory valuation allowance adjustment	–	2,432	(2,432)
Nonadmitted	96,652	65,996	30,656
Admitted ordinary deferred tax assets	1,497,577	1,392,159	105,418

Capital:
Investments	129,592	135,094	(5,502)
Other (including items <5% of total total capital tax assets)	–	–	–
Subtotal	129,592	135,094	(5,502)

Statutory valuation allowance adjustment	–	–	–
Nonadmitted	–	–	–
Admitted capital deferred tax assets	129,592	135,094	(5,502)
Admitted deferred tax assets	$1,627,169	$1,527,253	$99,916

	Year Ended December 31
	2018	2017	Change
Deferred Tax Liabilities:
Ordinary
Investments	$548,455	$525,495	$22,960
Policyholder reserves	34,570	42,066	(7,496)
Foreign CFC Holdings	90,887	77,311	13,576
Policyholder Reserve Transitional Amount	110,176	110,804	(628)
Other (including items <5% of total ordinary tax liabilities)	19,392	18,937	455
Subtotal	803,480	774,613	28,867
Capital
Investments	206,891	217,917	(11,026)
Other (including items <5% of total capital tax liabilities)	–	–	–
Subtotal	206,891	217,917	(11,026)
Deferred tax liabilities	1,010,371	992,530	17,841
Net deferred tax assets/liabilities	$616,798	$534,723	$82,076

71

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law. As a result, the Company reported a valuation allowance of $2,432 against its minimum tax credit carryover deferred tax assets to reflect the estimated sequestration fee expected to be charged on refunded credits in the 2017 financial statements. On January 14th, 2019, the Internal Revenue Service issued an announcement on its official website stating that certain refundable minimum tax credits will not be subject to sequestration. As a result, the Company released its valuation allowance related to sequestration in the 2018 financial statements.

On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) (HR 1, Pub. L. 115-97) became law reducing the federal tax rate to 21%. As a result, the Company reduced its net deferred tax asset balance by $9,524, excluding $42,450 of net deferred tax asset reduction on unrealized gains/(losses) in the 2017 financial statements.

The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC’s Staff Accounting Bulletin No. 118 (SAB 118), as adopted by NAIC SAPWG INT 18-01. SAB 118 provides guidance on accounting for the effects of U.S. tax reform where the Company’s determinations are incomplete but the Company can determine a reasonable estimate. The TCJA related disclosures and figures in the 2018 financials represent final impacts with no estimated figures remaining.

As a result of the TCJA, the Company’s tax reserve deductible temporary difference increased by $52,726. This change results in an offsetting $(52,726) taxable temporary difference that will be amortized into taxable income evenly over the eight years subsequent to 2017. The tax reserve deductible temporary difference increased $18,569 from the estimate in the 2017 financials due to model refinements during 2018 to implement the Tax Cuts and Jobs Act provisions.

72

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

As discussed in Note 2, for the years ended December 31, 2018 and 2017 the Company admits deferred income tax assets pursuant to SSAP No. 101. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 101 is as follows:

			December 31, 2018
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	583,655	33,143	616,798
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	583,655	33,143	616,798
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	774,224
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	913,922	96,449	1,010,371
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,497,577	$129,592	$1,627,169

			December 31, 2017
		Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	506,608	28,115	534,723
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	912,852
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	885,551	106,979	992,530
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$1,392,159	$135,094	$1,527,253

73

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

		Ordinary	Change Capital	Total
Admission Calculation Components SSAP No. 101
2(a)	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$–	$–	$–
2(b)	Adjusted Gross Deferred Tax Assets Expected to be Realized (Excluding The Amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation (the Lesser of 2(b)1 and 2(b)2 below)	77,047	5,028	82,075
	1. Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date	77,047	5,028	82,075
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	XXX	XXX	(138,628)
2(c)	Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities	28,371	(10,530)	17,841
2(d)	Deferred Tax Assets Admitted as the result of application of SSAP No. 101, Total (2(a) + 2(b) + 2(c))	$105,418	$(5,502)	$99,916

	December 31
	2018	2017	Change
Ratio Percentage Used To Determine Recovery
Period and Threshold Limitation Amount	836%	901%	-65%

Amount of Adjusted Capital and Surplus Used To
Determine Recovery Period and Threshold
Limitation in 2(b)2 above	$5,161,496	$6,085,680	$(924,184)

The impact of tax planning strategies at December 31, 2018 and 2017 was as follows:

	December 31, 2018
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	2%	24%	4%

74

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

	December 31, 2017
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
(% of Total Adjusted Gross DTAs)	0%	0%	0%

(% of Total Net Admitted Adjusted Gross DTAs)	8%	16%	8%

The Company’s tax planning strategies do not include the use of reinsurance-related tax planning strategies.

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2018	2017	Change
Current Income Tax

Federal	$(29,827)	$(1,047,121)	$1,017,294
Foreign	–	31	(31)
Subtotal	(29,827)	(1,047,090)	1,017,263
Federal income tax on net capital gains	(6,082)	197,793	(203,875)
Utilization of capital loss carry-forwards	–	–	–
Other	–	–	–
Federal and foreign income taxes incurred	$(35,909)	$(849,297)	$813,388

	Year Ended December 31
	2017	2016	Change
Current Income Tax

Federal	$(1,047,121)	$(138,750)	$(908,371)
Foreign	31	(1)	32
Subtotal	(1,047,090)	(138,751)	(908,339)
Federal income tax on net capital gains	197,793	7,059	190,734
Utilization of capital loss carry-forwards	–		–
Other	–	–	–
Federal and foreign income taxes incurred	$(849,297)	$(131,692)	$(717,605)

75

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income before tax as follows:

	Year Ended December 31
	2018	2017	2016

Current income taxes incurred	$(35,909)	$(849,297)	$(131,692)

Change in deferred income taxes (without tax on unrealized gains and losses)	(167,651)	902,675	(189,046)

Total income tax reported	$(203,560)	$53,378	$(320,738)

Income before taxes	$(1,503,967)	$1,466,016	$79,690
	21.00%	35.00%	35.00%

Expected income tax expense (benefit) at statutory rate	$(315,833)	$513,105	$27,892

Increase (decrease) in actual tax reported resulting from:

Dividends received deduction	$(29,121)	$(74,961)	$(74,012)
Tax credits	(51,984)	(53,734)	(25,037)
Tax adjustment for IMR	(12,999)	(747,003)	669
Surplus adjustment for in-force ceded	3,699	80,818	608
Nondeductible expenses	1,476	1,202	1,049
Deferred tax benefit on other items in surplus	166,621	131,796	(233,112)
Prior year tax return adjustment	26,916	4,179	1,486
Life-owned life insurance	(1,790)	(2,975)	(2,966)
Dividends from certain foreign corporations	2,895	2,639	1,620
Statutory valuation allowance	2,432	(2,432)	–
Pre-tax income of SMLLC’s	15,812	230,025	14,093
Tax-free distribution	–	129,644	–
Intercompany Dividends	(19,031)	(150,570)	(2,966)
Partnership Permanent Adjustment	(2,407)	(2,136)	(1,914)
Change in tax rates	–	9,524	–
Deferred only transfer - IWA	–	(16,157)	–
Audit Adjustment - Permanent	–	–	(21,196)
Other	9,754	414	(6,952)

Total income tax reported	$(203,560)	$53,378	$(320,738)

The Company’s federal income tax return is consolidated with other included affiliated companies. Please see attached listing of companies in the Appendix A. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not been filed for 2018.

76

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The amounts, origination dates and expiration dates of operating loss and tax credit carryforwards available for tax purposes:

Description	Amount	Origination Dates	Expiration Dates
General Business Credit	$34,914	12-31-2008	12-31-2028
General Business Credit	51,944	12-31-2009	12-31-2029
General Business Credit	54,087	12-31-2010	12-31-2030
General Business Credit	45,647	12-31-2011	12-31-2031
General Business Credit	31,125	12-31-2012	12-31-2032
General Business Credit	24,880	12-31-2013	12-31-2033
General Business Credit	19,912	12-31-2014	12-31-2034
General Business Credit	14,991	12-31-2015	12-31-2035
General Business Credit	3,604	12-31-2016	12-31-2036
General Business Credit	7,119	12-31-2017	12-31-2037
General Business Credit	22,758	12-31-2018	12-31-2038
Total General Business Credit	$310,981
Foreign Tax Credit	$24,051	12-31-2017	12-31-2027
Total Foreign Tax Credit	$24,051

Gross AMT Credit Recognized as:

1a	Current year recoverable	$–
1b	Deferred tax asset (DTA)	14,515
2	Beginning Balance of AMT Credit Carryover	48,869
3	Amounts Recovered+	34,354
4	Adjustments	–
5	Ending Balance of AMT Credit Carryover (5=2-3-4)	14,515
6	Reduction for Sequestration	–
7	Nonadmitted by Reporting Entity	–
8	Reporting Entity Ending Balance (8=5-6-7)	$14,515

The Company elected to account for its alternative minimum tax credit (AMT Credit) carryforward as a deferred tax asset.

The Company incurred no income taxes during 2018, 2017, and 2016, available for recoupment in the event of future net capital losses.

The total amount of the unrecognized tax benefits that if recognized, would affect the effective income tax rate:

	December 31,
	2018	2017
Unrecognized tax benefits, opening balance	$11,091	$9,763
Additions for - tax positions of prior years	2,538	1,328

Unrecognized tax benefits, ending balance	$13,629	$11,091

The Company does not expect that the total amount of unrecognized tax benefits will significantly increase or decrease within twelve months of the reporting date.

77

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company classifies interest and penalties related to income taxes as income tax expense. The Company’s interest expense/(benefit) related to income taxes for the years ending in December 31, 2018, 2017, and 2016 is $5,183, $(14,348), and $864, respectively. The total interest/(payable) receivable balance as of December 31, 2018 and 2017 is $(1,381) and $3,577, respectively. The Company recorded no liability for penalties.

The Company modified its calculation of dividends that are eligible for dividends received deduction in 2016. This resulted in recording a permanent tax benefit of $20,250 in the Company’s 2016 financial statement for years 2011-2015. This was treated as a change in estimate.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and an examination is in progress for the year 2009 through 2013. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

10. Capital and Surplus

The Company had authorized 1,000,000 common stock shares at $10 per share par value of which 676,190 shares were issued and outstanding at December 31, 2018 and 2017.

The Company has 42,500 Series A preferred shares authorized, 42,500 shares issued, and 42,500 shares held by the Company as treasury stock, with a par value of $10. On December 26, 2006, the Company repurchased its Series A preferred shares for $58,000. The Company also has 250,000 Series B preferred non-voting shares authorized at $10 per share par value, of which 0 shares were issued and outstanding at December 31, 2018. The Company paid its parent company to redeem the Series B non-voting preferred stock at par value on the following dates: December 13, 2018: 55,930 shares for $559; December 27, 2017: 29,787 shares for $297 and December 22, 2016: 31,437 shares for $314.

The Company is subject to limitations, imposed by the State of Iowa, on the payment of dividends to its shareholders. Generally, dividends during any twelve-month period may not be paid, without prior regulatory approval, in excess of the greater of (a) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (b) the Company’s statutory gain from operations before net realized capital gains (losses) on investments for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2019, without the prior approval of insurance regulatory authorities, is $577,829.

On December 31, 2018, the Company provided a non-cash distribution of the Pension Plan for U.S. Agents of TLIC asset valued at $60,347 to its parent company in order to facilitate the approved plan merger of the Pension Plan for U.S. Agents of TLIC maintained by the Company into the Transamerica Employee Pension Plan maintained by Transamerica Corporation.

The Company paid an extraordinary preferred stock dividend and an extraordinary common stock dividend of $16,732 and $47,488, respectively, to its parent company on December 13, 2018.

78

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company paid an ordinary preferred stock dividend and an ordinary common stock dividend of $16,920 and $283,080, respectively, to its parent company on June 29, 2018.

On September 12, 2017 and June 28, 2017, the Company paid ordinary common stock dividends of $240,000 and $188,393, respectively, to its parent company.

The Company provided cash returns of capital to its parent company in the amount of $558,740 on December 13, 2018. On June 28 and December 21, 2017, the Company paid a cash return of capital in the amount of $372,572 and $50,000, respectively, to its parent.

The Company received ordinary common stock dividends from Transamerica Financial Life Insurance Company (TFLIC) in the amounts of $12,105 on June 29, 2018, $9,075 on December 21, 2017 and $10,289 on June 28, 2017. On December 13, 2018 and December 21, 2017, the Company received preferred stock dividends of $430 and $3, respectively, from TFLIC.

On December 18, 2018 and June 15, 2017, the Company received common stock dividends of $23,520 and $188,400, respectively, from its subsidiary TLB.

On December 13, 2018, the Company received $7,162 from TFLIC as a redemption of preferred stock.

On August 6, 2018, the Company received a common stock dividend in the amount of $140,000 from SRC.

On December 31, 2018, the Company made a non-cash capital contribution in the amount of $1,971 to REAP 3A.

The Company received a return of capital of $27,000 on June 28, 2017 from its subsidiary Investors Warranty of America, LLC (IWA).

On December 28, 2017, the Company received a return of capital of $135,000 and dividends of $221,506 from LIICA Holdings, LLC, a subsidiary.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life or health insurance company is to be determined based on the various risk factors related to it. At December 31, 2018, the Company meets the minimum RBC requirements.

On September 30, 2002, Life Investors Insurance Company of America (LIICA), which merged in to the Company effective October 2, 2008, received $150,000 from TA Corp in exchange for surplus notes. These notes are due 20 years from the date of issuance at an interest rate of 6%, and are subordinate and junior in right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, the holders of the issued and outstanding preferred stock shall be entitled to priority only with respect to accumulated but unpaid dividends before the holder of the surplus notes and full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company. The Company received approval from the IID prior to paying quarterly interest payments.

79

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Additional information related to the outstanding surplus notes at December 31, 2018 and 2017 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest

2018	$150,000	$9,000	$144,000	$2,250
2017	$150,000	$9,000	$135,000	$2,250

11. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned government or other domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2018 and 2017, respectively, securities with a fair value of $1,625,915 and $2,385,635 were on loan under securities lending agreements. At December 31, 2017, the collateral the Company received from securities lending activities was in the form of cash and on open terms. This cash collateral is reinvested and is not available for general corporate purposes. The reinvested cash collateral has a fair value of $1,670,537 and $2,460,919 at December 31, 2018 and 2017, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

	Fair Value
	2018	2017
Open	$1,669,762	$2,461,167
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–
Total	1,669,762	2,461,167

Securities received	–	–
Total collateral received	$1,669,762	$2,461,167

The Company receives primarily cash collateral in an amount in excess of the fair value of the securities lent. The Company reinvests the cash collateral into higher yielding securities than the securities which the Company has lent to other entities under the arrangement.

80

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The maturity dates of the reinvested securities lending collateral are as follows:

	2018		2017

	Amortized Cost	Fair Value	Amortized Cost	Fair Value

Open	$245,460	$245,460	$264,039	$264,039
30 days or less	418,414	418,414	913,484	913,484
31 to 60 days	300,130	300,130	376,158	376,158
61 to 90 days	173,187	173,187	489,542	489,542
91 to 120 days	301,294	301,294	191,141	191,141
121 to 180 days	232,052	232,052	226,555	226,555
181 to 365 days	–	–	–	–
1 to 2 years	–	–	–	–
2 to 3 years	–	–	–	–
Greater than 3 years	–	–	–	–

Total	1,670,537	1,670,537	2,460,919	2,460,919

Securities received	–	–	–	–

Total collateral reinvested	$1,670,537	$1,670,537	$2,460,919	$2,460,919

For securities lending, the Company’s sources of cash that it uses to return the cash collateral are dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $1,659,224 (fair value of $1,670,537) that are currently tradable securities that could be sold and used to pay for the $1,669,762 in collateral calls that could come due under a worst-case scenario.

12. Retirement and Compensation Plans

Defined Contribution Plans

The Company’s employees participate in a contributory defined contribution plan sponsored by Transamerica Corporation (TA Corp) which is qualified under Section 401(k) of the Internal Revenue Code. Generally, employees of the Company who customarily work at least 20 hours per week and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to 100% of eligible earnings, subject to government or other plan restrictions for certain key employees. The Company will match an amount up to three percent of the participant’s eligible earnings. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Benefits expense of $12,769, $13,133 and $15,745 was allocated to the Company for the years ended December 31, 2018, 2017 and 2016 respectively.

Defined Benefit Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by TA Corp. Generally, employees of the Company who customarily work at least 20 hours per week and complete six months of continuous service and meet the other eligibility requirements

81

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

are participants of the plan. The Company has no legal obligation for the plan. The benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or a cash balance formula. The plan is subject to the reporting and disclosure requirements of the ERISA.

TA Corp sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The Company has no legal obligation for the plan. The plans are noncontributory and benefits are based on years of service and the employee’s eligible compensation. The plan provides benefits based on a traditional final average formula or cash balance formula. The plans are unfunded and nonqualified under the Internal Revenue Service Code.

The Company recognizes pension expense equal to its allocation from TA Corp. The pension expense related to both the defined pension plan and the supplemental retirement plans is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits, and based upon actuarial participant benefit calculations, which is within the guidelines of SSAP 102, Pensions. Pension expenses were $23,481, $30,676 and $35,812 for the years ended December 31, 2018, 2017 and 2016, respectively.

In addition to pension benefits, TA Corp sponsors unfunded plans that provide health care and life insurance benefits to retired Company employees meeting certain eligibility requirements. The Company has no legal obligation for the plan. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans are allocated among the participating companies based on IAS 19 and based upon actuarial participant benefit calculations which is within the guidelines of SSAP 92, Postretirement Benefits Other Than Pensions. The Company’s allocation of post retirement expenses was $5,027, $7,332 and $6,527 for the years ended December 31, 2018, 2017 and 2016, respectively.

Other Plans

TA Corp has established deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2018, 2017 and 2016 was insignificant.

13. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company is party to a shared services and cost sharing agreement among and between the Transamerica companies, under which various affiliated companies may perform specified administrative functions in connection with the operation of the Company, in consideration of reimbursement of actual costs of services rendered. The Company is also party to a service agreement with TFLIC, in which the Company provides services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is also a party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the advisor serves as the

82

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. The amount received by the Company as a result of being a party to these agreements was $892,554, $1,115,739 and $1,195,341 during 2018, 2017 and 2016, respectively. The amount paid as a result of being a party to these agreements was $580,203, $811,607 and $803,847 during 2018, 2017 and 2016, respectively. Fees charged between affiliates approximate their cost. The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $136,995, $148,943 and $136,494 for these services during 2018, 2017 and 2016, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $40,843, $37,029 and $57,231 for the years ended December 31, 2018, 2017 and 2016, respectively.

Receivables from and payables to affiliates bear interest at the thirty-day commercial paper rate. During 2018, 2017 and 2016, the Company received (paid) net interest of ($365), ($834) and $122 from (to) affiliates, respectively. At December 31, 2018 and 2017, respectively, the Company reported net payables from affiliates of $36,791 and $489. Terms of settlement require that these amounts are settled within 60 days.

At December 31, 2018, the Company had short-term intercompany notes receivable of $261,000 as follows. In accordance with SSAP No. 25, Affiliates and Other Related Parties, these notes are reported as short-term investments.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$220,500	December 13, 2019	2.31%
TA Corp	40,500	December 21, 2019	2.31%

At December 31, 2017, the Company had short-term intercompany notes receivable of $168,300.

Receivable from	Amount	Due By	Interest Rate
TA Corp	$53,600	December 21, 2018	1.18%
TA Corp	114,700	December 29, 2018	1.18%

In prior years, the Company purchased life insurance policies covering the lives of certain employees of the Company from an affiliate, TPLIC. At December 31, 2018 and 2017, the cash surrender value of these policies was $179,004 and $174,952, respectively, and is included in Other assets on the balance sheet. In addition, the Company also issued life insurance policies to an affiliate, TPLIC, covering the lives of certain employees of that affiliate. Aggregate reserves for policies and contracts related to these policies are $167,126 and $166,473 at December 31, 2018 and 2017, respectively, and is included in Aggregate reserves for policies and contracts on the balance sheet.

83

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company utilizes the look-through approach in valuing its investment in the following entities.

Real Estate Alternatives Portfolio 2, LLC	$25,943
Real Estate Alternatives Portfolio 3, LLC	$29,149
Real Estate Alternatives Portfolio 4 HR, LLC	$88,280
Aegon Multi-Family Equity Fund, LLC	$54,942
Natural Resources Alternatives Portfolio I, LLC	$90,600
Zero Beta Fund, LLC	$257,831

These entity’s financial statements are not audited and the Company has limited the value of its investment in these entities to the value contained in the audited financial statements of the underlying LP/LLC investments, including adjustments required by SSAP No. 97, entities and/or non-SCA SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies entities owned by these entities. All liabilities, commitments, contingencies, guarantees or obligations of these entities which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these entities.

Effective December 31, 2017, the Company received a liquidating distribution from IWA, a wholly owned limited liability company reported using the equity method outlined in SSAP No. 48, fully redeeming the Company’s membership interest therein. The Company received $176,999 cash, $57,050 directly held real estate, $17,602 real estate LLC membership, $4,328 intercompany receivable, and $2,684 tax refund receivable in redemption of the Company’s equity method basis in IWA. The transaction resulted in a pre-tax realized loss of $39,953 reported on the Statement of Operations which is offset by a pre-tax $40,097 unrealized loss reduction that is reported on the Statement of Changes in Capital and Surplus.

84

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the disclosures for all SCA investments, except 8bi entities, and balance sheet value (admitted and nonadmitted) as of December 31, 2018 and 2017:

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$22,419	$22,419	$–
GARNET ASSURANCE CORP	100	–	–	–
LIFE INVESTORS ALLIANCE LLC	100	–	–	–
AEGON FINANCIAL SERVICES GROUP	100	–	–	–
GARNET ASSURANCE CORP III	100	–	–	–
0	–	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$22,419	$22,419	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,000,646	$1,000,646	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,000,646	$1,000,646	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,023,065	$1,023,065	$–

Aggregate Total	XXX	$1,023,065	$1,023,065	$–

SCA Entity	Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
SSAP No. 97 8a Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8a Entities	XXX	$–	$–	$–

SSAP No. 97 8b(ii) Entities
None	–%	$–	$–	$–

Total SSAP No. 97 8b(ii) Entities	XXX	$–	$–	$–

SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	54%	$16,471	$16,471	$–
GARNET ASSURANCE CORP	–	–	–	–
LIFE INVESTORS ALLIANCE LLC	–	–	–	–
ASIA INVESTMENT HOLDING LTD	100	–	–	–
AEGON FINANCIAL SERVICES GROUP	100	–	–	–
GARNET ASSURANCE CORP III	100	–	–	–

Total SSAP No. 97 8b(iii) Entities	XXX	$16,471	$16,471	$–

SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	94%	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b(iv) Entities	XXX	$1,101,266	$1,101,266	$–

Total SSAP No. 97 8b Entities (except 8bi entities)	XXX	$1,117,737	$1,117,737	$–

Aggregate Total	XXX	$1,117,737	$1,117,737	$–

85

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The following table shows the NAIC responses for the SCA filings (except 8bi entities):

December 31, 2018

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	12/21/2018	$16,471	Y	N	I
GARNET ASSURANCE CORP	NA		–	Y	N	I
LIFE INVESTORS ALLIANCE LLC	NA		–	Y	N	I
AEGON FINANCIAL SERVICES GROUP	NA		–	Y	N	I
GARNET ASSURANCE CORP III	NA		–	N	N	I
0	–		–	–	–	–
Total SSAP No. 97 8b(iii) Entities	–	–	$16,471	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S2	10/8/2018	$815,587	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$815,587	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$832,058	–	–	–
Aggregate Total	–	–	$832,058	–	–	–

86

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

December 31, 2017

SCA Entity	Type of NAIC Filing*	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Submission Required Y/N	Code**
SSAP No. 97 8a Entities
None			$–
Total SSAP No. 97 8a Entities	–	–	$–	–	–	–
SSAP No. 97 8b(ii) Entities
None			$–
Total SSAP No. 97 8b(ii) Entities	–	–	$–	–	–	–
SSAP No. 97 8b(iii) Entities
REAL ESTATE ALTERN PORT 3A INC	S2	10/31/2017	$17,072	Y	N	I
GARNET ASSURANCE CORP	S1	9/27/2017	–	Y	N	I
LIFE INVESTORS ALLIANCE LLC	S1	9/27/2017	–	Y	N	I
ASIA INVESTMENT HOLDING LTD	S1	9/27/2017	–	Y	N	I
AEGON FINANCIAL SERVICES GROUP	S1	9/21/2017	–	Y	N	I
GARNET ASSURANCE CORP III	S1	12/28/2017	–	N	N	I
Total SSAP No. 97 8b(iii) Entities	–	–	$17,072	–	–	–
SSAP No. 97 8b(iv) Entities
TRANSAMERICA LIFE (BERMUDA) LTD	S1	12/28/2017	$924,067	N	N	I
Total SSAP No. 97 8b(iv) Entities	–	–	$924,067	–	–	–
Total SSAP No. 97 8b Entities (except 8bi entities)	–	–	$941,139	–	–	–
Aggregate Total	–	–	$941,139	–	–	–

* S1 – Sub1, S2 – Sub2 or RDF – Resubmission of Disallowed Filing

** I – Immaterial or M – Material

(1) NAIC Valuation Amount is as of the Filing Date to the NAIC

The Company reports an investment in the following insurance SCAs for which the reported statutory equity reflects a departure from NAIC SAP. Each of the insurance SCAs listed in the table below reflects an admitted asset, equal to the value of the letter of credit provided by an unaffiliated company, whereas this would not be an admitted asset recognized by SSAP No. 4, Assets and Non Admitted Assets.

LIICA Re II, Inc.	Letter of credit
Pine Falls Re (PFRe)	Letter of credit
Stonebridge Reinsurance Company (SRC)	Letter of credit
MLIC Re I, Inc. (MLIC Re)	Letter of credit

87

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has three LPS with prescribed practices whereby under Iowa Administrative Code 191-99.11(3), the LPS are entitled to admit the following assets that would not be admissible under the NAIC SAP:

TLIC Riverwood Reinsurance, Inc. (TRRI)	Parental guarantee
TLIC Oakbrook Reinsurance, Inc. (TORI)	Credit linked note
TLIC Watertree Reinsurance, Inc. (TWRI)	Excess of loss reinsurance asset

The monetary effect on net income and surplus as a result of using an accounting practice that differed from NAIC SAP, the amount of the investment in the insurance SCA per reported statutory equity, and amount of the investment if the insurance SCA has completed statutory financial statements in accordance with the NAIC SAP. The SCAs are valued in the Company’s financial statements at zero in accordance with SSAP No. 97.

	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity (Investments in Insurance SCA Entities)	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Reported Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*
LIICA Re II**	$–	$(210,000)	$–	$–
Pine Falls Re**	–	(1,200,000)	–	–
Stonebridge Reinsurance Company**	–	(753,321)	–	–
MLIC Re**	–	(830,000)	–	–
TLIC Riverwood Reinsurance, Inc.	–	(2,163,084)	1,049,158	–
TLIC Oakbrook Reinsurance, Inc.	–	(1,136,283)	128,495	–
TLIC Watertree Reinsurance, Inc.	–	(745,523)	493,278	–

*    Per AP&P Manual (without permitted or prescribed practices)

**    The SCA is valued at zero in the Company’s financial statements

The above SCA entities had not been permitted to include a letter of credit as an admitted asset recognized in the financial statements, the risk- based capital would have been below the mandatory control level. If the RBC for each of the insurance SCA entities listed above would have triggered a regulatory event had they not used a prescribed practice.

Information regarding the Company’s affiliated reinsurance transactions is available in Note 8. Reinsurance.

14. Commitments and Contingencies

At December 31, 2018 and 2017, the Company has mortgage loan commitments of $238,370 and $91,038, respectively.

88

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company has contingent commitments for $718,870 and $701,790 as of December 31, 2018 and 2017, respectively, to provide additional funding for various joint ventures, partnerships, and limited liability companies, which includes LIHTC commitments of $55,107 and $40,605, respectively.

The Company leases office buildings and equipment under various non-cancelable operating lease agreements. Rental expense for the years 2018 and 2017 was $11,086 and $14,987, respectively.

At December 31, 2018 and 2017, the Company has private placement commitments outstanding of $78,516 and $46,679, respectively.

The Company sold $1,658 and $0 of “to-be-announced” (TBA) securities as of December 31, 2018 and 2017, respectively. Due to different counterparties, the receivable related to these TBAs was not reclassed.

The Company may pledge cash as collateral for derivative transactions. When cash is pledged as collateral, it is derecognized and a receivable is recorded to reflect the eventual return of that cash by the counterparty. In addition, the amount of cash collateral pledged by the Company as of December 31, 2018 and 2017, respectively, was $0 and $15,151.

At December 31, 2018 and 2017, securities in the amount of $227,624 and $45,201, respectively, were posted to the Company as collateral from derivative counterparties. The securities were not included on the Company’s balance sheet as the Company does not have the ability to sell or repledge the collateral.

The Company has provided back-stop guarantees for the performance of non-insurance affiliates or subsidiaries that are involved in the guaranteed sale of investments in low-income housing tax credit partnerships. The nature of the obligation is to provide third party investors with a minimum guaranteed annual and cumulative return on their contributed capital which is based on tax credits and tax losses generated from the low income housing tax credit partnerships. Guarantee payments arise if low income housing tax credit partnerships experience unexpected significant decreases in tax credits and tax losses or there are compliance issues with the partnerships. A significant portion of the remaining term of the guarantees is between 13-18 years. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as a decrease in net investment income. No payments are required as of December 31, 2018. The current assessment of risk of making payments under these guarantees is remote.

The Company has guaranteed to the Monetary Authority of Singapore (MAS) that it will provide adequate funds to make up for any liquidity shortfall in its wholly-owned foreign life insurance subsidiary, Transamerica Life Bermuda LTD (TLB) (Singapore Branch), and continue to meet, pay and settle all present and future obligations of TLB. As of December 31, 2018, there is no payment or performance risk because TLB has adequate liquidity as of this date.

The Company has guaranteed to the Hong Kong Insurance Authority that it will provide the financial support to TLB for maintaining TLB’s solvency at all times so as to enable TLB to

89

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

promptly meet its obligations and liabilities. If at any time the value of TLB’s assets do not exceed its liabilities by the prevailing acceptable level of solvency, the Company will increase the paid up share capital of TLB or provide financial assistance to TLB to maintain the acceptable level of solvency. An acceptable level of solvency is net assets at one hundred and fifty percent of the required margin of solvency as stipulated under the Insurance Companies (Margin of Solvency) Regulation. As of December 31, 2018, there is no payment or performance risk because TLB is able to meet its obligations and has assets in excess of its liabilities by the prevailing level of solvency as of this date.

The Company has guaranteed that TLB will (1) maintain tangible net worth of at least equal to the greater of 165% of Standard & Poor’s Risk-Based Capital and the minimum required by regulatory authorities in all jurisdictions in which TLB operates, (2) have, at all times, sufficient cash to pay all contractual obligations in a timely manner and (3) have a maximum operating leverage ratio of 20 times. TLIC can terminate this agreement upon thirty days written notice, but not until TLB attains a rating from Standard & Poor’s the same as without the support from this agreement, or the entire book of TLB business is transferred provided that it is transferred to an entity with a rating from S&P that is the same as or better than TLIC’s then current rating or AA, whichever is lower. As of December 31, 2018, there is no payment or performance risk because TLB has adequate tangible net worth, sufficient cash to meet its obligations and an operating leverage ratio not in excess of 20 times as of this date.

The Company is not able to estimate the financial statement impact or the maximum potential amount of future payments it could be required to make under these three guarantees as they are considered to be unlimited under the provisions of SSAP No. 5R.

The Company has provided a guarantee to TLB’s (Singapore Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2018 and 2017, TLB holds related statutory-basis policy and claim reserves of $2,212,527 and $1,918,249, respectively, which would be the maximum potential amount of future payments the Company could be required to make under this guarantee. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2018, there is no payment or performance risk because TLB is not insolvent as of this date.

The Company has provided a guarantee to TLB’s (Hong Kong Branch) policyholders. If TLB fails to pay a valid claim solely by reason of it becoming insolvent as defined by Bermuda law, then the Company shall pay directly to the policy owner or named beneficiary the amount of the valid claim. At December 31, 2018 and 2017, TLB policies covered by this guarantee would have resulted in US statutory policy and claim reserves of $3,458,012 and $3,168,807, respectively, which would represent a fair measure of the maximum potential amount of future payments the Company under this guarantee based on the US statutory reserve requirements. TLB is a subsidiary of the Company and TLB has invested assets supporting these policies which mitigates this risk. In the event the Company is required to make a payment under this guarantee, the payment would be reflected in the Company’s financial statements as an increase to incurred claims. As of December 31, 2018, there is no payment or performance risk because TLB is not insolvent as of this date.

90

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company did not recognize a liability for any of the TLB guarantees due to the adoption of SSAP No. 5R, as a liability is not required for guarantees to or on behalf of a wholly-owned subsidiary. Management monitors TLB’s financial condition, and there are no indications that TLB will become insolvent. As such, management feels the risk of payment under these guarantees on behalf of TLB is remote.

The Company is a party to a fee agreement with TLB whereby the Company continues to provide the guarantees with respect to TLB described in the paragraphs above. The Company received $587 and $545 under this agreement in 2018 and 2017, respectively.

The Company has provided guarantees for the obligations of noninsurance affiliates who have accepted assignments of structured settlement payment obligations from other insurers and purchase structured settlement insurance policies from subsidiaries of the Company that match those obligations. The guarantees made by the Company are specific to each structured settlement contract and vary in date and duration of the obligation. These are numerous and are backed by the reserves established by the Company to represent the present value of the future payments for those contracts. The direct statutory reserve established at December 31, 2018 and 2017 for the total payout block is $3,235,571 and $3,286,580, respectively. As this reserve is already recorded on the balance sheet of the Company, there was no additional liability recorded due to the adoption of SSAP No. 5R.

The following table provides an aggregate compilation of guarantee obligations as of December 31, 2018 and 2017:

	December 31
	2018	2017
Aggregate maximum potential of future payments of all guarantees (undiscounted)	$5,670,570	$5,087,084

Current liability recognized in financial statements:
Noncontingent liabilities	–	–

Contingent liabilities	–	–

Ultimate financial statement impact if action required:
Incurred claims	5,670,539	5,087,056
Other	31	28
Total impact if action required	$5,670,570	$5,087,084

The Company is a member of the FHLB of Des Moines. Through its membership, the Company has conducted business activity (borrowings) with the FHLB. It is part of the Company’s strategy to utilize these funds for asset and liability management and spread lending purposes. The Company has determined the actual/estimated long-term maximum borrowing capacity as $3,274,093. The Company calculated this amount in accordance with the terms and conditions of agreement with FHLB of Des Moines.

91

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the Company purchased/owned the following FHLB stock as part of the agreement:

	Year Ended December 31
	2018	2017
Membership Stock:
Class A	$–	$–
Class B	10,000	10,000
Activity Stock	123,400	165,800
Excess Stock	–	–
Total	$133,400	$175,800

At December 31, 2018 and 2017, Membership Stock (Class A and B) Eligible for Redemption and the anticipated timeframe for redemption was as follows:

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
December 31, 2018
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

	Less Than 6 Months	6 Months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Decemeber 31, 2017
Membership Stock
Class A	$–	$–	$–	$–
Class B	–	–	–	10,000
Total	$–	$–	$–	$10,000

At December 31, 2018 and 2017, the amount of collateral pledged and the maximum amount pledged to the FHLB was as follows:

	Fair Value	Carry Value
December 31, 2018
Total Collateral Pledged	$4,379,240	$4,405,503
Maximum Collateral Pledged	5,176,835	5,131,250

	Fair Value	Carry Value
Decemeber 31, 2017
Total Collateral Pledged	$5,262,087	$4,999,339
Maximum Collateral Pledged	5,534,849	5,317,412

92

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

At December 31, 2018 and 2017, the borrowings from the FHLB were as follows:

	December 31, 2018		December 31, 2017
	General Account	Funding Agreements Reserves Established	General Account	Funding Agreements Reserves Established

Debt[1]	$2,820,000	$–	$3,820,000	$–
Funding agreements[2]	265,000	266,742	325,000	326,380
Other	–	–	–	–

Total	$3,085,000	$266,742	$4,145,000	$326,380

1 The maximum amount of borrowing during 2018 was $2,820,000

2 The maximum amount of borrowing during 2018 was $265,000

As of December 31, 2018, the weighted average interest rate on FHLB advances was 2.602% with a weighted average term of 4.3 years. As of December 31, 2017, the weighted average interest rate on FHLB advances was 1.544% with a weighted average term of 5.2 years.

At December 31, 2018 the prepayment penalties information is as follows:

Does the Company have prepayment obligations under the following arrangements (yes/no)?
Debt	NO
Funding Agreements	NO
Other	N/A

The Company has issued synthetic GIC contracts to benefit plan sponsors totaling $1,905,244 and $2,762,795 as of December 31, 2018 and 2017, respectively. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium that varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material impact on reported financial results. In compliance with statutory guidelines, no reserves were recorded at December 31, 2018.

93

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The Company is party to legal proceedings involving a variety of issues incidental to its business, including class action lawsuits. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position.

The Company has been named in class action and individual lawsuits relating to increases in monthly deduction rates (‘‘MDR’’) on universal life products. In one federal class action filed in the Central District of California, the parties agreed to settle the case and a $210,100 provision was established in 2018, which included $15,000 for additional costs for attorney fees, class notice and administration. In January 2019, the court approved the settlement. Over 99% of affected policyholders participated in the settlement. While less than 1% of policyholders opted out, they represent approximately 43% of the value of the settlement fund. The Company continues to hold a provision for these policyholders. The provision for this settlement is included in other liabilities in the balance sheet and general expenses within the statement of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company, except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $7,864 and $10,075 and an offsetting premium tax benefit $6,173 and $7,345 at December 31, 2018 and 2017, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund (benefit) expense was $400, $216 and $6,142, for the years ended December 31, 2018, 2017 and 2016, respectively.

15. Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

The Company has recorded liabilities of $95,515 and $93,497 for municipal repurchase agreements as of December 31, 2018 and 2017, respectively. The repurchase agreements are primarily collateralized by investment-grade corporate bonds with book adjusted carry values of $205,405 and $116,023, respectively, and fair values of $217,575 and $125,733, respectively, as of December 31, 2018 and 2017. These securities have maturity dates that range from 2019 to 2097.

For repurchase agreements, the Company rigorously manages asset/liability risks via an integrated risk management framework. The Company’s liquidity position is monitored constantly, and factors heavily in the management of the asset portfolio. Projections comparing liquidity needs to available resources in both adverse and routine scenarios are refreshed monthly.

94

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

The results of these projections on time horizons ranging from 16 months to 24 months are the basis for the near-term liquidity planning. This liquidity model excludes new business (non applicable for the spread business), renewals and other sources of cash and assumes all liabilities are paid off on the earliest dates required. Interest rate risk is carefully managed, in part through rigorously defined and monitored derivatives programs.

The Company enters into dollar repurchase agreements in which securities are delivered to the counterparty once adequate collateral has been received. At December 31, 2018 and 2017, the Company had dollar repurchase agreements outstanding in the amount of $361,063 and $330,081, respectively. The Company had an outstanding liability for borrowed money in the amount $205,345 and $330,318, which included accrued interest of $1,092 and $885, at December 31, 2018 and 2017, respectively due to participation in dollar repurchase agreements.

The contractual maturities of the dollar repurchase agreement positions are as follows:

	Fair Value
	2018	2017

Open	$204,253	$329,434
30 days or less	–	–
31 to 60 days	–	–
61 to 90 days	–	–
Greater than 90 days	–	–

Total	204,253	329,434

Securities received	–	–

Total collateral received	$204,253	$329,434

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2018 and reacquired within 30 days of the sale date are:

	Number of Transactions	Book Value of Securities Sold	Cost of Securities Repurchased	Gains (Losses)

Bonds:
NAIC 5	1	$1,448	$1,459	$31
Common stocks:
Common stocks	4	$15	$21	$10

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, provided they give evidence of conditions that existed at the balance sheet date (Type I). The Company has not identified any Type I subsequent events for the year ended December 31, 2018 through April 25, 2019.

95

Transamerica Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share amounts)

Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). The Company has identified a Type II subsequent event for the year ended December 31, 2018. The Company ceded businesses to a subsidiary of Scottish Re Group. In January 2018, Scottish Re Group announced a sale and restructuring plan and commenced Chapter 11 (reorganization) procedures for some of its subsidiaries. In December 2018, the Delaware Department of Insurance began also oversight procedures of the Scottish Re Group subsidiary (SRUS) with whom TLIC is a counterparty for some of its reinsurance activities. On March 1, 2019, the Delaware Department of Insurance requested SRUS to be placed in rehabilitation. The Company’s management closely monitors the current developments but is not yet able to assess whether its outstanding reserves and receivables will be recoverable. At December 31, 2018, the Company’s reserves ceded to Scottish Re Group were $108,320.

96

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN
Transamerica Corporation	42-1484983

Aegon Asset Management Services Inc	39-1884868

Aegon Direct Marketing Services Inc	42-1470697

Aegon Financial Services Group Inc	41-1479568

Aegon Institutional Markets Inc	61-1085329

Aegon Management Company	35-1113520

Aegon USA Real Estate Services Inc	61-1098396

Aegon USA Realty Advisors of CA FKA Pensaprima Inc	20-5023693

AFSG Securities Corporation	23-2421076

AUSA Properties Inc	27-1275705

Commonwealth General Corporation	51-0108922

Creditor Resources Inc	42-1079584

CRI Solutions Inc	52-1363611

Financial Planning Services Inc	23-2130174

Firebird Reinsurance Corporation	47-3331975

Garnet Assurance Corporation	11-3674132

Garnet Assurance Corporation II	14-1893533

Garnet Assurance Corporation III	01-0947856

Intersecurities Ins Agency	42-1517005

LIICA RE II	20-5927773

Massachusetts Fidelity Trust	42-0947998

MLIC RE I Inc	01-0930908

Money Services Inc	42-1079580

Monumental General Administrators Inc	52-1243288

Pearl Holdings Inc I	20-1063558

Pearl Holdings Inc II	20-1063571

Pine Falls Re Inc	26-1552330

Real Estate Alternatives Portfolio 3A Inc	20-1627078

River Ridge Insurance Company	20-0877184

Short Hills Management	42-1338496

Southwest Equity General Company	86-0455577

Stonebridge Benefit Services Inc	75-2548428

97

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN

Stonebridge Reinsurance Company	61-1497252

TCF Asset Management Corp	84-0642550

TCFC Air Holdings Inc	32-0092333

TCFC Asset Holdings Inc	32-0092334

TLIC Oakbrook Reinsurance Inc.	47-1026613

TLIC Riverwood Reinsurance Inc	45-3193055

TLIC Watertree Reinsurance, Inc.	81-3715574

Transamerica Advisors Life Insurance Company (FKA MLLIC)	91-1325756

Transamerica Accounts Holding Corp	36-4162154

Transamerica Affinity Services Inc	42-1523438

Transamerica Affordable Housing Inc	94-3252196

Transamerica Agency Network Inc (FKA: Life Inv Fin Group)	61-1513662

Transamerica Asset Management (fka Transamerica Fund Advisors)	59-3403585

Transamerica Capital Inc	95-3141953

Transamerica Casualty Insurance Company	31-4423946

Transamerica Commercial Finance Corp I	94-3054228

Transamerica Consumer Finance Holding Company	95-4631538

Transamerica Corporation (OREGON)	98-6021219

Transamerica Distribution Finance Overseas Inc	36-4254366

Transamerica Finance Corporation	95-1077235

Transamerica Financial Advisors FKA InterSecurities	59-2476008

Transamerica Financial Life Insurance Company	36-6071399

Transamerica Fund Services Inc	59-3403587

Transamerica Home Loan	95-4390993

Transamerica International Re (Bermuda) Ltd	98-0199561

Transamerica Investors Securities Corp	13-3696753

Transamerica Leasing Holdings Inc	13-3452993

Transamerica Life Insurance Company	39-0989781

Transamerica Pacific Insurance Co Ltd	94-3304740

Transamerica Premier Life Insurance Company	52-0419790

Transamerica Resources Inc (FKA: Nat Assoc Mgmt)	52-1525601

Transamerica Small Business Capital Inc	36-4251204

98

Transamerica Life Insurance Company

Appendix A – Listing of Affiliated Companies (continued)

Transamerica Corporation
EIN: 42-1484983
AFFILIATIONS SCHEDULE
YEAR ENDED DECEMBER 31, 2018

Attachment to Note 9
Entity Name	FEIN
Transamerica Stable Value Solutions Inc	27-0648897
Transamerica Vendor Financial Services Corporation	36-4134790
United Financial Services Inc	52-1263786
WFG China Holdings Inc	20-2541057
World Fin Group Ins Agency of Massachusetts Inc	04-3182849
World Financial Group Inc	42-1518386
World Financial Group Ins Agency of Hawaii Inc	99-0277127
World Financial Group Insurance Agency of WY Inc	42-1519076
World Financial Group Insurance Agency	95-3809372
Zahorik Company Inc	95-2775959

Zero Beta Fund LLC	26-1298094

99

Statutory-Basis Financial

Statement Schedules

100

Transamerica Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2018

SCHEDULE I

Type of Investment	Cost (1)	Fair Value	Amount at Which Shown in the Balance Sheet (2)
Fixed maturities
Bonds:
United States government and government agencies and authorities	$6,331,854	$6,598,931	$6,473,506
States, municipalities and political subdivisions	775,531	798,840	775,531
Foreign governments	362,823	352,919	362,847
Hybrid securities	382,258	379,539	382,045
All other corporate bonds	18,495,323	19,020,347	18,473,880
Preferred stocks	98,907	91,213	97,382
Total fixed maturities	26,446,696	27,241,789	26,565,191

Equity securities
Common stocks:
Industrial, miscellaneous and all other	154,552	171,979	171,979
Total equity securities	154,552	171,979	171,979

Mortgage loans on real estate	4,574,654		4,574,654
Real estate	114,446		114,446
Policy loans	551,658		551,658
Other long-term investments	955,194		955,194
Receivable for securities	123,959		123,959
Securities lending	1,670,537		1,670,537
Cash, cash equivalents and short-term investments	1,955,703		1,955,703
Total investments	$36,547,399		$36,683,321

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

(2)

United States government, state, municipal and political, hybrid and corporate bonds of $36,959 are held at fair value rather than amortized cost due to having an NAIC 6 rating. Two preferred stock securities are held at fair value of $4,598 due to having an NAIC 6 rating.

101

Transamerica Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*

Year ended December 31, 2018
Individual life	$10,400,565	$–	$343,340	$104,339	$693,537	$1,425,541	$888,908
Individual health	86,822	92,364	30,578	106,230	25,370	65,813	193,680
Group life and health	1,512,345	21,075	81,403	638,939	95,911	306,199	276,705
Annuity	13,793,355	–	30,315	10,572,727	654,092	16,123,471	(2,756,710)
Other	–	–	–	–	141,741	–	–

	$25,793,087	$113,439	$485,636	$11,422,235	$1,610,651	$17,921,024	$(1,397,417)

Year ended December 31, 2017
Individual life	$9,987,824	$–	$250,100	$(7,812,143)	$(1,056,944)	$(1,870,315)	$603,366
Individual health	100,420	91,784	27,176	(1,489,124)	1,344,780	(4,084,846)	(885,516)
Group life and health	1,528,445	23,229	100,510	508,023	238,217	(36,386)	186,023
Annuity	14,017,983	–	22,133	5,662,618	1,468,343	9,211,736	(2,084,576)
Other	–	–	–	–	438,652	–	–

	$25,634,672	$115,013	$399,919	$(3,130,626)	$2,433,048	$3,220,189	$(2,180,703)

Year ended December 31, 2016
Individual life	$13,570,924	$–	$241,127	964,932	$768,583	$1,682,114	$850,556
Individual health	4,104,887	96,408	177,690	128,097	288,730	350,311	164,250
Group life and health	1,920,903	26,223	111,533	646,226	126,113	395,670	313,984
Annuity	18,660,981	–	24,395	12,339,288	1,108,862	12,847,222	1,559,407
Other	–	–	–	–	152,629	–	–

	$38,257,695	$122,631	$554,745	$14,078,543	$2,444,917	$15,275,317	$2,888,197

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

102

Transamerica Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2018
Life insurance in force	$972,796,627	$831,130,720	$–	$141,665,907	0%

Premiums:
Individual life	$2,453,331	$3,644,497	$1,295,506	$104,340	1242%
Individual health	532,130	429,165	3,264	106,230	3%
Group life and health	753,427	131,816	17,328	638,939	3%
Annuity	10,692,163	197,320	77,884	10,572,727	1%
	$14,431,051	$4,402,798	$1,393,982	$11,422,236	12%

Year ended December 31, 2017
Life insurance in force	$533,085,617	$887,695,994	$484,569,310	$129,958,933	373%

Premiums:
Individual life	$2,443,494	$11,836,066	$1,580,429	$(7,812,143)	-20%
Individual health	530,052	2,022,968	3,792	(1,489,124)	0%
Group life and health	802,090	321,533	27,466	508,023	5%
Annuity	9,813,201	4,215,856	65,273	5,662,618	1%
	$13,588,837	$18,396,423	$1,676,960	$(3,130,626)	-54%

Year ended December 31, 2016
Life insurance in force	$529,122,141	$916,395,356	$525,650,271	$138,377,056	380%

Premiums:
Individual life	$2,422,512	$2,887,979	$1,430,399	$964,932	148%
Individual health	554,332	431,437	5,202	128,097	4%
Group life and health	820,508	203,774	29,492	646,226	5%
Annuity	10,283,875	(1,994,042)	61,372	12,339,288	0%
	$14,081,227	$1,529,148	$1,526,465	$14,078,543	11%

103

FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2018 and 2017

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2018 and 2017

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2018, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Separate Account VA B as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Jennison Growth Service Class (1)
AB Growth and Income Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Core Bond Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Levin Large Cap Value Service Class (2)
Fidelity® VIP Mid Cap Initial Class (1)	TA Madison Balanced Allocation Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA Madison Conservative Allocation Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA Managed Risk - Balanced ETF Service Class (1)
Franklin Founding Funds Allocation Class 4 Shares (1)	TA Managed Risk - Conservative ETF Service Class (1)
Franklin Income Class 2 Shares (1)	TA Managed Risk - Growth ETF Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Market Participation Strategy Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA Morgan Stanley Capital Growth Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA Multi-Managed Balanced Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA Multi-Managed Balanced Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA Multi-Manager Alternative Strategies Service Class (1)
MFS® New Discovery Service Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
MFS® Total Return Service Class (1)	TA PIMCO Tactical - Conservative Service Class (1)
NVIT Emerging Markets Class D Shares (1)	TA PIMCO Tactical - Growth Service Class (1)
Rational Insider Buying VA (1)	TA PIMCO Total Return Initial Class (1)
Rational Trend Aggregation VA (1)	TA PIMCO Total Return Service Class (1)
State Street Total Return V.I.S. Class 3 Shares (1)	TA PineBridge Inflation Opportunities Service Class (1)
TA 60/40 Allocation Service Class (2)	TA ProFunds UltraBear Service Class (OAM) (1)
TA Aegon High Yield Bond Initial Class (1)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
TA Aegon High Yield Bond Service Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
TA Aegon U.S. Government Securities Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
TA Aegon U.S. Government Securities Service Class (1)	TA Small/Mid Cap Value Initial Class (1)
TA American Funds Managed Risk - Balanced Service Class (1)	TA Small/Mid Cap Value Service Class (1)
TA Barrow Hanley Dividend Focused Initial Class (1)	TA T. Rowe Price Small Cap Initial Class (1)
TA Barrow Hanley Dividend Focused Service Class (1)	TA T. Rowe Price Small Cap Service Class (1)
TA BlackRock Equity Smart Beta 100 Service Class (1)	TA Torray Concentrated Growth Initial Class (1)
TA BlackRock Global Allocation Service Class (1)	TA Torray Concentrated Growth Service Class (1)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class (1)	TA TS&W International Equity Initial Class (1)
TA BlackRock Global Allocation Managed Risk - Growth Service Class (1)	TA TS&W International Equity Service Class (1)
TA BlackRock Global Real Estate Securities Initial Class (1)	TA U.S. Equity Index Service Class (3)
TA BlackRock Global Real Estate Securities Service Class (1)	TA WMC US Growth Initial Class (1)
TA BlackRock Government Money Market Initial Class (1)	TA WMC US Growth Service Class (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Equity Index (1)
TA BlackRock Smart Beta 40 Initial Class (1)	Vanguard® International (1)
TA BlackRock Smart Beta 40 Service Class (1)	Vanguard® Mid-Cap Index (1)
TA BlackRock Smart Beta 50 Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Smart Beta 75 Service Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Tactical Allocation Service Class (1)	Vanguard® Total Bond Market Index (1)
TA Greystone International Growth Initial Class (1)	Voya Global Perspectives Class S Shares (1)
TA Greystone International Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA International Equity Index Service Class (3)	Voya Strategic Allocation Conservative Class S Shares (1)
TA Janus Balanced Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Janus Mid-Cap Growth Initial Class (1)	Wanger International (1)
TA Janus Mid-Cap Growth Service Class (1)	Wanger USA (1)
TA Jennison Growth Initial Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2018 and 2017
(2)	Statements of operations and changes in net assets for the period May 1, 2018 (commencement of operations) through December 31, 2018
(3)	Statements of operations and changes in net assets for the year ended December 31, 2018 and the period May 1, 2017 (commencement of operations) through December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 23, 2019

We have served as the auditor of one or more of the subaccounts in Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,537,578.420	$96,950,576	$85,205,033	$5	$85,205,038	33,611,226	$1.321354	$12.896548
AB Growth and Income Class B Shares	7,750,104.779	229,375,172	211,887,865	(376)	211,887,489	72,168,849	1.364135	15.984684
AB Large Cap Growth Class B Shares	567,130.753	21,333,507	27,738,365	(152)	27,738,213	13,361,563	1.847546	12.943866
American Funds—Asset Allocation Class 2 Shares	32,151,696.281	695,858,989	677,757,758	(127)	677,757,631	212,831,662	1.556525	14.104327
American Funds—Bond Class 2 Shares	19,070,322.375	205,211,216	197,187,133	(119)	197,187,014	65,952,103	1.012844	10.416853
American Funds—Growth Class 2 Shares	6,366,357.271	457,321,523	442,334,503	297	442,334,800	61,736,514	1.937225	18.673674
American Funds—Growth-Income Class 2 Shares	9,120,557.075	426,926,973	409,513,013	103	409,513,116	56,040,276	1.911534	17.441126
American Funds—International Class 2 Shares	10,613,310.223	205,890,126	186,794,260	2	186,794,262	49,456,028	1.101337	12.084199
BlackRock Basic Value V.I. Class I Shares	1,440,656.238	21,089,196	17,849,731	(95)	17,849,636	6,813,623	1.917179	9.313214
BlackRock Global Allocation V.I. Class I Shares	685,328.821	10,933,282	10,410,145	(5)	10,410,140	5,295,268	1.634914	9.974336
BlackRock High Yield V.I. Class I Shares	528,981.972	3,884,735	3,597,077	15,881	3,612,958	1,507,900	1.986688	9.939205
Fidelity® VIP Balanced Service Class 2	22,292,919.305	372,441,365	364,935,089	75	364,935,164	137,704,135	1.441935	14.329332
Fidelity® VIP Contrafund® Initial Class	6,889.271	217,031	221,352	10	221,362	72,197	1.754685	16.167637
Fidelity® VIP Contrafund® Service Class 2	15,802,304.797	516,586,561	494,770,163	316	494,770,479	130,170,833	1.528523	15.861317
Fidelity® VIP Equity-Income Initial Class	1,867.195	37,858	38,035	(2)	38,033	23,527	1.441717	9.898796
Fidelity® VIP Equity-Income Service Class 2	1,901,256.063	38,998,396	37,739,933	158	37,740,091	20,712,987	1.230046	9.940484
Fidelity® VIP Growth Initial Class	277.919	15,646	17,542	19	17,561	8,174	2.075286	13.036573
Fidelity® VIP Growth Service Class 2	544,277.826	25,527,496	33,696,240	166	33,696,406	16,810,542	1.759903	12.923702
Fidelity® VIP Growth Opportunities Service Class 2	62,638.446	1,694,452	2,346,436	29	2,346,465	929,775	1.917924	14.544211
Fidelity® VIP Mid Cap Initial Class	2,738.380	98,456	82,672	(2)	82,670	38,781	1.474667	14.638890
Fidelity® VIP Mid Cap Service Class 2	9,884,713.780	324,466,886	288,831,337	(161)	288,831,176	74,180,131	1.414343	14.360697
Fidelity® VIP Value Strategies Initial Class	22,978.439	330,165	255,290	(1)	255,289	80,999	1.412581	12.826749
Fidelity® VIP Value Strategies Service Class 2	10,436,790.513	141,874,397	116,996,422	25	116,996,447	42,681,877	0.329645	12.584945
Franklin Founding Funds Allocation Class 4 Shares	11,611,408.936	83,997,668	75,009,702	(103)	75,009,599	40,474,209	1.262801	9.771990
Franklin Income Class 2 Shares	4,066,137.661	61,023,384	59,934,869	65	59,934,934	43,367,555	1.210037	10.227613
Franklin Mutual Shares Class 2 Shares	765,773.800	13,537,246	13,324,464	51	13,324,515	10,583,322	1.110995	9.531432
Franklin Templeton Foreign Class 2 Shares	1,830,653.541	25,450,025	23,322,526	196	23,322,722	25,135,514	0.836828	9.621912
Invesco V.I. American Franchise Series II Shares	107,723.253	4,737,910	5,914,007	59	5,914,066	3,405,149	1.627968	11.731074
Janus Henderson—Enterprise Service Shares	313,659.500	14,820,616	19,757,412	(168)	19,757,244	8,614,115	1.456605	12.120450
Janus Henderson—Global Research Service Shares	496,360.328	14,896,052	22,907,029	(7)	22,907,022	18,506,476	0.912196	11.369868
Janus Henderson—Mid Cap Value Service Shares	188,408.243	2,961,042	2,566,120	(16)	2,566,104	1,170,029	1.477297	9.461027

See accompanying notes

2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
MFS® New Discovery Service Class	2,364,734.021	$38,242,807	$37,622,918	$23	$37,622,941	15,150,161	$1.499685	$11.964018
MFS® Total Return Service Class	1,897,314.113	37,651,261	40,564,576	88	40,564,664	22,981,760	1.296996	10.246623
NVIT Emerging Markets Class D Shares	1,584.567	15,968	17,509	—	17,509	1,547	10.884893	11.371277
Rational Insider Buying VA	157,495.646	2,408,883	1,888,373	28	1,888,401	1,218,337	1.397148	10.494005
Rational Trend Aggregation VA	127,649.935	1,568,560	1,370,960	18	1,370,978	1,054,500	1.170370	9.074297
State Street Total Return V.I.S. Class 3 Shares	3,469,777.844	60,603,151	48,611,588	(37)	48,611,551	24,994,175	1.243940	12.378541
TA 60/40 Allocation Service Class	810,268.185	7,920,983	7,559,802	(1)	7,559,801	1,506,181	0.952090	9.635446
TA Aegon High Yield Bond Initial Class	9,287,041.352	72,397,797	67,516,791	(24)	67,516,767	31,184,824	1.160126	11.884116
TA Aegon High Yield Bond Service Class	18,619,423.538	148,070,465	137,411,346	82	137,411,428	35,239,960	1.325196	11.577174
TA Aegon U.S. Government Securities Initial Class	5,953,336.127	69,033,327	62,212,363	2,352	62,214,715	39,822,530	0.999924	10.095970
TA Aegon U.S. Government Securities Service Class	29,536,389.991	330,747,037	318,697,648	(120)	318,697,528	104,943,141	1.024945	10.095593
TA American Funds Managed Risk—Balanced Service Class	69,114,108.898	732,095,022	724,315,861	(403)	724,315,458	68,832,442	9.893200	10.922991
TA Barrow Hanley Dividend Focused Initial Class	13,451,698.192	227,618,107	298,896,734	192	298,896,926	131,850,813	1.161205	14.661576
TA Barrow Hanley Dividend Focused Service Class	6,261,306.951	130,898,944	139,188,854	160	139,189,014	44,974,511	1.226111	14.278097
TA BlackRock Equity Smart Beta 100 Service Class	2,907,570.324	34,205,746	34,919,920	1	34,919,921	2,916,657	10.555376	12.260897
TA BlackRock Global Allocation Service Class	81,738,903.425	1,091,357,983	1,101,023,029	(181)	1,101,022,848	474,880,900	1.129484	11.659560
TA BlackRock Global Allocation Managed Risk—Balanced Service Class	24,059,249.374	228,437,446	216,773,837	(10)	216,773,827	22,915,904	9.034320	10.120537
TA BlackRock Global Allocation Managed Risk—Growth Service Class	20,134,643.052	190,667,702	179,399,670	(96)	179,399,574	19,120,004	8.975685	10.300793
TA BlackRock Global Real Estate Securities Initial Class	3,304,772.111	40,435,580	35,691,539	134	35,691,673	15,318,064	0.954018	10.288234
TA BlackRock Global Real Estate Securities Service Class	6,010,934.314	78,134,477	68,224,104	(49)	68,224,055	27,015,414	0.933230	10.022700
TA BlackRock Government Money Market Initial Class	92,736,783.813	92,736,782	92,736,784	(218)	92,736,566	87,727,125	0.799257	9.932598
TA BlackRock Government Money Market Service Class	339,882,127.942	339,882,126	339,882,128	(1,072)	339,881,056	169,823,809	0.787553	9.935122
TA BlackRock Smart Beta 40 Initial Class	1,752,057.562	16,468,728	16,837,273	172	16,837,445	10,486,812	1.101537	10.280312
TA BlackRock Smart Beta 40 Service Class	29,064,261.936	262,196,044	277,273,059	(135)	277,272,924	132,547,925	0.979989	11.241851
TA BlackRock Smart Beta 50 Service Class	12,366,853.373	137,648,660	136,530,061	5	136,530,066	12,508,832	10.198057	11.199527
TA BlackRock Smart Beta 75 Service Class	5,230,179.391	61,760,263	60,147,063	(2)	60,147,061	5,307,037	10.375445	11.631476
TA BlackRock Tactical Allocation Service Class	84,679,576.742	1,299,644,509	1,233,781,433	491	1,233,781,924	420,090,936	1.164471	12.282920
TA Greystone International Growth Initial Class	8,811,861.949	73,319,772	70,583,014	(283)	70,582,731	49,721,997	1.051653	10.880507
TA Greystone International Growth Service Class	10,743,233.489	91,116,136	84,441,815	(173)	84,441,642	22,805,284	0.960080	10.602231
TA International Equity Index Service Class	1,710,532.542	18,605,510	16,267,164	6	16,267,170	1,738,557	9.152662	9.507218

See accompanying notes.

3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Janus Balanced Service Class	57,361,291.980	$781,484,753	$840,916,540	$20	$840,916,560	194,748,292	$1.295845	$14.230449
TA Janus Mid-Cap Growth Initial Class	2,220,491.979	67,788,563	67,902,645	(187)	67,902,458	40,505,558	1.330794	14.394008
TA Janus Mid-Cap Growth Service Class	2,950,692.453	86,357,008	86,366,768	33	86,366,801	20,363,814	1.305952	14.023390
TA Jennison Growth Initial Class	20,177,417.036	198,888,794	192,694,333	4	192,694,337	83,798,752	1.683782	20.199487
TA Jennison Growth Service Class	13,554,856.028	133,132,400	122,264,801	(49)	122,264,752	20,725,118	2.062234	19.662782
TA JPMorgan Asset Allocation—Conservative Initial Class	14,679,022.098	154,948,700	146,643,431	47	146,643,478	87,232,931	1.182080	10.495628
TA JPMorgan Asset Allocation—Conservative Service Class	92,267,121.138	956,855,976	910,676,486	(128)	910,676,358	372,496,615	1.130452	11.619572
TA JPMorgan Asset Allocation—Growth Initial Class	21,419,131.556	219,895,877	239,894,273	198	239,894,471	125,967,602	1.281864	10.842418
TA JPMorgan Asset Allocation—Growth Service Class	16,156,732.651	179,556,837	179,178,165	(33)	179,178,132	62,042,687	1.127469	13.435297
TA JPMorgan Asset Allocation—Moderate Initial Class	32,138,251.851	351,539,406	359,948,421	(381)	359,948,040	197,798,951	1.250799	10.676001
TA JPMorgan Asset Allocation—Moderate Service Class	445,522,106.884	5,091,753,901	4,918,564,060	(308)	4,918,563,752	1,547,786,893	1.177163	12.230554
TA JPMorgan Asset Allocation—Moderate Growth Initial Class	38,724,804.509	442,869,080	449,982,228	(212)	449,982,016	237,682,384	1.298424	10.817169
TA JPMorgan Asset Allocation—Moderate Growth Service Class	271,907,070.692	3,164,620,951	3,113,335,959	(388)	3,113,335,571	1,233,418,891	1.163029	12.860131
TA JPMorgan Core Bond Service Class	17,341,621.503	240,016,781	232,204,312	52	232,204,364	65,985,037	1.009670	10.564413
TA JPMorgan Enhanced Index Initial Class	5,752,401.569	105,234,629	111,021,350	(22)	111,021,328	44,289,570	1.646033	16.757698
TA JPMorgan Enhanced Index Service Class	2,974,872.489	56,646,741	57,236,547	13	57,236,560	10,181,659	1.594214	16.332702
TA JPMorgan International Moderate Growth Initial Class	8,902.691	81,621	84,487	—	84,487	68,581	1.231927	10.392485
TA JPMorgan International Moderate Growth Service Class	57,228,686.410	542,930,988	537,377,365	(311)	537,377,054	300,953,145	0.899371	10.998467
TA JPMorgan Mid Cap Value Service Class	13,125,640.523	237,113,087	186,121,583	(46)	186,121,537	44,054,769	1.296288	14.611786
TA JPMorgan Tactical Allocation Service Class	78,499,105.011	1,142,135,048	1,151,581,871	204	1,151,582,075	290,764,551	1.106681	11.560331
TA Legg Mason Dynamic Allocation—Balanced Service Class	84,702,289.855	996,983,560	987,628,700	(209)	987,628,491	211,305,384	1.029068	11.478069
TA Legg Mason Dynamic Allocation—Growth Service Class	34,903,976.303	432,752,354	430,016,988	(175)	430,016,813	99,265,335	1.133286	11.887788
TA Levin Large Cap Value Service Class	232,839.287	2,279,376	2,100,210	—	2,100,210	323,389	0.892687	9.034294
TA Madison Balanced Allocation Service Class	9,132,129.431	100,309,648	97,805,106	185	97,805,291	35,654,782	1.223284	11.838697
TA Madison Conservative Allocation Service Class	6,016,304.393	64,063,341	62,990,707	99	62,990,806	28,250,139	1.126031	11.015907
TA Madison Diversified Income Service Class	10,828,374.339	128,844,489	135,787,814	44	135,787,858	50,863,663	1.254362	12.078177
TA Managed Risk—Balanced ETF Service Class	455,566,198.980	5,245,744,129	5,298,234,894	(363)	5,298,234,531	1,309,690,461	1.048131	11.961469
TA Managed Risk—Conservative ETF Service Class	56,067,420.841	671,242,633	671,687,702	147	671,687,849	245,869,418	1.092831	11.784266
TA Managed Risk—Growth ETF Service Class	234,478,638.235	2,378,913,259	2,384,647,751	(440)	2,384,647,311	857,934,001	1.141394	12.523347
TA Market Participation Strategy Service Class	32,573,793.915	381,411,655	382,090,603	50	382,090,653	87,219,115	1.173517	12.631035

See accompanying notes.

4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA Morgan Stanley Capital Growth Initial Class	8,315,648.024	$131,424,925	$134,713,498	$18	$134,713,516	42,679,256	$2.364581	$14.503133
TA Morgan Stanley Capital Growth Service Class	6,925,781.663	118,647,511	108,734,772	18	108,734,790	14,619,393	2.241350	23.236711
TA Multi-Managed Balanced Initial Class	6,071,661.948	84,208,904	84,092,518	(68)	84,092,450	35,336,427	1.552035	10.675340
TA Multi-Managed Balanced Service Class	82,199,541.250	1,113,975,304	1,113,803,784	250	1,113,804,034	213,053,682	1.301202	13.967042
TA Multi-Manager Alternative Strategies Service Class	296,607.256	2,971,535	2,811,837	20	2,811,857	294,271	9.260336	9.958207
TA PIMCO Tactical—Balanced Service Class	49,378,431.269	575,138,655	514,523,254	62	514,523,316	152,110,362	1.010459	11.924940
TA PIMCO Tactical—Conservative Service Class	22,931,241.016	260,944,706	237,796,969	(90)	237,796,879	69,943,022	0.968877	11.772561
TA PIMCO Tactical—Growth Service Class	30,616,130.153	349,046,062	311,059,882	96	311,059,978	77,403,230	0.980005	12.195813
TA PIMCO Total Return Initial Class	14,196,722.219	161,884,652	157,867,551	170	157,867,721	100,615,759	1.025605	10.174733
TA PIMCO Total Return Service Class	65,191,551.720	748,630,085	717,758,984	331	717,759,315	331,762,980	1.056741	10.455457
TA PineBridge Inflation Opportunities Service Class	15,558,421.342	160,581,476	154,495,124	6	154,495,130	80,400,948	0.920570	9.983244
TA ProFunds UltraBear Service Class (OAM)	71,479,601.511	36,982,744	35,025,005	1	35,025,006	824,917,799	0.040444	7.672626
TA QS Investors Active Asset Allocation—Conservative Service Class	32,368,918.564	342,649,136	347,965,875	(210)	347,965,665	141,754,097	1.036517	11.337919
TA QS Investors Active Asset Allocation—Moderate Service Class	116,828,320.037	1,325,727,041	1,333,011,132	(109)	1,333,011,023	382,230,157	1.083393	11.564795
TA QS Investors Active Asset Allocation—Moderate Growth Service Class	48,119,302.869	536,631,370	540,379,771	342	540,380,113	195,359,095	1.081554	11.858383
TA Small/Mid Cap Value Initial Class	6,151,063.313	119,499,113	105,244,693	17	105,244,710	20,576,048	1.570471	15.228130
TA Small/Mid Cap Value Service Class	6,332,975.720	125,975,480	105,380,716	69	105,380,785	28,152,654	1.541268	14.838649
TA T. Rowe Price Small Cap Initial Class	8,279,855.344	112,143,971	114,179,205	(17)	114,179,188	43,487,831	1.852579	17.503036
TA T. Rowe Price Small Cap Service Class	16,218,362.753	224,148,274	210,676,532	50	210,676,582	33,335,132	1.818752	17.057948
TA Torray Concentrated Growth Initial Class	6,561,655.829	115,694,316	131,167,500	196	131,167,696	37,336,127	1.734757	16.333261
TA Torray Concentrated Growth Service Class	1,561,768.032	30,604,722	31,969,392	(54)	31,969,338	7,803,220	1.656251	15.898769
TA TS&W International Equity Initial Class	6,197,165.727	79,169,734	73,746,272	(75)	73,746,197	42,739,151	0.956041	11.178390
TA TS&W International Equity Service Class	3,049,472.441	38,468,471	35,983,775	22	35,983,797	12,291,177	0.849936	10.890790
TA U.S. Equity Index Service Class	4,375,914.887	49,919,008	46,909,808	(3)	46,909,805	4,460,433	10.293712	10.692325
TA WMC US Growth Initial Class	9,291,432.570	236,563,974	249,567,879	243	249,568,122	125,844,251	1.659950	18.632019
TA WMC US Growth Service Class	4,313,180.530	108,678,802	113,091,593	(176)	113,091,417	24,232,577	1.553146	18.149148
Vanguard® Equity Index	107,160.030	3,904,347	4,075,296	2	4,075,298	1,183,932	1.946161	17.041499
Vanguard® International	80,358.298	1,809,270	1,859,491	(2)	1,859,489	567,663	1.255663	13.375837
Vanguard® Mid-Cap Index	67,065.019	1,421,764	1,356,725	(1)	1,356,724	332,115	1.719393	15.391944
Vanguard® Real Estate Index	39,105.767	500,992	452,454	10	452,464	143,459	1.450118	12.321583

See accompanying notes.

5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2018

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Short-Term Investment Grade	287,310.099	$3,036,250	$3,028,248	$19	$3,028,267	828,787	$1.072249	$10.528192
Vanguard® Total Bond Market Index	190,495.894	2,237,905	2,198,323	—	2,198,323	359,496	1.122888	10.486855
Voya Global Perspectives Class S Shares	1,880.336	19,154	19,217	—	19,217	1,919	9.704836	10.215774
Voya Large Cap Value Class S Shares	95.514	1,040	1,008	—	1,008	95	9.997865	10.562198
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—	9.967053	10.282988
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—	10.091410	10.411335
Wanger International	11,829.471	324,320	262,614	1	262,615	70,863	1.220731	11.161192
Wanger USA	—	—	—	—	—	—	2.042298	16.754977

See accompanying notes.

6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Bond Class 2 Shares Subaccount
Net Assets as of December 31, 2016:	$94,083,857	$220,284,665	$28,324,370	$634,039,608	$202,687,185

Investment Income:
Reinvested Dividends	1,757,555	2,948,666	—	11,319,204	4,101,380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,578,714	3,382,610	456,309	12,242,819	3,432,100

Net Investment Income (Loss)	178,841	(433,944)	(456,309)	(923,615)	669,280
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	799,896	20,426,407	1,784,870	32,975,305	2,953,858
Realized Gain (Loss) on Investments	(785,572)	11,724,260	2,411,493	13,942,491	(1,054,477)

Net Realized Capital Gains (Losses) on Investments	14,324	32,150,667	4,196,363	46,917,796	1,899,381
Net Change in Unrealized Appreciation (Depreciation)	12,264,594	4,943,149	4,197,338	49,060,945	1,235,417

Net Gain (Loss) on Investment	12,278,918	37,093,816	8,393,701	95,978,741	3,134,798
Net Increase (Decrease) in Net Assets Resulting from Operations	12,457,759	36,659,872	7,937,392	95,055,126	3,804,078

Increase (Decrease) in Net Assets from Contract Transactions	(6,594,640)	(10,466,873)	(3,998,993)	39,968,883	11,056,705

Total Increase (Decrease) in Net Assets	5,863,119	26,192,999	3,938,399	135,024,009	14,860,783

Net Assets as of December 31, 2017:	$99,946,976	$246,477,664	$32,262,769	$769,063,617	$217,547,968

Investment Income:
Reinvested Dividends	1,617,506	1,809,471	—	12,210,863	4,778,399
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,559,063	3,541,890	479,664	12,768,143	3,318,369

Net Investment Income (Loss)	58,443	(1,732,419)	(479,664)	(557,280)	1,460,030
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,238,786	27,505,699	3,650,529	32,935,152	270,918
Realized Gain (Loss) on Investments	(1,648,836)	8,700,569	3,039,944	21,372,558	(2,781,737)

Net Realized Capital Gains (Losses) on Investments	5,589,950	36,206,268	6,690,473	54,307,710	(2,510,819)
Net Change in Unrealized Appreciation (Depreciation)	(13,089,972)	(51,135,115)	(5,657,473)	(99,480,280)	(4,012,883)

Net Gain (Loss) on Investment	(7,500,022)	(14,928,847)	1,033,000	(45,172,570)	(6,523,702)
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,441,579)	(16,661,266)	553,336	(45,729,850)	(5,063,672)

Increase (Decrease) in Net Assets from Contract Transactions	(7,300,359)	(17,928,909)	(5,077,892)	(45,576,136)	(15,297,282)

Total Increase (Decrease) in Net Assets	(14,741,938)	(34,590,175)	(4,524,556)	(91,305,986)	(20,360,954)

Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$197,187,014

See Accompanying Notes.

(1)	See Footnote 1

7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	American Funds - Growth Class 2 Shares	American Funds - Growth-Income Class 2 Shares	American Funds - International Class 2 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$301,070,692	$308,892,051	$129,648,359	$22,069,925	$13,393,563

Investment Income:
Reinvested Dividends	2,012,383	5,436,965	2,154,436	327,291	169,049
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,277,435	6,028,332	2,709,539	309,812	199,371

Net Investment Income (Loss)	(4,265,052)	(591,367)	(555,103)	17,479	(30,322)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,709,916	23,474,148	1,817,197	817,837	129,358
Realized Gain (Loss) on Investments	2,501,826	237,470	(342,853)	386,085	397,852

Net Realized Capital Gains (Losses) on Investments	38,211,742	23,711,618	1,474,344	1,203,922	527,210
Net Change in Unrealized Appreciation (Depreciation)	50,688,858	44,406,383	39,399,899	153,944	1,037,855

Net Gain (Loss) on Investment	88,900,600	68,118,001	40,874,243	1,357,866	1,565,065
Net Increase (Decrease) in Net Assets Resulting from Operations	84,635,548	67,526,634	40,319,140	1,375,345	1,534,743

Increase (Decrease) in Net Assets from Contract Transactions	57,194,734	43,743,768	21,968,632	(1,742,925)	(1,841,344)

Total Increase (Decrease) in Net Assets	141,830,282	111,270,402	62,287,772	(367,580)	(306,601)

Net Assets as of December 31, 2017:	$442,900,974	$420,162,453	$191,936,131	$21,702,345	$13,086,962

Investment Income:
Reinvested Dividends	2,124,919	6,343,618	3,595,577	369,139	108,826
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,094,717	7,278,774	3,342,873	308,551	181,201

Net Investment Income (Loss)	(5,969,798)	(935,156)	252,704	60,588	(72,375)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	48,391,290	30,234,362	9,573,365	2,139,347	425,765
Realized Gain (Loss) on Investments	4,457,417	(704,970)	3,201,138	678,010	281,818

Net Realized Capital Gains (Losses) on Investments	52,848,707	29,529,392	12,774,503	2,817,357	707,583
Net Change in Unrealized Appreciation (Depreciation)	(56,482,165)	(43,629,350)	(43,962,836)	(4,666,757)	(1,633,656)

Net Gain (Loss) on Investment	(3,633,458)	(14,099,958)	(31,188,333)	(1,849,400)	(926,073)
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,603,256)	(15,035,114)	(30,935,629)	(1,788,812)	(998,448)

Increase (Decrease) in Net Assets from Contract Transactions	9,037,082	4,385,777	25,793,760	(2,063,897)	(1,678,374)

Total Increase (Decrease) in Net Assets	(566,174)	(10,649,337)	(5,141,869)	(3,852,709)	(2,676,822)

Net Assets as of December 31, 2018:	$442,334,800	$409,513,116	$186,794,262	$17,849,636	$10,410,140

See Accompanying Notes.

(1)	See Footnote 1

8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	BlackRock High Yield V.I. Class I Shares Subaccount	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Initial Class Subaccount
Net Assets as of December 31, 2016:	$4,838,768	$336,960,896	$431,681	$476,359,703	$61,069

Investment Income:
Reinvested Dividends	237,463	4,714,475	2,500	4,206,437	736
Investment Expense:
Mortality and Expense Risk and Administrative Charges	65,292	5,246,024	1,782	7,669,169	346

Net Investment Income (Loss)	172,171	(531,549)	718	(3,462,732)	390
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	9,450,198	14,141	28,503,427	1,145
Realized Gain (Loss) on Investments	31,782	5,987,743	4,384	13,938,279	3,466

Net Realized Capital Gains (Losses) on Investments	31,782	15,437,941	18,525	42,441,706	4,611
Net Change in Unrealized Appreciation (Depreciation)	61,049	34,332,976	36,326	56,527,961	393

Net Gain (Loss) on Investment	92,831	49,770,917	54,851	98,969,667	5,004
Net Increase (Decrease) in Net Assets Resulting from Operations	265,002	49,239,368	55,569	95,506,935	5,394

Increase (Decrease) in Net Assets from Contract Transactions	(691,895)	(4,041,694)	(229,185)	7,300,891	(23,107)

Total Increase (Decrease) in Net Assets	(426,893)	45,197,674	(173,616)	102,807,826	(17,713)

Net Assets as of December 31, 2017:	$4,411,875	$382,158,570	$258,065	$579,167,529	$43,356

Investment Income:
Reinvested Dividends	219,471	5,068,360	1,769	2,494,459	954
Investment Expense:
Mortality and Expense Risk and Administrative Charges	58,048	5,519,528	1,597	8,300,180	303

Net Investment Income (Loss)	161,423	(451,168)	172	(5,805,721)	651
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	19,614,679	21,620	51,034,223	1,934
Realized Gain (Loss) on Investments	(1,123)	6,148,770	2,083	17,151,788	327

Net Realized Capital Gains (Losses) on Investments	(1,123)	25,763,449	23,703	68,186,011	2,261
Net Change in Unrealized Appreciation (Depreciation)	(313,526)	(48,459,536)	(40,170)	(105,225,469)	(6,659)

Net Gain (Loss) on Investment	(314,649)	(22,696,087)	(16,467)	(37,039,458)	(4,398)
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,226)	(23,147,255)	(16,295)	(42,845,179)	(3,747)

Increase (Decrease) in Net Assets from Contract Transactions	(645,691)	5,923,849	(20,408)	(41,551,871)	(1,576)

Total Increase (Decrease) in Net Assets	(798,917)	(17,223,406)	(36,703)	(84,397,050)	(5,323)

Net Assets as of December 31, 2018:	$3,612,958	$364,935,164	$221,362	$494,770,479	$38,033

See Accompanying Notes.

(1)	See Footnote 1

9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Equity- Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Mid Cap Initial Class Subaccount
Net Assets as of December 31, 2016:	$49,230,256	$19,555	$34,319,380	$1,992,681	$52,280

Investment Income:
Reinvested Dividends	705,663	43	32,379	2,523	396
Investment Expense:
Mortality and Expense Risk and Administrative Charges	718,518	142	565,104	34,748	363

Net Investment Income (Loss)	(12,855)	(99)	(532,725)	(32,225)	33
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,033,609	1,529	2,782,408	297,759	2,455
Realized Gain (Loss) on Investments	1,031,780	2,454	2,688,346	149,634	(3)

Net Realized Capital Gains (Losses) on Investments	2,065,389	3,983	5,470,754	447,393	2,452
Net Change in Unrealized Appreciation (Depreciation)	2,978,803	1,673	5,748,411	224,104	7,599

Net Gain (Loss) on Investment	5,044,192	5,656	11,219,165	671,497	10,051
Net Increase (Decrease) in Net Assets Resulting from Operations	5,031,337	5,557	10,686,440	639,272	10,084

Increase (Decrease) in Net Assets from Contract Transactions	(6,077,211)	(6,470)	(4,989,680)	79,760	45,982

Total Increase (Decrease) in Net Assets	(1,045,874)	(913)	5,696,760	719,032	56,066

Net Assets as of December 31, 2017:	$48,184,382	$18,642	$40,016,140	$2,711,713	$108,346

Investment Income:
Reinvested Dividends	879,594	47	16,492	2,369	652
Investment Expense:
Mortality and Expense Risk and Administrative Charges	666,709	153	591,086	39,014	666

Net Investment Income (Loss)	212,885	(106)	(574,594)	(36,645)	(14)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,172,474	2,671	5,700,663	150,648	8,670
Realized Gain (Loss) on Investments	1,024,575	258	3,611,091	474,380	654

Net Realized Capital Gains (Losses) on Investments	3,197,049	2,929	9,311,754	625,028	9,324
Net Change in Unrealized Appreciation (Depreciation)	(7,643,072)	(2,912)	(8,969,884)	(304,192)	(23,703)

Net Gain (Loss) on Investment	(4,446,023)	17	341,870	320,836	(14,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,233,138)	(89)	(232,724)	284,191	(14,393)

Increase (Decrease) in Net Assets from Contract Transactions	(6,211,153)	(992)	(6,087,010)	(649,439)	(11,283)

Total Increase (Decrease) in Net Assets	(10,444,291)	(1,081)	(6,319,734)	(365,248)	(25,676)

Net Assets as of December 31, 2018:	$37,740,091	$17,561	$33,696,406	$2,346,465	$82,670

See Accompanying Notes.

(1)	See Footnote 1

10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Founding Funds Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$316,226,522	$187,030	$128,230,984	$112,099,678	$83,312,836

Investment Income:
Reinvested Dividends	1,710,549	4,617	1,731,403	2,804,077	3,315,815
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,073,781	1,959	2,044,335	1,805,136	1,161,858

Net Investment Income (Loss)	(3,363,232)	2,658	(312,932)	998,941	2,153,957
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	15,882,548	73,224	32,443,575	4,496,968	—
Realized Gain (Loss) on Investments	5,110,071	2,565	5,182,451	174,838	1,109,068

Net Realized Capital Gains (Losses) on Investments	20,992,619	75,789	37,626,026	4,671,806	1,109,068
Net Change in Unrealized Appreciation (Depreciation)	42,316,526	(27,440)	(15,040,289)	4,796,043	2,957,782

Net Gain (Loss) on Investment	63,309,145	48,349	22,585,737	9,467,849	4,066,850
Net Increase (Decrease) in Net Assets Resulting from Operations	59,945,913	51,007	22,272,805	10,466,790	6,220,807

Increase (Decrease) in Net Assets from Contract Transactions	(1,795,527)	92,132	(796,423)	(17,700,539)	(13,489,553)

Total Increase (Decrease) in Net Assets	58,150,386	143,139	21,476,382	(7,233,749)	(7,268,746)

Net Assets as of December 31, 2017:	$374,376,908	$330,169	$149,707,366	$104,865,929	$76,044,090

Investment Income:
Reinvested Dividends	1,437,146	2,997	1,011,720	2,663,278	3,328,980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,342,934	2,257	2,073,720	1,536,772	1,023,792

Net Investment Income (Loss)	(3,905,788)	740	(1,062,000)	1,126,506	2,305,188
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,160,139	14,038	6,379,381	2,179,614	—
Realized Gain (Loss) on Investments	6,025,991	(5,806)	3,097,543	(43,118)	1,036,646

Net Realized Capital Gains (Losses) on Investments	38,186,130	8,232	9,476,924	2,136,496	1,036,646
Net Change in Unrealized Appreciation (Depreciation)	(89,722,843)	(73,222)	(35,838,580)	(12,814,671)	(7,030,985)

Net Gain (Loss) on Investment	(51,536,713)	(64,990)	(26,361,656)	(10,678,175)	(5,994,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,442,501)	(64,250)	(27,423,656)	(9,551,669)	(3,689,151)

Increase (Decrease) in Net Assets from Contract Transactions	(30,103,231)	(10,630)	(5,287,263)	(20,304,661)	(12,420,005)

Total Increase (Decrease) in Net Assets	(85,545,732)	(74,880)	(32,710,919)	(29,856,330)	(16,109,156)

Net Assets as of December 31, 2018:	$288,831,176	$255,289	$116,996,447	$75,009,599	$59,934,934

See Accompanying Notes.

(1)	See Footnote 1

11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares	Janus Henderson - Global Research Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$18,358,702	$32,654,219	$6,543,470	$19,751,582	$25,804,944

Investment Income:
Reinvested Dividends	391,793	863,943	—	115,262	190,513
Investment Expense:
Mortality and Expense Risk and Administrative Charges	261,204	497,857	107,269	314,743	409,770

Net Investment Income (Loss)	130,589	366,086	(107,269)	(199,481)	(219,257)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	710,509	—	579,240	1,340,550	—
Realized Gain (Loss) on Investments	629,157	414,507	368,735	1,229,939	1,374,519

Net Realized Capital Gains (Losses) on Investments	1,339,666	414,507	947,975	2,570,489	1,374,519
Net Change in Unrealized Appreciation (Depreciation)	(294,548)	3,864,363	754,245	2,425,196	4,967,587

Net Gain (Loss) on Investment	1,045,118	4,278,870	1,702,220	4,995,685	6,342,106
Net Increase (Decrease) in Net Assets Resulting from Operations	1,175,707	4,644,956	1,594,951	4,796,204	6,122,849

Increase (Decrease) in Net Assets from Contract Transactions	(2,453,023)	(4,457,766)	(832,760)	(1,956,028)	(2,780,775)

Total Increase (Decrease) in Net Assets	(1,277,316)	187,190	762,191	2,840,176	3,342,074

Net Assets as of December 31, 2017:	$17,081,386	$32,841,409	$7,305,661	$22,591,758	$29,147,018

Investment Income:
Reinvested Dividends	368,906	777,061	—	30,151	264,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	233,440	441,133	109,445	336,993	410,761

Net Investment Income (Loss)	135,466	335,928	(109,445)	(306,842)	(146,657)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	574,432	—	466,002	1,110,104	—
Realized Gain (Loss) on Investments	535,517	406,202	540,953	1,657,479	2,273,173

Net Realized Capital Gains (Losses) on Investments	1,109,949	406,202	1,006,955	2,767,583	2,273,173
Net Change in Unrealized Appreciation (Depreciation)	(2,802,329)	(5,652,067)	(1,171,656)	(2,727,077)	(4,181,013)

Net Gain (Loss) on Investment	(1,692,380)	(5,245,865)	(164,701)	40,506	(1,907,840)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,556,914)	(4,909,937)	(274,146)	(266,336)	(2,054,497)

Increase (Decrease) in Net Assets from Contract Transactions	(2,199,957)	(4,608,750)	(1,117,449)	(2,568,178)	(4,185,499)

Total Increase (Decrease) in Net Assets	(3,756,871)	(9,518,687)	(1,391,595)	(2,834,514)	(6,239,996)

Net Assets as of December 31, 2018:	$13,324,515	$23,322,722	$5,914,066	$19,757,244	$22,907,022

See Accompanying Notes.

(1)	See Footnote 1

12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class	NVIT Emerging Markets Class D Shares	Rational Insider Buying VA
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$2,972,307	$41,335,561	$51,932,163	$18,774	$2,561,942

Investment Income:
Reinvested Dividends	19,514	—	1,108,023	184	13,597
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,192	631,488	752,548	100	33,852

Net Investment Income (Loss)	(24,678)	(631,488)	355,475	84	(20,255)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	114,954	860,301	1,422,329	—	303,948
Realized Gain (Loss) on Investments	14,249	447,242	1,894,751	456	(91,311)

Net Realized Capital Gains (Losses) on Investments	129,203	1,307,543	3,317,080	456	212,637
Net Change in Unrealized Appreciation (Depreciation)	244,440	8,676,946	1,419,095	6,275	176,794

Net Gain (Loss) on Investment	373,643	9,984,489	4,736,175	6,731	389,431
Net Increase (Decrease) in Net Assets Resulting from Operations	348,965	9,353,001	5,091,650	6,815	369,176

Increase (Decrease) in Net Assets from Contract Transactions	(93,059)	(5,752,368)	(6,360,225)	(3,907)	(454,439)

Total Increase (Decrease) in Net Assets	255,906	3,600,633	(1,268,575)	2,908	(85,263)

Net Assets as of December 31, 2017:	$3,228,213	$44,936,194	$50,663,588	$21,682	$2,476,679

Investment Income:
Reinvested Dividends	26,976	—	901,922	70	15,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,126	682,331	684,652	98	32,038

Net Investment Income (Loss)	(17,150)	(682,331)	217,270	(28)	(16,974)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	267,993	6,339,944	2,076,836	—	100,840
Realized Gain (Loss) on Investments	21,836	1,658,627	1,923,864	82	(245,228)

Net Realized Capital Gains (Losses) on Investments	289,829	7,998,571	4,000,700	82	(144,388)
Net Change in Unrealized Appreciation (Depreciation)	(738,753)	(7,955,942)	(7,499,871)	(3,942)	9,063

Net Gain (Loss) on Investment	(448,924)	42,629	(3,499,171)	(3,860)	(135,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	(466,074)	(639,702)	(3,281,901)	(3,888)	(152,299)

Increase (Decrease) in Net Assets from Contract Transactions	(196,035)	(6,673,551)	(6,817,023)	(285)	(435,979)

Total Increase (Decrease) in Net Assets	(662,109)	(7,313,253)	(10,098,924)	(4,173)	(588,278)

Net Assets as of December 31, 2018:	$2,566,104	$37,622,941	$40,564,664	$17,509	$1,888,401

See Accompanying Notes.

(1)	See Footnote 1

13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Rational Trend Aggregation VA	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$2,218,052	$54,132,289	$—	$85,399,506	$155,587,458

Investment Income:
Reinvested Dividends	63,429	976,370	—	4,928,974	8,852,577
Investment Expense:
Mortality and Expense Risk and Administrative Charges	26,764	904,227	—	1,221,638	2,345,284

Net Investment Income (Loss)	36,665	72,143	—	3,707,336	6,507,293
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	1,508,478	—	—	—
Realized Gain (Loss) on Investments	43,054	1,179,224	—	443,832	1,232,910

Net Realized Capital Gains (Losses) on Investments	43,054	2,687,702	—	443,832	1,232,910
Net Change in Unrealized Appreciation (Depreciation)	(145,345)	4,166,449	—	688,740	1,189,438

Net Gain (Loss) on Investment	(102,291)	6,854,151	—	1,132,572	2,422,348
Net Increase (Decrease) in Net Assets Resulting from Operations	(65,626)	6,926,294	—	4,839,908	8,929,641

Increase (Decrease) in Net Assets from Contract Transactions	(382,744)	(3,581,038)	—	(7,303,630)	(6,864,378)

Total Increase (Decrease) in Net Assets	(448,370)	3,345,256	—	(2,463,722)	2,065,263

Net Assets as of December 31, 2017:	$1,769,682	$57,477,545	$—	$82,935,784	$157,652,721

Investment Income:
Reinvested Dividends	61,560	1,027,740	—	4,803,811	9,081,105
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,256	904,553	27,257	1,134,796	2,197,967

Net Investment Income (Loss)	40,304	123,187	(27,257)	3,669,015	6,883,138
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	10,847,520	—	—	—
Realized Gain (Loss) on Investments	(1,146)	1,253,802	(9,588)	(662,004)	(1,048,014)

Net Realized Capital Gains (Losses) on Investments	(1,146)	12,101,322	(9,588)	(662,004)	(1,048,014)
Net Change in Unrealized Appreciation (Depreciation)	(132,851)	(16,719,837)	(361,181)	(5,738,382)	(11,960,675)

Net Gain (Loss) on Investment	(133,997)	(4,618,515)	(370,769)	(6,400,386)	(13,008,689)
Net Increase (Decrease) in Net Assets Resulting from Operations	(93,693)	(4,495,328)	(398,026)	(2,731,371)	(6,125,551)

Increase (Decrease) in Net Assets from Contract Transactions	(305,011)	(4,370,666)	7,957,827	(12,687,646)	(14,115,742)

Total Increase (Decrease) in Net Assets	(398,704)	(8,865,994)	7,559,801	(15,419,017)	(20,241,293)

Net Assets as of December 31, 2018:	$1,370,978	$48,611,551	$7,559,801	$67,516,767	$137,411,428

See Accompanying Notes.

(1)	See Footnote 1

14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class	TA American Funds Managed Risk - Balanced Service Class	TA Barrow Hanley Dividend Focused Initial Class	TA Barrow Hanley Dividend Focused Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$73,562,770	$384,537,007	$362,577,579	$363,999,021	$168,373,821

Investment Income:
Reinvested Dividends	2,538,820	7,780,116	3,498,623	8,791,094	3,889,788
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,006,086	3,878,483	7,466,405	5,505,842	2,578,433

Net Investment Income (Loss)	1,532,734	3,901,633	(3,967,782)	3,285,252	1,311,355
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,309,737	18,670,273	492,161	—	—
Realized Gain (Loss) on Investments	(2,122,871)	(8,592,903)	5,227,773	22,834,986	10,132,751

Net Realized Capital Gains (Losses) on Investments	3,186,866	10,077,370	5,719,934	22,834,986	10,132,751
Net Change in Unrealized Appreciation (Depreciation)	(3,895,823)	(10,566,137)	63,318,221	26,815,156	12,636,937

Net Gain (Loss) on Investment	(708,957)	(488,767)	69,038,155	49,650,142	22,769,688
Net Increase (Decrease) in Net Assets Resulting from Operations	823,777	3,412,866	65,070,373	52,935,394	24,081,043

Increase (Decrease) in Net Assets from Contract Transactions	(9,339,780)	(189,062,525)	224,964,815	(16,849,182)	(7,638,522)

Total Increase (Decrease) in Net Assets	(8,516,003)	(185,649,659)	290,035,188	36,086,212	16,442,521

Net Assets as of December 31, 2017:	$65,046,767	$198,887,348	$652,612,767	$400,085,233	$184,816,342

Investment Income:
Reinvested Dividends	1,801,119	4,495,288	6,179,142	7,680,832	3,230,567
Investment Expense:
Mortality and Expense Risk and Administrative Charges	909,475	2,637,035	9,593,574	5,359,548	2,467,327

Net Investment Income (Loss)	891,644	1,858,253	(3,414,432)	2,321,284	763,240
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	23,701,607	—	—
Realized Gain (Loss) on Investments	(2,543,945)	(11,098,320)	9,808,407	35,262,540	12,052,134

Net Realized Capital Gains (Losses) on Investments	(2,543,945)	(11,098,320)	33,510,014	35,262,540	12,052,134
Net Change in Unrealized Appreciation (Depreciation)	831,313	7,982,314	(84,432,499)	(82,401,218)	(34,763,229)

Net Gain (Loss) on Investment	(1,712,632)	(3,116,006)	(50,922,485)	(47,138,678)	(22,711,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	(820,988)	(1,257,753)	(54,336,917)	(44,817,394)	(21,947,855)

Increase (Decrease) in Net Assets from Contract Transactions	(2,011,064)	121,067,933	126,039,608	(56,370,913)	(23,679,473)

Total Increase (Decrease) in Net Assets	(2,832,052)	119,810,180	71,702,691	(101,188,307)	(45,627,328)

Net Assets as of December 31, 2018:	$62,214,715	$318,697,528	$724,315,458	$298,896,926	$139,189,014

See Accompanying Notes.

(1)	See Footnote 1

15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Equity Smart Beta 100 Service Class Subaccount	TA BlackRock Global Allocation Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Balanced Service Class Subaccount	TA BlackRock Global Allocation Managed Risk - Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$23,122,979	$1,268,057,537	$162,138,960	$168,412,121

Investment Income:
Reinvested Dividends	178,397	14,438,010	1,243,287	1,172,119
Investment Expense:
Mortality and Expense Risk and Administrative Charges	372,904	18,515,960	2,437,010	2,451,205

Net Investment Income (Loss)	(194,507)	(4,077,950)	(1,193,723)	(1,279,086)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,993	—	—	—
Realized Gain (Loss) on Investments	734,896	11,151,896	(2,487,025)	(3,124,381)

Net Realized Capital Gains (Losses) on Investments	767,889	11,151,896	(2,487,025)	(3,124,381)
Net Change in Unrealized Appreciation (Depreciation)	5,795,587	142,522,093	22,485,113	31,372,175

Net Gain (Loss) on Investment	6,563,476	153,673,989	19,998,088	28,247,794
Net Increase (Decrease) in Net Assets Resulting from Operations	6,368,969	149,596,039	18,804,365	26,968,708

Increase (Decrease) in Net Assets from Contract Transactions	10,429,091	(46,920,813)	17,371,934	13,151,564

Total Increase (Decrease) in Net Assets	16,798,060	102,675,226	36,176,299	40,120,272

Net Assets as of December 31, 2017:	$39,921,039	$1,370,732,763	$198,315,259	$208,532,393

Investment Income:
Reinvested Dividends	499,500	14,147,367	2,586,089	2,550,098
Investment Expense:
Mortality and Expense Risk and Administrative Charges	484,094	17,717,611	2,867,457	2,758,739

Net Investment Income (Loss)	15,406	(3,570,244)	(281,368)	(208,641)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	487,976	13,664,203	—	1,672,362
Realized Gain (Loss) on Investments	2,206,755	17,963,660	(1,264,990)	(1,212,505)

Net Realized Capital Gains (Losses) on Investments	2,694,731	31,627,863	(1,264,990)	459,857
Net Change in Unrealized Appreciation (Depreciation)	(5,174,265)	(139,096,319)	(19,185,140)	(23,964,658)

Net Gain (Loss) on Investment	(2,479,534)	(107,468,456)	(20,450,130)	(23,504,801)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,464,128)	(111,038,700)	(20,731,498)	(23,713,442)

Increase (Decrease) in Net Assets from Contract Transactions	(2,536,990)	(158,671,215)	39,190,066	(5,419,377)

Total Increase (Decrease) in Net Assets	(5,001,118)	(269,709,915)	18,458,568	(29,132,819)

Net Assets as of December 31, 2018:	$34,919,921	$1,101,022,848	$216,773,827	$179,399,574

See Accompanying Notes.

(1)	See Footnote 1

16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock Smart Beta 40 Initial Class Subaccount
Net Assets as of December 31, 2016:	$44,536,161	$84,311,623	$109,373,936	$383,959,184	$21,495,544

Investment Income:
Reinvested Dividends	1,607,121	2,767,019	5,176	16,816	349,550
Investment Expense:
Mortality and Expense Risk and Administrative Charges	644,489	1,226,576	1,506,954	4,522,280	294,690

Net Investment Income (Loss)	962,632	1,540,443	(1,501,778)	(4,505,464)	54,860
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	889,635	1,047,962	—	—	680,252

Net Realized Capital Gains (Losses) on Investments	889,635	1,047,962	—	—	680,252
Net Change in Unrealized Appreciation (Depreciation)	2,272,362	5,152,464	—	—	863,185

Net Gain (Loss) on Investment	3,161,997	6,200,426	—	—	1,543,437
Net Increase (Decrease) in Net Assets Resulting from Operations	4,124,629	7,740,869	(1,501,778)	(4,505,464)	1,598,297

Increase (Decrease) in Net Assets from Contract Transactions	(3,290,648)	(4,362,195)	(18,706,668)	(82,895,351)	(3,198,900)

Total Increase (Decrease) in Net Assets	833,981	3,378,674	(20,208,446)	(87,400,815)	(1,600,603)

Net Assets as of December 31, 2017:	$45,370,142	$87,690,297	$89,165,490	$296,558,369	$19,894,941

Investment Income:
Reinvested Dividends	3,489,249	6,318,328	1,579,630	2,621,215	351,672
Investment Expense:
Mortality and Expense Risk and Administrative Charges	611,899	1,140,464	1,363,382	4,237,802	273,732

Net Investment Income (Loss)	2,877,350	5,177,864	216,248	(1,616,587)	77,940
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	—	—
Realized Gain (Loss) on Investments	846,951	67,515	—	—	563,431

Net Realized Capital Gains (Losses) on Investments	846,951	67,515	—	—	563,431
Net Change in Unrealized Appreciation (Depreciation)	(8,522,670)	(14,750,973)	—	—	(1,671,886)

Net Gain (Loss) on Investment	(7,675,719)	(14,683,458)	—	—	(1,108,455)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,798,369)	(9,505,594)	216,248	(1,616,587)	(1,030,515)

Increase (Decrease) in Net Assets from Contract Transactions	(4,880,100)	(9,960,648)	3,354,828	44,939,274	(2,026,981)

Total Increase (Decrease) in Net Assets	(9,678,469)	(19,466,242)	3,571,076	43,322,687	(3,057,496)

Net Assets as of December 31, 2018:	$35,691,673	$68,224,055	$92,736,566	$339,881,056	$16,837,445

See Accompanying Notes.

(1)	See Footnote 1

17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA BlackRock Smart Beta 40 Service Class	TA BlackRock Smart Beta 50 Service Class	TA BlackRock Smart Beta 75 Service Class	TA BlackRock Tactical Allocation Service Class	TA Greystone International Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$339,898,668	$41,974,799	$11,506,416	$1,444,210,976	$65,293,820

Investment Income:
Reinvested Dividends	4,919,858	414,758	97,774	21,612,290	1,023,426
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,514,302	717,888	244,320	20,490,691	1,107,093

Net Investment Income (Loss)	405,556	(303,130)	(146,546)	1,121,599	(83,667)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	85,812	27,849	24,436,099	—
Realized Gain (Loss) on Investments	7,370,285	693,325	194,838	12,508,824	2,052,650

Net Realized Capital Gains (Losses) on Investments	7,370,285	779,137	222,687	36,944,923	2,052,650
Net Change in Unrealized Appreciation (Depreciation)	17,729,992	5,431,722	3,092,141	104,506,238	14,911,412

Net Gain (Loss) on Investment	25,100,277	6,210,859	3,314,828	141,451,161	16,964,062
Net Increase (Decrease) in Net Assets Resulting from Operations	25,505,833	5,907,729	3,168,282	142,572,760	16,880,395

Increase (Decrease) in Net Assets from Contract Transactions	(41,082,107)	15,335,651	11,693,248	(102,984,484)	4,327,514

Total Increase (Decrease) in Net Assets	(15,576,274)	21,243,380	14,861,530	39,588,276	21,207,909

Net Assets as of December 31, 2017:	$324,322,394	$63,218,179	$26,367,946	$1,483,799,252	$86,501,729

Investment Income:
Reinvested Dividends	5,013,195	934,670	366,297	13,538,055	1,034,176
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,171,345	1,192,147	475,470	19,357,222	1,215,170

Net Investment Income (Loss)	841,850	(257,477)	(109,173)	(5,819,167)	(180,994)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	553,348	210,784	61,423,750	439,658
Realized Gain (Loss) on Investments	6,384,143	1,188,982	815,599	14,676,114	3,167,716

Net Realized Capital Gains (Losses) on Investments	6,384,143	1,742,330	1,026,383	76,099,864	3,607,374
Net Change in Unrealized Appreciation (Depreciation)	(24,843,508)	(6,443,198)	(4,774,889)	(146,301,675)	(20,077,369)

Net Gain (Loss) on Investment	(18,459,365)	(4,700,868)	(3,748,506)	(70,201,811)	(16,469,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	(17,617,515)	(4,958,345)	(3,857,679)	(76,020,978)	(16,650,989)

Increase (Decrease) in Net Assets from Contract Transactions	(29,431,955)	78,270,232	37,636,794	(173,996,350)	731,991

Total Increase (Decrease) in Net Assets	(47,049,470)	73,311,887	33,779,115	(250,017,328)	(15,918,998)

Net Assets as of December 31, 2018:	$277,272,924	$136,530,066	$60,147,061	$1,233,781,924	$70,582,731

See Accompanying Notes.

(1)	See Footnote 1

18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Greystone International Growth Service Class	TA International Equity Index Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class	TA Janus Mid-Cap Growth Service Class
	Subaccount	Subaccount(1)	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$84,422,845	$—	$687,948,240	$60,228,303	$63,321,902

Investment Income:
Reinvested Dividends	1,190,277	—	10,235,658	70,225	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,408,799	24,375	10,685,739	987,835	1,032,292

Net Investment Income (Loss)	(218,522)	(24,375)	(450,081)	(917,610)	(1,032,292)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	3,630,878	443,138	502,665
Realized Gain (Loss) on Investments	1,956,791	12,331	13,124,035	439,469	(1,616,980)

Net Realized Capital Gains (Losses) on Investments	1,956,791	12,331	16,754,913	882,607	(1,114,315)
Net Change in Unrealized Appreciation (Depreciation)	20,339,433	292,290	92,212,070	16,110,152	19,413,457

Net Gain (Loss) on Investment	22,296,224	304,621	108,966,983	16,992,759	18,299,142
Net Increase (Decrease) in Net Assets Resulting from Operations	22,077,702	280,246	108,516,902	16,075,149	17,266,850

Increase (Decrease) in Net Assets from Contract Transactions	9,636,293	6,667,863	40,510,924	(2,542,164)	2,963,473

Total Increase (Decrease) in Net Assets	31,713,995	6,948,109	149,027,826	13,532,985	20,230,323

Net Assets as of December 31, 2017:	$116,136,840	$6,948,109	$836,976,066	$73,761,288	$83,552,225

Investment Income:
Reinvested Dividends	1,010,086	59,350	12,660,967	45,377	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,461,482	183,098	11,792,056	1,155,201	1,297,601

Net Investment Income (Loss)	(451,396)	(123,748)	868,911	(1,109,824)	(1,297,601)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	545,933	33,317	20,853,678	3,366,181	4,267,026
Realized Gain (Loss) on Investments	2,772,957	(77,179)	19,406,380	2,475,641	(16,669)

Net Realized Capital Gains (Losses) on Investments	3,318,890	(43,862)	40,260,058	5,841,822	4,250,357
Net Change in Unrealized Appreciation (Depreciation)	(23,762,175)	(2,630,636)	(54,836,781)	(6,344,302)	(6,211,549)

Net Gain (Loss) on Investment	(20,443,285)	(2,674,498)	(14,576,723)	(502,480)	(1,961,192)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,894,681)	(2,798,246)	(13,707,812)	(1,612,304)	(3,258,793)

Increase (Decrease) in Net Assets from Contract Transactions	(10,800,517)	12,117,307	17,648,306	(4,246,526)	6,073,369

Total Increase (Decrease) in Net Assets	(31,695,198)	9,319,061	3,940,494	(5,858,830)	2,814,576

Net Assets as of December 31, 2018:	$84,441,642	$16,267,170	$840,916,560	$67,902,458	$86,366,801

See Accompanying Notes.

(1)	See Footnote 1

19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Jennison Growth Initial Class	TA Jennison Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$165,555,512	$88,426,137	$176,881,894	$1,021,657,645	$254,491,186

Investment Income:
Reinvested Dividends	12,425	—	3,636,647	19,586,273	4,002,104
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,729,377	1,551,000	2,578,649	14,266,476	4,078,112

Net Investment Income (Loss)	(2,716,952)	(1,551,000)	1,057,998	5,319,797	(76,008)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,693,104	11,818,204	2,729,846	16,664,670	6,043,863
Realized Gain (Loss) on Investments	6,516,720	(790,780)	1,219,384	4,030,895	10,900,393

Net Realized Capital Gains (Losses) on Investments	26,209,824	11,027,424	3,949,230	20,695,565	16,944,256
Net Change in Unrealized Appreciation (Depreciation)	31,651,570	21,603,025	13,448,450	82,925,628	39,742,810

Net Gain (Loss) on Investment	57,861,394	32,630,449	17,397,680	103,621,193	56,687,066
Net Increase (Decrease) in Net Assets Resulting from Operations	55,144,442	31,079,449	18,455,678	108,940,990	56,611,058

Increase (Decrease) in Net Assets from Contract Transactions	(12,988,889)	7,681,134	(23,875,280)	(70,283,184)	(12,623,521)

Total Increase (Decrease) in Net Assets	42,155,553	38,760,583	(5,419,602)	38,657,806	43,987,537

Net Assets as of December 31, 2017:	$207,711,065	$127,186,720	$171,462,292	$1,060,315,451	$298,478,723

Investment Income:
Reinvested Dividends	39,656	—	3,001,075	15,847,756	5,223,935
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,240,332	1,946,703	2,489,809	13,742,943	4,305,863

Net Investment Income (Loss)	(3,200,676)	(1,946,703)	511,266	2,104,813	918,072
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	24,503,812	15,800,860	6,774,998	41,677,776	18,191,915
Realized Gain (Loss) on Investments	11,584,281	512,860	860,650	4,529,697	19,457,960

Net Realized Capital Gains (Losses) on Investments	36,088,093	16,313,720	7,635,648	46,207,473	37,649,875
Net Change in Unrealized Appreciation (Depreciation)	(36,632,012)	(18,460,948)	(16,899,790)	(103,685,355)	(70,044,986)

Net Gain (Loss) on Investment	(543,919)	(2,147,228)	(9,264,142)	(57,477,882)	(32,395,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,744,595)	(4,093,931)	(8,752,876)	(55,373,069)	(31,477,039)

Increase (Decrease) in Net Assets from Contract Transactions	(11,272,133)	(828,037)	(16,065,938)	(94,266,024)	(27,107,213)

Total Increase (Decrease) in Net Assets	(15,016,728)	(4,921,968)	(24,818,814)	(149,639,093)	(58,584,252)

Net Assets as of December 31, 2018:	$192,694,337	$122,264,752	$146,643,478	$910,676,358	$239,894,471

See Accompanying Notes.

(1)	See Footnote 1

20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$184,665,448	$403,302,456	$4,884,558,926	$477,491,105	$3,249,120,855

Investment Income:
Reinvested Dividends	2,538,341	7,556,791	84,336,647	8,586,673	53,393,888
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,871,190	5,992,214	68,210,923	7,442,507	50,326,130

Net Investment Income (Loss)	(332,849)	1,564,577	16,125,724	1,144,166	3,067,758
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,532,063	8,995,713	115,050,042	16,651,210	119,140,908
Realized Gain (Loss) on Investments	8,504,103	10,138,272	48,798,939	11,235,491	55,920,976

Net Realized Capital Gains (Losses) on Investments	13,036,166	19,133,985	163,848,981	27,886,701	175,061,884
Net Change in Unrealized Appreciation (Depreciation)	28,873,724	35,246,376	511,850,858	53,776,236	393,086,994

Net Gain (Loss) on Investment	41,909,890	54,380,361	675,699,839	81,662,937	568,148,878
Net Increase (Decrease) in Net Assets Resulting from Operations	41,577,041	55,944,938	691,825,563	82,807,103	571,216,636

Increase (Decrease) in Net Assets from Contract Transactions	(4,758,149)	(42,800,281)	(323,637,328)	(35,429,499)	(101,726,997)

Total Increase (Decrease) in Net Assets	36,818,892	13,144,657	368,188,235	47,377,604	469,489,639

Net Assets as of December 31, 2017:	$221,484,340	$416,447,113	$5,252,747,161	$524,868,709	$3,718,610,494

Investment Income:
Reinvested Dividends	3,521,544	6,928,437	81,347,678	9,390,133	58,762,585
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,002,950	5,997,673	69,686,661	7,650,250	51,355,778

Net Investment Income (Loss)	518,594	930,764	11,661,017	1,739,883	7,406,807
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,076,903	18,845,225	256,019,570	26,047,189	187,392,076
Realized Gain (Loss) on Investments	10,244,804	11,850,980	61,697,605	14,059,267	69,163,160

Net Realized Capital Gains (Losses) on Investments	24,321,707	30,696,205	317,717,175	40,106,456	256,555,236
Net Change in Unrealized Appreciation (Depreciation)	(49,804,894)	(57,132,801)	(677,778,857)	(83,530,865)	(562,233,629)

Net Gain (Loss) on Investment	(25,483,187)	(26,436,596)	(360,061,682)	(43,424,409)	(305,678,393)
Net Increase (Decrease) in Net Assets Resulting from Operations	(24,964,593)	(25,505,832)	(348,400,665)	(41,684,526)	(298,271,586)

Increase (Decrease) in Net Assets from Contract Transactions	(17,341,615)	(30,993,241)	14,217,256	(33,202,167)	(307,003,337)

Total Increase (Decrease) in Net Assets	(42,306,208)	(56,499,073)	(334,183,409)	(74,886,693)	(605,274,923)

Net Assets as of December 31, 2018:	$179,178,132	$359,948,040	$4,918,563,752	$449,982,016	$3,113,335,571

See Accompanying Notes.

(1)	See Footnote 1

21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Core Bond Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan International Moderate Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$225,404,212	$106,614,195	$51,966,255	$80,122	$551,114,925

Investment Income:
Reinvested Dividends	5,832,530	665,824	251,368	1,620	9,723,149
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,016,043	1,705,763	895,591	397	8,601,965

Net Investment Income (Loss)	2,816,487	(1,039,939)	(644,223)	1,223	1,121,184
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	2,347,479	1,255,601	—	—
Realized Gain (Loss) on Investments	(139,705)	7,469,287	1,459,592	314	9,121,284

Net Realized Capital Gains (Losses) on Investments	(139,705)	9,816,766	2,715,193	314	9,121,284
Net Change in Unrealized Appreciation (Depreciation)	1,883,407	12,218,906	8,655,244	15,366	96,636,872

Net Gain (Loss) on Investment	1,743,702	22,035,672	11,370,437	15,680	105,758,156
Net Increase (Decrease) in Net Assets Resulting from Operations	4,560,189	20,995,733	10,726,214	16,903	106,879,340

Increase (Decrease) in Net Assets from Contract Transactions	4,965,138	(273,943)	4,991,090	(1,810)	2,362,361

Total Increase (Decrease) in Net Assets	9,525,327	20,721,790	15,717,304	15,093	109,241,701

Net Assets as of December 31, 2017:	$234,929,539	$127,335,985	$67,683,559	$95,215	$660,356,626

Investment Income:
Reinvested Dividends	6,770,495	1,384,628	572,214	2,233	13,470,218
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,040,880	1,848,269	951,427	419	8,981,260

Net Investment Income (Loss)	3,729,615	(463,641)	(379,213)	1,814	4,488,958
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	5,424,515	2,840,685	939	6,298,142
Realized Gain (Loss) on Investments	(1,159,861)	10,283,542	2,899,333	174	12,472,817

Net Realized Capital Gains (Losses) on Investments	(1,159,861)	15,708,057	5,740,018	1,113	18,770,959
Net Change in Unrealized Appreciation (Depreciation)	(5,870,507)	(24,335,163)	(10,260,406)	(14,415)	(107,695,361)

Net Gain (Loss) on Investment	(7,030,368)	(8,627,106)	(4,520,388)	(13,302)	(88,924,402)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,300,753)	(9,090,747)	(4,899,601)	(11,488)	(84,435,444)

Increase (Decrease) in Net Assets from Contract Transactions	575,578	(7,223,910)	(5,547,398)	760	(38,544,128)

Total Increase (Decrease) in Net Assets	(2,725,175)	(16,314,657)	(10,446,999)	(10,728)	(122,979,572)

Net Assets as of December 31, 2018:	$232,204,364	$111,021,328	$57,236,560	$84,487	$537,377,054

See Accompanying Notes.

(1)	See Footnote 1

22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA JPMorgan Mid Cap Value Service Class Subaccount	TA JPMorgan Tactical Allocation Service Class Subaccount	TA Legg Mason Dynamic Allocation - Balanced Service Class Subaccount	TA Legg Mason Dynamic Allocation - Growth Service Class Subaccount
Net Assets as of December 31, 2016:	$198,647,207	$1,253,888,489	$1,174,416,752	$513,884,084

Investment Income:
Reinvested Dividends	1,316,612	20,325,359	12,915,580	4,889,974
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,121,925	16,083,445	14,826,248	6,736,065

Net Investment Income (Loss)	(1,805,313)	4,241,914	(1,910,668)	(1,846,091)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,319,651	—	—	—
Realized Gain (Loss) on Investments	(2,247,733)	18,158,168	12,057,642	2,257,264

Net Realized Capital Gains (Losses) on Investments	47,071,918	18,158,168	12,057,642	2,257,264
Net Change in Unrealized Appreciation (Depreciation)	(21,421,469)	66,030,970	88,728,628	54,915,721

Net Gain (Loss) on Investment	25,650,449	84,189,138	100,786,270	57,172,985
Net Increase (Decrease) in Net Assets Resulting from Operations	23,845,136	88,431,052	98,875,602	55,326,894

Increase (Decrease) in Net Assets from Contract Transactions	11,517,777	(51,483,155)	(139,124,080)	(67,000,193)

Total Increase (Decrease) in Net Assets	35,362,913	36,947,897	(40,248,478)	(11,673,299)

Net Assets as of December 31, 2017:	$234,010,120	$1,290,836,386	$1,134,168,274	$502,210,785

Investment Income:
Reinvested Dividends	1,432,946	22,962,363	15,067,413	5,806,082
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,201,315	15,281,519	14,001,932	6,449,680

Net Investment Income (Loss)	(1,768,369)	7,680,844	1,065,481	(643,598)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,152,137	33,757,295	—	—
Realized Gain (Loss) on Investments	(15,026,561)	16,392,735	9,338,234	3,828,946

Net Realized Capital Gains (Losses) on Investments	(9,874,424)	50,150,030	9,338,234	3,828,946
Net Change in Unrealized Appreciation (Depreciation)	(17,979,187)	(112,457,264)	(58,464,232)	(30,755,065)

Net Gain (Loss) on Investment	(27,853,611)	(62,307,234)	(49,125,998)	(26,926,119)
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,621,980)	(54,626,390)	(48,060,517)	(27,569,717)

Increase (Decrease) in Net Assets from Contract Transactions	(18,266,603)	(84,627,921)	(98,479,266)	(44,624,255)

Total Increase (Decrease) in Net Assets	(47,888,583)	(139,254,311)	(146,539,783)	(72,193,972)

Net Assets as of December 31, 2018:	$186,121,537	$1,151,582,075	$987,628,491	$430,016,813

See Accompanying Notes.

(1)	See Footnote 1

23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Levin Large Cap Value Service Class Subaccount(1)	TA Madison Balanced Allocation Service Class Subaccount	TA Madison Conservative Allocation Service Class Subaccount	TA Madison Diversified Income Service Class Subaccount	TA Managed Risk - Balanced ETF Service Class Subaccount
Net Assets as of December 31, 2016:	$—	$105,012,541	$73,017,096	$115,967,502	$5,673,175,806

Investment Income:
Reinvested Dividends	—	1,924,085	1,393,880	1,965,339	98,736,631
Investment Expense:
Mortality and Expense Risk and Administrative Charges	—	1,441,798	977,154	1,620,670	74,090,044

Net Investment Income (Loss)	—	482,287	416,726	344,669	24,646,587
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	2,797,475	—
Realized Gain (Loss) on Investments	—	311,675	30,114	1,425,981	31,493,323

Net Realized Capital Gains (Losses) on Investments	—	311,675	30,114	4,223,456	31,493,323
Net Change in Unrealized Appreciation (Depreciation)	—	9,492,640	4,262,719	4,903,225	609,243,142

Net Gain (Loss) on Investment	—	9,804,315	4,292,833	9,126,681	640,736,465
Net Increase (Decrease) in Net Assets Resulting from Operations	—	10,286,602	4,709,559	9,471,350	665,383,052

Increase (Decrease) in Net Assets from Contract Transactions	—	(3,586,432)	(6,777,316)	5,006,171	(290,676,040)

Total Increase (Decrease) in Net Assets	—	6,700,170	(2,067,757)	14,477,521	374,707,012

Net Assets as of December 31, 2017:	$—	$111,712,711	$70,949,339	$130,445,023	$6,047,882,818

Investment Income:
Reinvested Dividends	1,482	2,050,373	1,371,295	1,976,292	97,641,728
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,380	1,425,956	920,437	1,800,864	73,668,583

Net Investment Income (Loss)	(4,898)	624,417	450,858	175,428	23,973,145
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,124	2,272,867	409,994	2,720,664	—
Realized Gain (Loss) on Investments	(30,272)	735,154	149,385	1,968,821	54,494,346

Net Realized Capital Gains (Losses) on Investments	(25,148)	3,008,021	559,379	4,689,485	54,494,346
Net Change in Unrealized Appreciation (Depreciation)	(179,166)	(9,014,086)	(3,218,712)	(7,617,650)	(404,234,504)

Net Gain (Loss) on Investment	(204,314)	(6,006,065)	(2,659,333)	(2,928,165)	(349,740,158)
Net Increase (Decrease) in Net Assets Resulting from Operations	(209,212)	(5,381,648)	(2,208,475)	(2,752,737)	(325,767,013)

Increase (Decrease) in Net Assets from Contract Transactions	2,309,422	(8,525,772)	(5,750,058)	8,095,572	(423,881,274)

Total Increase (Decrease) in Net Assets	2,100,210	(13,907,420)	(7,958,533)	5,342,835	(749,648,287)

Net Assets as of December 31, 2018:	$2,100,210	$97,805,291	$62,990,806	$135,787,858	$5,298,234,531

See Accompanying Notes.

(1)	See Footnote 1

24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class	TA Morgan Stanley Capital Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$777,003,480	$2,699,674,301	$453,011,302	$92,915,246	$53,195,806

Investment Income:
Reinvested Dividends	14,038,933	45,378,154	1,355,027	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,872,468	37,289,218	5,977,877	1,703,972	1,079,903

Net Investment Income (Loss)	4,166,465	8,088,936	(4,622,850)	(1,703,972)	(1,079,903)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	7,707,076	5,358,123
Realized Gain (Loss) on Investments	2,823,066	7,834,179	7,187,544	4,713,330	668,926

Net Realized Capital Gains (Losses) on Investments	2,823,066	7,834,179	7,187,544	12,420,406	6,027,049
Net Change in Unrealized Appreciation (Depreciation)	63,758,495	424,830,314	36,315,807	27,471,214	18,937,537

Net Gain (Loss) on Investment	66,581,561	432,664,493	43,503,351	39,891,620	24,964,586
Net Increase (Decrease) in Net Assets Resulting from Operations	70,748,026	440,753,429	38,880,501	38,187,648	23,884,683

Increase (Decrease) in Net Assets from Contract Transactions	(76,192,866)	(197,503,398)	(57,483,173)	(4,484,316)	14,625,137

Total Increase (Decrease) in Net Assets	(5,444,840)	243,250,031	(18,602,672)	33,703,332	38,509,820

Net Assets as of December 31, 2017:	$771,558,640	$2,942,924,332	$434,408,630	$126,618,578	$91,705,626

Investment Income:
Reinvested Dividends	13,084,632	43,797,138	1,514,085	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,394,838	36,526,279	5,722,074	2,191,411	1,627,984

Net Investment Income (Loss)	3,689,794	7,270,859	(4,207,989)	(2,191,411)	(1,627,984)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,837,108	—	22,758,494	25,470,999	20,904,609
Realized Gain (Loss) on Investments	5,410,902	30,891,031	8,288,939	9,831,505	4,864,513

Net Realized Capital Gains (Losses) on Investments	10,248,010	30,891,031	31,047,433	35,302,504	25,769,122
Net Change in Unrealized Appreciation (Depreciation)	(48,743,422)	(259,742,997)	(42,625,001)	(26,946,700)	(21,201,498)

Net Gain (Loss) on Investment	(38,495,412)	(228,851,966)	(11,577,568)	8,355,804	4,567,624
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,805,618)	(221,581,107)	(15,785,557)	6,164,393	2,939,640

Increase (Decrease) in Net Assets from Contract Transactions	(65,065,173)	(336,695,914)	(36,532,420)	1,930,545	14,089,524

Total Increase (Decrease) in Net Assets	(99,870,791)	(558,277,021)	(52,317,977)	8,094,938	17,029,164

Net Assets as of December 31, 2018:	$671,687,849	$2,384,647,311	$382,090,653	$134,713,516	$108,734,790

See Accompanying Notes.

(1)	See Footnote 1

25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Multi- Managed Balanced Initial Class	TA Multi-Managed Balanced Service Class	TA Multi-Manager Alternative Strategies Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$79,027,923	$904,843,654	$1,601,107	$610,151,653	$273,382,211

Investment Income:
Reinvested Dividends	744,399	9,259,180	21,232	1,848,041	3,659,724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,258,804	15,664,154	17,970	8,424,648	3,848,852

Net Investment Income (Loss)	(514,405)	(6,404,974)	3,262	(6,576,607)	(189,128)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	973,628	13,957,230	—	30,295,029	8,938,941
Realized Gain (Loss) on Investments	1,182,672	12,210,046	(16,421)	8,096,077	3,384,909

Net Realized Capital Gains (Losses) on Investments	2,156,300	26,167,276	(16,421)	38,391,106	12,323,850
Net Change in Unrealized Appreciation (Depreciation)	8,510,914	114,383,168	71,720	30,599,474	12,108,531

Net Gain (Loss) on Investment	10,667,214	140,550,444	55,299	68,990,580	24,432,381
Net Increase (Decrease) in Net Assets Resulting from Operations	10,152,809	134,145,470	58,561	62,413,973	24,243,253

Increase (Decrease) in Net Assets from Contract Transactions	2,507,773	245,186,153	33,731	(43,777,330)	(14,759,464)

Total Increase (Decrease) in Net Assets	12,660,582	379,331,623	92,292	18,636,643	9,483,789

Net Assets as of December 31, 2017:	$91,688,505	$1,284,175,277	$1,693,399	$628,788,296	$282,866,000

Investment Income:
Reinvested Dividends	1,305,412	14,847,460	22,797	18,658,999	8,809,747
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,343,982	16,189,595	28,603	7,944,792	3,617,385

Net Investment Income (Loss)	(38,570)	(1,342,135)	(5,806)	10,714,207	5,192,362
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,575,667	48,714,193	—	42,700,937	16,690,186
Realized Gain (Loss) on Investments	1,675,709	20,819,384	(23,217)	4,423,636	778,339

Net Realized Capital Gains (Losses) on Investments	5,251,376	69,533,577	(23,217)	47,124,573	17,468,525
Net Change in Unrealized Appreciation (Depreciation)	(9,700,319)	(128,885,983)	(139,444)	(104,778,512)	(39,474,660)

Net Gain (Loss) on Investment	(4,448,943)	(59,352,406)	(162,661)	(57,653,939)	(22,006,135)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,487,513)	(60,694,541)	(168,467)	(46,939,732)	(16,813,773)

Increase (Decrease) in Net Assets from Contract Transactions	(3,108,542)	(109,676,702)	1,286,925	(67,325,248)	(28,255,348)

Total Increase (Decrease) in Net Assets	(7,596,055)	(170,371,243)	1,118,458	(114,264,980)	(45,069,121)

Net Assets as of December 31, 2018:	$84,092,450	$1,113,804,034	$2,811,857	$514,523,316	$237,796,879

See Accompanying Notes.

(1)	See Footnote 1

26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$334,243,979	$181,319,170	$826,905,164	$175,347,485	$33,857,197

Investment Income:
Reinvested Dividends	1,426,772	—	—	409,073	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,880,053	2,650,837	11,179,030	2,496,404	308,191

Net Investment Income (Loss)	(3,453,281)	(2,650,837)	(11,179,030)	(2,087,331)	(308,191)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,227,202	1,739,756	8,083,194	—	—
Realized Gain (Loss) on Investments	3,507,169	(645,814)	(4,447,760)	(1,199,637)	(10,141,176)

Net Realized Capital Gains (Losses) on Investments	14,734,371	1,093,942	3,635,434	(1,199,637)	(10,141,176)
Net Change in Unrealized Appreciation (Depreciation)	32,763,564	7,470,827	33,575,130	6,408,601	1,737,277

Net Gain (Loss) on Investment	47,497,935	8,564,769	37,210,564	5,208,964	(8,403,899)
Net Increase (Decrease) in Net Assets Resulting from Operations	44,044,654	5,913,932	26,031,534	3,121,633	(8,712,090)

Increase (Decrease) in Net Assets from Contract Transactions	(4,770,373)	(12,580,655)	(49,326,802)	(4,596,288)	(11,968,713)

Total Increase (Decrease) in Net Assets	39,274,281	(6,666,723)	(23,295,268)	(1,474,655)	(20,680,803)

Net Assets as of December 31, 2017:	$373,518,260	$174,652,447	$803,609,896	$173,872,830	$13,176,394

Investment Income:
Reinvested Dividends	10,869,857	4,236,479	18,104,995	2,751,819	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,918,397	2,470,480	10,331,170	2,263,201	244,312

Net Investment Income (Loss)	5,951,460	1,765,999	7,773,825	488,618	(244,312)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,212,761	835,303	3,972,488	—	—
Realized Gain (Loss) on Investments	2,226,561	(1,280,843)	(6,767,030)	(1,336,184)	(6,885,074)

Net Realized Capital Gains (Losses) on Investments	37,439,322	(445,540)	(2,794,542)	(1,336,184)	(6,885,074)
Net Change in Unrealized Appreciation (Depreciation)	(74,559,617)	(5,075,373)	(24,147,025)	(3,999,746)	8,531,109

Net Gain (Loss) on Investment	(37,120,295)	(5,520,913)	(26,941,567)	(5,335,930)	1,646,035
Net Increase (Decrease) in Net Assets Resulting from Operations	(31,168,835)	(3,754,914)	(19,167,742)	(4,847,312)	1,401,723

Increase (Decrease) in Net Assets from Contract Transactions	(31,289,447)	(13,029,812)	(66,682,839)	(14,530,388)	20,446,889

Total Increase (Decrease) in Net Assets	(62,458,282)	(16,784,726)	(85,850,581)	(19,377,700)	21,848,612

Net Assets as of December 31, 2018:	$311,059,978	$157,867,721	$717,759,315	$154,495,130	$35,025,006

See Accompanying Notes.

(1)	See Footnote 1

27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA QS Investors Active Asset Allocation - Conservative Service Class	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Small/Mid Cap Value Initial Class Subaccount
	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$425,136,568	$1,448,789,251	$591,439,085	$129,843,084

Investment Income:
Reinvested Dividends	7,147,645	22,694,448	7,869,723	1,486,161
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,391,064	19,125,329	8,268,246	1,870,446

Net Investment Income (Loss)	1,756,581	3,569,119	(398,523)	(384,285)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	11,573,916
Realized Gain (Loss) on Investments	1,208,893	6,448,187	(368,175)	2,493,679

Net Realized Capital Gains (Losses) on Investments	1,208,893	6,448,187	(368,175)	14,067,595
Net Change in Unrealized Appreciation (Depreciation)	37,725,998	181,700,925	106,142,677	3,570,457

Net Gain (Loss) on Investment	38,934,891	188,149,112	105,774,502	17,638,052
Net Increase (Decrease) in Net Assets Resulting from Operations	40,691,472	191,718,231	105,375,979	17,253,767

Increase (Decrease) in Net Assets from Contract Transactions	(52,464,585)	(124,850,225)	(46,263,184)	(11,705,677)

Total Increase (Decrease) in Net Assets	(11,773,113)	66,868,006	59,112,795	5,548,090

Net Assets as of December 31, 2017:	$413,363,455	$1,515,657,257	$650,551,880	$135,391,174

Investment Income:
Reinvested Dividends	6,104,859	20,853,705	8,032,569	1,143,025
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,972,206	18,953,884	8,258,517	1,844,632

Net Investment Income (Loss)	1,132,653	1,899,821	(225,948)	(701,607)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	12,368,132
Realized Gain (Loss) on Investments	2,479,755	12,727,873	5,561,064	3,015,730

Net Realized Capital Gains (Losses) on Investments	2,479,755	12,727,873	5,561,064	15,383,862
Net Change in Unrealized Appreciation (Depreciation)	(19,615,118)	(92,827,700)	(48,910,125)	(30,008,418)

Net Gain (Loss) on Investment	(17,135,363)	(80,099,827)	(43,349,061)	(14,624,556)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,002,710)	(78,200,006)	(43,575,009)	(15,326,163)

Increase (Decrease) in Net Assets from Contract Transactions	(49,395,080)	(104,446,228)	(66,596,758)	(14,820,301)

Total Increase (Decrease) in Net Assets	(65,397,790)	(182,646,234)	(110,171,767)	(30,146,464)

Net Assets as of December 31, 2018:	$347,965,665	$1,333,011,023	$540,380,113	$105,244,710

See Accompanying Notes.

(1)	See Footnote 1

28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA Small/ Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class	TA T. Rowe Price Small Cap Service Class	TA Torray Concentrated Growth Initial Class	TA Torray Concentrated Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$111,710,832	$112,290,331	$191,512,774	$141,507,483	$32,531,628

Investment Income:
Reinvested Dividends	1,178,729	—	—	577,343	54,116
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,760,282	1,779,974	3,132,675	2,197,525	546,036

Net Investment Income (Loss)	(581,553)	(1,779,974)	(3,132,675)	(1,620,182)	(491,920)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,124,252	7,432,884	14,022,111	2,675,509	624,984
Realized Gain (Loss) on Investments	315,227	6,290,678	5,108,563	8,962,896	395,865

Net Realized Capital Gains (Losses) on Investments	11,439,479	13,723,562	19,130,674	11,638,405	1,020,849
Net Change in Unrealized Appreciation (Depreciation)	4,668,926	10,921,683	24,084,619	21,049,107	6,903,426

Net Gain (Loss) on Investment	16,108,405	24,645,245	43,215,293	32,687,512	7,924,275
Net Increase (Decrease) in Net Assets Resulting from Operations	15,526,852	22,865,271	40,082,618	31,067,330	7,432,355

Increase (Decrease) in Net Assets from Contract Transactions	2,301,034	(5,371,310)	10,397,882	(15,373,940)	802,377

Total Increase (Decrease) in Net Assets	17,827,886	17,493,961	50,480,500	15,693,390	8,234,732

Net Assets as of December 31, 2017:	$129,538,718	$129,784,292	$241,993,274	$157,200,873	$40,766,360

Investment Income:
Reinvested Dividends	851,714	—	—	328,558	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,795,629	1,979,112	3,560,876	2,246,678	558,873

Net Investment Income (Loss)	(943,915)	(1,979,112)	(3,560,876)	(1,918,120)	(558,873)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,606,664	6,972,336	13,658,168	7,329,614	1,802,233
Realized Gain (Loss) on Investments	(966,116)	8,519,912	7,137,439	16,253,335	1,284,695

Net Realized Capital Gains (Losses) on Investments	11,640,548	15,492,248	20,795,607	23,582,949	3,086,928
Net Change in Unrealized Appreciation (Depreciation)	(26,513,092)	(23,943,547)	(37,549,408)	(28,001,474)	(4,161,181)

Net Gain (Loss) on Investment	(14,872,544)	(8,451,299)	(16,753,801)	(4,418,525)	(1,074,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	(15,816,459)	(10,430,411)	(20,314,677)	(6,336,645)	(1,633,126)

Increase (Decrease) in Net Assets from Contract Transactions	(8,341,474)	(5,174,693)	(11,002,015)	(19,696,532)	(7,163,896)

Total Increase (Decrease) in Net Assets	(24,157,933)	(15,605,104)	(31,316,692)	(26,033,177)	(8,797,022)

Net Assets as of December 31, 2018:	$105,380,785	$114,179,188	$210,676,582	$131,167,696	$31,969,338

See Accompanying Notes.

(1)	See Footnote 1

29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	TA TS&W International Equity Initial Class	TA TS&W International Equity Service Class	TA U.S. Equity Index Service Class	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount	Subaccount(1)	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$71,904,972	$34,110,738	$—	$236,978,354	$98,349,420

Investment Income:
Reinvested Dividends	1,734,650	784,746	—	1,098,653	236,857
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,143,632	556,986	68,012	3,767,745	1,589,738

Net Investment Income (Loss)	591,018	227,760	(68,012)	(2,669,092)	(1,352,881)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	—	6,217,116	2,757,270
Realized Gain (Loss) on Investments	1,357,784	110,455	62,482	5,547,134	(314,730)

Net Realized Capital Gains (Losses) on Investments	1,357,784	110,455	62,482	11,764,250	2,442,540
Net Change in Unrealized Appreciation (Depreciation)	13,032,548	6,888,443	1,001,819	53,182,305	25,262,181

Net Gain (Loss) on Investment	14,390,332	6,998,898	1,064,301	64,946,555	27,704,721
Net Increase (Decrease) in Net Assets Resulting from Operations	14,981,350	7,226,658	996,289	62,277,463	26,351,840

Increase (Decrease) in Net Assets from Contract Transactions	(1,350,943)	2,239,378	17,589,331	(22,352,084)	(1,145,506)

Total Increase (Decrease) in Net Assets	13,630,407	9,466,036	18,585,620	39,925,379	25,206,334

Net Assets as of December 31, 2017:	$85,535,379	$43,576,774	$18,585,620	$276,903,733	$123,555,754

Investment Income:
Reinvested Dividends	2,061,301	928,154	85,169	1,365,570	352,126
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,245,467	602,413	477,235	4,234,174	1,813,101

Net Investment Income (Loss)	815,834	325,741	(392,066)	(2,868,604)	(1,460,975)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	—	—	55,027	23,564,629	10,812,480
Realized Gain (Loss) on Investments	2,003,257	615,171	421,454	15,423,963	1,503,026

Net Realized Capital Gains (Losses) on Investments	2,003,257	615,171	476,481	38,988,592	12,315,506
Net Change in Unrealized Appreciation (Depreciation)	(17,678,671)	(8,331,581)	(4,011,019)	(37,477,785)	(11,992,484)

Net Gain (Loss) on Investment	(15,675,414)	(7,716,410)	(3,534,538)	1,510,807	323,022
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,859,580)	(7,390,669)	(3,926,604)	(1,357,797)	(1,137,953)

Increase (Decrease) in Net Assets from Contract Transactions	3,070,398	(202,308)	32,250,789	(25,977,814)	(9,326,384)

Total Increase (Decrease) in Net Assets	(11,789,182)	(7,592,977)	28,324,185	(27,335,611)	(10,464,337)

Net Assets as of December 31, 2018:	$73,746,197	$35,983,797	$46,909,805	$249,568,122	$113,091,417

See Accompanying Notes.

(1)	See Footnote 1

30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Vanguard® Equity Index	Vanguard® International	Vanguard® Mid-Cap Index	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$1,920,746	$1,229,545	$845,838	$358,742	$2,717,920

Investment Income:
Reinvested Dividends	49,584	16,692	11,727	9,801	59,101
Investment Expense:
Mortality and Expense Risk and Administrative Charges	22,568	12,920	7,974	2,958	19,615

Net Investment Income (Loss)	27,016	3,772	3,753	6,843	39,486
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	84,690	10,210	42,865	17,478	5,098
Realized Gain (Loss) on Investments	73,047	81,257	14,246	3,960	(3,424)

Net Realized Capital Gains (Losses) on Investments	157,737	91,467	57,111	21,438	1,674
Net Change in Unrealized Appreciation (Depreciation)	404,643	486,596	133,212	(12,168)	2,098

Net Gain (Loss) on Investment	562,380	578,063	190,323	9,270	3,772
Net Increase (Decrease) in Net Assets Resulting from Operations	589,396	581,835	194,076	16,113	43,258

Increase (Decrease) in Net Assets from Contract Transactions	1,278,489	499,378	355,511	84,428	198,635

Total Increase (Decrease) in Net Assets	1,867,885	1,081,213	549,587	100,541	241,893

Net Assets as of December 31, 2017:	$3,788,631	$2,310,758	$1,395,425	$459,283	$2,959,813

Investment Income:
Reinvested Dividends	63,247	18,303	17,685	13,743	51,894
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,467	17,470	11,604	3,357	20,334

Net Investment Income (Loss)	31,780	833	6,081	10,386	31,560
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	61,565	61,255	71,906	16,852	—
Realized Gain (Loss) on Investments	96,540	131,519	52,890	(3,052)	(6,334)

Net Realized Capital Gains (Losses) on Investments	158,105	192,774	124,796	13,800	(6,334)
Net Change in Unrealized Appreciation (Depreciation)	(443,988)	(449,020)	(281,070)	(53,918)	(13,811)

Net Gain (Loss) on Investment	(285,883)	(256,246)	(156,274)	(40,118)	(20,145)
Net Increase (Decrease) in Net Assets Resulting from Operations	(254,103)	(255,413)	(150,193)	(29,732)	11,415

Increase (Decrease) in Net Assets from Contract Transactions	540,770	(195,856)	111,492	22,913	57,039

Total Increase (Decrease) in Net Assets	286,667	(451,269)	(38,701)	(6,819)	68,454

Net Assets as of December 31, 2018:	$4,075,298	$1,859,489	$1,356,724	$452,464	$3,028,267

See Accompanying Notes.

(1)	See Footnote 1

31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Vanguard® Total Bond Market Index	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Moderate Class S Shares
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$1,483,525	$16,121	$1,006	$—	$—

Investment Income:
Reinvested Dividends	41,539	468	23	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12,506	226	14	—	—

Net Investment Income (Loss)	29,033	242	9	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,592	—	—	—	—
Realized Gain (Loss) on Investments	(7,828)	26	8	—	—

Net Realized Capital Gains (Losses) on Investments	(2,236)	26	8	—	—
Net Change in Unrealized Appreciation (Depreciation)	20,009	1,911	98	—	—

Net Gain (Loss) on Investment	17,773	1,937	106	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	46,806	2,179	115	—	—

Increase (Decrease) in Net Assets from Contract Transactions	569,308	1,338	(27)	—	—

Total Increase (Decrease) in Net Assets	616,114	3,517	88	—	—

Net Assets as of December 31, 2017:	$2,099,639	$19,638	$1,094	$—	$—

Investment Income:
Reinvested Dividends	50,257	519	20	—	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,774	255	14	—	—

Net Investment Income (Loss)	34,483	264	6	—	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,254	229	121	—	—
Realized Gain (Loss) on Investments	(8,784)	30	6	—	—

Net Realized Capital Gains (Losses) on Investments	(4,530)	259	127	—	—
Net Change in Unrealized Appreciation (Depreciation)	(46,544)	(2,311)	(233)	—	—

Net Gain (Loss) on Investment	(51,074)	(2,052)	(106)	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,591)	(1,788)	(100)	—	—

Increase (Decrease) in Net Assets from Contract Transactions	115,275	1,367	14	—	—

Total Increase (Decrease) in Net Assets	98,684	(421)	(86)	—	—

Net Assets as of December 31, 2018:	$2,198,323	$19,217	$1,008	$—	$—

See Accompanying Notes.

(1)	See Footnote 1

32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2017 and 2018, Except as Noted

	Wanger International	Wanger USA
	Subaccount	Subaccount
Net Assets as of December 31, 2016:	$308,283	$177,312

Investment Income:
Reinvested Dividends	3,938	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,534	603

Net Investment Income (Loss)	2,404	(603)
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,265	30,099
Realized Gain (Loss) on Investments	(13,907)	(52,534)

Net Realized Capital Gains (Losses) on Investments	(11,642)	(22,435)
Net Change in Unrealized Appreciation (Depreciation)	97,410	35,562

Net Gain (Loss) on Investment	85,768	13,127
Net Increase (Decrease) in Net Assets Resulting from Operations	88,172	12,524

Increase (Decrease) in Net Assets from Contract Transactions	(25,811)	(189,836)

Total Increase (Decrease) in Net Assets	62,361	(177,312)

Net Assets as of December 31, 2017:	$370,644	$—

Investment Income:
Reinvested Dividends	7,207	—
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,713	—

Net Investment Income (Loss)	5,494	—
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	40,485	—
Realized Gain (Loss) on Investments	(14,884)	—

Net Realized Capital Gains (Losses) on Investments	25,601	—
Net Change in Unrealized Appreciation (Depreciation)	(95,017)	—

Net Gain (Loss) on Investment	(69,416)	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(63,922)	—

Increase (Decrease) in Net Assets from Contract Transactions	(44,107)	—

Total Increase (Decrease) in Net Assets	(108,029)	—

Net Assets as of December 31, 2018:	$262,615	$—

See Accompanying Notes.

(1)	See Footnote 1

33

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySSM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, and Transamerica InspireSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2

34

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation Class 4 Shares	Franklin Founding Funds Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Rational Insider Buying VA	Rational Insider Buying VA Fund
Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA Barrow Hanley Dividend Focused Initial Class	Transamerica Barrow Hanley Dividend Focused VP Initial Class
TA Barrow Hanley Dividend Focused Service Class	Transamerica Barrow Hanley Dividend Focused VP Service Class
TA BlackRock Equity Smart Beta 100 Service Class	Transamerica BlackRock Equity Smart Beta 100 VP Service Class
TA BlackRock Global Allocation Service Class	Transamerica BlackRock Global Allocation VP Service Class
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	Transamerica BlackRock Global Allocation Managed Risk - Balanced VP Service Class
TA BlackRock Global Allocation Managed Risk - Growth Service Class	Transamerica BlackRock Global Allocation Managed Risk - Growth VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class

35

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock Smart Beta 40 Initial Class	Transamerica BlackRock Smart Beta 40 VP Initial Class
TA BlackRock Smart Beta 40 Service Class	Transamerica BlackRock Smart Beta 40 VP Service Class
TA BlackRock Smart Beta 50 Service Class	Transamerica BlackRock Smart Beta 50 VP Service Class
TA BlackRock Smart Beta 75 Service Class	Transamerica BlackRock Smart Beta 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Greystone International Growth Initial Class	Transamerica Greystone International Growth VP Initial Class
TA Greystone International Growth Service Class	Transamerica Greystone International Growth VP Service Class
TA International Equity Index Service Class	Transamerica International Equity Index VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA Jennison Growth Initial Class	Transamerica Jennison Growth VP Initial Class
TA Jennison Growth Service Class	Transamerica Jennison Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class

36

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Levin Large Cap Value Service Class	Transamerica Levin Large Cap Value VP Service Class
TA Madison Balanced Allocation Service Class	Transamerica Madison Balanced Allocation VP Service Class
TA Madison Conservative Allocation Service Class	Transamerica Madison Conservative Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
Transamerica Series Trust	Transamerica Series Trust
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Multi-Manager Alternative Strategies Service Class	Transamerica Multi-Manager Alternative Strategies VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA Torray Concentrated Growth Initial Class	Transamerica Torray Concentrated Growth VP Initial Class
TA Torray Concentrated Growth Service Class	Transamerica Torray Concentrated Growth VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA U.S. Equity Index Service Class	Transamerica U.S. Equity Index VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

37

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA 60/40 Allocation Service Class	May 1, 2018
TA Levin Large Cap Value Service Class	May 1, 2018
TA International Equity Index Service Class	May 1, 2017
TA U.S. Equity Index Service Class	May 1, 2017
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016
TA American Funds Managed Risk - Balanced Service Class	May 1, 2015
Voya Global Perspectives Class S Shares	May 1, 2015
Voya Large Cap Value Class S Shares	May 1, 2015
Voya Strategic Allocation Conservative Class S Shares	May 1, 2015
Voya Strategic Allocation Moderate Class S Shares	May 1, 2015
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	November 10, 2014
TA BlackRock Global Allocation Managed Risk - Growth Service Class	November 10, 2014

38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2018:

Subaccount	Formerly
Rational Insider Buying VA	Catalyst Insider Buying VA
Rational Trend Aggregation VA	Catalyst Dividend Capture VA
TA BlackRock Global Real Estate Securities Initial Class	TA Clarion Global Real Estate Securities Initial Class
TA BlackRock Global Real Estate Securities Service Class	TA Clarion Global Real Estate Securities Service Class
TA BlackRock Government Money Market Initial Class	TA Aegon Government Money Market Initial Class
TA BlackRock Government Money Market Service Class	TA Aegon Government Money Market Service Class
TA BlackRock Smart Beta 40 Initial Class	TA AB Dynamic Allocation Initial Class
TA BlackRock Smart Beta 40 Service Class	TA AB Dynamic Allocation Service Class
TA Greystone International Growth Initial Class	TA MFS International Equity Initial Class
TA Greystone International Growth Service Class	TA MFS International Equity Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	TA Asset Allocation - Conservative Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	TA Asset Allocation - Conservative Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	TA Asset Allocation - Growth Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	TA Asset Allocation - Growth Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	TA Asset Allocation - Moderate Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	TA Asset Allocation - Moderate Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA Asset Allocation - Moderate Growth Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA Asset Allocation - Moderate Growth Service Class
TA JPMorgan International Moderate Growth Initial Class	TA International Moderate Growth Initial Class
TA JPMorgan International Moderate Growth Service Class	TA International Moderate Growth Service Class
Vanguard® Real Estate Index	Vanguard® REIT Index

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2018.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$19,213,840	$19,216,958
AB Growth and Income Class B Shares	57,784,220	49,939,917
AB Large Cap Growth Class B Shares	3,979,659	5,886,704
American Funds - Asset Allocation Class 2 Shares	140,389,963	153,588,334
American Funds - Bond Class 2 Shares	45,408,258	58,974,367
American Funds - Growth Class 2 Shares	138,763,732	87,305,221
American Funds - Growth-Income Class 2 Shares	95,340,613	61,655,754
American Funds - International Class 2 Shares	76,184,370	40,564,526
BlackRock Basic Value V.I. Class I Shares	4,301,293	4,165,246
BlackRock Global Allocation V.I. Class I Shares	1,210,572	2,535,539
BlackRock High Yield V.I. Class I Shares	483,787	966,853
Fidelity® VIP Balanced Service Class 2	84,120,658	59,033,293
Fidelity® VIP Contrafund® Initial Class	23,631	22,249
Fidelity® VIP Contrafund® Service Class 2	113,137,553	109,461,086
Fidelity® VIP Equity-Income Initial Class	2,888	1,879
Fidelity® VIP Equity-Income Service Class 2	3,759,208	7,584,992
Fidelity® VIP Growth Initial Class	2,719	1,147
Fidelity® VIP Growth Service Class 2	6,494,358	7,455,262
Fidelity® VIP Growth Opportunities Service Class 2	339,456	874,894
Fidelity® VIP Mid Cap Initial Class	11,002	13,628
Fidelity® VIP Mid Cap Service Class 2	68,675,437	70,524,301
Fidelity® VIP Value Strategies Initial Class	108,149	104,002
Fidelity® VIP Value Strategies Service Class 2	29,154,040	29,124,017
Franklin Founding Funds Allocation Class 4 Shares	5,055,472	22,053,939
Franklin Income Class 2 Shares	3,913,072	14,027,972
Franklin Mutual Shares Class 2 Shares	1,004,267	2,494,324
Franklin Templeton Foreign Class 2 Shares	1,199,760	5,472,631
Invesco V.I. American Franchise Series II Shares	548,837	1,309,721
Janus Henderson - Enterprise Service Shares	1,609,941	3,374,870
Janus Henderson - Global Research Service Shares	665,312	4,997,470
Janus Henderson - Mid Cap Value Service Shares	396,794	341,985
MFS® New Discovery Service Class	7,040,350	8,056,338
MFS® Total Return Service Class	3,581,719	8,104,561
NVIT Emerging Markets Class D Shares	70	383
Rational Insider Buying VA	122,667	474,774
Rational Trend Aggregation VA	75,217	339,933

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
State Street Total Return V.I.S. Class 3 Shares	18,703,772	12,103,628
TA 60/40 Allocation Service Class	8,346,006	415,435
TA Aegon High Yield Bond Initial Class	10,781,054	19,799,599
TA Aegon High Yield Bond Service Class	33,359,521	40,592,103
TA Aegon U.S. Government Securities Initial Class	13,159,299	14,280,899
TA Aegon U.S. Government Securities Service Class	200,019,856	77,093,718
TA American Funds Managed Risk - Balanced Service Class	218,872,925	72,545,765
TA Barrow Hanley Dividend Focused Initial Class	24,339,151	78,388,924
TA Barrow Hanley Dividend Focused Service Class	19,140,566	42,056,805
TA BlackRock Equity Smart Beta 100 Service Class	11,048,415	13,082,018
TA BlackRock Global Allocation Service Class	62,682,286	211,259,184
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	62,341,175	23,432,493
TA BlackRock Global Allocation Managed Risk - Growth Service Class	27,101,007	31,056,635
TA BlackRock Global Real Estate Securities Initial Class	7,525,141	9,527,884
TA BlackRock Global Real Estate Securities Service Class	11,260,271	16,043,082
TA BlackRock Government Money Market Initial Class	51,211,407	47,640,117
TA BlackRock Government Money Market Service Class	328,770,989	285,447,365
TA BlackRock Smart Beta 40 Initial Class	2,013,377	3,962,416
TA BlackRock Smart Beta 40 Service Class	19,197,920	47,787,785
TA BlackRock Smart Beta 50 Service Class	91,518,639	12,952,561
TA BlackRock Smart Beta 75 Service Class	45,392,669	7,654,256
TA BlackRock Tactical Allocation Service Class	104,281,260	222,673,245
TA Greystone International Growth Initial Class	15,314,884	14,324,276
TA Greystone International Growth Service Class	14,280,860	24,986,841
TA International Equity Index Service Class	13,719,758	1,692,888
TA Janus Balanced Service Class	143,628,315	104,257,467
TA Janus Mid-Cap Growth Initial Class	13,758,603	15,748,511
TA Janus Mid-Cap Growth Service Class	26,337,006	17,294,209
TA Jennison Growth Initial Class	52,804,941	42,773,824
TA Jennison Growth Service Class	45,278,283	32,252,154
TA JPMorgan Asset Allocation - Conservative Initial Class	32,426,337	41,206,182
TA JPMorgan Asset Allocation - Conservative Service Class	113,646,442	164,129,859
TA JPMorgan Asset Allocation - Growth Initial Class	47,317,098	55,314,413
TA JPMorgan Asset Allocation - Growth Service Class	36,102,397	38,848,740
TA JPMorgan Asset Allocation - Moderate Initial Class	54,505,883	65,723,148
TA JPMorgan Asset Allocation - Moderate Service Class	856,197,229	574,299,698

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	64,105,116	69,520,260
TA JPMorgan Asset Allocation - Moderate Growth Service Class	380,650,469	492,855,495
TA JPMorgan Core Bond Service Class	39,492,508	35,187,294
TA JPMorgan Enhanced Index Initial Class	24,389,828	26,652,918
TA JPMorgan Enhanced Index Service Class	15,180,453	18,266,364
TA JPMorgan International Moderate Growth Initial Class	4,693	1,179
TA JPMorgan International Moderate Growth Service Class	62,179,489	89,936,159
TA JPMorgan Mid Cap Value Service Class	30,746,768	45,629,580
TA JPMorgan Tactical Allocation Service Class	103,715,819	146,906,177
TA Legg Mason Dynamic Allocation - Balanced Service Class	39,134,353	136,547,925
TA Legg Mason Dynamic Allocation - Growth Service Class	25,083,675	70,351,458
TA Levin Large Cap Value Service Class	2,648,702	339,054
TA Madison Balanced Allocation Service Class	6,446,264	12,075,042
TA Madison Conservative Allocation Service Class	3,245,797	8,134,919
TA Madison Diversified Income Service Class	29,485,941	18,494,274
TA Managed Risk - Balanced ETF Service Class	217,512,989	617,421,072
TA Managed Risk - Conservative ETF Service Class	67,547,105	124,085,602
TA Managed Risk - Growth ETF Service Class	103,750,117	433,174,258
TA Market Participation Strategy Service Class	45,409,685	63,391,530
TA Morgan Stanley Capital Growth Initial Class	49,182,963	23,972,857
TA Morgan Stanley Capital Growth Service Class	65,812,691	32,446,568
TA Multi-Managed Balanced Initial Class	15,154,103	14,725,656
TA Multi-Managed Balanced Service Class	115,335,122	177,640,110
TA Multi-Manager Alternative Strategies Service Class	1,985,086	703,967
TA PIMCO Tactical - Balanced Service Class	72,548,276	86,458,175
TA PIMCO Tactical - Conservative Service Class	42,838,821	49,211,597
TA PIMCO Tactical - Growth Service Class	58,150,622	48,275,872
TA PIMCO Total Return Initial Class	24,575,040	35,003,610
TA PIMCO Total Return Service Class	72,992,925	127,869,769
TA PineBridge Inflation Opportunities Service Class	17,080,174	31,121,816
TA ProFunds UltraBear Service Class (OAM)	26,904,673	6,701,985
TA QS Investors Active Asset Allocation - Conservative Service Class	18,142,686	66,405,419
TA QS Investors Active Asset Allocation - Moderate Service Class	84,969,810	187,516,329
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	32,323,451	99,146,301
TA Small/Mid Cap Value Initial Class	19,384,082	22,537,818
TA Small/Mid Cap Value Service Class	28,751,813	25,430,563

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

3. Investments (continued)

Subaccount	Purchases	Sales
TA T. Rowe Price Small Cap Initial Class	23,802,774	23,984,242
TA T. Rowe Price Small Cap Service Class	46,197,497	47,102,221
TA Torray Concentrated Growth Initial Class	20,687,788	34,972,875
TA Torray Concentrated Growth Service Class	3,861,842	9,782,393
TA TS&W International Equity Initial Class	17,906,045	14,019,888
TA TS&W International Equity Service Class	7,624,194	7,500,729
TA U.S. Equity Index Service Class	37,088,006	5,174,251
TA WMC US Growth Initial Class	58,736,665	64,018,508
TA WMC US Growth Service Class	27,387,989	27,362,828
Vanguard® Equity Index	1,172,960	538,844
Vanguard® International	600,461	734,229
Vanguard® Mid-Cap Index	477,394	287,916
Vanguard® Real Estate Index	93,635	43,483
Vanguard® Short-Term Investment Grade	361,960	273,386
Vanguard® Total Bond Market Index	372,032	218,017
Voya Global Perspectives Class S Shares	2,119	258
Voya Large Cap Value Class S Shares	166	25
Voya Strategic Allocation Conservative Class S Shares	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—
Wanger International	68,003	66,133
Wanger USA	—	—

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	1,523,685	(6,437,660)	(4,913,975)	2,184,367	(7,693,644)	(5,509,277)
AB Growth and Income Class B Shares	9,595,504	(15,344,653)	(5,749,149)	9,969,362	(18,232,403)	(8,263,041)
AB Large Cap Growth Class B Shares	138,842	(2,286,335)	(2,147,493)	516,356	(2,602,177)	(2,085,821)
American Funds - Asset Allocation Class 2 Shares	13,571,099	(46,829,771)	(33,258,672)	26,690,270	(30,743,455)	(4,053,185)
American Funds - Bond Class 2 Shares	8,426,991	(16,200,396)	(7,773,405)	8,256,221	(20,780,510)	(12,524,289)
American Funds - Growth Class 2 Shares	7,066,954	(12,783,085)	(5,716,131)	10,676,597	(11,736,881)	(1,060,284)
American Funds - Growth-Income Class 2 Shares	4,675,592	(8,885,565)	(4,209,973)	10,263,558	(10,140,423)	123,135
American Funds - International Class 2 Shares	9,557,859	(11,556,136)	(1,998,277)	10,504,197	(8,983,955)	1,520,242
BlackRock Basic Value V.I. Class I Shares	685,055	(1,248,500)	(563,445)	302,443	(937,189)	(634,746)
BlackRock Global Allocation V.I. Class I Shares	252,934	(1,092,678)	(839,744)	1,231,934	(2,151,853)	(919,919)
BlackRock High Yield V.I. Class I Shares	109,957	(364,534)	(254,577)	88,272	(370,185)	(281,913)
Fidelity® VIP Balanced Service Class 2	12,989,014	(23,270,282)	(10,281,268)	11,954,659	(25,243,183)	(13,288,524)
Fidelity® VIP Contrafund® Initial Class	21	(7,630)	(7,609)	3,972	(37,661)	(33,689)
Fidelity® VIP Contrafund® Service Class 2	11,614,079	(29,537,801)	(17,923,722)	12,058,054	(22,222,791)	(10,164,737)
Fidelity® VIP Equity-Income Initial Class	—	(879)	(879)	—	(14,439)	(14,439)
Fidelity® VIP Equity-Income Service Class 2	352,664	(3,484,818)	(3,132,154)	340,406	(3,569,145)	(3,228,739)
Fidelity® VIP Growth Initial Class	—	(420)	(420)	—	(3,561)	(3,561)
Fidelity® VIP Growth Service Class 2	330,483	(3,073,544)	(2,743,061)	254,400	(2,873,370)	(2,618,970)
Fidelity® VIP Growth Opportunities Service Class 2	55,567	(332,995)	(277,428)	177,959	(156,769)	21,190
Fidelity® VIP Mid Cap Initial Class	123	(3,264)	(3,141)	22,015	(1,228)	20,787
Fidelity® VIP Mid Cap Service Class 2	5,940,899	(15,765,820)	(9,824,921)	7,314,311	(13,097,849)	(5,783,538)
Fidelity® VIP Value Strategies Initial Class	50,773	(56,594)	(5,821)	51,180	(9,392)	41,788
Fidelity® VIP Value Strategies Service Class 2	6,742,126	(9,055,247)	(2,313,121)	4,826,259	(8,499,004)	(3,672,745)
Franklin Founding Funds Allocation Class 4 Shares	109,929	(9,949,405)	(9,839,476)	82,105	(8,917,934)	(8,835,829)
Franklin Income Class 2 Shares	413,996	(8,916,743)	(8,502,747)	531,794	(10,057,056)	(9,525,262)
Franklin Mutual Shares Class 2 Shares	36,490	(1,629,644)	(1,593,154)	10,802	(1,812,087)	(1,801,285)
Franklin Templeton Foreign Class 2 Shares	364,020	(4,737,630)	(4,373,610)	322,067	(4,533,791)	(4,211,724)

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Invesco V.I. American Franchise Series II Shares	42,437	(615,822)	(573,385)	4,269	(485,362)	(481,093)
Janus Henderson - Enterprise Service Shares	151,583	(1,239,729)	(1,088,146)	285,646	(1,168,127)	(882,481)
Janus Henderson - Global Research Service Shares	258,591	(3,326,563)	(3,067,972)	378,693	(2,624,765)	(2,246,072)
Janus Henderson - Mid Cap Value Service Shares	50,595	(120,053)	(69,458)	11,102	(50,009)	(38,907)
MFS® New Discovery Service Class	235,719	(2,656,779)	(2,421,060)	244,514	(2,789,345)	(2,544,831)
MFS® Total Return Service Class	332,481	(3,975,697)	(3,643,216)	359,371	(3,838,888)	(3,479,517)
NVIT Emerging Markets Class D Shares	—	(21)	(21)	—	(339)	(339)
Rational Insider Buying VA	4,310	(248,152)	(243,842)	24,845	(316,354)	(291,509)
Rational Trend Aggregation VA	10,794	(236,985)	(226,191)	25,547	(303,852)	(278,305)
State Street Total Return V.I.S. Class 3 Shares	1,312,073	(6,050,485)	(4,738,412)	1,711,490	(6,088,368)	(4,376,878)
TA 60/40 Allocation Service Class	1,559,228	(53,047)	1,506,181	—	—	—
TA Aegon High Yield Bond Initial Class	2,752,719	(8,261,448)	(5,508,729)	3,152,598	(6,563,867)	(3,411,269)
TA Aegon High Yield Bond Service Class	6,331,640	(11,686,304)	(5,354,664)	7,147,909	(10,824,818)	(3,676,909)
TA Aegon U.S. Government Securities Initial Class	8,207,217	(8,956,243)	(749,026)	4,240,978	(10,021,317)	(5,780,339)
TA Aegon U.S. Government Securities Service Class	41,550,404	(26,832,098)	14,718,306	11,613,702	(60,855,036)	(49,241,334)
TA American Funds Managed Risk - Balanced Service Class	17,252,554	(6,072,206)	11,180,348	25,097,874	(3,669,481)	21,428,393
TA Barrow Hanley Dividend Focused Initial Class	6,945,777	(28,480,423)	(21,534,646)	13,171,148	(19,806,441)	(6,635,293)
TA Barrow Hanley Dividend Focused Service Class	2,153,579	(11,318,867)	(9,165,288)	4,630,076	(11,433,873)	(6,803,797)
TA BlackRock Equity Smart Beta 100 Service Class	786,162	(990,943)	(204,781)	1,638,985	(720,196)	918,789
TA BlackRock Global Allocation Service Class	7,432,004	(91,646,552)	(84,214,548)	15,303,828	(86,007,399)	(70,703,571)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	6,005,589	(2,185,490)	3,820,099	4,406,684	(2,644,637)	1,762,047
TA BlackRock Global Allocation Managed Risk - Growth Service Class	2,277,060	(2,855,018)	(577,958)	4,026,852	(2,834,495)	1,192,357
TA BlackRock Global Real Estate Securities Initial Class	1,751,297	(3,650,757)	(1,899,460)	1,222,696	(2,469,046)	(1,246,350)
TA BlackRock Global Real Estate Securities Service Class	1,010,839	(6,083,144)	(5,072,305)	1,947,304	(6,166,292)	(4,218,988)
TA BlackRock Government Money Market Initial Class	48,955,024	(42,840,185)	6,114,839	26,608,695	(43,018,836)	(16,410,141)
TA BlackRock Government Money Market Service Class	141,518,817	(138,789,554)	2,729,263	112,680,805	(163,595,509)	(50,914,704)
TA BlackRock Smart Beta 40 Initial Class	1,080,267	(2,176,973)	(1,096,706)	753,761	(2,790,589)	(2,036,828)

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Smart Beta 40 Service Class	2,426,732	(23,652,010)	(21,225,278)	2,685,914	(30,514,401)	(27,828,487)
TA BlackRock Smart Beta 50 Service Class	8,030,843	(1,102,263)	6,928,580	2,414,536	(964,328)	1,450,208
TA BlackRock Smart Beta 75 Service Class	3,715,143	(614,179)	3,100,964	1,300,153	(217,328)	1,082,825
TA BlackRock Tactical Allocation Service Class	9,017,567	(77,470,941)	(68,453,374)	14,692,214	(70,930,871)	(56,238,657)
TA Greystone International Growth Initial Class	8,368,569	(8,423,131)	(54,562)	8,185,845	(5,519,695)	2,666,150
TA Greystone International Growth Service Class	2,002,016	(8,795,897)	(6,793,881)	5,473,524	(5,499,335)	(25,811)
TA International Equity Index Service Class	1,265,869	(156,076)	1,109,793	664,366	(35,602)	628,764
TA Janus Balanced Service Class	28,380,728	(27,666,375)	714,353	25,913,479	(29,378,202)	(3,464,723)
TA Janus Mid-Cap Growth Initial Class	5,436,682	(7,947,017)	(2,510,335)	3,930,961	(5,691,726)	(1,760,765)
TA Janus Mid-Cap Growth Service Class	3,407,078	(4,261,244)	(854,166)	2,344,165	(4,096,739)	(1,752,574)
TA Jennison Growth Initial Class	10,553,125	(15,855,913)	(5,302,788)	5,313,280	(12,011,638)	(6,698,358)
TA Jennison Growth Service Class	3,180,503	(6,200,802)	(3,020,299)	5,181,850	(5,282,983)	(101,133)
TA JPMorgan Asset Allocation - Conservative Initial Class	13,288,452	(21,972,962)	(8,684,510)	8,555,494	(23,089,351)	(14,533,857)
TA JPMorgan Asset Allocation - Conservative Service Class	13,255,351	(72,889,257)	(59,633,906)	17,388,581	(76,988,666)	(59,600,085)
TA JPMorgan Asset Allocation - Growth Initial Class	11,030,046	(23,778,026)	(12,747,980)	8,539,306	(15,184,634)	(6,645,328)
TA JPMorgan Asset Allocation - Growth Service Class	3,726,737	(13,398,852)	(9,672,115)	4,284,131	(13,309,800)	(9,025,669)
TA JPMorgan Asset Allocation - Moderate Initial Class	14,962,063	(31,379,825)	(16,417,762)	7,629,398	(31,368,018)	(23,738,620)
TA JPMorgan Asset Allocation - Moderate Service Class	54,819,320	(228,773,202)	(173,953,882)	31,226,177	(210,638,007)	(179,411,830)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	14,295,189	(30,175,990)	(15,880,801)	11,741,828	(30,381,678)	(18,639,850)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	21,958,093	(180,994,364)	(159,036,271)	45,942,561	(182,150,263)	(136,207,702)
TA JPMorgan Core Bond Service Class	7,316,173	(14,093,712)	(6,777,539)	8,953,808	(21,121,200)	(12,167,392)
TA JPMorgan Enhanced Index Initial Class	7,004,207	(9,654,472)	(2,650,265)	6,954,811	(6,932,238)	22,573
TA JPMorgan Enhanced Index Service Class	1,349,663	(3,661,708)	(2,312,045)	2,265,507	(2,847,204)	(581,697)
TA JPMorgan International Moderate Growth Initial Class	1,110	(556)	554	—	(1,373)	(1,373)
TA JPMorgan International Moderate Growth Service Class	12,495,447	(45,652,434)	(33,156,987)	23,520,888	(47,840,359)	(24,319,471)
TA JPMorgan Mid Cap Value Service Class	4,061,822	(9,956,648)	(5,894,826)	8,653,775	(11,011,467)	(2,357,692)
TA JPMorgan Tactical Allocation Service Class	5,691,744	(51,865,484)	(46,173,740)	13,980,067	(56,521,241)	(42,541,174)

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Legg Mason Dynamic Allocation - Balanced Service Class	4,698,058	(34,119,438)	(29,421,380)	5,448,376	(54,726,022)	(49,277,646)
TA Legg Mason Dynamic Allocation - Growth Service Class	6,477,706	(18,452,494)	(11,974,788)	6,419,083	(27,324,786)	(20,905,703)
TA Levin Large Cap Value Service Class	379,919	(56,530)	323,389	—	—	—
TA Madison Balanced Allocation Service Class	618,747	(4,745,635)	(4,126,888)	943,576	(2,897,866)	(1,954,290)
TA Madison Conservative Allocation Service Class	533,443	(3,581,482)	(3,048,039)	200,875	(3,585,221)	(3,384,346)
TA Madison Diversified Income Service Class	3,604,623	(6,721,983)	(3,117,360)	3,609,815	(4,758,034)	(1,148,219)
TA Managed Risk - Balanced ETF Service Class	23,961,838	(188,072,355)	(164,110,517)	30,922,891	(197,247,862)	(166,324,971)
TA Managed Risk - Conservative ETF Service Class	12,593,909	(47,438,094)	(34,844,185)	13,969,521	(57,637,158)	(43,667,637)
TA Managed Risk - Growth ETF Service Class	15,365,231	(158,078,377)	(142,713,146)	30,109,326	(158,428,620)	(128,319,294)
TA Market Participation Strategy Service Class	7,901,328	(14,376,033)	(6,474,705)	2,871,744	(21,447,251)	(18,575,507)
TA Morgan Stanley Capital Growth Initial Class	6,891,310	(6,340,702)	550,608	3,396,597	(4,966,118)	(1,569,521)
TA Morgan Stanley Capital Growth Service Class	4,449,254	(4,357,928)	91,326	4,741,907	(3,645,097)	1,096,810
TA Multi-Managed Balanced Initial Class	4,368,453	(5,441,241)	(1,072,788)	5,316,036	(4,327,409)	988,627
TA Multi-Managed Balanced Service Class	7,920,741	(40,603,827)	(32,683,086)	57,946,841	(31,919,477)	26,027,364
TA Multi-Manager Alternative Strategies Service Class	196,375	(68,671)	127,704	35,958	(32,644)	3,314
TA PIMCO Tactical - Balanced Service Class	4,705,473	(25,247,915)	(20,542,442)	10,261,351	(30,271,841)	(20,010,490)
TA PIMCO Tactical - Conservative Service Class	5,725,827	(14,844,962)	(9,119,135)	8,224,672	(16,927,901)	(8,703,229)
TA PIMCO Tactical - Growth Service Class	3,306,016	(15,327,665)	(12,021,649)	8,000,167	(16,507,843)	(8,507,676)
TA PIMCO Total Return Initial Class	13,017,182	(20,926,712)	(7,909,530)	9,922,532	(17,670,634)	(7,748,102)
TA PIMCO Total Return Service Class	12,286,984	(61,609,367)	(49,322,383)	12,485,151	(63,599,837)	(51,114,686)
TA PineBridge Inflation Opportunities Service Class	4,631,467	(15,046,728)	(10,415,261)	6,925,892	(17,977,262)	(11,051,370)
TA ProFunds UltraBear Service Class (OAM)	671,427,493	(172,407,006)	499,020,487	22,101,178	(253,830,353)	(231,729,175)
TA QS Investors Active Asset Allocation - Conservative Service Class	3,269,843	(28,804,012)	(25,534,169)	6,311,169	(40,694,270)	(34,383,101)
TA QS Investors Active Asset Allocation - Moderate Service Class	9,738,675	(60,541,321)	(50,802,646)	17,554,145	(77,173,713)	(59,619,568)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	7,075,120	(36,789,361)	(29,714,241)	10,635,414	(39,577,395)	(28,941,981)
TA Small/Mid Cap Value Initial Class	1,249,255	(3,474,380)	(2,225,125)	489,296	(2,554,540)	(2,065,244)

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Small/Mid Cap Value Service Class	1,550,851	(6,540,776)	(4,989,925)	4,293,154	(8,752,905)	(4,459,751)
TA T. Rowe Price Small Cap Initial Class	5,300,315	(7,321,903)	(2,021,588)	4,669,194	(6,675,304)	(2,006,110)
TA T. Rowe Price Small Cap Service Class	2,886,418	(7,336,983)	(4,450,565)	4,697,334	(7,291,519)	(2,594,185)
TA Torray Concentrated Growth Initial Class	5,090,608	(9,218,168)	(4,127,560)	969,461	(5,248,354)	(4,278,893)
TA Torray Concentrated Growth Service Class	319,323	(2,287,815)	(1,968,492)	1,031,456	(2,474,122)	(1,442,666)
TA TS&W International Equity Initial Class	8,543,976	(6,780,649)	1,763,327	4,534,985	(5,255,376)	(720,391)
TA TS&W International Equity Service Class	1,200,237	(2,728,634)	(1,528,397)	2,431,042	(2,153,460)	277,582
TA U.S. Equity Index Service Class	3,233,373	(429,665)	2,803,708	1,800,369	(143,644)	1,656,725
TA WMC US Growth Initial Class	13,389,315	(27,098,607)	(13,709,292)	5,804,477	(18,627,764)	(12,823,287)
TA WMC US Growth Service Class	1,721,219	(5,631,616)	(3,910,397)	1,889,433	(5,084,140)	(3,194,707)
Vanguard® Equity Index	486,258	(116,070)	370,188	503,337	(101,561)	401,776
Vanguard® International	176,491	(376,350)	(199,859)	427,138	(100,951)	326,187
Vanguard® Mid-Cap Index	39,172	(96,381)	(57,209)	167,261	(21,136)	146,125
Vanguard® Real Estate Index	10,232	(16,395)	(6,163)	33,283	(20,560)	12,723
Vanguard® Short-Term Investment Grade	43,180	(92,627)	(49,447)	349,897	(482,523)	(132,626)
Vanguard® Total Bond Market Index	37,172	(80,312)	(43,140)	137,701	(180,793)	(43,092)
Voya Global Perspectives Class S Shares	129	(1)	128	129	(3)	126
Voya Large Cap Value Class S Shares	2	(1)	1	—	(3)	(3)
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	3,274	(40,859)	(37,585)	5,594	(38,982)	(33,388)
Wanger USA	—	—	—	1	(67,833)	(67,832)

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$10,528,416	$(17,828,775)	$(7,300,359)	$9,468,517	$(16,063,157)	$(6,594,640)
AB Growth and Income Class B Shares	28,852,871	(46,781,780)	(17,928,909)	32,409,700	(42,876,573)	(10,466,873)
AB Large Cap Growth Class B Shares	329,434	(5,407,326)	(5,077,892)	891,772	(4,890,765)	(3,998,993)
American Funds - Asset Allocation Class 2 Shares	97,895,872	(143,472,008)	(45,576,136)	116,038,980	(76,070,097)	39,968,883
American Funds - Bond Class 2 Shares	41,396,975	(56,694,257)	(15,297,282)	49,864,463	(38,807,758)	11,056,705
American Funds - Growth Class 2 Shares	91,048,392	(82,011,310)	9,037,082	98,323,541	(41,128,807)	57,194,734
American Funds - Growth-Income Class 2 Shares	61,056,938	(56,671,161)	4,385,777	82,957,637	(39,213,869)	43,743,768
American Funds - International Class 2 Shares	64,333,811	(38,540,051)	25,793,760	46,977,428	(25,008,796)	21,968,632
BlackRock Basic Value V.I. Class I Shares	1,790,580	(3,854,477)	(2,063,897)	854,223	(2,597,148)	(1,742,925)
BlackRock Global Allocation V.I. Class I Shares	677,567	(2,355,941)	(1,678,374)	2,379,228	(4,220,572)	(1,841,344)
BlackRock High Yield V.I. Class I Shares	265,390	(911,081)	(645,691)	214,351	(906,246)	(691,895)
Fidelity® VIP Balanced Service Class 2	60,541,254	(54,617,405)	5,923,849	44,427,137	(48,468,831)	(4,041,694)
Fidelity® VIP Contrafund® Initial Class	277	(20,685)	(20,408)	14,222	(243,407)	(229,185)
Fidelity® VIP Contrafund® Service Class 2	61,504,641	(103,056,512)	(41,551,871)	71,342,361	(64,041,470)	7,300,891
Fidelity® VIP Equity-Income Initial Class	—	(1,576)	(1,576)	—	(23,107)	(23,107)
Fidelity® VIP Equity-Income Service Class 2	710,627	(6,921,780)	(6,211,153)	636,886	(6,714,097)	(6,077,211)
Fidelity® VIP Growth Initial Class	—	(992)	(992)	—	(6,470)	(6,470)
Fidelity® VIP Growth Service Class 2	779,126	(6,866,136)	(6,087,010)	437,125	(5,426,805)	(4,989,680)
Fidelity® VIP Growth Opportunities Service Class 2	186,612	(836,051)	(649,439)	382,678	(302,918)	79,760
Fidelity® VIP Mid Cap Initial Class	1,701	(12,984)	(11,283)	50,190	(4,208)	45,982
Fidelity® VIP Mid Cap Service Class 2	36,147,721	(66,250,952)	(30,103,231)	44,374,920	(46,170,447)	(1,795,527)
Fidelity® VIP Value Strategies Initial Class	91,176	(101,806)	(10,630)	109,343	(17,211)	92,132
Fidelity® VIP Value Strategies Service Class 2	22,162,373	(27,449,636)	(5,287,263)	20,667,588	(21,464,011)	(796,423)
Franklin Founding Funds Allocation Class 4 Shares	224,968	(20,529,629)	(20,304,661)	162,173	(17,862,712)	(17,700,539)
Franklin Income Class 2 Shares	589,292	(13,009,297)	(12,420,005)	732,594	(14,222,147)	(13,489,553)
Franklin Mutual Shares Class 2 Shares	61,058	(2,261,015)	(2,199,957)	14,720	(2,467,743)	(2,453,023)
Franklin Templeton Foreign Class 2 Shares	424,348	(5,033,098)	(4,608,750)	329,523	(4,787,289)	(4,457,766)

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Invesco V.I. American Franchise Series II Shares	$83,045	$(1,200,494)	$(1,117,449)	$7,096	$(839,856)	$(832,760)
Janus Henderson - Enterprise Service Shares	470,269	(3,038,447)	(2,568,178)	399,049	(2,355,077)	(1,956,028)
Janus Henderson - Global Research Service Shares	401,892	(4,587,391)	(4,185,499)	395,979	(3,176,754)	(2,780,775)
Janus Henderson - Mid Cap Value Service Shares	101,993	(298,028)	(196,035)	28,135	(121,194)	(93,059)
MFS® New Discovery Service Class	703,286	(7,376,837)	(6,673,551)	566,384	(6,318,752)	(5,752,368)
MFS® Total Return Service Class	603,679	(7,420,702)	(6,817,023)	633,672	(6,993,897)	(6,360,225)
NVIT Emerging Markets Class D Shares	—	(285)	(285)	—	(3,907)	(3,907)
Rational Insider Buying VA	7,491	(443,470)	(435,979)	39,156	(493,595)	(454,439)
Rational Trend Aggregation VA	14,688	(319,699)	(305,011)	35,232	(417,976)	(382,744)
State Street Total Return V.I.S. Class 3 Shares	6,909,713	(11,280,379)	(4,370,666)	6,373,341	(9,954,379)	(3,581,038)
TA 60/40 Allocation Service Class	8,347,672	(389,845)	7,957,827	—	—	—
TA Aegon High Yield Bond Initial Class	6,089,778	(18,777,424)	(12,687,646)	7,047,192	(14,350,822)	(7,303,630)
TA Aegon High Yield Bond Service Class	24,778,333	(38,894,075)	(14,115,742)	37,108,537	(43,972,915)	(6,864,378)
TA Aegon U.S. Government Securities Initial Class	11,437,735	(13,448,799)	(2,011,064)	6,427,099	(15,766,879)	(9,339,780)
TA Aegon U.S. Government Securities Service Class	195,994,882	(74,926,949)	121,067,933	34,744,817	(223,807,342)	(189,062,525)
TA American Funds Managed Risk - Balanced Service Class	193,622,020	(67,582,412)	126,039,608	264,552,695	(39,587,880)	224,964,815
TA Barrow Hanley Dividend Focused Initial Class	16,572,835	(72,943,748)	(56,370,913)	30,713,134	(47,562,316)	(16,849,182)
TA Barrow Hanley Dividend Focused Service Class	16,309,883	(39,989,356)	(23,679,473)	23,085,838	(30,724,360)	(7,638,522)
TA BlackRock Equity Smart Beta 100 Service Class	10,126,502	(12,663,492)	(2,536,990)	18,678,537	(8,249,446)	10,429,091
TA BlackRock Global Allocation Service Class	37,386,024	(196,057,239)	(158,671,215)	111,171,075	(158,091,888)	(46,920,813)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class	61,084,279	(21,894,213)	39,190,066	43,460,307	(26,088,373)	17,371,934
TA BlackRock Global Allocation Managed Risk - Growth Service Class	23,620,686	(29,040,063)	(5,419,377)	40,236,176	(27,084,612)	13,151,564
TA BlackRock Global Real Estate Securities Initial Class	4,119,396	(8,999,496)	(4,880,100)	2,814,031	(6,104,679)	(3,290,648)
TA BlackRock Global Real Estate Securities Service Class	5,223,424	(15,184,072)	(9,960,648)	8,422,212	(12,784,407)	(4,362,195)
TA BlackRock Government Money Market Initial Class	49,426,332	(46,071,504)	3,354,828	27,799,259	(46,505,927)	(18,706,668)
TA BlackRock Government Money Market Service Class	327,154,039	(282,214,765)	44,939,274	233,034,366	(315,929,717)	(82,895,351)

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA BlackRock Smart Beta 40 Initial Class	$1,685,158	$(3,712,139)	$(2,026,981)	$1,227,951	$(4,426,851)	$(3,198,900)
TA BlackRock Smart Beta 40 Service Class	14,726,471	(44,158,426)	(29,431,955)	12,991,231	(54,073,338)	(41,082,107)
TA BlackRock Smart Beta 50 Service Class	90,642,563	(12,372,331)	78,270,232	25,711,029	(10,375,378)	15,335,651
TA BlackRock Smart Beta 75 Service Class	44,905,465	(7,268,671)	37,636,794	14,070,643	(2,377,395)	11,693,248
TA BlackRock Tactical Allocation Service Class	30,957,682	(204,954,032)	(173,996,350)	67,522,081	(170,506,565)	(102,984,484)
TA Greystone International Growth Initial Class	14,150,131	(13,418,140)	731,991	12,936,663	(8,609,149)	4,327,514
TA Greystone International Growth Service Class	13,200,659	(24,001,176)	(10,800,517)	24,050,412	(14,414,119)	9,636,293
TA International Equity Index Service Class	13,671,483	(1,554,176)	12,117,307	7,045,360	(377,497)	6,667,863
TA Janus Balanced Service Class	113,404,035	(95,755,729)	17,648,306	113,039,966	(72,529,042)	40,510,924
TA Janus Mid-Cap Growth Initial Class	10,494,234	(14,740,760)	(4,246,526)	6,083,253	(8,625,417)	(2,542,164)
TA Janus Mid-Cap Growth Service Class	22,352,176	(16,278,807)	6,073,369	15,119,944	(12,156,471)	2,963,473
TA Jennison Growth Initial Class	28,703,231	(39,975,364)	(11,272,133)	11,322,873	(24,311,762)	(12,988,889)
TA Jennison Growth Service Class	29,937,993	(30,766,030)	(828,037)	27,573,871	(19,892,737)	7,681,134
TA JPMorgan Asset Allocation - Conservative Initial Class	22,711,065	(38,777,003)	(16,065,938)	14,952,498	(38,827,778)	(23,875,280)
TA JPMorgan Asset Allocation - Conservative Service Class	57,882,553	(152,148,577)	(94,266,024)	78,654,792	(148,937,976)	(70,283,184)
TA JPMorgan Asset Allocation - Growth Initial Class	24,276,165	(51,383,378)	(27,107,213)	16,702,310	(29,325,831)	(12,623,521)
TA JPMorgan Asset Allocation - Growth Service Class	18,893,652	(36,235,267)	(17,341,615)	26,218,855	(30,977,004)	(4,758,149)
TA JPMorgan Asset Allocation - Moderate Initial Class	28,966,094	(59,959,335)	(30,993,241)	13,889,951	(56,690,232)	(42,800,281)
TA JPMorgan Asset Allocation - Moderate Service Class	538,331,283	(524,114,027)	14,217,256	149,989,022	(473,626,350)	(323,637,328)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	29,168,116	(62,370,283)	(33,202,167)	22,140,136	(57,569,635)	(35,429,499)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	140,818,240	(447,821,577)	(307,003,337)	267,089,876	(368,816,873)	(101,726,997)
TA JPMorgan Core Bond Service Class	33,770,866	(33,195,288)	575,578	47,288,258	(42,323,120)	4,965,138
TA JPMorgan Enhanced Index Initial Class	17,725,180	(24,949,090)	(7,223,910)	15,951,256	(16,225,199)	(273,943)
TA JPMorgan Enhanced Index Service Class	11,923,720	(17,471,118)	(5,547,398)	16,184,281	(11,193,191)	4,991,090
TA JPMorgan International Moderate Growth Initial Class	1,522	(762)	760	—	(1,810)	(1,810)
TA JPMorgan International Moderate Growth Service Class	44,322,654	(82,866,782)	(38,544,128)	75,090,666	(72,728,305)	2,362,361

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Mid Cap Value Service Class	$24,992,139	$(43,258,742)	$(18,266,603)	$47,665,154	$(36,147,377)	$11,517,777
TA JPMorgan Tactical Allocation Service Class	50,537,559	(135,165,480)	(84,627,921)	81,888,531	(133,371,686)	(51,483,155)
TA Legg Mason Dynamic Allocation - Balanced Service Class	25,932,187	(124,411,453)	(98,479,266)	33,719,878	(172,843,958)	(139,124,080)
TA Legg Mason Dynamic Allocation - Growth Service Class	20,075,603	(64,699,858)	(44,624,255)	27,840,465	(94,840,658)	(67,000,193)
TA Levin Large Cap Value Service Class	2,642,746	(333,324)	2,309,422	—	—	—
TA Madison Balanced Allocation Service Class	2,220,273	(10,746,045)	(8,525,772)	4,337,828	(7,924,260)	(3,586,432)
TA Madison Conservative Allocation Service Class	1,489,446	(7,239,504)	(5,750,058)	948,076	(7,725,392)	(6,777,316)
TA Madison Diversified Income Service Class	24,927,200	(16,831,628)	8,095,572	14,669,824	(9,663,653)	5,006,171
TA Managed Risk - Balanced ETF Service Class	130,035,759	(553,917,033)	(423,881,274)	193,272,570	(483,948,610)	(290,676,040)
TA Managed Risk - Conservative ETF Service Class	50,778,006	(115,843,179)	(65,065,173)	52,916,417	(129,109,283)	(76,192,866)
TA Managed Risk - Growth ETF Service Class	63,826,107	(400,522,021)	(336,695,914)	131,935,300	(329,438,698)	(197,503,398)
TA Market Participation Strategy Service Class	21,622,306	(58,154,726)	(36,532,420)	11,148,212	(68,631,385)	(57,483,173)
TA Morgan Stanley Capital Growth Initial Class	24,106,297	(22,175,752)	1,930,545	8,813,659	(13,297,975)	(4,484,316)
TA Morgan Stanley Capital Growth Service Class	45,375,591	(31,286,067)	14,089,524	28,566,746	(13,941,609)	14,625,137
TA Multi-Managed Balanced Initial Class	10,398,376	(13,506,918)	(3,108,542)	12,579,290	(10,071,517)	2,507,773
TA Multi-Managed Balanced Service Class	54,954,937	(164,631,639)	(109,676,702)	353,009,221	(107,823,068)	245,186,153
TA Multi-Manager Alternative Strategies Service Class	1,966,039	(679,114)	1,286,925	360,190	(326,459)	33,731
TA PIMCO Tactical - Balanced Service Class	11,922,315	(79,247,563)	(67,325,248)	31,996,612	(75,773,942)	(43,777,330)
TA PIMCO Tactical - Conservative Service Class	17,788,673	(46,044,021)	(28,255,348)	31,844,067	(46,603,531)	(14,759,464)
TA PIMCO Tactical - Growth Service Class	12,814,094	(44,103,541)	(31,289,447)	39,745,565	(44,515,938)	(4,770,373)
TA PIMCO Total Return Initial Class	19,791,265	(32,821,077)	(13,029,812)	15,529,007	(28,109,662)	(12,580,655)
TA PIMCO Total Return Service Class	53,033,488	(119,716,327)	(66,682,839)	61,499,147	(110,825,949)	(49,326,802)
TA PineBridge Inflation Opportunities Service Class	14,831,713	(29,362,101)	(14,530,388)	35,811,788	(40,408,076)	(4,596,288)
TA ProFunds UltraBear Service Class (OAM)	26,986,533	(6,539,644)	20,446,889	1,073,871	(13,042,584)	(11,968,713)
TA QS Investors Active Asset Allocation - Conservative Service Class	12,448,724	(61,843,804)	(49,395,080)	23,599,475	(76,064,060)	(52,464,585)
TA QS Investors Active Asset Allocation - Moderate Service Class	67,067,063	(171,513,291)	(104,446,228)	63,344,006	(188,194,231)	(124,850,225)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2018			Year Ended December 31, 2017
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	$25,265,880	$(91,862,638)	$(66,596,758)	$37,240,892	$(83,504,076)	$(46,263,184)
TA Small/Mid Cap Value Initial Class	5,918,923	(20,739,224)	(14,820,301)	2,560,954	(14,266,631)	(11,705,677)
TA Small/Mid Cap Value Service Class	15,694,097	(24,035,571)	(8,341,474)	27,862,945	(25,561,911)	2,301,034
TA T. Rowe Price Small Cap Initial Class	17,150,745	(22,325,438)	(5,174,693)	12,147,642	(17,518,952)	(5,371,310)
TA T. Rowe Price Small Cap Service Class	33,503,886	(44,505,901)	(11,002,015)	40,718,092	(30,320,210)	10,397,882
TA Torray Concentrated Growth Initial Class	13,110,334	(32,806,866)	(19,696,532)	2,973,031	(18,346,971)	(15,373,940)
TA Torray Concentrated Growth Service Class	2,122,478	(9,286,374)	(7,163,896)	8,428,310	(7,625,933)	802,377
TA TS&W International Equity Initial Class	16,098,869	(13,028,471)	3,070,398	8,269,943	(9,620,886)	(1,350,943)
TA TS&W International Equity Service Class	6,837,113	(7,039,421)	(202,308)	7,812,313	(5,572,935)	2,239,378
TA U.S. Equity Index Service Class	37,075,308	(4,824,519)	32,250,789	19,103,992	(1,514,661)	17,589,331
TA WMC US Growth Initial Class	33,935,385	(59,913,199)	(25,977,814)	11,233,951	(33,586,035)	(22,352,084)
TA WMC US Growth Service Class	16,520,794	(25,847,178)	(9,326,384)	14,393,677	(15,539,183)	(1,145,506)
Vanguard® Equity Index	1,048,327	(507,557)	540,770	1,733,871	(455,382)	1,278,489
Vanguard® International	521,283	(717,139)	(195,856)	891,820	(392,442)	499,378
Vanguard® Mid-Cap Index	387,983	(276,491)	111,492	494,137	(138,626)	355,511
Vanguard® Real Estate Index	63,092	(40,179)	22,913	148,737	(64,309)	84,428
Vanguard® Short-Term Investment Grade	310,589	(253,550)	57,039	965,099	(766,464)	198,635
Vanguard® Total Bond Market Index	318,064	(202,789)	115,275	821,823	(252,515)	569,308
Voya Global Perspectives Class S Shares	1,375	(8)	1,367	1,375	(37)	1,338
Voya Large Cap Value Class S Shares	25	(11)	14	—	(27)	(27)
Voya Strategic Allocation Conservative Class S Shares	—	—	—	—	—	—
Voya Strategic Allocation Moderate Class S Shares	—	—	—	—	—	—
Wanger International	20,357	(64,464)	(44,107)	26,400	(52,211)	(25,811)
Wanger USA	—	—	—	14	(189,850)	(189,836)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Wealth Strategy Class B Shares
12/31/2018	33,611,226	$12.90	to	$10.21	$85,205,038	1.69%	0.40%	to	2.85%	(6.79	) %	to	(9.02	) %
12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88		to	12.43
12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77		to	1.75
12/31/2015	47,328,479	11.58	to	1.60	95,500,596	2.02	0.65	to	2.65	0.64		to	(1.32)
12/31/2014	47,372,152	11.51	to	1.62	91,875,603	2.43	0.65	to	2.65	6.42		to	4.34
AB Growth and Income Class B Shares
12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)		to	(8.42)
12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24		to	15.38
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74		to	8.58
12/31/2015	86,893,047	1.82	to	1.26	194,307,335	1.19	0.30	to	2.30	1.12		to	(0.85)
12/31/2014	94,663,141	1.80	to	1.27	190,026,748	1.14	0.30	to	2.30	8.96		to	6.83
AB Large Cap Growth Class B Shares
12/31/2018	13,361,563	2.84	to	12.55	27,738,213	—	0.30	to	2.80	2.02		to	(0.48)
12/31/2017	15,509,056	2.79	to	12.61	32,262,769	—	0.30	to	2.80	31.28		to	28.10
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	—	0.30	to	2.30	2.05		to	0.06
12/31/2015	19,226,523	2.08	to	1.57	30,693,993	—	0.30	to	2.30	10.52		to	8.36
12/31/2014	24,431,104	1.88	to	1.45	35,592,264	—	0.30	to	2.30	13.50		to	11.28
American Funds - Asset Allocation Class 2 Shares
12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)		to	(7.35)
12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37		to	12.91
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60		to	6.49
12/31/2015	229,793,901	11.86	to	1.50	511,723,809	1.70	0.75	to	2.75	0.64		to	(1.31)
12/31/2014	238,074,048	11.78	to	1.52	468,882,755	1.58	0.75	to	2.75	4.61		to	2.57
American Funds - Bond Class 2 Shares
12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)		to	(3.57)
12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89		to	0.70
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18		to	0.20
12/31/2015	83,923,617	10.03	to	1.04	168,449,072	1.79	0.75	to	2.75	(0.47)		to	(2.41)
12/31/2014	83,916,301	10.07	to	1.06	142,447,050	2.18	0.75	to	2.75	4.50		to	2.46
American Funds - Growth Class 2 Shares
12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)		to	(3.12)
12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34		to	24.63
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67		to	6.72
12/31/2015	69,343,957	13.59	to	1.74	241,712,021	0.67	0.75	to	2.60	6.06		to	4.15
12/31/2014	65,675,816	12.81	to	1.67	174,197,876	0.95	0.75	to	2.60	7.70		to	5.76
American Funds - Growth-Income Class 2 Shares
12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)		to	(4.62)
12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47		to	18.89
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69		to	8.70
12/31/2015	56,995,196	13.27	to	1.66	236,097,115	1.44	0.75	to	2.60	0.70		to	(1.12)
12/31/2014	55,861,390	13.18	to	1.68	180,173,950	1.59	0.75	to	2.60	9.81		to	7.83
American Funds - International Class 2 Shares
12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)		to	(15.64)
12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16		to	28.37
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76		to	0.92
12/31/2015	54,330,699	10.37	to	1.03	114,935,590	1.62	0.75	to	2.60	(5.24)		to	(6.95)
12/31/2014	52,391,548	10.94	to	1.11	94,057,736	1.62	0.75	to	2.60	(3.38)		to	(5.12)

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
BlackRock Basic Value V.I. Class I Shares
12/31/2018	6,813,623	$2.15	to	$9.31	$17,849,636	1.79%	1.25%	to	2.65%	(8.99)%	to	(10.24)%
12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45
12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54
12/31/2015	8,817,241	1.89	to	2.07	20,857,527	1.42	1.25	to	2.30	(7.11)	to	(8.07)
12/31/2014	11,168,612	2.04	to	2.26	28,532,280	1.38	1.25	to	2.30	8.57	to	7.46
BlackRock Global Allocation V.I. Class I Shares
12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)
12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78
12/31/2015	7,842,563	2.58	to	2.57	14,520,562	1.04	1.25	to	2.30	(1.94)	to	(2.94)
12/31/2014	10,125,330	2.63	to	2.64	19,447,094	2.05	1.25	to	2.30	0.85	to	(0.19)
BlackRock High Yield V.I. Class I Shares
12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)
12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38
12/31/2015	2,441,830	2.19	to	1.80	5,188,905	5.10	1.25	to	2.30	(4.77)	to	(5.74)
12/31/2014	3,187,284	2.30	to	1.91	7,122,273	5.37	1.25	to	2.30	1.62	to	0.58
Fidelity® VIP Balanced Service Class 2
12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)
12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43
12/31/2015	159,318,959	1.56	to	1.32	299,484,731	1.43	0.30	to	2.45	0.06	to	(2.04)
12/31/2014	146,071,274	1.56	to	1.35	250,216,054	1.51	0.30	to	2.45	9.69	to	7.39
Fidelity® VIP Contrafund® Initial Class
12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)
12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93
12/31/2015	201,666	1.67	to	1.47	716,924	1.05	0.30	to	1.00	0.37	to	(0.33)
12/31/2014	215,716	1.67	to	1.47	798,211	0.87	0.30	to	1.00	11.61	to	10.83
Fidelity® VIP Contrafund® Service Class 2
12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)
12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31
12/31/2015	172,144,924	2.01	to	1.34	449,859,068	0.80	0.30	to	2.30	0.11	to	(1.84)
12/31/2014	198,325,170	2.01	to	1.36	465,848,417	0.81	0.30	to	2.30	11.32	to	9.14
Fidelity® VIP Equity-Income Initial Class
12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)
12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85
12/31/2015	52,261	1.27	to	1.38	70,747	3.01	0.30	to	1.00	(4.25)	to	(4.92)
12/31/2014	63,434	1.33	to	1.45	89,679	2.89	0.30	to	1.00	8.39	to	7.64
Fidelity® VIP Equity-Income Service Class 2
12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)
12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59
12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07
12/31/2015	30,565,159	1.62	to	1.09	47,923,174	2.74	0.30	to	2.30	(4.52)	to	(6.39)
12/31/2014	38,349,894	1.70	to	1.16	63,824,949	2.52	0.30	to	2.30	8.16	to	6.04
Fidelity® VIP Growth Initial Class
12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)
12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)
12/31/2015	25,199	1.84	to	1.61	40,557	0.26	0.30	to	1.00	6.85	to	6.11
12/31/2014	25,431	1.72	to	1.52	38,477	0.19	0.30	to	1.00	10.96	to	10.20

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Fidelity® VIP Growth Service Class 2
12/31/2018	16,810,542	$2.77	to	$12.53	$33,696,406	0.04%	0.30%	to	2.80%	(0.73)%	to	(3.16)%
12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	—	0.30	to	2.30	0.25	to	(1.71)
12/31/2015	25,975,749	2.07	to	1.40	40,617,613	0.03	0.30	to	2.30	6.58	to	4.50
12/31/2014	32,507,157	1.94	to	1.34	48,200,149	—	0.30	to	2.30	10.68	to	8.52
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14
12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)
12/31/2015	1,281,973	1.85	to	1.34	2,179,017	0.00	1.25	to	1.75	4.04	to	3.53
12/31/2014	1,532,255	1.78	to	1.30	2,517,712	0.01	1.25	to	1.75	10.57	to	10.02
Fidelity® VIP Mid Cap Initial Class
12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)
12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12
12/31/2015	24,745	1.68	to	1.31	51,157	0.42	0.30	to	1.00	(1.68)	to	(2.37)
12/31/2014	31,431	1.71	to	1.34	59,307	0.26	0.30	to	1.00	5.97	to	5.23
Fidelity® VIP Mid Cap Service Class 2
12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)
12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41
12/31/2015	98,025,909	2.08	to	1.35	298,255,903	0.24	0.30	to	2.30	(1.92)	to	(3.84)
12/31/2014	114,999,325	2.12	to	1.41	345,744,918	0.02	0.30	to	2.30	5.71	to	3.65
Fidelity® VIP Value Strategies Initial Class
12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)
12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54
12/31/2015	47,767	1.40	to	1.37	89,494	1.13	0.30	to	1.00	(3.28)	to	(3.95)
12/31/2014	46,549	1.45	to	1.42	104,026	1.15	0.30	to	1.00	6.48	to	5.73
Fidelity® VIP Value Strategies Service Class 2
12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)
12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82
12/31/2015	53,699,682	1.85	to	1.23	124,591,778	0.85	0.30	to	2.30	(3.48)	to	(5.37)
12/31/2014	63,993,977	1.92	to	1.30	144,232,335	0.84	0.30	to	2.30	6.19	to	4.12
Franklin Founding Funds Allocation Class 4 Shares
12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)
12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07
12/31/2015	67,682,365	1.20	to	1.60	115,509,798	2.72	0.60	to	2.60	(6.80)	to	(8.62)
12/31/2014	80,598,108	1.29	to	1.75	149,122,631	2.72	0.60	to	2.60	2.14	to	0.15
Franklin Income Class 2 Shares
12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)
12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69
12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47
12/31/2015	74,138,690	1.23	to	1.10	89,472,772	4.62	1.00	to	2.30	(7.97)	to	(9.14)
12/31/2014	95,658,242	1.34	to	1.22	125,848,593	4.99	1.00	to	2.30	3.58	to	2.26
Franklin Mutual Shares Class 2 Shares
12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)
12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46
12/31/2015	15,954,729	1.16	to	1.04	18,306,795	2.83	1.00	to	2.30	(5.88)	to	(7.07)
12/31/2014	21,834,462	1.23	to	1.12	26,638,380	2.00	1.00	to	2.30	6.06	to	4.71

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Franklin Templeton Foreign Class 2 Shares
12/31/2018	25,135,514	$0.97	to	$9.33	$23,322,722	2.68%	1.00%	to	2.80%	(16.28)%	to	(17.76)%
12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77
12/31/2015	38,972,850	0.95	to	0.85	35,741,459	3.22	1.00	to	2.30	(7.42)	to	(8.60)
12/31/2014	49,701,555	1.02	to	0.93	49,421,163	1.89	1.00	to	2.30	(12.01)	to	(13.13)
Invesco V.I. American Franchise Series II Shares
12/31/2018	3,405,149	1.88	to	11.38	5,914,066	—	0.30	to	2.80	(4.18)	to	(6.52)
12/31/2017	3,978,534	1.96	to	12.17	7,305,661	—	0.30	to	2.80	26.65	to	23.58
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	—	0.30	to	2.30	1.71	to	(0.27)
12/31/2015	5,078,250	1.52	to	1.42	7,414,245	—	0.30	to	2.30	4.44	to	2.39
12/31/2014	6,712,184	1.46	to	1.38	9,493,323	—	0.30	to	2.30	7.85	to	5.74
Janus Henderson - Enterprise Service Shares
12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)
12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59
12/31/2015	11,696,584	2.52	to	1.62	19,764,226	0.74	0.30	to	2.30	3.46	to	1.43
12/31/2014	14,698,057	2.43	to	1.60	24,097,729	0.03	0.30	to	2.30	11.91	to	9.72
Janus Henderson - Global Research Service Shares
12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)
12/31/2015	27,624,966	1.56	to	1.01	29,897,411	0.50	0.30	to	2.30	(2.82)	to	(4.72)
12/31/2014	37,018,168	1.61	to	1.06	41,374,871	0.96	0.30	to	2.30	6.86	to	4.77
Janus Henderson - Mid Cap Value Service Shares
12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)
12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73
12/31/2015	1,382,062	2.06	to	1.90	2,735,038	1.00	1.25	to	1.75	(4.88)	to	(5.35)
12/31/2014	1,766,515	2.16	to	2.01	3,689,741	3.33	1.25	to	1.75	7.10	to	6.57
MFS® New Discovery Service Class
12/31/2018	15,150,161	2.81	to	11.60	37,622,941	—	0.30	to	2.80	(2.01)	to	(4.41)
12/31/2017	17,571,221	2.87	to	12.14	44,936,194	—	0.30	to	2.80	25.95	to	22.90
12/31/2016	20,116,052	2.28	to	1.60	41,335,561	—	0.30	to	2.30	8.47	to	6.36
12/31/2015	23,490,980	2.10	to	1.50	45,033,655	—	0.30	to	2.30	(2.44)	to	(4.35)
12/31/2014	30,112,422	2.15	to	1.57	59,862,477	—	0.30	to	2.30	(7.77)	to	(9.58)
MFS® Total Return Service Class
12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)
12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38
12/31/2015	34,352,892	1.62	to	1.21	55,241,989	2.24	0.30	to	2.30	(0.88)	to	(2.82)
12/31/2014	44,471,420	1.64	to	1.25	73,196,447	1.69	0.30	to	2.30	7.91	to	5.80
NVIT Emerging Markets Class D Shares
12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)
12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	—	to	—
Rational Trend Aggregation VA
12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)
12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57
12/31/2015	1,735,947	1.35	to	1.25	2,340,269	4.11	1.30	to	2.30	(4.30)	to	(5.24)
12/31/2014	2,178,735	1.41	to	1.32	3,069,679	4.32	1.30	to	2.30	8.75	to	7.68

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Rational Insider Buying VA
12/31/2018	1,218,337	$10.49	to	$10.24	$1,888,401	0.64%	1.25%	to	2.50%	(8.33)%	to	(9.46)%
12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52
12/31/2015	1,940,602	1.34	to	1.24	2,588,982	0.51	1.30	to	2.30	(8.36)	to	(9.25)
12/31/2014	2,714,936	1.46	to	1.36	3,951,760	0.42	1.30	to	2.30	(3.32)	to	(4.27)
State Street Total Return V.I.S. Class 3 Shares
12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)
12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35
12/31/2015	37,260,511	11.00	to	1.21	55,077,363	1.49	0.65	to	2.65	(1.98)	to	(3.89)
12/31/2014	41,034,372	11.22	to	1.26	59,012,874	1.54	0.65	to	2.65	4.40	to	2.36
TA 60/40 Allocation Service Class
12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	—	0.20	to	2.50	—	to	—
TA Aegon High Yield Bond Initial Class
12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)
12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03
12/31/2015	42,484,816	1.77	to	1.82	79,539,458	5.83	0.30	to	2.05	(4.51)	to	(6.15)
12/31/2014	51,869,537	1.85	to	1.94	102,904,592	5.51	0.30	to	2.05	3.67	to	1.89
TA Aegon High Yield Bond Service Class
12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)
12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45
12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42
12/31/2015	46,396,791	9.78	to	1.33	137,023,573	5.96	0.90	to	2.30	(5.16)	to	(6.45)
12/31/2014	51,566,530	10.31	to	1.42	132,109,914	5.60	0.90	to	2.30	2.68	to	1.28
TA Aegon U.S. Government Securities Initial Class
12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)
12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)
12/31/2015	44,340,913	1.44	to	1.29	71,113,835	2.10	0.30	to	2.05	(0.20)	to	(1.91)
12/31/2014	53,809,524	1.45	to	1.32	87,871,181	3.98	0.30	to	2.05	4.34	to	2.55
TA Aegon U.S. Government Securities Service Class
12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)
12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)
12/31/2015	139,372,246	1.27	to	1.08	349,864,588	1.40	0.30	to	2.45	(0.47)	to	(2.56)
12/31/2014	117,104,047	1.28	to	1.10	211,171,453	3.42	0.30	to	2.45	4.11	to	1.92
TA American Funds Managed Risk - Balanced Service Class
12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)
12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84
12/31/2016	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87
12/31/2015(1)	12,571,779	9.59	to	9.46	119,855,246	—	0.45	to	2.45	—	to	—
TA Barrow Hanley Dividend Focused Initial Class
12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)
12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61
12/31/2015	174,466,564	1.63	to	1.81	349,809,796	1.81	0.30	to	2.05	(3.88)	to	(5.53)
12/31/2014	218,849,432	1.69	to	1.92	461,315,863	1.33	0.30	to	2.05	11.83	to	9.92

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Barrow Hanley Dividend Focused Service Class
12/31/2018	44,974,511	$14.28	to	$9.63	$139,189,014	1.89%	0.20%	to	2.65%	(11.86)%	to	(13.98)%
12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02
12/31/2015	63,543,533	12.31	to	1.12	145,023,856	1.69	0.90	to	2.30	(4.69)	to	(5.99)
12/31/2014	71,214,054	12.92	to	1.19	153,661,743	1.21	0.90	to	2.30	10.93	to	9.42
TA BlackRock Equity Smart Beta 100 Service Class
12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)	to	(7.65)
12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68	to	20.23
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Service Class
12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)
12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22
12/31/2015	685,402,691	10.73	to	1.39	1,178,176,425	1.68	0.45	to	2.30	(1.67)	to	(3.45)
12/31/2014	759,341,068	10.91	to	1.44	1,227,043,635	1.75	0.45	to	2.30	1.29	to	(0.63)
TA BlackRock Global Allocation Managed Risk - Balanced Service Class
12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)
12/31/2015	13,579,678	9.54	to	9.33	128,198,295	—	0.45	to	2.45	(3.86)	to	(5.73)
12/31/2014(1)	964,927	9.92	to	9.89	9,560,920	—	0.45	to	2.45	—	to	—
TA BlackRock Global Allocation Managed Risk - Growth Service Class
12/31/2018	19,120,004	9.79	to	9.68	179,399,574	1.26	0.20	to	2.50	(10.34)	to	(12.37)
12/31/2017	19,697,962	10.92	to	11.04	208,532,393	0.65	0.20	to	2.50	17.34	to	15.00
12/31/2016	18,505,605	9.28	to	8.90	168,412,121	2.10	0.45	to	2.45	(0.63)	to	(2.57)
12/31/2015	16,301,610	9.34	to	9.13	150,650,346	—	0.45	to	2.45	(5.48)	to	(7.33)
12/31/2014(1)	1,085,461	9.88	to	9.85	10,712,850	—	0.45	to	2.45	—	to	—
TA BlackRock Global Real Estate Securities Initial Class
12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)	to	(12.55)
12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99	to	8.30
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32	to	(1.39)
12/31/2015	20,659,242	1.64	to	2.38	50,028,208	4.17	0.30	to	2.05	(0.90)	to	(2.60)
12/31/2014	24,884,480	1.65	to	2.44	61,698,855	1.53	0.30	to	2.05	13.22	to	11.28
TA BlackRock Global Real Estate Securities Service Class
12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)	to	(12.65)
12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02	to	8.16
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)	to	(1.83)
12/31/2015	42,323,555	10.16	to	1.00	89,462,036	4.08	0.90	to	2.30	(1.76)	to	(3.10)
12/31/2014	49,196,924	10.34	to	1.03	92,625,420	1.31	0.90	to	2.30	12.28	to	10.75
TA BlackRock Government Money Market Initial Class
12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50	to	(0.98)
12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)	to	(2.71)
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2015	104,356,069	1.11	to	0.90	118,060,897	0.01	0.30	to	2.05	(0.30)	to	(2.00)
12/31/2014	100,630,309	1.11	to	0.92	115,039,216	0.01	0.30	to	2.05	(0.30)	to	(2.00)
TA BlackRock Government Money Market Service Class
12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64	to	(1.78)
12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)	to	(2.57)
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)	to	(2.38)
12/31/2015	239,832,076	9.88	to	0.84	383,764,535	0.01	0.45	to	2.45	(0.44)	to	(2.39)
12/31/2014	234,252,333	9.93	to	0.86	345,246,865	0.01	0.45	to	2.45	(0.44)	to	(2.39)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA BlackRock Smart Beta 40 Initial Class
12/31/2018	10,486,812	$1.54	to	$9.97	$16,837,445	1.90%	0.30%	to	2.80%	(4.43)%	to	(6.76)%
12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42	to	6.76
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92	to	0.18
12/31/2015	14,928,873	1.45	to	1.49	23,447,568	1.24	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	18,258,426	1.45	to	1.53	29,143,207	1.00	0.30	to	2.05	5.24	to	3.44
TA BlackRock Smart Beta 40 Service Class
12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)	to	(6.91)
12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19	to	6.70
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69	to	(0.44)
12/31/2015	200,324,935	1.25	to	1.12	346,241,255	1.06	0.30	to	2.45	(0.72)	to	(2.80)
12/31/2014	214,985,976	1.26	to	1.15	339,267,725	0.80	0.30	to	2.45	5.04	to	2.84
TA BlackRock Smart Beta 50 Service Class
12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)	to	(5.01)
12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34	to	10.10
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	—	0.45	to	2.45	—	to	—
TA BlackRock Smart Beta 75 Service Class
12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)	to	(6.27)
12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44	to	15.10
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	—	0.45	to	2.45	—	to	—
TA BlackRock Tactical Allocation Service Class
12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)
12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65
12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56
12/31/2015	592,846,759	11.06	to	1.31	1,402,475,363	1.75	0.45	to	2.30	(0.57)	to	(2.37)
12/31/2014	644,924,677	11.13	to	1.34	1,394,587,714	1.32	0.45	to	2.30	4.60	to	2.71
TA Greystone International Growth Initial Class
12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)
12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2015	51,016,252	1.61	to	1.54	71,124,446	1.55	0.30	to	2.05	(0.22)	to	(1.93)
12/31/2014	56,412,797	1.61	to	1.57	79,559,722	0.95	0.30	to	2.05	(5.46)	to	(7.08)
TA Greystone International Growth Service Class
12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)
12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)
12/31/2015	32,894,815	10.33	to	0.99	82,697,711	1.54	0.90	to	2.30	(1.14)	to	(2.49)
12/31/2014	29,976,630	10.44	to	1.01	62,827,783	0.83	0.90	to	2.30	(6.26)	to	(7.54)
TA International Equity Index Service Class
12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	—	0.35	to	2.65	—	to	—
TA Janus Balanced Service Class
12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)
12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78
12/31/2015	192,034,411	11.82	to	1.14	562,408,813	0.84	0.45	to	2.30	(0.33)	to	(2.13)
12/31/2014	155,749,876	11.86	to	1.17	351,230,964	0.65	0.45	to	2.30	7.35	to	5.41
TA Janus Mid-Cap Growth Initial Class
12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)
12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	—	0.30	to	2.05	(2.34)	to	(4.01)
12/31/2015	49,518,695	2.09	to	1.71	69,124,473	—	0.30	to	2.05	(5.32)	to	(6.94)
12/31/2014	66,529,721	2.20	to	1.84	99,193,842	—	0.30	to	2.05	(0.28)	to	(1.99)

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Janus Mid-Cap Growth Service Class
12/31/2018	20,363,814	$14.02	to	$11.85	$86,366,801	—%	0.20%	to	2.65%	(1.65)%	to	(4.02)%
12/31/2017	21,217,980	14.26	to	12.35	83,552,225	—	0.20	to	2.65	27.59	to	25.42
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	—	0.90	to	2.30	(3.18)	to	(4.49)
12/31/2015	27,213,018	11.47	to	1.38	68,159,564	—	0.90	to	2.30	(6.11)	to	(7.39)
12/31/2014	28,962,016	12.21	to	1.49	69,299,132	—	0.90	to	2.30	(1.15)	to	(2.50)
TA Jennison Growth Initial Class
12/31/2018	83,798,752	3.00	to	12.62	192,694,337	0.02	0.30	to	2.80	(1.16)	to	(3.58)
12/31/2017	89,101,540	3.03	to	13.09	207,711,065	0.01	0.30	to	2.80	36.03	to	32.74
12/31/2016	95,799,898	2.23	to	1.95	165,555,512	—	0.30	to	2.05	(1.94)	to	(3.62)
12/31/2015	108,015,766	2.27	to	2.03	192,227,221	—	0.30	to	2.05	11.07	to	9.16
12/31/2014	135,122,880	2.05	to	1.86	218,374,436	—	0.30	to	2.05	9.63	to	7.75
TA Jennison Growth Service Class
12/31/2018	20,725,118	19.66	to	12.59	122,264,752	—	0.20	to	2.65	(1.34)	to	(3.71)
12/31/2017	23,745,417	19.93	to	13.07	127,186,720	—	0.20	to	2.65	34.82	to	32.53
12/31/2016	23,846,550	14.68	to	1.60	88,426,137	—	0.90	to	2.30	(2.78)	to	(4.10)
12/31/2015	29,476,122	15.10	to	1.67	96,681,000	—	0.90	to	2.30	10.12	to	8.61
12/31/2014	26,708,592	13.72	to	1.54	67,454,449	—	0.90	to	2.30	8.81	to	7.32
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)
12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53
12/31/2015	121,976,152	1.49	to	1.47	189,750,194	2.14	0.30	to	2.05	(2.25)	to	(3.93)
12/31/2014	149,407,114	1.53	to	1.53	239,339,037	2.63	0.30	to	2.05	1.88	to	0.14
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)
12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82
12/31/2015	549,794,223	10.43	to	1.08	1,039,218,010	1.98	0.45	to	2.45	(2.58)	to	(4.49)
12/31/2014	626,987,083	10.70	to	1.13	1,091,927,020	2.46	0.45	to	2.45	1.49	to	(0.49)
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)
12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95
12/31/2015	163,079,906	1.55	to	1.58	273,043,029	1.55	0.30	to	2.05	(2.22)	to	(3.90)
12/31/2014	208,960,284	1.58	to	1.64	361,493,975	2.34	0.30	to	2.05	2.42	to	0.67
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)
12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45
12/31/2015	96,248,215	11.53	to	1.03	197,157,455	1.43	0.45	to	2.30	(2.55)	to	(4.32)
12/31/2014	104,915,264	11.83	to	1.07	203,683,787	2.23	0.45	to	2.30	1.98	to	0.13
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)
12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45
12/31/2015	257,314,477	1.56	to	1.55	418,714,217	1.92	0.30	to	2.05	(2.52)	to	(4.19)
12/31/2014	330,908,687	1.60	to	1.62	558,320,285	2.22	0.30	to	2.05	2.46	to	0.70
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)
12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13
12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74
12/31/2015	2,105,107,064	10.66	to	1.11	5,033,408,915	1.84	0.45	to	2.45	(2.91)	to	(4.81)
12/31/2014	2,294,467,597	10.98	to	1.16	5,316,426,982	2.16	0.45	to	2.45	2.15	to	0.16

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2018	237,682,384	$1.83	to	$10.49	$449,982,016	1.86%	0.30%	to	2.80%	(7.35)%	to	(9.62)%
12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41
12/31/2015	299,130,616	1.56	to	1.58	499,970,785	2.09	0.30	to	2.05	(2.53)	to	(4.20)
12/31/2014	379,652,087	1.60	to	1.65	658,335,948	2.68	0.30	to	2.05	2.27	to	0.51
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)
12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72
12/31/2015	1,697,285,643	11.02	to	1.11	3,272,645,909	1.98	0.45	to	2.45	(2.96)	to	(4.85)
12/31/2014	1,876,616,300	11.36	to	1.17	3,454,997,510	2.50	0.45	to	2.45	1.99	to	(0.00)
TA JPMorgan Core Bond Service Class
12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)
12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)
12/31/2015	80,427,225	10.10	to	1.03	173,901,984	1.82	0.45	to	2.30	(0.11)	to	(1.92)
12/31/2014	83,188,018	10.12	to	1.05	139,476,584	1.77	0.45	to	2.30	4.63	to	2.74
TA JPMorgan Enhanced Index Initial Class
12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)
12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12
12/31/2015	49,201,659	1.96	to	1.82	101,285,585	0.93	0.30	to	2.05	(0.37)	to	(2.08)
12/31/2014	56,840,615	1.97	to	1.85	117,249,774	0.81	0.30	to	2.05	13.84	to	11.89
TA JPMorgan Enhanced Index Service Class
12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)
12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63
12/31/2015	12,638,230	13.15	to	1.36	39,714,319	0.85	0.90	to	2.30	(1.25)	to	(2.60)
12/31/2014	13,180,874	13.32	to	1.39	36,235,761	0.66	0.90	to	2.30	12.95	to	11.41
TA JPMorgan International Moderate Growth Initial Class
12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)
12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77
12/31/2015	68,181	1.16	to	1.15	78,116	1.96	0.30	to	0.45	(1.93)	to	(2.08)
12/31/2014	68,194	1.19	to	1.17	79,791	2.28	0.30	to	0.45	(0.77)	to	(0.92)
TA JPMorgan International Moderate Growth Service Class
12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)
12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)
12/31/2015	406,136,679	10.26	to	0.93	595,453,089	1.79	0.45	to	2.45	(2.32)	to	(4.23)
12/31/2014	425,154,870	10.50	to	0.98	560,090,151	2.11	0.45	to	2.45	(1.23)	to	(3.16)
TA JPMorgan Mid Cap Value Service Class
12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)
12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71
12/31/2015	49,562,775	12.96	to	1.98	157,156,789	0.75	0.45	to	2.30	(3.37)	to	(5.12)
12/31/2014	51,842,761	13.41	to	2.09	151,741,957	0.60	0.45	to	2.30	14.47	to	12.40

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2018	290,764,551	$11.56	to	$9.97	$1,151,582,075	1.88%	0.20%	to	2.65%	(3.38)%	to	(5.70)%
12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86
12/31/2015	388,440,348	10.65	to	1.08	1,097,074,756	1.14	0.45	to	2.30	(0.85)	to	(2.64)
12/31/2014	374,130,018	10.74	to	1.11	825,197,475	0.95	0.45	to	2.30	5.81	to	3.89
TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)
12/31/2015	303,800,980	10.91	to	1.10	1,125,801,306	0.92	0.45	to	2.05	(2.51)	to	(4.04)
12/31/2014	249,433,962	11.19	to	1.15	738,870,798	0.66	0.45	to	2.05	8.00	to	6.30
TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)
12/31/2015	149,681,980	11.23	to	1.14	528,608,149	0.69	0.45	to	2.05	(3.38)	to	(4.90)
12/31/2014	99,859,668	11.62	to	1.20	297,102,967	0.57	0.45	to	2.05	7.69	to	6.00
TA Levin Large Cap Value Service Class
12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	—	to	—
TA Madison Balanced Allocation Service Class
12/31/2018	35,654,782	11.84	to	9.93	97,805,291	1.92	1.15	to	2.50	(4.98)	to	(6.23)
12/31/2017	39,781,670	12.46	to	10.59	111,712,711	1.77	1.15	to	2.50	10.14	to	8.70
12/31/2016	41,735,960	11.31	to	1.19	105,012,541	1.84	1.15	to	1.90	4.05	to	3.28
12/31/2015	43,365,220	10.87	to	1.15	98,601,791	1.83	1.15	to	1.90	(1.87)	to	(2.60)
12/31/2014	44,591,131	11.08	to	1.18	94,800,820	0.69	1.15	to	1.90	4.53	to	3.75
TA Madison Conservative Allocation Service Class
12/31/2018	28,250,139	11.02	to	9.93	62,990,806	2.04	1.15	to	2.50	(3.08)	to	(4.36)
12/31/2017	31,298,178	11.37	to	10.39	70,949,339	1.94	1.15	to	2.50	6.98	to	5.59
12/31/2016	34,682,524	10.62	to	1.10	73,017,096	2.05	1.15	to	1.90	2.90	to	2.14
12/31/2015	38,496,050	10.32	to	1.08	74,112,509	1.72	1.15	to	1.90	(1.88)	to	(2.61)
12/31/2014	41,143,456	10.52	to	1.11	74,746,336	1.32	1.15	to	1.90	3.56	to	2.78
TA Madison Diversified Income Service Class
12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)
12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83
12/31/2015	57,334,171	10.60	to	1.14	109,758,408	1.03	1.15	to	1.90	(1.00)	to	(1.74)
12/31/2014	59,704,752	10.71	to	1.16	105,588,057	0.70	1.15	to	1.90	4.60	to	3.82
TA Managed Risk - Balanced ETF Service Class
12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)
12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28
12/31/2015	1,749,801,079	1.31	to	1.11	5,493,942,298	1.28	0.30	to	2.45	(2.06)	to	(4.12)
12/31/2014	1,756,579,111	1.34	to	1.16	4,522,734,970	0.95	0.30	to	2.45	4.24	to	2.05
TA Managed Risk - Conservative ETF Service Class
12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)
12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59
12/31/2015	344,902,729	10.67	to	1.17	734,076,985	1.52	0.45	to	2.45	(1.13)	to	(3.06)
12/31/2014	363,756,951	10.79	to	1.20	674,485,127	1.28	0.45	to	2.45	4.77	to	2.73

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Managed Risk - Growth ETF Service Class
12/31/2018	857,934,001	$12.52	to	$10.36	$2,384,647,311	1.59%	0.20%	to	2.80%	(7.34)%	to	(9.70)%
12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17
12/31/2015	1,301,705,474	1.30	to	1.11	2,828,869,757	1.46	0.30	to	2.45	(3.80)	to	(5.82)
12/31/2014	1,447,006,616	1.35	to	1.18	2,857,654,356	1.03	0.30	to	2.45	3.66	to	1.48
TA Market Participation Strategy Service Class
12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07
12/31/2015	117,968,861	11.35	to	1.11	452,767,371	—	0.45	to	2.05	(3.68)	to	(5.19)
12/31/2014	111,054,031	11.78	to	1.17	418,144,147	—	0.45	to	2.05	7.56	to	5.87
TA Morgan Stanley Capital Growth Initial Class
12/31/2018	42,679,256	3.46	to	14.24	134,713,516	—	0.30	to	2.80	6.36	to	3.76
12/31/2017	42,128,648	3.26	to	13.73	126,618,578	—	0.30	to	2.80	43.17	to	39.70
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	—	0.30	to	2.05	(2.56)	to	(4.22)
12/31/2015	47,282,114	2.33	to	2.14	104,267,818	—	0.30	to	2.05	11.45	to	9.54
12/31/2014	59,235,134	2.09	to	1.96	118,184,347	—	0.30	to	2.05	5.69	to	3.87
TA Morgan Stanley Capital Growth Service Class
12/31/2018	14,619,393	23.24	to	14.21	108,734,790	—	0.20	to	2.65	6.22	to	3.67
12/31/2017	14,528,067	21.88	to	13.71	91,705,626	—	0.20	to	2.65	41.99	to	39.58
12/31/2016	13,431,257	15.30	to	1.54	53,195,806	—	0.90	to	2.30	(3.37)	to	(4.69)
12/31/2015	15,649,714	15.84	to	1.61	53,335,138	—	0.90	to	2.30	10.45	to	8.95
12/31/2014	12,651,656	14.34	to	1.48	34,839,910	—	0.90	to	2.30	4.84	to	3.41
TA Multi-Managed Balanced Initial Class
12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)
12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25
12/31/2015	34,089,325	2.01	to	1.98	71,558,086	1.35	0.30	to	2.50	(0.09)	to	(1.80)
12/31/2014	34,836,857	2.01	to	2.02	73,575,633	1.41	0.30	to	2.05	10.48	to	8.58
TA Multi-Managed Balanced Service Class
12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)
12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07
12/31/2015	143,153,566	1.70	to	1.46	347,407,856	1.16	0.30	to	2.45	(0.36)	to	(2.45)
12/31/2014	134,975,301	1.71	to	1.49	270,653,285	1.19	0.30	to	2.45	10.17	to	7.86
TA Multi-Manager Alternative Strategies Service Class
12/31/2018	294,271	9.96	to	9.46	2,811,857	0.89	0.20	to	2.50	(4.82)	to	(7.00)
12/31/2017	166,567	10.46	to	10.17	1,693,399	1.28	0.20	to	2.50	4.29	to	3.05
12/31/2016	163,253	10.01	to	9.64	1,601,107	2.52	0.45	to	1.65	1.56	to	0.35
12/31/2015	181,063	9.85	to	9.60	1,760,776	0.36	0.45	to	1.65	(6.03)	to	(7.15)
12/31/2014	98,872	10.49	to	10.34	1,029,166	0.68	0.45	to	1.65	2.49	to	1.27
TA PIMCO Tactical - Balanced Service Class
12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)
12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02
12/31/2015	194,833,059	10.95	to	0.98	571,936,975	—	0.45	to	2.30	(2.98)	to	(4.74)
12/31/2014	195,521,348	11.28	to	1.03	533,120,857	1.07	0.45	to	2.30	7.35	to	5.41
TA PIMCO Tactical - Conservative Service Class
12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)
12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62
12/31/2015	84,100,322	10.80	to	0.94	223,359,365	0.30	0.45	to	2.30	(2.52)	to	(4.28)
12/31/2014	72,728,605	11.08	to	0.99	132,338,428	1.23	0.45	to	2.30	8.24	to	6.28

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA PIMCO Tactical - Growth Service Class
12/31/2018	77,403,230	$12.20	to	$10.03	$311,059,978	3.06%	0.20%	to	2.65%	(7.87)%	to	(10.08)%
12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	—	0.45	to	2.30	4.40	to	2.52
12/31/2015	99,906,894	11.07	to	0.94	288,604,027	—	0.45	to	2.30	(3.89)	to	(5.63)
12/31/2014	77,908,150	11.51	to	1.00	171,846,465	1.80	0.45	to	2.30	5.92	to	4.00
TA PIMCO Total Return Initial Class
12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)
12/31/2017	108,525,289	1.67	to	10.29	174,652,447	—	0.30	to	2.80	4.57	to	2.04
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65
12/31/2015	125,233,326	1.56	to	1.45	192,941,918	2.51	0.30	to	2.05	0.39	to	(1.33)
12/31/2014	158,410,090	1.55	to	1.47	245,905,910	1.89	0.30	to	2.05	4.36	to	2.57
TA PIMCO Total Return Service Class
12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)
12/31/2017	381,085,363	10.58	to	10.29	803,609,896	—	0.20	to	2.65	4.33	to	1.95
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03
12/31/2015	475,137,309	1.31	to	1.11	833,576,453	2.54	0.30	to	2.45	0.22	to	(1.89)
12/31/2014	530,733,545	1.31	to	1.13	859,856,281	1.62	0.30	to	2.45	4.03	to	1.84
TA PineBridge Inflation Opportunities Service Class
12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)
12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48
12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47
12/31/2015	110,195,164	8.91	to	0.94	178,257,154	1.24	0.45	to	2.30	(3.30)	to	(5.05)
12/31/2014	121,100,596	9.22	to	0.98	182,242,932	0.29	0.45	to	2.30	2.92	to	1.05
TA ProFunds UltraBear Service Class (OAM)
12/31/2018	824,917,799	0.14	to	7.04	35,025,006	—	0.45	to	2.65	6.06	to	3.76
12/31/2017	325,897,312	0.13	to	6.79	13,176,394	—	0.45	to	2.65	(32.66)	to	(34.10)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	—	0.45	to	2.00	(23.94)	to	(25.08)
12/31/2015	406,801,801	0.25	to	0.08	32,809,667	—	0.45	to	2.00	(7.71)	to	(9.10)
12/31/2014	204,831,841	0.27	to	0.09	18,066,570	—	0.45	to	2.00	(25.91)	to	(27.04)
TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)
12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20
12/31/2015	225,250,178	10.27	to	1.05	432,962,686	1.01	0.45	to	2.45	(2.80)	to	(4.70)
12/31/2014	245,264,820	10.57	to	1.11	413,140,719	1.06	0.45	to	2.45	3.14	to	1.13
TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)
12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)
12/31/2015	545,348,810	10.32	to	1.04	1,537,126,518	0.97	0.45	to	2.50	(4.71)	to	(6.61)
12/31/2014	581,745,788	10.83	to	1.11	1,586,689,643	0.67	0.45	to	2.50	3.15	to	1.29
TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)	to	(8.39)
12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77	to	17.21
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51	to	(0.32)
12/31/2015	297,221,724	10.37	to	1.04	646,874,469	1.01	0.45	to	2.30	(6.95)	to	(8.64)
12/31/2014	328,199,796	11.14	to	1.14	650,876,591	0.77	0.45	to	2.30	2.76	to	0.90
TA Small/Mid Cap Value Initial Class
12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)	to	(13.88)
12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21	to	12.42
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76	to	18.70
12/31/2015	28,487,599	1.94	to	3.10	123,688,215	0.98	0.30	to	2.05	(2.80)	to	(4.47)
12/31/2014	35,048,217	2.00	to	3.25	156,210,025	0.77	0.30	to	2.05	4.91	to	3.11

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA Small/Mid Cap Value Service Class
12/31/2018	28,152,654	$14.84	to	$9.51	$105,380,785	0.68%	0.20%	to	2.65%	(11.81)%	to	(13.93)%
12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23	to	12.29
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73	to	18.10
12/31/2015	37,708,384	12.22	to	1.63	88,569,777	0.81	0.90	to	2.30	(3.60)	to	(4.92)
12/31/2014	41,438,730	12.68	to	1.71	91,247,465	0.63	0.90	to	2.30	3.99	to	2.57
TA T. Rowe Price Small Cap Initial Class
12/31/2018	43,487,831	3.14	to	10.62	114,179,188	—	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	45,509,419	3.39	to	11.75	129,784,292	—	0.30	to	2.80	22.02	to	19.07
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	—	0.30	to	2.05	10.89	to	8.99
12/31/2015	50,302,232	2.51	to	2.43	108,382,266	—	0.30	to	2.05	2.13	to	0.38
12/31/2014	59,507,563	2.46	to	2.42	126,270,687	—	0.30	to	2.05	6.23	to	4.41
TA T. Rowe Price Small Cap Service Class
12/31/2018	33,335,132	17.06	to	10.60	210,676,582	—	0.20	to	2.65	(7.47)	to	(9.69)
12/31/2017	37,785,697	18.43	to	11.74	241,993,274	—	0.20	to	2.65	20.93	to	18.88
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	—	0.90	to	2.30	10.01	to	8.51
12/31/2015	42,516,500	13.76	to	1.82	166,716,242	—	0.90	to	2.30	1.24	to	(0.14)
12/31/2014	41,706,081	13.60	to	1.82	141,930,797	—	0.90	to	2.30	5.29	to	3.86
TA Torray Concentrated Growth Initial Class
12/31/2018	37,336,127	2.63	to	11.19	131,167,696	0.22	0.30	to	2.80	(3.85)	to	(6.20)
12/31/2017	41,463,687	2.73	to	11.93	157,200,873	0.38	0.30	to	2.80	24.35	to	21.33
12/31/2016	45,742,580	2.20	to	2.08	141,507,483	0.48	0.30	to	2.05	6.42	to	4.60
12/31/2015	50,917,336	2.06	to	1.99	150,665,726	0.52	0.30	to	2.05	(1.87)	to	(3.55)
12/31/2014	63,395,151	2.10	to	2.06	191,072,993	0.88	0.30	to	2.05	9.67	to	7.79
TA Torray Concentrated Growth Service Class
12/31/2018	7,803,220	15.90	to	11.16	31,969,338	—	0.20	to	2.65	(4.06)	to	(6.36)
12/31/2017	9,771,712	16.57	to	11.92	40,766,360	0.15	0.20	to	2.65	23.30	to	21.21
12/31/2016	11,214,378	13.35	to	1.45	32,531,628	0.14	0.90	to	2.30	5.52	to	4.09
12/31/2015	12,966,791	12.65	to	1.39	32,981,418	0.31	0.90	to	2.30	(2.72)	to	(4.04)
12/31/2014	15,772,261	13.00	to	1.45	36,258,952	0.67	0.90	to	2.30	8.76	to	7.28
TA TS&W International Equity Initial Class
12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)	to	(17.84)
12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54	to	19.57
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78	to	(0.95)
12/31/2015	44,322,070	1.48	to	1.57	76,568,954	2.98	0.30	to	2.05	1.01	to	(0.72)
12/31/2014	50,729,871	1.46	to	1.59	87,463,695	2.35	0.30	to	2.05	(5.47)	to	(7.09)
TA TS&W International Equity Service Class
12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)	to	(17.89)
12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56	to	19.50
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)	to	(1.49)
12/31/2015	16,788,573	10.59	to	0.87	36,053,774	2.99	0.90	to	2.30	0.13	to	(1.23)
12/31/2014	15,903,634	10.58	to	0.88	29,124,189	2.20	0.90	to	2.30	(6.23)	to	(7.51)
TA U.S. Equity Index Service Class
12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)	to	(7.46)
12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	—	0.35	to	2.65	—	to	—
TA WMC US Growth Initial Class
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)
12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50
12/31/2015	168,111,201	1.85	to	1.35	257,886,335	0.70	0.30	to	2.30	6.53	to	4.45
12/31/2014	206,111,980	1.73	to	1.29	301,151,694	0.88	0.30	to	2.30	10.77	to	8.61

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
TA WMC US Growth Service Class
12/31/2018	24,232,577	$18.15	to	$12.02	$113,091,417	0.28%	0.20%	to	2.65%	(0.23)%	to	(2.63)%
12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24
12/31/2015	33,875,319	13.92	to	1.26	96,971,678	0.54	0.90	to	2.30	5.66	to	4.21
12/31/2014	32,953,962	13.18	to	1.21	77,258,557	0.70	0.90	to	2.30	9.84	to	8.34
Vanguard® Equity Index
12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)
12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70
12/31/2015	462,855	1.60	to	1.57	1,852,623	1.41	0.30	to	1.00	0.96	to	0.26
12/31/2014	476,937	1.59	to	1.57	948,899	1.65	0.30	to	1.00	13.17	to	12.38
Vanguard® International
12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)
12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87
12/31/2015	426,145	1.15	to	1.04	1,169,229	1.30	0.30	to	1.00	(1.06)	to	(1.76)
12/31/2014	390,264	1.16	to	1.06	424,932	1.53	0.30	to	1.00	(6.34)	to	(6.99)
Vanguard® Mid-Cap Index
12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)
12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01
12/31/2015	316,319	1.67	to	1.48	888,668	0.88	0.30	to	1.00	(1.73)	to	(2.42)
12/31/2014	249,421	1.70	to	1.51	427,668	0.93	0.30	to	1.00	13.25	to	12.46
Vanguard® Real Estate Index
12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)
12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74
12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28
12/31/2015	150,260	1.43	to	1.47	350,033	1.66	0.30	to	1.00	1.92	to	1.21
12/31/2014	174,728	1.40	to	1.45	315,866	3.46	0.30	to	1.00	29.72	to	28.82
Vanguard® Short-Term Investment Grade
12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)
12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70
12/31/2015	1,147,149	1.30	to	1.04	2,902,363	1.62	0.30	to	1.00	0.82	to	0.12
12/31/2014	931,975	1.29	to	1.04	1,468,028	1.79	0.30	to	1.00	1.45	to	0.74
Vanguard® Total Bond Market Index
12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)
12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45
12/31/2015	544,334	1.41	to	1.09	1,627,599	1.97	0.30	to	1.00	0.03	to	(0.66)
12/31/2014	581,416	1.41	to	1.10	823,633	2.48	0.30	to	1.00	5.58	to	4.84
Voya Global Perspectives Class S Shares
12/31/2018	1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29
12/31/2016	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30
12/31/2015(1)	1,633	9.20	to	9.15	15,028	—	1.29	to	2.14	—	to	—
Voya Large Cap Value Class S Shares
12/31/2018	95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18
12/31/2015(1)	—	9.28	to	9.23	—	—	1.29	to	2.14	—	to	—

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Voya Strategic Allocation Conservative Class S Shares
12/31/2018	—	$10.28	to	$9.97	$—	—%	1.29%	to	2.14%	(5.49)%	to	(6.29)%
12/31/2017	—	10.88	to	10.64	—	—	1.29	to	2.14	8.77	to	7.86
12/31/2016	—	10.00	to	9.86	—	—	1.29	to	2.14	4.12	to	3.25
12/31/2015(1)	—	9.61	to	9.55	—	—	1.29	to	2.14	—	to	—
Voya Strategic Allocation Moderate Class S Shares
12/31/2018	—	10.41	to	10.09	—	—	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	—	11.26	to	11.01	—	—	1.29	to	2.14	12.83	to	11.88
12/31/2016	—	9.98	to	9.84	—	—	1.29	to	2.14	4.96	to	4.07
12/31/2015(1)	—	9.51	to	9.45	—	—	1.29	to	2.14	—	to	—
Wanger International
12/31/2018	70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)
12/31/2017	108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)
12/31/2015	160,087	1.29	to	1.16	318,081	1.51	0.30	to	0.80	(0.20)	to	(0.70)
12/31/2014	145,508	1.29	to	1.17	232,919	1.44	0.30	to	0.80	(4.69)	to	(5.17)
Wanger USA
12/31/2018	—	2.17	to	11.02	—	—	0.30	to	2.50	(1.76)	to	(3.88)
12/31/2017	—	2.21	to	11.46	—	—	0.30	to	2.50	19.22	to	18.63
12/31/2016	67,832	1.85	to	1.82	177,312	—	0.30	to	0.80	13.35	to	12.78
12/31/2015	133,870	1.64	to	1.62	274,445	—	0.30	to	0.80	(0.91)	to	(1.40)
12/31/2014	89,393	1.65	to	1.64	204,779	—	0.30	to	0.80	4.47	to	3.95

(1)	See footnote 1
*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.15% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - International Class 2 Shares	0.30% - 0.40%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Founding Funds Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA International Equity Index Service Class	0.15%
TA U.S. Equity Index Service Class	0.15%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2018

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (“TCI”), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of AEGON N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (“TAM”). Transamerica Fund Services, Inc. (“TFS”) serves as a transfer agent to TAM, and AEGON USA Asset Management Holding, LLC (“AAM”) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of AEGON N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

71

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits:

(1)	(a)		Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Separate Account. Note 1.

	(b)		Authorization Changing Name of the Separate Account. Note 9.

(2)			Not Applicable.

(3)	(a)		Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and MidAmerica Management Corporation. Note 3.

	(a)	(1)	Principal Underwriting Agreement by and between PFL Life Insurance Company, on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 12.

	(a)	(2)

Termination of Principal Underwriting Agreement by and between AEGON USA Securities, Inc., formerly known as MidAmerica Management Corporation, and PFL Life Insurance Company on its own behalf and on the behalf of PFL Endeavor Variable Annuity Account. Note 14.

	(a)	(3)

Form of Amended and Reinstated Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company on its behalf and on behalf of the separate investment accounts. Note 30.

	(a)	(4)	Form of Amendment No. 8 and Novation to Amended and Restated Principal Underwriting Agreement. Note 42.

	(a)	(5)	Amendment No. 10 to Amended and Restated Principal Underwriting Agreement. Note 48.

	(a)	(6)	Amended and Reinstated Principal Underwriting Agreement. Note 66

(3)	(b)		Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 12.

	(b)	(1)	Form of Life Insurance Company Product Sales Agreement (TCI). Note 65.

(4)	(a)		Form of Policy for the Endeavor Variable Annuity. Note 3.

	(b)		Form of Policy Endorsement (Required Distributions). Note 3.

	(c)		Form of Policy Endorsement (Death Benefits). Note 4.

	(d)		Form of Policy Endorsement (Nursing Care). Note 7.

	(e)		Form of Policy Endorsement (Death Benefit). Note 8.

	(f)		Form of Policy for the Endeavor Variable Annuity. Note 10.

	(g)		Form of Policy Endorsement (Nursing Care). Note 10.

	(h)		Form of Policy for the Endeavor FI Variable Annuity. Note 11.

	(i)		Form of Policy Endorsement for the Endeavor FI (Nursing Care). Note 11.

	(j)		Form of Policy Endorsement for the Endeavor Variable Annuity. (Nursing Care) Note 11.

	(k)		Form of Policy for the Endeavor Variable Annuity. Note 12.

	(l)		Form of Policy Endorsement (New Separate Accounts and Annuity Commencement Date). Note 12.

	(m)		Form of Policy Rider for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity

			(GMIB) Note 14.

	(n)		Form of Policy Endorsement for the PFL Endeavor Variable Annuity and the PFL Endeavor ML Variable Annuity (403(b) Loan). Note 15.

	(o)		Form of Group Master Policy and Optional Riders for the Endeavor Variable Annuity. Note 20.

	(p)		Form of Group Certificate for the Endeavor Variable Annuity. Note 20.

	(q)		Form of Individual Policy for the Endeavor Variable Annuity. Note 20.

	(r)		Form of Policy for the Separate Account VA B. Note 24.

	(s)		Form of Policy Rider (Additional Death Distribution). Note 24.

	(t)		Form of Policy Endorsement (Initial Payment Guarantee). Note 24

	(u)		Form of Policy Rider (Managed Annuity Program) Note 26.

	(v)		Form of Individual Policy for the Separate Account VA B. Note 32.

	(w)		Form of Policy Rider (Liquidity Rider). Note 32.

	(x)		Form of Policy Rider (MAP II) Note 32.

	(y)		Form of Policy Rider (GPS) Note 77.

	(z)		Form of Policy Rider (5 for Life) Note 77.

	(aa)		Form of Rider (ADD+) Note 37.

	(bb)		Form of Rider (5 for Life-Growth - without Death Benefit) Note 39.

	(cc)		Form of Rider (5 for Life with Growth - with Death Benefit) Note 39.

	(dd)		Form of Rider (Income Select for Life). Note 77.

	(ee)		Form of Rider (Double Enhanced). Note 43.

	(ff)		Form of Rider (Retirement Income Choice). Note 77.

	(gg)		Form of Endorsement (Fund Facilitation Fee). Note 47.

	(hh)		Form of Policy Rider (Retirement Income Choice- Double withdrawal Base Benefit). Note 77.

	(ii)		Form of Policy Rider (Retirement Income Choice 1.2). Note 77.

	(jj)		Form of Policy Rider (Retirement Income Choice 1.4). Note 77.

	(kk)		Form of Policy Rider (Income Link). Note 77.

	(ll)		Form of Policy Rider (RIM). Note 77

	(mm)		Form of Policy Rider (Retirement Income Choice 1.6). Note 66

(5)	(a)		Form of Application for the Endeavor Variable Annuity. Note 11.

	(b)		Form of Application for the Endeavor FI Variable Annuity. Note 11.

	(c)		Form of Application for the Endeavor ML Variable Annuity. Note 11.

	(d)		Form of Application for the PFL Endeavor Variable Annuity. Note 12.

	(e)		Form of Application for the PFL Endeavor Variable Annuity. Note 14.

	(f)		Form of Application for the PFL Endeavor ML Variable Annuity. Note 14.

	(g)		Form of Group Master Application for the Endeavor Variable Annuity. Note 20.

	(h)		Form of Application for Transamerica Landmark Note 24.

	(i)		Form of Application for Transamerica Landmark ML. Note 24.

	(j)		Form of Application for Transamerica Landmark. Note 32.

	(k)		Form of Application for Transamerica Landmark with Merrill Lynch Funds. Note 32.

	(l)		Form of Application. Note 33.

	(m)		Form of Application Note 51.

(6)	(a)		Articles of Incorporation of PFL Life Insurance Company. Note 3.

	(a)	(1)	Articles of Incorporation of Transamerica Life Insurance Company. Note 61.

	(a)	(2)	Articles of Incorporation of Transamerica Life Insurance Company. Note 55.

(6)	(b)		Bylaws of PFL Life Insurance Company. Note 3.

	(b)	(1)	Bylaws of Transamerica Life Insurance Company. Note 61.

(7)			Reinsurance Agreement. Note 36.

(7)	(a)		Reinsurance agreement between Transamerica Life Insurance & Annuity Company and Swiss RE Life & Health America Inc. dated January 2, 1998. Note 50.

(7)	(b)		Reinsurance agreement between Transamerica Occidental Life Insurance Company and North American Reassurance Company dated July 1, 1994. Note 50.

	(c)	(1)	Reinsurance Agreement No. FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

	(c)	(1)	Reinsurance agreement Amendment No. 1 to agreement FUV-1 between Transamerica Life Insurance Company and Union Hamilton Reinsurance Limited dated April 1, 2001. Note 50.

(7)	(d)

Reinsurance Agreement No. FUV-011 between Transamerica Life Insurance Company and Scottish Annuity & Life International Insurance Company (Bermuda) Limited initial dated April 1, 2001, Amended and Restated - May 1, 2007. Note 50.

(7)	(e)		Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 31, 2008. Note 50.

	(e)	(1)	Amendment No. 1 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 30, 2008. Note 56.

	(e)	(2)	Amendment No. 2 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated December 29, 2009. Note 56.

	(e)	(3)	Amendment No. 3 to Reinsurance Agreement between Transamerica Life Insurance Company and Transamerica International RE (Bermuda) LTD dated May 27, 2010. Note 56.

	(e)	(4)	Assignment, Transfer and Novation Agreement by and among Transamerica International RE (Bermuda) Ltd., Firebird Re Corp. and Transamerica Life Insurance Company. Note 79

(7)	(f)		Reinsurance Agreement between American United Life Insurance Company and Transamerica Life Insurance Company dated July 1, 2007. Note 50.

(7)	(g)

Reinsurance Agreement between Union Hamilton Reinsurance Ltd. and Scottish Annuity & Life International Insurance Company (Bermuda) Ltd. And Transamerica Life Insurance Company dated June 30, 2008. Note 53.

(7)	(h)		Reinsurance Agreement between Firebird Re Corp. and Transamerica Life Insurance Company. Note 79

(8)	(a)		Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 3.
(8)	(b)		Participation Agreement with WRL Series Fund, Inc. Note 5.

	(b)	(1)	Amendment No. 12 to Participation Agreement among WRL Series Fund, In., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 17.

	(b)	(2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 22.

	(b)	(3)

Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc. Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 24.

	(b)	(4)

Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 32.

	(b)	(5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica) Note 36.

	(b)	(6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica) Note 37.

	(b)	(7)	Amendment No. 36 to Participation Agreement (Transamerica Series Trust). Note 46

	(b)	(8)	Amendment No. 38 to Participation Agreement (TST). Note 48.

	(b)	(9)	Amendment No. 40 to Participation Agreement (TST). Note 50.

	(b)	(10)	Amendment No. 41 to Participation Agreement (TST). Note 52.

	(b)	(11)	Amendment No. 42 to Participation Agreement (TST). Note 53.

	(b)	(12)	Amendment No. 43 to Participation Agreement (TST). Note 55.

	(b)	(13)	Amendment No. 44 to Participation Agreement (TST). Note 57

	(b)	(14)	Amendment No. 45 to Participation Agreement (TST). Note 58.

	(b)	(15)	Amendment No. 47 to Participation Agreement (TST). Note 63.

	(b)	(16)	Amendment No. 48 to Participation Agreement (TST). Note 64.

(8)	(c)		Administrative Services Agreement by and between PFL Life Insurance Company and State Street Bank and Trust Company (assigned to Vantage Computer Systems, Inc.). Note 2.

(8)	(d)		Amendment and Assignment of Administrative Services Agreement. Note 3.

(8)	(e)		Second Amendment to Administrative Services Agreement. Note 4.

(8)	(f)		Termination Notice of Administrative Services Agreement by and between PFL Life Insurance Company and Vantage Computer Systems, Inc. Note 10.

(8)	(g)		Participation Agreement by and between PFL Life Insurance Company and Merrill Lynch Asset Management L.P. for the Endeavor ML Variable Annuity Note 11.

	(g)	(1)	Amendment to Participation Agreement (BlackRock). Note 64.

	(g)	(2)	Amendment No 1. to Participation Agreement (BlackRock). Note 64.

	(g)	(3)	Amendment of Agreements (BlackRock). Note 64.

	(g)	(4)	Amendment No 3 to Participation Agreement (BlackRock). Note 74

(8)	(h)		Amendment to Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 11.

	(h)	(1)	Amendment No. 6 to Participation Agreement by and between PFL Life Insurance Company, Endeavor Management Co. and Endeavor Series Trust. Note 17

	(h)	(2)	Amendment to Schedule A of the Participation Agreement by and between PFL Life Insurance Company and Endeavor Series Trust. Note 22

	(h)	(3)

Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 32.

(8)	(i)		Participation Agreement by and between PFL Life Insurance Company and Transamerica Variable Insurance Fund, Inc. Note 20

	(i)	(1)	Termination of Participation Agreement (Transamerica). Note 26

	(i)	(2)	Participation Agreement (Transamerica). Note 26

	(i)	(3)	Addendum to Participation Agreement (Transamerica). Note 26

(8)	(j)

Participation Agreement by and between variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company, and Addendums thereto. Note 18

	(j)	(1)

Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 20

	(j)	(2)

Form of Amended Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Funds II, Fidelity Distributors Corporation, and Transamerica Life Insurance Company (formerly PFL Life Insurance Company). Note 24

	(j)	(3)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Funds, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(4)	Amendment No. 4 to Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(j)	(5)

Amendment Schedule A to Participation Agreement by and between Variable Insurance Product Funds and Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(k)		Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 19

	(k)	(1)	Amended Schedule A to Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation, and PFL Life Insurance Company Note 20

	(k)	(2)	Amendment No. 2 to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

	(k)	(3)	Amended Schedule A to Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 25

(8)	(l)		Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 21

	(l)	(1)	Amendment No. 2 to Participation Agreement by and between Janus Aspen Series and PFL Life Insurance Company. Note 22

	(l)	(2)	Amendment No. 12 to Fund Participation Agreement (Janus Aspen Series). Note 56.

	(l)	(3)	Amendment No. 13 to Fund Participation Agreement (Janus Aspen Series). Note 62.

	(l)	(4)	Amendment No. 3 to Participation Agreement (Janus). Note 67.

	(l)	(5)	Amendment No. 14 to Participation Agreement (Janus). Note 76

(8)	(m)		Participation Agreement by and among Alliance Variable Products Series Fund, PFL Life Insurance Company, AFSG Securities Corporation. Note 23.

	(m)	(1)

Amendment No. 2 to Participation Agreement by and among Alliance Variable Products Series Fund, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AFSG Securities Corporation. Note 26

	(m)	(2)	Amendment to Participation Agreement (Alliance Bernstein). Note 48.

	(m)	(3)	Amendment to Participation Agreement (Alliance Bernstein). Note 59.

	(m)	(4)	Amendment No. 13 to Participation Agreement (AllianceBernstein). Note 74

	(m)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (AllianceBernstein). Note 77

	(m)	(6)	Amended Schedule A to Participation Agreement dated May 1, 2017 (AllianceBernstein). Note 82

(8)	(n)		Participation Agreement by and among AIM Variable Insurance funds, Inc., AIM Distributors, Inc., PFL Life Insurance Company and AFSG Securities Corporation Note 27.

	(n)	(1)	Amendment No. 7 to Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc., Transamerica Life Insurance Company and AFSG Securities Corporation. Note 31.

	(n)	(2)	Amendment to Participation Agreement (AIM/INVESCO). Note 54.

	(n)	(3)	Amendment Participation Agreement (AIM/INVESCO). Note 56.

	(n)	(4)	Amendment No. 21 to Participation Agreement (AIM/INVESCO). Note 60.

	(n)	(5)	Amendment No. 12 to Participation Agreement (AIM/INVESCO). Note 67.

	(n)	(6)	Amendment No. 18 to Participation Agreement (AIM/INVESCO). Note 67.

	(n)	(7)	Amendment No. 22 to Participation Agreement (AIM/INVESCO). Note 72

(8)	(o)		Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 28.

	(o)	(1)	Partial Termination of Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 29.

	(o)	(2)	Amended and Restated Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Transamerica Life Insurance Company. Note 32.

	(o)	(3)

Amendment No. 3 to the Amended and Restated Participation Agreement dated July 1, 2001 by and among the MFS Variable Insurance Trust, Massachusetts Financial Service Company and Transamerica Life Insurance Company. Note 32.

	(o)	(4)	Addendum to Participation Agreement (MFS). Note 79

(8)	(p)		Participation Agreement among STI Classic Variable Trust, SEI Investment Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

	(p)	(1)	Amendment No. 1 to Participation Agreement by and among STI Classic Variable Trust. SEI Investments Distribution Company, Trustco Capital Management, Inc. and PFL Life Insurance Company. Note 34.

(8)	(q)

Participation Agreement between MTB Group of Funds, Edgewood Services, Inc. MTB Investment Advisors, Inc., Transamerica Life Insurance Company and Transamerica Financial Life Insurance Company. Note 34.

	(q)	(1)	Amendment No. 1 to the Participation Agreement (MTB Group of Funds). Note 37.

(8)	(r)		Amended and Restated Participation Agreement among Fidelity Distributors Corporation and Transamerica Life Insurance Company. Note 40.

	(r)	(1)	Amendment No. 7 to Participation Agreement (Fidelity Distributors Corporation) Note 64.

	(r)	(2)	Amendment No. 8 to Participation Agreement (Fidelity). Note 69.

	(r)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 82

(8)	(s)		Amended and Restated Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Life Insurance Company. Note 50.

	(s)	(1)	Amendment No. 3 to Participation Agreement (Franklin Templeton). Note 48.

	(s)	(2)	Amendment No. 4 to Participation Agreement (Franklin Templeton). Note 56.

	(s)	(3)	Amendment No. 5 to Participation Agreement (Franklin Templeton). Note 62.

	(s)	(4)	Amendment No. 2 to Participation Agreement (Franklin). Note 67.

	(s)	(5)	Amendment to Participation Agreement (Franklin). Note 67.

	(s)	(6)	Amendment to Participation Agreement January 15, 2013 (Franklin). Note 67.

	(s)	(7)	Amendment No. 8 to Amended and Restated Participation Agreement (Franklin). Note 69.

	(s)	(8)	Amendment No. 9 to Amended and Restated Participation Agreement (Franklin). Note 72

	(s)	(9)	Amendment No. 10 to Amended and Restated Participation Agreement (Franklin). Note 74

	(s)	(10)	Amendment No.11 to Participation Agreement (Franklin). Note 75

(8)	(t)		Amendment No. 1 to Participation Agreement among Huntington VA Funds and Transamerica Life Insurance Company. Note 44.

	(t)	(1)	Amendment No. 2 to Participation Agreement (Huntington). Note 50.

	(t)	(2)	Amended and Restated Supplement Late Day Transmission Agreement 2007. Note 64.

	(t)	(3)	Amended and Restated Supplemental Late Day Transmission Agreement 2008. Note 64.

	(t)	(4)	Huntington Novation Agreement 2009. Note 64.

	(t)	(5)	Huntington Amendment of Agreements 2011. Note 64.

	(t)	(6)	Amended and Restated Supplement Late Day Transmission Agreement 2012. Note 64.

	(t)	(7)	Amendment to Participation Agreement (Huntington). Note 64.

	(t)	(8)	Amendment No. 4 to Participation Agreement (Huntington). Note 69.

	(t)	(9)	Amended Schedule A to Participation Agreement (Huntington). Note 74

	(t)	(10)	Amended Schedule A to Participation Agreement dated May 16, 2014 (Huntington). Note 74

	(t)	(11)	Amended Schedule A to Participation Agreement dated March 6, 2015 (Huntington). Note 77

(8)	(u)		Participation Agreement among Transamerica Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 52.

	(u)	(1)	Amendment No. 2 to Participation Agreement (American Funds). Note 52.

	(u)	(2)	Amendment No. 4 to Participation Agreement (American Funds). Note 52.

	(u)	(3)	Amendment No. 8 to Participation Agreement (American Funds). Note 73

	(u)	(4)	Amendment No. 9 to Participation Agreement (American Funds). Note 75

	(u)	(5)	Amendment No. 10 to Participation Agreement (American Funds). Note 81

	(u)	(6)	Amendment No. 11 to Participation Agreement (American Funds). Note 82

(8)	(v)		Participation Agreement By and Among Transamerica Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 52

	(v)	(1)	Amendment No. 1 to Participation Agreement (GE). Note 59.

	(v)	(2)	Amendment No. 2 to Participation Agreement (GE). Note 69.

	(v)	(3)	Amendment No. 3 to Participation Agreement (GE/SSGA). Note 84

(8)	(w)		Amended and Restated Participation Agreement (TST). Note 67.

	(w)	(1)	Amendment No. 1 to Participation Agreement (TST). Note 69.

	(w)	(2)	Amended Schedule A to Participation Agreement dated September 18, 2013 (TST). Note 71

	(w)	(3)	Amended Schedule A to Participation Agreement dated May 1, 2014 (TST). Note 74

	(w)	(4)	Amendment No. 2 to Participation Agreement (TST). Note 75

	(w)	(5)	Amended Schedule A to Participation Agreement dated May 1, 2015 (TST). Note 77

	(w)	(6)	Amended Schedule A to Participation Agreement dated July 1, 2015 (TST). Note 78

	(w)	(7)	Amended Schedule A to Participation Agreement dated December 18, 2015 (TST). Note 79

	(w)	(8)	Amended Schedule A to Participation Agreement dated March 21, 2016 (TST). Note 79

	(w)	(9)	Amended Schedule A to Participation Agreement dated May 1, 2016 (TST). Note 79

	(w)	(10)	Amended Schedule A to Participation Agreement dated December 16, 2016 (TST). Note 80

	(w)	(11)	Amended Schedule A to Participation Agreement dated May 1, 2017 (TST). Note 82

	(w)	(12)	Amended Schedule A to Participation Agreement dated September 29, 2017 (TST). Note 84

	(w)	(13)	Amended Schedule A to Participation Agreement dated May 1, 2018 (TST). Note 86

	(w)	(14)	Amended Schedule A to Participation Agreement dated November 1, 2018 (TST). Note 86

(9)		Opinion and Consent of Counsel. Note 87.

(10)	(a)	Consent of Independent Registered Public Accounting Firm. Note 87.

	(b)	Opinion and Consent of Actuary. Note 40.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Performance Data Calculations. Note 40.

(14)		Powers of Attorney. Blake S. Bostwick, Eric J. Martin, Mark Mullin, Jay Orlandi, David Schulz, C. Michiel Van Katwijk. Note 86.

Note 1.	Incorporated herein by reference to the Initial filing of Form N-4 Registration Statement (File No. 33-33085) filed on January 23, 1990.
Note 2.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-33085) filed on April 9, 1990.
Note 3.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 33-33085) filed on April 1, 1991.
Note 4.	Incorporated herein by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1992.
Note 5.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 1993.
Note 6.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-33085) filed on January 28, 1994.
Note 7.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-33085) filed on March 29, 1994.
Note 8.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 1995.
Note 9.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 1996.
Note 10.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 33-33085) filed on February 28, 1997.
Note 11.	Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1997.
Note 12.	Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 33-33085) filed on February 27, 1998.
Note 13.	Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1998.
Note 14.	Incorporated herein by reference to Post-Effective Amendment No. 16 to Form N-4 Registration Statement (File No. 33-33085) filed on September 28, 1998.
Note 15.	Incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 33-33085) filed on January 25, 1999.
Note 16.	Incorporated herein by reference to Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 1999.
Note 17.	Incorporated herein by reference to the Initial filing of Form N-4 Registration Statement for the Access Variable Annuity (File No. 333-94489) filed on January 12, 2000.

Note 18.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on December 6, 1996.
Note 19.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) filed on April 29, 1997.
Note 20.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2000.
Note 21.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (333-26209) filed on April 28, 2000.
Note 22.	Incorporated herein by reference to Post-Effective Amendment 22 to Form N-4 Registration Statement (File No. 33-33085) filed on October 3, 2000.
Note 23.	Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-26209) filed on April 28, 2000.
Note 24.	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2001.
Note 25.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-63086) filed on September 13, 2001.
Note 26.	Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-33085) filed on October 2, 2001.
Note 27.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-7509) filed on July 16, 1998.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-7509) filed on December 23, 1997.
Note 29.	Incorporated herein by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-7509) filed on April 29, 1999.
Note 30.	Incorporated herein by reference to Post-Effective Amendment 30 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2002.
Note 31.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (333-76230) filed on April 29, 2002.
Note 32.	Incorporated herein by reference to Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-33085) filed on October 15, 2002.
Note 33.	Incorporated herein by reference to Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2003.
Note 34.	Incorporated herein by reference to Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2004.
Note 35.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-116562) filed on June 17, 2004.
Note 36.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) filed on January 7, 2005.
Note 37.	Incorporated herein by reference to Post-Effective Amendment No. 37 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2005.
Note 38.	Incorporated herein by reference to Post-Effective Amendment No. 38 to Form N-4 Registration Statement (File No. 33-33085) filed on September 12, 2005.
Note 39.	Incorporated herein by reference to Post-Effective Amendment No. 39 to Form N-4 Registration Statement (File No. 33-33085) filed on December 12, 2005.
Note 40.	Incorporated herein by reference to Post-Effective Amendment No. 40 to Form N-4 Registration Statement (File No. 33-33085) filed on April 27, 2006.
Note 41.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-131987) filed on July 19, 2006.
Note 42.	Incorporated herein by reference to Post-Effective Amendment No. 41 to Form N-4 Registration Statement (File No. 33-33085) filed on April 26, 2007.
Note 43.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-131987) filed on September 21, 2007.
Note 44.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Form N-4 Registration Statement (File No. 33-33085) filed on December 21, 2007.
Note 45.	Incorporated herein by reference to Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 46.	Incorporated herein by reference to Post-Effective Amendment No. 43 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2008.
Note 47.	Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-131987) filed on August 14, 2008.
Note 48.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Form N-4 Registration Statement (File No. 33-33085) filed on November 6, 2008.
Note 49.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-156259) filed on December 18, 2008.
Note 50.	Incorporated herein by reference to Post-Effective Amendment No. 45 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2009.
Note 51.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-142762) filed on August 31, 2009.
Note 52.	Incorporated herein by reference to Post-Effective Amendment No. 47 to Form N-4 Registration Statement (File No. 33-33085) filed on November 19, 2009.
Note 53.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Form N-4 Registration Statement (File No. 33-33085) filed on April 23, 2010.
Note 54.	Incorporated herein by reference to Post-Effective Amendment No. 49 to Form N-4 Registration Statement (File No. 33-33085) filed on August 6, 2010.
Note 55.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 56.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Form N-4 Registration Statement (File No. 33-33085) filed on February 15, 2011.
Note 57.	Incorporated herein by reference to Post-Effective Amendment No. 51 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2011.
Note 58.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173285) filed on June 8, 2011.
Note 59.	Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-125817) filed on October 7, 2011.
Note 60.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Form N-4 Registration Statement (File No. 33-33085) filed on October 7, 2011.
Note 61.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration (File No. 333-62738) filed on June 11, 2001.
Note 62.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Form N-4 Registration Statement (File No. 33-33085) filed on April 17, 2012.
Note 63.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Form N-4 Registration Statement (File No. 33-33085) filed on June 22, 2012.
Note 64.	Incorporated herein by reference to Post-Effective Amendment No. 57 to Form N-4 Registration Statement (File No. 33-33085) filed on September 10, 2012.
Note 65.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-185573) filed on December 20, 2012.
Note 66.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-185573) filed on April 10, 2013.
Note 67.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-187910) filed on April 15, 2013.

Note 68.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Form N-4 Registration Statement (File No. 33-33085) filed on April 22, 2013.

Note 69.	Incorporated herein by reference to Post-Effective Amendment No. 59 to Form N-4 Registration Statement (File No. 33-33085) filed on August 16, 2013.
Note 70.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-189435) filed on September 11, 2013.

Note 71.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on October 2, 2013.

Note 72.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Form N-4 Registration Statement (File No. 33-33085) filed on October 17, 2013.

Note 73.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-186031) filed on February 21, 2014.

Note 74.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Form N-4 Registration Statement (File No. 33-33085) filed on April 29, 2014.

Note 75.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-56908) filed on December 30, 2014.

Note 76.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-189435) filed on February 19, 2015.

Note 77.	Incorporated herein by reference to Post-Effective Amendment No. 64 to Form N-4 Registration Statement (File No. 33-33085) filed on April 24, 2015.

Note 78.	Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-186029) filed on October 13, 2015.

Note 79.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2016.

Note 80.	Incorporated herein by reference to the Initial Filing of Form N-4 Registration Statement (File No. 333-215598) filed on January 18, 2017.

Note 81.	Incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-189435) filed on August 8, 2016.

Note 82.	Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-185573) filed on April 24, 2017.

Note 83.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Form N-4 Registration Statement (File No. 33-33085) filed on April 25, 2017.

Note 84.	Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-185573) filed on April 30, 2018.

Note 85.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Form N-4 Registration Statement (File No. 33-33085) filed on April 30, 2018.

Note 86.	Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 333-185573) filed on April 25, 2019.

Note 87.	Filed herewith

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor

Blake S. Bostwick 1801 California St. Suite 5200 Denver, CO 80202	Director and President

Eric J. Martin 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499-0001	Controller, Senior Vice President and Assistant Treasurer

Mark W. Mullin 100 Light Street Baltimore, MD 21202	Director and Chairman of the Board

Jay Orlandi 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Secretary and General Counsel

David Schulz 4333 Edgewood Road, N.E. Cedar Rapids, IA 52499	Director, Chief Tax Officer and Senior Vice President

C. Michiel van Katwijk 100 Light Street Baltimore, MD 21202	Director, Executive Vice President, Chief Financial Officer and Treasurer

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

As of December 31, 2018, the following pages shows all corporations directly or indirectly controlled or under common control, with the Depositor, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member: Yarra Rapids, LLC	Real estate investments

AEGON Affordable Housing Debt Fund I, LLC	Delaware	Members: AHDF Manager I, LLC (0.01%), Mangaging Member; Transamerica Life Insurance Company (5%); non-AEGON affiliates: Dominium Taxable Fund I, LLC (94.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund II, LLC	Delaware	Members: Manager Member—AHDF Manager II, LLC (0.01%); Transamerica Life Insurance Company (99.99%)	Affordable housing loans

Aegon Affordable Housing Debt Fund III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Affordable housing loans

AEGON AM Funds, LLC	Delaware	AEGON USA Investment Management, LLC is the Manager; equity will be owned by clients/investors of AEGON USA Investment Management, LLC	To serve as a fund for a client and offer flexilbility to accommodate other similarly situated clients.

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding, LLC	Registered investment advisor

Aegon Community Investments 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.10%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-AEGON affiliate, Citibank, N.A. (48.9950%)	Investments

Aegon Community Investments 51, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 52, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 53, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 54, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 55, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Community Investments 56, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Aegon Community Investments 57, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Aegon Community Investments 58, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

AEGON Direct Marketing Services, Inc.	Maryland	Transamerica Premier Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services International, LLC	Maryland	100% AUSA Holding, LLC	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Funding Company, LLC.	Delaware	Sole Member: Transamerica Corporation	Issue debt securities-net proceeds used to make loans to affiliates

Aegon Global Services, LLC	Iowa	Sole Member: Commonwealth General Corporation	Holding company

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

Aegon LIHTC Fund 50, LLC	Delaware	Members: Aegon Community Investments 50, LLC (0.01%); Transamerica Financial Life Insurance Company (25.49750%); Transamerica Premier Life Insurance Company (25.49750%); non-affiliate of AEGON, Citibank, N.A. (48.9950%)	Investments

Aegon LIHTC Fund 51, LLC	Delaware	Members: Aegon Community Investments 51, LLC (.01%) as Managing Member; non-affiliate of AEGON, Citibank, N.A. (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon LIHTC Fund 52, LLC	Delaware

Members: Transamerica Financial Life Insurance Company (10.18%); Transamerica Life Insurance Company (1%); Managing Member—Aegon Community Investments 52, LLC (0.01%); non-affiliates of AEGON, Citibank, N.A. (49%); California Bank & Trust (5.21%); Pacific West Bank (7.58%); Ally Bank (11.35%); US Bank

(7.58%); Bank of the West (7.46%)

Investments

Aegon LIHTC Fund 54, LLC	Delaware	Sole Member: Aegon Community Investments 54, LLC	Investments

Aegon LIHTC Fund 55, LLC	Delaware	Members: Investor Member—Transamerica Premier Life Insurance Company (2.8195%); non-affiliates of AEGON, Citibank, N.A. (21.6890%), Ally Bank (8.2090%), Bank of Hope (14.2687%), Lake City Bank (1.4679%), Securian (MLIC) (7.4614%), The Guardian Life Insurance Compnay of America (10.4477%), U.S. Bancorp Community Development Corporation (22.0987%), ZB National Association (1.8110%). Managing Member—Aegon Community Investments 55, LLC (0.0100%).	Investments

Aegon LIHTC Fund 57, LLC	Delaware	Members: Managing Member—Aegon Community Investments 57, LLC (.01%); non-affiliate of AEGON, Bank of America, N.A. as investor member (99.99%)	Investments

Aegon LIHTC Fund 58, LLC	Delaware	Sole Member: Aegon Community Investments 58, LLC	Investments

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.2183%) ; Transamerica Premier Life Insurance Company (25.7817%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% Transamerica Corporation	Holding company

Aegon Market Neutral Income Fund, LLC	Delaware	AEGON USA Investment Management, LLC is the sole Member until the first investor buys in, then the entity will be managed by a 3-member Board of Managers.	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Aegon Multi-Family Equity Fund, LLC	Delaware	Members: Transamerica Life Insurance Company (63%); Transamerica Financial Life Insurance Company (20%); Transamerica Premier Life Insurance Company (17%); Non-Member Manager—AMFETF Manager, LLC (0%)	Investments

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	Sole Member: AUSA Holding, LLC	Holding company

AEGON USA Investment Management, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member: AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

AHDF Manager I, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager II, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AHDF Manager III, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

ALH Properties Eight LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Seventeen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	Sole Member: FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMFETF Manager, LLC	Delaware	Sole Member: AEGON USA Realty Advisors, LLC	Investments

AMTAX HOLDINGS 308, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 347, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 388, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 483, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 546, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 559, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 561, LLC	Ohio	TAHP Fund VII, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 567, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 588, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 613, LLC	Ohio	Garnet LIHTC Fund VII, LLC—99% member; Cupples State LIHTC Investors, LLC—1% member; TAH Pentagon Funds, LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 639, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 649, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

AMTAX HOLDINGS 672, LLC	Ohio	TAHP Fund I, LLC—100% MEMBER; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AMTAX HOLDINGS 713, LLC	Ohio	TAHP Fund II, LLC—100% member; TAH Pentagon Funds LLC—non-owner manager	Affordable housing

Apollo Housing Capital Arrowhead Gardens, LLC	Delaware	Sole Member: Garnet LIHTC Fund XXXV, LLC	Affordable housing

AUIM Credit Opportunities Fund, LLC	Delaware	Members: AEGON USA Invesmtent Management, LLC (98.36%); non- affiliate of AEGON (1.64%)	Investment vehicle

AUSA Holding, LLC	Maryland	Sole Member: 100% Transamerica Corporation	Holding company

AUSA Properties, Inc.	Iowa	100% AEGON USA Realty Advisors, LLC	Own, operate and manage real estate

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Barfield Ranch Associates, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL-Barfield, LLC (50%)	Investments

Bay State Community Investments I, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments in low income housing tax credit properties

Carle Place Leasehold SPE, LLC	Delaware	Sole Member: Transamerica Financial Life Insurance Company	Lease holder

Cedar Funding, Ltd.	Cayman Islands	100% Transamerica Life Insurance Company	Investments

Commonwealth General Corporation	Delaware	100% Transamerica Corporation	Holding company

Creditor Resources, Inc.	Michigan	100% AUSA Holding, LLC	Credit insurance

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	Sole Member: Garnet LIHTC Fund VIII, LLC	Investments

FD TLIC, Limited Liability Company	New York	100% Transamerica Life Insurance Company	Broadway production

FGH Realty Credit LLC	Delaware	Sole Member: FGH USA, LLC	Real estate

FGH USA LLC	Delaware	Sole Member: RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	Sole Member: FGH USA LLC	Real estate

FGP West Street LLC	Delaware	Sole Member: FGP West Mezzanine LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Fifth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Management services

First FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Fourth FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100% Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments III, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXV, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVI, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXVIII, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXIX, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XL, LLC	Delaware	Sole Member—Transamerica Life Insurance Company	Investments

Garnet Community Investments XLI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIV, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVI, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XLVII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLVIII, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet Community Investments XLIX, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Garnet ITC Fund XLIII, LLC	Delaware	Members: Garnet Community Investments XLIII, LLC (0%) asset manager: non-affiliate of AEGON, Solar TC Corp. (100%) investor member	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson- Pilot Life Insurance Company, a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (99.99%); Transamerica Life Insurance Company (0.01%) J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (99.99%); Transamerica Life Insurance Company (0.01%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non- AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non- AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Members: Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	Members: 0.01% Garnet Community Investments, LLC (0.01%); Wells Fargo Bank, N.A. (49.995%); and Goldenrod Asset Management, Inc.(49.995%), both non-AEGON affiliates	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Special Situations Investing Group II, LLC, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member—Garnet Community Investments XX, LLC	Investments

Garnet LIHTC Fund XXI, LLC	Delaware	Sole Member: Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	Members: Garnet Community Investments XXIV, LLC (0.01% as Managing Member); Transamerica Life Insurance Company (21.26%); non- affiliates of AEGON: New York Life Insurance Company (25.51%), New York Life Insurance and Annuity Corporation (21.73%) and Principal Life Insurance Company (31.49%)	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Bank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non- affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non- affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non- affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable housing I, LLC (1%)	Investments

Garnet LIHTC Fund XXXII, LLC	Delaware	Sole Member: Garnet Community Investments XXXVII, LLC.	Investments

Garnet LIHTC Fund XXXIII, LLC	Delaware	Members: Garnet Community Investment XXXIII, LLC (0.01%); non- affiliate of AEGON, NorLease, Inc. (99.99%)	Investments

Garnet LIHTC Fund XXXIV, LLC	Delaware	Members: non-AEGON affiliate, U.S. Bancorp Community Development Corporation (99.99%); Garnet Community Investments XXXIV, LLC (.01%)	Investments

Garnet LIHTC Fund XXXV, LLC	Delaware	Members: Garnet Community Investment XXXV, LLC (0.01%); non- affiliate of AEGON, Microsoft Corporation (99.99%)	Investments

Garnet LIHTC Fund XXXVI, LLC	Delaware	Members: Garnet Community Investments XXXVI, LLC (1%) as managing member; JPM Capital Corporation, a non-AEGON affiliate (99%) as investor member	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXXVII, LLC	Delaware	Members: Garnet Community Investments XXXVII, LLC (.01%); LIH Realty Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXXVIII, LLC	Delaware	Members: Garnet Community Investments XXXVIII, LLC, non- member manager; non-affiliate of AEGON, Norlease, Inc. (100%)	Investments

Garnet LIHTC Fund XXXIX, LLC	Delaware	Members: Garnet Community Investments XXXIX, LLC at 1% managing member and non-AEGON affiliate, FNBC Leasing Corporation as the 99% investor member.	Investments

Garnet LIHTC Fund XL, LLC	Delaware	Members: Garnet Community Investments XL, LLC as a .01% member and non-AEGON affiliate, Partner Reinsurance Company of the U.S. as the 99.99% member.	Investments

Garnet LIHTC Fund XLI, LLC	Delaware

Members: Transamerica Life Insurance Company (9.990%) and Garnet Community Investments XLI, LLC (.01% managing member); non- AEGON affiliates : BBCN Bank (1.2499%), East West Bank (12.4988%), Opus Bank (12.4988%),

Standard Insurance Company (24.9975%), Mutual of Omaha (12.4988%), Pacific Western Bank (7.4993%) and Principal Life Insurance Company (18.7481%).

Investments

Ganet LIHTC Fund XLII, LLC	Delaware	Members: Garnet Community Investments XLII, LLC (.01%) managing member; non-affiliates of AEGON: Community Trust Bank (83.33%) investor member; Metropolitan Bank (16.66%) investor member.	Investments

Garnet LIHTC Fund XLIV-A, LLC	Delaware	Sole Member: ING Capital, LLC; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Garnet LIHTC Fund XLIV-B, LLC	Delaware	Sole Member: Lion Capital Delaware, Inc.; Asset Manager: Garnet Community Investments XLIV, LLC (0% interest)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XLVI, LLC	Delaware	Members: Garnet Community Investments XLVI, LLC (0.01%) managing member; non-affiliate of AEGON, Standard Life Insurance Company (99.99%) investor member	Investments

Garnet LIHTC Fund XLVII, LLC	Delaware	Members: Garnet Community Investments XLVII, LLC (1%) managing member; Transamerica Premire Life Insurance Company (14%) investor member; non-affiliate of AEGON: Citibank, N.A. (49%) investor member; New York Life Insurance Company (20.5%) investor member and New York Life Insurance and Annuity Corporation (15.5%) investor member.	Investments

Garnet LIHTC Fund XLVIII, LLC	Delaware	Members: Transamerica Financial Life Insurance Company (75.18%) and Garnet Community Investments XXXLVIII, LLC (.01%); non-affiliates of AEGON: U.S. Bancorp Community Development Corporation (21.04%), American Republic Insurance Company (2.84%), Bank of Hope (.93%)	Investments

Horizons Acquisition 5, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Imani Fe, LP	California	Partners: Garnet LIHTC Fund XIV, LL (99.99% investor limited partner); Transamerica Affordable Housing, Inc. (non-owner special limited partner); non- affiliates of AEGON: ABS Imani Fe, LLC (.0034% class A limited partner); TAH Imani Fe GP, LLC (.0033% co-general partner); Grant Housing and Economic Development Corporation (.0033% managing general partner)	Affordable housing

InterSecurities Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

Investors Warranty of America, LLC	Iowa	Sole Member: RCC North America LLC	Leases business equipment

Ironwood Re Corp.	Hawaii	100% Commonwealth General Corporation	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
LCS Associates, LLC	Delaware	Sole Member: RCC North America LLC	Investments

Life Investors Alliance LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIHTC Fund 53, LLC	Delaware	Non-Member Manager, AEGON Community Investments 53, LLC (0%); non-affiliates of AEGON: Bank of America, National Association (98%); MUFG Union Bank, N.A. (2%)	Investments

LIHTC Fund 56, LLC	Delaware	Members: Managing Member—Aegon Community Investments 56, LLC (0%); non-affiliates of AEGON, Bank of America, National Association (90%) and MUFG Union Bank, N.A. (10%)	Investments

LIHTC Fund XLV, LLC	Delaware	Non-Member Manager: Garnet Community Investments XLV, LLC (0%)	Investments

LIHTC Fund XLIX, LLC	Delaware	Sole Member: Garnet Community Investments XLIX, LLC	Investments

LIICA Re II, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding, LLC	Trust company

Mitigation Manager, LLC	Delaware	Sole Member: RCC North America LLC	Investments

MLIC Re I, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding, LLC	Provides certain financial services for affiliates including, but not limited to, certain intellectual property, computer and computer- related software and hardware services, including procurement and contract services to some or all of the members of the AEGON Group in the United States and Canada.

Monumental Financial Services, Inc.	Maryland	100% Transamerica Corporation	DBA in the State of West Virginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding, LLC	Provides management services to unaffiliated third party administrator

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Natural Resources Alternatives Portfolio I, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%); Managing Member: AEGON USA Realty Advisors, LLC	Investment vehicle—to invest in Natural Resources

Oncor Insurance Services, LLC	Iowa	Sole Member—Life Investors Financial Group, Inc.	Direct sales of term life insurance

Osceola Mitigation Partners, LLC	Florida	Members: Mitigation Manager, LLC (50%); non-affiliate of AEGON, OBPFL- MITBK, LLC (50%)	Investmetns

Pearl Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Pearl Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Peoples Benefit Services, LLC	Pennsylvania	Sole Member—Transamerica Life Insurance Company	Marketing non-insurance products

Pine Falls Re, Inc.	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Placer 400 Investors, LLC	California	Members: RCC North Amerivca LLC (50%); non-affiliate of AEGON, AKT Placer 400 Investors, LLC (50%)	Investments

Primus Guaranty, Ltd.	Bermuda	Members: Transamerica Life Insurance Company (20% 13.1%) and non-affiliates of AEGON and the public holders own the remainder.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: RCC North America LLC	Owner of Core subsidiary entities

RCC North America LLC	Delaware	Sole Member: Transamerica Corporation	Real estate

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (92.%); Transamerica Financial Life Insurance Company (7.5%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (74.4% ); Transamerica Premier Life Insurance Company (25.6%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Transamerica Premier Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (53.6%).	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members: Transamerica Life Insurance Company (64%); Transamerica Premier Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Rock Springs Drive, LLC	Maryland	Members: RCC North America LLC (98%); non-affiliate of AEGON, Longshore Ventures, LLC (2%)	Investments

SB Frazer Owner, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	Investments

Second FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Seventh FGP LLC	Delaware	Sole Member: FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% Transamerica Corporation	Dormant

St. Lucie West Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Reinsurance Company	Vermont	100% Transamerica Life Insurance Company	Captive insurance company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TABR Realty Services, LLC	Delaware	Sole Member: AUSA Holding, LLC	Real estate investments

TAH-MCD IV, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership.

TAH Pentagon Funds, LLC	Iowa	Sole Member—Transamerica Affordable housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member—Garnet LIHTC Fund IX, LLC	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member—Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estate investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property.

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Jay Orlandi	Delaware	100% AEGON International B.V.	Voting Trust

THH Acquisitions, LLC	Iowa	Sole Member—Transamerica Life Insurance Company	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, LLC and holder of foreclosed real estate.

TLIC Oakbrook Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

TLIC Watertree Reinsurance Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member—PSL Acquisitions Operating, LLC	Irrigation company

Tradition Land Company, LLC	Iowa	Sole Member: RCC North America LLC	Acquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed real estate.

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Advisors Life Insurance Company	Arkansas	100% Transamerica Corporation	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding, LLC	Special purpose subsidiary

Transamerica Asset Management, Inc.	Florida	Transamerica Premier Life Insurance Company owns 77%; AUSA Holding, LLC owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	Sole Member: TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica (Bermuda) Services Center, Ltd.	Bermuda	100% AEGON International B.V.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding, LLC	Broker/Dealer

Transamerica Casualty Insurance Company	Iowa	100% Transamerica Corporation	Insurance company

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Distribution Finance—Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Transamerica Financial Advisors, Inc.	Delaware	1,000 shares owned by AUSA Holding, LLC; 209 shares owned by Commonwealth General Corporation; 729 shares owned by AEGON Asset Management Services, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	88% Transamerica Corporation; 12% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Transamerica Premier Life Insurance Company owns 44%; AUSA Holding, LLC owns 56%	Mutual fund

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	Members: 51% Beth Lewellyn; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% Transamerica Corporation	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Commonwealth General Corporation	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member—AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Investors Securities Corporation	Delaware	100% Transamerica Retirement Solutions, LLC	Broker/Dealer

Transamerica Leasing Holdings Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life Insurance Company	Iowa	100%—Commonwealth General Corporation	Insurance

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda — will primarily write fixed universal life and term insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% Commonwealth General Corporation	Life insurance

Transamerica Premier Life Insurance Company	Iowa	100% Commonwealth General Corporation	Insurance Company

Transamerica Pyramid Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	Sole Member: Transamerica Premier Life Insurance Company	Realty limited liability company

Transamerica Redwood Park, LLC	Delaware	Sole Member—Transamerica Corporation	Hold property interests in Redwood Park in California

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides education and information regarding retirement and economic issues.

Transamerica Retirement Advisors, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Investment advisor

Transamerica Retirement Insurance Agency, LLC	Delaware	Sole Member: Transamerica Retirement Solutions, LLC	Conduct business as an insurance agency.

Transamerica Retirement Solutions, LLC	Delaware	Sole Member: AUSA Holding, LLC	Retirement plan services.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

Transamerica Travel and Conference Services, LLC	Iowa	Sole Member: Money Services, Inc.	Travel and conference services

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

Transamerica Ventures, LLC	Delaware	Sole Member: AUSA Holding, LLC	Investments

Transamerica Ventures Fund, LLC	Delaware	100% AUSA Holding, LLC	Investments

United Financial Services, Inc.	Maryland	100% Transamerica Corporation	General agency

Universal Benefits, LLC	Iowa	Sole Member: AUSA Holding, LLC	Third party administrator

US PENG, INC.	Delaware	Sole Member: AEGON Levensverzekering N.V.	Energy investment strategy

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	Sole Member: World Financial Group, Inc.	Marketing

WFG Reinsurance Limited	Hawaii	51% owned by World Financial Group, Inc.; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Canada Inc.	Canada	100% World Financial Group Holding Company of Canada Inc.	Marketing

World Financial Group Holding Company of Canada Inc.	Canada	100% Commonwealth General Corporation	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency, Inc.	California	100% Transamerica Premier Life Insurance Company	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

Yarra Rapids, LLC	Delaware	Members are: Real Estate Alternatives Portfolio 4MR, LLC (49%) and non- AEGON affiliate (51%)	Real estate investments

Zahorik Company, Inc.	California	100% AUSA Holding, LLC	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (33.06%); Transamerica Premier Life Insurance Company (36.40%); Transamerica Financial Life Insurance Company (18.13%); Transamerica Pacific Insurance Company, Ltd. (12.41%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.    Number of Policyowners

As of March 31, 2019, there were 74,334 Owners of the Policies for LandmarkSM Variable Annuity; and 2,931 Owners of the Policies for the Members® LandmarkSM Variable Annuity.

Item 28.    Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA B, Separate Account VA Q, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL-A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA QNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account, TFLIC Series Life Account, TFLIC Pooled Account No. 44, Transamerica Variable Funds, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Annuity Account, WRL Series Annuity Account B, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account and Separate Account VL E. This account is a separate account of Transamerica Premier Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds, Transamerica Investors, Inc., and Transamerica Asset Allocation Variable Funds.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter

Brian Beitzel	(2)	Director, Treasurer and Chief Financial Officer

Joe Boan	(1)	Director and Vice President

David R. Paulsen	(3)	Director, Chief Executive Officer, President and Chairman of the Board

Doug Hellerman	(3)	Chief Compliance Officer

Gregory E. Miller-Breetz	(1)	Secretary

Vincent J. Toner	(3)	Vice President

Alison Ryan	(3)	Assistant Secretary

(1)	100 Light Street, Floor B1, Baltimore, MD 21202
(2)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(3)	1801 California Street, Suite 5200, Denver, CO 80202

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$62,731,496	0	0	0

(1)	Fiscal Year 2018

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.
Item 31.    Management Services.

All management Policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Life Insurance Company.

SECTION 403(B) REPRESENTATIONS

        Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

STATEMENT PURSUANT TO RULE 6C-7: TEXAS OPTIONAL RETIREMENT PROGRAM

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Denver and State of Colorado, on this 26th day of April, 2019.

SEPARATE ACCOUNT VA B
Registrant

TRANSAMERICA LIFE INSURANCE COMPANY
Depositor

*
Blake S. Bostwick
Director and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Blake S. Bostwick	Director and President	April 26, 2019

* Eric J. Martin	Controller, Senior Vice President and Assistant Treasurer	April 26, 2019

* Mark W. Mullin	Director and Chairman of the Board	April 26, 2019

* Jay Orlandi	Director, Executive Vice President, Secretary and General Counsel	April 26, 2019

* David Schulz	Director, Chief Tax Officer and Senior Vice President	April 26, 2019

* C. Michiel van Katwijk	Director, Executive Vice President, Chief Financial Officer and Treasurer	April 26, 2019

/s/ Brian Stallworth Brian Stallworth	Assistant Secretary	April 26, 2019

*	By: Brian Stallworth – Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.

Registration No. 33-33085

811-06032

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

SEPARATE ACCOUNT VA B

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
9	Opinion and Consent of Counsel
10(a)	Consent of Independent Registered Public Accounting Firm

*	Page numbers included only in manually executed original.